UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22761

Investment Company Act file number

Stone Ridge Trust

(Exact name of registrant as specified in charter)

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, New York 10017

(Name and address of agent for service)

(855) 609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2023

Date of reporting period: October 31, 2023

Item 1. Reports to Stockholders.

(a)

Annual Report

October 31, 2023

Stone Ridge High Yield Reinsurance Risk Premium Fund

Stone Ridge Diversified Alternatives Fund

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $25,000,000 made on November 1, 2013. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, returns for the Fund would have been lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Intercontinental Exchange (ICE) Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED OCTOBER 31, 2023)
	1-year period ended 10/31/2023	5-year period ended 10/31/2023	10-year period ended 10/31/2023

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class I	22.92%	5.03%	4.84%

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class M	22.93%	4.93%	4.71%

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	4.80%	1.78%	1.16%

Stone Ridge Funds	Annual Report	October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

PERFORMANCE DATA (Unaudited)

This chart assumes an initial gross investment of $500,000 made on May 1, 2020 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, returns for the Fund would have been lower. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Intercontinental Exchange (ICE) Bank of America (BofA) Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Index figures do not reflect any deduction of fees, taxes or expenses, and are not available for investment.

TOTAL RETURNS (FOR PERIOD ENDED OCTOBER 31, 2023)
	1-year period ended 10/31/2023	Since Inception (04/30/20)

Stone Ridge Diversified Alternative Fund — Class I	25.59%	10.68%

Stone Ridge Diversified Alternative Fund — Class J	25.29%	10.39%

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	4.80%	1.61%

Stone Ridge Funds	Annual Report	October 31, 2023

ALLOCATION OF PORTFOLIO HOLDINGS AT OCTOBER 31, 2023 (Unaudited)

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY YEAR OF SCHEDULED MATURITY

2023	$144,569,624	6.2%

2024	570,356,953	24.6%

2025	513,849,385	22.2%

2026	561,971,283	24.3%

2027	123,226,265	5.3%

2028	33,060,744	1.4%

2029	22,264,470	1.0%

2030	13,828,562	0.6%

Not Applicable(1)	219,655,130	9.5%

Other(2)	113,046,612	4.9%
	$2,315,829,028

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Asset-Backed Securities	$101,199,780	9.6%

Event Linked Bonds	284,494,886	27.1%

Investment Companies	6,614,922	0.6%

Participation Notes	41,315,136	3.9%

Preference Shares	44,048,793	4.2%

Purchased Options	8,601,603	0.8%

Short-Term Investments	528,416,297	50.3%

Whole Loans- Consumer Loans	47,124,991	4.5%

Whole Loans- Student Loans	61,740	0.0%

Other Liabilities In Excess of Assets (3)	(11,300,440)	-1.0%
	$1,050,577,708

(1)	Preference shares do not have maturity dates.
(2)	Cash, cash equivalents, short-term investments and liabilities in excess of other assets.
(3)	Cash, cash equivalents and liabilities in excess of other assets.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2023

Management’s Discussion of Fund Performance

The Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”) is designed to capture the reinsurance risk premium by investing in a broad set of reinsurance-related securities, primarily focused on higher yielding catastrophe bonds. For the twelve months ended October 31, 2023, Class I’s total return was 22.92% and Class M’s total return was 22.93%. The Fund’s performance is largely based on the occurrence or non-occurrence of natural or non-natural catastrophe events or other loss events around the world, which impact the performance of reinsurance-related securities. The Fund’s exposures span many different regions and types of events covered. Positive performance was a function of two concurrent market dynamics: reinsurance premiums rose materially as a result of losses experienced from Hurricane Ian last year as well as a supply-demand imbalance for capital in the reinsurance industry, and there were no natural catastrophe events that caused meaningful losses to the High Yield Reinsurance Fund during the fiscal year.

The Stone Ridge Diversified Alternatives Fund (the “Diversified Alternatives Fund”) seeks to generate positive returns through exposure to a diversified set of risk premiums. These risk premiums include reinsurance, market risk transfer, style premium investing, alternative lending, single family real estate and bitcoin. The reinsurance risk premium strategy seeks to generate returns by investing in insurance-linked securities, such as catastrophe bonds and quota shares, that provide counterparties protection against catastrophic events such as hurricanes or other natural disasters. The market risk transfer strategy seeks to generate returns through the sale of delta hedged call and put options that provide counterparties with protection against changes in the market price of various assets such as oil or wheat. Style premium investing seeks to generate returns by investing in assets with certain well-known risk characteristics such as value, momentum and carry that have historically rewarded investors with higher returns. The style premium strategy generally holds both long and short positions to gain exposure to the desired risk characteristics while reducing correlation to traditional investments. Alternative lending seeks to generate returns by buying and selling consumer loans and student loans originated through non-traditional lending marketplaces. Single family real estate seeks to generate returns by investing in securities related to single family rental homes. Bitcoin seeks to generate returns by selling put options on bitcoin futures contracts and/or investing in pooled investment vehicles, such as registered or private funds, that themselves invest in bitcoin.

During the fiscal year ending October 31, 2023, the market risk transfer strategy was a positive contributor to returns for the Diversified Alternatives Fund. Implied volatility was generally higher than realized volatility across sleeves within the strategy. Energy and equity assets in particular were top performers during the fiscal year. The style premia strategy was also a positive contributor to fund returns. Within the style premium strategy, the commodity value and FX value styles were the top performers, while the equity momentum style lagged. The reinsurance strategy was the largest contributor to fund returns. Positive performance was a function of two concurrent market dynamics: reinsurance premiums rose materially as a result of losses experienced from Hurricane Ian last year and there were no natural catastrophe events that caused meaningful losses to the Diversified Alternatives Fund this year. (Please see commentary above for more information on the reinsurance market dynamics.) The alternative lending strategy was a small positive contributor to returns as increased loan delinquency rates where more than offset by higher rates and tightened credit standards on new loans. Single-family real estate was a modest positive contributor to fund returns as negative mark-to-market impacts related to rising interest rates were offset by interest received on investments. The bitcoin strategy was a positive contributor to fund returns. Bitcoin itself generally trended higher during the fiscal year, which allowed the fund to retain the majority of premiums collected in exchange for its written put options. For the fiscal year ending October 31, 2023, Class I’s total return was 25.59% and Class J’s total return was 25.29%.

Stone Ridge Funds	Annual Report	October 31, 2023

Management’s Discussion of Fund Performance

DEFINITIONS

Catastrophe bonds — Debt instruments issued by insurance or reinsurance companies in order to transfer part of the risks associated with exceptional natural events, such as hurricanes and earthquakes.

Options — Options are financial derivatives that give buyers the right, but not the obligation, to buy or sell an underlying asset at an agreed-upon price and date.

Put option — A put is an option contract that gives the owner the right, but not the obligation, to sell a certain amount of the underlying asset, at a set price within a specific time.

Correlation — Correlation is a statistic that measures the degree to which two investments move in relation to each other.

Futures contracts — A futures contract is a legal agreement to buy or sell a particular commodity asset, or security at a predetermined price at a specified time in the future.

RISK DISCLOSURES

Stone Ridge Funds are generally sold only to (i) institutional investors, including registered investment advisers (“RIAs”), that meet certain qualifications and have completed an educational program provided by Stone Ridge Asset Management LLC; (ii) clients of such institutional investors; and (iii) certain other eligible investors. Investors and RIAs allocating to clients’ accounts should carefully consider a Fund’s risks and investment objectives, as an investment in a Fund may not be appropriate for all investors and is not designed to be a complete investment program. Investing in the Funds involves a high degree of risk. It is possible that investing in the Funds may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors and RIAs allocating to clients’ accounts should (i) consider the suitability of this investment with respect to such investor’s or client’s investment objectives and individual situation and (ii) consider factors such as such investor’s or client’s net worth, income, age, and risk tolerance. Investment should be avoided where an investor has a short-term investing horizon and/or cannot bear the loss of some or all of their investment. Before investing in a Fund, investors and RIAs allocating to clients’ accounts should read the discussion of risks of investing in the prospectus.

Stone Ridge Funds	Annual Report	October 31, 2023

Schedule of Investments	as of October 31, 2023

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT		VALUE
EVENT LINKED BONDS - 81.9%
Chile - 1.0%
Earthquake - 1.0%
IBRD CAR 131 (SOFR + 4.750%), 03/31/2026 (a)(b)(c)(d) (Cost: $21,913,357; Original Acquisition Date: 03/17/2023)		$21,829,000	$22,228,471

Europe - 1.0%
Earthquake - 0.0% (e)
Azzurro Re II Class A (3 Month Eurobor + 4.760%), 01/17/2024 (a)(b)(c)(d) (Cost: $487,485; Original Acquisition Date: 07/06/2020)	EUR	431,000	455,220

Multiperil - 0.2%
Lion III Re DAC 2021-1 (3 Month Eurobor + 4.010%), 07/16/2025 (a)(b)(c)(d)(f) (Cost: $5,902,235; Original Acquisition Date: 06/30/2023)		5,493,000	5,631,969

Terrorism - 0.1%
Baltic PCC 2022-1 Class A (T-Bill 3 Month + 5.500%), 03/07/2025 (a)(b)(c)(d) (Cost: $2,345,090; Original Acquisition Date: 03/02/2022)	GBP	1,750,000	2,071,374

Windstorm - 0.7%
Eiffel Re 2023-1 Class A (3 Month Eurobor + 3.250%), 01/19/2027 (a)(b)(c)(d) (Cost: $9,708,312; Original Acquisition Date: 06/22/2023)	EUR	8,860,000	$9,302,114
Hexagon III Re Pte. Class B (3 Month Eurobor + 10.609%), 01/15/2026 (a)(b)(c)(d)(f) (Cost: $2,250,098; Original Acquisition Date: 11/23/2021)		2,000,000	1,965,315
Randolph Re 2023-1 Class A 8.042%, 06/15/2024 (a)(c)(d)(f)(g) (Cost: $4,126,022; Original Acquisition Date: 06/08/2023)		4,019,000	4,043,282

			15,310,711

			23,469,274

Global - 9.0%
Multiperil - 8.4%
2001 Cat Re 2020-1 Class A (T-Bill 3 Month + 12.660%), 01/08/2024 (a)(b)(c)(d) (Cost: $5,084,000; Original Acquisition Date: 11/13/2020)		$5,084,000	5,069,256

	PRINCIPAL AMOUNT	VALUE
Multiperil - 8.4% (continued)
3264 Re 2022-1 Class A (T-Bill 3 Month + 19.000%), 01/08/2025 (a)(b)(c)(d)(f) (Cost: $7,957,000; Original Acquisition Date: 12/16/2021)	$7,957,000	$5,768,825
Atlas Capital 2020 DAC 2020-1 (T-Bill 3 Month + 8.300%), 06/10/2024 (a)(b)(c)(d) (Cost: $6,954,000; Original Acquisition Date: 04/23/2020)	6,954,000	7,041,273
Atlas Capital 2022 DAC 2022-1 Class A (SOFR + 9.680%), 06/06/2025 (a)(b)(c)(d) (Cost: $16,012,000; Original Acquisition Date: 05/24/2022)	16,012,000	16,264,189
Atlas Capital DAC 2023-1 Class A (SOFR + 7.250%), 06/05/2026 (a)(b)(c)(d) (Cost: $1,010,029; Original Acquisition Date: 07/06/2023)	1,000,000	1,010,900
Claveau Re 2021-1 Class A (T-Bill 3 Month + 17.250%), 07/08/2025 (a)(b)(c)(d) (Cost: $8,427,000; Original Acquisition Date: 07/01/2021)	8,427,000	4,771,367
Herbie Re 2021-1 Class A (T-Bill 3 Month + 17.250%), 06/06/2025 (a)(b)(c)(d) (Cost: $5,084,000; Original Acquisition Date: 05/19/2021)	5,084,000	2,770,780
Kendall Re 2021-1 Class A (T-Bill 3 Month + 4.000%), 05/02/2024 (a)(b)(c)(d) (Cost: $15,807,154; Original Acquisition Date: 04/19/2021)	15,864,000	15,724,397
Kendall Re 2021-1 Class B (T-Bill 3 Month + 6.250%), 05/02/2024 (a)(b)(c)(d) (Cost: $7,515,000; Original Acquisition Date: 04/19/2021)	7,515,000	7,491,328
Kilimanjaro III Re 2019-1 Class B-1 (T-Bill 3 Month + 9.910%), 12/19/2023 (a)(b)(c)(d) (Cost: $26,363,643; Original Acquisition Date: 12/09/2019)	26,547,000	26,507,180
Kilimanjaro III Re 2021-1 Class A-1 (T-Bill 3 Month + 12.360%), 04/21/2025 (a)(b)(c)(d) (Cost: $7,298,567; Original Acquisition Date: 04/08/2021)	7,294,000	7,130,614
Kilimanjaro III Re 2021-1 Class B-1 (T-Bill 3 Month + 4.860%), 04/21/2025 (a)(b)(c)(d) (Cost: $2,500,000; Original Acquisition Date: 04/08/2021)	2,500,000	2,440,000
Kilimanjaro III Re 2021-1 Class C-1 (T-Bill 3 Month + 4.560%), 04/21/2025 (a)(b)(c)(d) (Cost: $5,497,765; Original Acquisition Date: 04/08/2021)	5,526,000	5,438,689

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Schedule of Investments	as of October 31, 2023

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 8.4% (continued)
Kilimanjaro III Re 2021-2 Class A-2 (T-Bill 3 Month + 12.360%), 04/20/2026 (a)(b)(c)(d) (Cost: $5,968,000; Original Acquisition Date: 04/08/2021)	$5,968,000	$5,734,353
Kilimanjaro III Re 2021-2 Class B-2 (T-Bill 3 Month + 4.860%), 04/20/2026 (a)(b)(c)(d) (Cost: $2,652,000; Original Acquisition Date: 04/08/2021)	2,652,000	2,531,732
Kilimanjaro III Re 2021-2 Class C-2 (T-Bill 3 Month + 4.560%), 04/20/2026 (a)(b)(c)(d) (Cost: $2,431,000; Original Acquisition Date: 04/08/2021)	2,431,000	2,337,528
Kilimanjaro III Re 2022-1 Class A (T-Bill 3 Month + 5.250%), 06/25/2025 (a)(b)(c)(d) (Cost: $7,515,000; Original Acquisition Date: 06/15/2022)	7,515,000	7,522,515
Matterhorn Re Argon 2022-1 Class A (SOFR + 7.250%), 01/25/2027 (a)(b)(c)(d)(h) (Cost: $1,000,000; Original Acquisition Date: 03/31/2022)	1,000,000	986,602
Matterhorn Re SR2020-2 Class A (T-Bill 3 Month + 5.000%), 01/08/2024 (a)(b)(c)(d)(h) (Cost: $6,794,343; Original Acquisition Date: 01/29/2020)	6,809,000	6,128,100
Matterhorn Re SR2021-1 Class A (SOFR + 5.750%), 12/08/2025 (a)(b)(c)(d) (Cost: $11,103,045; Original Acquisition Date: 12/15/2021)	11,451,000	10,580,724
Matterhorn Re SR2022-1 Class A (SOFR + 5.250%), 03/24/2025 (a)(b)(c)(d) (Cost: $3,536,000; Original Acquisition Date: 03/10/2022)	3,536,000	3,452,904
Matterhorn Re SR2022-1 Class B (SOFR + 7.750%), 03/24/2025 (a)(b)(c)(d) (Cost: $3,536,000; Original Acquisition Date: 03/10/2022)	3,536,000	3,471,998
Montoya Re 2022-1 Class A (T-Bill 3 Month + 6.750%), 04/07/2025 (a)(b)(c)(d) (Cost: $8,549,739; Original Acquisition Date: 03/23/2022)	8,553,000	8,606,456
Sakura Re 2021-1 Class A (T-Bill 3 Month + 2.250%), 04/07/2025 (a)(b)(c)(d) (Cost: $7,889,747; Original Acquisition Date: 03/24/2021)	7,924,000	7,896,266

	PRINCIPAL AMOUNT	VALUE
Multiperil - 8.4% (continued)
Sakura Re 2021-1 Class B (T-Bill 3 Month + 4.160%), 04/07/2025 (a)(b)(c)(d)(h) (Cost: $11,619,777; Original Acquisition Date: 03/24/2021)	$11,656,000	$11,566,249
Vista Re 2021-1 Class A (T-Bill 3 Month + 6.750%), 05/21/2024 (a)(b)(c)(d) (Cost: $12,642,000; Original Acquisition Date: 04/26/2021)	12,642,000	12,635,679
Wrigley Re 2023-1 Class A (T-Bill 3 Month + 6.500%), 07/28/2026 (a)(b)(c)(d) (Cost: $4,603,000; Original Acquisition Date: 07/14/2023)	4,603,000	4,614,508

		195,494,412

Windstorm - 0.6%
Northshore Re II 2022-1 Class A (T-Bill 3 Month + 8.000%), 07/08/2025 (a)(b)(c)(d) (Cost: $2,000,000; Original Acquisition Date: 06/22/2022)	2,000,000	2,048,800
Queen Street 2023 Re DAC (T-Bill 3 Month + 7.500%), 12/08/2025 (a)(b)(c)(d) (Cost: $10,996,000; Original Acquisition Date: 05/12/2023)	10,996,000	11,260,454

		13,309,254

		208,803,666

Jamaica - 0.7%
Windstorm - 0.7%
IBRD CAR 130 (SOFR + 4.400%), 12/29/2023 (a)(b)(c)(d) (Cost: $15,868,246; Original Acquisition Date: 07/19/2021)	15,877,000	15,882,557

Japan - 2.4%
Earthquake - 1.9%
Kizuna Re III 2021-1 Class A (T-Bill 3 Month + 2.000%), 04/07/2026 (a)(b)(c)(d) (Cost: $4,765,173; Original Acquisition Date: 03/22/2021)	4,796,000	4,742,764
Nakama Re 2020-1 Class 1 (T-Bill 3 Month + 2.200%), 01/07/2025 (a)(b)(c)(d)(h) (Cost: $2,126,019; Original Acquisition Date: 02/04/2020)	2,129,000	2,121,761
Nakama Re 2023-1 Class 2 (SOFR + 4.000%), 05/09/2028 (a)(b)(c)(d) (Cost: $6,781,000; Original Acquisition Date: 04/14/2023)	6,781,000	6,835,248

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Schedule of Investments	as of October 31, 2023

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Earthquake - 1.9% (continued)
Nakama Re Pte. 2021-1 Class 1 (T-Bill 3 Month + 2.050%), 10/13/2026 (a)(b)(c)(d)(h) (Cost: $20,528,000; Original Acquisition Date: 09/22/2021)	$20,541,000	$20,331,482
Nakama Re Pte. 2021-1 Class 2 (T-Bill 3 Month + 2.750%), 10/13/2026 (a)(b)(c)(d) (Cost: $8,638,000; Original Acquisition Date: 09/22/2021)	8,638,000	8,415,572

		42,446,827

Multiperil - 0.3%
Tomoni Re Pte 2022-1 Class B-1 (T-Bill 3 Month + 2.750%), 04/07/2026 (a)(b)(c)(d) (Cost: $2,983,109; Original Acquisition Date: 03/28/2022)	3,000,000	2,946,450
Umigame Re 2021-1 Class A-1 (T-Bill 3 Month + 2.250%), 04/07/2025 (a)(b)(c)(d) (Cost: $2,560,195; Original Acquisition Date: 06/18/2021)	2,575,000	2,544,100
Umigame Re 2021-1 Class A-2 (T-Bill 3 Month + 2.500%), 04/07/2025 (a)(b)(c)(d) (Cost: $1,000,000; Original Acquisition Date: 06/18/2021)	1,000,000	989,750
Umigame Re 2021-1 Class B (T-Bill 3 Month + 4.750%), 04/07/2025 (a)(b)(c)(d)(h) (Cost: $750,000; Original Acquisition Date: 06/18/2021)	750,000	744,525

		7,224,825

Typhoon - 0.2%
Black Kite Re 2022-1 Class A (T-Bill 3 Month + 6.900%), 06/09/2025 (a)(b)(c)(d) (Cost: $4,863,000; Original Acquisition Date: 05/27/2022)	4,863,000	4,869,079

		54,540,731

Mexico - 0.9%
Earthquake - 0.6%
IBRD CAR 125 Class A (3 Month Libor USD + 3.500%), 03/13/2024 (a)(b)(c)(d) (Cost: $11,539,554; Original Acquisition Date: 02/28/2020)	11,544,000	11,497,247
IBRD CAR 126 Class B (3 Month Libor USD + 9.000%), 03/13/2024 (a)(b)(c)(d) (Cost: $2,752,919; Original Acquisition Date: 02/28/2020)	2,750,000	2,729,512

		14,226,759

	PRINCIPAL AMOUNT		VALUE
Windstorm - 0.3%
IBRD CAR 127 Class C (3 Month Libor USD + 10.000%), 03/13/2024 (a)(b)(c)(d) (Cost: $6,654,228; Original Acquisition Date: 02/28/2020)		$6,649,000	$6,585,170

			20,811,929

New Zealand - 0.4%
Multiperil - 0.4%
Totara Re Pte. 2023-1 (SOFR + 8.750%), 06/08/2027 (a)(b)(c)(d) (Cost: $10,502,765; Original Acquisition Date: 05/24/2023)	NZD	17,205,000	10,043,200

United States - 66.5%
Earthquake - 16.6%
Acorn Re 2021-1 Class A (T-Bill 3 Month + 2.500%), 11/07/2024 (a)(b)(c)(d)(h) (Cost: $25,492,375; Original Acquisition Date: 10/25/2021)		$25,835,000	25,309,258
Acorn Re 2023-1 Class A (T-Bill 3 Month + 4.350%), 11/06/2026 (a)(b)(c)(d) (Cost: $11,066,495; Original Acquisition Date: 06/22/2023)		11,053,000	11,115,449
Herbie Re 2022-1 Class A (T-Bill 3 Month + 12.500%), 01/08/2027 (a)(b)(c)(d) (Cost: $2,306,000; Original Acquisition Date: 11/18/2022)		2,306,000	2,455,313
Logistics Re 2021-1 Class A (T-Bill 3 Month + 3.880%), 12/20/2024 (a)(b)(c)(d) (Cost: $4,237,283; Original Acquisition Date: 12/10/2021)		4,257,000	4,179,310
Merna Re II 2021-1 Class A (T-Bill 3 Month + 3.930%), 04/05/2024 (a)(b)(c)(d)(h) (Cost: $29,909,728; Original Acquisition Date: 03/26/2021)		29,929,000	29,849,688
Merna Re II 2022-1 Class A (T-Bill 3 Month + 3.750%), 04/07/2025 (a)(b)(c)(d)(h) (Cost: $10,836,997; Original Acquisition Date: 03/25/2022)		10,845,000	10,855,303
Phoenician Re 2020-1 Class A (T-Bill 3 Month + 3.016%), 12/14/2023 (a)(b)(c)(d) (Cost: $8,494,631; Original Acquisition Date: 11/24/2020)		8,505,000	8,484,163
Phoenician Re 2020-2 Class A (T-Bill 3 Month + 2.924%), 12/14/2023 (a)(b)(c)(d) (Cost: $4,634,254; Original Acquisition Date: 12/08/2020)		4,637,000	4,629,117

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Schedule of Investments	as of October 31, 2023

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Earthquake - 16.6% (continued)
Phoenician Re 2021-1 Class A (T-Bill 3 Month + 2.898%), 12/14/2024 (a)(b)(c)(d) (Cost: $6,046,673; Original Acquisition Date: 12/01/2021)	$6,115,000	$6,032,142
Sierra 2021-1 Class A (T-Bill 3 Month + 2.700%), 01/31/2024 (a)(b)(c)(d)(h) (Cost: $3,572,733; Original Acquisition Date: 01/25/2021)	3,584,000	3,554,432
Sierra 2021-1 Class B (T-Bill 3 Month + 4.750%), 01/31/2024 (a)(b)(c)(d) (Cost: $1,000,000; Original Acquisition Date: 01/25/2021)	1,000,000	992,850
Sutter Re 2023-1 Class B (T-Bill 3 Month + 6.750%), 06/19/2026 (a)(b)(c)(d) (Cost: $14,913,460; Original Acquisition Date: 06/06/2023)	14,905,000	14,991,449
Sutter Re 2023-1 Class E (T-Bill 3 Month + 9.750%), 06/19/2026 (a)(b)(c)(d) (Cost: $18,061,585; Original Acquisition Date: 06/06/2023)	18,034,000	18,147,614
Torrey Pines Re 2021-1 Class A (T-Bill 3 Month + 4.180%), 06/07/2024 (a)(b)(c)(d) (Cost: $19,591,877; Original Acquisition Date: 03/12/2021)	19,684,000	19,186,979
Torrey Pines Re 2021-1 Class B (T-Bill 3 Month + 4.770%), 06/07/2024 (a)(b)(c)(d) (Cost: $17,096,473; Original Acquisition Date: 03/12/2021)	17,225,000	16,841,744
Torrey Pines Re 2022-1 Class A (T-Bill 3 Month + 5.465%), 06/06/2025 (a)(b)(c)(d)(h) (Cost: $19,857,750; Original Acquisition Date: 05/10/2022)	19,855,000	19,721,971
Torrey Pines Re 2022-1 Class B (T-Bill 3 Month + 7.780%), 06/06/2025 (a)(b)(c)(d) (Cost: $11,378,000; Original Acquisition Date: 05/10/2022)	11,378,000	10,891,590
Torrey Pines Re 2023-1 Class A (T-Bill 3 Month + 5.000%), 06/05/2026 (a)(b)(c)(d) (Cost: $8,738,000; Original Acquisition Date: 05/18/2023)	8,738,000	8,773,826
Ursa Re 2023-1 Class AA (T-Bill 3 Month + 5.500%), 12/06/2025 (a)(b)(c)(d) (Cost: $4,722,000; Original Acquisition Date: 04/12/2023)	4,722,000	4,747,499
Ursa Re 2023-1 Class C (T-Bill 3 Month + 8.250%), 12/06/2025 (a)(b)(c)(d) (Cost: $2,543,000; Original Acquisition Date: 04/12/2023)	2,543,000	2,545,670

	PRINCIPAL AMOUNT	VALUE
Earthquake - 16.6% (continued)
Ursa Re 2023-2 Class E (T-Bill 3 Month + 9.250%), 12/07/2026 (a)(b)(c)(d) (Cost: $22,015,000; Original Acquisition Date: 10/10/2023)	$22,015,000	$22,008,395
Ursa Re II 2020-1 Class AA (T-Bill 3 Month + 3.940%), 12/07/2023 (a)(b)(c)(d) (Cost: $39,606,547; Original Acquisition Date: 10/08/2020)	39,627,000	39,492,268
Ursa Re II 2020-1 Class D (T-Bill 3 Month + 6.310%), 12/07/2023 (a)(b)(c)(d) (Cost: $40,012,187; Original Acquisition Date: 10/08/2020)	40,034,000	39,959,937
Ursa Re II 2021-1 Class F (T-Bill 3 Month + 6.190%), 12/06/2024 (a)(b)(c)(d) (Cost: $8,620,000; Original Acquisition Date: 02/25/2021)	8,620,000	8,315,283
Ursa Re II 2022-1 Class A (T-Bill 3 Month + 5.000%), 06/16/2025 (a)(b)(c)(d) (Cost: $14,723,408; Original Acquisition Date: 05/27/2022)	14,749,000	14,635,433
Ursa Re II 2022-1 Class E (T-Bill 3 Month + 7.750%), 06/16/2025 (a)(b)(c)(d)(h) (Cost: $3,094,000; Original Acquisition Date: 05/27/2022)	3,094,000	3,020,363
Ursa Re II 2022-2 Class AA (T-Bill 3 Month + 7.000%), 12/06/2025 (a)(b)(c)(d) (Cost: $2,419,000; Original Acquisition Date: 12/08/2022)	2,419,000	2,499,190
Ursa Re II 2022-2 Class C (T-Bill 3 Month + 10.250%), 12/06/2025 (a)(b)(c)(d) (Cost: $4,480,737; Original Acquisition Date: 12/08/2022)	4,363,000	4,551,700
Veraison Re 2023-1 Class A (T-Bill 3 Month + 6.500%), 03/09/2026 (a)(b)(c)(d) (Cost: $4,854,000; Original Acquisition Date: 12/14/2022)	4,854,000	5,072,915
Veraison Re 2023-1 Class B (T-Bill 3 Month + 12.000%), 03/09/2026 (a)(b)(c)(d) (Cost: $8,069,780; Original Acquisition Date: 12/14/2022)	7,885,000	8,291,078
Wrigley Re 2023-1 Class B (T-Bill 3 Month + 7.000%), 07/28/2026 (a)(b)(c)(d)(h) (Cost: $12,819,090; Original Acquisition Date: 07/14/2023)	12,803,000	12,959,837

		384,111,766

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Schedule of Investments	as of October 31, 2023

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Fire - 0.6%
Power Protective Re 2020-1 Class A (T-Bill 3 Month + 10.750%), 12/15/2023 (a)(b)(c)(d) (Cost: $3,536,000; Original Acquisition Date: 12/03/2020)	$3,536,000	$3,517,082
Power Protective Re 2021-1 Class A (T-Bill 3 Month + 15.000%), 10/09/2024 (a)(b)(c)(d) (Cost: $2,431,000; Original Acquisition Date: 09/29/2021)	2,431,000	2,388,214
SD Re 2021-1 Class A (T-Bill 3 Month + 8.750%), 11/19/2024 (a)(b)(c)(d) (Cost: $2,431,000; Original Acquisition Date: 10/18/2021)	2,431,000	2,355,518
SD Re 2021-1 Class B (T-Bill 3 Month + 9.250%), 11/19/2024 (a)(b)(c)(d)(h) (Cost: $6,852,000; Original Acquisition Date: 10/18/2021)	6,852,000	6,684,126

		14,944,940

Flood - 3.7%
FloodSmart Re 2021-1 Class A (T-Bill 3 Month + 13.580%), 03/01/2024 (a)(b)(c)(d) (Cost: $31,467,886; Original Acquisition Date: 02/16/2021)	31,677,000	31,344,392
FloodSmart Re 2021-1 Class B (T-Bill 3 Month + 17.330%), 03/01/2024 (a)(b)(c)(d) (Cost: $7,061,605; Original Acquisition Date: 02/16/2021)	7,073,000	6,118,145
FloodSmart Re 2022-1 Class A (T-Bill 3 Month + 11.830%), 02/25/2025 (a)(b)(c)(d)(h) (Cost: $18,541,000; Original Acquisition Date: 02/14/2022)	18,541,000	18,425,007
FloodSmart Re 2022-1 Class B (T-Bill 3 Month + 14.330%), 02/25/2025 (a)(b)(c)(d) (Cost: $8,991,460; Original Acquisition Date: 02/14/2022)	9,033,000	8,863,631
FloodSmart Re 2022-1 Class C (T-Bill 3 Month + 18.330%), 02/25/2025 (a)(b)(c)(d) (Cost: $1,750,000; Original Acquisition Date: 02/14/2022)	1,750,000	1,725,255
FloodSmart Re 2023-1 Class A (T-Bill 3 Month + 16.250%), 03/11/2026 (a)(b)(c)(d) (Cost: $14,327,000; Original Acquisition Date: 02/24/2023)	14,327,000	14,853,317
FloodSmart Re 2023-1 Class B (T-Bill 3 Month + 21.500%), 03/11/2026 (a)(b)(c)(d) (Cost: $3,536,000; Original Acquisition Date: 02/24/2023)	3,536,000	3,674,862

		85,004,609

	PRINCIPAL AMOUNT	VALUE
Mortality/Longevity/Disease - 1.3%
Vita Capital VI 2021-1 Class B (SOFR + 3.124%), 01/08/2026 (a)(b)(c)(d)(f) (Cost: $9,392,550; Original Acquisition Date: 07/02/2021)	$9,482,000	$4,033,643
Vitality Re XI Limited 2020 Class A (T-Bill 3 Month + 1.500%), 01/09/2024 (a)(b)(c)(d) (Cost: $2,197,746; Original Acquisition Date: 01/23/2020)	2,200,000	2,195,380
Vitality Re XI Limited 2020 Class B (T-Bill 3 Month + 1.800%), 01/09/2024 (a)(b)(c)(d) (Cost: $3,305,502; Original Acquisition Date: 01/23/2020)	3,315,000	3,303,066
Vitality Re XII 2021 Class A (T-Bill 3 Month + 2.250%), 01/07/2025 (a)(b)(c)(d) (Cost: $6,985,021; Original Acquisition Date: 01/29/2021)	7,020,000	6,969,105
Vitality Re XII 2021 Class B (T-Bill 3 Month + 2.750%), 01/07/2025 (a)(b)(c)(d) (Cost: $5,016,980; Original Acquisition Date: 01/29/2021)	5,057,000	4,960,159
Vitality Re XIII 2022 Class A (T-Bill 3 Month + 2.000%), 01/06/2026 (a)(b)(c)(d) (Cost: $3,729,532; Original Acquisition Date: 01/04/2023)	3,880,000	3,785,716
Vitality Re XIII 2022 Class B (T-Bill 3 Month + 2.750%), 01/06/2026 (a)(b)(c)(d) (Cost: $1,912,202; Original Acquisition Date: 09/27/2023)	1,977,000	1,908,892
Vitality Re XIV 2023 Class B (T-Bill 3 Month + 4.500%), 01/05/2027 (a)(b)(c)(d) (Cost: $2,416,000; Original Acquisition Date: 01/25/2023)	2,416,000	2,413,946

		29,569,907

Multiperil - 22.4%
Aquila Re I 2023-1 Class A-1 (T-Bill 3 Month + 5.250%), 06/08/2026 (a)(b)(c)(d) (Cost: $3,501,033; Original Acquisition Date: 05/10/2023)	3,485,000	3,531,002
Aquila Re I 2023-1 Class B-1 (T-Bill 3 Month + 7.500%), 06/08/2026 (a)(b)(c)(d) (Cost: $8,077,000; Original Acquisition Date: 05/10/2023)	8,077,000	8,227,636
Aquila Re I 2023-1 Class C-1 (T-Bill 3 Month + 9.250%), 06/08/2026 (a)(b)(c)(d) (Cost: $8,854,000; Original Acquisition Date: 05/10/2023)	8,854,000	9,095,714

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Schedule of Investments	as of October 31, 2023

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 22.4% (continued)
Baldwin Re 2021-1 Class A (T-Bill 3 Month + 2.250%), 07/07/2025 (a)(b)(c)(d) (Cost: $6,555,212; Original Acquisition Date: 09/05/2023)	$6,673,000	$6,556,556
Baldwin Re 2023-1 Class A (T-Bill 3 Month + 4.500%), 07/07/2027 (a)(b)(c)(d) (Cost: $3,631,000; Original Acquisition Date: 06/21/2023)	3,631,000	3,645,342
Blue Halo Re 2022-1 Class A (T-Bill 3 Month + 9.750%), 02/24/2025 (a)(b)(c)(d) (Cost: $1,500,000; Original Acquisition Date: 02/11/2022)	1,500,000	1,481,400
Blue Halo Re 2022-1 Class B (T-Bill 3 Month + 15.250%), 02/24/2025 (a)(b)(c)(d) (Cost: $1,750,000; Original Acquisition Date: 02/11/2022)	1,750,000	1,785,350
Bonanza Re 2020-1 Class A (T-Bill 3 Month + 4.870%), 02/20/2024 (a)(b)(c)(d) (Cost: $9,512,664; Original Acquisition Date: 02/13/2020)	9,502,000	9,073,935
Bonanza Re 2023-1 Class B (T-Bill 3 Month + 0.000%), 01/08/2024 (a)(b)(c)(d)(f)(h) (Cost: $2,281,200; Original Acquisition Date: 01/06/2023)	2,329,000	873,375
Bowline Re 2022-1 Class A (T-Bill 3 Month + 6.350%), 05/23/2025 (a)(b)(c)(d)(h) (Cost: $2,652,000; Original Acquisition Date: 05/12/2022)	2,652,000	2,646,431
Bowline Re 2022-1 Class B (T-Bill 3 Month + 16.180%), 05/23/2025 (a)(b)(c)(d) (Cost: $2,431,000; Original Acquisition Date: 05/12/2022)	2,431,000	2,513,532
Bowline Re 2022-1 Class C (T-Bill 3 Month + 7.750%), 05/23/2025 (a)(b)(c)(d) (Cost: $2,500,000; Original Acquisition Date: 05/12/2022)	2,500,000	2,528,375
Caelus Re 2018-1 Class A (T-Bill 3 Month + 0.500%), 06/09/2025 (a)(b)(c)(d) (Cost: $2,319,000; Original Acquisition Date: 05/04/2018)	2,319,000	1,600,110
Caelus Re 2018-1 Class B (T-Bill 3 Month + 0.100%), 06/09/2025 (a)(b)(c)(d)(f) (Cost: $1,902,959; Original Acquisition Date: 05/04/2018)	1,905,000	4,858

	PRINCIPAL AMOUNT	VALUE
Multiperil - 22.4% (continued)
Caelus Re 2020-1 Class B-1 (T-Bill 3 Month + 5.380%), 06/07/2024 (a)(b)(c)(d) (Cost: $3,536,000; Original Acquisition Date: 02/20/2020)	$3,536,000	$3,484,728
Caelus Re V 2017-1 Class B (T-Bill 3 Month + 0.100%), 06/05/2024 (a)(b)(c)(d)(f) (Cost: $129,700; Original Acquisition Date: 04/27/2017)	129,700	107,002
Caelus Re V 2017-1 Class C (T-Bill 3 Month + 0.100%), 06/05/2024 (a)(b)(c)(d)(f) (Cost: $830,000; Original Acquisition Date: 04/27/2017)	830,000	39,591
Easton Re 2020-1 Class A (T-Bill 3 Month + 4.530%), 01/08/2024 (a)(b)(c)(d) (Cost: $12,201,546; Original Acquisition Date: 12/15/2020)	12,216,000	12,197,065
Finca Re 2022-1 Class A (T-Bill 3 Month + 7.750%), 06/06/2025 (a)(b)(c)(d) (Cost: $3,094,000; Original Acquisition Date: 06/28/2022)	3,094,000	3,171,505
Four Lakes Re 2020-1 Class A (T-Bill 3 Month + 7.300%), 01/05/2024 (a)(b)(c)(d) (Cost: $750,000; Original Acquisition Date: 11/05/2020)	750,000	741,375
Four Lakes Re 2020-1 Class B (T-Bill 3 Month + 10.160%), 01/05/2024 (a)(b)(c)(d) (Cost: $3,318,942; Original Acquisition Date: 11/05/2020)	3,315,000	3,302,734
Four Lakes Re 2021-1 Class A (T-Bill 3 Month + 4.270%), 07/01/2025 (a)(b)(c)(d) (Cost: $4,168,879; Original Acquisition Date: 12/15/2021)	4,194,000	4,089,569
Four Lakes Re 2022-1 Class A (T-Bill 3 Month + 6.500%), 01/07/2026 (a)(b)(c)(d) (Cost: $1,313,000; Original Acquisition Date: 12/22/2022)	1,313,000	1,320,878
Galileo Re 2019-1 Class C (T-Bill 3 Month + 9.870%), 01/08/2024 (a)(b)(c)(d) (Cost: $4,639,911; Original Acquisition Date: 12/06/2019)	4,652,000	4,600,130
Galileo Re 2019-1 Class D (T-Bill 3 Month + 8.070%), 01/08/2024 (a)(b)(c)(d)(h) (Cost: $2,000,000; Original Acquisition Date: 12/06/2019)	2,000,000	1,977,600

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Schedule of Investments	as of October 31, 2023

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 22.4% (continued)
Herbie Re 2020-1 Class A (T-Bill 3 Month + 9.300%), 07/08/2024 (a)(b)(c)(d) (Cost: $6,100,000; Original Acquisition Date: 06/09/2020)	$6,100,000	$6,170,760
Herbie Re 2020-2 Class A (T-Bill 3 Month + 6.730%), 01/08/2025 (a)(b)(c)(d) (Cost: $1,250,000; Original Acquisition Date: 10/19/2020)	1,250,000	1,233,750
Herbie Re 2020-2 Class B (T-Bill 3 Month + 9.720%), 01/08/2025 (a)(b)(c)(d) (Cost: $3,567,946; Original Acquisition Date: 10/19/2020)	3,536,000	3,529,635
Herbie Re 2020-2 Class C (T-Bill 3 Month + 15.850%), 01/08/2026 (a)(b)(c)(d) (Cost: $933,416; Original Acquisition Date: 10/19/2020)	933,284	559,971
Hypatia Ltd. 2023-1 Class A (T-Bill 3 Month + 9.500%), 04/08/2026 (a)(b)(c)(d) (Cost: $2,761,000; Original Acquisition Date: 03/27/2023)	2,761,000	2,854,736
Kilimanjaro III Re 2019-1 Class A-1 (T-Bill 3 Month + 16.660%), 12/19/2023 (a)(b)(c)(d) (Cost: $5,462,091; Original Acquisition Date: 12/09/2019)	5,462,091	4,642,777
Kilimanjaro III Re 2019-1 Class A-2 (T-Bill 3 Month + 16.660%), 12/19/2024 (a)(b)(c)(d) (Cost: $8,471,944; Original Acquisition Date: 12/09/2019)	8,574,787	7,288,569
Kilimanjaro III Re 2019-2 Class B-2 (T-Bill 3 Month + 9.910%), 12/19/2024 (a)(b)(c)(d) (Cost: $8,178,000; Original Acquisition Date: 12/09/2019)	8,178,000	8,218,072
Locke Tavern Re 2023-1 Class A (T-Bill 3 Month + 4.750%), 04/09/2026 (a)(b)(c)(d) (Cost: $12,741,454; Original Acquisition Date: 03/23/2023)	12,633,000	12,780,174
Long Point Re IV 2022-1 Class A (T-Bill 3 Month + 4.250%), 06/01/2026 (a)(b)(c)(d) (Cost: $30,963,724; Original Acquisition Date: 05/13/2022)	30,973,000	30,838,267
Merna Re II 2022-2 Class A (T-Bill 3 Month + 7.500%), 07/07/2025 (a)(b)(c)(d) (Cost: $6,631,000; Original Acquisition Date: 06/07/2022)	6,631,000	6,537,589

	PRINCIPAL AMOUNT	VALUE
Multiperil - 22.4% (continued)
Merna Re II 2023-1 Class A (T-Bill 3 Month + 7.750%), 07/07/2026 (a)(b)(c)(d) (Cost: $7,899,000; Original Acquisition Date: 04/05/2023)	$7,899,000	$8,041,182
Merna Re II 2023-2 Class A (T-Bill 3 Month + 10.250%), 07/07/2026 (a)(b)(c)(d) (Cost: $9,036,000; Original Acquisition Date: 04/05/2023)	9,036,000	9,490,511
Mona Lisa Re 2021-1 Class A (T-Bill 3 Month + 7.000%), 07/08/2025 (a)(b)(c)(d)(h) (Cost: $10,758,097; Original Acquisition Date: 06/22/2021)	10,745,000	10,663,875
Montoya Re 2022-2 Class A (T-Bill 3 Month + 14.000%), 04/07/2026 (a)(b)(c)(d) (Cost: $1,319,000; Original Acquisition Date: 12/08/2022)	1,319,000	1,442,129
Mountain Re 2023-1 Class A (T-Bill 3 Month + 6.750%), 06/05/2026 (a)(b)(c)(d) (Cost: $3,893,000; Original Acquisition Date: 05/24/2023)	3,893,000	3,935,434
Mystic Re IV 2021-1 Class A (T-Bill 3 Month + 9.750%), 01/08/2024 (a)(b)(c)(d) (Cost: $17,280,027; Original Acquisition Date: 12/15/2020)	17,269,000	17,172,294
Mystic Re IV 2021-2 Class A (T-Bill 3 Month + 6.130%), 01/08/2025 (a)(b)(c)(d) (Cost: $13,677,335; Original Acquisition Date: 06/09/2021)	13,695,000	13,295,106
Mystic Re IV 2021-2 Class B (T-Bill 3 Month + 11.600%), 01/08/2025 (a)(b)(c)(d) (Cost: $2,250,000; Original Acquisition Date: 06/09/2021)	2,250,000	2,199,375
Mystic Re IV 2023-1 Class A (T-Bill 3 Month + 9.250%), 01/08/2026 (a)(b)(c)(d) (Cost: $5,244,000; Original Acquisition Date: 12/16/2022)	5,244,000	5,394,765
Northshore Re II 2021-1 Class A (T-Bill 3 Month + 5.750%), 01/08/2024 (a)(b)(c)(d) (Cost: $6,631,000; Original Acquisition Date: 12/02/2020)	6,631,000	6,613,759
Residential Re 2019-I Class 12 (T-Bill 3 Month + 0.100%), 06/06/2027 (a)(b)(c)(d)(f) (Cost: $247,500; Original Acquisition Date: 05/08/2019)	247,500	155,925

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Schedule of Investments	as of October 31, 2023

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 22.4% (continued)
Residential Re 2019-II Class 2 (T-Bill 3 Month + 12.230%), 12/06/2023 (a)(b)(c)(d) (Cost: $1,456,000; Original Acquisition Date: 11/05/2019)	$1,456,000	$1,454,544
Residential Re 2020-I Class 13 (T-Bill 3 Month + 5.500%), 06/06/2024 (a)(b)(c)(d) (Cost: $2,241,000; Original Acquisition Date: 05/27/2020)	2,241,000	2,220,159
Residential Re 2020-II Class 3 (T-Bill 3 Month + 8.240%), 12/06/2024 (a)(b)(c)(d) (Cost: $914,000; Original Acquisition Date: 10/30/2020)	914,000	906,231
Residential Re 2020-II Class 4 (T-Bill 3 Month + 6.510%), 12/06/2024 (a)(b)(c)(d) (Cost: $4,417,048; Original Acquisition Date: 10/30/2020)	4,404,000	4,367,667
Residential Re 2021-I Class 11 (T-Bill 3 Month + 9.910%), 06/06/2025 (a)(b)(c)(d) (Cost: $8,416,610; Original Acquisition Date: 05/06/2021)	8,427,000	6,843,567
Residential Re 2021-I Class 12 (T-Bill 3 Month + 5.220%), 06/06/2025 (a)(b)(c)(d) (Cost: $9,098,397; Original Acquisition Date: 05/06/2021)	9,621,000	8,107,617
Residential Re 2021-I Class 13 (T-Bill 3 Month + 3.590%), 06/06/2025 (a)(b)(c)(d) (Cost: $5,307,037; Original Acquisition Date: 05/06/2021)	5,305,000	4,836,038
Residential Re 2021-I Class 14 (T-Bill 3 Month + 2.500%), 06/06/2025 (a)(b)(c)(d) (Cost: $6,844,618; Original Acquisition Date: 05/06/2021)	6,852,000	6,484,048
Residential Re 2022-I Class 11 (T-Bill 3 Month + 12.500%), 06/06/2026 (a)(b)(c)(d) (Cost: $3,094,000; Original Acquisition Date: 05/02/2022)	3,094,000	2,580,860
Residential Re 2022-I Class 12 (T-Bill 3 Month + 7.500%), 06/06/2026 (a)(b)(c)(d) (Cost: $4,421,000; Original Acquisition Date: 05/02/2022)	4,421,000	3,879,870
Residential Re 2022-I Class 13 (T-Bill 3 Month + 5.250%), 06/06/2026 (a)(b)(c)(d) (Cost: $10,113,000; Original Acquisition Date: 05/02/2022)	10,113,000	8,862,022

	PRINCIPAL AMOUNT	VALUE
Multiperil - 22.4% (continued)
Residential Re 2022-I Class 14 (T-Bill 3 Month + 4.000%), 06/06/2026 (a)(b)(c)(d) (Cost: $12,642,000; Original Acquisition Date: 05/02/2022)	$12,642,000	$11,876,527
Residential Re 2023-I Class 13 (T-Bill 3 Month + 10.500%), 06/06/2027 (a)(b)(c)(d) (Cost: $13,644,000; Original Acquisition Date: 04/28/2023)	13,644,000	13,532,119
Residential Re 2023-I Class 14 (T-Bill 3 Month + 6.500%), 06/06/2027 (a)(b)(c)(d) (Cost: $24,484,420; Original Acquisition Date: 04/28/2023)	24,536,000	24,485,701
Riverfront Re 2021 Class A (T-Bill 3 Month + 4.240%), 01/07/2025 (a)(b)(c)(d) (Cost: $10,859,596; Original Acquisition Date: 05/21/2021)	10,902,000	10,601,650
Riverfront Re 2021 Class B (T-Bill 3 Month + 6.500%), 01/07/2025 (a)(b)(c)(d) (Cost: $2,431,000; Original Acquisition Date: 05/21/2021)	2,431,000	2,244,542
Sakura Re 2022-1 Class A (T-Bill 3 Month + 13.500%), 01/05/2026 (a)(b)(c)(d) (Cost: $5,224,000; Original Acquisition Date: 12/22/2022)	5,224,000	5,599,344
Sanders Re II 2020-1 Class A (T-Bill 3 Month + 4.250%), 04/07/2024 (a)(b)(c)(d) (Cost: $14,556,171; Original Acquisition Date: 03/18/2020)	14,627,000	14,605,791
Sanders Re II 2021-1 Class A (T-Bill 3 Month + 3.250%), 04/07/2025 (a)(b)(c)(d) (Cost: $13,790,668; Original Acquisition Date: 05/24/2021)	14,115,000	13,500,998
Sanders Re II 2021-2 Class A (T-Bill 3 Month + 3.050%), 04/07/2025 (a)(b)(c)(d) (Cost: $7,593,955; Original Acquisition Date: 11/23/2021)	7,770,000	7,412,580
Sanders Re II 2021-2 Class B (T-Bill 3 Month + 11.770%), 04/07/2025 (a)(b)(c)(d) (Cost: $1,500,000; Original Acquisition Date: 11/23/2021)	1,500,000	1,351,950
Sanders Re III 2022-1 Class A (T-Bill 3 Month + 3.500%), 04/07/2026 (a)(b)(c)(d) (Cost: $17,914,976; Original Acquisition Date: 03/22/2022)	18,425,000	17,498,222

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Schedule of Investments	as of October 31, 2023

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 22.4% (continued)
Sanders Re III 2022-1 Class B (T-Bill 3 Month + 10.750%), 04/09/2029 (a)(b)(c)(d) (Cost: $6,189,000; Original Acquisition Date: 03/22/2022)	$6,189,000	$4,991,738
Sanders Re III 2022-2 Class A (T-Bill 3 Month + 6.500%), 06/07/2025 (a)(b)(c)(d) (Cost: $8,638,000; Original Acquisition Date: 05/26/2022)	8,638,000	8,773,617
Sanders Re III 2022-2 Class B (T-Bill 3 Month + 8.750%), 06/07/2025 (a)(b)(c)(d) (Cost: $6,189,000; Original Acquisition Date: 05/26/2022)	6,189,000	6,154,651
Sanders Re III 2022-3 Class A (T-Bill 3 Month + 6.250%), 04/07/2027 (a)(b)(c)(d) (Cost: $4,607,000; Original Acquisition Date: 12/01/2022)	4,607,000	4,675,875
Sanders Re III 2023-1 Class A (T-Bill 3 Month + 5.750%), 04/08/2030 (a)(b)(c)(d) (Cost: $3,162,000; Original Acquisition Date: 03/24/2023)	3,162,000	3,154,095
Sanders Re III 2023-1 Class B (T-Bill 3 Month + 15.500%), 04/08/2030 (a)(b)(c)(d) (Cost: $3,954,000; Original Acquisition Date: 03/24/2023)	3,954,000	3,485,846
Sanders Re III 2023-2 Class A (T-Bill 3 Month + 8.000%), 06/05/2029 (a)(b)(c)(d) (Cost: $16,799,000; Original Acquisition Date: 05/24/2023)	16,799,000	17,272,732
Solomon Re 2023-1 Class A (T-Bill 3 Month + 5.250%), 06/08/2026 (a)(b)(c)(d) (Cost: $4,738,056; Original Acquisition Date: 06/12/2023)	4,719,000	4,803,234
Stabilitas Re 2023-1 Class A (T-Bill 3 Month + 8.500%), 06/05/2026 (a)(b)(c)(d) (Cost: $1,500,000; Original Acquisition Date: 06/07/2023)	1,500,000	1,532,625
Sussex Capital UK PCC 2020-1 (T-Bill 3 Month + 8.380%), 01/08/2025 (a)(b)(c)(d) (Cost: $12,680,758; Original Acquisition Date: 12/07/2020)	12,642,000	12,392,953
Titania Re 2021-1 Class A (T-Bill 3 Month + 5.030%), 06/21/2024 (a)(b)(c)(d) (Cost: $7,518,121; Original Acquisition Date: 06/09/2021)	7,515,000	7,485,316

	PRINCIPAL AMOUNT	VALUE
Multiperil - 22.4% (continued)
Titania Re 2021-2 Class A (T-Bill 3 Month + 6.500%), 12/27/2024 (a)(b)(c)(d) (Cost: $3,979,000; Original Acquisition Date: 12/08/2021)	$3,979,000	$3,868,384
Topanga Re 2021-1 Class A (T-Bill 3 Month + 4.990%), 01/08/2026 (a)(b)(c)(d) (Cost: $6,189,000; Original Acquisition Date: 12/08/2021)	6,189,000	5,629,824
Topanga Re 2021-1 Class B (T-Bill 3 Month + 16.800%), 01/08/2024 (a)(b)(c)(d) (Cost: $2,652,000; Original Acquisition Date: 12/08/2021)	2,652,000	1,909,440
Vista Re 2022-1 Class A (T-Bill 3 Month + 13.980%), 05/21/2025 (a)(b)(c)(d) (Cost: $3,979,000; Original Acquisition Date: 04/21/2022)	3,979,000	4,177,751
Yosemite Re 2022-1 Class A (T-Bill 3 Month + 9.978%), 06/06/2025 (a)(b)(c)(d) (Cost: $4,421,000; Original Acquisition Date: 05/31/2022)	4,421,000	4,520,473

		519,735,049

Windstorm - 21.9%
Alamo Re 2021-1 Class A (T-Bill 3 Month + 7.180%), 06/07/2024 (a)(b)(c)(d) (Cost: $31,152,522; Original Acquisition Date: 05/21/2021)	31,212,000	31,006,001
Alamo Re 2022-1 Class A (T-Bill 3 Month + 7.250%), 06/07/2025 (a)(b)(c)(d) (Cost: $9,059,000; Original Acquisition Date: 05/23/2022)	9,059,000	9,113,807
Alamo Re 2023-1 Class A (T-Bill 3 Month + 8.500%), 06/07/2026 (a)(b)(c)(d)(h) (Cost: $18,352,000; Original Acquisition Date: 04/12/2023)	18,352,000	18,593,329
Astro Re 2021-1 Class A (T-Bill 3 Month + 8.000%), 07/08/2025 (a)(b)(c)(d)(f) (Cost: $3,183,000; Original Acquisition Date: 07/06/2021)	3,183,000	2,307,675
Bayou Re 2023-1 Class A (T-Bill 3 Month + 12.750%), 05/26/2026 (a)(b)(c)(d) (Cost: $5,665,000; Original Acquisition Date: 05/11/2023)	5,665,000	5,763,004
Bayou Re 2023-1 Class B (T-Bill 3 Month + 19.500%), 05/26/2026 (a)(b)(c)(d) (Cost: $8,678,000; Original Acquisition Date: 05/11/2023)	8,678,000	9,001,689

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Schedule of Investments	as of October 31, 2023

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Windstorm - 21.9% (continued)
Bonanza Re 2020-2 Class A (T-Bill 3 Month + 4.870%), 12/23/2024 (a)(b)(c)(d) (Cost: $2,510,000; Original Acquisition Date: 12/15/2020)	$2,510,000	$2,284,602
Bonanza Re 2022-2 Class A (T-Bill 3 Month + 5.750%), 03/16/2025 (a)(b)(c)(d) (Cost: $3,979,000; Original Acquisition Date: 03/11/2022)	3,979,000	3,386,129
Cape Lookout Re 2021-1 Class A (T-Bill 3 Month + 3.700%), 03/22/2024 (a)(b)(c)(d)(h) (Cost: $15,798,694; Original Acquisition Date: 03/09/2021)	15,876,000	15,791,063
Cape Lookout Re 2022-1 Class A (T-Bill 3 Month + 5.350%), 03/28/2025 (a)(b)(c)(d) (Cost: $21,912,000; Original Acquisition Date: 03/16/2022)	21,912,000	21,532,922
Cape Lookout Re 2023-1 Class A (T-Bill 3 Month + 6.500%), 04/28/2026 (a)(b)(c)(d) (Cost: $23,202,562; Original Acquisition Date: 04/14/2023)	23,175,000	23,657,040
Catahoula Re II 2022-1 Class A (T-Bill 3 Month + 10.250%), 06/16/2025 (a)(b)(c)(d) (Cost: $9,455,848; Original Acquisition Date: 06/02/2022)	9,515,000	9,475,037
Catahoula Re II 2022-1 Class B (T-Bill 3 Month + 13.240%), 06/16/2025 (a)(b)(c)(d) (Cost: $7,073,000; Original Acquisition Date: 06/02/2022)	7,073,000	7,214,106
Citrus Re 2022-1 Class A (T-Bill 3 Month + 5.100%), 06/07/2025 (a)(b)(c)(d) (Cost: $5,526,000; Original Acquisition Date: 04/11/2022)	5,526,000	5,516,329
Citrus Re 2023-1 Class A (T-Bill 3 Month + 6.750%), 06/07/2026 (a)(b)(c)(d)(h) (Cost: $7,663,000; Original Acquisition Date: 04/27/2023)	7,663,000	7,802,850
Citrus Re 2023-1 Class B (T-Bill 3 Month + 9.000%), 06/07/2026 (a)(b)(c)(d) (Cost: $6,655,000; Original Acquisition Date: 04/27/2023)	6,655,000	6,725,876
Commonwealth Re 2022-1 Class A (T-Bill 3 Month + 3.500%), 07/08/2025 (a)(b)(c)(d) (Cost: $1,750,000; Original Acquisition Date: 06/15/2022)	1,750,000	1,768,025

	PRINCIPAL AMOUNT	VALUE
Windstorm - 21.9% (continued)
Commonwealth Re 2023-1 Class A (T-Bill 3 Month + 4.000%), 07/08/2026 (a)(b)(c)(d) (Cost: $8,656,453; Original Acquisition Date: 06/07/2023)	$8,630,000	$8,749,525
Cosaint Re 2021-1 Class A (T-Bill 3 Month + 9.840%), 04/03/2024 (a)(b)(c)(d) (Cost: $6,204,296; Original Acquisition Date: 03/19/2021)	6,189,000	5,560,816
Everglades Re II 2021-1 Class A (T-Bill 3 Month + 5.660%), 05/14/2024 (a)(b)(c)(d) (Cost: $21,075,564; Original Acquisition Date: 05/12/2021)	21,116,000	21,052,652
Everglades Re II 2021-1 Class B (T-Bill 3 Month + 6.320%), 05/14/2024 (a)(b)(c)(d) (Cost: $26,758,000; Original Acquisition Date: 05/12/2021)	26,758,000	26,744,621
Everglades Re II 2021-2 Class A (T-Bill 3 Month + 5.900%), 05/14/2024 (a)(b)(c)(d) (Cost: $23,597,000; Original Acquisition Date: 05/12/2021)	23,597,000	23,100,283
Everglades Re II 2022-1 Class A (T-Bill 3 Month + 7.750%), 05/19/2025 (a)(b)(c)(d) (Cost: $13,695,000; Original Acquisition Date: 05/19/2022)	13,695,000	13,448,490
Everglades Re II 2023-1 Class A (T-Bill 3 Month + 0.000%), 01/16/2024 (a)(b)(c)(d) (Cost: $20,382,952; Original Acquisition Date: 05/18/2023)	21,182,000	20,541,245
Everglades Re II 2023-2 Class A (T-Bill 3 Month + 0.000%), 01/16/2024 (a)(b)(c)(d) (Cost: $31,541,393; Original Acquisition Date: 05/18/2023)	32,628,000	31,756,832
First Coast Re III 2021-1 Class A (T-Bill 3 Month + 6.000%), 04/07/2025 (a)(b)(c)(d) (Cost: $6,159,981; Original Acquisition Date: 03/04/2021)	6,288,000	6,123,883
First Coast Re IV 2023-1 Class A (T-Bill 3 Month + 9.000%), 04/07/2026 (a)(b)(c)(d) (Cost: $2,000,000; Original Acquisition Date: 03/24/2023)	2,000,000	2,032,200
Frontline 2018-1 Class A (T-Bill 3 Month + 0.100%), 07/01/2026 (a)(b)(c)(d)(f) (Cost: $706,400; Original Acquisition Date: 06/12/2018)	706,400	353,694

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Schedule of Investments	as of October 31, 2023

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Windstorm - 21.9% (continued)
Gateway Re 2022-1 Class A (T-Bill 3 Month + 8.580%), 05/12/2025 (a)(b)(c)(d) (Cost: $8,399,000; Original Acquisition Date: 04/22/2022)	$8,399,000	$8,399,840
Gateway Re 2023-1 Class A (T-Bill 3 Month + 13.000%), 02/24/2026 (a)(b)(c)(d) (Cost: $13,725,000; Original Acquisition Date: 02/03/2023)	13,725,000	14,499,776
Gateway Re 2023-1 Class B (T-Bill 3 Month + 20.000%), 02/24/2026 (a)(b)(c)(d) (Cost: $3,113,000; Original Acquisition Date: 02/03/2023)	3,113,000	3,250,595
Gateway Re 2023-2 Class C (T-Bill 3 Month + 0.000%), 01/09/2024 (a)(b)(c)(d) (Cost: $2,141,111; Original Acquisition Date: 05/26/2023)	2,250,000	2,207,925
Gateway Re 2023-3 Class A (T-Bill 3 Month + 10.000%), 06/30/2026 (a)(b)(c)(d) (Cost: $5,404,000; Original Acquisition Date: 07/14/2023)	5,404,000	5,550,989
Gateway Re II 2023-1 Class A (T-Bill 3 Month + 9.500%), 04/27/2026 (a)(b)(c)(d) (Cost: $4,542,000; Original Acquisition Date: 04/13/2023)	4,542,000	4,628,071
Hestia Re 2022-1 Class A (T-Bill 3 Month + 9.500%), 04/22/2025 (a)(b)(c)(d)(f) (Cost: $8,427,000; Original Acquisition Date: 04/04/2022)	8,427,000	7,500,030
Hestia Re 2023-1 Class A (T-Bill 3 Month + 9.750%), 04/07/2026 (a)(b)(c)(d) (Cost: $3,765,101; Original Acquisition Date: 03/16/2023)	3,750,000	3,846,188
Integrity Re 2020-1 Class A (3 Month Libor USD + 0.500%), 04/12/2028 (a)(b)(c)(d) (Cost: $6,798,000; Original Acquisition Date: 03/18/2020)	6,798,000	3,908,850
Integrity Re 2022-1 Class A (T-Bill 3 Month + 7.070%), 06/06/2025 (a)(b)(c)(d)(f)(h) (Cost: $5,968,000; Original Acquisition Date: 05/09/2022)	5,968,000	5,549,942
Integrity Re 2023-1 Class A (T-Bill 3 Month + 12.000%), 06/06/2025 (a)(b)(c)(d) (Cost: $5,139,000; Original Acquisition Date: 03/23/2023)	5,139,000	5,355,095

	PRINCIPAL AMOUNT	VALUE
Windstorm - 21.9% (continued)
Lightning Re 2023-1 Class A (T-Bill 3 Month + 11.000%), 03/31/2026 (a)(b)(c)(d) (Cost: $21,239,987; Original Acquisition Date: 03/20/2023)	$20,985,000	$21,996,477
Lower Ferry Re 2023-1 Class A (T-Bill 3 Month + 4.250%), 07/08/2026 (a)(b)(c)(d) (Cost: $7,477,658; Original Acquisition Date: 06/23/2023)	7,458,000	7,524,376
Lower Ferry Re 2023-1 Class B (T-Bill 3 Month + 5.000%), 07/08/2026 (a)(b)(c)(d) (Cost: $9,431,000; Original Acquisition Date: 06/23/2023)	9,431,000	9,514,464
Matterhorn Re SR2022-2 Class C (SOFR + 9.025%), 06/07/2024 (a)(b)(c)(d) (Cost: $7,073,456; Original Acquisition Date: 06/08/2022)	6,999,000	7,107,485
Mayflower Re 2023-1 Class A (T-Bill 3 Month + 4.500%), 07/08/2026 (a)(b)(c)(d) (Cost: $8,346,909; Original Acquisition Date: 06/26/2023)	8,338,000	8,450,980
Mayflower Re 2023-1 Class B (T-Bill 3 Month + 5.750%), 07/08/2026 (a)(b)(c)(d) (Cost: $17,393,000; Original Acquisition Date: 06/26/2023)	17,393,000	17,739,121
Merna Re II 2021-2 Class A (T-Bill 3 Month + 5.500%), 07/08/2024 (a)(b)(c)(d) (Cost: $13,838,689; Original Acquisition Date: 06/08/2021)	13,878,000	13,648,909
Metrocat Re 2023-1 Class A (T-Bill 3 Month + 5.750%), 05/08/2026 (a)(b)(c)(d) (Cost: $2,429,000; Original Acquisition Date: 05/12/2023)	2,429,000	2,453,169
Pelican IV Re 2021-1 Class A (T-Bill 3 Month + 0.500%), 05/07/2024 (a)(b)(c)(d)(f) (Cost: $2,431,000; Original Acquisition Date: 04/29/2021)	2,431,000	122
Pelican IV Re 2021-1 Class B (T-Bill 3 Month + 5.355%), 05/07/2024 (a)(b)(c)(d)(f) (Cost: $2,873,000; Original Acquisition Date: 04/29/2021)	2,873,000	144
Purple Re 2023-1 Class A (T-Bill 3 Month + 12.250%), 04/24/2030 (a)(b)(c)(d) (Cost: $7,109,000; Original Acquisition Date: 04/06/2023)	7,109,000	7,188,621

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Schedule of Investments	as of October 31, 2023

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	PRINCIPAL AMOUNT	VALUE
Windstorm - 21.9% (continued)
Purple Re 2023-2 Class A (T-Bill 3 Month + 10.000%), 06/05/2026 (a)(b)(c)(d) (Cost: $6,968,638; Original Acquisition Date: 06/27/2023)	$6,962,000	$7,030,228

		507,755,122

		1,541,121,393

TOTAL EVENT LINKED BONDS (Cost $1,941,811,389)		1,896,901,221

QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES - 13.2%
PARTICIPATION NOTES - 3.7%
Global - 3.7%
Multiperil - 3.7%
Eden Re II 2020-1 Class A 03/22/2024 (a)(c)(d)(f)(i)(j) (Cost: $1,275,000; Original Acquisition Date: 12/16/2019)	1,275,000	573,399
Eden Re II 2020-1 Class B 03/22/2024 (a)(c)(d)(f)(i)(j) (Cost: $2,041,181; Original Acquisition Date: 12/26/2019)	2,041,181	733,441
Eden Re II 2021-1 Class A 03/21/2025 (a)(c)(d)(f)(i)(j) (Cost: $1,813,866; Original Acquisition Date: 12/14/2020)	1,813,866	741,273
Eden Re II 2021-1 Class B 03/21/2025 (a)(c)(d)(f)(i)(j) (Cost: $1,982,426; Original Acquisition Date: 12/21/2020)	1,982,426	802,087
Eden Re II 2022-1 Class A 03/20/2026 (a)(c)(d)(f)(i)(j) (Cost: $2,742,404; Original Acquisition Date: 12/14/2021)	2,742,404	1,834,507
Eden Re II 2022-1 Class B 03/20/2026 (a)(c)(d)(f)(i)(j) (Cost: $6,254,042; Original Acquisition Date: 12/17/2021)	6,254,042	4,348,517
Eden Re II 2023-1 Class B 03/19/2027 (a)(c)(d)(f)(i)(j) (Cost: $39,442,000; Original Acquisition Date: 12/22/2022)	39,442,000	45,527,102
Limestone Re 2020-1 B 03/01/2024 (a)(c)(d)(f)(i)(j) (Cost: $0; Original Acquisition Date: 12/27/2019)	24,750	-
Phoenix 2 Re Pte. Ltd. 2022-1 Class A 01/04/2028 (a)(c)(d)(f)(i) (Cost: $750,000; Original Acquisition Date: 12/21/2021)	750,000	1,082,326
Phoenix Re Pte. Ltd. 2022-1 Class B 01/04/2028 (a)(c)(d)(f)(i) (Cost: $2,250,000; Original Acquisition Date: 12/21/2021)	2,250,000	2,484,182

	PRINCIPAL AMOUNT	VALUE
Multiperil - 3.7% (continued)
Sector Re V Series 2021-Dec Class GL-R 12/01/2026 (a)(d)(f)(i) (Cost: $9,912; Original Acquisition Date: 12/09/2021)	$9,912	$373,623
Sector Re V Series 2022-Apr Class GL-R 03/01/2027 (a)(d)(f)(i) (Cost: $8,948; Original Acquisition Date: 04/28/2022)	8,948	931,507
Sector Re V Series 2022-Apr Class US-R 03/01/2027 (a)(d)(f)(i) (Cost: $117,039; Original Acquisition Date: 04/28/2022)	117,039	771,269
Sector Re V Series 2022-Dec Class GL-R 12/01/2027 (a)(d)(f)(i) (Cost: $3,466,000; Original Acquisition Date: 12/22/2022)	3,466,000	4,300,247
Sector Re V Series 2023-Apr Class GL-R 03/01/2028 (a)(d)(f)(i) (Cost: $15,407,864; Original Acquisition Date: 04/25/2023)	15,407,864	18,750,138
Sector Re V Series 9 Class A 03/01/2024 (a)(d)(f) (Cost: $2,289,214; Original Acquisition Date: 04/24/2019)	2,293,061	1,860,221
Sector Re V Series 9 Class B 03/01/2024 (a)(d)(f) (Cost: $814,664; Original Acquisition Date: 04/24/2019)	816,025	661,992
Sector Re V Series 9 Class G 03/01/2024 (a)(d)(f) (Cost: $18,782; Original Acquisition Date: 04/24/2019)	18,782	450,234

TOTAL PARTICIPATION NOTES (Cost $80,683,340)		86,226,065

	SHARES	VALUE
PREFERENCE SHARES - 9.5%
Global - 9.5%
Multiperil - 9.5%
Arenal (Artex Segregated Account Company) (a)(d)(f)(i)(j) (Cost: $6,256,510; Original Acquisition Date: 05/07/2015)	18,011	4,132,121
Hatteras (Artex Segregated Account Company) (a)(d)(f)(i)(j) (Cost: $30,502,685; Original Acquisition Date: 12/30/2014)	37,256	34,303,361
Hudson Charles 2 (Mt. Logan Re) (a)(d)(f)(i) (Cost: $11,534,500; Original Acquisition Date: 04/02/2014)	11,535	16,702,464

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Schedule of Investments	as of October 31, 2023

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	SHARES	VALUE
Multiperil - 9.5% (continued)
Hudson Charles 3 (Mt. Logan Re) (a)(d)(f) (Cost: $15,350,000; Original Acquisition Date: 06/19/2014)	15,350	$20,608,201
Labrador (Horseshoe Re) (a)(d)(f)(i)(j) (Cost: $34,121,000; Original Acquisition Date: 07/22/2022)	34,121	44,201,856
Lyndhurst (Horseshoe Re) (a)(d)(f)(i)(j) (Cost: $8,364,176; Original Acquisition Date: 12/31/2020)	27,200	5,296,706
Madison (Artex Segregated Account Company) (a)(d)(f)(i)(j) (Cost: $1,258,914; Original Acquisition Date: 02/03/2020)	5,011	1,028,794
Peregrine HYR (a)(d)(f)(i)(j) (Cost: $16,629,628; Original Acquisition Date: 12/21/2020)	1,800,000	19,592,682
Rondout (Artex Segregated Account Company) (a)(d)(f)(i)(j) (Cost: $43,904,155; Original Acquisition Date: 05/29/2015)	97,537	73,178,034
Yoho (Artex Segregated Account Company) (a)(d)(f)(j) (Cost: $3,376,612; Original Acquisition Date: 05/17/2016)	39,886	610,911

TOTAL PREFERENCE SHARES (Cost $171,298,181)		219,655,130

TOTAL QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES (Cost $251,981,521)		305,881,195

SHORT-TERM INVESTMENTS - 4.1%
Money Market Fund - 4.1%
Fidelity Investments Money Market Funds - Government Portfolio - 5.24% (k)	46,981,614	46,981,614
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 5.25% (k)	46,981,614	46,981,614

TOTAL SHORT-TERM INVESTMENTS (Cost $93,963,228)		93,963,228

TOTAL INVESTMENTS (Cost $2,287,756,138) - 99.2%		2,296,745,644

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		19,083,384

TOTAL NET ASSETS - 100.0%		$2,315,829,028

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

Percentages are stated as a percent of net assets.

(a)

Foreign issued security. Total foreign securities by country of domicile are $2,202,782,416. Foreign concentration is as follows: Bermuda: 81.3%, Singapore: 4.5%, Cayman Islands: 4.2%, Ireland: 2.3%, Supranational: 2.5%, and Hong Kong: 0.2%, Great Britain: 0.1%.

(b)

Variable rate security. Reference rates as of October 31, 2023 are as follows: Secured Overnight Financing Rate (SOFR) 5.32%, 3 Month Eurobor 3.95%, T-Bill 3 Month 5.48%, and 3 Month Libor 5.65%. Actual reference rates may vary based on the reset date of the security.

(c)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at October 31, 2023 was $1,955,028,055, which represented 84.4% of net assets.

(d)	Security is restricted as to resale.
(e)	Rounds to zero.
(f)	Value determined using significant unobservable inputs.
(g)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(h)	All or a portion of the security is pledged as collateral for the Fund’s reverse repurchase agreements.
(i)	Non-income producing security.
(j)

Security is fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $236,904,791, which represents 10.2% of net assets.

(k)	Rate shown is the 7-day effective yield.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Schedule of Investments	as of October 31, 2023

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Reverse Repurchase Agreements

DESCRIPTION	PRINCIPAL VALUE	AMORTIZED COST
REVERSE REPURCHASE AGREEMENTS SOLD
Repurchase Agreement with JP Morgan Chase Securities, Inc., dated 10/30/2023, 6.71%, collateralized by $14,510,402 Event Linked Bonds, due 11/30/2023	$5,000,001	$5,000,001

TOTAL REVERSE REPURCHASE AGREEMENTS SOLD (Premiums Received $5,000,001)	$5,000,001	$5,000,001

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	ACQUISTION DATE	PRINCIPAL AMOUNT	COST		VALUE
ASSET-BACKED SECURITIES - 9.6%
United States - 9.6%
ACHV ABS TR 2023-2PL 2023-2PL D (a)(b)(c)	4/4/2023	$930,000		$929,900	$950,076
ACHV ABS TR 2023-3PL (a)(b)(c)	7/27/2023	1,500,000		1,499,768	1,509,003
Affirm Asset SEC TR 2023-B D (a)(b)(c)	9/12/2023	2,500,000		2,499,846	2,499,846
Affirm Asset SEC TR 2023-B E (a)(b)(c)	9/12/2023	1,500,000		1,499,807	1,499,807
AMSR TR 2022-SFR3 Trust (a)(b)(d)	8/11/2022	2,000,000		1,732,967	1,739,160
AMSR TR 2023-SFR1 Trust (a)(b)(d)	2/22/2023	2,000,000		1,601,414	1,586,180
AMSR TR 2023-SFR2 Trust (a)(b)(d)	7/17/2023	2,000,000		1,452,994	1,436,138
AMSR TR 2023-SFR2 Trust-2 (a)(b)(d)	7/17/2023	5,000,000		3,824,117	3,782,338
Firstkey Homes 2021-SFR1 Trust (a)(b)(d)	12/15/2022	2,000,000		1,723,356	1,698,605
Freed ABS Trust 2022-3FP (a)(b)(c)	6/28/2022	550,000		549,929	558,441
Freed ABS Trust 2022-4FP (a)(b)(c)	10/21/2022	2,270,000		2,228,773	2,243,515
Home Part America 2021-2 Trust (a)(b)(d)	1/12/2023	2,406,625		2,153,715	2,084,584
Lendingpoint Asset Securitization Trust 2022-C (a)(b)(c)	9/23/2022	3,000,000		2,920,001	2,896,713
Marlette FDG TR 2022-2 (a)(b)(c)	6/28/2022	1,000,000		984,948	982,644
Marlette FDG TR 2023-3 (a)(b)(c)	7/18/2023	3,840		1,564,349	2,256,016
Marlette FDG TR 2023-4 B (a)(b)(c)	10/23/2023	3,435,000		3,361,281	3,361,281
Progress Re 2021-SFR1 (a)(b)(d)	2/11/2021	1,750,000		1,749,957	1,569,696
Progress Re 2021-SFR2 (a)(b)(d)	4/7/2021	3,000,000		2,999,930	2,682,607
Progress Re 2021-SFR10 (a)(b)(d)	11/19/2021	4,975,754		4,975,627	4,042,298
Progress Re 2022-SFR3 (a)(b)(d)	4/5/2022	3,000,000		2,917,628	2,768,025
Progress Re 2022-SFR5 (a)(b)(d)	6/10/2022	1,000,000		993,767	942,756
Progress Re 2023-SFR2 (a)(b)(d)	9/19/2023	2,000,000		1,743,509	1,735,756
Prosper Marketplace ISS 2023-1 D (a)(b)(c)	9/19/2023	3,600,000		3,599,464	3,582,120
Upgrade MSTR CR PT TR 2021-ST3 (a)(b)(c)	5/27/2021	1,419,000		11,057	76,111
Upgrade Master Pass-Thru Trust Series 2023-PT1 (a)(b)(c)	7/31/2023	38,040,679		37,402,275	37,890,116
Upstart Pass-Through 2021-ST3 (a)(b)(c)	4/8/2021	2,850,000		671,039	487,090
Upstart Pass-Through 2021-ST4 (a)(b)(c)	5/13/2021	3,060,000		887,091	609,921
Upstart Pass-Through 2021-ST5 (a)(b)(c)	6/3/2021	1,000,000		412,738	214,790
Upstart Securitization 2022-2 (a)(b)(c)	5/26/2022	3,150,000		3,133,513	2,957,507
Upstart Securitization 2022-3 (a)(b)(c)	6/29/2022	3,600,000		3,529,864	3,395,048
Upstart Securitization 2022-4 (a)(b)(c)	8/16/2022	1,214,000		1,213,697	1,156,125
Upstart Securitization 2023-2 (a)(b)(c)	6/29/2023	2,500,000		2,499,800	2,472,805
Upstart Structured Pass Through Trust 2022-1 (a)(b)(c)	4/1/2022	4,200,000		4,086,707	3,050,954
Upstart Structured Pass Through Trust 2022-4A (a)(b)(c)	10/17/2022	500,000		482,067	481,708

TOTAL ASSET-BACKED SECURITIES (Cost $103,836,895)					101,199,780

			PRINCIPAL AMOUNT		VALUE
EVENT LINKED BONDS (e) - 27.1%
Chile - 0.3%
Earthquake - 0.3%
IBRD CAR 131 (SOFR + 4.750%), 03/31/2026 (f)(g)(h)(i) (Cost: $3,570,356; Original Acquisition Date: 04/21/2023)				$3,534,000	3,598,672

Europe - 0.3%
Multiperil - 0.1%
Lion III Re DAC 2021-1 (3 Month Euribor + 4.010%), 07/16/2025 (f)(g)(h)(i)(j) (Cost: $555,131; Original Acquisition Date: 06/30/2023)			EUR	518,000	531,105

Windstorm - 0.2%
Eiffel Re 2023-1 Class A (3 Month Euribor + 3.250%), 01/19/2027 (f)(g)(h)(i) (Cost: $1,717,211; Original Acquisition Date: 06/22/2023)				1,567,000	1,645,194
Randolph Re 2023-1 Class A 8.042%, 06/15/2024 (f)(h)(i)(j)(k) (Cost: $519,474; Original Acquisition Date: 06/08/2023)				506,000	509,057

					2,154,251

					2,685,356

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PRINCIPAL AMOUNT	VALUE
Global - 2.9%
Multiperil - 2.7%
2001 Cat Re 2020-1 Class A (T-Bill 3 Month + 12.660%), 01/08/2024 (f)(g)(h)(i) (Cost: $658,341; Original Acquisition Date: 04/21/2023)	$666,000	$664,069
3264 Re 2022-1 Class A (T-Bill 3 Month + 19.000%), 01/08/2025 (f)(g)(h)(i)(j) (Cost: $899,122; Original Acquisition Date: 04/21/2023)	1,043,000	756,175
Atlas Capital 2020 DAC 2020-1 (T-Bill 3 Month + 8.300%), 06/10/2024 (f)(g)(h)(i) (Cost: $895,252; Original Acquisition Date: 04/21/2023)	911,000	922,433
Atlas Capital 2022 DAC 2022-1 Class A (SOFR + 9.680%), 06/06/2025 (f)(g)(h)(i) (Cost: $2,894,888; Original Acquisition Date: 04/21/2023)	2,988,000	3,035,061
Claveau Re 2021-1 Class A (T-Bill 3 Month + 17.250%), 07/08/2025 (f)(g)(h)(i) (Cost: $1,000,958; Original Acquisition Date: 04/21/2023)	1,573,000	890,632
Herbie Re 2021-1 Class A (T-Bill 3 Month + 17.250%), 06/06/2025 (f)(g)(h)(i) (Cost: $486,083; Original Acquisition Date: 04/21/2023)	666,000	362,970
Kendall Re 2021-1 Class A (T-Bill 3 Month + 4.000%), 05/02/2024 (f)(g)(h)(i) (Cost: $2,323,742; Original Acquisition Date: 04/21/2023)	2,386,000	2,365,003
Kendall Re 2021-1 Class B (T-Bill 3 Month + 6.250%), 05/02/2024 (f)(g)(h)(i) (Cost: $950,565; Original Acquisition Date: 04/21/2023)	985,000	981,897
Kilimanjaro III Re 2019-1 Class B-1 (T-Bill 3 Month + 9.910%), 12/19/2023 (f)(g)(h)(i) (Cost: $4,063,759; Original Acquisition Date: 04/21/2023)	4,100,000	4,093,850
Kilimanjaro III Re 2021-1 Class A-1 (T-Bill 3 Month + 12.360%), 04/21/2025 (f)(g)(h)(i) (Cost: $827,374; Original Acquisition Date: 04/21/2023)	956,000	934,586
Kilimanjaro III Re 2021-1 Class C-1 (T-Bill 3 Month + 4.560%), 04/21/2025 (f)(g)(h)(i) (Cost: $674,010; Original Acquisition Date: 04/21/2023)	724,000	712,561
Kilimanjaro III Re 2021-2 Class A-2 (T-Bill 3 Month + 12.360%), 04/20/2026 (f)(g)(h)(i) (Cost: $622,150; Original Acquisition Date: 04/21/2023)	782,000	751,385
Kilimanjaro III Re 2021-2 Class B-2 (T-Bill 3 Month + 4.860%), 04/20/2026 (f)(g)(h)(i) (Cost: $309,387; Original Acquisition Date: 04/21/2023)	348,000	332,218
Kilimanjaro III Re 2021-2 Class C-2 (T-Bill 3 Month + 4.560%), 04/20/2026 (f)(g)(h)(i) (Cost: $284,914; Original Acquisition Date: 04/21/2023)	319,000	306,734
Kilimanjaro III Re 2022-1 Class A (T-Bill 3 Month + 5.250%), 06/25/2025 (f)(g)(h)(i) (Cost: $943,332; Original Acquisition Date: 04/21/2023)	985,000	985,985
Matterhorn Re SR2020-2 Class A (T-Bill 3 Month + 5.000%), 01/08/2024 (f)(g)(h)(i) (Cost: $883,629; Original Acquisition Date: 04/21/2023)	892,000	802,800
Matterhorn Re SR2021-1 Class A (SOFR + 5.750%), 12/08/2025 (f)(g)(h)(i) (Cost: $1,527,490; Original Acquisition Date: 04/21/2023)	1,688,000	1,559,712
Matterhorn Re SR2022-1 Class A (SOFR + 5.250%), 03/24/2025 (f)(g)(h)(i) (Cost: $434,317; Original Acquisition Date: 04/21/2023)	464,000	453,096
Matterhorn Re SR2022-1 Class B (SOFR + 7.750%), 03/24/2025 (f)(g)(h)(i) (Cost: $433,989; Original Acquisition Date: 04/21/2023)	464,000	455,602
Montoya Re 2022-1 Class A (T-Bill 3 Month + 6.750%), 04/07/2025 (f)(g)(h)(i) (Cost: $1,088,339; Original Acquisition Date: 04/21/2023)	1,121,000	1,128,006
Sakura Re 2021-1 Class A (T-Bill 3 Month + 2.250%), 04/07/2025 (f)(g)(h)(i) (Cost: $1,022,151; Original Acquisition Date: 04/21/2023)	1,048,000	1,044,332
Sakura Re 2021-1 Class B (T-Bill 3 Month + 4.160%), 04/07/2025 (f)(g)(h)(i) (Cost: $2,172,386; Original Acquisition Date: 04/21/2023)	2,229,000	2,211,837
Vista Re 2021-1 Class A (T-Bill 3 Month + 6.750%), 05/21/2024 (f)(g)(h)(i) (Cost: $2,285,670; Original Acquisition Date: 04/21/2023)	2,358,000	2,356,821
Wrigley Re 2023-1 Class A (T-Bill 3 Month + 6.500%), 07/28/2026 (f)(g)(h)(i) (Cost: $640,000; Original Acquisition Date: 07/14/2023)	640,000	641,600

		28,749,365

Windstorm - 0.2%
Queen Street 2023 Re DAC (T-Bill 3 Month + 7.500%), 12/08/2025 (f)(g)(h)(i) (Cost: $1,725,975; Original Acquisition Date: 05/12/2023)	1,728,000	1,769,558

		30,518,923

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PRINCIPAL AMOUNT		VALUE
Jamaica - 0.3%
Windstorm - 0.3%
IBRD CAR 130 (SOFR + 4.400%), 12/29/2023 (f)(g)(h)(i) (Cost: $2,834,732; Original Acquisition Date: 04/21/2023)		$2,846,000	$2,846,996

Japan - 0.6%
Earthquake - 0.6%
Kizuna Re III 2021-1 Class A (T-Bill 3 Month + 2.000%), 04/07/2026 (f)(g)(h)(i) (Cost: $340,207; Original Acquisition Date: 06/21/2023)		344,000	340,182
Nakama Re 2023-1 Class 2 (SOFR + 4.000%), 05/09/2028 (f)(g)(h)(i) (Cost: $667,000; Original Acquisition Date: 04/14/2023)		667,000	672,336
Nakama Re Pte. 2021-1 Class 1 (T-Bill 3 Month + 2.050%), 10/13/2026 (f)(g)(h)(i) (Cost: $3,424,044; Original Acquisition Date: 04/21/2023)		3,459,000	3,423,718
Nakama Re Pte. 2021-1 Class 2 (T-Bill 3 Month + 2.750%), 10/13/2026 (f)(g)(h)(i) (Cost: $1,548,405; Original Acquisition Date: 04/21/2023)		1,612,000	1,570,491

			6,006,727

Typhoon - 0.0% (l)
Black Kite Re 2022-1 Class A (T-Bill 3 Month + 6.900%), 06/09/2025 (f)(g)(h)(i) (Cost: $613,662; Original Acquisition Date: 04/21/2023)		637,000	637,796

			6,644,523

Mexico - 0.2%
Earthquake - 0.1%
IBRD CAR 125 Class A (3 Month Libor USD + 3.500%), 03/13/2024 (f)(g)(h)(i) (Cost: $810,123; Original Acquisition Date: 04/21/2023)		812,000	808,711
IBRD CAR 126 Class B (3 Month Libor USD + 9.000%), 03/13/2024 (f)(g)(h)(i) (Cost: $358,056; Original Acquisition Date: 04/21/2023)		361,000	358,311

			1,167,022

Windstorm - 0.1%
IBRD CAR 127 Class C (3 Month Libor USD + 10.000%), 03/13/2024 (f)(g)(h)(i) (Cost: $863,213; Original Acquisition Date: 04/21/2023)		872,000	863,629

			2,030,651

New Zealand - 0.2%
Multiperil - 0.2%
Totara Re Pte. 2023-1 (SOFR + 8.750%), 06/08/2027 (f)(g)(h)(i) (Cost: $1,611,816; Original Acquisition Date: 05/24/2023)	NZD	2,624,000	1,531,727

United States - 22.3%
Earthquake - 5.6%
Acorn Re 2021-1 Class A (T-Bill 3 Month + 2.500%), 11/07/2024 (f)(g)(h)(i) (Cost: $4,198,492; Original Acquisition Date: 04/21/2023)		$4,308,000	4,220,332
Acorn Re 2023-1 Class A (T-Bill 3 Month + 4.350%), 11/06/2026 (f)(g)(h)(i) (Cost: $1,594,243; Original Acquisition Date: 06/22/2023)		1,601,000	1,610,046
Herbie Re 2022-1 Class A (T-Bill 3 Month + 12.500%), 01/08/2027 (f)(g)(h)(i) (Cost: $308,864; Original Acquisition Date: 04/21/2023)		302,000	321,554
Logistics Re 2021-1 Class A (T-Bill 3 Month + 3.880%), 12/20/2024 (f)(g)(h)(i) (Cost: $479,555; Original Acquisition Date: 04/21/2023)		493,000	484,003
Merna Re II 2021-1 Class A (T-Bill 3 Month + 3.930%), 04/05/2024 (f)(g)(h)(i) (Cost: $4,762,168; Original Acquisition Date: 04/21/2023)		4,766,000	4,753,370
Merna Re II 2022-1 Class A (T-Bill 3 Month + 3.750%), 04/07/2025 (f)(g)(h)(i) (Cost: $1,884,436; Original Acquisition Date: 04/21/2023)		1,899,000	1,900,804
Phoenician Re 2020-1 Class A (T-Bill 3 Month + 3.016%), 12/14/2023 (f)(g)(h)(i) (Cost: $1,319,624; Original Acquisition Date: 04/21/2023)		1,323,000	1,319,759
Phoenician Re 2020-2 Class A (T-Bill 3 Month + 2.924%), 12/14/2023 (f)(g)(h)(i) (Cost: $611,731; Original Acquisition Date: 04/21/2023)		613,000	611,958
Phoenician Re 2021-1 Class A (T-Bill 3 Month + 2.898%), 12/14/2024 (f)(g)(h)(i) (Cost: $771,786; Original Acquisition Date: 04/21/2023)		801,000	790,146

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PRINCIPAL AMOUNT	VALUE
Earthquake - 5.6% (continued)
Sierra 2021-1 Class A (T-Bill 3 Month + 2.700%), 01/31/2024 (f)(g)(h)(i) (Cost: $466,159; Original Acquisition Date: 04/21/2023)	$470,000	$466,122
Sutter Re 2023-1 Class B (T-Bill 3 Month + 6.750%), 06/19/2026 (f)(g)(h)(i) (Cost: $2,433,995; Original Acquisition Date: 06/06/2023)	2,433,000	2,447,111
Sutter Re 2023-1 Class E (T-Bill 3 Month + 9.750%), 06/19/2026 (f)(g)(h)(i) (Cost: $3,045,190; Original Acquisition Date: 06/06/2023)	3,039,000	3,058,146
Torrey Pines Re 2021-1 Class A (T-Bill 3 Month + 4.180%), 06/07/2024 (f)(g)(h)(i) (Cost: $2,880,774; Original Acquisition Date: 04/21/2023)	2,916,000	2,842,371
Torrey Pines Re 2021-1 Class B (T-Bill 3 Month + 4.770%), 06/07/2024 (f)(g)(h)(i) (Cost: $2,951,288; Original Acquisition Date: 04/21/2023)	3,013,000	2,945,961
Torrey Pines Re 2022-1 Class A (T-Bill 3 Month + 5.465%), 06/06/2025 (f)(g)(h)(i) (Cost: $3,100,627; Original Acquisition Date: 04/21/2023)	3,145,000	3,123,928
Torrey Pines Re 2022-1 Class B (T-Bill 3 Month + 7.780%), 06/06/2025 (f)(g)(h)(i) (Cost: $2,039,038; Original Acquisition Date: 04/21/2023)	2,122,000	2,031,285
Torrey Pines Re 2023-1 Class A (T-Bill 3 Month + 5.000%), 06/05/2026 (f)(g)(h)(i) (Cost: $880,000; Original Acquisition Date: 05/18/2023)	880,000	883,608
Ursa Re 2023-1 Class AA (T-Bill 3 Month + 5.500%), 12/06/2025 (f)(g)(h)(i) (Cost: $1,144,938; Original Acquisition Date: 04/12/2023)	1,145,000	1,151,183
Ursa Re 2023-1 Class C (T-Bill 3 Month + 8.250%), 12/06/2025 (f)(g)(h)(i) (Cost: $615,967; Original Acquisition Date: 04/12/2023)	616,000	616,647
Ursa Re 2023-2 Class E (T-Bill 3 Month + 9.250%), 12/07/2026 (f)(g)(h)(i) (Cost: $2,996,000; Original Acquisition Date: 10/10/2023)	2,996,000	2,995,101
Ursa Re II 2020-1 Class AA (T-Bill 3 Month + 3.940%), 12/07/2023 (f)(g)(h)(i) (Cost: $6,103,710; Original Acquisition Date: 04/21/2023)	6,111,000	6,090,223
Ursa Re II 2020-1 Class D (T-Bill 3 Month + 6.310%), 12/07/2023 (f)(g)(h)(i) (Cost: $6,334,862; Original Acquisition Date: 04/21/2023)	6,339,000	6,327,273
Ursa Re II 2021-1 Class F (T-Bill 3 Month + 6.190%), 12/06/2024 (f)(g)(h)(i) (Cost: $1,069,962; Original Acquisition Date: 04/21/2023)	1,130,000	1,090,055
Ursa Re II 2022-1 Class A (T-Bill 3 Month + 5.000%), 06/16/2025 (f)(g)(h)(i) (Cost: $2,495,795; Original Acquisition Date: 04/21/2023)	2,544,000	2,524,411
Ursa Re II 2022-1 Class E (T-Bill 3 Month + 7.750%), 06/16/2025 (f)(g)(h)(i) (Cost: $388,272; Original Acquisition Date: 04/21/2023)	406,000	396,337
Ursa Re II 2022-2 Class C (T-Bill 3 Month + 10.250%), 12/06/2025 (f)(g)(h)(i) (Cost: $377,322; Original Acquisition Date: 09/05/2023)	361,000	376,613
Veraison Re 2023-1 Class A (T-Bill 3 Month + 6.500%), 03/09/2026 (f)(g)(h)(i) (Cost: $642,338; Original Acquisition Date: 04/21/2023)	636,000	664,684
Veraison Re 2023-1 Class B (T-Bill 3 Month + 12.000%), 03/09/2026 (f)(g)(h)(i) (Cost: $622,456; Original Acquisition Date: 04/21/2023)	611,000	642,467
Wrigley Re 2023-1 Class B (T-Bill 3 Month + 7.000%), 07/28/2026 (f)(g)(h)(i) (Cost: $1,783,236; Original Acquisition Date: 07/14/2023)	1,781,000	1,802,817

		58,488,315

Fire - 0.2%
Power Protective Re 2020-1 Class A (T-Bill 3 Month + 10.750%), 12/15/2023 (f)(g)(h)(i) (Cost: $460,663; Original Acquisition Date: 04/21/2023)	464,000	461,517
Power Protective Re 2021-1 Class A (T-Bill 3 Month + 15.000%), 10/09/2024 (f)(g)(h)(i) (Cost: $313,494; Original Acquisition Date: 04/21/2023)	319,000	313,386
SD Re 2021-1 Class A (T-Bill 3 Month + 8.750%), 11/19/2024 (f)(g)(h)(i) (Cost: $308,618; Original Acquisition Date: 04/21/2023)	319,000	309,095
SD Re 2021-1 Class B (T-Bill 3 Month + 9.250%), 11/19/2024 (f)(g)(h)(i) (Cost: $874,707; Original Acquisition Date: 04/21/2023)	898,000	875,999

		1,959,997

Flood - 1.3%
FloodSmart Re 2021-1 Class A (T-Bill 3 Month + 13.580%), 03/01/2024 (f)(g)(h)(i) (Cost: $5,203,137; Original Acquisition Date: 04/21/2023)	5,422,000	5,365,069
FloodSmart Re 2021-1 Class B (T-Bill 3 Month + 17.330%), 03/01/2024 (f)(g)(h)(i) (Cost: $819,821; Original Acquisition Date: 04/21/2023)	927,000	801,855

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PRINCIPAL AMOUNT	VALUE
Flood - 1.3% (continued)
FloodSmart Re 2022-1 Class A (T-Bill 3 Month + 11.830%), 02/25/2025 (f)(g)(h)(i) (Cost: $3,256,084; Original Acquisition Date: 04/21/2023)	$3,459,000	$3,437,361
FloodSmart Re 2022-1 Class B (T-Bill 3 Month + 14.330%), 02/25/2025 (f)(g)(h)(i) (Cost: $1,101,721; Original Acquisition Date: 04/21/2023)	1,192,000	1,169,650
FloodSmart Re 2023-1 Class A (T-Bill 3 Month + 16.250%), 03/11/2026 (f)(g)(h)(i) (Cost: $2,679,745; Original Acquisition Date: 04/21/2023)	2,673,000	2,771,195
FloodSmart Re 2023-1 Class B (T-Bill 3 Month + 21.500%), 03/11/2026 (f)(g)(h)(i) (Cost: $463,420; Original Acquisition Date: 04/21/2023)	464,000	482,222

		14,027,352

Mortality/Longevity/Disease - 0.3%
Vita Capital VI 2021-1 Class B (SOFR + 3.124%), 01/08/2026 (f)(g)(h)(i)(j) (Cost: $1,617,464; Original Acquisition Date: 04/21/2023)	1,769,000	752,533
Vitality Re XI Limited 2020 Class B (T-Bill 3 Month + 1.800%), 01/09/2024 (f)(g)(h)(i) (Cost: $432,803; Original Acquisition Date: 04/21/2023)	435,000	433,434
Vitality Re XII 2021 Class A (T-Bill 3 Month + 2.250%), 01/07/2025 (f)(g)(h)(i) (Cost: $905,632; Original Acquisition Date: 04/21/2023)	920,000	913,330
Vitality Re XII 2021 Class B (T-Bill 3 Month + 2.750%), 01/07/2025 (f)(g)(h)(i) (Cost: $664,621; Original Acquisition Date: 09/21/2023)	677,000	664,035
Vitality Re XIII 2022 Class A (T-Bill 3 Month + 2.000%), 01/06/2026 (f)(g)(h)(i) (Cost: $493,572; Original Acquisition Date: 04/21/2023)	509,000	496,631
Vitality Re XIII 2022 Class B (T-Bill 3 Month + 2.750%), 01/06/2026 (f)(g)(h)(i) (Cost: $264,052; Original Acquisition Date: 09/27/2023)	273,000	263,595

		3,523,558

Multiperil - 6.9%
Aquila Re I 2023-1 Class B-1 (T-Bill 3 Month + 7.500%), 06/08/2026 (f)(g)(h)(i) (Cost: $844,000; Original Acquisition Date: 05/10/2023)	844,000	859,741
Aquila Re I 2023-1 Class C-1 (T-Bill 3 Month + 9.250%), 06/08/2026 (f)(g)(h)(i) (Cost: $1,404,349; Original Acquisition Date: 05/10/2023)	1,405,000	1,443,356
Baldwin Re 2021-1 Class A (T-Bill 3 Month + 2.250%), 07/07/2025 (f)(g)(h)(i) (Cost: $873,317; Original Acquisition Date: 09/05/2023)	889,000	873,487
Baldwin Re 2023-1 Class A (T-Bill 3 Month + 4.500%), 07/07/2027 (f)(g)(h)(i) (Cost: $446,000; Original Acquisition Date: 06/21/2023)	446,000	447,762
Bonanza Re 2020-1 Class A (T-Bill 3 Month + 4.870%), 02/20/2024 (f)(g)(h)(i) (Cost: $1,678,332; Original Acquisition Date: 04/21/2023)	1,773,000	1,693,126
Bonanza Re 2023-1 Class B (T-Bill 3 Month + 0.000%), 01/08/2024 (f)(g)(h)(i)(j) (Cost: $290,414; Original Acquisition Date: 04/21/2023)	305,000	114,375
Bowline Re 2022-1 Class A (T-Bill 3 Month + 6.350%), 05/23/2025 (f)(g)(h)(i) (Cost: $326,313; Original Acquisition Date: 04/21/2023)	348,000	347,269
Bowline Re 2022-1 Class B (T-Bill 3 Month + 16.180%), 05/23/2025 (f)(g)(h)(i) (Cost: $300,402; Original Acquisition Date: 04/21/2023)	319,000	329,830
Caelus Re 2020-1 Class B-1 (T-Bill 3 Month + 5.380%), 06/07/2024 (f)(g)(h)(i) (Cost: $453,642; Original Acquisition Date: 04/21/2023)	464,000	457,272
Easton Re 2020-1 Class A (T-Bill 3 Month + 4.530%), 01/08/2024 (f)(g)(h)(i) (Cost: $1,516,414; Original Acquisition Date: 04/21/2023)	1,525,000	1,522,636
Finca Re 2022-1 Class A (T-Bill 3 Month + 7.750%), 06/06/2025 (f)(g)(h)(i) (Cost: $395,057; Original Acquisition Date: 04/21/2023)	406,000	416,170
Four Lakes Re 2020-1 Class B (T-Bill 3 Month + 10.160%), 01/05/2024 (f)(g)(h)(i) (Cost: $422,908; Original Acquisition Date: 04/21/2023)	435,000	433,391
Four Lakes Re 2021-1 Class A (T-Bill 3 Month + 4.270%), 07/01/2025 (f)(g)(h)(i) (Cost: $383,009; Original Acquisition Date: 04/21/2023)	406,000	395,891
Galileo Re 2019-1 Class C (T-Bill 3 Month + 9.870%), 01/08/2024 (f)(g)(h)(i) (Cost: $343,319; Original Acquisition Date: 04/21/2023)	348,000	344,120
Herbie Re 2020-1 Class A (T-Bill 3 Month + 9.300%), 07/08/2024 (f)(g)(h)(i) (Cost: $763,352; Original Acquisition Date: 04/21/2023)	799,000	808,268
Herbie Re 2020-2 Class B (T-Bill 3 Month + 9.720%), 01/08/2025 (f)(g)(h)(i) (Cost: $438,011; Original Acquisition Date: 04/21/2023)	464,000	463,165

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 6.9% (continued)
Hypatia Ltd. 2023-1 Class A (T-Bill 3 Month + 9.500%), 04/08/2026 (f)(g)(h)(i) (Cost: $361,801; Original Acquisition Date: 04/21/2023)	$362,000	$374,290
Kilimanjaro III Re 2019-1 Class A-1 (T-Bill 3 Month + 16.660%), 12/19/2023 (f)(g)(h)(i) (Cost: $633,346; Original Acquisition Date: 04/21/2023)	715,710	608,353
Kilimanjaro III Re 2019-2 Class A-2 (T-Bill 3 Month + 16.660%), 12/19/2024 (f)(g)(h)(i) (Cost: $1,060,105; Original Acquisition Date: 04/21/2023)	1,599,821	1,359,848
Kilimanjaro III Re 2019-2 Class B-2 (T-Bill 3 Month + 9.910%), 12/19/2024 (f)(g)(h)(i) (Cost: $1,029,498; Original Acquisition Date: 04/21/2023)	1,072,000	1,077,253
Locke Tavern Re 2023-1 Class A (T-Bill 3 Month + 4.750%), 04/09/2026 (f)(g)(h)(i) (Cost: $1,214,361; Original Acquisition Date: 04/21/2023)	1,206,000	1,220,050
Long Point Re IV 2022-1 Class A (T-Bill 3 Month + 4.250%), 06/01/2026 (f)(g)(h)(i) (Cost: $5,627,533; Original Acquisition Date: 04/21/2023)	5,666,000	5,641,353
Merna Re II 2022-2 Class A (T-Bill 3 Month + 7.500%), 07/07/2025 (f)(g)(h)(i) (Cost: $757,713; Original Acquisition Date: 04/21/2023)	869,000	856,758
Merna Re II 2023-1 Class A (T-Bill 3 Month + 7.750%), 07/07/2026 (f)(g)(h)(i) (Cost: $1,034,120; Original Acquisition Date: 04/21/2023)	1,035,000	1,053,630
Merna Re II 2023-2 Class A (T-Bill 3 Month + 10.250%), 07/07/2026 (f)(g)(h)(i) (Cost: $1,703,415; Original Acquisition Date: 04/21/2023)	1,685,000	1,769,756
Mona Lisa Re 2021-1 Class A (T-Bill 3 Month + 7.000%), 07/08/2025 (f)(g)(h)(i) (Cost: $1,846,176; Original Acquisition Date: 04/21/2023)	2,005,000	1,989,862
Mountain Re 2023-1 Class A (T-Bill 3 Month + 6.750%), 06/05/2026 (f)(g)(h)(i) (Cost: $386,000; Original Acquisition Date: 05/24/2023)	386,000	390,207
Mystic Re IV 2021-1 Class A (T-Bill 3 Month + 9.750%), 01/08/2024 (f)(g)(h)(i) (Cost: $3,070,221; Original Acquisition Date: 04/21/2023)	3,105,000	3,087,612
Mystic Re IV 2021-2 Class A (T-Bill 3 Month + 6.130%), 01/08/2025 (f)(g)(h)(i) (Cost: $2,391,704; Original Acquisition Date: 04/21/2023)	2,555,000	2,480,394
Mystic Re IV 2023-1 Class A (T-Bill 3 Month + 9.250%), 01/08/2026 (f)(g)(h)(i) (Cost: $688,981; Original Acquisition Date: 04/21/2023)	687,000	706,751
Northshore Re II 2021-1 Class A (T-Bill 3 Month + 5.750%), 01/08/2024 (f)(g)(h)(i) (Cost: $864,219; Original Acquisition Date: 04/21/2023)	869,000	866,741
Residential Re 2020-II Class 4 (T-Bill 3 Month + 6.510%), 12/06/2024 (f)(g)(h)(i) (Cost: $553,760; Original Acquisition Date: 04/21/2023)	577,000	572,240
Residential Re 2021-I Class 11 (T-Bill 3 Month + 9.910%), 06/06/2025 (f)(g)(h)(i) (Cost: $1,308,382; Original Acquisition Date: 04/21/2023)	1,573,000	1,277,433
Residential Re 2021-I Class 12 (T-Bill 3 Month + 5.220%), 06/06/2025 (f)(g)(h)(i) (Cost: $952,043; Original Acquisition Date: 04/21/2023)	1,078,000	908,431
Residential Re 2021-I Class 13 (T-Bill 3 Month + 3.590%), 06/06/2025 (f)(g)(h)(i) (Cost: $629,369; Original Acquisition Date: 04/21/2023)	695,000	633,562
Residential Re 2021-I Class 14 (T-Bill 3 Month + 2.500%), 06/06/2025 (f)(g)(h)(i) (Cost: $835,142; Original Acquisition Date: 04/21/2023)	898,000	849,777
Residential Re 2022-I Class 11 (T-Bill 3 Month + 12.500%), 06/06/2026 (f)(g)(h)(i) (Cost: $333,969; Original Acquisition Date: 04/21/2023)	406,000	338,665
Residential Re 2022-I Class 12 (T-Bill 3 Month + 7.500%), 06/06/2026 (f)(g)(h)(i) (Cost: $491,554; Original Acquisition Date: 04/21/2023)	579,000	508,130
Residential Re 2022-I Class 13 (T-Bill 3 Month + 5.250%), 06/06/2026 (f)(g)(h)(i) (Cost: $1,667,152; Original Acquisition Date: 04/21/2023)	1,887,000	1,653,578
Residential Re 2022-I Class 14 (T-Bill 3 Month + 4.000%), 06/06/2026 (f)(g)(h)(i) (Cost: $2,173,805; Original Acquisition Date: 04/21/2023)	2,358,000	2,215,223
Residential Re 2023-I Class 13 (T-Bill 3 Month + 10.500%), 06/06/2027 (f)(g)(h)(i) (Cost: $2,221,326; Original Acquisition Date: 04/28/2023)	2,219,000	2,200,804
Residential Re 2023-I Class 14 (T-Bill 3 Month + 6.500%), 06/06/2027 (f)(g)(h)(i) (Cost: $3,632,499; Original Acquisition Date: 04/28/2023)	3,642,000	3,634,534
Riverfront Re 2021 Class A (T-Bill 3 Month + 4.240%), 01/07/2025 (f)(g)(h)(i) (Cost: $1,761,097; Original Acquisition Date: 04/21/2023)	1,848,000	1,797,088
Riverfront Re 2021 Class B (T-Bill 3 Month + 6.500%), 01/07/2025 (f)(g)(h)(i) (Cost: $290,334; Original Acquisition Date: 04/21/2023)	319,000	294,533
Sakura Re 2022-1 Class A (T-Bill 3 Month + 13.500%), 01/05/2026 (f)(g)(h)(i) (Cost: $678,322; Original Acquisition Date: 04/21/2023)	685,000	734,217

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PRINCIPAL AMOUNT	VALUE
Multiperil - 6.9% (continued)
Sanders Re II 2020-1 Class A (T-Bill 3 Month + 4.250%), 04/07/2024 (f)(g)(h)(i) (Cost: $2,020,880; Original Acquisition Date: 04/21/2023)	$2,034,000	$2,031,051
Sanders Re II 2021-1 Class A (T-Bill 3 Month + 3.250%), 04/07/2025 (f)(g)(h)(i) (Cost: $1,301,348; Original Acquisition Date: 04/21/2023)	1,352,000	1,293,188
Sanders Re II 2021-2 Class A (T-Bill 3 Month + 3.050%), 04/07/2025 (f)(g)(h)(i) (Cost: $702,718; Original Acquisition Date: 04/21/2023)	730,000	696,420
Sanders Re III 2022-1 Class A (T-Bill 3 Month + 3.500%), 04/07/2026 (f)(g)(h)(i) (Cost: $2,538,671; Original Acquisition Date: 04/21/2023)	2,675,000	2,540,448
Sanders Re III 2022-1 Class B (T-Bill 3 Month + 10.750%), 04/09/2029 (f)(g)(h)(i) (Cost: $734,940; Original Acquisition Date: 04/21/2023)	811,000	654,112
Sanders Re III 2022-2 Class A (T-Bill 3 Month + 6.500%), 06/07/2025 (f)(g)(h)(i) (Cost: $1,533,615; Original Acquisition Date: 04/21/2023)	1,612,000	1,637,308
Sanders Re III 2022-2 Class B (T-Bill 3 Month + 8.750%), 06/07/2025 (f)(g)(h)(i) (Cost: $733,411; Original Acquisition Date: 04/21/2023)	811,000	806,499
Sanders Re III 2022-3 Class A (T-Bill 3 Month + 6.250%), 04/07/2027 (f)(g)(h)(i) (Cost: $614,921; Original Acquisition Date: 04/21/2023)	604,000	613,030
Sanders Re III 2023-1 Class A (T-Bill 3 Month + 5.750%), 04/08/2030 (f)(g)(h)(i) (Cost: $416,435; Original Acquisition Date: 04/21/2023)	415,000	413,963
Sanders Re III 2023-1 Class B (T-Bill 3 Month + 15.500%), 04/08/2030 (f)(g)(h)(i) (Cost: $516,860; Original Acquisition Date: 04/21/2023)	518,000	456,669
Sanders Re III 2023-2 Class A (T-Bill 3 Month + 8.000%), 06/05/2029 (f)(g)(h)(i) (Cost: $2,568,539; Original Acquisition Date: 05/24/2023)	2,572,000	2,644,530
Solomon Re 2023-1 Class A (T-Bill 3 Month + 5.250%), 06/08/2026 (f)(g)(h)(i) (Cost: $402,000; Original Acquisition Date: 06/12/2023)	402,000	409,176
Sussex Capital UK PCC 2020-1 (T-Bill 3 Month + 8.380%), 01/08/2025 (f)(g)(h)(i) (Cost: $2,217,318; Original Acquisition Date: 04/21/2023)	2,358,000	2,311,547
Titania Re 2021-1 Class A (T-Bill 3 Month + 5.030%), 06/21/2024 (f)(g)(h)(i) (Cost: $949,593; Original Acquisition Date: 04/21/2023)	985,000	981,109
Titania Re 2021-2 Class A (T-Bill 3 Month + 6.500%), 12/27/2024 (f)(g)(h)(i) (Cost: $482,661; Original Acquisition Date: 04/21/2023)	521,000	506,516
Topanga Re 2021-1 Class A (T-Bill 3 Month + 4.990%), 01/08/2026 (f)(g)(h)(i) (Cost: $727,841; Original Acquisition Date: 04/21/2023)	811,000	737,726
Topanga Re 2021-1 Class B (T-Bill 3 Month + 16.800%), 01/08/2024 (f)(g)(h)(i) (Cost: $337,439; Original Acquisition Date: 04/21/2023)	348,000	250,560
Vista Re 2022-1 Class A (T-Bill 3 Month + 13.980%), 05/21/2025 (f)(g)(h)(i) (Cost: $501,744; Original Acquisition Date: 04/21/2023)	521,000	547,024
Yosemite Re 2022-1 Class A (T-Bill 3 Month + 9.978%), 06/06/2025 (f)(g)(h)(i) (Cost: $562,772; Original Acquisition Date: 04/21/2023)	579,000	592,028

		72,173,836

Windstorm - 8.0%
Alamo Re 2021-1 Class A (T-Bill 3 Month + 7.180%), 06/07/2024 (f)(g)(h)(i) (Cost: $5,737,690; Original Acquisition Date: 04/21/2023)	5,824,000	5,785,562
Alamo Re 2022-1 Class A (T-Bill 3 Month + 7.250%), 06/07/2025 (f)(g)(h)(i) (Cost: $1,665,007; Original Acquisition Date: 04/21/2023)	1,691,000	1,701,231
Alamo Re 2023-1 Class A (T-Bill 3 Month + 8.500%), 06/07/2026 (f)(g)(h)(i) (Cost: $5,586,838; Original Acquisition Date: 04/12/2023)	5,569,000	5,642,232
Astro Re 2021-1 Class A (T-Bill 3 Month + 8.000%), 07/08/2025 (f)(g)(h)(i)(j) (Cost: $332,043; Original Acquisition Date: 04/21/2023)	417,000	302,325
Bayou Re 2023-1 Class A (T-Bill 3 Month + 12.750%), 05/26/2026 (f)(g)(h)(i) (Cost: $585,000; Original Acquisition Date: 05/11/2023)	585,000	595,120
Bayou Re 2023-1 Class B (T-Bill 3 Month + 19.500%), 05/26/2026 (f)(g)(h)(i) (Cost: $1,363,746; Original Acquisition Date: 05/11/2023)	1,366,000	1,416,952
Bonanza Re 2022-2 Class A (T-Bill 3 Month + 5.750%), 03/16/2025 (f)(g)(h)(i) (Cost: $450,774; Original Acquisition Date: 04/21/2023)	521,000	443,371
Cape Lookout Re 2021-1 Class A (T-Bill 3 Month + 3.700%), 03/22/2024 (f)(g)(h)(i) (Cost: $2,514,926; Original Acquisition Date: 04/21/2023)	2,557,000	2,543,320

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PRINCIPAL AMOUNT	VALUE
Windstorm - 8.0% (continued)
Cape Lookout Re 2022-1 Class A (T-Bill 3 Month + 5.350%), 03/28/2025 (f)(g)(h)(i) (Cost: $3,929,169; Original Acquisition Date: 04/21/2023)	$4,088,000	$4,017,278
Cape Lookout Re 2023-1 Class A (T-Bill 3 Month + 6.500%), 04/28/2026 (f)(g)(h)(i) (Cost: $6,640,274; Original Acquisition Date: 04/14/2023)	6,630,000	6,767,904
Catahoula Re II 2022-1 Class A (T-Bill 3 Month + 10.250%), 06/16/2025 (f)(g)(h)(i) (Cost: $915,053; Original Acquisition Date: 04/21/2023)	985,000	980,863
Catahoula Re II 2022-1 Class B (T-Bill 3 Month + 13.240%), 06/16/2025 (f)(g)(h)(i) (Cost: $892,449; Original Acquisition Date: 04/21/2023)	927,000	945,494
Citrus Re 2022-1 Class A (T-Bill 3 Month + 5.100%), 06/07/2025 (f)(g)(h)(i) (Cost: $703,212; Original Acquisition Date: 04/21/2023)	724,000	722,733
Citrus Re 2023-1 Class A (T-Bill 3 Month + 6.750%), 06/07/2026 (f)(g)(h)(i) (Cost: $828,000; Original Acquisition Date: 04/27/2023)	828,000	843,111
Citrus Re 2023-1 Class B (T-Bill 3 Month + 9.000%), 06/07/2026 (f)(g)(h)(i) (Cost: $719,000; Original Acquisition Date: 04/27/2023)	719,000	726,657
Commonwealth Re 2023-1 Class A (T-Bill 3 Month + 4.000%), 07/08/2026 (f)(g)(h)(i) (Cost: $837,000; Original Acquisition Date: 06/07/2023)	837,000	848,592
Cosaint Re 2021-1 Class A (T-Bill 3 Month + 9.840%), 04/03/2024 (f)(g)(h)(i) (Cost: $685,550; Original Acquisition Date: 04/21/2023)	811,000	728,683
Everglades Re II 2021-1 Class A (T-Bill 3 Month + 5.660%), 05/14/2024 (f)(g)(h)(i) (Cost: $3,566,643; Original Acquisition Date: 04/21/2023)	3,734,000	3,722,798
Everglades Re II 2021-1 Class B (T-Bill 3 Month + 6.320%), 05/14/2024 (f)(g)(h)(i) (Cost: $4,609,618; Original Acquisition Date: 04/21/2023)	4,992,000	4,989,504
Everglades Re II 2021-2 Class A (T-Bill 3 Month + 5.900%), 05/14/2024 (f)(g)(h)(i) (Cost: $4,203,191; Original Acquisition Date: 04/21/2023)	4,403,000	4,310,317
Everglades Re II 2022-1 Class A (T-Bill 3 Month + 7.750%), 05/19/2025 (f)(g)(h)(i) (Cost: $2,411,454; Original Acquisition Date: 04/21/2023)	2,555,000	2,509,010
Everglades Re II 2023-1 Class A (T-Bill 3 Month + 0.000%), 01/16/2024 (f)(g)(h)(i) (Cost: $3,109,733; Original Acquisition Date: 05/18/2023)	3,237,000	3,139,081
Everglades Re II 2023-2 Class A (T-Bill 3 Month + 0.000%), 01/16/2024 (f)(g)(h)(i) (Cost: $4,685,747; Original Acquisition Date: 05/18/2023)	4,855,000	4,725,371
First Coast Re III 2021-1 Class A (T-Bill 3 Month + 6.000%), 04/07/2025 (f)(g)(h)(i) (Cost: $783,336; Original Acquisition Date: 04/21/2023)	834,000	812,233
Gateway Re 2022-1 Class A (T-Bill 3 Month + 8.580%), 05/12/2025 (f)(g)(h)(i) (Cost: $1,061,673; Original Acquisition Date: 04/21/2023)	1,101,000	1,101,110
Gateway Re 2023-1 Class A (T-Bill 3 Month + 13.000%), 02/24/2026 (f)(g)(h)(i) (Cost: $2,613,063; Original Acquisition Date: 04/21/2023)	2,560,000	2,704,512
Gateway Re 2023-1 Class B (T-Bill 3 Month + 20.000%), 02/24/2026 (f)(g)(h)(i) (Cost: $402,822; Original Acquisition Date: 04/21/2023)	408,000	426,034
Gateway Re 2023-3 Class A (T-Bill 3 Month + 10.000%), 06/30/2026 (f)(g)(h)(i) (Cost: $752,000; Original Acquisition Date: 07/14/2023)	752,000	772,454
Gateway Re II 2023-1 Class A (T-Bill 3 Month + 9.500%), 04/27/2026 (f)(g)(h)(i) (Cost: $1,099,941; Original Acquisition Date: 04/13/2023)	1,100,000	1,120,845
Hestia Re 2022-1 Class A (T-Bill 3 Month + 9.500%), 04/22/2025 (f)(g)(h)(i)(j) (Cost: $1,337,377; Original Acquisition Date: 04/21/2023)	1,573,000	1,399,970
Integrity Re 2020-1 Class A (3 Month Libor USD + 0.500%), 04/12/2028 (f)(g)(h)(i) (Cost: $536,862; Original Acquisition Date: 04/21/2023)	891,000	512,325
Integrity Re 2022-1 Class A (T-Bill 3 Month + 7.070%), 06/06/2025 (f)(g)(h)(i)(j) (Cost: $688,986; Original Acquisition Date: 04/21/2023)	782,000	727,221
Integrity Re 2023-1 Class A (T-Bill 3 Month + 12.000%), 06/06/2025 (f)(g)(h)(i) (Cost: $672,551; Original Acquisition Date: 04/21/2023)	674,000	702,342
Lightning Re 2023-1 Class A (T-Bill 3 Month + 11.000%), 03/31/2026 (f)(g)(h)(i) (Cost: $3,599,100; Original Acquisition Date: 04/21/2023)	3,524,000	3,693,857
Lower Ferry Re 2023-1 Class A (T-Bill 3 Month + 4.250%), 07/08/2026 (f)(g)(h)(i) (Cost: $586,000; Original Acquisition Date: 06/23/2023)	586,000	591,215
Lower Ferry Re 2023-1 Class B (T-Bill 3 Month + 5.000%), 07/08/2026 (f)(g)(h)(i) (Cost: $1,929,815; Original Acquisition Date: 06/23/2023)	1,930,000	1,947,080

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PRINCIPAL AMOUNT	VALUE
Windstorm - 8.0% (continued)
Matterhorn Re SR2022-2 Class C (SOFR + 9.025%), 06/07/2024 (f)(g)(h)(i) (Cost: $953,405; Original Acquisition Date: 04/21/2023)	$945,000	$959,648
Mayflower Re 2023-1 Class A (T-Bill 3 Month + 4.500%), 07/08/2026 (f)(g)(h)(i) (Cost: $1,075,000; Original Acquisition Date: 06/26/2023)	1,075,000	1,089,566
Mayflower Re 2023-1 Class B (T-Bill 3 Month + 5.750%), 07/08/2026 (f)(g)(h)(i) (Cost: $3,524,701; Original Acquisition Date: 06/26/2023)	3,525,000	3,595,148
Merna Re II 2021-2 Class A (T-Bill 3 Month + 5.500%), 07/08/2024 (f)(g)(h)(i) (Cost: $1,950,736; Original Acquisition Date: 04/21/2023)	2,122,000	2,086,971
Pelican IV Re 2021-1 Class A (T-Bill 3 Month + 0.500%), 05/07/2024 (f)(g)(h)(i)(j) (Cost: $1,605; Original Acquisition Date: 04/21/2023)	319,000	16
Pelican IV Re 2021-1 Class B (T-Bill 3 Month + 5.355%), 05/07/2024 (f)(g)(h)(i)(j) (Cost: $1,896; Original Acquisition Date: 04/21/2023)	377,000	19
Purple Re 2023-1 Class A (T-Bill 3 Month + 12.250%), 04/24/2030 (f)(g)(h)(i) (Cost: $931,907; Original Acquisition Date: 04/21/2023)	932,000	942,438
Purple Re 2023-2 Class A (T-Bill 3 Month + 10.000%), 06/05/2026 (f)(g)(h)(i) (Cost: $864,000; Original Acquisition Date: 06/27/2023)	864,000	872,467

		84,464,980

		234,638,038

TOTAL EVENT LINKED BONDS (Cost $280,923,017)		284,494,886

	SHARES	VALUE
INVESTMENT COMPANIES - 0.6%
Open-End Mutual Funds - 0.6%
Stone Ridge High Yield Reinsurance Risk Premium Fund - Class I (m)	719,796	6,614,922

TOTAL INVESTMENT COMPANIES (Cost $6,365,171)		6,614,922

	PRINCIPAL AMOUNT	VALUE
PARTICIPATION NOTES (e) - 3.9%
Global - 3.9%
Multiperil - 3.9%
Eden Re II 2021-1 Class B 03/21/2025 (f)(h)(i)(j)(n)(o) (Cost: $148,873; Original Acquisition Date: 04/21/2023)	$259,870	$105,143
Eden Re II 2022-1 Class A 03/20/2026 (f)(h)(i)(j)(n)(o) (Cost: $230,546; Original Acquisition Date: 04/21/2023)	359,544	240,514
Eden Re II 2022-1 Class B 03/20/2026 (f)(h)(i)(j)(n)(o) (Cost: $555,839; Original Acquisition Date: 04/21/2023)	819,805	570,021
Eden Re II 2023-1 Class B 03/19/2027 (f)(h)(i)(j)(n)(o) (Cost: $7,776,454; Original Acquisition Date: 04/21/2023)	7,358,000	8,493,191
Sector Re V Series 2022-Dec Class GL-R 12/01/2027 (f)(h)(j)(o) (Cost: $481,319; Original Acquisition Date: 04/21/2023)	454,000	563,275
Sector Re V Series 2023-Apr Class GL-N 03/01/2028 (f)(h)(j)(o) (Cost: $25,000,000; Original Acquisition Date: 04/25/2023)	25,000,000	30,423,000
Sector Re V Series 2023-Apr Class GL-R 03/01/2028 (f)(h)(j)(o) (Cost: $781,318; Original Acquisition Date: 07/07/2023)	756,000	919,992

TOTAL PARTICIPATION NOTES (Cost $34,974,349)		41,315,136

	SHARES
PREFERENCE SHARES (e) - 4.2%
Global - 4.2%
Multiperil - 4.2%
Longleaf (Artex Segregated Account Company) (f)(h)(j)(n)(o) (Cost: $35,082,000; Original Acquisition Date: 07/07/2023)	35,082	44,048,793

TOTAL PREFERENCE SHARES (Cost $35,082,000)		44,048,793

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.8%
Put Options - 0.8%
S&P 500 Index, Expires: 11/03/23, Strike Price: $3,450.00	480	$201,302,400	$6,000
S&P 500 Index, Expires: 11/17/23, Strike Price: $3,200.00	330	138,395,400	17,325
S&P 500 Index, Expires: 11/17/23, Strike Price: $3,975.00	40	16,775,200	44,200
S&P 500 Index, Expires: 11/17/23, Strike Price: $4,000.00	80	33,550,400	106,800
S&P 500 Index, Expires: 12/29/23, Strike Price: $3,900.00	110	46,131,800	338,250
S&P 500 Index, Expires: 6/20/25, Strike Price: $3,400.00	15	6,290,700	165,075
S&P 500 Index, Expires: 6/20/25, Strike Price: $3,450.00	80	33,550,400	937,600
S&P 500 Index, Expires: 6/20/25, Strike Price: $3,500.00	193	80,940,340	2,407,675
S&P 500 Index, Expires: 6/20/25, Strike Price: $3,550.00	85	35,647,300	1,127,525
S&P 500 Index, Expires: 12/19/25, Strike Price: $3,500.00	90	37,744,200	1,366,650
Crude Oil Future, Expires: 11/15/23, Strike Price: $79.50	25	2,125,500	45,750
Crude Oil Future, Expires: 11/15/23, Strike Price: $80.00	20	1,700,400	40,800
Crude Oil Future, Expires: 11/15/23, Strike Price: $80.50	25	2,125,500	56,750
Crude Oil Future, Expires: 11/15/23, Strike Price: $81.00	20	1,700,400	50,400
Crude Oil Future, Expires: 11/15/23, Strike Price: $81.50	25	2,125,500	69,750
Crude Oil Future, Expires: 11/15/23, Strike Price: $82.00	20	1,700,400	61,600
Crude Oil Future, Expires: 11/15/23, Strike Price: $82.50	25	2,125,500	84,750
Crude Oil Future, Expires: 11/15/23, Strike Price: $83.00	20	1,700,400	74,200
Crude Oil Future, Expires: 11/15/23, Strike Price: $83.50	25	2,125,500	101,250
Crude Oil Future, Expires: 11/15/23, Strike Price: $84.00	20	1,700,400	88,200
Crude Oil Future, Expires: 11/15/23, Strike Price: $84.50	25	2,125,500	119,500
Crude Oil Future, Expires: 11/15/23, Strike Price: $85.00	20	1,700,400	103,200
Crude Oil Future, Expires: 11/15/23, Strike Price: $85.50	25	2,125,500	138,750
Crude Oil Future, Expires: 11/15/23, Strike Price: $86.00	20	1,700,400	119,000
Crude Oil Future, Expires: 11/15/23, Strike Price: $86.50	25	2,125,500	159,250
Crude Oil Future, Expires: 11/15/23, Strike Price: $87.00	20	1,700,400	135,800

			7,966,050

	COUNTERPARTY
OTC Put Options (l) - 0.0%
AUD/JPY, Expires: 11/13/23, Strike Price: $87.50	Barclays Bank PLC	130,000,000	3,515
AUD/JPY, Expires: 1/24/24, Strike Price: $87.75	Morgan Stanley Capital Services LLC	100,000,000	234,538

			238,053

TOTAL PUT OPTIONS (Cost $8,268,850)			8,204,103

	NUMBER OF CONTRACTS
Call Options (l) - 0.0%
Crude Oil Future, Expires: 11/15/23, Strike Price: $87.50	25	2,125,500	18,750
Crude Oil Future, Expires: 11/15/23, Strike Price: $88.00	20	1,700,400	13,800
Crude Oil Future, Expires: 11/15/23, Strike Price: $88.50	25	2,125,500	15,750
Crude Oil Future, Expires: 11/15/23, Strike Price: $89.00	20	1,700,400	11,600
Crude Oil Future, Expires: 11/15/23, Strike Price: $89.50	25	2,125,500	13,500
Crude Oil Future, Expires: 11/15/23, Strike Price: $90.00	20	1,700,400	10,000
Crude Oil Future, Expires: 11/15/23, Strike Price: $90.50	25	2,125,500	11,500
Crude Oil Future, Expires: 11/15/23, Strike Price: $91.00	20	1,700,400	8,600
Crude Oil Future, Expires: 11/15/23, Strike Price: $91.50	25	2,125,500	10,000
Crude Oil Future, Expires: 11/15/23, Strike Price: $92.00	20	1,700,400	7,400
Crude Oil Future, Expires: 11/15/23, Strike Price: $92.50	25	2,125,500	8,750
Crude Oil Future, Expires: 11/15/23, Strike Price: $93.00	20	1,700,400	6,600
Crude Oil Future, Expires: 11/15/23, Strike Price: $93.50	25	2,125,500	7,750
Crude Oil Future, Expires: 11/15/23, Strike Price: $94.00	20	1,700,400	5,800

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
Call Options (l) - 0.0% (continued)
Crude Oil Future, Expires: 11/15/23, Strike Price: $94.50	25	$2,125,500	$7,000
Crude Oil Future, Expires: 11/15/23, Strike Price: $95.00	20	1,700,400	5,200
Crude Oil Future, Expires: 11/15/23, Strike Price: $95.50	25	2,125,500	6,250
Crude Oil Future, Expires: 11/15/23, Strike Price: $96.00	20	1,700,400	4,800
Crude Oil Future, Expires: 11/15/23, Strike Price: $96.50	25	2,125,500	5,750
Natural Gas Future, Expires: 12/26/23, Strike Price: $6.30	100	3,580,000	59,300
Natural Gas Future, Expires: 12/26/23, Strike Price: $6.45	100	3,580,000	54,600
Natural Gas Future, Expires: 12/26/23, Strike Price: $6.50	100	3,580,000	53,100
Natural Gas Future, Expires: 12/26/23, Strike Price: $6.55	100	3,580,000	51,700

TOTAL CALL OPTIONS (Cost $1,331,334)			397,500

TOTAL PURCHASED OPTIONS (Cost $9,600,184)			8,601,603

		SHARES	VALUE
SHORT-TERM INVESTMENTS - 50.3%
Money Market Funds - 5.8%
First American Government Obligations Fund - Class X 5.27% (p)		30,360,305	30,360,305
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class 5.25% (p)		30,360,305	30,360,305

			60,720,610

		PRINCIPAL AMOUNT	VALUE
U.S. Treasury Bills - 44.5%
4.779% 11/2/2023 (k)(q)		$1,000,000	$999,854
4.704%, 11/30/2023 (k)(q)		1,750,000	1,742,558
4.728%, 12/28/2023 (k)(q)		2,000,000	1,983,177
5.052%, 1/25/2024 (k)(q)		3,000,000	2,962,404
4.904%, 2/22/2024 (k)(q)		5,000,000	4,916,643
2.596%, 3/21/2024 (k)(q)		19,500,000	19,093,812
4.761%, 4/18/2024 (k)(q)		25,500,000	24,863,431
3.949%, 5/16/2024 (k)(q)		180,000,000	174,833,429
5.309% 6/13/2024 (k)(q)		94,000,000	90,958,218
5.435% 7/11/2024 (k)(q)		16,000,000	15,420,536
5.406%, 8/8/2024 (k)(q)		42,000,000	40,298,955
5.505%, 9/5/2024 (k)(q)		44,000,000	42,043,687
5.461% 10/3/2024 (k)(q)		50,000,000	47,578,983

			467,695,687

TOTAL SHORT-TERM INVESTMENTS (Cost $529,084,302)			528,416,297

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
WHOLE LOANS - 4.5%
Consumer Loans - 4.5%
United States - 4.5%
185102286.SRDLC, 8.99%, 02/16/2025 (a)(r)	Lending Club	02/11/2022	$4,078	$4,078	$3,995
185222071.SRDLC, 14.19%, 02/09/2025 (a)(o)(r)	Lending Club	02/11/2022	1,569	1,569	145
185240121.SRDLC, 14.99%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	13,996	13,996	13,874
185241731.SRDLC, 18.49%, 02/14/2027 (a)(r)	Lending Club	02/16/2022	9,906	9,906	9,861
185262054.SRDLC, 8.99%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	11,465	11,465	11,246
185262514.SRDLC, 27.99%, 02/23/2025 (a)(r)	Lending Club	02/16/2022	3,905	3,905	3,935
185340369.SRDLC, 21.49%, 07/18/2027 (a)(o)(r)	Lending Club	02/23/2022	10,342	10,342	2,119
185362448.SRDLC, 20.99%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	3,131	3,131	3,091
185434476.SRDLC, 9.59%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	7,199	7,199	7,088

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
185456190.SRDLC, 12.49%, 02/08/2025 (a)(r)	Lending Club	02/16/2022	$6,835	$6,835	$6,724
185513199.SRDLC, 28.99%, 02/24/2027 (a)(r)	Lending Club	02/28/2022	2,904	2,904	2,987
185537602.SRDLC, 11.49%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	29,112	29,112	28,442
185539968.SRDLC, 23.99%, 11/23/2027 (a)(o)(r)	Lending Club	02/16/2022	5,356	5,356	5,262
185575065.SRDLC, 24.99%, 02/25/2027 (a)(o)(r)	Lending Club	03/01/2022	11,233	11,233	1,466
185623354.SRDLC, 9.24%, 02/22/2025 (a)(r)	Lending Club	02/24/2022	15,317	15,317	15,083
185642943.SRDLC, 14.71%, 02/09/2025 (a)(o)(r)	Lending Club	02/11/2022	3,332	3,332	—
185661524.SRDLC, 5.99%, 02/29/2024 (a)(r)	Lending Club	02/18/2022	1,772	1,772	1,764
185668066.SRDLC, 5.99%, 02/09/2025 (a)(r)	Lending Club	02/11/2022	14,002	14,002	13,796
185670728.SRDLC, 7.49%, 03/14/2025 (a)(o)(r)	Lending Club	02/16/2022	4,315	4,315	2,919
185670829.SRDLC, 12.49%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	3,925	3,925	3,835
185710985.SRDLC, 9.49%, 02/28/2027 (a)(r)	Lending Club	03/02/2022	10,333	10,333	10,112
185716280.SRDLC, 7.49%, 02/25/2025 (a)(r)	Lending Club	03/01/2022	5,666	5,666	5,584
185741639.SRDLC, 17.94%, 02/13/2025 (a)(o)(r)	Lending Club	02/15/2022	5,400	5,400	2,430
185754712.SRDLC, 7.74%, 02/10/2025 (a)(r)	Lending Club	02/14/2022	5,677	5,677	5,589
185780292.SRDLC, 21.49%, 02/10/2027 (a)(r)	Lending Club	02/14/2022	13,964	13,964	13,897
185783823.SRDLC, 11.19%, 02/28/2027 (a)(r)	Lending Club	02/24/2022	7,295	7,295	7,097
185790106.SRDLC, 18.99%, 02/24/2025 (a)(r)	Lending Club	02/15/2022	18,296	18,296	18,318
185805124.SRDLC, 12.49%, 02/21/2025 (a)(r)	Lending Club	02/17/2022	14,761	14,761	14,518
185807144.SRDLC, 15.99%, 02/09/2027 (a)(o)(r)	Lending Club	02/11/2022	30,568	30,568	8,953
185808493.SRDLC, 8.99%, 02/28/2027 (a)(r)	Lending Club	02/23/2022	9,695	9,695	9,479
185816655.SRDLC, 8.74%, 03/04/2025 (a)(r)	Lending Club	03/08/2022	4,543	4,543	4,467
185816728.SRDLC, 10.99%, 02/28/2025 (a)(r)	Lending Club	02/24/2022	8,717	8,717	8,495
185818512.SRDLC, 12.74%, 02/15/2027 (a)(r)	Lending Club	03/02/2022	29,154	29,154	28,472
185821978.SRDLC, 6.49%, 02/22/2025 (a)(r)	Lending Club	02/24/2022	9,370	9,370	9,235
185836040.SRDLC, 4.99%, 02/20/2025 (a)(r)	Lending Club	02/15/2022	11,142	11,142	10,974
185865725.SRDLC, 11.49%, 02/09/2025 (a)(r)	Lending Club	02/11/2022	5,846	5,846	5,703
185866588.SRDLC, 20.44%, 02/28/2027 (a)(r)	Lending Club	02/16/2022	18,677	18,677	17,485
185884862.SRDLC, 30.49%, 06/22/2025 (a)(o)(r)	Lending Club	02/24/2022	3,723	3,723	501
185885230.SRDLC, 17.19%, 02/28/2027 (a)(r)	Lending Club	03/02/2022	11,337	11,337	11,005
185890987.SRDLC, 16.49%, 03/07/2025 (a)(o)(r)	Lending Club	03/09/2022	7,355	7,355	990
185919562.SRDLC, 18.19%, 03/04/2025 (a)(o)(r)	Lending Club	03/08/2022	8,221	8,221	1,106
185924532.SRDLC, 8.99%, 02/17/2027 (a)(r)	Lending Club	02/22/2022	27,914	27,914	27,324
185930253.SRDLC, 7.09%, 02/24/2027 (a)(r)	Lending Club	02/28/2022	11,281	11,281	10,990
185941933.SRDLC, 5.99%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	7,466	7,466	7,359
185947404.SRDLC, 16.74%, 02/15/2027 (a)(o)(r)	Lending Club	02/17/2022	26,581	26,581	25,783
185970566.SRDLC, 5.09%, 02/18/2025 (a)(r)	Lending Club	02/23/2022	1,274	1,274	1,256
185983273.SRDLC, 5.09%, 02/09/2025 (a)(r)	Lending Club	02/11/2022	8,571	8,571	8,448
185994538.SRDLC, 10.09%, 02/15/2025 (a)(r)	Lending Club	02/15/2022	19,296	19,296	18,989
185995458.SRDLC, 8.99%, 02/15/2027 (a)(r)	Lending Club	02/17/2022	10,725	10,725	10,494
186002006.SRDLC, 5.94%, 03/25/2025 (a)(r)	Lending Club	02/18/2022	5,345	5,345	5,262
186004968.SRDLC, 6.59%, 02/28/2025 (a)(o)(r)	Lending Club	03/02/2022	7,503	7,503	1,010
186008277.SRDLC, 17.94%, 02/23/2025 (a)(o)(r)	Lending Club	02/25/2022	27,082	27,082	3,645
186008308.SRDLC, 11.24%, 02/22/2025 (a)(r)	Lending Club	02/24/2022	5,832	5,832	5,702
186008372.SRDLC, 7.24%, 03/07/2025 (a)(r)	Lending Club	03/04/2022	4,802	4,802	4,727
186016502.SRDLC, 14.19%, 04/19/2027 (a)(r)	Lending Club	03/08/2022	18,309	18,309	17,673
186019656.SRDLC, 23.99%, 02/11/2025 (a)(o)(r)	Lending Club	02/15/2022	3,218	3,218	3,164
186019990.SRDLC, 8.24%, 02/15/2025 (a)(r)	Lending Club	02/17/2022	7,124	7,124	6,988
186020936.SRDLC, 7.99%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	1,422	1,422	1,395
186023728.SRDLC, 5.99%, 02/09/2025 (a)(r)	Lending Club	02/11/2022	3,733	3,733	3,680
186024590.SRDLC, 6.59%, 02/09/2027 (a)(r)	Lending Club	02/11/2022	10,537	10,537	10,273
186025925.SRDLC, 14.19%, 03/09/2027 (a)(r)	Lending Club	03/11/2022	11,336	11,336	10,942
186029660.SRDLC, 6.59%, 02/15/2027 (a)(r)	Lending Club	02/17/2022	20,371	20,371	19,862
186031815.SRDLC, 11.99%, 02/09/2025 (a)(r)	Lending Club	02/11/2022	5,866	5,866	5,729
186035989.SRDLC, 6.49%, 02/09/2025 (a)(r)	Lending Club	02/11/2022	3,373	3,373	3,325
186036790.SRDLC, 7.44%, 02/15/2027 (a)(r)	Lending Club	02/17/2022	24,742	24,742	24,100
186038132.SRDLC, 24.99%, 03/03/2027 (a)(r)	Lending Club	03/01/2022	15,383	15,383	14,734

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
186038736.SRDLC, 10.49%, 02/25/2025 (a)(r)	Lending Club	02/24/2022	$4,840	$4,840	$4,727
186041625.SRDLC, 17.99%, 03/19/2025 (a)(r)	Lending Club	03/09/2022	16,984	17,205	2,421
186050704.SRDLC, 13.04%, 02/09/2025 (a)(o)(r)	Lending Club	02/11/2022	2,083	2,083	896
186052715.SRDLC, 10.24%, 02/14/2027 (a)(r)	Lending Club	02/16/2022	14,346	14,346	14,044
186058758.SRDLC, 5.09%, 02/09/2025 (a)(r)	Lending Club	02/11/2022	10,193	10,193	9,992
186058908.SRDLC, 17.69%, 02/14/2025 (a)(o)(r)	Lending Club	02/16/2022	2,668	2,668	443
186060302.SRDLC, 5.99%, 02/17/2025 (a)(r)	Lending Club	02/22/2022	11,666	11,666	11,499
186061425.SRDLC, 6.59%, 02/09/2025 (a)(r)	Lending Club	02/11/2022	9,377	9,377	9,194
186063741.SRDLC, 20.49%, 07/04/2025 (a)(r)	Lending Club	03/08/2022	9,853	9,977	9,602
186063949.SRDLC, 4.99%, 02/10/2025 (a)(o)(r)	Lending Club	02/14/2022	2,490	2,490	335
186064509.SRDLC, 5.59%, 02/09/2025 (a)(r)	Lending Club	02/11/2022	1,628	1,628	1,596
186068704.SRDLC, 8.49%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	16,049	16,049	15,801
186070979.SRDLC, 7.24%, 02/10/2025 (a)(r)	Lending Club	02/14/2022	2,356	2,356	2,323
186075189.SRDLC, 28.99%, 02/11/2027 (a)(r)	Lending Club	02/15/2022	8,081	8,081	8,263
186078991.SRDLC, 13.74%, 03/28/2027 (a)(r)	Lending Club	02/14/2022	7,186	7,186	7,039
186080289.SRDLC, 6.49%, 02/10/2025 (a)(r)	Lending Club	02/14/2022	3,279	3,279	3,233
186083977.SRDLC, 10.24%, 02/10/2027 (a)(o)(r)	Lending Club	02/14/2022	6,315	6,315	1,851
186084237.SRDLC, 5.99%, 02/16/2025 (a)(r)	Lending Club	02/14/2022	7,484	7,484	7,372
186084600.SRDLC, 7.59%, 02/15/2027 (a)(o)(r)	Lending Club	02/11/2022	29,281	29,281	5,654
186086541.SRDLC, 24.99%, 02/11/2027 (a)(o)(r)	Lending Club	02/15/2022	6,947	6,947	6,674
186087410.SRDLC, 11.99%, 02/09/2025 (a)(r)	Lending Club	02/11/2022	5,938	5,938	5,793
186089886.SRDLC, 16.94%, 02/09/2027 (a)(r)	Lending Club	02/11/2022	13,631	13,631	13,134
186092349.SRDLC, 15.99%, 02/14/2027 (a)(r)	Lending Club	02/11/2022	14,821	14,821	14,403
186094747.SRDLC, 10.59%, 02/24/2025 (a)(r)	Lending Club	02/22/2022	11,180	11,180	10,915
186094950.SRDLC, 6.99%, 02/16/2025 (a)(r)	Lending Club	02/18/2022	3,880	3,880	3,825
186096639.SRDLC, 7.59%, 02/10/2027 (a)(r)	Lending Club	02/14/2022	27,601	27,601	26,884
186098721.SRDLC, 12.24%, 02/11/2027 (a)(r)	Lending Club	02/15/2022	23,740	23,740	22,952
186100035.SRDLC, 16.99%, 02/18/2025 (a)(o)(r)	Lending Club	02/14/2022	3,151	3,151	424
186106421.SRDLC, 5.99%, 02/22/2025 (a)(r)	Lending Club	02/24/2022	8,399	8,399	8,278
186106808.SRDLC, 23.49%, 02/10/2027 (a)(r)	Lending Club	02/14/2022	5,493	5,493	5,484
186107208.SRDLC, 18.49%, 02/16/2027 (a)(r)	Lending Club	02/14/2022	10,707	10,707	10,647
186110286.SRDLC, 9.24%, 02/22/2025 (a)(r)	Lending Club	02/24/2022	2,632	2,632	2,583
186115028.SRDLC, 22.99%, 03/03/2025 (a)(r)	Lending Club	03/07/2022	2,950	2,985	2,939
186116099.SRDLC, 18.19%, 02/10/2027 (a)(r)	Lending Club	02/14/2022	6,084	6,084	5,913
186118888.SRDLC, 29.49%, 03/09/2027 (a)(r)	Lending Club	03/04/2022	12,436	12,436	12,595
186118898.SRDLC, 10.59%, 02/17/2025 (a)(r)	Lending Club	02/22/2022	9,673	9,673	9,454
186119250.SRDLC, 16.19%, 06/28/2025 (a)(o)(r)	Lending Club	02/23/2022	3,796	3,796	3,704
186120139.SRDLC, 12.74%, 02/11/2025 (a)(r)	Lending Club	02/15/2022	2,704	2,704	2,661
186120864.SRDLC, 23.49%, 03/20/2027 (a)(r)	Lending Club	03/15/2022	14,892	14,892	14,838
186122704.SRDLC, 14.49%, 02/11/2025 (a)(r)	Lending Club	02/15/2022	3,847	3,847	3,812
186124468.SRDLC, 9.34%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	9,319	9,319	9,120
186126018.SRDLC, 19.99%, 02/24/2027 (a)(r)	Lending Club	02/28/2022	6,786	6,786	6,771
186127839.SRDLC, 15.19%, 02/11/2027 (a)(r)	Lending Club	02/15/2022	4,851	4,851	4,706
186130342.SRDLC, 5.99%, 02/24/2025 (a)(r)	Lending Club	02/15/2022	16,865	16,865	16,612
186131293.SRDLC, 15.19%, 02/26/2027 (a)(o)(r)	Lending Club	02/15/2022	10,754	10,754	10,383
186133242.SRDLC, 9.34%, 02/11/2025 (a)(r)	Lending Club	02/15/2022	2,883	2,883	2,825
186133493.SRDLC, 14.49%, 02/11/2025 (a)(r)	Lending Club	02/15/2022	8,964	8,964	8,883
186134601.SRDLC, 6.59%, 02/11/2025 (a)(r)	Lending Club	02/15/2022	2,321	2,321	2,276
186135609.SRDLC, 10.49%, 02/11/2025 (a)(r)	Lending Club	02/15/2022	4,833	4,833	4,721
186135953.SRDLC, 19.99%, 02/24/2027 (a)(r)	Lending Club	02/15/2022	6,231	6,231	5,969
186136661.SRDLC, 6.49%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	4,215	4,215	4,155
186137516.SRDLC, 23.49%, 02/11/2027 (a)(r)	Lending Club	02/15/2022	19,621	19,621	19,550
186137950.SRDLC, 4.99%, 02/28/2027 (a)(r)	Lending Club	02/16/2022	19,493	19,493	18,980
186139201.SRDLC, 15.99%, 02/14/2025 (a)(r)	Lending Club	02/15/2022	5,045	5,045	4,990
186139447.SRDLC, 20.44%, 08/25/2027 (a)(r)	Lending Club	02/16/2022	31,324	31,324	28,997
186143484.SRDLC, 18.44%, 03/12/2025 (a)(r)	Lending Club	03/09/2022	2,443	2,443	2,426
186144111.SRDLC, 12.34%, 02/23/2025 (a)(r)	Lending Club	02/15/2022	4,944	4,944	4,829

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
186144333.SRDLC, 6.59%, 02/16/2027 (a)(r)	Lending Club	02/15/2022	$10,223	$10,223	$9,957
186147186.SRDLC, 18.49%, 02/16/2027 (a)(r)	Lending Club	02/15/2022	4,592	4,592	4,563
186149504.SRDLC, 30.99%, 02/11/2027 (a)(r)	Lending Club	02/15/2022	16,322	16,322	16,698
186152098.SRDLC, 22.99%, 02/15/2025 (a)(o)(r)	Lending Club	02/15/2022	5,605	5,605	5,496
186152237.SRDLC, 18.49%, 02/14/2027 (a)(r)	Lending Club	02/16/2022	10,667	10,667	10,619
186154920.SRDLC, 4.99%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	8,796	8,795	8,669
186156292.SRDLC, 14.49%, 02/11/2027 (a)(r)	Lending Club	02/15/2022	11,884	11,884	11,543
186156482.SRDLC, 24.99%, 02/11/2027 (a)(r)	Lending Club	02/15/2022	15,825	15,825	15,207
186158244.SRDLC, 22.99%, 02/11/2025 (a)(r)	Lending Club	02/15/2022	1,587	1,587	1,566
186160074.SRDLC, 16.94%, 02/25/2027 (a)(o)(r)	Lending Club	03/01/2022	7,041	7,041	—
186161317.SRDLC, 23.19%, 03/02/2027 (a)(r)	Lending Club	03/04/2022	15,926	15,926	15,798
186161926.SRDLC, 9.84%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	9,513	9,513	9,367
186163058.SRDLC, 20.44%, 02/14/2027 (a)(r)	Lending Club	02/16/2022	4,627	4,627	4,303
186163232.SRDLC, 8.99%, 03/06/2025 (a)(o)(r)	Lending Club	02/16/2022	5,099	5,099	5,009
186164619.SRDLC, 9.84%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	15,866	15,866	15,621
186165363.SRDLC, 7.59%, 02/15/2027 (a)(r)	Lending Club	02/17/2022	7,077	7,077	6,894
186165439.SRDLC, 8.74%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	10,482	10,482	10,319
186168326.SRDLC, 14.01%, 02/14/2027 (a)(r)	Lending Club	02/16/2022	7,113	7,113	6,912
186169655.SRDLC, 7.24%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	1,991	1,991	1,969
186170688.SRDLC, 9.49%, 02/14/2027 (a)(r)	Lending Club	02/16/2022	14,352	14,352	14,044
186173853.SRDLC, 5.99%, 02/17/2025 (a)(r)	Lending Club	02/22/2022	18,665	18,665	18,398
186176306.SRDLC, 9.24%, 02/25/2025 (a)(r)	Lending Club	02/16/2022	9,636	9,636	9,445
186176757.SRDLC, 9.09%, 02/05/2025 (a)(r)	Lending Club	02/16/2022	1,586	1,586	1,570
186177952.SRDLC, 9.34%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	16,766	16,766	16,445
186178681.SRDLC, 22.99%, 02/19/2025 (a)(r)	Lending Club	02/16/2022	3,189	3,189	3,142
186180834.SRDLC, 9.09%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	1,558	1,558	1,535
186183710.SRDLC, 6.49%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	4,896	4,896	4,826
186187343.SRDLC, 9.34%, 02/17/2025 (a)(r)	Lending Club	02/22/2022	4,307	4,307	4,226
186188347.SRDLC, 15.24%, 02/14/2027 (a)(r)	Lending Club	02/16/2022	6,718	6,718	6,527
186192404.SRDLC, 11.49%, 03/01/2025 (a)(r)	Lending Club	02/24/2022	1,140	1,140	1,120
186193863.SRDLC, 21.49%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	4,306	4,335	4,253
186193980.SRDLC, 6.74%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	7,041	7,041	6,941
186194306.SRDLC, 6.99%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	8,466	8,466	8,346
186198172.SRDLC, 8.99%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	17,437	17,437	17,103
186199812.SRDLC, 16.44%, 06/14/2025 (a)(o)(r)	Lending Club	02/16/2022	4,542	4,542	611
186200044.SRDLC, 20.99%, 02/14/2027 (a)(o)(r)	Lending Club	02/16/2022	33,761	33,761	4,544
186203190.SRDLC, 29.99%, 02/24/2027 (a)(o)(r)	Lending Club	02/28/2022	15,159	15,159	15,551
186203478.SRDLC, 6.00%, 02/10/2025 (a)(r)	Lending Club	02/16/2022	2,721	2,721	2,684
186205905.SRDLC, 8.59%, 02/15/2027 (a)(r)	Lending Club	02/17/2022	9,981	9,981	9,765
186207781.SRDLC, 9.49%, 02/14/2027 (a)(r)	Lending Club	02/16/2022	17,940	17,940	17,555
186208596.SRDLC, 4.99%, 02/16/2027 (a)(r)	Lending Club	02/16/2022	22,215	22,215	21,640
186208796.SRDLC, 11.84%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	4,528	4,528	4,427
186211572.SRDLC, 14.99%, 02/28/2027 (a)(r)	Lending Club	02/16/2022	3,761	3,761	3,655
186212884.SRDLC, 9.99%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	8,642	8,642	8,459
186219997.SRDLC, 6.99%, 02/14/2027 (a)(r)	Lending Club	02/16/2022	21,136	21,136	20,610
186222490.SRDLC, 17.19%, 02/16/2027 (a)(r)	Lending Club	02/18/2022	30,233	30,233	29,393
186223918.SRDLC, 7.59%, 02/14/2027 (a)(r)	Lending Club	02/16/2022	12,739	12,739	12,408
186226030.SRDLC, 23.49%, 02/14/2027 (a)(r)	Lending Club	02/16/2022	7,850	7,850	7,825
186227457.SRDLC, 12.49%, 02/28/2025 (a)(r)	Lending Club	02/16/2022	1,844	1,844	1,819
186227792.SRDLC, 14.19%, 03/02/2025 (a)(r)	Lending Club	03/04/2022	10,499	10,499	10,309
186228314.SRDLC, 12.49%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	7,360	7,360	7,246
186229168.SRDLC, 12.19%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	4,895	4,895	4,783
186230040.SRDLC, 8.24%, 02/22/2025 (a)(r)	Lending Club	02/24/2022	760	760	745
186230332.SRDLC, 15.44%, 06/23/2025 (a)(o)(r)	Lending Club	02/25/2022	6,336	6,336	6,217
186230437.SRDLC, 13.24%, 02/10/2025 (a)(r)	Lending Club	02/16/2022	5,416	5,416	5,333
186231687.SRDLC, 4.99%, 02/14/2027 (a)(r)	Lending Club	02/16/2022	11,104	11,103	10,817
186232036.SRDLC, 10.99%, 02/15/2025 (a)(r)	Lending Club	02/17/2022	5,821	5,821	5,688

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
186232907.SRDLC, 5.09%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	$5,096	$5,096	$5,023
186233955.SRDLC, 6.49%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	4,685	4,685	4,618
186235024.SRDLC, 5.99%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	2,333	2,333	2,300
186237910.SRDLC, 23.49%, 02/14/2027 (a)(r)	Lending Club	02/16/2022	15,691	15,691	15,679
186239039.SRDLC, 5.09%, 02/14/2025 (a)(r)	Lending Club	02/16/2022	6,024	6,024	5,935
186240458.SRDLC, 17.24%, 02/14/2027 (a)(r)	Lending Club	02/16/2022	17,512	17,512	16,957
186240797.SRDLC, 13.49%, 02/15/2027 (a)(r)	Lending Club	02/17/2022	10,817	10,817	10,571
186243926.SRDLC, 5.09%, 02/15/2025 (a)(r)	Lending Club	02/17/2022	10,193	10,193	10,046
186253758.SRDLC, 10.49%, 02/16/2025 (a)(r)	Lending Club	02/18/2022	17,398	17,398	16,999
186254716.SRDLC, 9.59%, 02/15/2025 (a)(r)	Lending Club	02/17/2022	7,201	7,201	7,085
186255930.SRDLC, 21.49%, 02/18/2025 (a)(o)(r)	Lending Club	02/23/2022	10,174	10,174	1,369
186261645.SRDLC, 9.84%, 03/10/2025 (a)(r)	Lending Club	03/14/2022	5,598	5,598	5,486
186262246.SRDLC, 23.99%, 10/28/2027 (a)(o)(r)	Lending Club	02/22/2022	26,266	26,266	25,839
186263527.SRDLC, 15.94%, 02/15/2027 (a)(r)	Lending Club	02/17/2022	25,494	25,494	24,621
186263569.SRDLC, 10.54%, 02/23/2025 (a)(o)(r)	Lending Club	02/25/2022	12,312	12,312	1,657
186263958.SRDLC, 12.99%, 02/14/2025 (a)(r)	Lending Club	02/28/2022	4,886	4,886	4,775
186264830.SRDLC, 9.34%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	15,770	15,770	15,434
186266713.SRDLC, 8.99%, 02/16/2027 (a)(r)	Lending Club	02/18/2022	17,160	17,160	16,791
186266842.SRDLC, 10.49%, 02/18/2025 (a)(r)	Lending Club	02/23/2022	1,450	1,450	1,417
186269763.SRDLC, 10.24%, 02/16/2027 (a)(r)	Lending Club	02/18/2022	8,657	8,657	8,474
186271797.SRDLC, 9.24%, 02/20/2025 (a)(r)	Lending Club	02/18/2022	13,546	13,546	13,297
186271799.SRDLC, 20.49%, 02/15/2027 (a)(r)	Lending Club	02/17/2022	16,976	16,976	16,873
186272685.SRDLC, 8.99%, 03/15/2025 (a)(r)	Lending Club	03/09/2022	8,888	8,888	8,695
186273429.SRDLC, 9.34%, 02/01/2025 (a)(r)	Lending Club	02/18/2022	5,224	5,224	5,123
186280147.SRDLC, 20.99%, 02/15/2027 (a)(r)	Lending Club	02/17/2022	12,978	12,978	12,925
186283677.SRDLC, 5.99%, 02/05/2025 (a)(r)	Lending Club	02/18/2022	18,585	18,585	18,325
186285554.SRDLC, 8.99%, 03/17/2025 (a)(r)	Lending Club	03/11/2022	10,160	10,160	9,937
186288822.SRDLC, 8.99%, 02/17/2025 (a)(o)(r)	Lending Club	02/22/2022	298	298	297
186290975.SRDLC, 16.49%, 02/18/2027 (a)(r)	Lending Club	02/23/2022	4,515	4,515	4,391
186291079.SRDLC, 28.99%, 02/25/2027 (a)(o)(r)	Lending Club	03/01/2022	13,422	13,422	13,728
186295500.SRDLC, 14.69%, 02/28/2027 (a)(r)	Lending Club	02/23/2022	20,204	20,204	19,558
186296041.SRDLC, 7.59%, 02/17/2027 (a)(r)	Lending Club	02/22/2022	8,121	8,121	7,912
186296227.SRDLC, 23.99%, 02/16/2027 (a)(r)	Lending Club	02/18/2022	19,673	19,673	19,672
186297344.SRDLC, 9.24%, 02/17/2025 (a)(r)	Lending Club	02/22/2022	766	766	751
186298102.SRDLC, 28.99%, 03/16/2025 (a)(o)(r)	Lending Club	03/18/2022	2,781	2,817	404
186301354.SRDLC, 12.12%, 02/17/2027 (a)(r)	Lending Club	02/22/2022	29,240	29,240	28,567
186305524.SRDLC, 7.09%, 02/18/2027 (a)(o)(r)	Lending Club	02/23/2022	11,042	11,042	2,017
186305780.SRDLC, 5.99%, 02/22/2025 (a)(r)	Lending Club	02/24/2022	7,466	7,466	7,358
186306461.SRDLC, 5.99%, 02/16/2025 (a)(r)	Lending Club	02/18/2022	3,360	3,360	3,311
186308416.SRDLC, 12.49%, 02/18/2025 (a)(r)	Lending Club	02/18/2022	2,357	2,357	2,318
186310528.SRDLC, 24.99%, 02/18/2027 (a)(r)	Lending Club	02/23/2022	18,990	18,990	18,297
186311139.SRDLC, 18.44%, 02/16/2025 (a)(r)	Lending Club	02/18/2022	20,499	20,499	20,538
186314151.SRDLC, 5.99%, 02/17/2025 (a)(r)	Lending Club	02/22/2022	9,799	9,799	9,610
186314710.SRDLC, 28.99%, 02/16/2027 (a)(r)	Lending Club	02/18/2022	9,697	9,697	9,930
186314998.SRDLC, 10.49%, 02/22/2025 (a)(r)	Lending Club	02/24/2022	19,331	19,331	18,896
186316064.SRDLC, 23.99%, 03/02/2027 (a)(r)	Lending Club	03/04/2022	9,596	9,596	9,518
186318619.SRDLC, 15.99%, 02/28/2027 (a)(r)	Lending Club	02/23/2022	4,430	4,430	4,391
186323534.SRDLC, 5.99%, 02/18/2025 (a)(r)	Lending Club	02/23/2022	9,333	9,333	9,199
186329289.SRDLC, 7.09%, 02/17/2025 (a)(r)	Lending Club	02/22/2022	2,824	2,824	2,777
186330289.SRDLC, 30.99%, 03/14/2027 (a)(r)	Lending Club	03/16/2022	12,418	12,548	12,368
186330393.SRDLC, 9.34%, 02/05/2025 (a)(r)	Lending Club	02/23/2022	9,502	9,502	9,324
186330563.SRDLC, 9.84%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	21,582	21,582	21,076
186333355.SRDLC, 12.99%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	7,353	7,353	7,187
186335388.SRDLC, 22.99%, 02/23/2025 (a)(r)	Lending Club	02/25/2022	2,657	2,657	2,621
186338039.SRDLC, 9.99%, 03/15/2025 (a)(r)	Lending Club	03/10/2022	6,754	6,754	6,576
186338182.SRDLC, 26.49%, 02/24/2025 (a)(o)(r)	Lending Club	02/28/2022	6,955	6,955	936
186340276.SRDLC, 16.99%, 03/09/2027 (a)(o)(r)	Lending Club	03/11/2022	7,513	7,513	2,239

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
186341316.SRDLC, 9.74%, 02/17/2027 (a)(r)	Lending Club	02/22/2022	$14,378	$14,378	$14,073
186342803.SRDLC, 18.44%, 02/18/2025 (a)(o)(r)	Lending Club	02/23/2022	5,420	5,420	5,400
186344749.SRDLC, 23.99%, 02/24/2025 (a)(r)	Lending Club	02/28/2022	3,196	3,196	3,167
186345496.SRDLC, 18.19%, 02/22/2027 (a)(o)(r)	Lending Club	02/24/2022	26,625	26,625	25,877
186350286.SRDLC, 7.49%, 02/18/2025 (a)(o)(r)	Lending Club	02/23/2022	3,542	3,542	3,490
186352548.SRDLC, 8.49%, 02/18/2025 (a)(r)	Lending Club	02/23/2022	638	638	—
186353252.SRDLC, 18.99%, 02/24/2025 (a)(r)	Lending Club	02/22/2022	2,598	2,598	2,598
186355122.SRDLC, 23.99%, 02/17/2027 (a)(r)	Lending Club	02/22/2022	7,869	7,869	7,878
186356513.SRDLC, 14.19%, 02/18/2025 (a)(r)	Lending Club	02/23/2022	3,756	3,756	3,724
186356520.SRDLC, 20.49%, 03/03/2027 (a)(o)(r)	Lending Club	03/07/2022	23,933	23,933	7,486
186359587.SRDLC, 19.94%, 02/17/2027 (a)(r)	Lending Club	02/22/2022	13,070	13,070	13,003
186360338.SRDLC, 30.99%, 08/10/2027 (a)(r)	Lending Club	03/14/2022	5,278	5,343	5,202
186365788.SRDLC, 23.99%, 02/06/2027 (a)(r)	Lending Club	02/24/2022	24,272	24,272	24,086
186365957.SRDLC, 30.99%, 03/08/2027 (a)(r)	Lending Club	03/10/2022	11,393	11,491	11,298
186366292.SRDLC, 11.99%, 02/07/2025 (a)(r)	Lending Club	02/23/2022	1,202	1,202	1,176
186366745.SRDLC, 22.49%, 02/17/2025 (a)(o)(r)	Lending Club	02/22/2022	7,966	7,966	1,072
186367313.SRDLC, 6.59%, 02/20/2027 (a)(r)	Lending Club	02/23/2022	28,114	28,114	27,398
186367879.SRDLC, 8.99%, 02/18/2027 (a)(r)	Lending Club	02/23/2022	28,600	28,600	27,990
186368614.SRDLC, 23.99%, 02/28/2027 (a)(r)	Lending Club	02/23/2022	15,183	15,183	15,187
186374382.SRDLC, 5.99%, 02/18/2025 (a)(r)	Lending Club	02/23/2022	11,666	11,666	11,498
186376281.SRDLC, 7.09%, 02/18/2027 (a)(r)	Lending Club	02/23/2022	18,288	18,288	17,816
186378594.SRDLC, 10.54%, 02/28/2025 (a)(r)	Lending Club	03/02/2022	4,351	4,351	4,291
186381065.SRDLC, 13.99%, 02/22/2027 (a)(o)(r)	Lending Club	02/24/2022	22,303	22,303	4,405
186384422.SRDLC, 10.89%, 02/18/2025 (a)(o)(r)	Lending Club	02/23/2022	2,424	2,424	2,388
186388373.SRDLC, 6.49%, 02/22/2025 (a)(r)	Lending Club	02/24/2022	4,685	4,685	4,617
186388863.SRDLC, 12.24%, 03/03/2027 (a)(r)	Lending Club	03/07/2022	5,374	5,374	5,184
186388985.SRDLC, 4.99%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	20,818	20,818	20,289
186389884.SRDLC, 15.99%, 02/18/2025 (a)(r)	Lending Club	02/23/2022	15,105	15,105	14,991
186390394.SRDLC, 23.99%, 02/18/2027 (a)(r)	Lending Club	02/23/2022	11,804	11,804	11,821
186401408.SRDLC, 22.99%, 02/26/2025 (a)(r)	Lending Club	02/25/2022	2,659	2,659	2,624
186404263.SRDLC, 20.99%, 03/02/2027 (a)(r)	Lending Club	03/04/2022	7,868	7,868	7,791
186406480.SRDLC, 14.19%, 02/22/2027 (a)(o)(r)	Lending Club	02/24/2022	20,890	20,890	2,812
186407529.SRDLC, 23.49%, 02/18/2027 (a)(r)	Lending Club	02/23/2022	9,416	9,416	9,430
186409868.SRDLC, 13.24%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	13,553	13,553	13,247
186410723.SRDLC, 13.24%, 02/18/2025 (a)(o)(r)	Lending Club	02/23/2022	6,920	6,920	1,104
186411740.SRDLC, 5.09%, 02/22/2025 (a)(r)	Lending Club	02/24/2022	4,448	4,448	4,383
186412503.SRDLC, 7.59%, 03/14/2025 (a)(r)	Lending Club	03/16/2022	4,576	4,576	4,482
186414924.SRDLC, 7.59%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	19,108	19,108	18,617
186415311.SRDLC, 5.49%, 02/22/2025 (a)(r)	Lending Club	02/24/2022	6,972	6,972	6,870
186420008.SRDLC, 12.99%, 02/24/2025 (a)(r)	Lending Club	02/28/2022	1,970	1,970	1,926
186422320.SRDLC, 21.49%, 02/24/2027 (a)(r)	Lending Club	02/23/2022	11,685	11,685	11,239
186422693.SRDLC, 14.19%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	17,050	17,050	16,501
186423051.SRDLC, 5.99%, 02/22/2025 (a)(r)	Lending Club	02/24/2022	11,666	11,666	11,497
186423124.SRDLC, 25.49%, 02/24/2025 (a)(r)	Lending Club	02/28/2022	10,761	10,761	10,925
186424467.SRDLC, 17.49%, 03/04/2025 (a)(r)	Lending Club	03/08/2022	4,297	4,325	4,228
186425657.SRDLC, 8.79%, 02/22/2025 (a)(r)	Lending Club	02/24/2022	5,247	5,247	5,170
186430295.SRDLC, 19.94%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	8,456	8,456	8,434
186430834.SRDLC, 15.24%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	21,497	21,497	20,907
186431339.SRDLC, 11.52%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	22,553	22,553	22,275
186431907.SRDLC, 7.49%, 02/22/2025 (a)(r)	Lending Club	02/24/2022	7,555	7,555	7,447
186432025.SRDLC, 30.49%, 03/16/2027 (a)(r)	Lending Club	03/18/2022	6,081	6,097	6,061
186433520.SRDLC, 14.94%, 02/22/2027 (a)(o)(r)	Lending Club	02/24/2022	4,402	4,402	592
186435948.SRDLC, 13.49%, 02/28/2027 (a)(r)	Lending Club	02/24/2022	29,676	29,676	28,882
186439607.SRDLC, 24.99%, 03/22/2025 (a)(o)(r)	Lending Club	03/10/2022	1,904	1,929	256
186441268.SRDLC, 20.49%, 04/28/2025 (a)(r)	Lending Club	03/11/2022	2,042	2,055	2,047
186442601.SRDLC, 8.49%, 02/22/2025 (a)(o)(r)	Lending Club	02/24/2022	954	954	939
186443751.SRDLC, 27.99%, 07/17/2024 (a)(o)(r)	Lending Club	03/21/2022	11,300	11,447	1,521

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
186444042.SRDLC, 15.00%, 08/08/2027 (a)(o)(r)	Lending Club	03/10/2022	$7,379	$7,379	$4,210
186444057.SRDLC, 24.79%, 02/16/2025 (a)(o)(r)	Lending Club	02/24/2022	6,843	6,843	921
186444854.SRDLC, 18.49%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	6,477	6,477	6,459
186445485.SRDLC, 30.99%, 03/21/2027 (a)(r)	Lending Club	03/23/2022	4,966	5,019	4,978
186445568.SRDLC, 17.49%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	30,290	30,290	29,473
186448014.SRDLC, 16.49%, 02/28/2027 (a)(r)	Lending Club	02/24/2022	5,438	5,438	5,263
186448116.SRDLC, 17.99%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	9,115	9,115	8,818
186449199.SRDLC, 23.99%, 03/15/2027 (a)(r)	Lending Club	03/08/2022	16,208	16,208	16,076
186450032.SRDLC, 5.09%, 02/28/2025 (a)(r)	Lending Club	02/24/2022	8,974	8,974	8,845
186450406.SRDLC, 18.19%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	22,817	22,817	22,205
186451093.SRDLC, 5.59%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	9,063	9,063	8,834
186455794.SRDLC, 14.19%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	22,239	22,239	21,523
186457043.SRDLC, 9.49%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	3,444	3,444	3,371
186460226.SRDLC, 7.49%, 03/17/2025 (a)(r)	Lending Club	03/14/2022	9,032	9,032	8,889
186462208.SRDLC, 22.99%, 02/22/2025 (a)(r)	Lending Club	02/24/2022	5,290	5,290	5,237
186465186.SRDLC, 7.59%, 02/23/2025 (a)(o)(r)	Lending Club	02/25/2022	13,386	13,386	1,802
186465325.SRDLC, 30.49%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	2,919	2,940	2,920
186470642.SRDLC, 15.69%, 02/24/2025 (a)(o)(r)	Lending Club	02/28/2022	6,029	6,029	5,987
186473434.SRDLC, 7.24%, 02/22/2025 (a)(r)	Lending Club	02/24/2022	8,011	8,011	7,858
186475599.SRDLC, 7.74%, 02/22/2025 (a)(o)(r)	Lending Club	02/24/2022	20,561	20,561	2,767
186481362.SRDLC, 14.94%, 02/22/2027 (a)(o)(r)	Lending Club	02/24/2022	8,933	8,933	8,639
186482676.SRDLC, 15.99%, 02/22/2025 (a)(r)	Lending Club	02/24/2022	3,273	3,273	3,235
186482761.SRDLC, 20.99%, 03/01/2025 (a)(r)	Lending Club	02/28/2022	4,721	4,721	4,671
186484216.SRDLC, 9.63%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	23,760	23,760	23,461
186494520.SRDLC, 20.99%, 02/22/2025 (a)(r)	Lending Club	02/24/2022	2,557	2,557	2,566
186499265.SRDLC, 10.59%, 02/11/2025 (a)(r)	Lending Club	02/24/2022	6,867	6,867	6,708
186499500.SRDLC, 7.09%, 03/16/2027 (a)(r)	Lending Club	03/15/2022	22,374	22,374	21,735
186499981.SRDLC, 7.09%, 02/22/2025 (a)(r)	Lending Club	02/24/2022	18,830	18,830	18,519
186500365.SRDLC, 21.79%, 02/22/2025 (a)(r)	Lending Club	02/24/2022	3,148	3,148	3,114
186500893.SRDLC, 19.99%, 03/21/2027 (a)(r)	Lending Club	03/23/2022	16,900	17,070	16,536
186507209.SRDLC, 9.74%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	28,755	28,755	28,146
186509911.SRDLC, 16.49%, 03/10/2025 (a)(r)	Lending Club	03/14/2022	2,934	2,934	2,899
186512499.SRDLC, 26.49%, 02/23/2025 (a)(o)(r)	Lending Club	02/25/2022	10,855	10,855	10,965
186512978.SRDLC, 8.24%, 02/23/2025 (a)(r)	Lending Club	02/25/2022	7,124	7,124	6,989
186516008.SRDLC, 12.34%, 02/23/2025 (a)(o)(r)	Lending Club	02/25/2022	2,581	2,581	2,518
186517183.SRDLC, 30.99%, 03/17/2027 (a)(r)	Lending Club	03/08/2022	6,339	6,412	6,276
186519049.SRDLC, 14.49%, 02/07/2025 (a)(r)	Lending Club	02/24/2022	7,356	7,356	7,293
186520234.SRDLC, 17.19%, 02/05/2027 (a)(o)(r)	Lending Club	03/02/2022	6,719	6,719	904
186522630.SRDLC, 12.49%, 02/23/2025 (a)(r)	Lending Club	02/25/2022	12,757	12,757	12,473
186525066.SRDLC, 6.49%, 03/09/2025 (a)(r)	Lending Club	03/11/2022	19,858	19,858	19,556
186525669.SRDLC, 6.49%, 03/12/2025 (a)(o)(r)	Lending Club	03/02/2022	4,991	4,991	4,912
186526396.SRDLC, 28.99%, 02/24/2027 (a)(r)	Lending Club	02/28/2022	3,651	3,651	3,662
186527225.SRDLC, 18.49%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	15,239	15,239	15,198
186527801.SRDLC, 8.24%, 02/28/2025 (a)(r)	Lending Club	03/02/2022	5,699	5,699	5,611
186531370.SRDLC, 8.79%, 02/22/2025 (a)(r)	Lending Club	02/24/2022	2,862	2,862	2,820
186534674.SRDLC, 5.99%, 02/28/2025 (a)(r)	Lending Club	03/02/2022	3,033	3,033	2,988
186535728.SRDLC, 9.63%, 02/23/2027 (a)(r)	Lending Club	02/25/2022	20,113	20,113	19,863
186538516.SRDLC, 30.99%, 03/14/2025 (a)(r)	Lending Club	03/16/2022	4,680	4,710	4,701
186538736.SRDLC, 8.24%, 02/28/2025 (a)(r)	Lending Club	03/02/2022	3,325	3,325	3,273
186539534.SRDLC, 17.94%, 02/22/2025 (a)(r)	Lending Club	02/24/2022	7,660	7,660	7,605
186542560.SRDLC, 24.99%, 02/23/2027 (a)(r)	Lending Club	02/25/2022	15,825	15,825	15,262
186542844.SRDLC, 17.19%, 03/03/2027 (a)(r)	Lending Club	03/07/2022	16,803	16,803	16,282
186544047.SRDLC, 20.99%, 03/17/2027 (a)(r)	Lending Club	03/21/2022	8,497	8,583	8,308
186544338.SRDLC, 15.24%, 02/22/2027 (a)(r)	Lending Club	02/24/2022	5,225	5,225	5,053
186545919.SRDLC, 13.94%, 02/23/2025 (a)(r)	Lending Club	02/25/2022	4,442	4,442	4,411
186549505.SRDLC, 22.99%, 02/24/2025 (a)(r)	Lending Club	02/28/2022	5,290	5,290	5,242
186549507.SRDLC, 27.99%, 03/14/2024 (a)(o)(r)	Lending Club	03/16/2022	3,661	3,708	1,248

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
186552069.SRDLC, 14.99%, 02/23/2027 (a)(r)	Lending Club	02/25/2022	$29,809	$29,809	$28,992
186552397.SRDLC, 10.54%, 02/23/2025 (a)(o)(r)	Lending Club	02/25/2022	3,315	3,315	807
186553759.SRDLC, 15.49%, 02/23/2025 (a)(o)(r)	Lending Club	02/25/2022	1,006	1,006	992
186556405.SRDLC, 23.99%, 03/10/2025 (a)(r)	Lending Club	03/14/2022	13,456	13,550	13,504
186556557.SRDLC, 18.99%, 02/23/2025 (a)(r)	Lending Club	02/25/2022	3,601	3,601	3,562
186556881.SRDLC, 21.99%, 02/23/2025 (a)(r)	Lending Club	02/25/2022	4,207	4,207	4,160
186560731.SRDLC, 13.49%, 02/24/2027 (a)(r)	Lending Club	02/28/2022	17,708	17,708	17,307
186561715.SRDLC, 22.99%, 06/23/2025 (a)(o)(r)	Lending Club	02/25/2022	3,997	3,997	538
186563488.SRDLC, 9.63%, 03/02/2027 (a)(r)	Lending Club	02/25/2022	29,451	29,451	28,913
186563944.SRDLC, 7.09%, 02/23/2025 (a)(r)	Lending Club	02/25/2022	5,887	5,887	5,790
186566531.SRDLC, 18.99%, 02/23/2025 (a)(o)(r)	Lending Club	02/25/2022	3,255	3,255	3,210
186568548.SRDLC, 22.99%, 03/02/2025 (a)(o)(r)	Lending Club	03/04/2022	3,058	3,058	698
186571697.SRDLC, 18.99%, 02/28/2025 (a)(o)(r)	Lending Club	03/02/2022	5,292	5,292	5,208
186572822.SRDLC, 9.49%, 03/13/2027 (a)(r)	Lending Club	03/04/2022	7,361	7,361	7,185
186573934.SRDLC, 17.69%, 02/23/2027 (a)(r)	Lending Club	02/25/2022	6,065	6,065	5,869
186576309.SRDLC, 17.99%, 02/25/2027 (a)(r)	Lending Club	03/01/2022	8,327	8,327	8,104
186576419.SRDLC, 30.99%, 03/29/2025 (a)(r)	Lending Club	03/31/2022	2,928	2,947	2,940
186604983.SRDLC, 8.49%, 05/09/2025 (a)(r)	Lending Club	02/28/2022	10,445	10,445	6,799
186606955.SRDLC, 10.99%, 03/04/2025 (a)(r)	Lending Club	03/08/2022	7,697	7,697	7,501
186609833.SRDLC, 16.49%, 02/24/2027 (a)(r)	Lending Club	02/28/2022	16,253	16,253	15,728
186611261.SRDLC, 23.49%, 02/24/2027 (a)(o)(r)	Lending Club	02/28/2022	8,258	8,258	1,111
186611625.SRDLC, 5.99%, 02/28/2025 (a)(r)	Lending Club	03/02/2022	2,100	2,100	2,069
186611666.SRDLC, 15.99%, 02/24/2027 (a)(o)(r)	Lending Club	02/28/2022	29,124	29,124	—
186614496.SRDLC, 28.99%, 06/16/2025 (a)(o)(r)	Lending Club	03/18/2022	8,729	8,777	6,612
186615940.SRDLC, 22.99%, 02/24/2025 (a)(r)	Lending Club	02/28/2022	4,249	4,249	4,194
186616543.SRDLC, 25.49%, 02/24/2025 (a)(r)	Lending Club	02/28/2022	1,874	1,874	1,897
186617758.SRDLC, 5.99%, 02/28/2025 (a)(r)	Lending Club	03/02/2022	13,999	13,999	13,794
186618032.SRDLC, 10.59%, 02/25/2027 (a)(r)	Lending Club	03/01/2022	28,929	28,929	28,258
186618575.SRDLC, 18.99%, 02/18/2025 (a)(r)	Lending Club	02/28/2022	6,912	6,912	6,831
186618990.SRDLC, 12.49%, 02/24/2025 (a)(r)	Lending Club	02/28/2022	883	883	871
186620390.SRDLC, 21.99%, 02/28/2025 (a)(o)(r)	Lending Club	02/28/2022	9,014	9,014	1,213
186621339.SRDLC, 15.69%, 02/24/2025 (a)(o)(r)	Lending Club	02/28/2022	2,573	2,573	288
186623473.SRDLC, 10.99%, 02/15/2025 (a)(r)	Lending Club	03/01/2022	2,889	2,889	2,824
186627742.SRDLC, 9.99%, 02/28/2027 (a)(r)	Lending Club	03/02/2022	21,602	21,602	21,143
186630251.SRDLC, 15.00%, 07/07/2025 (a)(r)	Lending Club	02/28/2022	12,490	12,490	8,434
186632305.SRDLC, 18.99%, 02/24/2025 (a)(r)	Lending Club	02/28/2022	7,409	7,409	7,329
186632825.SRDLC, 28.99%, 08/15/2025 (a)(r)	Lending Club	03/11/2022	1,589	1,610	1,169
186635190.SRDLC, 6.59%, 02/25/2025 (a)(r)	Lending Club	03/01/2022	4,220	4,220	4,139
186636012.SRDLC, 22.99%, 02/25/2025 (a)(r)	Lending Club	03/01/2022	1,587	1,587	1,573
186638846.SRDLC, 14.99%, 02/28/2027 (a)(r)	Lending Club	03/02/2022	8,943	8,943	8,700
186639728.SRDLC, 8.79%, 02/25/2025 (a)(r)	Lending Club	03/01/2022	6,678	6,678	6,584
186640995.SRDLC, 15.94%, 02/25/2027 (a)(r)	Lending Club	03/01/2022	8,998	8,998	8,708
186643887.SRDLC, 8.99%, 02/28/2027 (a)(r)	Lending Club	03/02/2022	5,362	5,362	5,247
186644292.SRDLC, 8.99%, 02/25/2025 (a)(r)	Lending Club	03/01/2022	10,235	10,235	10,043
186647083.SRDLC, 21.99%, 02/28/2027 (a)(r)	Lending Club	03/02/2022	16,145	16,145	15,535
186647551.SRDLC, 19.99%, 10/14/2024 (a)(r)	Lending Club	03/16/2022	2,835	2,871	2,055
186647860.SRDLC, 17.94%, 03/08/2025 (a)(o)(r)	Lending Club	03/01/2022	4,211	4,211	950
186648726.SRDLC, 6.99%, 02/28/2025 (a)(r)	Lending Club	03/02/2022	4,703	4,703	4,635
186649759.SRDLC, 7.49%, 02/28/2025 (a)(r)	Lending Club	03/02/2022	12,277	12,277	12,098
186651540.SRDLC, 8.99%, 02/01/2025 (a)(o)(r)	Lending Club	03/02/2022	12,156	12,156	11,888
186652442.SRDLC, 22.99%, 02/25/2027 (a)(r)	Lending Club	03/01/2022	9,393	9,393	9,400
186655839.SRDLC, 4.99%, 02/28/2025 (a)(r)	Lending Club	03/02/2022	13,437	13,437	13,224
186656549.SRDLC, 27.99%, 02/25/2027 (a)(o)(r)	Lending Club	03/01/2022	20,677	20,677	20,368
186657762.SRDLC, 8.99%, 02/28/2027 (a)(r)	Lending Club	03/02/2022	27,885	27,885	27,287
186659296.SRDLC, 12.34%, 03/19/2025 (a)(r)	Lending Club	03/08/2022	20,859	20,859	20,327
186661222.SRDLC, 22.99%, 02/25/2025 (a)(r)	Lending Club	03/01/2022	5,290	5,290	5,243
186663166.SRDLC, 19.94%, 02/28/2025 (a)(r)	Lending Club	03/02/2022	5,179	5,179	5,207

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
186663937.SRDLC, 30.49%, 06/26/2025 (a)(o)(r)	Lending Club	03/01/2022	$7,913	$7,913	$1,065
186664039.SRDLC, 30.99%, 03/14/2025 (a)(o)(r)	Lending Club	03/16/2022	1,243	1,260	167
186667574.SRDLC, 18.49%, 02/28/2027 (a)(r)	Lending Club	03/02/2022	17,528	17,528	17,464
186668155.SRDLC, 25.99%, 02/25/2025 (a)(r)	Lending Club	03/01/2022	1,512	1,512	1,535
186669127.SRDLC, 11.52%, 03/02/2027 (a)(r)	Lending Club	03/02/2022	29,808	29,808	29,279
186669465.SRDLC, 11.19%, 02/28/2025 (a)(r)	Lending Club	03/02/2022	4,254	4,254	4,196
186671873.SRDLC, 16.24%, 03/19/2025 (a)(r)	Lending Club	03/09/2022	3,474	3,498	3,414
186672812.SRDLC, 30.99%, 02/28/2027 (a)(o)(r)	Lending Club	03/02/2022	11,436	11,436	1,539
186673896.SRDLC, 17.49%, 02/16/2025 (a)(r)	Lending Club	03/02/2022	9,765	9,765	9,655
186675548.SRDLC, 14.49%, 01/31/2025 (a)(r)	Lending Club	03/04/2022	4,162	4,162	2,940
186678676.SRDLC, 22.99%, 02/28/2025 (a)(r)	Lending Club	03/02/2022	3,056	3,056	3,029
186681238.SRDLC, 30.99%, 03/20/2027 (a)(o)(r)	Lending Club	03/11/2022	10,346	10,480	1,393
186682233.SRDLC, 12.74%, 03/03/2027 (a)(o)(r)	Lending Club	03/07/2022	18,319	18,319	5,387
186682717.SRDLC, 30.49%, 03/09/2027 (a)(r)	Lending Club	03/11/2022	7,397	7,474	7,344
186685210.SRDLC, 10.99%, 02/28/2027 (a)(r)	Lending Club	03/02/2022	10,879	10,879	10,650
186686440.SRDLC, 10.99%, 02/28/2025 (a)(r)	Lending Club	03/02/2022	6,607	6,607	6,454
186691527.SRDLC, 22.99%, 02/28/2025 (a)(r)	Lending Club	03/02/2022	796	796	784
186693132.SRDLC, 7.79%, 02/28/2025 (a)(r)	Lending Club	03/02/2022	2,606	2,606	2,564
186693742.SRDLC, 30.99%, 03/14/2027 (a)(o)(r)	Lending Club	03/16/2022	9,932	10,049	9,892
186694140.SRDLC, 9.99%, 02/28/2025 (a)(r)	Lending Club	03/02/2022	2,215	2,215	2,181
186694143.SRDLC, 5.59%, 02/28/2027 (a)(r)	Lending Club	03/02/2022	9,063	9,063	8,832
186695293.SRDLC, 10.24%, 03/04/2027 (a)(r)	Lending Club	03/08/2022	7,365	7,365	7,198
186696309.SRDLC, 30.99%, 03/24/2027 (a)(o)(r)	Lending Club	03/16/2022	11,273	11,419	1,517
186697126.SRDLC, 6.49%, 02/28/2025 (a)(r)	Lending Club	03/02/2022	1,171	1,171	1,154
186697448.SRDLC, 6.49%, 02/28/2027 (a)(r)	Lending Club	03/02/2022	14,038	14,038	13,684
186697817.SRDLC, 8.44%, 03/14/2027 (a)(r)	Lending Club	03/16/2022	8,003	8,003	7,785
186699230.SRDLC, 27.49%, 02/28/2027 (a)(r)	Lending Club	03/02/2022	20,047	20,047	19,868
186701229.SRDLC, 5.99%, 02/28/2025 (a)(r)	Lending Club	03/02/2022	5,600	5,600	5,517
186701588.SRDLC, 7.49%, 02/28/2025 (a)(r)	Lending Club	03/02/2022	1,511	1,511	1,489
186703239.SRDLC, 9.99%, 02/28/2027 (a)(r)	Lending Club	03/02/2022	28,807	28,807	28,194
186703275.SRDLC, 10.49%, 02/28/2027 (a)(r)	Lending Club	03/02/2022	14,455	14,455	14,148
186703553.SRDLC, 7.24%, 02/28/2025 (a)(r)	Lending Club	03/02/2022	2,580	2,580	2,542
186704869.SRDLC, 27.99%, 02/28/2025 (a)(r)	Lending Club	03/02/2022	3,019	3,019	3,047
186706496.SRDLC, 4.99%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	9,817	9,817	9,667
186710117.SRDLC, 10.99%, 03/10/2025 (a)(r)	Lending Club	03/14/2022	721	721	707
186712916.SRDLC, 17.44%, 02/28/2027 (a)(r)	Lending Club	03/02/2022	12,104	12,104	11,719
186715502.SRDLC, 8.74%, 03/30/2025 (a)(r)	Lending Club	03/04/2022	13,775	13,775	13,508
186716052.SRDLC, 14.49%, 03/03/2027 (a)(r)	Lending Club	03/07/2022	8,329	8,329	8,037
186718466.SRDLC, 27.49%, 03/30/2027 (a)(r)	Lending Club	04/01/2022	16,280	16,464	16,098
186720629.SRDLC, 30.99%, 03/22/2025 (a)(o)(r)	Lending Club	03/17/2022	9,331	9,401	9,320
186724366.SRDLC, 27.99%, 03/20/2025 (a)(r)	Lending Club	03/16/2022	1,455	1,466	1,456
186728098.SRDLC, 11.19%, 03/04/2027 (a)(r)	Lending Club	03/08/2022	8,895	8,895	8,753
186731533.SRDLC, 17.49%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	2,417	2,433	2,374
186732927.SRDLC, 4.99%, 03/02/2027 (a)(r)	Lending Club	03/04/2022	28,393	28,393	27,651
186735419.SRDLC, 8.59%, 03/02/2025 (a)(r)	Lending Club	03/04/2022	5,042	5,042	4,957
186737733.SRDLC, 21.99%, 03/02/2025 (a)(o)(r)	Lending Club	03/04/2022	9,910	9,910	1,334
186747376.SRDLC, 7.59%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	5,506	5,506	5,403
186748363.SRDLC, 5.59%, 03/02/2025 (a)(r)	Lending Club	03/04/2022	6,903	6,903	6,756
186748391.SRDLC, 20.99%, 03/11/2025 (a)(r)	Lending Club	03/09/2022	416	419	412
186752739.SRDLC, 12.69%, 03/07/2027 (a)(r)	Lending Club	03/09/2022	8,234	8,234	8,105
186754103.SRDLC, 30.99%, 03/03/2027 (a)(o)(r)	Lending Club	03/07/2022	7,454	7,551	1,003
186758530.SRDLC, 20.99%, 03/08/2027 (a)(r)	Lending Club	03/10/2022	12,768	12,768	12,635
186759602.SRDLC, 30.99%, 03/04/2027 (a)(o)(r)	Lending Club	03/08/2022	19,560	19,815	2,633
186759667.SRDLC, 8.99%, 03/16/2027 (a)(r)	Lending Club	03/14/2022	16,835	16,835	16,441
186761684.SRDLC, 24.49%, 03/10/2026 (a)(o)(r)	Lending Club	03/14/2022	10,083	10,200	10,043
186765099.SRDLC, 23.99%, 03/03/2025 (a)(r)	Lending Club	03/07/2022	10,653	10,653	10,442
186766384.SRDLC, 17.19%, 03/02/2027 (a)(r)	Lending Club	03/04/2022	5,388	5,388	5,218

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
186767172.SRDLC, 25.99%, 03/08/2025 (a)(o)(r)	Lending Club	03/10/2022	$1,244	$1,260	$324
186767656.SRDLC, 6.59%, 03/02/2025 (a)(r)	Lending Club	03/04/2022	4,471	4,471	4,376
186771871.SRDLC, 6.49%, 03/02/2025 (a)(r)	Lending Club	03/04/2022	4,964	4,964	4,889
186771996.SRDLC, 14.49%, 03/03/2025 (a)(o)(r)	Lending Club	03/07/2022	5,903	5,903	5,811
186772214.SRDLC, 8.24%, 03/02/2025 (a)(r)	Lending Club	03/04/2022	8,801	8,801	8,615
186773721.SRDLC, 18.99%, 03/22/2025 (a)(r)	Lending Club	03/24/2022	8,138	8,195	8,103
186776246.SRDLC, 30.99%, 03/24/2025 (a)(r)	Lending Club	03/28/2022	5,856	5,900	5,915
186776862.SRDLC, 12.74%, 03/02/2025 (a)(o)(r)	Lending Club	03/04/2022	11,364	11,364	1,530
186778413.SRDLC, 15.69%, 03/04/2025 (a)(r)	Lending Club	03/08/2022	564	564	559
186778695.SRDLC, 14.69%, 03/15/2025 (a)(r)	Lending Club	03/04/2022	5,327	5,327	5,255
186779898.SRDLC, 9.09%, 03/03/2025 (a)(r)	Lending Club	03/07/2022	3,543	3,543	3,483
186780275.SRDLC, 19.99%, 09/20/2025 (a)(o)(r)	Lending Club	04/07/2022	7,232	7,323	973
186784007.SRDLC, 28.99%, 03/09/2025 (a)(r)	Lending Club	03/11/2022	11,571	11,571	11,473
186784052.SRDLC, 30.99%, 03/10/2025 (a)(r)	Lending Club	03/14/2022	8,785	8,849	8,757
186784874.SRDLC, 12.54%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	2,733	2,752	2,669
186787477.SRDLC, 5.99%, 03/10/2025 (a)(r)	Lending Club	03/07/2022	2,479	2,479	2,440
186787670.SRDLC, 30.99%, 03/22/2027 (a)(o)(r)	Lending Club	03/10/2022	10,640	10,779	1,432
186788217.SRDLC, 15.99%, 03/03/2027 (a)(r)	Lending Club	03/07/2022	16,205	16,205	15,787
186791798.SRDLC, 23.99%, 03/16/2027 (a)(r)	Lending Club	03/04/2022	20,325	20,325	20,089
186792901.SRDLC, 14.99%, 03/03/2027 (a)(r)	Lending Club	03/07/2022	6,076	6,076	5,884
186793247.SRDLC, 17.49%, 03/10/2025 (a)(r)	Lending Club	03/14/2022	1,504	1,514	1,482
186797391.SRDLC, 30.99%, 03/04/2027 (a)(r)	Lending Club	03/08/2022	8,111	8,197	8,049
186799571.SRDLC, 16.49%, 03/11/2027 (a)(r)	Lending Club	03/04/2022	9,647	9,647	9,268
186799618.SRDLC, 28.99%, 03/16/2025 (a)(r)	Lending Club	03/18/2022	1,157	1,165	1,163
186801721.SRDLC, 10.49%, 03/03/2025 (a)(r)	Lending Club	03/07/2022	5,113	5,113	4,982
186803441.SRDLC, 10.99%, 03/17/2027 (a)(r)	Lending Club	03/16/2022	29,644	29,644	28,958
186804749.SRDLC, 16.19%, 03/03/2025 (a)(r)	Lending Club	03/07/2022	1,704	1,704	1,673
186805386.SRDLC, 6.74%, 03/03/2025 (a)(r)	Lending Club	03/07/2022	7,461	7,461	7,348
186805633.SRDLC, 18.49%, 03/11/2025 (a)(r)	Lending Club	03/15/2022	2,704	2,722	2,665
186809107.SRDLC, 28.99%, 03/08/2025 (a)(r)	Lending Club	03/10/2022	2,256	2,272	2,258
186810869.SRDLC, 24.99%, 03/15/2025 (a)(o)(r)	Lending Club	03/08/2022	10,378	10,378	1,397
186811188.SRDLC, 16.19%, 03/16/2025 (a)(o)(r)	Lending Club	03/07/2022	4,655	4,655	4,582
186813004.SRDLC, 17.99%, 03/17/2025 (a)(r)	Lending Club	03/10/2022	4,107	4,132	4,042
186813237.SRDLC, 6.99%, 03/15/2025 (a)(r)	Lending Club	03/07/2022	12,488	12,488	12,291
186815269.SRDLC, 30.99%, 06/04/2025 (a)(o)(r)	Lending Club	03/08/2022	12,314	12,474	1,657
186816361.SRDLC, 12.99%, 03/07/2025 (a)(r)	Lending Club	03/08/2022	2,607	2,607	2,554
186816681.SRDLC, 12.99%, 03/03/2025 (a)(o)(r)	Lending Club	03/07/2022	7,812	7,812	7,605
186819598.SRDLC, 18.49%, 03/18/2025 (a)(r)	Lending Club	03/22/2022	2,974	2,994	2,935
186820218.SRDLC, 13.19%, 03/27/2027 (a)(r)	Lending Club	03/07/2022	17,536	17,536	17,246
186820799.SRDLC, 26.49%, 03/14/2026 (a)(r)	Lending Club	03/16/2022	2,884	2,913	2,883
186823822.SRDLC, 7.74%, 03/16/2025 (a)(r)	Lending Club	03/08/2022	4,529	4,529	4,450
186824468.SRDLC, 9.49%, 03/14/2027 (a)(r)	Lending Club	03/16/2022	13,190	13,190	12,891
186825061.SRDLC, 9.99%, 03/15/2027 (a)(r)	Lending Club	03/07/2022	24,858	24,858	24,279
186826265.SRDLC, 28.49%, 03/03/2025 (a)(r)	Lending Club	03/07/2022	1,312	1,321	1,310
186826333.SRDLC, 25.99%, 03/20/2027 (a)(r)	Lending Club	03/17/2022	4,066	4,109	4,043
186831107.SRDLC, 22.99%, 04/15/2025 (a)(o)(r)	Lending Club	03/18/2022	1,987	2,001	1,985
186832201.SRDLC, 16.39%, 03/03/2025 (a)(r)	Lending Club	03/07/2022	9,808	9,808	9,679
186832447.SRDLC, 5.59%, 03/03/2025 (a)(o)(r)	Lending Club	03/07/2022	1,893	1,893	255
186833531.SRDLC, 30.99%, 04/20/2025 (a)(r)	Lending Club	04/07/2022	7,466	7,523	7,393
186833830.SRDLC, 28.99%, 03/15/2025 (a)(r)	Lending Club	03/08/2022	2,368	2,386	2,361
186834062.SRDLC, 5.59%, 03/03/2027 (a)(r)	Lending Club	03/07/2022	21,388	21,388	20,832
186834383.SRDLC, 6.59%, 03/04/2025 (a)(r)	Lending Club	03/08/2022	19,873	19,873	19,453
186835181.SRDLC, 6.59%, 03/03/2025 (a)(r)	Lending Club	03/07/2022	4,918	4,918	4,814
186835752.SRDLC, 9.69%, 03/08/2025 (a)(r)	Lending Club	03/10/2022	15,250	15,250	14,993
186836967.SRDLC, 12.69%, 03/07/2027 (a)(o)(r)	Lending Club	03/09/2022	5,643	5,643	437
186837086.SRDLC, 14.49%, 03/10/2027 (a)(o)(r)	Lending Club	03/07/2022	13,172	13,172	3,911
186837726.SRDLC, 7.59%, 03/03/2025 (a)(r)	Lending Club	03/07/2022	3,946	3,946	3,872

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
186838206.SRDLC, 6.59%, 03/12/2025 (a)(r)	Lending Club	03/09/2022	$9,452	$9,452	$9,244
186838258.SRDLC, 14.24%, 03/07/2025 (a)(o)(r)	Lending Club	03/09/2022	3,885	3,935	359
186838683.SRDLC, 11.24%, 03/20/2025 (a)(o)(r)	Lending Club	03/11/2022	7,204	7,204	7,005
186839002.SRDLC, 24.49%, 03/03/2027 (a)(o)(r)	Lending Club	03/07/2022	4,553	4,613	613
186841310.SRDLC, 9.29%, 03/03/2025 (a)(o)(r)	Lending Club	03/07/2022	6,081	6,081	5,966
186841662.SRDLC, 25.99%, 03/20/2027 (a)(o)(r)	Lending Club	03/11/2022	24,111	24,425	4,656
186842035.SRDLC, 17.19%, 03/04/2025 (a)(r)	Lending Club	03/08/2022	1,072	1,072	1,058
186842406.SRDLC, 9.59%, 03/10/2025 (a)(r)	Lending Club	03/14/2022	2,538	2,538	2,474
186842521.SRDLC, 16.19%, 03/15/2025 (a)(o)(r)	Lending Club	03/07/2022	2,689	2,689	362
186843462.SRDLC, 28.49%, 04/04/2027 (a)(o)(r)	Lending Club	04/06/2022	17,459	17,686	2,167
186843869.SRDLC, 25.74%, 03/31/2025 (a)(r)	Lending Club	03/28/2022	3,422	3,447	3,431
186844674.SRDLC, 17.19%, 03/04/2025 (a)(r)	Lending Club	03/08/2022	1,285	1,285	1,269
186845838.SRDLC, 17.19%, 03/04/2025 (a)(r)	Lending Club	03/08/2022	2,680	2,680	2,645
186845846.SRDLC, 11.69%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	4,642	4,642	4,555
186847923.SRDLC, 30.99%, 03/14/2025 (a)(r)	Lending Club	03/16/2022	4,685	4,719	4,705
186849373.SRDLC, 12.49%, 03/03/2025 (a)(r)	Lending Club	03/07/2022	495	495	484
186849738.SRDLC, 15.69%, 03/04/2025 (a)(r)	Lending Club	03/08/2022	454	454	448
186850090.SRDLC, 30.99%, 03/03/2027 (a)(r)	Lending Club	03/07/2022	9,105	9,200	9,029
186851000.SRDLC, 11.19%, 03/04/2025 (a)(o)(r)	Lending Club	03/08/2022	6,612	6,612	6,526
186851436.SRDLC, 20.49%, 03/03/2025 (a)(r)	Lending Club	03/07/2022	3,507	3,531	3,471
186851932.SRDLC, 28.99%, 03/07/2024 (a)(r)	Lending Club	03/09/2022	1,238	1,241	1,247
186852060.SRDLC, 25.49%, 03/22/2025 (a)(r)	Lending Club	03/09/2022	2,633	2,652	2,645
186853537.SRDLC, 30.99%, 03/03/2027 (a)(r)	Lending Club	03/07/2022	16,554	16,728	16,416
186854659.SRDLC, 18.49%, 03/04/2027 (a)(o)(r)	Lending Club	03/08/2022	2,767	2,767	2,742
186855159.SRDLC, 23.99%, 03/28/2027 (a)(o)(r)	Lending Club	03/09/2022	20,106	20,106	20,001
186856510.SRDLC, 30.99%, 03/21/2025 (a)(r)	Lending Club	03/07/2022	3,280	3,304	3,298
186857181.SRDLC, 30.99%, 03/03/2027 (a)(r)	Lending Club	03/07/2022	10,325	10,434	10,239
186859192.SRDLC, 25.99%, 03/03/2027 (a)(r)	Lending Club	03/07/2022	4,848	4,848	4,740
186859612.SRDLC, 23.49%, 03/07/2027 (a)(r)	Lending Club	03/09/2022	18,185	18,185	18,069
186859882.SRDLC, 20.99%, 03/04/2027 (a)(o)(r)	Lending Club	03/08/2022	7,139	7,139	961
186860203.SRDLC, 6.99%, 03/11/2025 (a)(r)	Lending Club	03/15/2022	19,932	19,932	19,628
186860250.SRDLC, 30.99%, 03/20/2027 (a)(o)(r)	Lending Club	03/09/2022	11,521	11,671	1,551
186860547.SRDLC, 9.99%, 03/04/2027 (a)(r)	Lending Club	03/08/2022	22,059	22,059	21,557
186861655.SRDLC, 20.49%, 03/10/2027 (a)(o)(r)	Lending Club	03/14/2022	3,387	3,387	456
186862002.SRDLC, 22.49%, 03/04/2027 (a)(r)	Lending Club	03/08/2022	15,034	15,034	14,898
186862268.SRDLC, 30.99%, 03/03/2027 (a)(r)	Lending Club	03/07/2022	4,888	4,947	4,836
186863025.SRDLC, 10.00%, 03/18/2028 (a)(o)(r)	Lending Club	03/07/2022	5,509	5,577	3,423
186863352.SRDLC, 17.24%, 04/30/2025 (a)(r)	Lending Club	03/07/2022	7,289	7,339	7,233
186863423.SRDLC, 4.99%, 03/04/2025 (a)(r)	Lending Club	03/08/2022	9,817	9,817	9,668
186864141.SRDLC, 24.99%, 03/03/2027 (a)(r)	Lending Club	03/07/2022	16,090	16,275	15,918
186865643.SRDLC, 20.24%, 03/10/2025 (a)(r)	Lending Club	03/07/2022	2,760	2,779	2,729
186868654.SRDLC, 15.19%, 03/11/2027 (a)(r)	Lending Club	03/08/2022	19,089	19,089	18,419
186869127.SRDLC, 18.99%, 03/04/2025 (a)(r)	Lending Club	03/08/2022	4,327	4,327	4,306
186869195.SRDLC, 30.99%, 03/14/2027 (a)(r)	Lending Club	03/16/2022	4,552	4,601	4,544
186869536.SRDLC, 8.99%, 03/04/2025 (a)(r)	Lending Club	03/08/2022	2,276	2,276	2,228
186870252.SRDLC, 30.99%, 03/03/2027 (a)(o)(r)	Lending Club	03/07/2022	8,358	8,467	1,125
186872196.SRDLC, 8.24%, 03/17/2025 (a)(o)(r)	Lending Club	03/08/2022	25,192	25,192	3,391
186874394.SRDLC, 19.99%, 03/03/2025 (a)(r)	Lending Club	03/07/2022	6,008	6,049	5,946
186874455.SRDLC, 5.59%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	1,726	1,726	1,689
186876529.SRDLC, 10.00%, 08/03/2025 (a)(o)(r)	Lending Club	03/07/2022	7,565	7,565	5,051
186878387.SRDLC, 10.49%, 03/04/2027 (a)(r)	Lending Club	03/08/2022	16,969	16,969	16,584
186878812.SRDLC, 30.24%, 03/07/2027 (a)(r)	Lending Club	03/09/2022	9,471	9,573	9,413
186880394.SRDLC, 12.24%, 03/15/2025 (a)(r)	Lending Club	03/09/2022	18,580	18,580	18,099
186880643.SRDLC, 6.49%, 07/15/2025 (a)(o)(r)	Lending Club	03/08/2022	4,003	4,003	2,512
186880718.SRDLC, 30.99%, 03/15/2027 (a)(r)	Lending Club	03/11/2022	10,030	10,138	9,971
186881064.SRDLC, 9.29%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	12,671	12,671	12,435
186881471.SRDLC, 8.24%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	5,029	5,029	4,924

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
186882814.SRDLC, 9.74%, 03/10/2027 (a)(r)	Lending Club	03/14/2022	$8,808	$8,808	$8,609
186883253.SRDLC, 30.99%, 03/03/2027 (a)(o)(r)	Lending Club	03/07/2022	4,307	4,363	247
186883462.SRDLC, 20.49%, 04/04/2025 (a)(o)(r)	Lending Club	04/06/2022	12,114	12,272	1,631
186883666.SRDLC, 21.79%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	5,527	5,527	5,429
186883905.SRDLC, 5.59%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	4,931	4,931	4,826
186884409.SRDLC, 30.99%, 03/18/2025 (a)(o)(r)	Lending Club	03/07/2022	2,509	2,542	338
186885615.SRDLC, 9.59%, 03/17/2025 (a)(r)	Lending Club	03/08/2022	4,080	4,080	4,009
186885801.SRDLC, 25.49%, 03/15/2025 (a)(r)	Lending Club	03/08/2022	2,874	2,895	2,879
186886262.SRDLC, 28.99%, 03/14/2025 (a)(o)(r)	Lending Club	03/07/2022	1,511	1,531	761
186887274.SRDLC, 13.99%, 03/20/2025 (a)(o)(r)	Lending Club	03/09/2022	5,258	5,258	708
186887684.SRDLC, 23.99%, 03/14/2027 (a)(r)	Lending Club	03/16/2022	7,844	7,844	7,810
186887752.SRDLC, 9.99%, 03/08/2025 (a)(r)	Lending Club	03/10/2022	3,311	3,311	3,256
186887816.SRDLC, 26.74%, 10/10/2024 (a)(r)	Lending Club	03/14/2022	1,964	1,979	1,700
186887863.SRDLC, 19.44%, 03/09/2025 (a)(r)	Lending Club	03/11/2022	3,809	3,809	3,796
186888572.SRDLC, 14.44%, 03/09/2025 (a)(r)	Lending Club	03/11/2022	2,629	2,629	2,597
186890838.SRDLC, 9.49%, 03/07/2027 (a)(r)	Lending Club	03/09/2022	5,276	5,276	5,156
186890975.SRDLC, 18.99%, 03/08/2027 (a)(r)	Lending Club	03/10/2022	18,670	18,670	18,513
186892953.SRDLC, 9.69%, 03/07/2027 (a)(r)	Lending Club	03/09/2022	16,144	16,144	15,775
186893891.SRDLC, 5.99%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	19,783	19,783	19,481
186894617.SRDLC, 9.34%, 03/07/2027 (a)(r)	Lending Club	03/09/2022	14,275	14,275	13,949
186894895.SRDLC, 13.19%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	14,596	14,596	14,323
186894964.SRDLC, 19.99%, 03/19/2027 (a)(r)	Lending Club	03/08/2022	11,904	12,024	11,585
186894997.SRDLC, 30.99%, 03/09/2025 (a)(r)	Lending Club	03/11/2022	1,406	1,415	1,401
186897446.SRDLC, 21.49%, 03/07/2027 (a)(r)	Lending Club	03/09/2022	15,780	15,780	15,644
186898217.SRDLC, 26.24%, 03/11/2025 (a)(o)(r)	Lending Club	03/15/2022	391	396	132
186898646.SRDLC, 30.99%, 02/04/2028 (a)(o)(r)	Lending Club	03/08/2022	6,346	6,428	854
186899161.SRDLC, 20.49%, 03/27/2027 (a)(r)	Lending Club	03/08/2022	4,596	4,640	4,505
186899942.SRDLC, 8.49%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	20,155	20,155	19,731
186900684.SRDLC, 15.99%, 03/07/2027 (a)(r)	Lending Club	03/09/2022	19,105	19,105	18,509
186902851.SRDLC, 28.99%, 03/18/2025 (a)(r)	Lending Club	03/08/2022	2,953	2,979	2,959
186903091.SRDLC, 7.59%, 03/22/2025 (a)(r)	Lending Club	03/09/2022	4,311	4,311	4,221
186903373.SRDLC, 17.99%, 03/04/2025 (a)(r)	Lending Club	03/08/2022	3,233	3,255	3,182
186905651.SRDLC, 6.00%, 03/08/2026 (a)(r)	Lending Club	03/10/2022	9,864	9,951	9,693
186905982.SRDLC, 6.79%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	3,488	3,488	3,412
186906144.SRDLC, 30.49%, 03/15/2025 (a)(o)(r)	Lending Club	03/14/2022	1,892	1,917	255
186907056.SRDLC, 28.99%, 11/04/2025 (a)(r)	Lending Club	03/08/2022	3,176	3,217	3,101
186908663.SRDLC, 5.99%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	4,946	4,946	4,870
186908684.SRDLC, 9.99%, 03/07/2027 (a)(r)	Lending Club	03/09/2022	8,823	8,823	8,623
186909305.SRDLC, 12.54%, 03/04/2025 (a)(r)	Lending Club	03/08/2022	717	722	706
186909328.SRDLC, 18.99%, 03/19/2025 (a)(r)	Lending Club	03/08/2022	3,316	3,316	3,256
186909994.SRDLC, 28.99%, 03/22/2025 (a)(o)(r)	Lending Club	03/08/2022	2,685	2,706	2,698
186910060.SRDLC, 30.99%, 03/04/2027 (a)(r)	Lending Club	03/08/2022	6,954	7,027	6,885
186910066.SRDLC, 14.04%, 03/13/2026 (a)(r)	Lending Club	03/08/2022	6,733	6,791	6,428
186913728.SRDLC, 30.49%, 03/10/2025 (a)(r)	Lending Club	03/14/2022	11,677	11,762	11,702
186914338.SRDLC, 7.49%, 03/16/2025 (a)(o)(r)	Lending Club	03/09/2022	23,405	23,405	3,647
186914996.SRDLC, 6.49%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	1,489	1,489	1,467
186916189.SRDLC, 23.99%, 03/07/2027 (a)(r)	Lending Club	03/09/2022	19,192	19,192	19,070
186917027.SRDLC, 30.99%, 03/17/2027 (a)(o)(r)	Lending Club	03/09/2022	4,264	4,312	4,237
186917181.SRDLC, 20.49%, 03/15/2025 (a)(r)	Lending Club	03/09/2022	2,774	2,782	2,748
186919095.SRDLC, 13.19%, 03/07/2027 (a)(r)	Lending Club	03/09/2022	19,524	19,524	19,219
186919628.SRDLC, 15.49%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	6,357	6,357	6,242
186921772.SRDLC, 16.19%, 03/08/2025 (a)(o)(r)	Lending Club	03/10/2022	5,640	5,640	449
186921775.SRDLC, 30.99%, 02/07/2028 (a)(r)	Lending Club	03/09/2022	4,407	4,464	4,336
186922130.SRDLC, 16.99%, 03/16/2025 (a)(r)	Lending Club	03/09/2022	5,401	5,438	5,315
186922494.SRDLC, 10.99%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	20,526	20,526	20,004
186923282.SRDLC, 9.59%, 03/07/2025 (a)(o)(r)	Lending Club	03/09/2022	3,455	3,455	465
186923646.SRDLC, 20.49%, 03/09/2025 (a)(r)	Lending Club	03/11/2022	2,741	2,759	2,709

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
186927765.SRDLC, 18.99%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	$7,223	$7,223	$7,092
186929069.SRDLC, 23.49%, 03/16/2027 (a)(r)	Lending Club	03/10/2022	5,624	5,624	5,593
186929213.SRDLC, 24.79%, 03/07/2025 (a)(o)(r)	Lending Club	03/09/2022	3,865	3,865	604
186929745.SRDLC, 6.59%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	5,465	5,465	5,349
186929796.SRDLC, 12.54%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	1,245	1,253	1,226
186930176.SRDLC, 30.49%, 03/10/2027 (a)(r)	Lending Club	03/14/2022	8,262	8,263	8,208
186930238.SRDLC, 17.99%, 03/07/2025 (a)(o)(r)	Lending Club	03/09/2022	7,494	7,591	1,009
186930558.SRDLC, 9.84%, 03/15/2025 (a)(r)	Lending Club	03/09/2022	6,135	6,135	5,975
186934357.SRDLC, 23.49%, 03/08/2025 (a)(r)	Lending Club	03/10/2022	2,866	2,904	1,364
186934755.SRDLC, 18.19%, 03/15/2025 (a)(r)	Lending Club	03/09/2022	3,542	3,542	3,517
186935363.SRDLC, 30.99%, 03/18/2027 (a)(r)	Lending Club	03/22/2022	12,415	12,548	12,423
186936790.SRDLC, 30.49%, 03/07/2027 (a)(r)	Lending Club	03/09/2022	5,368	5,424	5,335
186938222.SRDLC, 18.49%, 08/07/2025 (a)(o)(r)	Lending Club	03/09/2022	3,073	3,112	2,052
186938507.SRDLC, 7.09%, 03/11/2025 (a)(r)	Lending Club	03/15/2022	9,973	9,973	9,794
186938697.SRDLC, 30.99%, 03/14/2027 (a)(r)	Lending Club	03/16/2022	7,035	7,105	7,023
186939170.SRDLC, 15.99%, 03/14/2025 (a)(r)	Lending Club	03/09/2022	2,701	2,719	2,656
186941874.SRDLC, 15.99%, 03/15/2025 (a)(r)	Lending Club	03/09/2022	3,411	3,433	3,355
186942033.SRDLC, 6.49%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	3,475	3,475	3,422
186943871.SRDLC, 30.99%, 03/04/2025 (a)(o)(r)	Lending Club	03/09/2022	3,592	3,639	483
186944478.SRDLC, 17.49%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	537	541	529
186944501.SRDLC, 7.99%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	7,028	7,028	6,880
186945043.SRDLC, 30.99%, 03/20/2027 (a)(r)	Lending Club	03/09/2022	5,990	6,054	5,990
186946625.SRDLC, 22.99%, 03/17/2025 (a)(r)	Lending Club	03/09/2022	4,359	4,389	4,357
186946979.SRDLC, 17.99%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	1,617	1,627	1,592
186946994.SRDLC, 30.99%, 03/01/2027 (a)(r)	Lending Club	03/09/2022	12,293	12,423	12,206
186947728.SRDLC, 0.00%, 12/07/2027 (a)(o)(r)	Lending Club	03/09/2022	8,125	8,125	4,497
186948086.SRDLC, 9.49%, 03/08/2027 (a)(r)	Lending Club	03/10/2022	4,397	4,397	4,296
186948516.SRDLC, 29.74%, 06/18/2025 (a)(o)(r)	Lending Club	03/09/2022	1,543	1,557	1,510
186949502.SRDLC, 19.49%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	3,814	3,856	3,766
186950730.SRDLC, 5.99%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	4,363	4,363	4,321
186952065.SRDLC, 17.99%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	3,233	3,255	3,184
186952635.SRDLC, 7.24%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	19,969	19,969	19,666
186952678.SRDLC, 5.99%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	9,397	9,397	9,254
186952838.SRDLC, 30.99%, 03/07/2027 (a)(r)	Lending Club	03/09/2022	4,967	5,017	4,926
186953143.SRDLC, 13.19%, 03/23/2027 (a)(o)(r)	Lending Club	03/10/2022	10,805	10,805	10,618
186953189.SRDLC, 18.99%, 03/22/2027 (a)(r)	Lending Club	03/09/2022	11,034	11,034	10,927
186954345.SRDLC, 30.99%, 03/10/2026 (a)(r)	Lending Club	03/14/2022	3,627	3,662	3,623
186957057.SRDLC, 12.74%, 03/16/2024 (a)(o)(r)	Lending Club	03/15/2022	5,569	5,599	5,554
186958321.SRDLC, 30.99%, 03/14/2027 (a)(r)	Lending Club	03/16/2022	6,601	6,670	6,589
186958654.SRDLC, 14.49%, 03/07/2027 (a)(r)	Lending Club	03/09/2022	7,193	7,193	6,967
186959040.SRDLC, 16.99%, 03/07/2027 (a)(r)	Lending Club	03/09/2022	4,443	4,483	4,193
186959392.SRDLC, 30.99%, 03/15/2027 (a)(o)(r)	Lending Club	03/11/2022	5,270	5,339	377
186960205.SRDLC, 6.59%, 03/28/2027 (a)(o)(r)	Lending Club	03/09/2022	15,503	15,503	2,087
186960953.SRDLC, 6.59%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	11,924	11,924	11,672
186963432.SRDLC, 5.59%, 03/07/2027 (a)(r)	Lending Club	03/09/2022	8,349	8,349	8,135
186963564.SRDLC, 6.59%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	1,493	1,493	1,460
186963965.SRDLC, 21.49%, 03/07/2027 (a)(r)	Lending Club	03/09/2022	4,734	4,782	4,616
186966365.SRDLC, 30.99%, 03/17/2025 (a)(o)(r)	Lending Club	03/09/2022	3,750	3,778	3,745
186966989.SRDLC, 30.99%, 03/21/2027 (a)(o)(r)	Lending Club	03/09/2022	5,878	5,954	791
186967519.SRDLC, 10.19%, 03/07/2027 (a)(r)	Lending Club	03/09/2022	16,640	16,640	16,227
186968317.SRDLC, 14.69%, 03/07/2025 (a)(o)(r)	Lending Club	03/09/2022	22,952	22,952	3,089
186968818.SRDLC, 5.99%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	11,129	11,129	10,954
186969031.SRDLC, 25.49%, 03/21/2025 (a)(r)	Lending Club	03/23/2022	2,827	2,846	2,850
186969110.SRDLC, 30.99%, 03/15/2027 (a)(r)	Lending Club	03/09/2022	8,376	8,465	8,350
186969603.SRDLC, 28.99%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	868	874	868
186969754.SRDLC, 21.99%, 03/30/2027 (a)(r)	Lending Club	04/01/2022	11,350	11,472	11,032
186969770.SRDLC, 27.49%, 03/20/2027 (a)(o)(r)	Lending Club	03/09/2022	5,098	5,164	5,061

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
186969924.SRDLC, 17.19%, 03/09/2027 (a)(r)	Lending Club	03/11/2022	$24,170	$24,170	$23,426
186970990.SRDLC, 10.99%, 03/18/2025 (a)(r)	Lending Club	03/09/2022	5,688	5,688	5,574
186971589.SRDLC, 9.29%, 03/07/2025 (a)(o)(r)	Lending Club	03/09/2022	2,805	2,805	670
186972144.SRDLC, 22.99%, 03/16/2025 (a)(o)(r)	Lending Club	03/09/2022	2,149	2,149	289
186973856.SRDLC, 11.19%, 03/07/2027 (a)(r)	Lending Club	03/09/2022	17,789	17,789	17,509
186974562.SRDLC, 17.19%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	2,682	2,682	2,641
186974858.SRDLC, 12.49%, 03/16/2027 (a)(r)	Lending Club	03/09/2022	12,021	12,021	11,702
186975112.SRDLC, 22.49%, 03/22/2025 (a)(r)	Lending Club	03/16/2022	5,610	5,650	5,569
186975750.SRDLC, 30.99%, 03/10/2025 (a)(r)	Lending Club	03/09/2022	1,901	1,914	1,895
186975831.SRDLC, 27.49%, 03/16/2027 (a)(o)(r)	Lending Club	03/09/2022	8,901	9,017	1,588
186976156.SRDLC, 19.49%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	1,562	1,573	1,545
186976477.SRDLC, 21.99%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	3,819	3,819	3,751
186977311.SRDLC, 22.99%, 03/01/2027 (a)(r)	Lending Club	03/09/2022	5,530	5,587	5,485
186977592.SRDLC, 27.49%, 03/14/2027 (a)(r)	Lending Club	03/16/2022	4,884	4,935	4,873
186978035.SRDLC, 6.99%, 03/01/2025 (a)(r)	Lending Club	03/09/2022	9,444	9,444	9,302
186978206.SRDLC, 17.19%, 03/22/2027 (a)(o)(r)	Lending Club	03/09/2022	19,859	19,859	19,217
186978254.SRDLC, 8.99%, 03/07/2027 (a)(r)	Lending Club	03/09/2022	29,211	29,211	28,542
186979291.SRDLC, 26.49%, 03/07/2025 (a)(o)(r)	Lending Club	03/09/2022	3,102	3,143	418
186980070.SRDLC, 7.09%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	2,792	2,792	2,740
186980107.SRDLC, 23.49%, 08/21/2026 (a)(o)(r)	Lending Club	03/14/2022	21,137	21,412	2,845
186980309.SRDLC, 10.99%, 03/10/2025 (a)(r)	Lending Club	03/14/2022	5,132	5,132	4,998
186980691.SRDLC, 30.99%, 03/13/2027 (a)(o)(r)	Lending Club	03/09/2022	4,801	4,863	646
186980962.SRDLC, 30.49%, 03/10/2027 (a)(r)	Lending Club	03/14/2022	12,387	12,518	12,335
186981038.SRDLC, 30.99%, 03/10/2027 (a)(r)	Lending Club	03/09/2022	4,922	4,972	4,901
186981641.SRDLC, 23.99%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	2,242	2,258	2,248
186982180.SRDLC, 26.24%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	946	953	945
186982354.SRDLC, 5.09%, 03/25/2025 (a)(r)	Lending Club	03/09/2022	2,421	2,421	2,390
186982644.SRDLC, 12.54%, 03/16/2025 (a)(r)	Lending Club	03/09/2022	3,944	3,970	3,888
186982976.SRDLC, 17.99%, 03/17/2025 (a)(r)	Lending Club	03/21/2022	4,850	4,883	4,786
186983409.SRDLC, 15.49%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	1,324	1,333	1,304
186983820.SRDLC, 23.99%, 03/17/2025 (a)(r)	Lending Club	03/09/2022	5,695	5,735	5,708
186984103.SRDLC, 12.69%, 03/07/2027 (a)(r)	Lending Club	03/09/2022	9,806	9,806	9,652
186984751.SRDLC, 23.99%, 03/12/2025 (a)(r)	Lending Club	03/09/2022	8,445	8,505	8,464
186985079.SRDLC, 30.99%, 03/10/2027 (a)(r)	Lending Club	03/14/2022	12,415	12,547	12,364
186985421.SRDLC, 12.49%, 03/16/2025 (a)(r)	Lending Club	03/09/2022	5,212	5,212	5,110
186985653.SRDLC, 21.49%, 03/16/2025 (a)(r)	Lending Club	03/10/2022	5,561	5,561	5,531
186986577.SRDLC, 30.99%, 03/11/2025 (a)(r)	Lending Club	03/15/2022	5,968	6,041	5,956
186987081.SRDLC, 30.99%, 03/20/2025 (a)(o)(r)	Lending Club	03/09/2022	5,523	5,595	743
186987216.SRDLC, 11.19%, 03/12/2027 (a)(r)	Lending Club	03/09/2022	22,237	22,237	21,900
186987619.SRDLC, 30.99%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	1,464	1,475	1,465
186988932.SRDLC, 8.99%, 03/07/2027 (a)(r)	Lending Club	03/09/2022	11,685	11,685	11,417
186991595.SRDLC, 28.99%, 03/08/2027 (a)(r)	Lending Club	03/10/2022	19,680	19,680	19,990
186992140.SRDLC, 27.99%, 03/15/2024 (a)(o)(r)	Lending Club	03/10/2022	2,000	2,026	437
186993852.SRDLC, 9.09%, 03/10/2025 (a)(r)	Lending Club	03/14/2022	2,531	2,531	2,487
186994906.SRDLC, 30.99%, 03/15/2025 (a)(r)	Lending Club	03/09/2022	1,494	1,505	1,495
186994916.SRDLC, 6.59%, 04/28/2027 (a)(r)	Lending Club	03/09/2022	17,515	17,515	17,080
186994940.SRDLC, 30.99%, 03/07/2027 (a)(r)	Lending Club	03/09/2022	9,932	10,038	9,874
186995154.SRDLC, 15.99%, 03/16/2025 (a)(r)	Lending Club	03/09/2022	1,223	1,231	1,206
186995899.SRDLC, 24.99%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	1,482	1,492	1,479
186996001.SRDLC, 10.99%, 03/15/2025 (a)(r)	Lending Club	03/10/2022	7,954	7,954	7,816
186996360.SRDLC, 30.99%, 08/20/2025 (a)(r)	Lending Club	03/10/2022	2,919	2,944	2,873
186997520.SRDLC, 21.49%, 03/16/2025 (a)(r)	Lending Club	03/18/2022	3,885	3,899	3,848
186997746.SRDLC, 5.99%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	1,978	1,978	1,948
186998317.SRDLC, 30.49%, 04/30/2027 (a)(r)	Lending Club	03/09/2022	8,012	8,115	8,123
186999371.SRDLC, 7.59%, 03/16/2025 (a)(r)	Lending Club	03/10/2022	4,018	4,018	3,930
187000623.SRDLC, 30.99%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	1,759	1,763	1,750
187002010.SRDLC, 17.99%, 03/23/2025 (a)(r)	Lending Club	03/25/2022	4,051	4,078	3,992

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
187002654.SRDLC, 30.99%, 03/20/2025 (a)(r)	Lending Club	03/16/2022	$2,136	$2,152	$2,143
187003355.SRDLC, 30.99%, 03/25/2027 (a)(r)	Lending Club	03/14/2022	12,685	12,831	12,697
187003763.SRDLC, 21.99%, 03/10/2025 (a)(r)	Lending Club	03/10/2022	2,776	2,795	2,743
187004337.SRDLC, 14.99%, 03/17/2027 (a)(r)	Lending Club	03/10/2022	18,335	18,335	17,758
187007026.SRDLC, 16.19%, 03/11/2025 (a)(r)	Lending Club	03/15/2022	4,684	4,684	4,606
187007115.SRDLC, 30.99%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	2,928	2,949	2,929
187007624.SRDLC, 28.49%, 03/15/2025 (a)(r)	Lending Club	03/09/2022	3,508	3,534	3,508
187008942.SRDLC, 15.29%, 03/08/2025 (a)(r)	Lending Club	03/10/2022	1,785	1,785	1,763
187009222.SRDLC, 28.99%, 03/07/2025 (a)(r)	Lending Club	03/09/2022	5,785	5,827	5,787
187010379.SRDLC, 15.99%, 04/26/2025 (a)(r)	Lending Club	03/09/2022	1,788	1,800	1,773
187012069.SRDLC, 30.99%, 03/15/2025 (a)(o)(r)	Lending Club	03/11/2022	7,362	7,457	991
187013586.SRDLC, 5.99%, 03/08/2025 (a)(o)(r)	Lending Club	03/10/2022	5,501	5,501	1,241
187013940.SRDLC, 18.49%, 03/08/2027 (a)(r)	Lending Club	03/10/2022	17,298	17,298	17,151
187014518.SRDLC, 9.69%, 03/16/2027 (a)(r)	Lending Club	03/11/2022	25,759	25,759	25,150
187014710.SRDLC, 20.49%, 03/17/2025 (a)(r)	Lending Club	03/21/2022	1,973	1,987	1,961
187014822.SRDLC, 15.49%, 03/10/2025 (a)(r)	Lending Club	03/10/2022	2,919	2,939	2,868
187015235.SRDLC, 30.99%, 03/08/2027 (a)(o)(r)	Lending Club	03/10/2022	8,802	8,917	—
187016656.SRDLC, 27.99%, 03/23/2025 (a)(r)	Lending Club	03/10/2022	5,835	5,876	5,861
187016803.SRDLC, 7.24%, 03/15/2025 (a)(r)	Lending Club	03/10/2022	20,032	20,032	19,714
187016906.SRDLC, 20.99%, 10/24/2027 (a)(o)(r)	Lending Club	03/14/2022	16,570	16,570	1,994
187017386.SRDLC, 30.99%, 03/08/2025 (a)(r)	Lending Club	03/10/2022	1,763	1,776	1,756
187017395.SRDLC, 28.99%, 04/12/2027 (a)(o)(r)	Lending Club	03/30/2022	12,420	12,581	12,275
187017868.SRDLC, 10.00%, 08/20/2025 (a)(r)	Lending Club	03/14/2022	23,554	23,554	16,877
187018701.SRDLC, 16.99%, 04/28/2025 (a)(o)(r)	Lending Club	03/10/2022	5,843	5,843	972
187019293.SRDLC, 29.99%, 03/08/2027 (a)(r)	Lending Club	03/10/2022	14,830	14,830	15,065
187019567.SRDLC, 9.49%, 03/08/2027 (a)(r)	Lending Club	03/10/2022	20,225	20,225	19,763
187019977.SRDLC, 26.24%, 03/13/2025 (a)(r)	Lending Club	03/10/2022	1,435	1,446	1,434
187020605.SRDLC, 13.74%, 03/09/2027 (a)(r)	Lending Club	03/11/2022	3,163	3,163	3,119
187022209.SRDLC, 30.99%, 03/08/2027 (a)(r)	Lending Club	03/10/2022	5,951	6,000	5,919
187023324.SRDLC, 30.99%, 03/15/2027 (a)(r)	Lending Club	03/17/2022	6,953	7,027	6,945
187024361.SRDLC, 23.99%, 03/08/2025 (a)(r)	Lending Club	03/10/2022	5,607	5,607	5,503
187024410.SRDLC, 14.49%, 03/08/2025 (a)(r)	Lending Club	03/10/2022	1,578	1,578	1,559
187024503.SRDLC, 30.99%, 03/20/2025 (a)(r)	Lending Club	03/16/2022	4,661	4,696	4,697
187024750.SRDLC, 22.74%, 03/08/2025 (a)(o)(r)	Lending Club	03/10/2022	3,769	3,818	507
187030695.SRDLC, 6.59%, 03/15/2025 (a)(r)	Lending Club	03/11/2022	1,988	1,988	1,945
187031324.SRDLC, 27.99%, 03/08/2027 (a)(r)	Lending Club	03/10/2022	8,160	8,246	8,113
187031627.SRDLC, 12.99%, 03/20/2025 (a)(r)	Lending Club	03/11/2022	15,679	15,679	15,281
187032911.SRDLC, 16.99%, 03/09/2025 (a)(o)(r)	Lending Club	03/11/2022	5,359	5,359	721
187033012.SRDLC, 12.74%, 03/16/2025 (a)(o)(r)	Lending Club	03/11/2022	627	627	615
187033106.SRDLC, 17.99%, 03/08/2025 (a)(o)(r)	Lending Club	03/10/2022	4,748	4,810	639
187033122.SRDLC, 7.09%, 03/10/2027 (a)(r)	Lending Club	03/11/2022	19,388	19,388	18,834
187034307.SRDLC, 24.99%, 03/08/2025 (a)(r)	Lending Club	03/10/2022	845	849	847
187034438.SRDLC, 8.79%, 03/09/2025 (a)(r)	Lending Club	03/11/2022	3,030	3,030	2,974
187035689.SRDLC, 12.54%, 03/08/2025 (a)(r)	Lending Club	03/10/2022	1,297	1,305	1,277
187035966.SRDLC, 23.49%, 03/09/2027 (a)(r)	Lending Club	03/11/2022	7,976	7,976	7,930
187036809.SRDLC, 30.99%, 03/08/2025 (a)(r)	Lending Club	03/10/2022	878	885	879
187036897.SRDLC, 30.99%, 12/06/2027 (a)(o)(r)	Lending Club	03/25/2022	8,674	8,786	8,547
187037256.SRDLC, 23.99%, 03/10/2027 (a)(r)	Lending Club	03/14/2022	9,596	9,596	9,550
187037815.SRDLC, 25.99%, 03/14/2027 (a)(o)(r)	Lending Club	03/16/2022	10,423	10,559	1,403
187038824.SRDLC, 8.24%, 03/09/2025 (a)(r)	Lending Club	03/11/2022	7,041	7,041	6,893
187039305.SRDLC, 24.99%, 03/08/2025 (a)(r)	Lending Club	03/10/2022	1,693	1,705	1,697
187039708.SRDLC, 21.49%, 03/08/2027 (a)(r)	Lending Club	03/10/2022	3,945	3,985	3,848
187039842.SRDLC, 6.59%, 03/11/2025 (a)(r)	Lending Club	03/15/2022	4,968	4,968	4,864
187040123.SRDLC, 30.99%, 03/21/2025 (a)(o)(r)	Lending Club	03/23/2022	19,451	19,704	2,618
187040321.SRDLC, 21.99%, 03/10/2027 (a)(r)	Lending Club	03/14/2022	12,738	12,738	12,641
187040621.SRDLC, 23.99%, 03/14/2027 (a)(r)	Lending Club	03/16/2022	6,381	6,381	6,355
187040626.SRDLC, 9.34%, 03/23/2027 (a)(r)	Lending Club	03/10/2022	9,575	9,575	9,346

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
187040937.SRDLC, 30.99%, 03/21/2027 (a)(o)(r)	Lending Club	03/23/2022	$4,812	$4,875	$648
187042692.SRDLC, 11.89%, 03/08/2027 (a)(o)(r)	Lending Club	03/10/2022	26,668	26,668	3,590
187042914.SRDLC, 17.19%, 08/09/2025 (a)(r)	Lending Club	03/11/2022	853	853	832
187043557.SRDLC, 30.99%, 03/08/2027 (a)(r)	Lending Club	03/10/2022	9,933	10,039	9,857
187044456.SRDLC, 28.49%, 03/08/2027 (a)(r)	Lending Club	03/10/2022	6,878	6,962	6,823
187044734.SRDLC, 15.99%, 03/08/2025 (a)(r)	Lending Club	03/10/2022	3,721	3,746	3,664
187045611.SRDLC, 15.74%, 03/11/2025 (a)(r)	Lending Club	03/15/2022	1,804	1,816	1,778
187045971.SRDLC, 7.09%, 03/02/2027 (a)(r)	Lending Club	03/15/2022	10,780	10,780	10,486
187046745.SRDLC, 19.99%, 03/09/2025 (a)(r)	Lending Club	03/11/2022	2,731	2,749	2,708
187047990.SRDLC, 30.99%, 03/01/2027 (a)(o)(r)	Lending Club	03/23/2022	5,601	5,674	754
187048685.SRDLC, 6.59%, 03/11/2027 (a)(r)	Lending Club	03/15/2022	10,700	10,700	10,423
187049271.SRDLC, 20.49%, 03/09/2025 (a)(r)	Lending Club	03/11/2022	3,288	3,310	3,260
187050428.SRDLC, 22.49%, 03/12/2027 (a)(r)	Lending Club	03/11/2022	4,769	4,817	4,650
187050949.SRDLC, 21.49%, 07/09/2025 (a)(o)(r)	Lending Club	03/11/2022	1,408	1,427	350
187051535.SRDLC, 27.99%, 03/30/2025 (a)(r)	Lending Club	03/11/2022	2,660	2,678	2,686
187052570.SRDLC, 22.99%, 03/01/2025 (a)(o)(r)	Lending Club	03/16/2022	10,102	10,233	1,360
187053282.SRDLC, 30.99%, 03/18/2025 (a)(r)	Lending Club	03/11/2022	890	897	892
187053309.SRDLC, 5.59%, 03/11/2025 (a)(r)	Lending Club	03/15/2022	6,410	6,410	6,275
187055517.SRDLC, 28.99%, 03/09/2025 (a)(r)	Lending Club	03/11/2022	2,892	2,913	2,897
187057455.SRDLC, 30.99%, 03/17/2025 (a)(r)	Lending Club	03/14/2022	1,487	1,506	1,489
187057871.SRDLC, 14.19%, 03/10/2025 (a)(r)	Lending Club	03/14/2022	1,312	1,312	1,290
187058552.SRDLC, 27.99%, 03/10/2025 (a)(r)	Lending Club	03/14/2022	690	690	693
187060262.SRDLC, 18.99%, 03/20/2025 (a)(r)	Lending Club	03/11/2022	550	550	547
187060772.SRDLC, 20.49%, 03/15/2025 (a)(r)	Lending Club	03/11/2022	4,448	4,495	4,400
187060807.SRDLC, 22.99%, 03/09/2025 (a)(r)	Lending Club	03/11/2022	1,337	1,337	1,313
187061785.SRDLC, 28.99%, 03/04/2027 (a)(r)	Lending Club	03/11/2022	14,662	14,816	14,541
187061900.SRDLC, 20.49%, 03/15/2025 (a)(r)	Lending Club	03/11/2022	6,633	6,679	6,561
187061950.SRDLC, 22.99%, 03/09/2025 (a)(r)	Lending Club	03/11/2022	2,785	2,805	2,794
187062738.SRDLC, 27.99%, 10/29/2024 (a)(o)(r)	Lending Club	03/16/2022	12,163	12,163	1,637
187063469.SRDLC, 11.34%, 03/10/2027 (a)(r)	Lending Club	03/14/2022	14,838	14,838	14,463
187063470.SRDLC, 23.19%, 03/09/2025 (a)(r)	Lending Club	03/11/2022	3,904	3,904	3,902
187064351.SRDLC, 20.74%, 03/09/2027 (a)(r)	Lending Club	03/11/2022	19,742	19,742	19,230
187064981.SRDLC, 5.00%, 03/11/2026 (a)(r)	Lending Club	03/15/2022	10,035	10,035	9,845
187065183.SRDLC, 15.49%, 03/17/2025 (a)(r)	Lending Club	03/11/2022	5,874	5,930	5,780
187065357.SRDLC, 17.49%, 03/09/2025 (a)(r)	Lending Club	03/11/2022	6,446	6,489	6,333
187066092.SRDLC, 30.99%, 03/15/2027 (a)(r)	Lending Club	03/14/2022	5,007	5,060	4,979
187066402.SRDLC, 13.49%, 03/24/2027 (a)(o)(r)	Lending Club	03/14/2022	16,302	16,302	—
187066767.SRDLC, 15.49%, 03/15/2025 (a)(r)	Lending Club	03/17/2022	5,509	5,546	5,433
187066773.SRDLC, 6.59%, 03/09/2027 (a)(r)	Lending Club	03/11/2022	28,725	28,725	27,969
187066929.SRDLC, 7.49%, 03/09/2025 (a)(r)	Lending Club	03/11/2022	20,034	20,034	19,721
187067030.SRDLC, 21.99%, 03/09/2027 (a)(r)	Lending Club	03/11/2022	9,256	9,256	8,842
187067662.SRDLC, 15.74%, 03/25/2027 (a)(r)	Lending Club	03/16/2022	25,589	25,589	24,810
187067840.SRDLC, 8.59%, 03/01/2025 (a)(r)	Lending Club	03/14/2022	5,019	5,019	4,913
187068023.SRDLC, 12.19%, 03/10/2025 (a)(r)	Lending Club	03/14/2022	2,273	2,273	2,232
187069624.SRDLC, 19.49%, 03/17/2025 (a)(r)	Lending Club	03/11/2022	3,576	3,576	3,505
187069722.SRDLC, 30.99%, 03/25/2027 (a)(r)	Lending Club	03/14/2022	5,524	5,596	5,491
187070240.SRDLC, 21.49%, 03/20/2027 (a)(r)	Lending Club	03/14/2022	9,440	9,440	9,372
187070699.SRDLC, 30.99%, 03/15/2027 (a)(r)	Lending Club	03/17/2022	16,554	16,730	16,535
187070990.SRDLC, 15.99%, 03/16/2025 (a)(r)	Lending Club	03/11/2022	3,856	3,881	3,793
187073165.SRDLC, 11.99%, 03/18/2025 (a)(r)	Lending Club	03/14/2022	2,592	2,592	2,526
187073409.SRDLC, 9.59%, 03/10/2025 (a)(o)(r)	Lending Club	03/14/2022	9,100	9,100	1,225
187073789.SRDLC, 18.49%, 03/09/2025 (a)(r)	Lending Club	03/11/2022	2,594	2,612	2,556
187074059.SRDLC, 22.49%, 03/09/2025 (a)(r)	Lending Club	03/11/2022	2,776	2,795	2,753
187076024.SRDLC, 12.19%, 03/10/2027 (a)(r)	Lending Club	03/14/2022	18,905	18,905	18,622
187077040.SRDLC, 30.99%, 03/14/2027 (a)(r)	Lending Club	03/16/2022	5,380	5,437	5,371
187077933.SRDLC, 11.19%, 03/03/2027 (a)(r)	Lending Club	03/14/2022	7,405	7,405	7,286
187079283.SRDLC, 30.99%, 03/29/2027 (a)(r)	Lending Club	03/31/2022	12,415	12,539	12,280

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
187079529.SRDLC, 22.49%, 03/11/2025 (a)(r)	Lending Club	03/15/2022	$5,553	$5,591	$5,511
187080468.SRDLC, 13.99%, 03/16/2025 (a)(r)	Lending Club	03/11/2022	3,687	3,711	3,626
187080922.SRDLC, 30.99%, 03/25/2027 (a)(o)(r)	Lending Club	03/14/2022	4,293	4,339	4,258
187081426.SRDLC, 30.99%, 03/09/2027 (a)(r)	Lending Club	03/11/2022	12,415	12,530	12,357
187083049.SRDLC, 19.49%, 03/11/2025 (a)(r)	Lending Club	03/15/2022	3,266	3,288	3,241
187083667.SRDLC, 30.99%, 03/15/2027 (a)(o)(r)	Lending Club	03/14/2022	7,108	7,201	424
187084131.SRDLC, 25.49%, 02/23/2027 (a)(r)	Lending Club	03/14/2022	6,209	6,285	6,241
187085796.SRDLC, 27.49%, 03/10/2027 (a)(r)	Lending Club	03/14/2022	9,766	9,868	9,721
187087599.SRDLC, 4.99%, 06/18/2025 (a)(r)	Lending Club	03/14/2022	6,714	6,714	4,241
187090647.SRDLC, 30.99%, 03/10/2025 (a)(r)	Lending Club	03/14/2022	585	590	587
187094773.SRDLC, 19.99%, 03/18/2025 (a)(o)(r)	Lending Club	03/15/2022	4,112	4,166	553
187095146.SRDLC, 17.49%, 03/20/2027 (a)(r)	Lending Club	03/14/2022	23,291	23,291	22,454
187096378.SRDLC, 17.24%, 03/10/2027 (a)(r)	Lending Club	03/14/2022	14,500	14,500	13,973
187096917.SRDLC, 22.99%, 03/11/2025 (a)(r)	Lending Club	03/15/2022	5,013	5,013	4,927
187099521.SRDLC, 30.99%, 03/11/2025 (a)(r)	Lending Club	03/15/2022	818	824	820
187099924.SRDLC, 17.44%, 03/14/2025 (a)(r)	Lending Club	03/16/2022	6,196	6,196	6,123
187101376.SRDLC, 27.99%, 03/10/2025 (a)(o)(r)	Lending Club	03/14/2022	4,610	4,610	768
187103577.SRDLC, 28.99%, 03/10/2027 (a)(r)	Lending Club	03/14/2022	4,100	4,100	4,172
187103780.SRDLC, 28.99%, 03/11/2027 (a)(r)	Lending Club	03/15/2022	4,920	4,972	4,901
187104737.SRDLC, 10.99%, 03/11/2025 (a)(r)	Lending Club	03/15/2022	8,724	8,724	8,505
187105051.SRDLC, 15.19%, 03/21/2025 (a)(r)	Lending Club	03/15/2022	2,136	2,136	2,107
187105742.SRDLC, 30.99%, 04/11/2028 (a)(o)(r)	Lending Club	03/15/2022	13,917	14,098	1,873
187105908.SRDLC, 30.99%, 03/22/2027 (a)(o)(r)	Lending Club	03/15/2022	17,956	18,189	2,417
187107161.SRDLC, 4.99%, 03/16/2025 (a)(r)	Lending Club	03/14/2022	19,670	19,670	19,355
187109249.SRDLC, 16.99%, 03/11/2025 (a)(r)	Lending Club	03/15/2022	3,211	3,211	3,174
187111599.SRDLC, 23.99%, 03/24/2027 (a)(o)(r)	Lending Club	03/15/2022	10,819	10,819	2,360
187112294.SRDLC, 27.49%, 03/31/2027 (a)(r)	Lending Club	03/15/2022	4,771	4,821	4,751
187113052.SRDLC, 30.99%, 03/30/2027 (a)(o)(r)	Lending Club	04/01/2022	5,166	5,233	910
187113417.SRDLC, 12.99%, 03/11/2025 (a)(r)	Lending Club	03/15/2022	3,644	3,644	3,553
187113627.SRDLC, 28.49%, 03/20/2027 (a)(r)	Lending Club	03/15/2022	5,777	5,838	5,774
187113823.SRDLC, 8.49%, 03/23/2025 (a)(r)	Lending Club	03/16/2022	20,206	20,206	19,771
187114091.SRDLC, 8.59%, 03/26/2027 (a)(r)	Lending Club	03/15/2022	26,215	26,215	25,608
187114622.SRDLC, 25.74%, 03/15/2025 (a)(r)	Lending Club	03/17/2022	5,727	5,767	5,734
187116136.SRDLC, 12.99%, 03/10/2027 (a)(r)	Lending Club	03/14/2022	20,934	20,934	20,216
187116827.SRDLC, 7.59%, 03/11/2025 (a)(o)(r)	Lending Club	03/15/2022	8,343	8,343	1,874
187118843.SRDLC, 25.49%, 03/10/2025 (a)(r)	Lending Club	03/14/2022	11,321	11,321	11,374
187119161.SRDLC, 25.99%, 03/29/2027 (a)(r)	Lending Club	03/16/2022	9,870	9,870	9,688
187120238.SRDLC, 28.49%, 03/18/2025 (a)(o)(r)	Lending Club	03/22/2022	1,942	1,967	141
187121118.SRDLC, 17.99%, 03/11/2025 (a)(o)(r)	Lending Club	03/15/2022	8,308	8,416	1,118
187122896.SRDLC, 30.99%, 03/29/2027 (a)(r)	Lending Club	03/31/2022	4,966	5,016	4,912
187123648.SRDLC, 30.99%, 03/30/2027 (a)(r)	Lending Club	04/01/2022	8,276	8,372	8,191
187125272.SRDLC, 9.99%, 03/11/2027 (a)(r)	Lending Club	03/15/2022	7,353	7,353	7,186
187129496.SRDLC, 30.99%, 03/25/2027 (a)(r)	Lending Club	03/14/2022	15,262	15,262	15,442
187131130.SRDLC, 15.69%, 03/11/2025 (a)(r)	Lending Club	03/15/2022	3,619	3,619	3,577
187131674.SRDLC, 22.99%, 03/14/2025 (a)(r)	Lending Club	03/16/2022	1,838	1,851	1,848
187133675.SRDLC, 24.99%, 03/20/2027 (a)(o)(r)	Lending Club	03/15/2022	5,783	5,859	778
187134429.SRDLC, 17.99%, 03/11/2025 (a)(r)	Lending Club	03/15/2022	5,388	5,424	5,310
187134949.SRDLC, 30.24%, 03/10/2027 (a)(o)(r)	Lending Club	03/22/2022	16,983	17,203	2,917
187137324.SRDLC, 25.99%, 03/11/2025 (a)(o)(r)	Lending Club	03/15/2022	930	930	125
187137965.SRDLC, 4.99%, 03/15/2025 (a)(r)	Lending Club	03/16/2022	7,365	7,365	7,248
187140773.SRDLC, 27.99%, 03/15/2027 (a)(o)(r)	Lending Club	03/17/2022	5,479	5,551	—
187142052.SRDLC, 5.59%, 03/14/2025 (a)(r)	Lending Club	03/16/2022	8,876	8,876	8,689
187142957.SRDLC, 6.59%, 03/15/2027 (a)(r)	Lending Club	03/16/2022	13,924	13,924	13,569
187143408.SRDLC, 12.34%, 03/14/2027 (a)(r)	Lending Club	03/16/2022	29,873	29,873	29,126
187143516.SRDLC, 22.99%, 07/07/2025 (a)(r)	Lending Club	03/15/2022	6,505	6,578	6,427
187145522.SRDLC, 14.99%, 03/14/2027 (a)(o)(r)	Lending Club	03/16/2022	8,512	8,512	8,195
187146211.SRDLC, 6.99%, 03/14/2027 (a)(r)	Lending Club	03/16/2022	10,802	10,802	10,523

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
187148537.SRDLC, 19.49%, 03/11/2025 (a)(r)	Lending Club	03/15/2022	$1,089	$1,096	$1,080
187149966.SRDLC, 14.49%, 03/25/2025 (a)(o)(r)	Lending Club	03/16/2022	8,662	8,662	—
187151370.SRDLC, 30.99%, 03/17/2025 (a)(r)	Lending Club	03/15/2022	5,921	5,965	5,929
187152660.SRDLC, 7.09%, 03/14/2025 (a)(r)	Lending Club	03/16/2022	9,975	9,975	9,818
187153068.SRDLC, 30.99%, 03/29/2026 (a)(o)(r)	Lending Club	03/31/2022	8,661	8,774	1,166
187155317.SRDLC, 9.59%, 03/14/2025 (a)(r)	Lending Club	03/16/2022	2,032	2,032	1,981
187156154.SRDLC, 26.99%, 03/15/2025 (a)(o)(r)	Lending Club	03/17/2022	12,000	12,143	1,615
187156614.SRDLC, 26.74%, 03/26/2025 (a)(r)	Lending Club	03/15/2022	3,471	3,496	3,492
187156876.SRDLC, 10.19%, 03/27/2027 (a)(r)	Lending Club	03/16/2022	8,887	8,887	8,658
187157596.SRDLC, 19.96%, 03/20/2025 (a)(r)	Lending Club	03/16/2022	9,910	9,910	9,514
187158857.SRDLC, 20.99%, 03/26/2025 (a)(o)(r)	Lending Club	03/17/2022	2,676	2,694	2,645
187158989.SRDLC, 7.74%, 03/14/2025 (a)(r)	Lending Club	03/16/2022	20,044	20,044	19,706
187159686.SRDLC, 22.49%, 04/14/2027 (a)(o)(r)	Lending Club	03/16/2022	34,599	34,599	4,657
187161193.SRDLC, 22.99%, 03/11/2025 (a)(o)(r)	Lending Club	03/15/2022	2,994	3,033	1,422
187161794.SRDLC, 16.39%, 04/06/2027 (a)(o)(r)	Lending Club	04/08/2022	14,361	14,361	1,933
187162945.SRDLC, 24.49%, 03/14/2027 (a)(r)	Lending Club	03/16/2022	7,996	8,087	7,956
187163955.SRDLC, 18.74%, 03/14/2027 (a)(r)	Lending Club	03/16/2022	4,195	4,237	4,095
187165663.SRDLC, 30.99%, 03/14/2025 (a)(o)(r)	Lending Club	03/16/2022	9,289	9,410	1,250
187165954.SRDLC, 27.49%, 03/15/2027 (a)(r)	Lending Club	03/17/2022	4,884	4,935	4,876
187166501.SRDLC, 25.49%, 03/14/2025 (a)(r)	Lending Club	03/16/2022	1,960	1,974	1,969
187170600.SRDLC, 23.99%, 03/14/2027 (a)(r)	Lending Club	03/16/2022	15,994	16,158	15,913
187170952.SRDLC, 20.49%, 03/14/2025 (a)(r)	Lending Club	03/16/2022	2,288	2,288	2,251
187171695.SRDLC, 7.59%, 03/14/2025 (a)(r)	Lending Club	03/16/2022	2,002	2,002	1,967
187171712.SRDLC, 22.99%, 03/14/2025 (a)(o)(r)	Lending Club	03/16/2022	3,602	3,649	242
187172125.SRDLC, 30.99%, 03/29/2027 (a)(r)	Lending Club	03/31/2022	12,415	12,539	12,280
187175139.SRDLC, 15.00%, 07/29/2025 (a)(r)	Lending Club	03/16/2022	6,235	6,316	4,577
187175565.SRDLC, 20.49%, 03/14/2025 (a)(o)(r)	Lending Club	03/16/2022	5,752	5,826	774
187177101.SRDLC, 13.99%, 03/14/2025 (a)(r)	Lending Club	03/16/2022	5,247	5,299	5,159
187177117.SRDLC, 28.99%, 05/31/2025 (a)(o)(r)	Lending Club	03/16/2022	2,183	2,211	613
187181524.SRDLC, 27.99%, 03/25/2025 (a)(o)(r)	Lending Club	03/17/2022	6,010	6,088	809
187185335.SRDLC, 24.99%, 03/20/2025 (a)(r)	Lending Club	03/16/2022	1,419	1,429	1,424
187185579.SRDLC, 23.74%, 03/20/2025 (a)(r)	Lending Club	03/17/2022	4,741	4,775	4,751
187185770.SRDLC, 23.49%, 03/02/2027 (a)(r)	Lending Club	03/16/2022	7,078	7,151	7,035
187185872.SRDLC, 27.99%, 03/20/2025 (a)(r)	Lending Club	03/16/2022	1,397	1,407	1,398
187191386.SRDLC, 30.99%, 03/14/2027 (a)(o)(r)	Lending Club	03/16/2022	12,887	13,054	4,923
187192260.SRDLC, 25.49%, 03/14/2025 (a)(r)	Lending Club	03/16/2022	2,547	2,565	2,561
187194642.SRDLC, 28.99%, 03/17/2025 (a)(o)(r)	Lending Club	03/16/2022	2,919	2,952	2,920
187196077.SRDLC, 28.99%, 03/17/2027 (a)(o)(r)	Lending Club	03/16/2022	5,239	5,307	705
187196888.SRDLC, 13.99%, 03/14/2025 (a)(o)(r)	Lending Club	03/16/2022	5,003	5,069	905
187199260.SRDLC, 5.00%, 03/14/2028 (a)(o)(r)	Lending Club	03/16/2022	4,692	4,748	3,134
187202745.SRDLC, 30.99%, 03/26/2025 (a)(o)(r)	Lending Club	03/23/2022	1,997	2,023	269
187202884.SRDLC, 23.99%, 03/21/2027 (a)(r)	Lending Club	03/23/2022	6,717	6,785	6,700
187204003.SRDLC, 20.24%, 03/29/2025 (a)(o)(r)	Lending Club	03/31/2022	1,903	1,928	324
187207505.SRDLC, 30.99%, 03/17/2026 (a)(r)	Lending Club	03/16/2022	12,261	12,378	12,270
187208713.SRDLC, 29.24%, 03/20/2026 (a)(r)	Lending Club	03/21/2022	3,678	3,712	3,686
187210013.SRDLC, 30.99%, 03/29/2027 (a)(o)(r)	Lending Club	03/31/2022	14,160	14,344	1,906
187210693.SRDLC, 28.49%, 03/14/2025 (a)(r)	Lending Club	03/16/2022	14,419	14,524	14,480
187212284.SRDLC, 30.99%, 03/14/2025 (a)(r)	Lending Club	03/16/2022	869	875	873
187212490.SRDLC, 28.99%, 03/14/2025 (a)(r)	Lending Club	03/16/2022	2,025	2,031	2,033
187214657.SRDLC, 30.99%, 03/28/2027 (a)(o)(r)	Lending Club	03/23/2022	6,801	6,890	915
187216159.SRDLC, 30.99%, 03/14/2025 (a)(o)(r)	Lending Club	03/16/2022	2,206	2,234	1,110
187216699.SRDLC, 19.49%, 03/14/2025 (a)(r)	Lending Club	03/16/2022	1,633	1,644	1,622
187219910.SRDLC, 17.99%, 03/18/2025 (a)(r)	Lending Club	03/22/2022	1,610	1,621	1,589
187220895.SRDLC, 16.99%, 03/01/2025 (a)(r)	Lending Club	03/16/2022	2,110	2,124	2,075
187222056.SRDLC, 28.49%, 03/25/2027 (a)(r)	Lending Club	03/29/2022	10,634	10,747	10,681
187222188.SRDLC, 23.49%, 03/14/2027 (a)(r)	Lending Club	03/16/2022	7,976	8,057	7,935
187225907.SRDLC, 24.99%, 03/15/2027 (a)(r)	Lending Club	03/17/2022	5,627	5,685	5,602

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
187227077.SRDLC, 17.99%, 03/15/2025 (a)(o)(r)	Lending Club	03/16/2022	$5,799	$5,875	$781
187227226.SRDLC, 28.99%, 03/14/2025 (a)(r)	Lending Club	03/16/2022	578	583	581
187228160.SRDLC, 26.49%, 03/17/2025 (a)(r)	Lending Club	03/21/2022	2,848	2,867	2,867
187228476.SRDLC, 30.99%, 05/20/2026 (a)(o)(r)	Lending Club	03/16/2022	12,458	12,620	1,677
187229868.SRDLC, 29.99%, 03/21/2025 (a)(o)(r)	Lending Club	03/16/2022	4,029	4,081	542
187230381.SRDLC, 13.99%, 03/14/2025 (a)(r)	Lending Club	03/16/2022	3,433	3,455	3,384
187230799.SRDLC, 14.24%, 03/15/2025 (a)(r)	Lending Club	03/17/2022	1,681	1,691	1,653
187232276.SRDLC, 28.99%, 03/14/2025 (a)(o)(r)	Lending Club	03/16/2022	1,444	1,463	194
187232739.SRDLC, 30.49%, 03/15/2027 (a)(r)	Lending Club	03/17/2022	6,606	6,676	6,598
187233907.SRDLC, 21.49%, 03/15/2025 (a)(r)	Lending Club	03/17/2022	2,758	2,777	2,741
187235755.SRDLC, 20.99%, 03/14/2027 (a)(r)	Lending Club	03/16/2022	12,589	12,716	12,298
187238400.SRDLC, 17.99%, 03/14/2025 (a)(r)	Lending Club	03/16/2022	3,772	3,798	3,720
187238457.SRDLC, 18.74%, 03/14/2027 (a)(o)(r)	Lending Club	03/16/2022	7,157	7,250	963
187242033.SRDLC, 30.24%, 03/23/2027 (a)(r)	Lending Club	03/21/2022	12,331	12,468	12,373
187242298.SRDLC, 28.99%, 03/15/2025 (a)(r)	Lending Club	03/17/2022	2,603	2,622	2,615
187242328.SRDLC, 17.99%, 03/15/2025 (a)(r)	Lending Club	03/17/2022	4,446	4,476	4,385
187243100.SRDLC, 18.49%, 03/15/2026 (a)(r)	Lending Club	03/17/2022	4,133	4,169	3,965
187244144.SRDLC, 26.99%, 09/22/2025 (a)(r)	Lending Club	03/17/2022	1,798	1,816	1,780
187244325.SRDLC, 22.49%, 03/15/2025 (a)(o)(r)	Lending Club	03/17/2022	6,476	6,560	872
187256106.SRDLC, 30.99%, 03/27/2027 (a)(r)	Lending Club	03/18/2022	7,579	7,666	7,594
187258824.SRDLC, 28.99%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	3,029	3,052	2,987
187259128.SRDLC, 30.99%, 03/18/2025 (a)(r)	Lending Club	03/17/2022	588	592	589
187265375.SRDLC, 22.99%, 03/25/2025 (a)(o)(r)	Lending Club	03/17/2022	5,888	5,929	5,902
187266158.SRDLC, 17.99%, 03/15/2025 (a)(r)	Lending Club	03/17/2022	2,156	2,170	2,126
187266552.SRDLC, 30.99%, 04/04/2027 (a)(r)	Lending Club	04/06/2022	10,068	10,176	9,789
187272493.SRDLC, 13.99%, 04/08/2025 (a)(r)	Lending Club	04/06/2022	3,871	3,898	3,773
187273036.SRDLC, 28.49%, 04/15/2027 (a)(o)(r)	Lending Club	04/06/2022	10,837	10,978	1,459
187274598.SRDLC, 19.49%, 03/22/2026 (a)(o)(r)	Lending Club	03/17/2022	7,230	7,295	7,106
187278011.SRDLC, 30.99%, 03/15/2027 (a)(r)	Lending Club	03/17/2022	9,932	10,038	9,921
187278656.SRDLC, 26.24%, 03/15/2026 (a)(o)(r)	Lending Club	03/17/2022	23,931	24,242	3,221
187280200.SRDLC, 5.00%, 03/30/2026 (a)(r)	Lending Club	03/17/2022	3,842	3,842	3,837
187282942.SRDLC, 13.99%, 03/15/2025 (a)(r)	Lending Club	03/17/2022	1,601	1,611	1,584
187283205.SRDLC, 26.24%, 03/18/2025 (a)(r)	Lending Club	03/22/2022	2,389	2,406	2,406
187285539.SRDLC, 30.99%, 03/22/2027 (a)(r)	Lending Club	03/17/2022	4,173	4,221	4,176
187289700.SRDLC, 27.99%, 03/15/2025 (a)(r)	Lending Club	03/17/2022	1,624	1,633	1,610
187296926.SRDLC, 18.99%, 03/16/2027 (a)(r)	Lending Club	03/18/2022	6,260	6,303	6,107
187297380.SRDLC, 8.49%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	14,355	14,355	14,098
187297514.SRDLC, 28.99%, 03/28/2025 (a)(o)(r)	Lending Club	03/23/2022	7,216	7,309	1,430
187297824.SRDLC, 20.99%, 03/21/2025 (a)(r)	Lending Club	03/23/2022	4,300	4,352	4,266
187298430.SRDLC, 30.99%, 03/29/2027 (a)(r)	Lending Club	03/31/2022	8,087	8,160	7,994
187298940.SRDLC, 27.99%, 03/18/2025 (a)(o)(r)	Lending Club	03/22/2022	4,563	4,622	614
187299086.SRDLC, 20.99%, 03/18/2025 (a)(r)	Lending Club	03/22/2022	2,749	2,768	2,734
187299402.SRDLC, 20.49%, 03/16/2027 (a)(r)	Lending Club	03/18/2022	4,744	4,791	4,657
187299766.SRDLC, 18.99%, 03/16/2027 (a)(r)	Lending Club	03/18/2022	7,445	7,519	7,272
187300111.SRDLC, 30.99%, 04/04/2027 (a)(r)	Lending Club	04/06/2022	8,390	8,480	8,157
187300531.SRDLC, 30.99%, 04/15/2025 (a)(o)(r)	Lending Club	04/07/2022	7,429	7,525	—
187300979.SRDLC, 19.99%, 03/07/2025 (a)(o)(r)	Lending Club	03/24/2022	2,252	2,281	245
187301254.SRDLC, 26.24%, 03/21/2025 (a)(r)	Lending Club	03/23/2022	1,706	1,718	1,720
187304207.SRDLC, 30.99%, 04/04/2025 (a)(r)	Lending Club	03/30/2022	2,483	2,502	2,455
187305059.SRDLC, 14.24%, 03/21/2025 (a)(o)(r)	Lending Club	03/23/2022	5,529	5,566	5,443
187308704.SRDLC, 17.49%, 03/16/2025 (a)(r)	Lending Club	03/18/2022	3,222	3,244	3,179
187313739.SRDLC, 18.99%, 03/17/2025 (a)(r)	Lending Club	03/21/2022	4,884	4,917	4,839
187314680.SRDLC, 28.99%, 03/21/2025 (a)(o)(r)	Lending Club	03/23/2022	4,847	4,910	652
187315282.SRDLC, 30.99%, 03/24/2027 (a)(o)(r)	Lending Club	03/28/2022	17,591	17,820	2,368
187315776.SRDLC, 26.24%, 03/26/2025 (a)(o)(r)	Lending Club	03/18/2022	4,853	4,916	—
187317167.SRDLC, 17.99%, 03/25/2025 (a)(r)	Lending Club	03/18/2022	1,038	1,045	1,026
187317328.SRDLC, 23.49%, 03/21/2027 (a)(r)	Lending Club	03/23/2022	6,221	6,285	6,204

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
187320803.SRDLC, 30.99%, 03/16/2027 (a)(r)	Lending Club	03/18/2022	$4,138	$4,182	$4,136
187322872.SRDLC, 20.99%, 03/30/2025 (a)(r)	Lending Club	04/01/2022	1,973	1,984	1,954
187324350.SRDLC, 25.99%, 03/16/2025 (a)(o)(r)	Lending Club	03/18/2022	2,444	2,457	2,442
187324593.SRDLC, 17.99%, 08/13/2025 (a)(r)	Lending Club	04/06/2022	7,809	7,906	7,560
187324930.SRDLC, 30.99%, 03/16/2026 (a)(o)(r)	Lending Club	03/18/2022	9,869	9,997	663
187326098.SRDLC, 17.99%, 03/16/2025 (a)(r)	Lending Club	03/18/2022	8,702	8,762	8,540
187326921.SRDLC, 23.99%, 04/20/2025 (a)(r)	Lending Club	04/07/2022	6,011	6,056	5,972
187331199.SRDLC, 24.99%, 03/18/2025 (a)(r)	Lending Club	03/22/2022	4,063	4,092	4,091
187332393.SRDLC, 22.49%, 03/16/2026 (a)(r)	Lending Club	03/18/2022	3,529	3,561	3,478
187332662.SRDLC, 26.49%, 03/16/2025 (a)(r)	Lending Club	03/18/2022	2,279	2,295	2,293
187333328.SRDLC, 15.99%, 03/18/2025 (a)(o)(r)	Lending Club	03/22/2022	6,043	6,122	813
187337172.SRDLC, 30.99%, 03/16/2027 (a)(r)	Lending Club	03/18/2022	12,424	12,578	12,388
187337396.SRDLC, 20.99%, 03/17/2025 (a)(r)	Lending Club	03/21/2022	5,498	5,537	5,467
187337889.SRDLC, 28.99%, 03/17/2025 (a)(o)(r)	Lending Club	03/21/2022	4,075	4,128	1,156
187340968.SRDLC, 24.99%, 04/18/2025 (a)(r)	Lending Club	04/06/2022	2,645	2,649	2,631
187344458.SRDLC, 23.49%, 03/17/2027 (a)(o)(r)	Lending Club	03/21/2022	18,411	18,586	18,309
187344577.SRDLC, 28.99%, 03/21/2027 (a)(o)(r)	Lending Club	03/21/2022	8,299	8,407	1,117
187345282.SRDLC, 23.99%, 03/22/2025 (a)(r)	Lending Club	03/24/2022	14,017	14,117	14,136
187346943.SRDLC, 30.99%, 03/25/2025 (a)(o)(r)	Lending Club	03/21/2022	3,742	3,786	3,754
187347460.SRDLC, 18.49%, 03/21/2025 (a)(r)	Lending Club	03/23/2022	3,433	3,457	3,391
187348658.SRDLC, 25.49%, 03/17/2025 (a)(r)	Lending Club	03/21/2022	2,728	2,748	2,743
187349522.SRDLC, 30.99%, 04/03/2025 (a)(r)	Lending Club	04/01/2022	7,401	7,457	7,244
187354823.SRDLC, 30.99%, 03/24/2027 (a)(r)	Lending Club	03/28/2022	4,138	4,182	4,156
187355184.SRDLC, 30.99%, 03/21/2027 (a)(o)(r)	Lending Club	03/23/2022	5,726	5,800	771
187356072.SRDLC, 24.99%, 03/31/2025 (a)(r)	Lending Club	03/21/2022	3,465	3,490	3,465
187356525.SRDLC, 30.49%, 03/24/2026 (a)(r)	Lending Club	03/21/2022	1,119	1,129	1,124
187361064.SRDLC, 18.49%, 03/17/2027 (a)(r)	Lending Club	03/21/2022	3,878	3,917	3,668
187363680.SRDLC, 17.99%, 03/17/2025 (a)(r)	Lending Club	03/21/2022	943	949	931
187365303.SRDLC, 20.49%, 03/17/2025 (a)(o)(r)	Lending Club	03/21/2022	1,652	1,666	1,637
187366874.SRDLC, 30.99%, 03/05/2025 (a)(r)	Lending Club	03/21/2022	2,850	2,871	2,845
187367777.SRDLC, 30.99%, 03/30/2026 (a)(o)(r)	Lending Club	03/22/2022	10,185	10,318	1,371
187369277.SRDLC, 19.49%, 04/03/2025 (a)(o)(r)	Lending Club	03/21/2022	1,161	1,169	1,140
187375311.SRDLC, 19.49%, 04/05/2026 (a)(r)	Lending Club	04/07/2022	8,540	8,617	8,312
187376132.SRDLC, 23.99%, 03/21/2025 (a)(r)	Lending Club	03/23/2022	8,412	8,471	8,442
187378370.SRDLC, 17.99%, 03/21/2025 (a)(r)	Lending Club	03/21/2022	1,949	1,959	1,918
187382263.SRDLC, 30.99%, 03/04/2025 (a)(o)(r)	Lending Club	03/21/2022	3,994	4,046	538
187382692.SRDLC, 18.99%, 03/17/2025 (a)(r)	Lending Club	03/21/2022	5,426	5,463	5,393
187386845.SRDLC, 30.99%, 04/05/2027 (a)(o)(r)	Lending Club	03/23/2022	166	168	22
187394985.SRDLC, 30.99%, 03/18/2025 (a)(r)	Lending Club	03/22/2022	7,027	7,079	7,074
187398247.SRDLC, 28.99%, 03/21/2025 (a)(o)(r)	Lending Club	03/23/2022	1,249	1,265	1,250
187400455.SRDLC, 30.99%, 03/27/2025 (a)(o)(r)	Lending Club	03/22/2022	1,011	1,024	195
187401784.SRDLC, 25.49%, 03/20/2025 (a)(o)(r)	Lending Club	03/22/2022	4,196	4,250	565
187401895.SRDLC, 20.49%, 03/22/2025 (a)(r)	Lending Club	03/22/2022	8,818	8,880	8,752
187402002.SRDLC, 23.99%, 03/18/2025 (a)(r)	Lending Club	03/22/2022	2,693	2,712	2,699
187403421.SRDLC, 24.99%, 03/18/2025 (a)(o)(r)	Lending Club	03/22/2022	2,274	2,301	2,280
187404590.SRDLC, 23.99%, 03/25/2027 (a)(r)	Lending Club	03/22/2022	8,039	8,122	8,013
187407657.SRDLC, 23.49%, 03/18/2026 (a)(o)(r)	Lending Club	03/22/2022	10,328	10,463	1,390
187413846.SRDLC, 19.99%, 03/21/2025 (a)(o)(r)	Lending Club	03/22/2022	3,008	3,047	781
187417087.SRDLC, 30.99%, 03/01/2025 (a)(o)(r)	Lending Club	03/23/2022	1,875	1,889	1,855
187418539.SRDLC, 23.99%, 03/01/2025 (a)(o)(r)	Lending Club	03/22/2022	5,976	6,019	5,931
187419334.SRDLC, 30.99%, 03/30/2027 (a)(o)(r)	Lending Club	04/01/2022	4,322	4,378	1,609
187419808.SRDLC, 28.99%, 03/21/2025 (a)(r)	Lending Club	03/23/2022	2,313	2,330	2,332
187420524.SRDLC, 30.99%, 03/18/2027 (a)(o)(r)	Lending Club	03/22/2022	6,749	6,837	908
187423593.SRDLC, 17.99%, 03/25/2024 (a)(r)	Lending Club	03/22/2022	1,460	1,464	1,460
187425427.SRDLC, 30.99%, 03/29/2025 (a)(o)(r)	Lending Club	03/31/2022	5,116	5,165	5,088
187426440.SRDLC, 28.49%, 01/21/2028 (a)(o)(r)	Lending Club	03/23/2022	4,431	4,488	475
187427964.SRDLC, 30.99%, 03/31/2027 (a)(o)(r)	Lending Club	03/24/2022	13,108	13,279	5,102

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
187428232.SRDLC, 10.00%, 07/28/2025 (a)(o)(r)	Lending Club	03/23/2022	$2,264	$2,291	$1,640
187429515.SRDLC, 5.00%, 10/28/2025 (a)(o)(r)	Lending Club	03/23/2022	2,903	2,941	2,025
187430493.SRDLC, 28.49%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	2,144	2,160	2,114
187433972.SRDLC, 19.99%, 03/29/2025 (a)(o)(r)	Lending Club	03/31/2022	8,795	8,909	8,667
187435110.SRDLC, 17.49%, 03/21/2025 (a)(r)	Lending Club	03/23/2022	537	541	530
187435569.SRDLC, 30.99%, 03/22/2027 (a)(r)	Lending Club	03/23/2022	16,569	16,746	16,581
187437735.SRDLC, 28.99%, 04/05/2025 (a)(o)(r)	Lending Club	03/23/2022	304	308	7
187441218.SRDLC, 13.99%, 03/21/2025 (a)(r)	Lending Club	03/23/2022	4,194	4,222	4,140
187441493.SRDLC, 30.49%, 03/21/2027 (a)(r)	Lending Club	03/23/2022	16,516	16,691	16,555
187441544.SRDLC, 30.99%, 07/21/2025 (a)(r)	Lending Club	03/23/2022	5,710	5,765	5,673
187442318.SRDLC, 17.99%, 03/02/2025 (a)(o)(r)	Lending Club	03/23/2022	5,734	5,773	5,612
187442715.SRDLC, 25.49%, 03/21/2027 (a)(o)(r)	Lending Club	03/23/2022	17,295	17,520	2,328
187444837.SRDLC, 30.99%, 03/28/2027 (a)(o)(r)	Lending Club	03/23/2022	7,296	7,391	982
187445072.SRDLC, 18.49%, 03/31/2025 (a)(r)	Lending Club	03/23/2022	1,642	1,654	1,604
187446671.SRDLC, 28.99%, 03/31/2025 (a)(o)(r)	Lending Club	03/23/2022	2,555	2,588	344
187447300.SRDLC, 30.49%, 04/01/2027 (a)(o)(r)	Lending Club	03/23/2022	5,503	5,575	741
187447743.SRDLC, 30.99%, 03/21/2027 (a)(r)	Lending Club	03/23/2022	8,277	8,365	8,297
187447912.SRDLC, 30.99%, 03/28/2027 (a)(r)	Lending Club	03/30/2022	12,361	12,489	12,440
187448298.SRDLC, 30.99%, 03/22/2025 (a)(o)(r)	Lending Club	03/24/2022	3,111	3,151	3,115
187449396.SRDLC, 18.99%, 03/22/2027 (a)(r)	Lending Club	03/24/2022	12,447	12,572	12,179
187452870.SRDLC, 21.49%, 04/05/2027 (a)(r)	Lending Club	04/07/2022	5,293	5,336	5,090
187453785.SRDLC, 25.49%, 03/21/2027 (a)(o)(r)	Lending Club	03/23/2022	17,176	17,399	2,919
187454106.SRDLC, 22.74%, 03/21/2025 (a)(r)	Lending Club	03/23/2022	2,671	2,690	2,680
187454945.SRDLC, 22.99%, 03/21/2025 (a)(r)	Lending Club	03/23/2022	4,178	4,207	4,211
187455901.SRDLC, 22.74%, 03/21/2025 (a)(r)	Lending Club	03/23/2022	1,112	1,120	1,121
187456488.SRDLC, 30.99%, 03/21/2027 (a)(r)	Lending Club	03/23/2022	8,277	8,365	8,297
187456902.SRDLC, 21.49%, 03/28/2025 (a)(o)(r)	Lending Club	03/30/2022	6,582	6,667	—
187457770.SRDLC, 22.99%, 03/21/2025 (a)(r)	Lending Club	03/23/2022	1,783	1,795	1,797
187460656.SRDLC, 22.49%, 03/21/2025 (a)(o)(r)	Lending Club	03/23/2022	6,364	6,447	1,153
187462931.SRDLC, 30.99%, 03/21/2027 (a)(r)	Lending Club	03/23/2022	12,415	12,548	12,446
187465329.SRDLC, 16.99%, 03/21/2027 (a)(o)(r)	Lending Club	03/23/2022	12,629	12,793	1,700
187467222.SRDLC, 20.49%, 03/23/2025 (a)(o)(r)	Lending Club	03/25/2022	2,720	2,731	2,699
187467259.SRDLC, 17.99%, 03/21/2025 (a)(r)	Lending Club	03/23/2022	3,559	3,583	3,506
187469218.SRDLC, 25.49%, 03/21/2027 (a)(r)	Lending Club	03/23/2022	11,316	11,433	11,277
187470501.SRDLC, 25.49%, 03/21/2027 (a)(r)	Lending Club	03/23/2022	8,059	8,143	8,041
187474710.SRDLC, 24.49%, 03/08/2024 (a)(r)	Lending Club	03/23/2022	2,967	2,976	2,988
187474925.SRDLC, 30.99%, 03/21/2027 (a)(r)	Lending Club	03/23/2022	9,386	9,428	9,390
187475141.SRDLC, 23.49%, 03/21/2025 (a)(r)	Lending Club	03/23/2022	2,235	2,251	2,253
187475589.SRDLC, 24.99%, 03/24/2027 (a)(o)(r)	Lending Club	03/23/2022	8,406	8,515	1,131
187479960.SRDLC, 30.99%, 03/22/2025 (a)(o)(r)	Lending Club	03/23/2022	7,373	7,469	992
187480312.SRDLC, 25.99%, 03/15/2027 (a)(r)	Lending Club	03/28/2022	4,791	4,840	4,782
187480766.SRDLC, 30.99%, 03/23/2027 (a)(o)(r)	Lending Club	03/23/2022	8,867	8,983	1,194
187480898.SRDLC, 30.49%, 03/21/2026 (a)(r)	Lending Club	03/23/2022	14,772	14,908	14,814
187481988.SRDLC, 22.99%, 03/21/2025 (a)(o)(r)	Lending Club	03/23/2022	5,196	5,264	699
187483864.SRDLC, 22.99%, 03/21/2024 (a)(r)	Lending Club	03/23/2022	1,484	1,489	1,502
187484926.SRDLC, 19.99%, 06/22/2024 (a)(o)(r)	Lending Club	03/24/2022	2,306	2,313	1,905
187486081.SRDLC, 30.99%, 10/19/2025 (a)(o)(r)	Lending Club	04/06/2022	8,769	8,883	1,180
187486551.SRDLC, 28.49%, 03/31/2025 (a)(r)	Lending Club	03/23/2022	1,727	1,739	1,741
187487027.SRDLC, 21.99%, 03/21/2025 (a)(r)	Lending Club	03/23/2022	6,649	6,689	6,598
187488781.SRDLC, 5.00%, 09/21/2025 (a)(o)(r)	Lending Club	03/23/2022	3,183	3,225	2,212
187489002.SRDLC, 17.49%, 03/21/2025 (a)(r)	Lending Club	03/23/2022	2,417	2,433	2,387
187489246.SRDLC, 24.49%, 03/21/2027 (a)(r)	Lending Club	03/23/2022	5,329	5,384	5,314
187493017.SRDLC, 30.99%, 06/22/2028 (a)(o)(r)	Lending Club	03/24/2022	9,482	9,605	2,389
187493907.SRDLC, 24.99%, 03/21/2025 (a)(o)(r)	Lending Club	03/23/2022	1,760	1,773	1,770
187495095.SRDLC, 18.99%, 03/21/2025 (a)(r)	Lending Club	03/23/2022	3,038	3,059	3,024
187495162.SRDLC, 21.99%, 03/21/2026 (a)(r)	Lending Club	03/23/2022	2,111	2,130	2,083
187496148.SRDLC, 20.49%, 03/21/2025 (a)(r)	Lending Club	03/23/2022	904	910	900

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
187499615.SRDLC, 17.49%, 03/21/2025 (a)(r)	Lending Club	03/23/2022	$4,297	$4,326	$4,243
187504263.SRDLC, 18.99%, 04/19/2027 (a)(r)	Lending Club	04/06/2022	5,772	5,831	5,548
187507529.SRDLC, 19.99%, 03/30/2025 (a)(r)	Lending Club	04/01/2022	1,802	1,815	1,789
187509207.SRDLC, 30.49%, 03/21/2025 (a)(r)	Lending Club	03/23/2022	4,736	4,760	4,753
187510418.SRDLC, 30.99%, 04/04/2027 (a)(o)(r)	Lending Club	03/30/2022	12,696	12,837	12,548
187511213.SRDLC, 26.49%, 03/24/2025 (a)(r)	Lending Club	03/28/2022	3,703	3,730	3,738
187512182.SRDLC, 25.49%, 03/28/2027 (a)(r)	Lending Club	03/24/2022	7,785	7,862	7,772
187515864.SRDLC, 13.99%, 03/22/2025 (a)(r)	Lending Club	03/24/2022	3,932	3,958	3,882
187515959.SRDLC, 22.99%, 03/22/2025 (a)(r)	Lending Club	03/24/2022	1,117	1,129	1,121
187515980.SRDLC, 24.99%, 03/24/2027 (a)(r)	Lending Club	03/28/2022	8,039	8,122	8,028
187516507.SRDLC, 6.99%, 04/15/2025 (a)(r)	Lending Club	04/08/2022	11,598	11,598	11,407
187518035.SRDLC, 20.49%, 03/29/2025 (a)(r)	Lending Club	03/24/2022	3,288	3,306	3,271
187518043.SRDLC, 29.74%, 03/22/2025 (a)(r)	Lending Club	03/24/2022	2,790	2,810	2,814
187518225.SRDLC, 20.49%, 03/23/2027 (a)(r)	Lending Club	03/25/2022	4,708	4,755	4,609
187518895.SRDLC, 22.49%, 03/23/2027 (a)(r)	Lending Club	03/25/2022	6,664	6,732	6,528
187519245.SRDLC, 30.49%, 03/02/2027 (a)(o)(r)	Lending Club	03/25/2022	10,391	10,526	3,868
187520954.SRDLC, 22.49%, 04/06/2027 (a)(o)(r)	Lending Club	03/24/2022	9,512	9,636	1,280
187523529.SRDLC, 30.49%, 04/15/2027 (a)(o)(r)	Lending Club	04/07/2022	9,238	9,358	8,975
187524265.SRDLC, 24.99%, 03/22/2027 (a)(o)(r)	Lending Club	03/24/2022	5,068	5,134	1,170
187526342.SRDLC, 19.49%, 04/05/2025 (a)(r)	Lending Club	04/07/2022	4,118	4,147	4,042
187526379.SRDLC, 5.99%, 04/15/2025 (a)(r)	Lending Club	04/13/2022	20,925	20,925	20,576
187528155.SRDLC, 23.99%, 05/23/2025 (a)(r)	Lending Club	04/29/2022	7,099	7,099	6,909
187529725.SRDLC, 28.99%, 03/22/2025 (a)(r)	Lending Club	03/24/2022	11,587	11,705	11,628
187530390.SRDLC, 28.99%, 03/22/2025 (a)(r)	Lending Club	03/24/2022	1,735	1,748	1,751
187531570.SRDLC, 25.49%, 03/22/2025 (a)(r)	Lending Club	03/24/2022	4,422	4,455	4,441
187532223.SRDLC, 22.49%, 03/22/2027 (a)(o)(r)	Lending Club	03/24/2022	5,601	5,657	5,473
187534180.SRDLC, 5.59%, 04/03/2025 (a)(o)(r)	Lending Club	04/14/2022	74	74	10
187540531.SRDLC, 22.99%, 03/23/2025 (a)(r)	Lending Club	03/24/2022	5,576	5,616	5,600
187542274.SRDLC, 30.49%, 03/22/2027 (a)(o)(r)	Lending Club	03/24/2022	7,467	7,564	1,005
187542436.SRDLC, 30.49%, 03/24/2027 (a)(r)	Lending Club	03/28/2022	8,261	8,349	8,276
187543108.SRDLC, 23.99%, 03/23/2027 (a)(o)(r)	Lending Club	03/25/2022	12,183	12,298	12,139
187547112.SRDLC, 23.49%, 04/01/2027 (a)(o)(r)	Lending Club	03/25/2022	4,314	4,370	581
187547337.SRDLC, 19.49%, 03/30/2025 (a)(o)(r)	Lending Club	04/01/2022	3,343	3,386	450
187547558.SRDLC, 30.99%, 03/25/2027 (a)(o)(r)	Lending Club	03/29/2022	4,199	4,244	4,202
187547562.SRDLC, 30.99%, 03/24/2025 (a)(o)(r)	Lending Club	03/28/2022	5,522	5,594	454
187547644.SRDLC, 15.00%, 08/17/2025 (a)(o)(r)	Lending Club	04/11/2022	16,578	16,578	11,624
187547926.SRDLC, 19.49%, 03/25/2025 (a)(r)	Lending Club	03/29/2022	2,722	2,741	2,713
187548600.SRDLC, 30.49%, 04/09/2027 (a)(r)	Lending Club	03/28/2022	4,763	4,800	4,702
187548602.SRDLC, 22.49%, 03/28/2027 (a)(r)	Lending Club	03/30/2022	7,934	8,016	7,771
187548640.SRDLC, 19.49%, 03/24/2027 (a)(r)	Lending Club	03/28/2022	6,826	6,894	6,680
187548817.SRDLC, 19.99%, 03/25/2025 (a)(r)	Lending Club	03/29/2022	1,365	1,375	1,361
187551152.SRDLC, 30.99%, 03/22/2027 (a)(o)(r)	Lending Club	03/24/2022	6,021	6,099	6,005
187552176.SRDLC, 28.49%, 04/01/2027 (a)(r)	Lending Club	03/28/2022	7,124	7,202	7,003
187552397.SRDLC, 24.99%, 03/23/2025 (a)(r)	Lending Club	03/25/2022	4,232	4,260	4,270
187552655.SRDLC, 15.99%, 03/30/2025 (a)(r)	Lending Club	04/01/2022	12,149	12,234	11,965
187552772.SRDLC, 22.74%, 03/31/2025 (a)(r)	Lending Club	03/28/2022	3,372	3,398	3,341
187559830.SRDLC, 23.99%, 03/30/2025 (a)(r)	Lending Club	03/25/2022	5,654	5,695	5,696
187560748.SRDLC, 21.99%, 06/30/2026 (a)(o)(r)	Lending Club	03/25/2022	4,963	5,007	4,807
187561457.SRDLC, 30.99%, 03/23/2025 (a)(o)(r)	Lending Club	03/25/2022	828	839	50
187562521.SRDLC, 30.99%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	8,789	8,845	8,851
187566077.SRDLC, 29.49%, 04/02/2026 (a)(r)	Lending Club	04/08/2022	7,467	7,538	7,318
187566191.SRDLC, 30.99%, 04/06/2027 (a)(r)	Lending Club	04/08/2022	4,195	4,240	4,084
187568029.SRDLC, 30.99%, 03/25/2027 (a)(r)	Lending Club	03/25/2022	12,449	12,579	12,482
187569851.SRDLC, 23.49%, 08/14/2027 (a)(o)(r)	Lending Club	04/01/2022	12,831	12,988	12,476
187571871.SRDLC, 7.49%, 04/22/2027 (a)(r)	Lending Club	04/20/2022	1,700	1,700	1,654
187572979.SRDLC, 18.24%, 03/20/2025 (a)(r)	Lending Club	03/30/2022	2,422	2,439	2,391
187573654.SRDLC, 9.59%, 04/16/2025 (a)(r)	Lending Club	04/14/2022	13,485	13,485	13,238

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
187575336.SRDLC, 23.49%, 03/23/2027 (a)(o)(r)	Lending Club	03/25/2022	$8,500	$8,610	$1,144
187576025.SRDLC, 30.99%, 03/30/2027 (a)(r)	Lending Club	04/01/2022	9,932	10,046	9,830
187581030.SRDLC, 30.99%, 03/26/2027 (a)(o)(r)	Lending Club	03/25/2022	9,315	9,436	—
187583183.SRDLC, 30.99%, 03/30/2025 (a)(r)	Lending Club	04/01/2022	2,459	2,476	2,471
187583199.SRDLC, 30.49%, 03/29/2027 (a)(o)(r)	Lending Club	03/31/2022	8,998	9,115	1,211
187583216.SRDLC, 25.99%, 04/17/2027 (a)(o)(r)	Lending Club	04/14/2022	12,900	12,900	1,736
187585796.SRDLC, 28.99%, 03/23/2024 (a)(r)	Lending Club	03/25/2022	619	621	629
187587017.SRDLC, 26.49%, 03/29/2025 (a)(r)	Lending Club	03/31/2022	6,819	6,866	6,855
187587643.SRDLC, 27.99%, 03/23/2025 (a)(r)	Lending Club	03/25/2022	6,954	6,999	6,983
187592785.SRDLC, 30.99%, 03/24/2027 (a)(r)	Lending Club	03/28/2022	8,277	8,365	8,312
187593124.SRDLC, 17.99%, 03/23/2025 (a)(r)	Lending Club	03/25/2022	2,425	2,442	2,396
187593444.SRDLC, 23.99%, 04/13/2027 (a)(o)(r)	Lending Club	04/15/2022	16,951	16,951	2,282
187593665.SRDLC, 21.49%, 03/24/2026 (a)(r)	Lending Club	03/28/2022	4,910	4,955	4,848
187593758.SRDLC, 15.99%, 03/23/2025 (a)(o)(r)	Lending Club	03/25/2022	2,237	2,252	2,204
187594268.SRDLC, 22.49%, 03/23/2025 (a)(r)	Lending Club	03/25/2022	587	591	585
187595243.SRDLC, 23.49%, 03/28/2025 (a)(r)	Lending Club	03/25/2022	4,202	4,233	4,230
187595700.SRDLC, 21.49%, 03/23/2025 (a)(r)	Lending Club	03/25/2022	2,758	2,778	2,748
187596231.SRDLC, 24.99%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	5,542	5,563	5,600
187597607.SRDLC, 30.99%, 03/31/2027 (a)(r)	Lending Club	04/04/2022	19,440	19,691	19,243
187601450.SRDLC, 27.99%, 04/05/2025 (a)(r)	Lending Club	04/07/2022	6,870	6,913	6,764
187606448.SRDLC, 30.99%, 03/24/2027 (a)(o)(r)	Lending Club	03/28/2022	13,808	13,988	1,859
187609056.SRDLC, 30.99%, 04/08/2027 (a)(o)(r)	Lending Club	03/28/2022	8,684	8,796	3,259
187609294.SRDLC, 16.49%, 03/24/2025 (a)(r)	Lending Club	03/28/2022	1,600	1,611	1,581
187611557.SRDLC, 26.99%, 03/24/2025 (a)(r)	Lending Club	03/28/2022	1,714	1,727	1,731
187616322.SRDLC, 9.99%, 04/07/2027 (a)(r)	Lending Club	04/06/2022	12,020	12,020	11,729
187618422.SRDLC, 30.99%, 04/04/2027 (a)(o)(r)	Lending Club	04/06/2022	4,356	4,413	366
187620736.SRDLC, 30.99%, 03/24/2027 (a)(r)	Lending Club	03/28/2022	8,277	8,365	8,312
187621853.SRDLC, 30.99%, 03/31/2025 (a)(o)(r)	Lending Club	03/28/2022	7,927	8,031	1,067
187621898.SRDLC, 23.99%, 04/28/2027 (a)(o)(r)	Lending Club	04/15/2022	22,466	22,465	—
187624729.SRDLC, 30.99%, 03/05/2025 (a)(o)(r)	Lending Club	03/28/2022	2,620	2,640	2,598
187625273.SRDLC, 27.49%, 03/24/2027 (a)(r)	Lending Club	03/28/2022	4,884	4,935	4,902
187626903.SRDLC, 23.99%, 04/03/2027 (a)(r)	Lending Club	03/29/2022	13,771	13,914	13,567
187628074.SRDLC, 11.99%, 03/24/2024 (a)(r)	Lending Club	03/28/2022	2,281	2,287	2,283
187629164.SRDLC, 30.49%, 03/25/2027 (a)(r)	Lending Club	03/29/2022	8,258	8,346	8,297
187632542.SRDLC, 23.74%, 03/27/2025 (a)(r)	Lending Club	03/29/2022	561	565	564
187637005.SRDLC, 16.99%, 03/28/2025 (a)(o)(r)	Lending Club	03/30/2022	3,460	3,505	3,404
187638238.SRDLC, 30.99%, 03/15/2025 (a)(o)(r)	Lending Club	03/29/2022	2,982	3,005	3,000
187641240.SRDLC, 26.24%, 03/24/2025 (a)(r)	Lending Club	03/28/2022	1,706	1,719	1,723
187641863.SRDLC, 25.49%, 07/29/2025 (a)(o)(r)	Lending Club	03/31/2022	5,480	5,551	1,395
187642052.SRDLC, 30.99%, 03/31/2027 (a)(r)	Lending Club	03/30/2022	4,154	4,199	4,166
187643474.SRDLC, 21.99%, 03/24/2027 (a)(r)	Lending Club	03/28/2022	5,538	5,595	5,426
187643783.SRDLC, 15.19%, 04/15/2025 (a)(o)(r)	Lending Club	04/19/2022	3,454	3,454	465
187646172.SRDLC, 28.49%, 03/28/2025 (a)(o)(r)	Lending Club	03/30/2022	3,535	3,581	476
187646351.SRDLC, 30.99%, 03/29/2026 (a)(r)	Lending Club	03/31/2022	888	896	885
187646651.SRDLC, 28.49%, 03/25/2025 (a)(r)	Lending Club	03/29/2022	633	638	631
187648874.SRDLC, 30.99%, 03/25/2027 (a)(o)(r)	Lending Club	03/29/2022	4,407	4,464	593
187649484.SRDLC, 23.99%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	1,346	1,352	1,354
187653936.SRDLC, 30.99%, 04/05/2025 (a)(r)	Lending Club	04/07/2022	3,617	3,644	3,568
187657079.SRDLC, 30.49%, 03/28/2027 (a)(r)	Lending Club	03/30/2022	4,129	4,173	4,156
187660527.SRDLC, 30.99%, 04/10/2027 (a)(o)(r)	Lending Club	04/06/2022	8,998	9,115	113
187664282.SRDLC, 17.99%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	1,940	1,953	1,919
187666286.SRDLC, 7.49%, 04/12/2025 (a)(r)	Lending Club	04/14/2022	3,168	3,168	3,117
187666337.SRDLC, 30.99%, 03/25/2025 (a)(r)	Lending Club	03/29/2022	585	590	592
187670344.SRDLC, 30.99%, 03/25/2025 (a)(o)(r)	Lending Club	03/29/2022	1,375	1,390	1,385
187671142.SRDLC, 20.99%, 04/04/2027 (a)(r)	Lending Club	04/06/2022	7,999	8,080	7,702
187672826.SRDLC, 30.99%, 03/30/2027 (a)(r)	Lending Club	04/01/2022	11,918	12,056	11,796
187675115.SRDLC, 30.99%, 03/31/2027 (a)(o)(r)	Lending Club	03/30/2022	4,438	4,496	1,749

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
187678597.SRDLC, 28.49%, 03/30/2025 (a)(r)	Lending Club	04/01/2022	$2,883	$2,906	$2,896
187680243.SRDLC, 19.49%, 03/25/2025 (a)(r)	Lending Club	03/29/2022	8,194	8,243	8,116
187681770.SRDLC, 22.99%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	834	840	844
187682075.SRDLC, 17.49%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	4,061	4,090	3,968
187683385.SRDLC, 19.49%, 03/28/2027 (a)(r)	Lending Club	03/30/2022	9,362	9,456	9,176
187683447.SRDLC, 20.99%, 03/30/2025 (a)(o)(r)	Lending Club	04/01/2022	3,286	3,329	252
187683918.SRDLC, 23.49%, 04/04/2027 (a)(r)	Lending Club	04/06/2022	8,092	8,181	7,917
187683952.SRDLC, 30.49%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	3,055	3,078	3,013
187684046.SRDLC, 25.99%, 04/04/2027 (a)(r)	Lending Club	04/06/2022	4,101	4,144	4,015
187684901.SRDLC, 17.49%, 04/19/2025 (a)(r)	Lending Club	04/06/2022	4,851	4,885	4,731
187687190.SRDLC, 30.99%, 03/31/2025 (a)(o)(r)	Lending Club	03/30/2022	10,797	10,937	1,453
187688454.SRDLC, 13.99%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	2,621	2,639	2,591
187689256.SRDLC, 23.49%, 03/28/2027 (a)(r)	Lending Club	03/30/2022	3,988	4,029	3,987
187691527.SRDLC, 16.99%, 03/28/2027 (a)(o)(r)	Lending Club	03/30/2022	6,634	6,720	893
187692276.SRDLC, 5.00%, 03/28/2028 (a)(o)(r)	Lending Club	03/30/2022	10,839	10,956	10,723
187693942.SRDLC, 16.49%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	1,867	1,880	1,846
187695089.SRDLC, 30.99%, 03/30/2026 (a)(o)(r)	Lending Club	04/01/2022	2,902	2,939	391
187698352.SRDLC, 28.99%, 03/29/2025 (a)(r)	Lending Club	03/31/2022	1,041	1,048	1,045
187698781.SRDLC, 15.49%, 03/02/2025 (a)(r)	Lending Club	03/30/2022	5,595	5,633	5,474
187699788.SRDLC, 23.99%, 03/28/2027 (a)(o)(r)	Lending Club	03/30/2022	22,312	22,602	3,003
187700256.SRDLC, 20.49%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	2,763	2,783	2,711
187701388.SRDLC, 28.49%, 03/11/2027 (a)(r)	Lending Club	03/30/2022	6,756	6,826	6,687
187701762.SRDLC, 30.99%, 03/28/2027 (a)(o)(r)	Lending Club	03/30/2022	11,812	11,966	1,590
187705680.SRDLC, 28.99%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	2,603	2,623	2,635
187708178.SRDLC, 30.49%, 04/03/2025 (a)(r)	Lending Club	03/30/2022	2,222	2,239	2,196
187708340.SRDLC, 0.00%, 05/15/2028 (a)(r)	Lending Club	04/13/2022	9,154	9,273	5,690
187708889.SRDLC, 20.49%, 04/04/2027 (a)(r)	Lending Club	04/06/2022	19,944	20,147	19,201
187708953.SRDLC, 21.49%, 08/04/2024 (a)(o)(r)	Lending Club	04/06/2022	3,027	3,066	227
187709072.SRDLC, 30.99%, 10/15/2027 (a)(o)(r)	Lending Club	04/06/2022	9,540	9,664	985
187711920.SRDLC, 28.99%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	1,735	1,748	1,756
187711960.SRDLC, 21.49%, 03/30/2027 (a)(r)	Lending Club	03/30/2022	6,321	6,384	6,192
187712696.SRDLC, 28.99%, 07/28/2025 (a)(o)(r)	Lending Club	03/30/2022	3,330	3,373	3,308
187715822.SRDLC, 30.99%, 03/28/2027 (a)(r)	Lending Club	03/30/2022	12,415	12,548	12,497
187716768.SRDLC, 28.49%, 03/29/2025 (a)(r)	Lending Club	03/31/2022	750	755	753
187717342.SRDLC, 15.99%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	2,658	2,676	2,628
187720227.SRDLC, 30.99%, 03/28/2026 (a)(r)	Lending Club	03/30/2022	1,777	1,793	1,794
187721287.SRDLC, 14.04%, 03/09/2026 (a)(r)	Lending Club	03/30/2022	2,207	2,226	2,108
187721323.SRDLC, 21.74%, 03/15/2027 (a)(o)(r)	Lending Club	03/30/2022	3,892	3,935	3,803
187724339.SRDLC, 30.99%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	2,757	2,778	2,720
187725925.SRDLC, 25.24%, 04/05/2026 (a)(o)(r)	Lending Club	03/30/2022	4,613	4,673	621
187726419.SRDLC, 30.49%, 02/28/2028 (a)(o)(r)	Lending Club	03/30/2022	6,866	6,956	924
187726884.SRDLC, 23.49%, 03/28/2027 (a)(r)	Lending Club	03/30/2022	4,785	4,835	4,784
187727701.SRDLC, 28.99%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	1,735	1,748	1,756
187727906.SRDLC, 29.74%, 03/28/2025 (a)(o)(r)	Lending Club	03/30/2022	3,081	3,114	3,094
187728775.SRDLC, 20.99%, 03/05/2025 (a)(o)(r)	Lending Club	03/30/2022	2,358	2,389	—
187729933.SRDLC, 30.99%, 04/04/2027 (a)(r)	Lending Club	04/06/2022	4,195	4,240	4,078
187730016.SRDLC, 26.49%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	1,025	1,033	1,037
187730103.SRDLC, 30.99%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	4,099	4,130	4,149
187732651.SRDLC, 17.99%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	6,467	6,512	6,396
187733555.SRDLC, 30.99%, 05/29/2028 (a)(r)	Lending Club	03/31/2022	13,662	13,832	13,185
187734013.SRDLC, 24.99%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	606	610	610
187734606.SRDLC, 30.99%, 03/28/2027 (a)(r)	Lending Club	03/30/2022	4,138	4,181	4,166
187734741.SRDLC, 22.99%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	2,440	2,455	2,457
187737195.SRDLC, 28.99%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	1,154	1,163	1,168
187737593.SRDLC, 28.99%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	2,892	2,914	2,927
187738310.SRDLC, 30.99%, 03/10/2027 (a)(o)(r)	Lending Club	03/31/2022	6,817	6,890	6,613
187738763.SRDLC, 15.99%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	4,784	4,817	4,731

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
187738813.SRDLC, 15.00%, 08/31/2027 (a)(o)(r)	Lending Club	03/30/2022	$12,901	$13,068	$7,174
187739186.SRDLC, 28.99%, 03/28/2027 (a)(r)	Lending Club	03/30/2022	9,840	9,941	9,901
187740004.SRDLC, 17.99%, 03/15/2025 (a)(r)	Lending Club	03/30/2022	3,183	3,205	3,143
187740151.SRDLC, 22.74%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	1,780	1,792	1,799
187740881.SRDLC, 22.49%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	3,332	3,355	3,325
187741210.SRDLC, 30.99%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	8,784	8,850	8,892
187742712.SRDLC, 30.99%, 04/17/2027 (a)(r)	Lending Club	04/06/2022	6,374	6,447	6,215
187743339.SRDLC, 14.49%, 03/18/2025 (a)(r)	Lending Club	03/30/2022	2,886	2,906	2,847
187744064.SRDLC, 18.99%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	8,681	8,741	8,660
187744547.SRDLC, 28.49%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	865	871	875
187744622.SRDLC, 20.49%, 03/15/2025 (a)(o)(r)	Lending Club	03/30/2022	8,025	8,129	1,080
187746188.SRDLC, 19.49%, 04/01/2025 (a)(r)	Lending Club	03/31/2022	4,817	4,849	4,700
187746746.SRDLC, 28.49%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	2,884	2,905	2,918
187746983.SRDLC, 23.99%, 03/31/2025 (a)(r)	Lending Club	03/30/2022	2,252	2,268	2,262
187749050.SRDLC, 30.99%, 09/28/2027 (a)(o)(r)	Lending Club	03/30/2022	5,299	5,361	5,267
187749843.SRDLC, 25.99%, 07/31/2025 (a)(o)(r)	Lending Club	03/30/2022	11,637	11,777	2,247
187751211.SRDLC, 30.99%, 03/28/2027 (a)(r)	Lending Club	03/30/2022	62	63	62
187751530.SRDLC, 18.49%, 04/04/2027 (a)(r)	Lending Club	04/06/2022	3,946	3,986	3,667
187752645.SRDLC, 26.99%, 03/28/2024 (a)(o)(r)	Lending Club	03/30/2022	2,623	2,658	353
187753460.SRDLC, 30.99%, 03/28/2027 (a)(r)	Lending Club	03/30/2022	4,138	4,183	4,166
187754067.SRDLC, 17.49%, 03/28/2026 (a)(r)	Lending Club	03/30/2022	3,422	3,451	3,287
187754377.SRDLC, 28.49%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	5,760	5,803	5,829
187755696.SRDLC, 30.99%, 03/30/2025 (a)(r)	Lending Club	04/01/2022	8,782	8,853	8,824
187755875.SRDLC, 17.49%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	1,343	1,352	1,328
187756826.SRDLC, 17.99%, 04/10/2025 (a)(r)	Lending Club	03/30/2022	3,474	3,499	3,400
187758892.SRDLC, 20.49%, 03/29/2025 (a)(r)	Lending Club	03/31/2022	5,480	5,517	5,438
187760320.SRDLC, 27.49%, 03/01/2027 (a)(o)(r)	Lending Club	03/30/2022	9,944	10,049	9,803
187762428.SRDLC, 30.49%, 04/20/2027 (a)(r)	Lending Club	04/07/2022	6,137	6,208	5,951
187763202.SRDLC, 22.99%, 03/28/2025 (a)(r)	Lending Club	03/30/2022	3,899	3,927	3,942
187764071.SRDLC, 19.49%, 03/30/2025 (a)(r)	Lending Club	04/01/2022	2,613	2,632	2,593
187764471.SRDLC, 22.49%, 05/13/2025 (a)(r)	Lending Club	04/14/2022	14,576	14,684	14,294
187764798.SRDLC, 22.99%, 03/29/2025 (a)(r)	Lending Club	03/31/2022	4,456	4,487	4,478
187765017.SRDLC, 22.99%, 03/30/2025 (a)(o)(r)	Lending Club	04/01/2022	2,759	2,794	—
187765049.SRDLC, 27.99%, 03/30/2025 (a)(r)	Lending Club	04/01/2022	8,968	9,039	9,008
187765326.SRDLC, 30.99%, 03/28/2027 (a)(o)(r)	Lending Club	03/30/2022	5,288	5,357	712
187765977.SRDLC, 19.49%, 04/15/2027 (a)(r)	Lending Club	04/01/2022	8,042	8,124	7,720
187766134.SRDLC, 24.99%, 03/28/2027 (a)(r)	Lending Club	03/30/2022	10,451	10,560	10,431
187767443.SRDLC, 30.99%, 03/29/2027 (a)(o)(r)	Lending Club	03/31/2022	6,990	7,081	1,699
187768851.SRDLC, 22.99%, 03/05/2025 (a)(o)(r)	Lending Club	04/01/2022	6,309	6,391	2,778
187768946.SRDLC, 12.54%, 04/15/2025 (a)(o)(r)	Lending Club	04/06/2022	7,660	7,760	1,031
187770730.SRDLC, 19.99%, 03/30/2025 (a)(r)	Lending Club	04/01/2022	2,458	2,476	2,439
187770978.SRDLC, 30.49%, 03/30/2025 (a)(r)	Lending Club	04/01/2022	3,508	3,508	3,504
187771530.SRDLC, 15.99%, 09/18/2025 (a)(o)(r)	Lending Club	04/08/2022	13,461	13,627	13,043
187771765.SRDLC, 30.99%, 03/20/2025 (a)(r)	Lending Club	04/01/2022	858	864	859
187772030.SRDLC, 30.49%, 04/21/2027 (a)(o)(r)	Lending Club	04/01/2022	9,436	9,559	1,270
187772301.SRDLC, 30.99%, 03/30/2027 (a)(r)	Lending Club	04/01/2022	6,444	6,488	6,354
187773011.SRDLC, 13.19%, 04/04/2027 (a)(r)	Lending Club	04/06/2022	19,134	19,134	18,816
187773626.SRDLC, 14.24%, 03/10/2025 (a)(o)(r)	Lending Club	04/01/2022	1,641	1,652	1,604
187774067.SRDLC, 30.99%, 04/13/2025 (a)(o)(r)	Lending Club	04/07/2022	5,530	5,602	744
187775635.SRDLC, 22.49%, 03/30/2027 (a)(r)	Lending Club	04/01/2022	3,966	4,009	3,855
187776367.SRDLC, 22.74%, 03/30/2025 (a)(o)(r)	Lending Club	04/01/2022	3,541	3,587	477
187777756.SRDLC, 30.99%, 03/30/2027 (a)(o)(r)	Lending Club	04/01/2022	4,730	4,792	4,676
187778653.SRDLC, 30.99%, 03/30/2025 (a)(r)	Lending Club	04/01/2022	338	342	336
187779942.SRDLC, 10.00%, 08/30/2025 (a)(o)(r)	Lending Club	04/01/2022	2,409	2,440	1,762
187780414.SRDLC, 18.99%, 03/30/2025 (a)(r)	Lending Club	04/01/2022	3,255	3,279	3,230
187780746.SRDLC, 21.49%, 03/30/2027 (a)(r)	Lending Club	04/01/2022	6,159	6,239	5,973
187781026.SRDLC, 17.99%, 03/30/2025 (a)(r)	Lending Club	04/01/2022	2,694	2,714	2,654

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
187781877.SRDLC, 15.99%, 04/05/2025 (a)(r)	Lending Club	04/07/2022	$1,118	$1,126	$1,093
187782545.SRDLC, 16.99%, 03/30/2027 (a)(r)	Lending Club	04/01/2022	11,532	11,652	10,809
187783446.SRDLC, 18.49%, 03/30/2025 (a)(r)	Lending Club	04/01/2022	3,235	3,257	3,187
187784224.SRDLC, 22.99%, 03/30/2025 (a)(r)	Lending Club	04/01/2022	2,228	2,245	2,240
187784638.SRDLC, 22.99%, 03/02/2025 (a)(o)(r)	Lending Club	04/01/2022	3,851	3,901	518
187784777.SRDLC, 28.49%, 04/04/2025 (a)(r)	Lending Club	04/01/2022	3,652	3,680	3,575
187786026.SRDLC, 30.99%, 03/30/2027 (a)(r)	Lending Club	04/01/2022	4,967	5,025	4,892
187789570.SRDLC, 22.49%, 08/30/2025 (a)(o)(r)	Lending Club	04/01/2022	2,064	2,089	875
187790097.SRDLC, 24.99%, 03/30/2025 (a)(o)(r)	Lending Club	04/01/2022	1,125	1,140	200
187790872.SRDLC, 30.99%, 03/02/2027 (a)(o)(r)	Lending Club	04/01/2022	5,044	5,103	4,881
187793076.SRDLC, 28.99%, 04/03/2025 (a)(r)	Lending Club	04/01/2022	2,196	2,212	2,148
187793104.SRDLC, 28.99%, 03/30/2025 (a)(o)(r)	Lending Club	04/01/2022	7,894	7,997	1,063
187794659.SRDLC, 15.99%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	1,957	1,971	1,912
187795721.SRDLC, 7.49%, 04/13/2025 (a)(r)	Lending Club	04/15/2022	5,808	5,808	5,715
187796391.SRDLC, 27.99%, 04/15/2025 (a)(r)	Lending Club	04/01/2022	622	629	611
187799361.SRDLC, 16.99%, 03/31/2027 (a)(r)	Lending Club	04/01/2022	10,001	10,102	9,269
187800170.SRDLC, 30.99%, 03/05/2025 (a)(o)(r)	Lending Club	04/01/2022	1,732	1,745	1,699
187801163.SRDLC, 21.99%, 04/04/2025 (a)(o)(r)	Lending Club	04/06/2022	6,080	6,158	2,681
187802573.SRDLC, 30.99%, 04/04/2025 (a)(o)(r)	Lending Club	04/06/2022	4,694	4,755	632
187803166.SRDLC, 19.49%, 03/30/2025 (a)(r)	Lending Club	04/01/2022	1,359	1,369	1,349
187804147.SRDLC, 22.99%, 03/30/2025 (a)(r)	Lending Club	04/01/2022	1,671	1,684	1,680
187804192.SRDLC, 6.99%, 04/06/2025 (a)(r)	Lending Club	04/08/2022	4,481	4,481	4,408
187810172.SRDLC, 30.99%, 04/04/2027 (a)(o)(r)	Lending Club	04/06/2022	13,930	14,111	—
187812001.SRDLC, 30.49%, 01/04/2028 (a)(o)(r)	Lending Club	04/06/2022	4,726	4,788	1,031
187812184.SRDLC, 28.99%, 04/06/2025 (a)(r)	Lending Club	04/08/2022	1,211	1,221	1,196
187813470.SRDLC, 30.99%, 04/04/2025 (a)(o)(r)	Lending Club	04/06/2022	2,287	2,317	166
187814662.SRDLC, 30.99%, 04/05/2027 (a)(r)	Lending Club	04/07/2022	4,195	4,240	4,081
187814754.SRDLC, 5.00%, 04/18/2028 (a)(o)(r)	Lending Club	04/07/2022	13,736	13,914	8,354
187815910.SRDLC, 26.99%, 04/18/2025 (a)(r)	Lending Club	04/06/2022	9,214	9,282	9,068
187816052.SRDLC, 28.49%, 04/04/2025 (a)(o)(r)	Lending Club	04/06/2022	3,940	3,992	964
187817752.SRDLC, 22.99%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	2,338	2,355	2,318
187820470.SRDLC, 20.99%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	1,155	1,163	1,133
187821270.SRDLC, 30.49%, 04/15/2025 (a)(r)	Lending Club	04/06/2022	2,490	2,507	2,458
187821300.SRDLC, 30.49%, 04/07/2025 (a)(r)	Lending Club	04/06/2022	1,844	1,858	1,812
187822317.SRDLC, 30.99%, 04/04/2027 (a)(o)(r)	Lending Club	04/06/2022	5,726	5,800	771
187823371.SRDLC, 30.99%, 04/13/2027 (a)(r)	Lending Club	04/06/2022	12,770	12,933	12,366
187824476.SRDLC, 21.99%, 04/05/2025 (a)(o)(r)	Lending Club	04/06/2022	7,650	7,748	7,484
187825124.SRDLC, 30.99%, 04/04/2027 (a)(o)(r)	Lending Club	04/06/2022	11,736	11,889	1,580
187830962.SRDLC, 12.54%, 04/10/2025 (a)(r)	Lending Club	04/06/2022	3,855	3,880	3,758
187832105.SRDLC, 30.99%, 05/28/2027 (a)(r)	Lending Club	04/06/2022	12,293	12,425	12,192
187832338.SRDLC, 22.99%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	8,769	8,832	8,691
187833165.SRDLC, 30.99%, 04/15/2027 (a)(r)	Lending Club	04/06/2022	5,121	5,180	4,960
187835742.SRDLC, 15.49%, 04/07/2025 (a)(r)	Lending Club	04/06/2022	5,647	5,720	5,503
187836068.SRDLC, 30.99%, 04/19/2027 (a)(r)	Lending Club	04/06/2022	7,175	7,257	7,004
187838477.SRDLC, 30.99%, 04/15/2025 (a)(o)(r)	Lending Club	04/06/2022	9,324	9,445	1,255
187839088.SRDLC, 30.99%, 04/04/2027 (a)(o)(r)	Lending Club	04/06/2022	13,683	13,861	2,151
187840012.SRDLC, 19.49%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	2,059	2,074	2,020
187843197.SRDLC, 11.99%, 04/19/2027 (a)(r)	Lending Club	04/06/2022	13,774	13,774	13,450
187843892.SRDLC, 24.99%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	2,367	2,384	2,346
187844022.SRDLC, 30.99%, 04/10/2027 (a)(r)	Lending Club	04/06/2022	12,693	12,858	12,355
187844865.SRDLC, 20.49%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	1,727	1,739	1,694
187845740.SRDLC, 30.99%, 04/30/2025 (a)(o)(r)	Lending Club	04/06/2022	6,733	6,821	906
187846033.SRDLC, 17.99%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	3,683	3,708	3,598
187847354.SRDLC, 15.00%, 09/04/2027 (a)(o)(r)	Lending Club	04/06/2022	21,650	21,928	11,970
187847388.SRDLC, 13.99%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	2,484	2,501	2,426
187847747.SRDLC, 5.00%, 04/04/2026 (a)(o)(r)	Lending Club	04/06/2022	3,256	3,268	3,160
187848474.SRDLC, 30.99%, 04/05/2025 (a)(r)	Lending Club	04/07/2022	1,103	1,111	1,088

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
187849251.SRDLC, 30.99%, 04/04/2025 (a)(o)(r)	Lending Club	04/06/2022	$2,859	$2,896	$79
187849309.SRDLC, 28.99%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	7,275	7,320	7,133
187850176.SRDLC, 28.49%, 04/04/2025 (a)(o)(r)	Lending Club	04/06/2022	2,451	2,483	330
187850551.SRDLC, 30.49%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	2,895	2,916	2,850
187851090.SRDLC, 23.49%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	1,760	1,772	1,735
187852320.SRDLC, 26.49%, 04/18/2027 (a)(r)	Lending Club	04/06/2022	10,009	10,116	9,805
187853969.SRDLC, 29.99%, 04/08/2027 (a)(o)(r)	Lending Club	04/06/2022	7,942	8,045	439
187853993.SRDLC, 15.49%, 04/04/2024 (a)(r)	Lending Club	04/06/2022	421	423	418
187854140.SRDLC, 20.49%, 04/04/2027 (a)(r)	Lending Club	04/06/2022	11,561	11,670	11,130
187854397.SRDLC, 30.99%, 08/04/2025 (a)(r)	Lending Club	04/06/2022	2,031	2,052	1,976
187854697.SRDLC, 22.99%, 04/04/2027 (a)(r)	Lending Club	04/06/2022	4,012	4,054	3,925
187855775.SRDLC, 26.99%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	1,227	1,236	1,210
187857140.SRDLC, 30.99%, 04/18/2027 (a)(r)	Lending Club	04/06/2022	4,287	4,336	4,154
187857517.SRDLC, 17.99%, 04/10/2025 (a)(o)(r)	Lending Club	04/06/2022	1,727	1,749	1,685
187857930.SRDLC, 30.99%, 04/12/2025 (a)(r)	Lending Club	04/06/2022	6,221	6,269	6,132
187858022.SRDLC, 17.74%, 04/19/2025 (a)(r)	Lending Club	04/06/2022	2,876	2,896	2,804
187859053.SRDLC, 17.99%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	1,700	1,711	1,661
187859227.SRDLC, 20.49%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	3,741	3,768	3,672
187859323.SRDLC, 30.99%, 05/25/2027 (a)(r)	Lending Club	04/06/2022	12,231	12,363	12,126
187859532.SRDLC, 20.99%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	2,887	2,908	2,833
187859602.SRDLC, 30.99%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	612	617	604
187861515.SRDLC, 30.99%, 04/04/2027 (a)(r)	Lending Club	04/06/2022	5,882	5,918	5,703
187862773.SRDLC, 28.49%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	4,349	4,382	4,289
187862799.SRDLC, 30.99%, 04/04/2027 (a)(o)(r)	Lending Club	04/06/2022	1,507	1,527	926
187863084.SRDLC, 30.99%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	613	617	604
187864635.SRDLC, 24.99%, 09/20/2025 (a)(o)(r)	Lending Club	04/07/2022	4,950	5,014	4,772
187864708.SRDLC, 27.99%, 04/19/2027 (a)(r)	Lending Club	04/06/2022	15,110	15,302	14,779
187865693.SRDLC, 15.74%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	9,907	9,949	9,680
187865748.SRDLC, 16.99%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	3,378	3,401	3,300
187865773.SRDLC, 17.99%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	4,079	4,108	3,986
187865865.SRDLC, 30.99%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	1,225	1,235	1,209
187866166.SRDLC, 30.99%, 04/04/2027 (a)(r)	Lending Club	04/06/2022	12,585	12,720	12,236
187866389.SRDLC, 30.99%, 04/04/2027 (a)(r)	Lending Club	04/06/2022	4,195	4,240	4,078
187869709.SRDLC, 28.99%, 04/15/2027 (a)(r)	Lending Club	04/06/2022	15,208	15,381	14,722
187871047.SRDLC, 30.99%, 04/09/2025 (a)(r)	Lending Club	04/06/2022	3,710	3,738	3,650
187871605.SRDLC, 30.99%, 04/04/2027 (a)(o)(r)	Lending Club	04/06/2022	21,576	21,857	7,567
187872374.SRDLC, 24.99%, 08/12/2025 (a)(o)(r)	Lending Club	04/06/2022	3,265	3,308	—
187872598.SRDLC, 30.99%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	919	925	906
187873132.SRDLC, 17.99%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	2,503	2,520	2,446
187873200.SRDLC, 17.99%, 10/04/2025 (a)(o)(r)	Lending Club	04/06/2022	2,788	2,824	2,688
187873238.SRDLC, 25.99%, 04/17/2025 (a)(o)(r)	Lending Club	04/06/2022	5,090	5,128	5,031
187873507.SRDLC, 28.74%, 04/04/2026 (a)(r)	Lending Club	04/06/2022	7,488	7,559	7,336
187875633.SRDLC, 15.00%, 10/27/2027 (a)(o)(r)	Lending Club	04/08/2022	25,776	25,776	14,116
187875778.SRDLC, 6.79%, 04/15/2025 (a)(r)	Lending Club	04/19/2022	8,931	8,931	8,734
187876607.SRDLC, 15.99%, 04/19/2025 (a)(o)(r)	Lending Club	04/06/2022	1,799	1,811	1,752
187876882.SRDLC, 20.49%, 04/04/2027 (a)(r)	Lending Club	04/06/2022	7,977	8,059	7,680
187877543.SRDLC, 26.49%, 04/19/2027 (a)(o)(r)	Lending Club	04/06/2022	10,954	11,096	1,474
187878586.SRDLC, 6.49%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	2,883	2,883	2,837
187881830.SRDLC, 30.99%, 04/15/2027 (a)(r)	Lending Club	04/06/2022	16,974	17,157	16,574
187883261.SRDLC, 16.99%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	2,821	2,840	2,748
187884247.SRDLC, 30.99%, 04/23/2027 (a)(o)(r)	Lending Club	04/06/2022	8,552	8,644	8,343
187884491.SRDLC, 30.99%, 04/17/2025 (a)(r)	Lending Club	04/06/2022	922	924	911
187887142.SRDLC, 24.49%, 04/04/2027 (a)(r)	Lending Club	04/06/2022	6,514	6,581	6,375
187887270.SRDLC, 25.49%, 04/15/2025 (a)(r)	Lending Club	04/07/2022	5,952	5,996	5,899
187887355.SRDLC, 30.49%, 04/05/2027 (a)(r)	Lending Club	04/07/2022	11,875	11,945	11,537
187887520.SRDLC, 26.99%, 04/04/2027 (a)(r)	Lending Club	04/06/2022	12,360	12,360	12,057
187890698.SRDLC, 17.99%, 04/19/2025 (a)(r)	Lending Club	04/07/2022	3,146	3,168	3,075

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
187891190.SRDLC, 24.99%, 04/06/2027 (a)(r)	Lending Club	04/08/2022	$4,081	$4,124	$3,998
187895127.SRDLC, 27.99%, 04/15/2025 (a)(r)	Lending Club	04/06/2022	2,574	2,594	2,531
187899203.SRDLC, 24.99%, 04/05/2025 (a)(r)	Lending Club	04/07/2022	12,770	12,863	12,661
187899456.SRDLC, 30.99%, 04/21/2027 (a)(o)(r)	Lending Club	04/08/2022	19,989	19,989	19,639
187899525.SRDLC, 24.99%, 04/07/2025 (a)(r)	Lending Club	04/11/2022	2,958	2,980	2,938
187899555.SRDLC, 19.99%, 04/06/2025 (a)(r)	Lending Club	04/08/2022	3,801	3,828	3,733
187902334.SRDLC, 30.99%, 04/05/2025 (a)(r)	Lending Club	04/07/2022	5,515	5,557	5,442
187903235.SRDLC, 30.99%, 02/03/2028 (a)(o)(r)	Lending Club	04/06/2022	4,521	4,579	2,706
187903875.SRDLC, 17.99%, 04/05/2025 (a)(o)(r)	Lending Club	04/07/2022	2,172	2,200	481
187903936.SRDLC, 29.99%, 04/10/2025 (a)(o)(r)	Lending Club	04/08/2022	4,269	4,324	575
187904384.SRDLC, 30.99%, 04/08/2027 (a)(o)(r)	Lending Club	04/07/2022	5,295	5,364	713
187904399.SRDLC, 17.99%, 08/25/2025 (a)(o)(r)	Lending Club	04/07/2022	3,951	4,002	476
187904645.SRDLC, 23.99%, 04/04/2025 (a)(o)(r)	Lending Club	04/06/2022	6,674	6,674	551
187904786.SRDLC, 30.99%, 04/05/2025 (a)(r)	Lending Club	04/07/2022	1,834	1,847	1,810
187905066.SRDLC, 24.99%, 04/05/2025 (a)(r)	Lending Club	04/07/2022	4,260	4,291	4,225
187905484.SRDLC, 15.00%, 08/28/2027 (a)(r)	Lending Club	04/08/2022	13,011	13,165	8,199
187906366.SRDLC, 30.99%, 04/05/2025 (a)(o)(r)	Lending Club	04/07/2022	14,567	14,757	1,961
187907513.SRDLC, 28.49%, 04/05/2027 (a)(r)	Lending Club	04/07/2022	9,127	9,224	8,875
187909316.SRDLC, 30.99%, 04/05/2027 (a)(o)(r)	Lending Club	04/07/2022	4,505	4,564	606
187909377.SRDLC, 13.19%, 04/01/2025 (a)(r)	Lending Club	04/06/2022	3,563	3,563	3,467
187910215.SRDLC, 20.49%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	1,242	1,251	1,218
187910262.SRDLC, 15.99%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	4,476	4,504	4,360
187911176.SRDLC, 30.99%, 04/15/2027 (a)(o)(r)	Lending Club	04/06/2022	8,388	8,497	—
187914262.SRDLC, 30.99%, 04/05/2027 (a)(r)	Lending Club	04/07/2022	16,780	16,960	16,325
187914526.SRDLC, 13.19%, 05/10/2025 (a)(o)(r)	Lending Club	04/28/2022	5,470	5,470	866
187916897.SRDLC, 30.99%, 04/05/2027 (a)(r)	Lending Club	04/07/2022	7,048	7,109	6,856
187917757.SRDLC, 23.49%, 04/06/2025 (a)(o)(r)	Lending Club	04/08/2022	9,790	9,917	1,318
187920689.SRDLC, 25.49%, 04/05/2027 (a)(r)	Lending Club	04/07/2022	5,595	5,655	5,478
187923397.SRDLC, 30.99%, 04/16/2027 (a)(r)	Lending Club	04/07/2022	12,776	12,922	12,448
187925186.SRDLC, 25.99%, 04/05/2027 (a)(r)	Lending Club	04/07/2022	6,563	6,630	6,412
187925702.SRDLC, 23.99%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	2,352	2,352	2,298
187926595.SRDLC, 22.99%, 04/06/2025 (a)(o)(r)	Lending Club	04/08/2022	5,889	5,965	793
187926631.SRDLC, 26.74%, 04/05/2027 (a)(r)	Lending Club	04/07/2022	12,346	12,476	11,999
187926998.SRDLC, 7.99%, 04/30/2025 (a)(r)	Lending Club	04/19/2022	6,402	6,402	6,283
187927267.SRDLC, 26.49%, 04/05/2027 (a)(o)(r)	Lending Club	04/07/2022	20,848	21,119	6,757
187930630.SRDLC, 27.99%, 04/20/2025 (a)(r)	Lending Club	04/07/2022	3,079	3,103	3,048
187934515.SRDLC, 30.99%, 11/20/2025 (a)(o)(r)	Lending Club	04/07/2022	13,301	13,474	1,790
187936291.SRDLC, 16.49%, 04/05/2027 (a)(r)	Lending Club	04/07/2022	3,902	3,941	3,626
187936598.SRDLC, 28.99%, 04/15/2024 (a)(o)(r)	Lending Club	04/07/2022	3,950	4,001	532
187939726.SRDLC, 19.99%, 04/06/2027 (a)(r)	Lending Club	04/08/2022	7,934	8,014	7,641
187939812.SRDLC, 14.24%, 04/06/2025 (a)(r)	Lending Club	04/08/2022	2,488	2,505	2,431
187940222.SRDLC, 23.49%, 09/19/2025 (a)(o)(r)	Lending Club	04/08/2022	17,818	17,954	17,395
187941246.SRDLC, 22.74%, 04/06/2025 (a)(r)	Lending Club	04/08/2022	584	588	579
187941261.SRDLC, 30.99%, 04/06/2027 (a)(o)(r)	Lending Club	04/08/2022	21,860	22,145	7,710
187941743.SRDLC, 30.99%, 04/06/2027 (a)(o)(r)	Lending Club	04/08/2022	5,822	5,898	784
187943954.SRDLC, 9.99%, 04/04/2027 (a)(r)	Lending Club	04/06/2022	30,011	30,011	29,203
187945171.SRDLC, 30.99%, 04/06/2027 (a)(o)(r)	Lending Club	04/08/2022	10,862	11,003	10,573
187945878.SRDLC, 15.49%, 04/15/2024 (a)(o)(r)	Lending Club	04/08/2022	1,650	1,671	222
187947629.SRDLC, 30.99%, 04/16/2027 (a)(r)	Lending Club	04/08/2022	4,253	4,301	4,144
187948199.SRDLC, 30.99%, 04/13/2027 (a)(r)	Lending Club	04/08/2022	8,483	8,575	8,245
187948779.SRDLC, 30.99%, 04/06/2027 (a)(r)	Lending Club	04/08/2022	7,097	7,133	6,881
187951250.SRDLC, 15.69%, 04/26/2027 (a)(r)	Lending Club	04/28/2022	22,139	22,139	21,474
187953821.SRDLC, 19.99%, 04/19/2025 (a)(r)	Lending Club	04/08/2022	2,891	2,911	2,840
187953962.SRDLC, 11.99%, 04/14/2027 (a)(r)	Lending Club	04/18/2022	2,431	2,431	2,376
187961524.SRDLC, 30.99%, 04/15/2026 (a)(r)	Lending Club	04/08/2022	10,708	10,811	10,537
187967810.SRDLC, 30.99%, 11/18/2027 (a)(o)(r)	Lending Club	04/08/2022	11,017	11,160	1,827
187969294.SRDLC, 25.49%, 04/06/2025 (a)(r)	Lending Club	04/08/2022	1,780	1,793	1,767

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
187973616.SRDLC, 13.19%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	$2,471	$2,471	$2,419
187973884.SRDLC, 9.69%, 04/27/2027 (a)(r)	Lending Club	04/29/2022	14,977	14,977	14,632
187974382.SRDLC, 24.49%, 04/06/2027 (a)(r)	Lending Club	04/08/2022	5,699	5,759	5,582
187975935.SRDLC, 20.49%, 04/26/2025 (a)(r)	Lending Club	04/28/2022	5,183	5,183	5,155
187978396.SRDLC, 30.49%, 04/01/2027 (a)(r)	Lending Club	04/08/2022	4,875	4,928	4,739
187978760.SRDLC, 30.99%, 04/06/2027 (a)(o)(r)	Lending Club	04/08/2022	5,337	5,406	718
187978875.SRDLC, 23.49%, 04/16/2025 (a)(o)(r)	Lending Club	04/11/2022	9,174	9,174	1,235
187979553.SRDLC, 30.99%, 04/06/2025 (a)(r)	Lending Club	04/08/2022	1,103	1,111	1,089
187981341.SRDLC, 21.49%, 04/06/2027 (a)(r)	Lending Club	04/08/2022	3,875	3,914	3,735
187981645.SRDLC, 30.99%, 04/15/2025 (a)(r)	Lending Club	04/08/2022	5,123	5,163	5,042
187982842.SRDLC, 19.49%, 04/06/2025 (a)(r)	Lending Club	04/08/2022	686	691	674
187982886.SRDLC, 22.49%, 04/30/2027 (a)(r)	Lending Club	04/06/2022	19,698	19,698	19,533
187983448.SRDLC, 28.99%, 04/20/2025 (a)(o)(r)	Lending Club	04/08/2022	3,777	3,807	3,744
187984127.SRDLC, 18.49%, 04/06/2027 (a)(r)	Lending Club	04/08/2022	12,627	12,754	11,743
187984198.SRDLC, 9.69%, 04/04/2027 (a)(r)	Lending Club	04/06/2022	14,977	14,977	14,625
187984558.SRDLC, 17.99%, 04/06/2025 (a)(r)	Lending Club	04/08/2022	740	746	724
187999901.SRDLC, 6.59%, 04/04/2026 (a)(r)	Lending Club	04/06/2022	3,410	3,410	2,163
188003565.SRDLC, 13.19%, 04/04/2027 (a)(r)	Lending Club	04/06/2022	16,073	16,073	15,806
188003641.SRDLC, 7.59%, 04/05/2027 (a)(r)	Lending Club	04/07/2022	29,545	29,545	28,700
188018369.SRDLC, 14.49%, 04/04/2025 (a)(r)	Lending Club	04/06/2022	2,435	2,435	2,386
188028189.SRDLC, 12.19%, 04/12/2025 (a)(r)	Lending Club	04/14/2022	2,347	2,347	2,290
188044743.SRDLC, 23.99%, 04/05/2025 (a)(r)	Lending Club	04/07/2022	588	588	575
188047484.SRDLC, 9.69%, 04/05/2025 (a)(r)	Lending Club	04/07/2022	8,042	8,042	7,899
188048867.SRDLC, 11.99%, 04/12/2025 (a)(r)	Lending Club	04/14/2022	11,410	11,410	11,210
188063554.SRDLC, 14.19%, 04/05/2025 (a)(o)(r)	Lending Club	04/07/2022	1,532	1,532	1,501
188071537.SRDLC, 14.99%, 04/13/2027 (a)(r)	Lending Club	04/11/2022	18,057	18,057	17,417
188077112.SRDLC, 7.49%, 04/06/2025 (a)(r)	Lending Club	04/08/2022	20,145	20,145	19,834
188090500.SRDLC, 26.79%, 04/26/2025 (a)(o)(r)	Lending Club	04/13/2022	13,563	13,563	—
188093871.SRDLC, 13.19%, 04/21/2027 (a)(r)	Lending Club	04/08/2022	12,116	12,116	11,923
188101498.SRDLC, 23.99%, 04/07/2027 (a)(o)(r)	Lending Club	04/11/2022	22,189	22,189	2,987
188110010.SRDLC, 13.19%, 04/15/2027 (a)(o)(r)	Lending Club	04/11/2022	14,925	14,925	—
188111080.SRDLC, 22.49%, 04/18/2025 (a)(o)(r)	Lending Club	04/20/2022	11,197	11,197	1,507
188115513.SRDLC, 7.49%, 04/07/2025 (a)(r)	Lending Club	04/11/2022	1,584	1,584	1,559
188116171.SRDLC, 10.99%, 08/15/2025 (a)(o)(r)	Lending Club	04/08/2022	6,196	6,196	1,002
188118276.SRDLC, 14.09%, 04/29/2027 (a)(r)	Lending Club	04/12/2022	23,384	23,384	22,620
188125168.SRDLC, 7.99%, 04/07/2025 (a)(r)	Lending Club	04/11/2022	13,246	13,246	12,951
188135932.SRDLC, 25.99%, 04/07/2027 (a)(r)	Lending Club	04/11/2022	6,561	6,561	6,411
188141825.SRDLC, 16.99%, 04/15/2025 (a)(r)	Lending Club	04/11/2022	3,407	3,406	3,329
188151431.SRDLC, 6.49%, 04/18/2025 (a)(r)	Lending Club	04/20/2022	5,033	5,033	4,951
188152374.SRDLC, 6.49%, 04/08/2025 (a)(r)	Lending Club	04/12/2022	10,485	10,485	10,318
188154421.SRDLC, 6.59%, 04/07/2027 (a)(r)	Lending Club	04/11/2022	10,638	10,638	10,333
188155614.SRDLC, 12.49%, 04/27/2025 (a)(r)	Lending Club	04/29/2022	2,732	2,732	2,683
188157838.SRDLC, 9.99%, 04/01/2027 (a)(r)	Lending Club	04/18/2022	10,633	10,633	10,395
188163418.SRDLC, 8.49%, 04/28/2025 (a)(r)	Lending Club	05/02/2022	5,104	5,104	5,015
188173201.SRDLC, 9.99%, 04/08/2025 (a)(r)	Lending Club	04/12/2022	537	537	528
188176512.SRDLC, 21.49%, 04/15/2027 (a)(r)	Lending Club	04/19/2022	16,042	16,042	15,886
188177085.SRDLC, 7.09%, 04/08/2025 (a)(r)	Lending Club	04/12/2022	6,054	6,054	5,958
188180448.SRDLC, 8.99%, 04/11/2025 (a)(r)	Lending Club	04/13/2022	8,003	8,003	7,826
188180458.SRDLC, 13.19%, 07/20/2027 (a)(r)	Lending Club	04/12/2022	12,678	12,678	6,822
188180817.SRDLC, 9.69%, 04/18/2027 (a)(r)	Lending Club	04/20/2022	14,977	14,977	14,629
188186855.SRDLC, 6.59%, 04/11/2025 (a)(r)	Lending Club	04/13/2022	3,148	3,148	3,077
188187819.SRDLC, 23.99%, 04/08/2027 (a)(r)	Lending Club	04/12/2022	7,310	7,310	7,259
188192898.SRDLC, 23.49%, 04/13/2027 (a)(o)(r)	Lending Club	04/15/2022	18,374	18,374	2,473
188196917.SRDLC, 22.49%, 04/10/2027 (a)(o)(r)	Lending Club	04/13/2022	16,222	16,222	—
188197766.SRDLC, 8.99%, 04/11/2027 (a)(o)(r)	Lending Club	04/13/2022	2,434	2,433	701
188200624.SRDLC, 7.59%, 04/11/2027 (a)(r)	Lending Club	04/13/2022	12,556	12,556	12,200
188202504.SRDLC, 18.19%, 04/11/2027 (a)(r)	Lending Club	04/13/2022	7,872	7,872	7,625

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
188208257.SRDLC, 14.49%, 04/17/2025 (a)(r)	Lending Club	04/13/2022	$1,047	$1,047	$1,033
188209820.SRDLC, 20.99%, 04/30/2027 (a)(r)	Lending Club	04/22/2022	8,063	8,063	7,977
188210936.SRDLC, 9.29%, 04/11/2025 (a)(r)	Lending Club	04/13/2022	8,287	8,287	8,121
188212079.SRDLC, 7.59%, 04/30/2025 (a)(r)	Lending Club	04/13/2022	4,258	4,258	4,171
188214895.SRDLC, 26.79%, 04/21/2025 (a)(o)(r)	Lending Club	04/14/2022	10,894	10,894	10,867
188214926.SRDLC, 16.19%, 04/11/2027 (a)(r)	Lending Club	04/13/2022	4,207	4,207	4,073
188232511.SRDLC, 4.99%, 04/20/2025 (a)(r)	Lending Club	04/13/2022	5,417	5,416	5,339
188241974.SRDLC, 26.79%, 04/27/2027 (a)(o)(r)	Lending Club	04/29/2022	6,336	6,336	853
188242926.SRDLC, 22.49%, 05/16/2027 (a)(r)	Lending Club	05/11/2022	14,825	14,825	14,648
188243266.SRDLC, 12.99%, 04/11/2027 (a)(r)	Lending Club	04/13/2022	11,467	11,467	11,061
188245083.SRDLC, 18.99%, 04/11/2027 (a)(r)	Lending Club	04/13/2022	25,484	25,484	25,200
188253660.SRDLC, 8.99%, 04/11/2027 (a)(r)	Lending Club	04/13/2022	7,455	7,455	7,280
188262303.SRDLC, 8.99%, 04/11/2025 (a)(r)	Lending Club	04/13/2022	2,134	2,134	2,087
188269841.SRDLC, 14.99%, 04/15/2027 (a)(r)	Lending Club	04/13/2022	19,386	19,386	18,752
188271685.SRDLC, 5.09%, 04/11/2025 (a)(r)	Lending Club	04/13/2022	3,114	3,114	3,044
188272070.SRDLC, 7.59%, 04/12/2025 (a)(r)	Lending Club	04/14/2022	6,076	6,076	5,954
188288146.SRDLC, 19.49%, 04/13/2027 (a)(r)	Lending Club	04/15/2022	3,164	3,164	2,995
188299292.SRDLC, 8.99%, 04/12/2025 (a)(r)	Lending Club	04/14/2022	2,415	2,415	2,385
188303266.SRDLC, 28.99%, 04/26/2027 (a)(o)(r)	Lending Club	04/18/2022	3,296	3,296	—
188306165.SRDLC, 14.19%, 04/12/2025 (a)(o)(r)	Lending Club	04/14/2022	6,296	6,296	847
188317069.SRDLC, 20.99%, 04/19/2027 (a)(r)	Lending Club	04/21/2022	9,598	9,598	9,529
188317779.SRDLC, 6.99%, 04/20/2027 (a)(r)	Lending Club	04/18/2022	7,515	7,515	7,315
188334977.SRDLC, 8.99%, 04/13/2025 (a)(r)	Lending Club	04/15/2022	16,006	16,006	15,653
188335663.SRDLC, 16.99%, 04/23/2025 (a)(r)	Lending Club	04/15/2022	4,546	4,546	4,482
188347330.SRDLC, 12.49%, 04/18/2025 (a)(o)(r)	Lending Club	04/20/2022	6,364	6,364	857
188348223.SRDLC, 25.99%, 04/16/2027 (a)(r)	Lending Club	04/15/2022	13,151	13,151	12,838
188369317.SRDLC, 10.00%, 04/22/2027 (a)(r)	Lending Club	04/26/2022	27,012	27,012	26,392
188382495.SRDLC, 10.59%, 04/14/2027 (a)(r)	Lending Club	04/18/2022	18,829	18,829	18,395
188383621.SRDLC, 17.19%, 04/14/2027 (a)(r)	Lending Club	04/18/2022	5,014	5,014	4,829
188396800.SRDLC, 10.89%, 04/30/2025 (a)(r)	Lending Club	04/22/2022	17,087	17,087	16,753
188413118.SRDLC, 9.79%, 04/15/2027 (a)(o)(r)	Lending Club	04/19/2022	3,696	3,696	497
188414239.SRDLC, 5.99%, 04/15/2025 (a)(r)	Lending Club	04/19/2022	2,351	2,351	2,313
188423939.SRDLC, 6.59%, 04/15/2027 (a)(r)	Lending Club	04/19/2022	16,864	16,864	16,420
188429512.SRDLC, 26.79%, 04/14/2025 (a)(r)	Lending Club	04/18/2022	1,794	1,794	1,800
188443111.SRDLC, 9.99%, 04/18/2027 (a)(r)	Lending Club	04/20/2022	9,754	9,754	9,528
188450644.SRDLC, 5.99%, 04/28/2025 (a)(o)(r)	Lending Club	05/02/2022	3,218	3,218	426
188458413.SRDLC, 16.99%, 04/18/2025 (a)(r)	Lending Club	04/20/2022	2,815	2,815	2,779
188459918.SRDLC, 12.49%, 04/21/2025 (a)(o)(r)	Lending Club	04/25/2022	13,689	13,689	3,052
188461120.SRDLC, 7.59%, 04/21/2027 (a)(o)(r)	Lending Club	04/21/2022	8,879	8,879	—
188463802.SRDLC, 15.99%, 04/22/2025 (a)(r)	Lending Club	04/19/2022	5,630	5,630	5,516
188469901.SRDLC, 8.79%, 04/18/2025 (a)(o)(r)	Lending Club	04/20/2022	18,484	18,484	18,086
188470491.SRDLC, 7.09%, 04/25/2027 (a)(r)	Lending Club	04/27/2022	5,359	5,359	5,211
188486804.SRDLC, 14.69%, 04/28/2025 (a)(r)	Lending Club	05/02/2022	1,386	1,386	1,372
188494020.SRDLC, 15.19%, 04/18/2027 (a)(r)	Lending Club	04/20/2022	10,844	10,844	10,507
188498586.SRDLC, 16.99%, 04/27/2025 (a)(r)	Lending Club	04/29/2022	14,073	14,073	13,919
188506333.SRDLC, 7.59%, 04/18/2027 (a)(r)	Lending Club	04/20/2022	13,295	13,295	12,981
188508384.SRDLC, 27.79%, 04/18/2025 (a)(r)	Lending Club	04/20/2022	3,609	3,609	3,627
188512606.SRDLC, 16.19%, 04/18/2025 (a)(r)	Lending Club	04/20/2022	6,104	6,104	6,027
188512665.SRDLC, 16.19%, 04/18/2025 (a)(r)	Lending Club	04/20/2022	3,920	3,920	3,850
188524513.SRDLC, 14.09%, 04/20/2025 (a)(o)(r)	Lending Club	04/20/2022	10,939	10,939	2,459
188524541.SRDLC, 7.59%, 04/21/2027 (a)(r)	Lending Club	04/25/2022	8,863	8,863	8,615
188525090.SRDLC, 7.49%, 04/21/2025 (a)(r)	Lending Club	04/25/2022	1,056	1,056	1,039
188528715.SRDLC, 6.59%, 04/18/2025 (a)(r)	Lending Club	04/20/2022	2,361	2,361	2,308
188533982.SRDLC, 14.19%, 04/18/2027 (a)(r)	Lending Club	04/20/2022	9,240	9,240	8,903
188533985.SRDLC, 8.79%, 04/25/2025 (a)(o)(r)	Lending Club	04/27/2022	8,406	8,406	8,234
188548893.SRDLC, 7.59%, 05/03/2027 (a)(r)	Lending Club	05/05/2022	16,587	16,587	16,092
188551734.SRDLC, 6.99%, 04/10/2025 (a)(r)	Lending Club	04/27/2022	6,280	6,280	6,180

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
188554654.SRDLC, 13.69%, 05/02/2025 (a)(o)(r)	Lending Club	05/04/2022	$1,821	$1,821	$1,788
188560211.SRDLC, 14.19%, 04/25/2027 (a)(r)	Lending Club	04/27/2022	9,240	9,240	8,916
188560858.SRDLC, 15.19%, 04/25/2027 (a)(r)	Lending Club	04/27/2022	23,236	23,236	22,534
188566856.SRDLC, 10.99%, 04/18/2025 (a)(r)	Lending Club	04/20/2022	4,544	4,544	4,426
188574943.SRDLC, 28.99%, 04/22/2027 (a)(o)(r)	Lending Club	04/26/2022	10,124	10,124	10,255
188588178.SRDLC, 7.49%, 07/19/2025 (a)(o)(r)	Lending Club	04/21/2022	11,885	11,885	1,600
188593549.SRDLC, 27.99%, 04/20/2025 (a)(r)	Lending Club	04/22/2022	14,552	14,552	14,559
188597290.SRDLC, 7.49%, 04/15/2027 (a)(r)	Lending Club	04/21/2022	22,116	22,116	21,540
188602043.SRDLC, 23.99%, 04/25/2027 (a)(o)(r)	Lending Club	04/25/2022	16,834	16,834	2,266
188603010.SRDLC, 14.69%, 04/20/2025 (a)(r)	Lending Club	04/22/2022	3,327	3,327	3,286
188610073.SRDLC, 11.99%, 04/20/2025 (a)(r)	Lending Club	04/22/2022	817	817	796
188620193.SRDLC, 9.99%, 04/20/2025 (a)(r)	Lending Club	04/22/2022	3,223	3,223	3,167
188623035.SRDLC, 11.99%, 04/20/2025 (a)(r)	Lending Club	04/22/2022	12,695	12,695	12,467
188633812.SRDLC, 14.99%, 04/20/2027 (a)(o)(r)	Lending Club	04/22/2022	11,305	11,305	—
188637325.SRDLC, 9.99%, 04/20/2025 (a)(r)	Lending Club	04/22/2022	6,984	6,984	6,803
188639510.SRDLC, 23.99%, 04/21/2027 (a)(r)	Lending Club	04/25/2022	8,122	8,122	8,101
188643355.SRDLC, 11.99%, 04/20/2027 (a)(r)	Lending Club	04/22/2022	12,157	12,157	11,834
188643790.SRDLC, 11.99%, 04/20/2025 (a)(r)	Lending Club	04/22/2022	5,446	5,446	5,306
188651498.SRDLC, 9.99%, 04/21/2027 (a)(r)	Lending Club	04/25/2022	6,002	6,002	5,864
188655269.SRDLC, 9.09%, 04/20/2025 (a)(r)	Lending Club	04/22/2022	5,339	5,339	5,222
188662151.SRDLC, 10.99%, 04/20/2025 (a)(r)	Lending Club	04/22/2022	6,491	6,491	6,323
188663171.SRDLC, 10.89%, 04/21/2025 (a)(r)	Lending Club	04/25/2022	7,568	7,568	7,436
188683792.SRDLC, 14.99%, 04/25/2027 (a)(r)	Lending Club	04/27/2022	5,415	5,415	5,251
188683963.SRDLC, 30.99%, 04/27/2027 (a)(r)	Lending Club	04/29/2022	15,744	15,744	16,053
188687759.SRDLC, 14.99%, 04/22/2027 (a)(r)	Lending Club	04/26/2022	11,604	11,604	11,251
188691099.SRDLC, 7.59%, 04/26/2027 (a)(r)	Lending Club	04/28/2022	14,034	14,034	13,642
188695663.SRDLC, 8.99%, 04/27/2025 (a)(r)	Lending Club	04/29/2022	6,402	6,402	6,263
188701267.SRDLC, 17.44%, 04/21/2027 (a)(r)	Lending Club	04/25/2022	15,692	15,692	15,220
188705387.SRDLC, 6.49%, 04/22/2025 (a)(o)(r)	Lending Club	04/26/2022	2,759	2,759	2,712
188705941.SRDLC, 14.99%, 04/21/2027 (a)(r)	Lending Club	04/25/2022	15,474	15,473	14,985
188715091.SRDLC, 23.99%, 04/22/2027 (a)(r)	Lending Club	04/26/2022	32,489	32,489	32,418
188726937.SRDLC, 16.99%, 04/26/2025 (a)(o)(r)	Lending Club	04/28/2022	4,140	4,140	557
188732658.SRDLC, 14.99%, 04/25/2027 (a)(o)(r)	Lending Club	04/27/2022	18,048	18,048	2,429
188737087.SRDLC, 13.49%, 04/25/2027 (a)(r)	Lending Club	04/27/2022	30,671	30,671	29,905
188739371.SRDLC, 12.34%, 04/21/2025 (a)(r)	Lending Club	05/02/2022	3,267	3,267	3,138
188759011.SRDLC, 11.69%, 04/25/2026 (a)(r)	Lending Club	04/27/2022	16,617	16,617	16,449
188761265.SRDLC, 6.59%, 04/25/2025 (a)(r)	Lending Club	04/27/2022	5,246	5,246	5,131
188767705.SRDLC, 30.99%, 04/25/2027 (a)(o)(r)	Lending Club	04/27/2022	16,979	16,979	2,285
188769548.SRDLC, 6.59%, 04/28/2027 (a)(r)	Lending Club	05/02/2022	8,731	8,731	8,501
188779064.SRDLC, 15.00%, 08/27/2025 (a)(o)(r)	Lending Club	04/29/2022	3,266	3,266	2,279
188780842.SRDLC, 8.49%, 04/29/2025 (a)(r)	Lending Club	04/27/2022	10,652	10,652	10,459
188788459.SRDLC, 10.59%, 04/11/2027 (a)(r)	Lending Club	04/27/2022	10,864	10,864	10,578
188793044.SRDLC, 8.49%, 04/25/2025 (a)(r)	Lending Club	04/27/2022	5,317	5,317	5,223
188799399.SRDLC, 6.99%, 04/25/2025 (a)(r)	Lending Club	04/27/2022	21,044	21,044	20,703
188800045.SRDLC, 5.59%, 04/26/2027 (a)(r)	Lending Club	04/28/2022	29,145	29,145	28,370
188805410.SRDLC, 6.59%, 04/26/2025 (a)(r)	Lending Club	04/28/2022	6,296	6,295	6,157
188815893.SRDLC, 8.79%, 04/25/2025 (a)(r)	Lending Club	04/27/2022	1,865	1,865	1,831
188838520.SRDLC, 12.49%, 04/27/2025 (a)(r)	Lending Club	04/29/2022	8,200	8,200	8,037
188843204.SRDLC, 14.99%, 04/26/2027 (a)(r)	Lending Club	04/28/2022	7,739	7,739	7,496
188846276.SRDLC, 11.89%, 05/10/2027 (a)(r)	Lending Club	04/29/2022	31,154	31,154	30,366
188851082.SRDLC, 23.49%, 04/28/2027 (a)(r)	Lending Club	05/02/2022	12,882	12,882	12,880
188852531.SRDLC, 13.49%, 04/20/2027 (a)(o)(r)	Lending Club	04/29/2022	23,322	23,322	22,726
188865237.SRDLC, 14.09%, 04/30/2027 (a)(r)	Lending Club	05/02/2022	7,704	7,704	7,467
188871984.SRDLC, 22.49%, 04/27/2027 (a)(o)(r)	Lending Club	04/29/2022	13,297	13,297	13,150
188874153.SRDLC, 11.99%, 04/28/2027 (a)(o)(r)	Lending Club	05/02/2022	7,743	7,743	7,559
188874439.SRDLC, 21.79%, 04/27/2025 (a)(r)	Lending Club	04/29/2022	1,721	1,721	1,694
188879701.SRDLC, 23.99%, 04/10/2027 (a)(o)(r)	Lending Club	04/29/2022	21,986	21,986	3,405

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
188880423.SRDLC, 21.49%, 04/30/2025 (a)(r)	Lending Club	04/29/2022	$2,907	$2,907	$2,895
188886850.SRDLC, 7.49%, 04/28/2025 (a)(r)	Lending Club	05/02/2022	4,224	4,224	4,155
188890261.SRDLC, 22.99%, 04/27/2025 (a)(r)	Lending Club	04/29/2022	1,428	1,428	1,433
188891894.SRDLC, 7.99%, 04/28/2025 (a)(r)	Lending Club	05/02/2022	1,060	1,060	1,041
188892512.SRDLC, 16.99%, 04/28/2025 (a)(r)	Lending Club	05/02/2022	3,378	3,378	3,342
188906059.SRDLC, 22.99%, 04/28/2025 (a)(r)	Lending Club	05/02/2022	2,923	2,923	2,868
188906118.SRDLC, 7.09%, 04/28/2027 (a)(r)	Lending Club	05/02/2022	15,459	15,459	15,028
190431243.SRDLC, 30.99%, 07/20/2025 (a)(r)	Lending Club	07/07/2022	3,532	3,550	3,448
190580202.SRDLC, 20.49%, 07/05/2025 (a)(r)	Lending Club	07/07/2022	3,934	3,950	3,815
190585073.SRDLC, 16.99%, 07/07/2025 (a)(o)(r)	Lending Club	07/11/2022	17,391	17,521	3,784
190656219.SRDLC, 21.99%, 07/21/2025 (a)(r)	Lending Club	07/13/2022	4,314	4,335	4,189
190734719.SRDLC, 29.74%, 07/05/2025 (a)(r)	Lending Club	07/07/2022	6,862	6,896	6,673
190739134.SRDLC, 6.49%, 07/20/2027 (a)(r)	Lending Club	07/08/2022	27,375	27,375	26,602
190788536.SRDLC, 15.00%, 09/18/2026 (a)(r)	Lending Club	07/20/2022	3,290	3,319	2,177
190818629.SRDLC, 24.99%, 07/15/2025 (a)(r)	Lending Club	07/07/2022	6,083	6,110	5,944
190843610.SRDLC, 26.49%, 07/05/2027 (a)(o)(r)	Lending Club	07/07/2022	10,450	10,528	10,095
190873520.SRDLC, 15.74%, 07/11/2025 (a)(r)	Lending Club	07/13/2022	3,836	3,854	3,716
190889207.SRDLC, 17.99%, 07/18/2025 (a)(o)(r)	Lending Club	07/20/2022	3,366	3,387	3,255
190893071.SRDLC, 20.99%, 07/11/2025 (a)(r)	Lending Club	07/13/2022	11,831	11,888	11,498
190910095.SRDLC, 7.59%, 07/26/2025 (a)(o)(r)	Lending Club	07/13/2022	4,165	4,165	660
190913131.SRDLC, 28.49%, 07/05/2026 (a)(o)(r)	Lending Club	07/07/2022	2,485	2,503	334
190966377.SRDLC, 26.99%, 07/16/2025 (a)(r)	Lending Club	07/13/2022	2,729	2,743	2,656
190966542.SRDLC, 16.99%, 07/05/2025 (a)(r)	Lending Club	07/07/2022	1,609	1,617	1,557
190968042.SRDLC, 28.99%, 07/15/2025 (a)(r)	Lending Club	07/13/2022	4,144	4,171	4,025
190983738.SRDLC, 18.99%, 07/15/2025 (a)(r)	Lending Club	07/08/2022	3,261	3,261	3,155
191000884.SRDLC, 30.99%, 07/05/2027 (a)(r)	Lending Club	07/07/2022	13,068	13,152	12,583
191007294.SRDLC, 30.99%, 07/06/2027 (a)(o)(r)	Lending Club	07/08/2022	19,406	19,552	2,612
191015102.SRDLC, 30.99%, 07/05/2027 (a)(o)(r)	Lending Club	07/07/2022	18,960	19,102	2,552
191024293.SRDLC, 15.24%, 07/07/2025 (a)(r)	Lending Club	07/11/2022	1,913	1,913	1,872
191030355.SRDLC, 25.99%, 07/06/2025 (a)(r)	Lending Club	07/08/2022	1,993	2,001	1,943
191035222.SRDLC, 17.54%, 07/20/2027 (a)(r)	Lending Club	07/07/2022	6,540	6,580	6,070
191038262.SRDLC, 28.99%, 08/15/2025 (a)(r)	Lending Club	08/08/2022	14,364	14,449	14,026
191042171.SRDLC, 10.99%, 07/07/2026 (a)(r)	Lending Club	07/11/2022	27,123	27,123	26,488
191043882.SRDLC, 16.24%, 07/20/2025 (a)(r)	Lending Club	07/07/2022	2,909	2,923	2,817
191058033.SRDLC, 21.99%, 07/05/2025 (a)(o)(r)	Lending Club	07/07/2022	5,147	5,186	—
191073209.SRDLC, 30.99%, 06/11/2028 (a)(o)(r)	Lending Club	07/13/2022	2,961	2,983	1,058
191076667.SRDLC, 16.49%, 07/05/2025 (a)(r)	Lending Club	07/07/2022	3,210	3,225	3,106
191080389.SRDLC, 30.99%, 07/05/2026 (a)(r)	Lending Club	07/07/2022	4,029	4,053	3,914
191086066.SRDLC, 17.99%, 07/05/2025 (a)(r)	Lending Club	07/07/2022	4,983	5,006	4,822
191089018.SRDLC, 13.44%, 07/14/2027 (a)(r)	Lending Club	07/18/2022	7,117	7,117	6,991
191094293.SRDLC, 30.99%, 07/15/2027 (a)(r)	Lending Club	07/11/2022	4,405	4,434	4,243
191095020.SRDLC, 23.74%, 07/20/2027 (a)(r)	Lending Club	07/11/2022	17,785	17,785	17,568
191100451.SRDLC, 7.09%, 07/15/2025 (a)(r)	Lending Club	07/08/2022	7,001	7,001	6,818
191101249.SRDLC, 15.74%, 07/23/2027 (a)(r)	Lending Club	07/19/2022	22,983	22,983	22,100
191104158.SRDLC, 14.94%, 08/18/2027 (a)(r)	Lending Club	08/04/2022	33,561	33,561	32,569
191105569.SRDLC, 30.99%, 07/26/2027 (a)(o)(r)	Lending Club	07/26/2022	11,249	11,361	1,514
191112629.SRDLC, 26.99%, 08/04/2025 (a)(r)	Lending Club	08/08/2022	2,809	2,828	2,738
191113722.SRDLC, 24.99%, 07/22/2027 (a)(r)	Lending Club	07/26/2022	8,518	8,590	8,319
191122073.SRDLC, 30.99%, 04/14/2028 (a)(o)(r)	Lending Club	07/07/2022	12,318	12,397	11,633
191125187.SRDLC, 17.49%, 07/17/2025 (a)(r)	Lending Club	07/07/2022	7,154	7,188	6,923
191128959.SRDLC, 30.99%, 07/12/2027 (a)(o)(r)	Lending Club	07/12/2022	7,213	7,267	971
191148128.SRDLC, 16.49%, 07/07/2025 (a)(o)(r)	Lending Club	07/11/2022	5,650	5,650	5,466
191151335.SRDLC, 22.99%, 07/05/2027 (a)(o)(r)	Lending Club	07/07/2022	7,802	7,861	1,050
191154880.SRDLC, 7.74%, 08/02/2025 (a)(r)	Lending Club	08/04/2022	6,383	6,383	6,273
191159042.SRDLC, 30.99%, 07/16/2027 (a)(r)	Lending Club	07/08/2022	21,167	21,318	20,401
191159852.SRDLC, 30.49%, 07/20/2027 (a)(o)(r)	Lending Club	07/08/2022	8,962	9,028	8,571
191159999.SRDLC, 28.99%, 07/26/2025 (a)(r)	Lending Club	07/28/2022	3,829	3,855	3,769

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
191161484.SRDLC, 30.99%, 07/19/2025 (a)(r)	Lending Club	07/21/2022	$3,451	$3,475	$3,384
191176580.SRDLC, 18.24%, 07/08/2025 (a)(r)	Lending Club	07/12/2022	3,240	3,255	3,138
191177276.SRDLC, 30.99%, 07/18/2027 (a)(o)(r)	Lending Club	07/20/2022	19,406	19,600	2,612
191178176.SRDLC, 30.99%, 07/11/2027 (a)(r)	Lending Club	07/13/2022	4,356	4,384	4,210
191181283.SRDLC, 23.49%, 07/07/2027 (a)(r)	Lending Club	07/11/2022	12,702	12,788	12,301
191181523.SRDLC, 30.99%, 07/16/2027 (a)(r)	Lending Club	07/13/2022	17,547	17,661	16,919
191193127.SRDLC, 30.49%, 07/13/2027 (a)(o)(r)	Lending Club	07/15/2022	8,781	8,847	1,182
191197966.SRDLC, 30.99%, 07/28/2027 (a)(r)	Lending Club	07/19/2022	14,580	14,725	14,238
191198358.SRDLC, 30.99%, 07/12/2027 (a)(r)	Lending Club	07/14/2022	6,273	6,313	6,066
191203714.SRDLC, 23.99%, 07/15/2025 (a)(o)(r)	Lending Club	07/19/2022	6,940	6,940	6,682
191219951.SRDLC, 23.99%, 07/08/2025 (a)(r)	Lending Club	07/12/2022	4,004	4,004	3,877
191226544.SRDLC, 30.99%, 07/27/2025 (a)(r)	Lending Club	07/29/2022	8,283	8,340	8,158
191229228.SRDLC, 26.99%, 08/29/2027 (a)(o)(r)	Lending Club	07/12/2022	22,845	23,017	3,075
191241687.SRDLC, 24.99%, 07/21/2025 (a)(r)	Lending Club	07/20/2022	6,707	6,745	6,571
191246684.SRDLC, 15.99%, 07/11/2025 (a)(o)(r)	Lending Club	07/13/2022	2,900	2,900	390
191251728.SRDLC, 30.99%, 07/17/2027 (a)(r)	Lending Club	07/12/2022	7,461	7,516	7,206
191252175.SRDLC, 30.99%, 07/11/2027 (a)(r)	Lending Club	07/13/2022	4,221	4,248	4,079
191263540.SRDLC, 24.99%, 07/28/2025 (a)(o)(r)	Lending Club	07/20/2022	10,819	10,927	2,617
191270654.SRDLC, 25.99%, 07/11/2027 (a)(r)	Lending Club	07/13/2022	20,524	20,524	19,892
191274191.SRDLC, 26.99%, 08/08/2025 (a)(o)(r)	Lending Club	08/10/2022	7,507	7,582	1,823
191275722.SRDLC, 27.99%, 07/18/2025 (a)(r)	Lending Club	07/13/2022	1,010	1,015	986
191276546.SRDLC, 19.49%, 07/11/2025 (a)(r)	Lending Club	07/13/2022	1,500	1,507	1,458
191285159.SRDLC, 23.99%, 07/11/2027 (a)(r)	Lending Club	07/13/2022	5,090	5,090	5,021
191289694.SRDLC, 30.49%, 07/31/2027 (a)(o)(r)	Lending Club	07/26/2022	10,748	10,856	1,447
191291119.SRDLC, 30.99%, 07/11/2027 (a)(o)(r)	Lending Club	07/13/2022	5,521	5,563	1,245
191293818.SRDLC, 30.99%, 07/30/2027 (a)(r)	Lending Club	07/19/2022	15,978	16,130	15,554
191295680.SRDLC, 17.99%, 07/01/2025 (a)(o)(r)	Lending Club	07/25/2022	10,185	10,250	9,800
191295842.SRDLC, 27.99%, 07/25/2025 (a)(r)	Lending Club	07/21/2022	1,714	1,721	1,673
191302516.SRDLC, 10.04%, 07/27/2025 (a)(r)	Lending Club	07/13/2022	5,663	5,663	5,522
191302532.SRDLC, 23.49%, 07/11/2027 (a)(r)	Lending Club	07/13/2022	5,080	5,111	4,936
191308241.SRDLC, 24.49%, 01/11/2028 (a)(o)(r)	Lending Club	07/13/2022	9,642	9,714	1,298
191310544.SRDLC, 30.99%, 07/23/2027 (a)(r)	Lending Club	07/15/2022	7,059	7,109	6,833
191313508.SRDLC, 19.49%, 07/15/2027 (a)(r)	Lending Club	07/13/2022	3,545	3,565	3,399
191316742.SRDLC, 30.99%, 07/12/2025 (a)(r)	Lending Club	07/14/2022	4,486	4,509	4,381
191317877.SRDLC, 5.09%, 07/16/2025 (a)(r)	Lending Club	07/13/2022	18,678	18,678	18,182
191320889.SRDLC, 22.49%, 07/26/2025 (a)(r)	Lending Club	07/13/2022	4,047	4,066	3,923
191321447.SRDLC, 30.49%, 07/15/2025 (a)(r)	Lending Club	07/15/2022	4,574	4,597	4,450
191337039.SRDLC, 14.54%, 07/11/2025 (a)(r)	Lending Club	07/13/2022	2,529	2,540	2,449
191340523.SRDLC, 15.69%, 07/11/2027 (a)(r)	Lending Club	07/13/2022	21,258	21,258	20,394
191346196.SRDLC, 27.74%, 07/20/2027 (a)(r)	Lending Club	07/22/2022	10,331	10,419	10,033
191353759.SRDLC, 30.99%, 07/24/2025 (a)(r)	Lending Club	07/19/2022	2,934	2,946	2,872
191357645.SRDLC, 22.49%, 07/18/2025 (a)(o)(r)	Lending Club	07/20/2022	20,741	20,948	2,792
191371545.SRDLC, 17.24%, 07/11/2025 (a)(r)	Lending Club	07/13/2022	3,224	3,237	3,115
191376381.SRDLC, 27.49%, 07/12/2026 (a)(r)	Lending Club	07/14/2022	3,336	3,355	3,252
191390818.SRDLC, 17.19%, 07/04/2027 (a)(r)	Lending Club	07/15/2022	32,731	32,731	31,404
191394525.SRDLC, 28.99%, 07/20/2024 (a)(o)(r)	Lending Club	07/15/2022	9,899	9,973	1,332
191402564.SRDLC, 17.99%, 07/13/2024 (a)(r)	Lending Club	07/15/2022	2,170	2,176	2,151
191417288.SRDLC, 26.24%, 07/19/2027 (a)(r)	Lending Club	07/15/2022	6,197	6,239	6,018
191429544.SRDLC, 30.99%, 07/14/2025 (a)(o)(r)	Lending Club	07/18/2022	7,959	8,018	1,071
191434671.SRDLC, 13.44%, 07/14/2027 (a)(r)	Lending Club	07/18/2022	19,006	19,006	18,670
191441017.SRDLC, 9.79%, 07/19/2025 (a)(r)	Lending Club	07/21/2022	9,278	9,278	9,051
191446786.SRDLC, 22.49%, 07/26/2027 (a)(o)(r)	Lending Club	07/28/2022	4,778	4,826	643
191452895.SRDLC, 17.99%, 07/14/2025 (a)(r)	Lending Club	07/18/2022	3,172	3,187	3,069
191453578.SRDLC, 19.49%, 07/22/2025 (a)(r)	Lending Club	07/26/2022	1,630	1,641	1,591
191456870.SRDLC, 22.49%, 07/14/2025 (a)(r)	Lending Club	07/18/2022	1,986	1,996	1,933
191461644.SRDLC, 24.49%, 07/18/2025 (a)(o)(r)	Lending Club	07/20/2022	2,625	2,651	620
191461742.SRDLC, 30.99%, 08/04/2025 (a)(o)(r)	Lending Club	07/22/2022	8,611	8,697	1,159

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
191462872.SRDLC, 22.49%, 07/28/2027 (a)(r)	Lending Club	08/01/2022	$4,215	$4,251	$4,060
191462983.SRDLC, 28.99%, 07/21/2027 (a)(r)	Lending Club	07/25/2022	6,054	6,106	5,891
191469608.SRDLC, 20.99%, 07/16/2025 (a)(r)	Lending Club	07/18/2022	6,587	6,619	6,388
191491322.SRDLC, 24.99%, 07/23/2025 (a)(o)(r)	Lending Club	07/20/2022	3,232	3,254	3,156
191492595.SRDLC, 24.49%, 07/25/2025 (a)(r)	Lending Club	07/27/2022	2,408	2,408	2,345
191497870.SRDLC, 30.99%, 07/22/2027 (a)(o)(r)	Lending Club	07/20/2022	13,861	13,999	1,866
191505363.SRDLC, 17.99%, 07/15/2025 (a)(r)	Lending Club	07/19/2022	7,085	7,130	6,872
191510625.SRDLC, 23.99%, 07/25/2027 (a)(o)(r)	Lending Club	07/27/2022	27,205	27,205	5,861
191513596.SRDLC, 9.79%, 11/25/2025 (a)(r)	Lending Club	07/20/2022	8,227	8,226	5,292
191521233.SRDLC, 18.99%, 07/18/2025 (a)(o)(r)	Lending Club	07/20/2022	3,991	4,016	3,871
191527006.SRDLC, 30.99%, 07/25/2027 (a)(r)	Lending Club	07/20/2022	4,388	4,426	4,265
191533230.SRDLC, 28.99%, 07/20/2024 (a)(o)(r)	Lending Club	07/20/2022	1,576	1,592	291
191535746.SRDLC, 12.69%, 07/18/2025 (a)(r)	Lending Club	07/20/2022	3,457	3,457	3,372
191538132.SRDLC, 13.69%, 08/05/2025 (a)(r)	Lending Club	08/09/2022	10,540	10,540	10,252
191541223.SRDLC, 30.99%, 07/18/2027 (a)(r)	Lending Club	07/20/2022	11,500	11,500	11,578
191543393.SRDLC, 19.74%, 08/05/2025 (a)(r)	Lending Club	08/09/2022	23,763	23,762	23,365
191544930.SRDLC, 23.99%, 07/28/2027 (a)(r)	Lending Club	08/01/2022	15,270	15,399	14,945
191553131.SRDLC, 28.49%, 07/18/2027 (a)(o)(r)	Lending Club	07/20/2022	5,654	5,710	761
191559588.SRDLC, 30.99%, 07/24/2027 (a)(r)	Lending Club	07/20/2022	5,265	5,311	5,115
191563994.SRDLC, 19.24%, 07/25/2027 (a)(r)	Lending Club	07/20/2022	7,481	7,543	7,185
191566159.SRDLC, 15.74%, 07/18/2025 (a)(o)(r)	Lending Club	07/20/2022	4,849	4,897	1,083
191572560.SRDLC, 10.00%, 12/18/2025 (a)(o)(r)	Lending Club	07/20/2022	2,286	2,308	1,612
191578273.SRDLC, 30.99%, 07/18/2025 (a)(r)	Lending Club	07/20/2022	2,416	2,432	2,367
191583845.SRDLC, 19.99%, 07/18/2025 (a)(r)	Lending Club	07/20/2022	981	987	955
191588942.SRDLC, 27.49%, 08/03/2026 (a)(r)	Lending Club	07/21/2022	2,874	2,899	2,772
191601897.SRDLC, 30.99%, 02/02/2028 (a)(r)	Lending Club	08/04/2022	14,130	14,268	13,434
191603240.SRDLC, 14.94%, 08/02/2027 (a)(o)(r)	Lending Club	07/20/2022	13,348	13,348	12,765
191609370.SRDLC, 26.49%, 08/15/2025 (a)(r)	Lending Club	08/08/2022	8,538	8,596	8,344
191616350.SRDLC, 30.99%, 07/19/2027 (a)(r)	Lending Club	07/21/2022	5,227	5,269	5,077
191616574.SRDLC, 17.99%, 07/28/2025 (a)(r)	Lending Club	07/21/2022	4,805	4,843	4,675
191622860.SRDLC, 15.49%, 08/08/2025 (a)(r)	Lending Club	08/10/2022	4,416	4,416	4,302
191627894.SRDLC, 19.99%, 07/20/2025 (a)(r)	Lending Club	07/22/2022	6,067	6,066	5,980
191628206.SRDLC, 28.99%, 08/16/2027 (a)(r)	Lending Club	08/18/2022	16,635	16,635	16,773
191628288.SRDLC, 30.99%, 07/20/2026 (a)(r)	Lending Club	07/22/2022	3,224	3,249	3,160
191632334.SRDLC, 28.99%, 07/21/2025 (a)(r)	Lending Club	07/25/2022	2,053	2,068	2,005
191633149.SRDLC, 11.74%, 08/03/2025 (a)(o)(r)	Lending Club	07/21/2022	6,570	6,570	6,376
191652750.SRDLC, 30.99%, 07/20/2025 (a)(r)	Lending Club	07/22/2022	1,740	1,753	1,698
191657624.SRDLC, 15.00%, 11/20/2025 (a)(r)	Lending Club	07/22/2022	7,804	7,877	5,856
191666463.SRDLC, 23.99%, 08/16/2027 (a)(r)	Lending Club	08/09/2022	5,216	5,216	5,155
191666661.SRDLC, 28.99%, 08/04/2025 (a)(r)	Lending Club	08/08/2022	1,417	1,417	1,368
191667374.SRDLC, 30.99%, 07/22/2025 (a)(o)(r)	Lending Club	07/26/2022	5,342	5,394	5,227
191667711.SRDLC, 17.99%, 07/25/2025 (a)(r)	Lending Club	07/27/2022	3,235	3,256	3,145
191667844.SRDLC, 26.24%, 07/20/2025 (a)(r)	Lending Club	07/22/2022	2,429	2,445	2,392
191676294.SRDLC, 21.49%, 07/21/2026 (a)(r)	Lending Club	07/25/2022	5,526	5,569	5,362
191678013.SRDLC, 24.99%, 07/21/2027 (a)(r)	Lending Club	07/25/2022	10,190	10,275	9,948
191680560.SRDLC, 23.49%, 07/28/2027 (a)(r)	Lending Club	07/27/2022	9,340	9,419	9,109
191694452.SRDLC, 30.99%, 07/25/2027 (a)(o)(r)	Lending Club	07/27/2022	5,886	5,886	792
191695847.SRDLC, 13.09%, 07/21/2025 (a)(r)	Lending Club	07/25/2022	3,781	3,781	3,690
191699828.SRDLC, 24.49%, 08/19/2025 (a)(r)	Lending Club	08/23/2022	7,291	7,291	7,090
191702410.SRDLC, 20.49%, 07/22/2025 (a)(r)	Lending Club	07/26/2022	1,522	1,532	1,485
191704224.SRDLC, 18.49%, 07/29/2024 (a)(r)	Lending Club	07/27/2022	3,530	3,544	3,501
191705478.SRDLC, 30.99%, 07/25/2027 (a)(o)(r)	Lending Club	07/27/2022	13,370	13,504	3,162
191705506.SRDLC, 17.99%, 07/22/2025 (a)(r)	Lending Club	07/26/2022	1,941	1,954	1,886
191706302.SRDLC, 30.99%, 07/25/2027 (a)(r)	Lending Club	07/27/2022	13,067	13,181	12,740
191714741.SRDLC, 19.74%, 07/21/2025 (a)(r)	Lending Club	07/25/2022	4,702	4,702	4,644
191716011.SRDLC, 30.99%, 01/25/2028 (a)(o)(r)	Lending Club	07/27/2022	9,543	9,638	1,284
191724345.SRDLC, 13.69%, 07/25/2027 (a)(o)(r)	Lending Club	07/25/2022	8,117	8,117	7,808

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
191725647.SRDLC, 8.09%, 08/09/2025 (a)(r)	Lending Club	08/11/2022	$10,233	$10,233	$9,999
191728001.SRDLC, 18.99%, 08/09/2025 (a)(r)	Lending Club	07/27/2022	4,800	4,831	4,606
191733593.SRDLC, 28.99%, 07/25/2025 (a)(r)	Lending Club	07/27/2022	820	820	804
191736763.SRDLC, 19.99%, 07/25/2025 (a)(r)	Lending Club	07/27/2022	1,438	1,448	1,409
191740994.SRDLC, 15.99%, 07/25/2025 (a)(r)	Lending Club	07/27/2022	4,994	4,994	4,865
191742357.SRDLC, 16.49%, 07/07/2025 (a)(r)	Lending Club	07/27/2022	5,202	5,202	5,031
191744435.SRDLC, 25.74%, 07/29/2027 (a)(o)(r)	Lending Club	08/02/2022	4,673	4,720	629
191748085.SRDLC, 18.99%, 07/27/2024 (a)(r)	Lending Club	07/29/2022	1,049	1,054	1,048
191750200.SRDLC, 20.99%, 08/24/2025 (a)(r)	Lending Club	08/11/2022	3,473	3,499	3,388
191766386.SRDLC, 19.99%, 07/25/2025 (a)(r)	Lending Club	07/27/2022	4,579	4,609	4,452
191768960.SRDLC, 10.04%, 07/22/2025 (a)(o)(r)	Lending Club	07/26/2022	10,612	10,612	1,747
191769272.SRDLC, 9.79%, 07/22/2025 (a)(r)	Lending Club	07/26/2022	4,330	4,330	4,226
191772278.SRDLC, 15.99%, 07/25/2025 (a)(r)	Lending Club	07/27/2022	4,801	4,831	4,665
191779417.SRDLC, 21.49%, 07/31/2027 (a)(o)(r)	Lending Club	07/28/2022	7,109	7,180	957
191784176.SRDLC, 15.00%, 10/25/2025 (a)(o)(r)	Lending Club	07/27/2022	14,560	14,697	10,122
191786026.SRDLC, 16.79%, 08/04/2027 (a)(r)	Lending Club	08/08/2022	33,402	33,402	32,391
191786546.SRDLC, 30.99%, 07/25/2027 (a)(o)(r)	Lending Club	07/27/2022	5,308	5,348	5,145
191790657.SRDLC, 30.99%, 07/26/2025 (a)(o)(r)	Lending Club	07/28/2022	10,725	10,764	10,451
191793460.SRDLC, 24.99%, 07/25/2025 (a)(r)	Lending Club	07/27/2022	1,316	1,325	1,298
191794348.SRDLC, 30.99%, 08/05/2025 (a)(r)	Lending Club	08/09/2022	3,431	3,450	3,346
191797544.SRDLC, 26.99%, 07/26/2025 (a)(r)	Lending Club	07/28/2022	3,387	3,409	3,315
191803441.SRDLC, 30.99%, 07/27/2027 (a)(o)(r)	Lending Club	07/29/2022	5,913	5,972	796
191808811.SRDLC, 23.99%, 07/30/2027 (a)(r)	Lending Club	07/28/2022	8,518	8,518	8,428
191810287.SRDLC, 23.99%, 08/16/2025 (a)(r)	Lending Club	08/08/2022	6,731	6,731	6,515
191811199.SRDLC, 30.99%, 08/16/2027 (a)(r)	Lending Club	08/18/2022	13,190	13,320	12,891
191813026.SRDLC, 20.99%, 07/01/2027 (a)(o)(r)	Lending Club	07/29/2022	4,690	4,729	4,463
191814695.SRDLC, 29.49%, 08/03/2026 (a)(r)	Lending Club	08/05/2022	8,166	8,231	7,969
191816048.SRDLC, 26.49%, 08/09/2027 (a)(r)	Lending Club	07/27/2022	4,407	4,407	4,206
191819541.SRDLC, 27.49%, 08/03/2027 (a)(o)(r)	Lending Club	08/05/2022	7,217	7,289	1,117
191822419.SRDLC, 30.99%, 07/27/2025 (a)(r)	Lending Club	07/29/2022	2,416	2,432	2,379
191826397.SRDLC, 27.99%, 08/15/2025 (a)(r)	Lending Club	08/09/2022	17	17	17
191831931.SRDLC, 22.49%, 08/05/2027 (a)(r)	Lending Club	07/29/2022	5,168	5,212	4,914
191836440.SRDLC, 16.49%, 08/11/2025 (a)(r)	Lending Club	08/10/2022	5,626	5,626	5,506
191837686.SRDLC, 27.99%, 08/01/2025 (a)(o)(r)	Lending Club	08/03/2022	4,418	4,462	595
191845973.SRDLC, 19.99%, 07/16/2025 (a)(r)	Lending Club	07/29/2022	5,689	5,726	5,537
191847136.SRDLC, 16.49%, 07/25/2025 (a)(o)(r)	Lending Club	07/27/2022	8,555	8,555	1,151
191849583.SRDLC, 13.19%, 08/01/2027 (a)(r)	Lending Club	07/27/2022	14,010	14,010	13,692
191852821.SRDLC, 9.79%, 08/09/2025 (a)(r)	Lending Club	08/11/2022	3,872	3,872	3,784
191860902.SRDLC, 30.99%, 07/28/2025 (a)(r)	Lending Club	08/01/2022	5,517	5,560	5,415
191871219.SRDLC, 30.99%, 08/10/2027 (a)(r)	Lending Club	08/03/2022	6,959	7,025	6,704
191881989.SRDLC, 25.49%, 07/31/2025 (a)(o)(r)	Lending Club	08/01/2022	7,380	7,453	993
191893067.SRDLC, 23.99%, 09/01/2025 (a)(r)	Lending Club	08/23/2022	3,639	3,639	3,482
191895522.SRDLC, 23.99%, 08/11/2027 (a)(o)(r)	Lending Club	08/15/2022	31,265	31,265	4,801
191897480.SRDLC, 30.99%, 07/29/2025 (a)(o)(r)	Lending Club	08/02/2022	10,681	10,788	1,438
191899754.SRDLC, 17.99%, 08/10/2025 (a)(o)(r)	Lending Club	08/08/2022	5,821	5,879	1,269
191903636.SRDLC, 12.24%, 08/10/2025 (a)(r)	Lending Club	07/29/2022	15,806	15,806	15,333
191907225.SRDLC, 14.54%, 08/05/2025 (a)(r)	Lending Club	08/09/2022	13,232	13,317	12,857
191920862.SRDLC, 30.99%, 08/01/2027 (a)(r)	Lending Club	08/03/2022	17,607	17,763	17,043
191920969.SRDLC, 30.49%, 01/29/2028 (a)(o)(r)	Lending Club	08/02/2022	6,579	6,645	6,322
191921836.SRDLC, 28.99%, 08/11/2027 (a)(o)(r)	Lending Club	08/15/2022	13,170	13,302	1,773
191926237.SRDLC, 20.24%, 08/11/2025 (a)(r)	Lending Club	08/11/2022	682	682	669
191935262.SRDLC, 23.99%, 08/20/2027 (a)(r)	Lending Club	08/05/2022	8,393	8,393	8,342
191959068.SRDLC, 26.74%, 08/15/2025 (a)(r)	Lending Club	08/03/2022	9,300	9,363	9,022
191960059.SRDLC, 26.49%, 08/15/2024 (a)(r)	Lending Club	08/03/2022	1,477	1,484	1,472
191965103.SRDLC, 15.99%, 08/01/2025 (a)(r)	Lending Club	08/03/2022	3,999	4,024	3,881
191968990.SRDLC, 17.74%, 08/01/2025 (a)(r)	Lending Club	08/03/2022	2,420	2,436	2,349
191972578.SRDLC, 30.99%, 08/02/2027 (a)(r)	Lending Club	08/04/2022	6,254	6,305	6,057

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
191974346.SRDLC, 26.24%, 08/01/2025 (a)(o)(r)	Lending Club	08/03/2022	$2,994	$3,024	$696
191974355.SRDLC, 30.99%, 08/01/2027 (a)(r)	Lending Club	08/03/2022	5,288	5,334	5,119
191978351.SRDLC, 23.99%, 08/08/2027 (a)(r)	Lending Club	08/10/2022	8,126	8,126	8,046
191981138.SRDLC, 30.99%, 08/01/2027 (a)(r)	Lending Club	08/03/2022	13,224	13,339	12,762
191990878.SRDLC, 16.99%, 08/15/2027 (a)(o)(r)	Lending Club	08/17/2022	24,423	24,423	3,287
191991602.SRDLC, 30.99%, 08/07/2025 (a)(o)(r)	Lending Club	08/04/2022	3,238	3,271	782
191993696.SRDLC, 27.99%, 08/08/2027 (a)(o)(r)	Lending Club	08/10/2022	22,808	22,808	3,070
191995315.SRDLC, 23.99%, 02/17/2028 (a)(o)(r)	Lending Club	08/15/2022	8,762	8,762	4,883
191997758.SRDLC, 26.49%, 08/02/2027 (a)(o)(r)	Lending Club	08/04/2022	22,994	23,224	3,095
192010930.SRDLC, 30.99%, 08/08/2026 (a)(r)	Lending Club	08/10/2022	1,232	1,242	1,206
192020118.SRDLC, 30.99%, 08/23/2027 (a)(o)(r)	Lending Club	08/25/2022	16,049	16,187	15,666
192023144.SRDLC, 23.99%, 08/30/2027 (a)(r)	Lending Club	08/11/2022	8,418	8,418	8,365
192024041.SRDLC, 24.99%, 08/29/2025 (a)(r)	Lending Club	08/31/2022	5,016	5,061	4,947
192027703.SRDLC, 14.19%, 08/02/2027 (a)(o)(r)	Lending Club	08/04/2022	5,283	5,283	5,092
192039955.SRDLC, 26.49%, 08/19/2025 (a)(r)	Lending Club	08/08/2022	5,151	5,151	5,052
192040896.SRDLC, 28.99%, 08/16/2025 (a)(r)	Lending Club	08/11/2022	8,589	8,650	8,384
192046955.SRDLC, 24.49%, 08/19/2025 (a)(o)(r)	Lending Club	08/23/2022	7,435	7,435	1,715
192047796.SRDLC, 30.99%, 08/19/2027 (a)(o)(r)	Lending Club	08/23/2022	22,289	22,289	3,000
192054809.SRDLC, 13.19%, 08/12/2027 (a)(o)(r)	Lending Club	08/05/2022	11,166	11,166	11,016
192055314.SRDLC, 15.99%, 08/05/2025 (a)(o)(r)	Lending Club	08/09/2022	5,367	5,367	552
192063068.SRDLC, 27.99%, 08/07/2025 (a)(r)	Lending Club	08/08/2022	1,700	1,712	1,652
192063849.SRDLC, 23.49%, 08/23/2027 (a)(r)	Lending Club	08/23/2022	17,017	17,017	16,235
192065862.SRDLC, 16.49%, 08/10/2027 (a)(r)	Lending Club	08/12/2022	3,336	3,336	3,237
192067979.SRDLC, 10.74%, 08/03/2025 (a)(r)	Lending Club	08/05/2022	1,168	1,168	1,135
192069607.SRDLC, 14.54%, 08/05/2025 (a)(r)	Lending Club	08/22/2022	5,047	5,080	4,915
192073469.SRDLC, 30.99%, 08/27/2027 (a)(r)	Lending Club	08/23/2022	17,824	17,968	17,440
192075255.SRDLC, 23.99%, 08/03/2027 (a)(r)	Lending Club	08/05/2022	8,943	8,943	8,839
192078630.SRDLC, 26.49%, 08/10/2026 (a)(r)	Lending Club	08/12/2022	4,034	4,066	3,981
192079366.SRDLC, 28.74%, 08/23/2027 (a)(r)	Lending Club	08/10/2022	9,455	9,544	9,258
192079662.SRDLC, 29.49%, 08/08/2025 (a)(r)	Lending Club	08/10/2022	6,107	6,107	5,908
192088574.SRDLC, 14.19%, 08/15/2027 (a)(o)(r)	Lending Club	08/08/2022	19,392	19,392	2,610
192091160.SRDLC, 30.99%, 08/22/2025 (a)(r)	Lending Club	08/24/2022	4,289	4,319	4,222
192095084.SRDLC, 23.99%, 08/04/2027 (a)(r)	Lending Club	08/08/2022	11,179	11,179	11,060
192107400.SRDLC, 16.49%, 08/08/2025 (a)(r)	Lending Club	08/10/2022	3,341	3,341	3,245
192107870.SRDLC, 23.99%, 08/18/2027 (a)(r)	Lending Club	08/08/2022	8,681	8,681	8,612
192113123.SRDLC, 21.49%, 08/23/2027 (a)(o)(r)	Lending Club	08/25/2022	6,362	6,426	856
192117523.SRDLC, 23.49%, 08/03/2025 (a)(r)	Lending Club	08/04/2022	2,491	2,491	2,398
192120626.SRDLC, 25.49%, 08/05/2027 (a)(o)(r)	Lending Club	08/09/2022	5,006	5,056	674
192123907.SRDLC, 21.99%, 08/05/2025 (a)(r)	Lending Club	08/09/2022	6,177	6,217	6,010
192130656.SRDLC, 28.99%, 08/05/2024 (a)(r)	Lending Club	08/09/2022	1,217	1,223	1,213
192131702.SRDLC, 19.69%, 08/15/2027 (a)(r)	Lending Club	08/05/2022	12,802	12,802	11,897
192132332.SRDLC, 12.99%, 08/04/2025 (a)(r)	Lending Club	08/08/2022	1,313	1,313	1,277
192134408.SRDLC, 15.99%, 08/05/2025 (a)(r)	Lending Club	08/09/2022	1,200	1,200	1,176
192135953.SRDLC, 20.24%, 08/10/2025 (a)(r)	Lending Club	08/12/2022	3,403	3,403	3,350
192139310.SRDLC, 23.99%, 08/05/2027 (a)(r)	Lending Club	08/09/2022	12,899	12,899	12,766
192143591.SRDLC, 20.24%, 08/15/2027 (a)(r)	Lending Club	08/17/2022	18,641	18,641	18,483
192143725.SRDLC, 23.99%, 08/05/2027 (a)(o)(r)	Lending Club	08/09/2022	1,713	1,713	1,696
192144590.SRDLC, 20.74%, 08/23/2027 (a)(r)	Lending Club	08/19/2022	7,289	7,350	7,122
192147934.SRDLC, 16.69%, 08/22/2027 (a)(r)	Lending Club	08/10/2022	21,047	21,047	20,374
192153817.SRDLC, 30.99%, 08/15/2025 (a)(r)	Lending Club	08/10/2022	1,754	1,770	1,712
192156519.SRDLC, 22.99%, 08/10/2027 (a)(o)(r)	Lending Club	08/12/2022	17,709	17,709	5,627
192157437.SRDLC, 25.99%, 08/19/2025 (a)(o)(r)	Lending Club	08/23/2022	16,885	16,885	4,059
192165868.SRDLC, 30.99%, 08/19/2027 (a)(o)(r)	Lending Club	08/10/2022	10,649	10,750	10,399
192173279.SRDLC, 27.99%, 08/15/2025 (a)(r)	Lending Club	08/17/2022	10,698	10,698	10,516
192183697.SRDLC, 22.99%, 08/19/2025 (a)(r)	Lending Club	08/10/2022	3,494	3,494	3,446
192185539.SRDLC, 30.99%, 08/05/2027 (a)(o)(r)	Lending Club	08/09/2022	4,220	4,220	4,223
192187274.SRDLC, 15.74%, 08/08/2025 (a)(r)	Lending Club	08/10/2022	11,982	12,059	11,647

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
192192717.SRDLC, 10.99%, 08/10/2027 (a)(r)	Lending Club	08/12/2022	$10,569	$10,569	$10,323
192193246.SRDLC, 16.99%, 08/08/2025 (a)(r)	Lending Club	08/10/2022	1,675	1,685	1,628
192198391.SRDLC, 28.99%, 08/22/2027 (a)(r)	Lending Club	08/24/2022	8,405	8,405	8,500
192200565.SRDLC, 24.99%, 08/21/2025 (a)(o)(r)	Lending Club	08/10/2022	10,877	10,952	10,643
192205187.SRDLC, 10.00%, 05/15/2028 (a)(o)(r)	Lending Club	08/10/2022	7,388	7,460	4,504
192209553.SRDLC, 30.99%, 08/15/2027 (a)(r)	Lending Club	08/10/2022	6,221	6,276	6,060
192215872.SRDLC, 26.24%, 08/15/2025 (a)(r)	Lending Club	08/17/2022	4,759	4,792	4,687
192219742.SRDLC, 28.99%, 08/15/2027 (a)(o)(r)	Lending Club	08/17/2022	10,724	10,724	—
192223354.SRDLC, 23.99%, 08/08/2027 (a)(r)	Lending Club	08/10/2022	34,396	34,396	34,059
192228291.SRDLC, 30.74%, 08/22/2025 (a)(o)(r)	Lending Club	08/10/2022	1,907	1,926	332
192229952.SRDLC, 18.99%, 08/10/2025 (a)(r)	Lending Club	08/12/2022	4,735	4,766	4,613
192235260.SRDLC, 23.99%, 08/08/2027 (a)(r)	Lending Club	08/10/2022	7,610	7,610	7,536
192237494.SRDLC, 20.49%, 08/25/2027 (a)(r)	Lending Club	08/12/2022	5,145	5,145	5,105
192238273.SRDLC, 30.99%, 08/05/2025 (a)(o)(r)	Lending Club	09/01/2022	2,840	2,868	674
192238825.SRDLC, 20.74%, 08/08/2027 (a)(r)	Lending Club	08/10/2022	16,407	16,407	16,240
192242182.SRDLC, 17.49%, 08/08/2025 (a)(r)	Lending Club	08/10/2022	2,417	2,433	2,350
192247384.SRDLC, 24.49%, 08/08/2027 (a)(r)	Lending Club	08/10/2022	10,338	10,426	10,123
192249815.SRDLC, 28.99%, 08/22/2025 (a)(r)	Lending Club	08/24/2022	4,960	4,960	4,842
192252812.SRDLC, 25.99%, 08/18/2025 (a)(r)	Lending Club	08/22/2022	17,478	17,478	17,326
192252952.SRDLC, 10.00%, 05/17/2028 (a)(o)(r)	Lending Club	08/10/2022	5,600	5,600	3,400
192256223.SRDLC, 19.99%, 08/08/2025 (a)(r)	Lending Club	08/10/2022	3,251	3,271	3,164
192261309.SRDLC, 19.99%, 08/08/2025 (a)(r)	Lending Club	08/10/2022	6,118	6,158	5,956
192264548.SRDLC, 19.99%, 08/08/2025 (a)(r)	Lending Club	08/10/2022	1,701	1,715	1,649
192264740.SRDLC, 19.99%, 08/08/2025 (a)(o)(r)	Lending Club	08/10/2022	8,036	8,116	1,082
192266752.SRDLC, 16.49%, 08/08/2027 (a)(r)	Lending Club	08/10/2022	8,801	8,801	8,495
192269870.SRDLC, 30.99%, 08/08/2025 (a)(r)	Lending Club	08/10/2022	715	720	698
192274785.SRDLC, 25.99%, 08/08/2026 (a)(r)	Lending Club	08/10/2022	4,027	4,058	3,970
192275572.SRDLC, 17.99%, 08/08/2025 (a)(r)	Lending Club	08/10/2022	792	797	772
192276261.SRDLC, 19.44%, 08/08/2025 (a)(r)	Lending Club	08/10/2022	13,559	13,559	13,340
192281994.SRDLC, 23.99%, 08/09/2027 (a)(o)(r)	Lending Club	08/11/2022	628	628	85
192283274.SRDLC, 24.99%, 08/11/2025 (a)(r)	Lending Club	08/15/2022	2,923	2,942	2,875
192283329.SRDLC, 16.99%, 08/08/2025 (a)(r)	Lending Club	08/10/2022	6,698	6,742	6,512
192289140.SRDLC, 27.99%, 08/08/2025 (a)(r)	Lending Club	08/10/2022	3,527	3,551	3,443
192289776.SRDLC, 12.54%, 08/08/2025 (a)(r)	Lending Club	08/10/2022	19,645	19,645	19,111
192292011.SRDLC, 28.99%, 08/08/2026 (a)(r)	Lending Club	08/10/2022	1,467	1,479	1,436
192292446.SRDLC, 23.99%, 08/09/2027 (a)(r)	Lending Club	08/11/2022	10,233	10,233	10,136
192292509.SRDLC, 18.49%, 08/24/2025 (a)(o)(r)	Lending Club	08/11/2022	7,314	7,314	1,667
192292874.SRDLC, 17.99%, 08/12/2025 (a)(r)	Lending Club	08/16/2022	2,356	2,371	2,293
192294945.SRDLC, 20.99%, 08/26/2027 (a)(r)	Lending Club	08/30/2022	6,629	6,685	6,438
192295500.SRDLC, 20.99%, 08/22/2025 (a)(o)(r)	Lending Club	08/10/2022	8,132	8,213	1,095
192296019.SRDLC, 30.99%, 08/02/2027 (a)(r)	Lending Club	08/17/2022	4,827	4,827	4,859
192297284.SRDLC, 19.99%, 08/08/2025 (a)(r)	Lending Club	08/10/2022	1,869	1,882	1,820
192299352.SRDLC, 25.99%, 08/25/2025 (a)(r)	Lending Club	08/12/2022	3,551	3,551	3,509
192302596.SRDLC, 19.99%, 08/08/2025 (a)(o)(r)	Lending Club	08/10/2022	1,558	1,573	129
192303177.SRDLC, 24.99%, 08/16/2025 (a)(r)	Lending Club	08/12/2022	2,799	2,817	2,743
192306426.SRDLC, 19.99%, 08/26/2025 (a)(o)(r)	Lending Club	08/30/2022	4,046	4,086	34
192308073.SRDLC, 18.74%, 08/08/2027 (a)(r)	Lending Club	08/10/2022	18,525	18,679	17,879
192333305.SRDLC, 23.99%, 08/16/2027 (a)(r)	Lending Club	08/12/2022	12,976	12,976	12,833
192333734.SRDLC, 30.49%, 09/17/2027 (a)(r)	Lending Club	09/07/2022	11,777	11,890	11,450
192335280.SRDLC, 12.74%, 08/16/2025 (a)(r)	Lending Club	08/12/2022	15,785	15,785	15,418
192336857.SRDLC, 19.74%, 08/16/2025 (a)(o)(r)	Lending Club	08/18/2022	11,679	11,679	1,917
192338100.SRDLC, 14.69%, 08/11/2027 (a)(r)	Lending Club	08/15/2022	9,927	9,927	9,593
192338257.SRDLC, 18.49%, 08/09/2025 (a)(r)	Lending Club	08/11/2022	16,870	16,981	16,406
192344065.SRDLC, 12.74%, 08/09/2025 (a)(r)	Lending Club	08/11/2022	1,311	1,311	1,275
192350217.SRDLC, 13.99%, 08/15/2025 (a)(r)	Lending Club	08/11/2022	7,287	7,287	7,088
192356023.SRDLC, 23.99%, 08/15/2025 (a)(r)	Lending Club	08/15/2022	8,344	8,344	8,073
192356215.SRDLC, 8.09%, 08/25/2025 (a)(r)	Lending Club	08/11/2022	10,355	10,355	10,135

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
192359015.SRDLC, 13.99%, 08/10/2027 (a)(o)(r)	Lending Club	08/12/2022	$6,705	$6,705	$1,920
192359087.SRDLC, 30.99%, 08/10/2027 (a)(o)(r)	Lending Club	08/12/2022	7,699	7,776	1,036
192359709.SRDLC, 30.99%, 08/10/2025 (a)(r)	Lending Club	08/12/2022	2,019	2,033	1,974
192367518.SRDLC, 13.39%, 12/11/2025 (a)(o)(r)	Lending Club	08/15/2022	19,158	19,158	11,562
192370079.SRDLC, 30.49%, 08/20/2027 (a)(r)	Lending Club	08/12/2022	12,579	12,700	12,249
192373124.SRDLC, 30.99%, 08/30/2026 (a)(o)(r)	Lending Club	09/01/2022	763	770	103
192373917.SRDLC, 25.49%, 09/01/2025 (a)(r)	Lending Club	08/24/2022	3,506	3,530	3,391
192379595.SRDLC, 13.99%, 08/15/2027 (a)(r)	Lending Club	08/17/2022	13,194	13,194	12,896
192385569.SRDLC, 24.99%, 08/15/2025 (a)(r)	Lending Club	08/15/2022	3,494	3,494	3,380
192388823.SRDLC, 22.24%, 08/11/2025 (a)(r)	Lending Club	08/15/2022	6,564	6,608	6,393
192390755.SRDLC, 10.54%, 08/26/2025 (a)(r)	Lending Club	08/15/2022	7,835	7,835	7,655
192398119.SRDLC, 8.59%, 08/16/2025 (a)(r)	Lending Club	08/25/2022	7,675	7,675	7,507
192400720.SRDLC, 22.99%, 08/14/2027 (a)(o)(r)	Lending Club	08/16/2022	8,674	8,674	1,800
192404623.SRDLC, 23.99%, 08/26/2027 (a)(o)(r)	Lending Club	08/22/2022	3,673	3,673	3,630
192407409.SRDLC, 10.29%, 08/03/2025 (a)(r)	Lending Club	08/16/2022	7,733	7,733	7,551
192409831.SRDLC, 23.49%, 08/15/2027 (a)(r)	Lending Club	08/15/2022	12,911	13,020	12,651
192410539.SRDLC, 30.99%, 08/11/2027 (a)(o)(r)	Lending Club	08/15/2022	4,739	4,786	638
192413613.SRDLC, 20.99%, 08/11/2024 (a)(r)	Lending Club	08/15/2022	1,892	1,898	1,878
192416611.SRDLC, 10.79%, 08/15/2025 (a)(r)	Lending Club	08/16/2022	11,092	11,092	10,836
192420352.SRDLC, 16.69%, 08/27/2027 (a)(r)	Lending Club	08/16/2022	30,267	30,267	29,343
192422507.SRDLC, 11.84%, 08/24/2025 (a)(r)	Lending Club	08/26/2022	19,574	19,574	19,165
192427492.SRDLC, 17.89%, 08/12/2025 (a)(o)(r)	Lending Club	08/16/2022	5,542	5,542	746
192427494.SRDLC, 23.99%, 08/15/2025 (a)(r)	Lending Club	08/17/2022	10,812	10,812	10,650
192428920.SRDLC, 16.24%, 08/18/2027 (a)(r)	Lending Club	08/22/2022	12,495	12,495	12,140
192431792.SRDLC, 21.49%, 08/15/2027 (a)(r)	Lending Club	08/17/2022	8,516	8,516	8,104
192435997.SRDLC, 10.29%, 08/26/2025 (a)(r)	Lending Club	08/30/2022	4,271	4,271	4,184
192439827.SRDLC, 18.99%, 08/20/2025 (a)(r)	Lending Club	08/16/2022	4,090	4,090	4,018
192441361.SRDLC, 28.99%, 08/25/2027 (a)(r)	Lending Club	08/24/2022	10,535	10,535	10,617
192442933.SRDLC, 30.99%, 09/07/2025 (a)(r)	Lending Club	09/09/2022	3,324	3,348	3,232
192448747.SRDLC, 23.99%, 08/15/2025 (a)(o)(r)	Lending Club	08/17/2022	1,292	1,292	174
192450920.SRDLC, 25.49%, 08/12/2027 (a)(r)	Lending Club	08/16/2022	5,165	5,216	5,068
192462667.SRDLC, 20.24%, 08/15/2025 (a)(o)(r)	Lending Club	08/17/2022	7,150	7,150	7,001
192464895.SRDLC, 28.49%, 08/25/2027 (a)(o)(r)	Lending Club	08/16/2022	14,134	14,275	1,902
192465706.SRDLC, 19.74%, 08/12/2025 (a)(r)	Lending Club	08/16/2022	2,716	2,734	2,649
192468743.SRDLC, 10.79%, 08/15/2025 (a)(r)	Lending Club	08/17/2022	2,595	2,595	2,538
192474798.SRDLC, 18.24%, 08/01/2025 (a)(r)	Lending Club	08/17/2022	3,999	3,999	3,925
192479865.SRDLC, 23.74%, 08/17/2025 (a)(r)	Lending Club	08/19/2022	6,919	6,919	6,850
192481710.SRDLC, 14.69%, 08/15/2027 (a)(r)	Lending Club	08/17/2022	23,163	23,163	22,396
192483374.SRDLC, 17.49%, 08/04/2025 (a)(r)	Lending Club	08/17/2022	8,729	8,729	8,473
192511932.SRDLC, 18.24%, 08/15/2025 (a)(r)	Lending Club	08/17/2022	475	475	466
192512046.SRDLC, 24.99%, 08/29/2027 (a)(r)	Lending Club	08/31/2022	3,452	3,452	3,445
192512188.SRDLC, 25.99%, 08/16/2027 (a)(r)	Lending Club	08/18/2022	4,158	4,158	4,055
192514171.SRDLC, 7.59%, 08/15/2025 (a)(r)	Lending Club	08/17/2022	3,508	3,508	3,430
192516798.SRDLC, 25.99%, 08/17/2027 (a)(r)	Lending Club	08/19/2022	9,530	9,530	9,465
192518141.SRDLC, 16.24%, 08/04/2025 (a)(r)	Lending Club	08/17/2022	4,562	4,562	4,470
192520209.SRDLC, 28.99%, 08/17/2024 (a)(o)(r)	Lending Club	08/19/2022	808	815	803
192521291.SRDLC, 24.44%, 08/15/2025 (a)(r)	Lending Club	08/17/2022	3,161	3,161	3,118
192526019.SRDLC, 28.49%, 08/19/2027 (a)(r)	Lending Club	08/23/2022	5,681	5,681	5,742
192533157.SRDLC, 16.74%, 08/15/2025 (a)(r)	Lending Club	08/17/2022	5,017	5,050	4,886
192539008.SRDLC, 8.84%, 08/15/2025 (a)(r)	Lending Club	08/17/2022	18,623	18,623	18,212
192540719.SRDLC, 10.54%, 08/19/2025 (a)(r)	Lending Club	08/17/2022	8,312	8,312	8,120
192541375.SRDLC, 17.69%, 08/07/2025 (a)(o)(r)	Lending Club	08/17/2022	3,718	3,718	586
192545623.SRDLC, 25.74%, 08/17/2027 (a)(r)	Lending Club	08/19/2022	9,521	9,521	9,457
192555420.SRDLC, 26.99%, 08/15/2024 (a)(o)(r)	Lending Club	08/17/2022	2,071	2,091	279
192557901.SRDLC, 11.29%, 08/16/2025 (a)(r)	Lending Club	08/18/2022	5,595	5,595	5,472
192557988.SRDLC, 15.00%, 01/15/2026 (a)(r)	Lending Club	08/17/2022	10,496	10,600	6,599
192559734.SRDLC, 9.09%, 08/16/2025 (a)(r)	Lending Club	08/18/2022	7,716	7,716	7,547

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
192560879.SRDLC, 19.69%, 08/16/2025 (a)(o)(r)	Lending Club	08/18/2022	$4,748	$4,748	$778
192565665.SRDLC, 28.99%, 08/30/2027 (a)(r)	Lending Club	08/24/2022	13,253	13,253	13,394
192568630.SRDLC, 20.99%, 08/16/2025 (a)(r)	Lending Club	08/18/2022	8,196	8,251	8,003
192569769.SRDLC, 22.74%, 08/30/2027 (a)(o)(r)	Lending Club	08/18/2022	18,625	18,625	2,507
192570177.SRDLC, 19.99%, 08/16/2025 (a)(o)(r)	Lending Club	08/18/2022	3,304	3,337	445
192575011.SRDLC, 30.99%, 08/29/2025 (a)(r)	Lending Club	08/31/2022	5,003	5,036	4,947
192578477.SRDLC, 19.49%, 08/16/2025 (a)(r)	Lending Club	08/18/2022	4,441	4,470	4,332
192579359.SRDLC, 32.39%, 08/08/2027 (a)(r)	Lending Club	08/18/2022	8,457	8,542	8,250
192582047.SRDLC, 15.74%, 08/17/2025 (a)(o)(r)	Lending Club	08/19/2022	7,459	7,459	7,312
192585807.SRDLC, 25.99%, 08/19/2025 (a)(r)	Lending Club	08/23/2022	4,894	4,894	4,854
192588957.SRDLC, 32.39%, 08/30/2027 (a)(o)(r)	Lending Club	08/22/2022	19,661	19,858	—
192590629.SRDLC, 30.99%, 09/02/2025 (a)(o)(r)	Lending Club	08/23/2022	2,634	2,653	2,542
192593103.SRDLC, 28.99%, 08/19/2025 (a)(r)	Lending Club	08/18/2022	2,303	2,319	2,255
192595259.SRDLC, 18.49%, 08/01/2025 (a)(o)(r)	Lending Club	08/18/2022	2,830	2,849	2,734
192596654.SRDLC, 6.79%, 08/16/2025 (a)(r)	Lending Club	08/18/2022	10,930	10,930	10,692
192601175.SRDLC, 28.49%, 08/16/2025 (a)(o)(r)	Lending Club	08/18/2022	4,481	4,526	603
192603694.SRDLC, 11.29%, 08/25/2025 (a)(o)(r)	Lending Club	08/29/2022	7,336	7,336	—
192604561.SRDLC, 23.99%, 08/17/2025 (a)(o)(r)	Lending Club	08/19/2022	2,805	2,805	2,723
192605471.SRDLC, 10.79%, 08/18/2025 (a)(o)(r)	Lending Club	08/22/2022	2,521	2,521	2,467
192605521.SRDLC, 25.99%, 08/21/2025 (a)(r)	Lending Club	08/18/2022	6,243	6,286	6,137
192606607.SRDLC, 18.94%, 08/18/2025 (a)(r)	Lending Club	08/22/2022	6,763	6,763	6,679
192607073.SRDLC, 29.99%, 08/19/2027 (a)(r)	Lending Club	08/23/2022	7,906	7,906	7,992
192608111.SRDLC, 23.49%, 08/17/2027 (a)(r)	Lending Club	08/19/2022	6,866	6,924	6,745
192608673.SRDLC, 30.99%, 08/17/2025 (a)(r)	Lending Club	08/19/2022	3,574	3,599	3,508
192609947.SRDLC, 25.99%, 09/15/2025 (a)(o)(r)	Lending Club	08/25/2022	6,241	6,241	6,091
192610948.SRDLC, 23.49%, 08/24/2025 (a)(r)	Lending Club	08/26/2022	6,579	6,624	6,472
192612289.SRDLC, 30.99%, 08/22/2027 (a)(r)	Lending Club	08/24/2022	5,288	5,335	5,189
192613924.SRDLC, 19.94%, 08/30/2027 (a)(r)	Lending Club	08/22/2022	22,194	22,194	22,059
192614412.SRDLC, 25.99%, 08/17/2025 (a)(r)	Lending Club	08/19/2022	16,779	16,894	16,539
192615132.SRDLC, 22.99%, 08/17/2025 (a)(o)(r)	Lending Club	08/19/2022	7,219	7,291	972
192620926.SRDLC, 25.99%, 08/17/2025 (a)(r)	Lending Club	08/19/2022	1,049	1,056	1,034
192622579.SRDLC, 16.49%, 08/19/2027 (a)(r)	Lending Club	08/23/2022	20,202	20,202	19,632
192624533.SRDLC, 24.74%, 08/18/2025 (a)(r)	Lending Club	08/22/2022	4,171	4,171	4,054
192625413.SRDLC, 21.19%, 08/18/2027 (a)(r)	Lending Club	08/22/2022	26,368	26,368	26,173
192629073.SRDLC, 32.39%, 08/19/2027 (a)(r)	Lending Club	08/23/2022	13,281	13,398	13,021
192631895.SRDLC, 19.99%, 08/17/2025 (a)(r)	Lending Club	08/19/2022	6,797	6,843	6,639
192634375.SRDLC, 13.99%, 08/17/2025 (a)(r)	Lending Club	08/19/2022	26,390	26,390	25,699
192637025.SRDLC, 30.99%, 08/18/2025 (a)(o)(r)	Lending Club	08/22/2022	2,743	2,771	695
192639185.SRDLC, 25.99%, 08/19/2027 (a)(r)	Lending Club	08/23/2022	9,823	9,823	9,755
192640791.SRDLC, 15.00%, 12/28/2025 (a)(r)	Lending Club	08/22/2022	1,590	1,605	1,152
192642788.SRDLC, 30.99%, 02/25/2028 (a)(o)(r)	Lending Club	08/29/2022	5,131	5,182	691
192642800.SRDLC, 30.99%, 08/31/2025 (a)(r)	Lending Club	08/23/2022	3,287	3,314	3,227
192645606.SRDLC, 16.19%, 08/19/2025 (a)(r)	Lending Club	08/23/2022	6,672	6,672	6,559
192646300.SRDLC, 5.00%, 03/26/2026 (a)(o)(r)	Lending Club	08/30/2022	4,194	4,236	2,947
192655658.SRDLC, 24.49%, 08/19/2025 (a)(r)	Lending Club	08/23/2022	5,556	5,556	5,383
192655928.SRDLC, 24.99%, 08/26/2027 (a)(r)	Lending Club	08/30/2022	6,215	6,215	6,197
192659696.SRDLC, 23.99%, 08/16/2025 (a)(r)	Lending Club	08/23/2022	2,140	2,140	2,079
192662250.SRDLC, 29.49%, 08/19/2025 (a)(r)	Lending Club	08/23/2022	17,753	17,753	17,314
192662590.SRDLC, 26.49%, 08/04/2025 (a)(r)	Lending Club	08/23/2022	5,950	5,950	5,864
192666442.SRDLC, 20.49%, 08/31/2027 (a)(r)	Lending Club	08/30/2022	10,214	10,214	10,124
192668831.SRDLC, 22.49%, 01/23/2028 (a)(o)(r)	Lending Club	08/25/2022	20,045	20,045	1,645
192668976.SRDLC, 22.49%, 08/22/2027 (a)(o)(r)	Lending Club	08/24/2022	4,506	4,506	606
192671256.SRDLC, 32.39%, 08/17/2027 (a)(r)	Lending Club	08/23/2022	17,643	17,643	17,870
192681682.SRDLC, 29.49%, 08/25/2025 (a)(o)(r)	Lending Club	08/23/2022	14,785	14,785	14,303
192682285.SRDLC, 15.99%, 08/19/2025 (a)(r)	Lending Club	08/23/2022	6,665	6,665	6,494
192691357.SRDLC, 16.49%, 08/19/2025 (a)(r)	Lending Club	08/23/2022	6,682	6,682	6,511
192691765.SRDLC, 30.99%, 08/28/2025 (a)(r)	Lending Club	08/23/2022	1,813	1,825	1,784

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
192694158.SRDLC, 25.99%, 08/19/2025 (a)(r)	Lending Club	08/23/2022	$4,195	$4,195	$4,160
192694190.SRDLC, 21.99%, 08/19/2027 (a)(o)(r)	Lending Club	08/23/2022	6,136	6,197	5,934
192698444.SRDLC, 11.29%, 09/01/2025 (a)(r)	Lending Club	09/06/2022	11,741	11,664	11,451
192702036.SRDLC, 26.49%, 08/19/2027 (a)(r)	Lending Club	08/23/2022	10,415	10,415	10,177
192704436.SRDLC, 16.94%, 08/26/2027 (a)(r)	Lending Club	08/30/2022	18,383	18,383	17,823
192708355.SRDLC, 32.39%, 08/19/2027 (a)(r)	Lending Club	08/23/2022	16,859	17,028	16,525
192713407.SRDLC, 18.99%, 08/19/2025 (a)(r)	Lending Club	08/23/2022	2,029	2,043	1,984
192726339.SRDLC, 24.49%, 08/22/2025 (a)(r)	Lending Club	08/24/2022	2,083	2,083	2,027
192743620.SRDLC, 17.24%, 08/23/2025 (a)(r)	Lending Club	08/25/2022	2,683	2,700	2,617
192746030.SRDLC, 25.49%, 09/12/2027 (a)(r)	Lending Club	09/14/2022	23,594	23,390	23,356
192747854.SRDLC, 32.39%, 08/24/2027 (a)(o)(r)	Lending Club	08/26/2022	5,356	5,410	721
192749125.SRDLC, 32.39%, 08/22/2027 (a)(r)	Lending Club	08/24/2022	10,780	10,780	10,904
192758531.SRDLC, 20.49%, 09/16/2024 (a)(r)	Lending Club	09/20/2022	7,359	7,396	7,291
192759832.SRDLC, 22.99%, 08/22/2027 (a)(r)	Lending Club	08/24/2022	20,559	20,559	20,463
192763465.SRDLC, 25.99%, 12/22/2025 (a)(o)(r)	Lending Club	08/24/2022	23,076	23,307	3,106
192766943.SRDLC, 22.99%, 08/29/2027 (a)(r)	Lending Club	08/31/2022	15,419	15,542	15,217
192771675.SRDLC, 25.99%, 08/22/2027 (a)(r)	Lending Club	08/24/2022	14,727	14,727	14,655
192775167.SRDLC, 26.99%, 08/22/2025 (a)(r)	Lending Club	08/24/2022	2,107	2,121	2,074
192776232.SRDLC, 29.99%, 08/22/2025 (a)(r)	Lending Club	08/24/2022	4,270	4,300	4,204
192776777.SRDLC, 30.74%, 08/30/2025 (a)(r)	Lending Club	09/01/2022	2,142	2,158	2,119
192777570.SRDLC, 26.99%, 08/12/2025 (a)(o)(r)	Lending Club	08/24/2022	6,107	6,168	805
192780614.SRDLC, 23.99%, 08/22/2027 (a)(r)	Lending Club	08/24/2022	4,299	4,336	4,232
192782972.SRDLC, 15.44%, 08/22/2025 (a)(r)	Lending Club	08/24/2022	1,273	1,273	1,252
192784709.SRDLC, 11.99%, 08/22/2025 (a)(r)	Lending Club	08/24/2022	6,530	6,530	6,391
192789922.SRDLC, 25.99%, 09/06/2027 (a)(r)	Lending Club	09/08/2022	11,406	11,306	11,238
192792740.SRDLC, 30.99%, 08/30/2025 (a)(r)	Lending Club	09/01/2022	8,576	8,643	8,486
192796294.SRDLC, 9.09%, 09/01/2025 (a)(o)(r)	Lending Club	09/06/2022	6,740	6,740	1,028
192796437.SRDLC, 22.49%, 08/22/2025 (a)(r)	Lending Club	08/24/2022	3,439	3,463	3,366
192800194.SRDLC, 20.99%, 08/23/2025 (a)(r)	Lending Club	08/25/2022	4,781	4,813	4,680
192807692.SRDLC, 26.74%, 08/25/2025 (a)(r)	Lending Club	08/24/2022	8,454	8,512	8,283
192809620.SRDLC, 15.00%, 12/22/2025 (a)(o)(r)	Lending Club	08/24/2022	2,311	2,333	1,613
192810627.SRDLC, 19.94%, 08/23/2025 (a)(o)(r)	Lending Club	08/25/2022	4,806	4,806	647
192815018.SRDLC, 20.99%, 08/25/2025 (a)(r)	Lending Club	08/29/2022	4,098	4,126	4,016
192817165.SRDLC, 15.00%, 02/22/2028 (a)(o)(r)	Lending Club	08/24/2022	11,083	11,192	6,886
192817671.SRDLC, 22.99%, 08/29/2025 (a)(o)(r)	Lending Club	08/31/2022	3,372	3,398	3,340
192817846.SRDLC, 25.99%, 08/22/2025 (a)(r)	Lending Club	08/24/2022	2,932	2,952	2,896
192821713.SRDLC, 29.49%, 08/22/2027 (a)(r)	Lending Club	08/24/2022	3,492	3,492	3,531
192822780.SRDLC, 22.49%, 08/22/2025 (a)(r)	Lending Club	08/24/2022	17,197	17,314	16,829
192824567.SRDLC, 19.74%, 08/23/2025 (a)(r)	Lending Club	08/25/2022	2,173	2,187	2,126
192826738.SRDLC, 28.99%, 08/23/2025 (a)(r)	Lending Club	08/25/2022	1,063	1,070	1,047
192832835.SRDLC, 30.99%, 09/04/2027 (a)(r)	Lending Club	08/25/2022	10,850	10,954	10,373
192835380.SRDLC, 22.99%, 08/23/2025 (a)(r)	Lending Club	08/25/2022	4,482	4,512	4,429
192836364.SRDLC, 20.49%, 08/25/2025 (a)(r)	Lending Club	08/29/2022	1,635	1,646	1,603
192842278.SRDLC, 29.49%, 08/24/2025 (a)(r)	Lending Club	08/26/2022	9,622	9,622	9,406
192845820.SRDLC, 18.49%, 08/25/2025 (a)(o)(r)	Lending Club	08/29/2022	4,220	4,220	4,147
192846539.SRDLC, 26.49%, 08/23/2025 (a)(r)	Lending Club	08/25/2022	1,261	1,261	1,252
192847951.SRDLC, 26.99%, 08/24/2025 (a)(r)	Lending Club	08/26/2022	3,511	3,536	3,461
192855200.SRDLC, 28.99%, 08/26/2027 (a)(o)(r)	Lending Club	08/25/2022	3,721	3,721	3,734
192855485.SRDLC, 30.99%, 08/24/2025 (a)(r)	Lending Club	08/26/2022	8,577	8,638	8,455
192861177.SRDLC, 26.49%, 08/23/2027 (a)(o)(r)	Lending Club	08/25/2022	4,313	4,313	955
192863062.SRDLC, 30.99%, 08/25/2025 (a)(o)(r)	Lending Club	08/29/2022	7,154	7,204	7,025
192864288.SRDLC, 20.99%, 08/05/2025 (a)(o)(r)	Lending Club	08/29/2022	2,560	2,578	2,472
192867016.SRDLC, 15.19%, 08/25/2027 (a)(r)	Lending Club	08/29/2022	5,472	5,472	5,305
192869569.SRDLC, 11.29%, 08/24/2025 (a)(r)	Lending Club	08/26/2022	9,759	9,759	9,555
192869827.SRDLC, 26.74%, 08/25/2025 (a)(r)	Lending Club	08/29/2022	15,124	15,216	14,927
192876219.SRDLC, 30.99%, 08/31/2025 (a)(r)	Lending Club	09/02/2022	4,281	4,314	4,238
192876433.SRDLC, 23.99%, 08/30/2027 (a)(o)(r)	Lending Club	09/01/2022	36,987	36,987	4,978

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
192876522.SRDLC, 32.39%, 08/25/2027 (a)(r)	Lending Club	08/29/2022	$7,083	$7,145	$6,971
192876723.SRDLC, 24.99%, 08/24/2025 (a)(r)	Lending Club	08/26/2022	2,784	2,784	2,711
192879657.SRDLC, 15.94%, 08/24/2027 (a)(r)	Lending Club	08/26/2022	13,686	13,686	13,258
192881890.SRDLC, 27.24%, 08/25/2025 (a)(r)	Lending Club	08/29/2022	1,687	1,699	1,666
192884522.SRDLC, 11.29%, 08/08/2025 (a)(o)(r)	Lending Club	08/30/2022	19,064	19,064	7,259
192885568.SRDLC, 26.99%, 08/25/2025 (a)(r)	Lending Club	08/29/2022	1,756	1,766	1,724
192886017.SRDLC, 30.99%, 08/26/2025 (a)(r)	Lending Club	08/30/2022	2,144	2,159	2,118
192886814.SRDLC, 22.99%, 08/26/2025 (a)(r)	Lending Club	08/30/2022	5,516	5,554	5,462
192890459.SRDLC, 30.99%, 08/21/2025 (a)(r)	Lending Club	08/29/2022	5,656	5,696	5,578
192890531.SRDLC, 32.39%, 08/31/2027 (a)(o)(r)	Lending Club	08/26/2022	6,762	6,762	6,816
192891554.SRDLC, 20.24%, 08/24/2025 (a)(r)	Lending Club	08/26/2022	3,403	3,403	3,352
192892859.SRDLC, 25.99%, 02/26/2026 (a)(r)	Lending Club	08/30/2022	5,772	5,824	5,602
192894830.SRDLC, 30.99%, 08/03/2027 (a)(o)(r)	Lending Club	08/30/2022	7,131	7,193	6,899
192895571.SRDLC, 19.99%, 08/26/2025 (a)(r)	Lending Club	08/30/2022	2,039	2,053	1,999
192896950.SRDLC, 12.24%, 08/26/2025 (a)(o)(r)	Lending Club	08/30/2022	9,373	9,373	1,489
192896989.SRDLC, 25.99%, 08/25/2025 (a)(r)	Lending Club	08/29/2022	1,403	1,403	1,387
192899816.SRDLC, 20.74%, 08/25/2025 (a)(r)	Lending Club	08/29/2022	2,865	2,865	2,836
192902759.SRDLC, 21.99%, 08/26/2027 (a)(r)	Lending Club	08/30/2022	5,376	5,421	5,222
192913549.SRDLC, 22.49%, 08/26/2027 (a)(r)	Lending Club	08/30/2022	13,679	13,679	13,604
192917763.SRDLC, 12.24%, 09/07/2025 (a)(r)	Lending Club	08/30/2022	6,844	6,844	6,663
192921440.SRDLC, 15.69%, 08/27/2027 (a)(r)	Lending Club	08/30/2022	4,093	4,093	3,982
192923851.SRDLC, 20.99%, 08/26/2025 (a)(r)	Lending Club	08/30/2022	2,049	2,063	2,009
192924727.SRDLC, 25.24%, 08/26/2027 (a)(o)(r)	Lending Club	08/30/2022	9,626	9,626	9,553
192930139.SRDLC, 25.24%, 08/26/2027 (a)(o)(r)	Lending Club	08/30/2022	21,426	21,426	2,884
192931533.SRDLC, 22.74%, 08/22/2027 (a)(r)	Lending Club	08/30/2022	8,526	8,526	8,501
192932397.SRDLC, 20.74%, 08/26/2027 (a)(r)	Lending Club	08/30/2022	16,301	16,301	16,213
192932635.SRDLC, 25.49%, 01/29/2027 (a)(o)(r)	Lending Club	08/31/2022	10,988	10,988	2,471
192934351.SRDLC, 30.99%, 08/26/2025 (a)(r)	Lending Club	08/30/2022	4,290	4,317	4,215
192934415.SRDLC, 14.49%, 08/26/2025 (a)(r)	Lending Club	08/30/2022	13,890	13,890	13,678
192935971.SRDLC, 13.19%, 08/26/2027 (a)(r)	Lending Club	08/30/2022	8,115	8,115	8,045
192947298.SRDLC, 20.49%, 08/26/2025 (a)(o)(r)	Lending Club	08/30/2022	2,544	2,544	2,519
192949362.SRDLC, 20.74%, 08/30/2025 (a)(r)	Lending Club	09/01/2022	6,822	6,871	6,695
192951569.SRDLC, 22.99%, 08/31/2025 (a)(r)	Lending Club	09/02/2022	3,442	3,467	3,415
192954346.SRDLC, 17.49%, 08/06/2025 (a)(r)	Lending Club	08/30/2022	2,796	2,796	2,740
192954423.SRDLC, 30.99%, 09/05/2025 (a)(o)(r)	Lending Club	08/31/2022	3,498	3,533	471
192954826.SRDLC, 15.19%, 08/26/2027 (a)(r)	Lending Club	08/30/2022	13,266	13,266	12,863
192955270.SRDLC, 25.99%, 08/31/2027 (a)(r)	Lending Club	08/30/2022	13,915	13,915	13,814
192955657.SRDLC, 25.99%, 08/29/2025 (a)(r)	Lending Club	08/31/2022	6,989	7,033	6,928
192956476.SRDLC, 25.74%, 08/29/2027 (a)(r)	Lending Club	08/31/2022	11,252	11,342	11,110
192956853.SRDLC, 16.49%, 08/15/2025 (a)(r)	Lending Club	09/01/2022	5,285	5,319	5,160
192960228.SRDLC, 15.99%, 09/01/2025 (a)(r)	Lending Club	08/30/2022	8,896	8,896	8,673
192964543.SRDLC, 32.39%, 09/14/2027 (a)(r)	Lending Club	08/31/2022	13,174	13,304	12,619
192966506.SRDLC, 30.99%, 08/29/2025 (a)(o)(r)	Lending Club	08/31/2022	8,235	8,317	1,108
192974045.SRDLC, 20.99%, 08/29/2025 (a)(o)(r)	Lending Club	08/31/2022	5,870	5,929	790
192978951.SRDLC, 31.49%, 08/29/2027 (a)(r)	Lending Club	08/31/2022	9,269	9,344	9,137
192979492.SRDLC, 16.69%, 08/29/2026 (a)(r)	Lending Club	08/31/2022	20,837	20,837	20,320
192979855.SRDLC, 26.99%, 08/30/2025 (a)(o)(r)	Lending Club	09/01/2022	727	732	719
192982092.SRDLC, 22.24%, 08/29/2027 (a)(r)	Lending Club	08/31/2022	7,260	7,260	7,224
192987262.SRDLC, 30.99%, 08/30/2025 (a)(r)	Lending Club	09/01/2022	1,423	1,430	1,408
192989933.SRDLC, 14.94%, 08/29/2027 (a)(r)	Lending Club	08/31/2022	17,392	17,392	16,872
192989998.SRDLC, 30.99%, 08/27/2025 (a)(r)	Lending Club	09/01/2022	4,269	4,302	4,215
192990369.SRDLC, 30.99%, 08/31/2025 (a)(r)	Lending Club	09/02/2022	6,421	6,471	6,357
192991046.SRDLC, 29.99%, 09/03/2025 (a)(o)(r)	Lending Club	09/02/2022	23,077	23,308	3,106
192995083.SRDLC, 32.39%, 08/31/2027 (a)(r)	Lending Club	09/02/2022	10,609	10,711	10,472
192996701.SRDLC, 30.74%, 09/01/2025 (a)(r)	Lending Club	09/06/2022	6,642	6,689	6,442
193000989.SRDLC, 20.99%, 08/29/2025 (a)(r)	Lending Club	08/31/2022	1,639	1,639	1,624
193001021.SRDLC, 25.99%, 08/29/2025 (a)(r)	Lending Club	08/31/2022	1,258	1,266	1,247

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
193001323.SRDLC, 19.69%, 08/29/2025 (a)(r)	Lending Club	08/31/2022	$6,787	$6,787	$6,724
193005732.SRDLC, 23.99%, 08/29/2027 (a)(r)	Lending Club	08/31/2022	12,898	12,898	12,873
193006752.SRDLC, 22.99%, 08/29/2025 (a)(r)	Lending Club	08/31/2022	6,895	6,939	6,833
193008719.SRDLC, 25.49%, 08/30/2027 (a)(r)	Lending Club	09/01/2022	11,224	11,147	11,205
193008800.SRDLC, 15.99%, 09/23/2025 (a)(r)	Lending Club	09/27/2022	2,216	2,200	2,177
193011037.SRDLC, 15.74%, 08/30/2025 (a)(r)	Lending Club	09/01/2022	5,658	5,622	5,575
193013525.SRDLC, 31.89%, 08/29/2026 (a)(r)	Lending Club	08/31/2022	3,955	3,985	3,925
193015947.SRDLC, 23.74%, 08/30/2025 (a)(r)	Lending Club	09/01/2022	4,160	4,194	4,104
193016420.SRDLC, 24.69%, 08/29/2027 (a)(r)	Lending Club	08/31/2022	12,932	12,932	12,906
193016442.SRDLC, 24.49%, 08/29/2025 (a)(r)	Lending Club	08/31/2022	4,999	5,031	4,955
193018530.SRDLC, 22.24%, 08/29/2025 (a)(r)	Lending Club	08/31/2022	3,092	3,092	3,050
193019713.SRDLC, 23.49%, 08/29/2025 (a)(r)	Lending Club	08/31/2022	8,293	8,293	8,253
193020910.SRDLC, 13.44%, 08/18/2025 (a)(r)	Lending Club	08/31/2022	5,238	5,238	5,125
193025123.SRDLC, 18.74%, 08/29/2025 (a)(r)	Lending Club	08/31/2022	6,756	6,799	6,626
193043411.SRDLC, 25.19%, 08/29/2027 (a)(r)	Lending Club	08/31/2022	4,319	4,319	4,310
193043888.SRDLC, 18.49%, 09/27/2025 (a)(r)	Lending Club	09/29/2022	3,502	3,477	3,457
193045278.SRDLC, 10.79%, 08/29/2025 (a)(r)	Lending Club	08/31/2022	6,202	6,202	6,079
193048715.SRDLC, 18.49%, 08/29/2025 (a)(r)	Lending Club	08/31/2022	16,195	16,299	15,828
193049189.SRDLC, 25.49%, 08/29/2025 (a)(o)(r)	Lending Club	08/31/2022	4,403	4,444	2,354
193051392.SRDLC, 24.99%, 09/16/2027 (a)(r)	Lending Club	09/20/2022	17,704	17,550	17,564
193051775.SRDLC, 24.49%, 09/08/2027 (a)(r)	Lending Club	09/12/2022	4,670	4,628	4,608
193063140.SRDLC, 14.44%, 08/29/2025 (a)(r)	Lending Club	08/31/2022	7,274	7,274	7,166
193067174.SRDLC, 10.79%, 09/03/2025 (a)(r)	Lending Club	08/31/2022	22,333	22,333	21,743
193070371.SRDLC, 30.99%, 09/25/2027 (a)(r)	Lending Club	09/16/2022	4,968	5,016	4,847
193075296.SRDLC, 30.99%, 08/29/2027 (a)(o)(r)	Lending Club	08/31/2022	10,563	10,661	10,411
193075353.SRDLC, 26.49%, 08/31/2027 (a)(o)(r)	Lending Club	09/02/2022	7,568	7,644	1,019
193079923.SRDLC, 20.99%, 08/30/2025 (a)(r)	Lending Club	09/01/2022	1,019	1,027	1,000
193081235.SRDLC, 16.19%, 08/25/2027 (a)(r)	Lending Club	08/31/2022	9,971	9,971	9,664
193081260.SRDLC, 24.74%, 08/30/2027 (a)(o)(r)	Lending Club	08/31/2022	17,021	17,191	2,838
193081267.SRDLC, 30.99%, 08/29/2025 (a)(r)	Lending Club	08/31/2022	2,144	2,158	2,120
193082133.SRDLC, 15.99%, 08/10/2025 (a)(o)(r)	Lending Club	09/01/2022	4,940	4,940	762
193085767.SRDLC, 27.74%, 08/30/2025 (a)(o)(r)	Lending Club	09/01/2022	7,653	7,730	3,377
193085811.SRDLC, 22.49%, 08/31/2027 (a)(r)	Lending Club	09/02/2022	5,979	5,931	5,953
193088858.SRDLC, 28.99%, 08/30/2027 (a)(r)	Lending Club	09/01/2022	9,630	9,721	9,495
193089979.SRDLC, 23.49%, 08/30/2025 (a)(r)	Lending Club	09/01/2022	6,462	6,509	6,407
193104978.SRDLC, 20.99%, 08/30/2025 (a)(r)	Lending Club	09/01/2022	1,623	1,635	1,591
193106592.SRDLC, 24.49%, 09/29/2027 (a)(r)	Lending Club	09/06/2022	7,136	7,074	7,113
193107288.SRDLC, 23.99%, 08/31/2027 (a)(r)	Lending Club	09/02/2022	21,475	21,303	21,449
193109985.SRDLC, 32.39%, 09/09/2027 (a)(o)(r)	Lending Club	09/08/2022	5,035	5,048	678
193110078.SRDLC, 20.99%, 08/31/2025 (a)(r)	Lending Club	09/02/2022	1,364	1,374	1,340
193110115.SRDLC, 20.99%, 09/07/2025 (a)(r)	Lending Club	09/09/2022	2,125	2,139	2,062
193110233.SRDLC, 15.00%, 01/04/2026 (a)(o)(r)	Lending Club	09/01/2022	8,048	8,126	5,370
193110528.SRDLC, 26.49%, 08/31/2027 (a)(r)	Lending Club	09/02/2022	8,668	8,749	8,568
193110550.SRDLC, 15.00%, 01/15/2026 (a)(o)(r)	Lending Club	09/01/2022	7,806	7,882	5,226
193120148.SRDLC, 28.99%, 08/31/2027 (a)(r)	Lending Club	09/02/2022	17,487	17,653	17,253
193124504.SRDLC, 27.24%, 08/31/2025 (a)(r)	Lending Club	09/02/2022	702	707	695
193125411.SRDLC, 21.49%, 08/31/2025 (a)(r)	Lending Club	09/02/2022	3,419	3,444	3,357
193127470.SRDLC, 30.99%, 09/08/2025 (a)(r)	Lending Club	09/12/2022	5,910	5,952	5,755
193131853.SRDLC, 26.74%, 08/31/2025 (a)(r)	Lending Club	09/02/2022	4,203	4,234	4,160
193132810.SRDLC, 24.49%, 08/31/2027 (a)(r)	Lending Club	09/02/2022	8,248	8,317	8,150
193133751.SRDLC, 30.99%, 08/31/2025 (a)(r)	Lending Club	09/02/2022	712	718	704
193133835.SRDLC, 18.49%, 09/01/2025 (a)(r)	Lending Club	09/06/2022	7,024	6,976	6,853
193139838.SRDLC, 13.99%, 09/01/2025 (a)(r)	Lending Club	09/06/2022	1,646	1,635	1,610
193147466.SRDLC, 23.99%, 09/15/2027 (a)(r)	Lending Club	09/06/2022	27,522	27,298	27,183
193150159.SRDLC, 30.99%, 08/31/2025 (a)(r)	Lending Club	09/02/2022	1,712	1,726	1,695
193178019.SRDLC, 28.24%, 09/02/2025 (a)(o)(r)	Lending Club	09/07/2022	9,637	9,637	1,297
193178153.SRDLC, 9.59%, 09/07/2027 (a)(r)	Lending Club	09/09/2022	14,794	14,674	14,435

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
193178177.SRDLC, 17.19%, 09/06/2027 (a)(r)	Lending Club	09/08/2022	$24,631	$24,424	$23,765
193184149.SRDLC, 18.99%, 09/21/2025 (a)(r)	Lending Club	09/08/2022	3,216	3,238	3,122
193185229.SRDLC, 30.99%, 09/22/2027 (a)(o)(r)	Lending Club	09/09/2022	7,358	7,376	1,249
193207659.SRDLC, 15.99%, 09/20/2025 (a)(r)	Lending Club	09/08/2022	6,971	6,924	6,830
193213965.SRDLC, 26.99%, 09/22/2025 (a)(r)	Lending Club	09/26/2022	5,214	5,252	5,120
193225539.SRDLC, 32.39%, 09/15/2027 (a)(r)	Lending Club	09/07/2022	8,434	8,509	8,215
193234903.SRDLC, 26.49%, 09/07/2025 (a)(o)(r)	Lending Club	09/09/2022	21,006	21,006	2,827
193239193.SRDLC, 20.49%, 09/09/2027 (a)(r)	Lending Club	09/13/2022	12,043	11,940	11,915
193242762.SRDLC, 17.74%, 10/06/2025 (a)(o)(r)	Lending Club	09/08/2022	11,940	11,940	4,680
193242817.SRDLC, 15.99%, 09/06/2025 (a)(o)(r)	Lending Club	09/08/2022	5,770	5,770	2,150
193245917.SRDLC, 15.99%, 09/12/2025 (a)(r)	Lending Club	09/14/2022	4,985	4,951	4,885
193266605.SRDLC, 32.39%, 09/15/2027 (a)(r)	Lending Club	09/08/2022	18,044	17,979	18,038
193273526.SRDLC, 25.99%, 09/07/2025 (a)(r)	Lending Club	09/09/2022	2,900	2,904	2,821
193278182.SRDLC, 9.34%, 09/13/2025 (a)(r)	Lending Club	09/12/2022	6,716	6,673	6,555
193279016.SRDLC, 9.59%, 09/02/2025 (a)(r)	Lending Club	09/16/2022	5,010	4,977	4,885
193287070.SRDLC, 18.19%, 09/11/2026 (a)(r)	Lending Club	09/08/2022	1,997	1,982	1,978
193294673.SRDLC, 20.44%, 09/20/2027 (a)(r)	Lending Club	09/08/2022	13,047	12,937	12,880
193299697.SRDLC, 13.99%, 09/07/2025 (a)(r)	Lending Club	09/09/2022	3,841	3,816	3,735
193309315.SRDLC, 15.99%, 09/06/2025 (a)(r)	Lending Club	09/08/2022	5,539	5,502	5,421
193322974.SRDLC, 31.74%, 09/07/2027 (a)(o)(r)	Lending Club	09/09/2022	6,728	6,745	906
193330824.SRDLC, 22.74%, 10/11/2027 (a)(o)(r)	Lending Club	10/13/2022	12,647	12,543	12,486
193333795.SRDLC, 25.99%, 09/08/2025 (a)(r)	Lending Club	09/12/2022	3,619	3,644	3,542
193341840.SRDLC, 32.39%, 09/15/2027 (a)(o)(r)	Lending Club	09/29/2022	13,501	13,636	3,139
193343769.SRDLC, 18.24%, 09/22/2025 (a)(r)	Lending Club	09/15/2022	1,170	1,178	1,138
193345355.SRDLC, 32.39%, 08/12/2028 (a)(o)(r)	Lending Club	09/14/2022	9,480	9,575	1,276
193347562.SRDLC, 18.24%, 09/09/2025 (a)(r)	Lending Club	09/13/2022	10,144	10,213	9,832
193348242.SRDLC, 25.49%, 09/07/2027 (a)(r)	Lending Club	09/09/2022	7,006	7,067	6,847
193355104.SRDLC, 10.79%, 09/19/2025 (a)(r)	Lending Club	09/21/2022	23,640	23,483	23,108
193357114.SRDLC, 13.19%, 09/22/2025 (a)(r)	Lending Club	09/12/2022	10,335	10,265	10,084
193359361.SRDLC, 24.24%, 09/09/2025 (a)(r)	Lending Club	09/13/2022	1,239	1,230	1,220
193363726.SRDLC, 27.99%, 09/16/2024 (a)(o)(r)	Lending Club	09/20/2022	8,961	9,051	1,206
193378827.SRDLC, 15.99%, 09/27/2025 (a)(r)	Lending Club	09/14/2022	13,260	13,162	12,871
193390533.SRDLC, 30.99%, 09/04/2027 (a)(o)(r)	Lending Club	09/14/2022	5,651	5,708	692
193392433.SRDLC, 21.49%, 09/08/2025 (a)(r)	Lending Club	09/12/2022	3,549	3,574	3,447
193397249.SRDLC, 25.24%, 09/09/2025 (a)(o)(r)	Lending Club	09/13/2022	15,622	15,465	2,103
193401898.SRDLC, 28.99%, 09/12/2025 (a)(r)	Lending Club	09/14/2022	4,891	4,856	4,720
193402913.SRDLC, 26.49%, 09/16/2025 (a)(o)(r)	Lending Club	09/20/2022	3,864	3,825	917
193405242.SRDLC, 24.49%, 09/22/2025 (a)(r)	Lending Club	09/27/2022	2,729	2,710	2,651
193406936.SRDLC, 13.74%, 09/21/2025 (a)(r)	Lending Club	09/23/2022	14,825	14,723	14,473
193409636.SRDLC, 15.00%, 11/21/2025 (a)(r)	Lending Club	09/14/2022	7,558	7,504	5,025
193413820.SRDLC, 32.39%, 10/25/2027 (a)(o)(r)	Lending Club	09/13/2022	4,666	4,713	—
193427219.SRDLC, 28.99%, 09/30/2025 (a)(r)	Lending Club	09/23/2022	14,777	14,676	14,268
193432417.SRDLC, 13.69%, 09/15/2025 (a)(o)(r)	Lending Club	09/14/2022	36,066	35,705	4,854
193441057.SRDLC, 32.39%, 09/20/2027 (a)(r)	Lending Club	09/14/2022	7,240	7,310	7,011
193442527.SRDLC, 25.99%, 09/12/2025 (a)(r)	Lending Club	09/14/2022	2,170	2,186	2,127
193469852.SRDLC, 14.54%, 09/27/2025 (a)(r)	Lending Club	09/14/2022	1,662	1,673	1,616
193490277.SRDLC, 25.99%, 09/12/2025 (a)(r)	Lending Club	09/14/2022	868	875	851
193491097.SRDLC, 25.49%, 09/12/2027 (a)(r)	Lending Club	09/14/2022	5,306	5,349	5,184
193495324.SRDLC, 25.99%, 09/12/2025 (a)(o)(r)	Lending Club	09/14/2022	5,384	5,438	2,150
193502349.SRDLC, 21.99%, 09/14/2025 (a)(r)	Lending Club	09/16/2022	5,122	5,158	4,983
193508769.SRDLC, 32.39%, 09/19/2027 (a)(r)	Lending Club	09/21/2022	17,901	17,741	18,018
193514957.SRDLC, 24.99%, 09/15/2027 (a)(r)	Lending Club	09/19/2022	27,802	27,559	27,572
193515056.SRDLC, 18.99%, 09/13/2025 (a)(r)	Lending Club	09/15/2022	5,616	5,654	5,460
193519115.SRDLC, 30.99%, 09/14/2025 (a)(r)	Lending Club	09/14/2022	3,705	3,732	3,597
193521654.SRDLC, 29.49%, 09/13/2027 (a)(o)(r)	Lending Club	09/15/2022	11,456	11,342	1,801
193525822.SRDLC, 20.49%, 09/20/2025 (a)(r)	Lending Club	09/22/2022	2,968	2,947	2,923
193542597.SRDLC, 23.49%, 09/13/2025 (a)(o)(r)	Lending Club	09/15/2022	19,261	19,454	4,550

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
193543089.SRDLC, 25.19%, 09/27/2027 (a)(r)	Lending Club	09/29/2022	$9,089	$9,009	$9,048
193565598.SRDLC, 15.99%, 09/16/2025 (a)(r)	Lending Club	09/20/2022	1,965	1,952	1,918
193582949.SRDLC, 18.49%, 09/16/2025 (a)(r)	Lending Club	09/20/2022	22,291	22,137	21,755
193602909.SRDLC, 24.49%, 09/15/2027 (a)(r)	Lending Club	09/19/2022	7,855	7,923	7,704
193612173.SRDLC, 10.79%, 09/19/2025 (a)(o)(r)	Lending Club	09/21/2022	5,190	5,138	1,144
193639194.SRDLC, 20.49%, 09/19/2027 (a)(r)	Lending Club	09/21/2022	8,602	8,529	8,528
193640201.SRDLC, 32.39%, 09/19/2027 (a)(r)	Lending Club	09/21/2022	12,441	12,316	12,324
193645928.SRDLC, 5.00%, 04/01/2028 (a)(r)	Lending Club	09/20/2022	4,526	4,572	2,340
193662673.SRDLC, 15.99%, 09/19/2025 (a)(r)	Lending Club	09/21/2022	480	476	477
193689839.SRDLC, 30.99%, 09/19/2025 (a)(r)	Lending Club	09/21/2022	2,955	2,976	2,894
193693368.SRDLC, 19.99%, 09/23/2025 (a)(r)	Lending Club	09/27/2022	2,538	2,556	2,478
193696796.SRDLC, 32.39%, 09/16/2027 (a)(r)	Lending Club	09/20/2022	17,901	18,060	17,485
193700025.SRDLC, 24.94%, 09/22/2025 (a)(r)	Lending Club	09/21/2022	1,446	1,436	1,424
193704775.SRDLC, 20.99%, 10/07/2027 (a)(r)	Lending Club	10/12/2022	8,736	8,755	8,420
193709519.SRDLC, 9.09%, 09/23/2025 (a)(r)	Lending Club	09/27/2022	3,282	3,260	3,211
193712658.SRDLC, 29.74%, 09/26/2025 (a)(r)	Lending Club	09/28/2022	4,410	4,442	4,338
193717551.SRDLC, 21.99%, 09/27/2025 (a)(o)(r)	Lending Club	09/29/2022	4,943	4,993	665
193719168.SRDLC, 22.49%, 09/19/2027 (a)(r)	Lending Club	09/21/2022	8,666	8,591	8,591
193722521.SRDLC, 30.99%, 09/23/2027 (a)(r)	Lending Club	09/27/2022	21,455	21,645	21,032
193741451.SRDLC, 29.99%, 09/27/2025 (a)(r)	Lending Club	09/29/2022	2,575	2,594	2,534
193755232.SRDLC, 20.49%, 09/21/2027 (a)(o)(r)	Lending Club	09/23/2022	21,822	21,603	2,937
193814373.SRDLC, 30.99%, 09/21/2025 (a)(r)	Lending Club	09/23/2022	2,438	2,455	2,391
193823411.SRDLC, 30.99%, 03/22/2026 (a)(o)(r)	Lending Club	09/26/2022	8,502	8,587	1,144
193838030.SRDLC, 24.99%, 10/05/2027 (a)(o)(r)	Lending Club	10/07/2022	31,701	31,385	31,156
193845623.SRDLC, 20.24%, 09/30/2027 (a)(r)	Lending Club	09/28/2022	8,196	8,125	8,052
193847911.SRDLC, 20.19%, 09/23/2025 (a)(r)	Lending Club	09/27/2022	3,525	3,492	3,477
193864910.SRDLC, 12.69%, 09/26/2025 (a)(r)	Lending Club	09/28/2022	13,634	13,541	13,340
193886437.SRDLC, 9.34%, 09/26/2025 (a)(r)	Lending Club	09/28/2022	3,152	3,130	3,084
193891725.SRDLC, 14.19%, 09/29/2027 (a)(r)	Lending Club	10/03/2022	25,165	24,953	24,419
193897869.SRDLC, 23.49%, 09/26/2027 (a)(r)	Lending Club	09/28/2022	13,045	12,932	12,452
193900889.SRDLC, 22.49%, 09/26/2027 (a)(r)	Lending Club	09/28/2022	17,679	17,526	17,556
193904883.SRDLC, 30.99%, 09/23/2025 (a)(r)	Lending Club	09/27/2022	2,216	2,232	2,178
193919332.SRDLC, 30.99%, 10/31/2025 (a)(r)	Lending Club	10/19/2022	10,215	10,118	9,732
193925110.SRDLC, 15.00%, 01/26/2026 (a)(o)(r)	Lending Club	09/28/2022	1,820	1,803	1,226
193926621.SRDLC, 23.55%, 09/27/2025 (a)(r)	Lending Club	09/29/2022	1,461	1,471	1,438
193931676.SRDLC, 30.74%, 09/27/2025 (a)(r)	Lending Club	09/29/2022	2,952	2,973	2,905
193939471.SRDLC, 32.39%, 10/14/2027 (a)(r)	Lending Club	10/11/2022	5,940	5,955	5,745
193940880.SRDLC, 22.49%, 09/26/2027 (a)(r)	Lending Club	09/28/2022	17,332	17,182	17,211
193944455.SRDLC, 24.99%, 10/06/2025 (a)(o)(r)	Lending Club	09/28/2022	3,134	3,165	422
193956137.SRDLC, 24.99%, 10/20/2027 (a)(r)	Lending Club	10/07/2022	22,455	22,511	21,789
193967656.SRDLC, 23.99%, 09/30/2025 (a)(r)	Lending Club	09/28/2022	721	715	696
193968510.SRDLC, 25.99%, 09/26/2025 (a)(o)(r)	Lending Club	09/28/2022	5,260	5,312	708
193976442.SRDLC, 15.00%, 02/28/2026 (a)(r)	Lending Club	10/26/2022	8,178	8,260	5,611
193981563.SRDLC, 25.49%, 09/26/2027 (a)(r)	Lending Club	09/28/2022	7,619	7,552	7,582
193986752.SRDLC, 30.99%, 09/26/2025 (a)(r)	Lending Club	09/28/2022	8,864	8,929	8,720
193990313.SRDLC, 27.99%, 09/26/2025 (a)(r)	Lending Club	09/28/2022	3,649	3,675	3,589
193993362.SRDLC, 23.99%, 09/26/2027 (a)(r)	Lending Club	09/28/2022	13,505	13,621	13,259
193996097.SRDLC, 22.99%, 09/26/2025 (a)(o)(r)	Lending Club	09/28/2022	2,661	2,686	2,613
194006210.SRDLC, 19.99%, 10/04/2027 (a)(r)	Lending Club	10/06/2022	15,671	15,536	15,448
194026974.SRDLC, 27.99%, 09/27/2025 (a)(r)	Lending Club	09/29/2022	1,824	1,838	1,795
194027078.SRDLC, 29.99%, 10/04/2025 (a)(r)	Lending Club	10/06/2022	1,076	1,077	1,038
194031497.SRDLC, 24.74%, 09/28/2027 (a)(o)(r)	Lending Club	09/30/2022	9,260	9,167	—
194040422.SRDLC, 20.99%, 09/27/2025 (a)(r)	Lending Club	09/29/2022	2,479	2,496	2,423
194041243.SRDLC, 21.99%, 09/27/2025 (a)(r)	Lending Club	09/29/2022	10,238	10,310	10,006
194042196.SRDLC, 22.99%, 09/27/2025 (a)(r)	Lending Club	09/29/2022	4,288	4,318	4,210
194051376.SRDLC, 13.19%, 10/06/2027 (a)(r)	Lending Club	10/11/2022	25,463	25,249	25,123
194051674.SRDLC, 15.99%, 09/28/2025 (a)(r)	Lending Club	09/30/2022	3,468	3,444	3,396

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
194056709.SRDLC, 10.79%, 09/28/2025 (a)(r)	Lending Club	09/30/2022	$7,430	$7,379	$7,266
194073006.SRDLC, 25.99%, 09/05/2027 (a)(o)(r)	Lending Club	10/03/2022	5,825	5,774	5,730
194120451.SRDLC, 27.99%, 10/06/2025 (a)(r)	Lending Club	10/11/2022	9,947	9,873	9,706
194126374.SRDLC, 21.49%, 10/21/2025 (a)(o)(r)	Lending Club	10/25/2022	20,159	20,361	3,307
194126529.SRDLC, 28.99%, 10/18/2027 (a)(r)	Lending Club	10/20/2022	5,376	5,328	5,378
194127079.SRDLC, 30.99%, 10/24/2025 (a)(r)	Lending Club	10/26/2022	3,048	3,054	2,982
194158910.SRDLC, 16.49%, 10/19/2027 (a)(r)	Lending Club	10/06/2022	11,800	11,700	11,387
194170547.SRDLC, 22.49%, 10/13/2025 (a)(o)(r)	Lending Club	10/17/2022	17,954	18,134	2,417
194180396.SRDLC, 28.99%, 10/21/2025 (a)(r)	Lending Club	10/25/2022	2,496	2,477	2,411
194213087.SRDLC, 13.99%, 12/04/2025 (a)(r)	Lending Club	10/06/2022	12,828	12,740	7,796
194236594.SRDLC, 24.94%, 10/05/2025 (a)(r)	Lending Club	10/07/2022	8,194	8,135	7,995
194249857.SRDLC, 30.99%, 10/05/2027 (a)(r)	Lending Club	10/07/2022	10,813	10,716	10,748
194256083.SRDLC, 26.49%, 10/04/2026 (a)(r)	Lending Club	10/06/2022	7,041	7,056	6,903
194264252.SRDLC, 25.44%, 10/12/2027 (a)(r)	Lending Club	10/14/2022	10,194	10,104	10,066
194266501.SRDLC, 30.99%, 10/11/2025 (a)(r)	Lending Club	10/13/2022	3,810	3,817	3,698
194279737.SRDLC, 19.24%, 10/04/2026 (a)(o)(r)	Lending Club	10/06/2022	8,163	8,180	7,908
194284598.SRDLC, 24.49%, 10/20/2025 (a)(r)	Lending Club	10/13/2022	3,595	3,569	3,463
194290005.SRDLC, 32.39%, 10/14/2027 (a)(r)	Lending Club	10/18/2022	9,045	9,065	8,794
194324741.SRDLC, 32.39%, 10/06/2027 (a)(r)	Lending Club	10/11/2022	18,090	18,130	17,506
194326877.SRDLC, 27.24%, 10/11/2025 (a)(r)	Lending Club	10/13/2022	9,017	9,034	8,751
194363819.SRDLC, 30.99%, 10/07/2025 (a)(r)	Lending Club	10/12/2022	3,810	3,817	3,694
194379768.SRDLC, 14.74%, 10/11/2024 (a)(r)	Lending Club	10/13/2022	5,366	5,372	5,293
194389212.SRDLC, 32.39%, 10/11/2027 (a)(r)	Lending Club	10/13/2022	13,258	13,154	13,216
194389850.SRDLC, 22.99%, 10/18/2025 (a)(r)	Lending Club	10/13/2022	7,433	7,449	7,224
194389865.SRDLC, 10.79%, 10/11/2025 (a)(r)	Lending Club	10/13/2022	2,456	2,439	2,395
194405751.SRDLC, 16.49%, 10/11/2027 (a)(r)	Lending Club	10/13/2022	12,035	11,932	11,664
194412809.SRDLC, 25.99%, 10/14/2025 (a)(o)(r)	Lending Club	10/18/2022	2,383	2,360	552
194413447.SRDLC, 9.34%, 10/11/2025 (a)(r)	Lending Club	10/13/2022	10,457	10,386	10,199
194423465.SRDLC, 13.49%, 10/11/2025 (a)(r)	Lending Club	10/13/2022	17,756	17,633	17,314
194424781.SRDLC, 18.49%, 10/21/2024 (a)(o)(r)	Lending Club	10/25/2022	5,410	5,464	728
194430048.SRDLC, 15.19%, 10/14/2025 (a)(o)(r)	Lending Club	10/18/2022	6,806	6,759	6,661
194431904.SRDLC, 24.49%, 10/11/2027 (a)(r)	Lending Club	10/13/2022	8,839	8,761	8,705
194435945.SRDLC, 16.99%, 10/18/2025 (a)(r)	Lending Club	10/20/2022	2,163	2,167	2,100
194455826.SRDLC, 21.24%, 10/11/2027 (a)(r)	Lending Club	10/13/2022	17,487	17,335	17,267
194459017.SRDLC, 23.99%, 10/11/2027 (a)(r)	Lending Club	10/13/2022	22,065	22,109	21,483
194463123.SRDLC, 13.24%, 10/19/2025 (a)(r)	Lending Club	10/13/2022	16,372	16,259	15,929
194468013.SRDLC, 25.99%, 10/11/2024 (a)(r)	Lending Club	10/13/2022	1,974	1,976	1,966
194474327.SRDLC, 16.49%, 10/21/2025 (a)(o)(r)	Lending Club	10/13/2022	21,786	21,568	2,932
194479316.SRDLC, 11.29%, 11/14/2025 (a)(r)	Lending Club	11/16/2022	10,940	10,835	10,670
194484669.SRDLC, 20.99%, 10/11/2025 (a)(r)	Lending Club	10/13/2022	1,833	1,836	1,774
194493592.SRDLC, 24.49%, 10/13/2025 (a)(r)	Lending Club	10/17/2022	13,382	13,284	12,906
194512371.SRDLC, 29.49%, 10/18/2025 (a)(r)	Lending Club	10/20/2022	3,599	3,572	3,467
194514223.SRDLC, 20.49%, 10/17/2027 (a)(o)(r)	Lending Club	10/19/2022	30,511	30,243	30,172
194515534.SRDLC, 7.09%, 10/14/2025 (a)(r)	Lending Club	10/18/2022	12,419	12,335	12,129
194524820.SRDLC, 20.49%, 10/17/2025 (a)(o)(r)	Lending Club	10/19/2022	1,560	1,576	1,505
194532233.SRDLC, 30.99%, 10/11/2025 (a)(o)(r)	Lending Club	10/13/2022	1,908	1,927	782
194535055.SRDLC, 22.74%, 10/20/2027 (a)(r)	Lending Club	10/24/2022	13,089	12,958	12,951
194535429.SRDLC, 24.49%, 10/19/2027 (a)(r)	Lending Club	10/21/2022	7,954	7,884	7,875
194541112.SRDLC, 19.94%, 11/03/2025 (a)(r)	Lending Club	11/07/2022	18,110	17,931	17,643
194546895.SRDLC, 7.59%, 10/17/2025 (a)(r)	Lending Club	10/19/2022	5,187	5,151	5,066
194547766.SRDLC, 15.99%, 10/12/2025 (a)(r)	Lending Club	10/14/2022	5,528	5,538	5,358
194563879.SRDLC, 26.49%, 10/12/2027 (a)(r)	Lending Club	10/14/2022	14,229	14,260	13,898
194567488.SRDLC, 24.49%, 10/20/2027 (a)(o)(r)	Lending Club	10/24/2022	13,514	13,397	13,337
194576339.SRDLC, 24.49%, 10/21/2027 (a)(r)	Lending Club	10/25/2022	30,933	30,636	30,666
194584482.SRDLC, 25.99%, 10/24/2025 (a)(o)(r)	Lending Club	10/26/2022	5,720	5,663	1,389
194585024.SRDLC, 23.99%, 10/17/2027 (a)(o)(r)	Lending Club	10/19/2022	4,723	4,676	636
194587361.SRDLC, 28.99%, 10/19/2027 (a)(r)	Lending Club	10/21/2022	4,480	4,440	4,484

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
194592145.SRDLC, 25.24%, 10/13/2024 (a)(o)(r)	Lending Club	10/17/2022	$4,448	$4,493	$599
194593499.SRDLC, 28.99%, 10/17/2025 (a)(r)	Lending Club	10/19/2022	2,728	2,700	2,610
194595358.SRDLC, 17.94%, 10/19/2025 (a)(r)	Lending Club	10/21/2022	4,344	4,313	4,254
194611665.SRDLC, 12.69%, 10/17/2027 (a)(r)	Lending Club	10/19/2022	17,788	17,639	17,575
194613803.SRDLC, 13.99%, 10/17/2025 (a)(r)	Lending Club	10/19/2022	5,339	5,301	5,193
194621068.SRDLC, 28.99%, 10/18/2024 (a)(r)	Lending Club	10/20/2022	1,142	1,144	1,137
194632029.SRDLC, 27.49%, 10/25/2025 (a)(r)	Lending Club	10/27/2022	6,017	6,028	5,889
194633979.SRDLC, 10.79%, 10/17/2025 (a)(o)(r)	Lending Club	10/19/2022	6,178	6,118	6,026
194641816.SRDLC, 31.89%, 10/14/2026 (a)(o)(r)	Lending Club	10/18/2022	8,097	8,117	7,926
194642494.SRDLC, 22.49%, 10/17/2025 (a)(r)	Lending Club	10/19/2022	8,851	8,787	8,677
194658217.SRDLC, 28.99%, 10/25/2025 (a)(o)(r)	Lending Club	10/27/2022	7,483	7,426	7,198
194661580.SRDLC, 24.99%, 10/18/2025 (a)(r)	Lending Club	10/20/2022	26,073	25,880	25,671
194662189.SRDLC, 26.99%, 10/17/2025 (a)(r)	Lending Club	10/19/2022	3,754	3,760	3,656
194678308.SRDLC, 22.49%, 10/17/2027 (a)(o)(r)	Lending Club	10/19/2022	14,136	13,995	1,903
194686661.SRDLC, 31.89%, 10/17/2026 (a)(r)	Lending Club	10/19/2022	1,280	1,283	1,254
194699714.SRDLC, 26.49%, 10/17/2025 (a)(r)	Lending Club	10/19/2022	2,248	2,231	2,203
194707601.SRDLC, 22.99%, 10/31/2025 (a)(r)	Lending Club	11/02/2022	4,800	4,800	4,726
194709610.SRDLC, 14.99%, 10/18/2027 (a)(r)	Lending Club	10/20/2022	12,821	12,712	12,436
194714833.SRDLC, 22.01%, 10/04/2027 (a)(o)(r)	Lending Club	10/19/2022	7,414	7,488	998
194725208.SRDLC, 20.25%, 10/17/2027 (a)(r)	Lending Club	10/19/2022	6,945	6,960	6,708
194732348.SRDLC, 16.99%, 10/18/2024 (a)(r)	Lending Club	10/20/2022	2,927	2,930	2,891
194740565.SRDLC, 23.49%, 10/28/2025 (a)(r)	Lending Club	11/01/2022	4,008	3,968	3,943
194742954.SRDLC, 23.74%, 10/18/2025 (a)(r)	Lending Club	10/20/2022	8,895	8,912	8,704
194750419.SRDLC, 21.49%, 10/18/2025 (a)(r)	Lending Club	10/20/2022	2,938	2,944	2,852
194752828.SRDLC, 18.99%, 10/18/2024 (a)(r)	Lending Club	10/20/2022	1,285	1,286	1,274
194755673.SRDLC, 24.49%, 10/19/2027 (a)(r)	Lending Club	10/21/2022	5,303	5,256	5,250
194763161.SRDLC, 18.99%, 10/18/2025 (a)(r)	Lending Club	10/20/2022	3,803	3,810	3,680
194767039.SRDLC, 30.99%, 10/20/2027 (a)(r)	Lending Club	10/24/2022	14,424	14,302	14,385
194773712.SRDLC, 25.99%, 10/21/2024 (a)(o)(r)	Lending Club	10/25/2022	3,957	3,957	3,939
194778572.SRDLC, 15.99%, 10/25/2025 (a)(r)	Lending Club	10/27/2022	1,292	1,283	1,267
194780861.SRDLC, 16.49%, 10/21/2027 (a)(r)	Lending Club	10/25/2022	10,316	10,227	10,014
194828658.SRDLC, 14.44%, 10/28/2025 (a)(r)	Lending Club	11/01/2022	8,558	8,476	8,403
194840160.SRDLC, 15.99%, 10/24/2025 (a)(r)	Lending Club	10/26/2022	15,722	15,565	15,247
194843857.SRDLC, 31.49%, 10/26/2026 (a)(r)	Lending Club	10/28/2022	1,023	1,025	1,008
194847279.SRDLC, 28.99%, 10/24/2025 (a)(r)	Lending Club	10/26/2022	3,631	3,603	3,511
194852386.SRDLC, 28.99%, 11/02/2027 (a)(o)(r)	Lending Club	12/01/2022	15,428	15,240	15,092
194870858.SRDLC, 30.99%, 10/25/2027 (a)(r)	Lending Club	10/27/2022	18,021	17,844	18,095
194871645.SRDLC, 10.99%, 10/15/2027 (a)(r)	Lending Club	10/26/2022	15,087	14,960	14,731
194874645.SRDLC, 20.24%, 11/05/2025 (a)(r)	Lending Club	10/27/2022	4,115	4,085	3,987
194880827.SRDLC, 19.49%, 10/30/2027 (a)(r)	Lending Club	10/26/2022	6,110	6,060	6,045
194884506.SRDLC, 22.99%, 10/24/2026 (a)(r)	Lending Club	10/26/2022	6,624	6,569	6,599
194888757.SRDLC, 30.99%, 10/24/2025 (a)(o)(r)	Lending Club	10/26/2022	3,384	3,418	456
194899015.SRDLC, 25.49%, 10/24/2027 (a)(r)	Lending Club	10/26/2022	17,333	17,179	17,190
194913501.SRDLC, 14.69%, 03/26/2028 (a)(o)(r)	Lending Club	10/26/2022	11,165	11,053	1,503
194921212.SRDLC, 27.49%, 11/12/2027 (a)(o)(r)	Lending Club	10/31/2022	11,336	11,449	—
194921409.SRDLC, 30.49%, 10/26/2027 (a)(r)	Lending Club	10/28/2022	7,560	7,578	7,375
194924304.SRDLC, 22.49%, 10/10/2026 (a)(o)(r)	Lending Club	11/01/2022	16,840	16,877	16,330
194927100.SRDLC, 27.99%, 10/24/2025 (a)(o)(r)	Lending Club	10/26/2022	9,315	9,333	9,076
194930289.SRDLC, 28.99%, 10/24/2027 (a)(r)	Lending Club	10/26/2022	5,376	5,388	5,252
194930783.SRDLC, 22.49%, 10/24/2025 (a)(r)	Lending Club	10/26/2022	2,213	2,196	2,174
194941414.SRDLC, 18.89%, 10/25/2025 (a)(r)	Lending Club	10/27/2022	2,617	2,598	2,573
194945403.SRDLC, 19.69%, 10/24/2027 (a)(r)	Lending Club	10/26/2022	17,394	17,243	17,232
194954645.SRDLC, 25.49%, 10/24/2027 (a)(r)	Lending Club	10/26/2022	7,536	7,552	7,393
194956010.SRDLC, 15.00%, 03/22/2026 (a)(o)(r)	Lending Club	11/16/2022	10,769	10,665	7,477
194956587.SRDLC, 20.74%, 10/27/2027 (a)(r)	Lending Club	10/31/2022	10,474	10,378	10,391
194960469.SRDLC, 15.00%, 02/25/2026 (a)(o)(r)	Lending Club	10/27/2022	12,829	12,707	8,010
194961519.SRDLC, 29.49%, 05/18/2028 (a)(o)(r)	Lending Club	11/22/2022	23,261	23,028	3,131

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
194964122.SRDLC, 12.69%, 10/24/2025 (a)(r)	Lending Club	10/26/2022	$7,077	$7,028	$6,915
194964380.SRDLC, 11.29%, 10/24/2025 (a)(r)	Lending Club	10/26/2022	8,440	8,381	8,247
194968095.SRDLC, 25.49%, 10/26/2025 (a)(r)	Lending Club	10/28/2022	3,732	3,739	3,665
194969316.SRDLC, 24.49%, 10/24/2027 (a)(r)	Lending Club	10/26/2022	14,141	14,016	13,993
194970414.SRDLC, 16.99%, 10/24/2024 (a)(r)	Lending Club	10/26/2022	1,735	1,737	1,711
194974891.SRDLC, 6.00%, 10/25/2025 (a)(r)	Lending Club	10/27/2022	7,069	7,012	6,974
194975652.SRDLC, 22.24%, 10/25/2027 (a)(r)	Lending Club	10/27/2022	21,056	20,871	20,862
194979848.SRDLC, 28.99%, 10/24/2025 (a)(r)	Lending Club	10/26/2022	7,564	7,578	7,399
194986912.SRDLC, 18.69%, 10/26/2025 (a)(r)	Lending Club	10/28/2022	1,743	1,730	1,714
194986996.SRDLC, 30.99%, 11/30/2027 (a)(o)(r)	Lending Club	11/21/2022	18,920	18,730	1,299
194989209.SRDLC, 14.54%, 10/26/2025 (a)(r)	Lending Club	10/28/2022	7,135	7,084	7,000
194991629.SRDLC, 18.19%, 10/26/2025 (a)(r)	Lending Club	10/28/2022	8,697	8,634	8,554
194999605.SRDLC, 29.99%, 10/15/2025 (a)(r)	Lending Club	10/26/2022	750	751	729
195004526.SRDLC, 11.19%, 10/27/2026 (a)(r)	Lending Club	10/31/2022	11,061	10,971	10,974
195008403.SRDLC, 15.94%, 10/27/2027 (a)(r)	Lending Club	10/31/2022	7,549	7,482	7,321
195013431.SRDLC, 30.99%, 10/31/2025 (a)(r)	Lending Club	10/27/2022	2,302	2,308	2,237
195016998.SRDLC, 10.49%, 11/29/2025 (a)(r)	Lending Club	12/01/2022	21,808	21,595	21,318
195018882.SRDLC, 19.69%, 10/28/2025 (a)(o)(r)	Lending Club	11/01/2022	6,143	6,082	6,016
195028406.SRDLC, 28.99%, 10/28/2027 (a)(r)	Lending Club	11/01/2022	5,376	5,388	5,272
195058306.SRDLC, 17.99%, 10/27/2024 (a)(r)	Lending Club	10/31/2022	3,539	3,543	3,507
195086153.SRDLC, 32.39%, 10/27/2027 (a)(o)(r)	Lending Club	10/31/2022	6,794	6,862	914
195096186.SRDLC, 21.99%, 10/27/2025 (a)(r)	Lending Club	10/31/2022	6,552	6,561	6,385
195097176.SRDLC, 21.99%, 10/31/2025 (a)(r)	Lending Club	11/02/2022	14,711	14,738	14,352
195108237.SRDLC, 15.00%, 02/16/2027 (a)(o)(r)	Lending Club	10/31/2022	8,742	8,830	5,110
195116475.SRDLC, 25.99%, 10/27/2025 (a)(r)	Lending Club	10/31/2022	5,384	5,391	5,296
195118376.SRDLC, 32.24%, 10/27/2027 (a)(r)	Lending Club	10/31/2022	2,729	2,734	2,667
195123243.SRDLC, 32.39%, 10/27/2027 (a)(r)	Lending Club	10/31/2022	10,712	10,727	10,499
195136154.SRDLC, 0.00%, 12/27/2028 (a)(o)(r)	Lending Club	10/31/2022	9,548	9,643	5,861
195138873.SRDLC, 14.44%, 11/25/2025 (a)(r)	Lending Club	11/29/2022	10,048	9,948	9,847
195172243.SRDLC, 17.99%, 11/03/2025 (a)(r)	Lending Club	11/07/2022	3,371	3,338	3,247
195175667.SRDLC, 27.74%, 10/28/2025 (a)(o)(r)	Lending Club	11/01/2022	4,106	4,116	726
195177877.SRDLC, 30.99%, 11/03/2027 (a)(o)(r)	Lending Club	11/07/2022	1,875	1,856	279
195186093.SRDLC, 16.49%, 11/07/2025 (a)(o)(r)	Lending Club	11/09/2022	10,896	10,787	665
195190423.SRDLC, 26.99%, 10/31/2025 (a)(o)(r)	Lending Club	11/02/2022	4,414	4,425	594
195192111.SRDLC, 30.99%, 11/07/2025 (a)(r)	Lending Club	11/08/2022	1,891	1,872	1,790
195199696.SRDLC, 18.24%, 11/07/2025 (a)(r)	Lending Club	11/09/2022	7,498	7,424	7,226
195201483.SRDLC, 18.24%, 11/03/2025 (a)(r)	Lending Club	11/07/2022	1,874	1,856	1,826
195208923.SRDLC, 22.49%, 11/04/2027 (a)(r)	Lending Club	11/08/2022	2,846	2,812	2,803
195241358.SRDLC, 14.68%, 11/19/2025 (a)(r)	Lending Club	11/09/2022	5,736	5,681	5,596
195252772.SRDLC, 15.19%, 11/07/2027 (a)(o)(r)	Lending Club	11/09/2022	5,728	5,671	1,655
195262399.SRDLC, 15.74%, 12/26/2025 (a)(r)	Lending Club	11/15/2022	6,391	6,329	6,290
195262520.SRDLC, 9.59%, 11/07/2027 (a)(r)	Lending Club	11/09/2022	34,021	33,637	33,154
195263144.SRDLC, 13.44%, 11/04/2027 (a)(r)	Lending Club	11/08/2022	8,198	8,104	7,993
195269918.SRDLC, 25.99%, 11/07/2027 (a)(r)	Lending Club	11/09/2022	5,065	5,005	4,978
195270505.SRDLC, 24.49%, 11/14/2027 (a)(r)	Lending Club	11/16/2022	14,761	14,584	14,567
195271773.SRDLC, 20.49%, 11/07/2025 (a)(r)	Lending Club	11/09/2022	1,134	1,123	1,106
195283712.SRDLC, 32.39%, 11/02/2027 (a)(r)	Lending Club	11/04/2022	7,675	7,692	7,381
195285027.SRDLC, 25.69%, 11/07/2025 (a)(o)(r)	Lending Club	11/09/2022	4,301	4,258	—
195285728.SRDLC, 11.04%, 11/07/2025 (a)(o)(r)	Lending Club	11/09/2022	17,718	17,541	2,696
195297116.SRDLC, 14.19%, 11/07/2027 (a)(o)(r)	Lending Club	11/09/2022	4,635	4,589	1,328
195308227.SRDLC, 18.24%, 11/10/2025 (a)(r)	Lending Club	11/15/2022	8,622	8,537	8,322
195311601.SRDLC, 12.39%, 11/07/2025 (a)(o)(r)	Lending Club	11/09/2022	16,172	16,010	1,310
195316572.SRDLC, 15.19%, 11/07/2027 (a)(r)	Lending Club	11/09/2022	13,459	13,304	12,992
195343443.SRDLC, 21.49%, 11/18/2027 (a)(r)	Lending Club	11/22/2022	5,679	5,694	5,485
195378859.SRDLC, 24.99%, 11/04/2025 (a)(o)(r)	Lending Club	11/08/2022	3,245	3,253	437
195379818.SRDLC, 11.04%, 11/09/2025 (a)(r)	Lending Club	11/14/2022	14,572	14,432	14,206
195391011.SRDLC, 31.89%, 11/04/2026 (a)(r)	Lending Club	11/08/2022	5,204	5,215	5,051

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
195427018.SRDLC, 32.39%, 11/14/2027 (a)(o)(r)	Lending Club	11/16/2022	$11,277	$11,165	$1,791
195434373.SRDLC, 18.44%, 11/25/2025 (a)(r)	Lending Club	11/17/2022	5,079	5,029	4,968
195440932.SRDLC, 10.49%, 11/10/2025 (a)(r)	Lending Club	11/15/2022	7,270	7,200	7,067
195444521.SRDLC, 18.24%, 11/10/2025 (a)(r)	Lending Club	11/15/2022	5,248	5,196	5,127
195448215.SRDLC, 30.99%, 11/09/2025 (a)(o)(r)	Lending Club	11/09/2022	3,000	3,007	404
195470601.SRDLC, 26.49%, 11/16/2025 (a)(r)	Lending Club	11/18/2022	12,560	12,583	12,229
195477282.SRDLC, 23.99%, 11/14/2025 (a)(r)	Lending Club	11/16/2022	6,127	6,065	5,895
195518264.SRDLC, 25.49%, 11/14/2027 (a)(r)	Lending Club	11/16/2022	29,049	28,701	28,602
195518645.SRDLC, 25.99%, 11/17/2025 (a)(r)	Lending Club	11/21/2022	2,314	2,319	2,259
195576173.SRDLC, 15.94%, 11/17/2027 (a)(r)	Lending Club	11/21/2022	10,882	10,756	10,532
195620310.SRDLC, 21.01%, 11/30/2025 (a)(r)	Lending Club	11/23/2022	7,615	7,629	7,365
195620530.SRDLC, 28.99%, 11/28/2025 (a)(r)	Lending Club	11/23/2022	1,177	1,165	1,131
195650327.SRDLC, 25.24%, 11/17/2027 (a)(r)	Lending Club	11/21/2022	30,527	30,160	30,177
195674668.SRDLC, 16.94%, 11/18/2025 (a)(r)	Lending Club	11/22/2022	7,758	7,681	7,592
195681577.SRDLC, 22.49%, 11/21/2025 (a)(r)	Lending Club	11/23/2022	3,371	3,337	3,301
195691586.SRDLC, 25.99%, 11/21/2027 (a)(r)	Lending Club	11/23/2022	28,750	28,404	28,443
195694244.SRDLC, 15.79%, 05/06/2027 (a)(o)(r)	Lending Club	11/23/2022	18,322	18,139	9,830
195708074.SRDLC, 20.99%, 11/16/2025 (a)(r)	Lending Club	11/18/2022	4,924	4,933	4,764
195719651.SRDLC, 15.99%, 11/29/2025 (a)(r)	Lending Club	12/01/2022	8,547	8,462	8,381
195752901.SRDLC, 22.99%, 11/30/2026 (a)(r)	Lending Club	12/02/2022	2,257	2,231	2,250
195775483.SRDLC, 13.99%, 11/15/2025 (a)(r)	Lending Club	11/25/2022	6,169	6,108	6,033
195780386.SRDLC, 24.49%, 11/22/2027 (a)(r)	Lending Club	11/25/2022	10,735	10,606	10,629
195787955.SRDLC, 30.99%, 05/29/2028 (a)(o)(r)	Lending Club	12/01/2022	15,191	14,978	14,700
195792140.SRDLC, 23.55%, 11/16/2025 (a)(r)	Lending Club	11/18/2022	12,236	12,259	11,926
195803976.SRDLC, 18.74%, 11/23/2025 (a)(r)	Lending Club	11/28/2022	4,507	4,462	4,422
195805753.SRDLC, 24.74%, 11/23/2025 (a)(o)(r)	Lending Club	11/28/2022	1,583	1,566	1,556
195818130.SRDLC, 23.99%, 11/29/2025 (a)(r)	Lending Club	12/01/2022	5,363	5,302	5,175
195822367.SRDLC, 27.99%, 11/17/2025 (a)(r)	Lending Club	11/21/2022	2,331	2,335	2,257
195826308.SRDLC, 24.49%, 11/25/2027 (a)(r)	Lending Club	11/29/2022	1,789	1,768	1,774
195835206.SRDLC, 20.24%, 11/15/2027 (a)(r)	Lending Club	11/29/2022	10,519	10,394	10,391
195838823.SRDLC, 19.99%, 11/07/2025 (a)(o)(r)	Lending Club	12/01/2022	5,870	5,810	5,635
195844391.SRDLC, 16.49%, 11/29/2025 (a)(r)	Lending Club	12/01/2022	7,385	7,311	7,154
195844805.SRDLC, 20.74%, 11/29/2027 (a)(r)	Lending Club	12/01/2022	17,690	17,479	17,529
195845073.SRDLC, 29.49%, 11/29/2025 (a)(r)	Lending Club	12/01/2022	2,811	2,781	2,715
195846687.SRDLC, 15.00%, 06/10/2028 (a)(o)(r)	Lending Club	11/29/2022	18,361	18,179	9,518
195851937.SRDLC, 22.99%, 11/29/2027 (a)(o)(r)	Lending Club	12/01/2022	18,916	18,651	3,096
195854400.SRDLC, 25.99%, 11/29/2025 (a)(r)	Lending Club	12/01/2022	7,405	7,328	7,271
195858143.SRDLC, 15.99%, 11/27/2025 (a)(o)(r)	Lending Club	11/29/2022	3,968	3,928	857
195861675.SRDLC, 32.39%, 11/29/2027 (a)(r)	Lending Club	11/23/2022	9,230	9,253	8,938
195863462.SRDLC, 24.49%, 11/29/2025 (a)(r)	Lending Club	12/01/2022	1,151	1,139	1,113
195866119.SRDLC, 24.24%, 11/29/2027 (a)(r)	Lending Club	12/01/2022	22,337	22,068	22,188
195867192.SRDLC, 21.99%, 11/29/2027 (a)(o)(r)	Lending Club	12/01/2022	18,880	18,655	17,953
195871498.SRDLC, 28.99%, 11/29/2025 (a)(r)	Lending Club	12/01/2022	3,118	3,085	3,012
195894661.SRDLC, 32.39%, 11/21/2027 (a)(r)	Lending Club	11/23/2022	16,038	16,064	15,571
195904333.SRDLC, 28.99%, 11/29/2027 (a)(r)	Lending Club	12/01/2022	7,699	7,605	7,714
195912415.SRDLC, 12.28%, 11/15/2025 (a)(r)	Lending Club	12/01/2022	6,107	6,047	5,967
195915447.SRDLC, 12.89%, 11/29/2025 (a)(r)	Lending Club	12/01/2022	16,885	16,718	16,504
195916983.SRDLC, 15.99%, 11/29/2025 (a)(r)	Lending Club	12/01/2022	8,919	8,830	8,746
195917993.SRDLC, 24.24%, 11/29/2026 (a)(r)	Lending Club	12/01/2022	8,435	8,339	8,402
195919396.SRDLC, 17.19%, 12/02/2027 (a)(r)	Lending Club	12/01/2022	12,302	12,157	11,862
195925885.SRDLC, 12.28%, 11/29/2025 (a)(r)	Lending Club	12/01/2022	7,323	7,251	7,158
195931122.SRDLC, 25.74%, 11/29/2027 (a)(r)	Lending Club	12/01/2022	25,744	25,433	25,545
195935180.SRDLC, 11.78%, 11/30/2025 (a)(r)	Lending Club	12/02/2022	23,386	23,157	22,863
195939283.SRDLC, 25.99%, 11/30/2025 (a)(r)	Lending Club	12/02/2022	2,314	2,290	2,273
195957659.SRDLC, 28.99%, 11/30/2025 (a)(o)(r)	Lending Club	12/02/2022	6,829	6,734	919
203116318.SRDLC, 26.99%, 08/15/2028 (a)(r)	Lending Club	08/14/2023	9,162	8,893	8,880
203129024.SRDLC, 13.99%, 08/02/2026 (a)(r)	Lending Club	08/04/2023	4,774	4,662	4,732

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
203172623.SRDLC, 14.24%, 08/07/2026 (a)(r)	Lending Club	08/09/2023	$5,729	$5,595	$5,663
203193673.SRDLC, 29.99%, 08/14/2028 (a)(r)	Lending Club	08/16/2023	24,628	23,902	23,883
203209922.SRDLC, 22.99%, 08/02/2026 (a)(r)	Lending Club	08/04/2023	24,154	23,471	23,598
203216447.SRDLC, 22.74%, 08/02/2028 (a)(r)	Lending Club	08/04/2023	39,266	38,309	38,635
203225328.SRDLC, 30.99%, 08/02/2026 (a)(r)	Lending Club	08/04/2023	4,826	4,688	4,654
203246842.SRDLC, 28.49%, 08/14/2026 (a)(r)	Lending Club	08/16/2023	7,710	7,489	7,494
203262395.SRDLC, 13.99%, 08/04/2026 (a)(r)	Lending Club	08/08/2023	6,206	6,031	6,090
203272733.SRDLC, 10.24%, 08/08/2026 (a)(r)	Lending Club	08/10/2023	17,232	16,829	17,151
203296870.SRDLC, 30.99%, 08/16/2026 (a)(r)	Lending Club	08/18/2023	4,826	4,687	4,695
203297342.SRDLC, 9.49%, 08/06/2026 (a)(r)	Lending Club	08/23/2023	4,548	4,441	4,531
203311377.SRDLC, 9.74%, 08/14/2026 (a)(r)	Lending Club	08/16/2023	5,330	5,205	5,307
203315057.SRDLC, 24.49%, 08/04/2026 (a)(r)	Lending Club	08/08/2023	4,807	4,671	4,684
203328742.SRDLC, 19.99%, 08/07/2026 (a)(r)	Lending Club	08/09/2023	959	931	935
203349886.SRDLC, 15.49%, 08/02/2028 (a)(r)	Lending Club	08/04/2023	15,641	15,263	15,497
203351627.SRDLC, 18.99%, 08/02/2028 (a)(r)	Lending Club	08/04/2023	6,612	6,452	6,471
203353909.SRDLC, 28.99%, 08/04/2025 (a)(r)	Lending Club	08/08/2023	9,368	9,111	9,066
203357003.SRDLC, 13.24%, 08/03/2026 (a)(r)	Lending Club	08/07/2023	9,542	9,319	9,462
203361313.SRDLC, 9.24%, 08/02/2026 (a)(r)	Lending Club	08/04/2023	38,056	37,171	37,865
203361591.SRDLC, 28.99%, 08/17/2025 (a)(r)	Lending Club	08/21/2023	11,241	10,929	10,968
203372576.SRDLC, 8.24%, 09/01/2026 (a)(r)	Lending Club	08/18/2023	24,471	23,896	24,397
203376181.SRDLC, 9.74%, 08/03/2026 (a)(r)	Lending Club	08/07/2023	38,070	37,182	37,885
203384876.SRDLC, 15.24%, 08/03/2028 (a)(r)	Lending Club	08/07/2023	29,323	28,612	29,066
203387156.SRDLC, 12.99%, 08/03/2026 (a)(r)	Lending Club	08/07/2023	8,586	8,385	8,515
203393422.SRDLC, 30.99%, 08/03/2026 (a)(r)	Lending Club	08/07/2023	2,896	2,813	2,797
203395977.SRDLC, 19.24%, 08/07/2027 (a)(r)	Lending Club	08/09/2023	6,803	6,639	6,664
203403234.SRDLC, 24.99%, 08/21/2026 (a)(r)	Lending Club	08/23/2023	4,809	4,671	4,720
203410072.SRDLC, 20.99%, 08/07/2026 (a)(r)	Lending Club	08/09/2023	4,796	4,660	4,679
203417456.SRDLC, 30.99%, 08/07/2026 (a)(r)	Lending Club	08/09/2023	2,317	2,250	2,241
203419163.SRDLC, 7.00%, 08/07/2026 (a)(r)	Lending Club	08/09/2023	23,744	23,191	23,674
203419290.SRDLC, 9.24%, 08/08/2026 (a)(r)	Lending Club	08/10/2023	19,028	18,583	18,940
203419416.SRDLC, 8.24%, 08/04/2026 (a)(r)	Lending Club	08/08/2023	29,371	28,682	29,240
203419446.SRDLC, 32.39%, 08/16/2028 (a)(r)	Lending Club	08/18/2023	14,792	14,355	14,361
203420880.SRDLC, 30.99%, 08/09/2026 (a)(r)	Lending Club	08/09/2023	14,504	14,089	14,121
203426984.SRDLC, 24.99%, 08/07/2026 (a)(r)	Lending Club	08/09/2023	5,386	5,232	5,250
203431150.SRDLC, 15.49%, 08/29/2028 (a)(r)	Lending Club	08/31/2023	16,790	16,372	16,713
203437872.SRDLC, 19.99%, 08/07/2026 (a)(r)	Lending Club	08/09/2023	8,149	7,918	7,949
203441299.SRDLC, 9.74%, 08/11/2026 (a)(r)	Lending Club	08/15/2023	29,504	28,811	29,376
203446752.SRDLC, 32.39%, 08/15/2028 (a)(r)	Lending Club	08/17/2023	14,792	14,355	14,352
203447133.SRDLC, 13.74%, 08/09/2026 (a)(r)	Lending Club	08/11/2023	19,091	18,642	18,879
203451571.SRDLC, 11.74%, 08/07/2028 (a)(o)(r)	Lending Club	08/09/2023	21,268	20,755	21,160
203451595.SRDLC, 20.99%, 08/07/2026 (a)(r)	Lending Club	08/09/2023	3,358	3,262	3,275
203454135.SRDLC, 23.99%, 08/07/2026 (a)(r)	Lending Club	08/09/2023	10,323	10,029	10,062
203454561.SRDLC, 32.39%, 08/22/2028 (a)(r)	Lending Club	08/10/2023	14,984	14,560	14,709
203457275.SRDLC, 30.99%, 08/08/2026 (a)(r)	Lending Club	08/10/2023	1,448	1,406	1,401
203461601.SRDLC, 15.74%, 08/08/2026 (a)(r)	Lending Club	08/10/2023	8,029	7,841	7,935
203461803.SRDLC, 10.99%, 08/21/2028 (a)(r)	Lending Club	08/23/2023	17,545	17,119	17,497
203466701.SRDLC, 22.49%, 08/07/2028 (a)(o)(r)	Lending Club	08/09/2023	349	340	347
203470947.SRDLC, 26.49%, 08/22/2026 (a)(r)	Lending Club	08/18/2023	13,540	13,153	13,317
203474872.SRDLC, 24.74%, 08/11/2028 (a)(r)	Lending Club	08/09/2023	4,730	4,615	4,676
203475094.SRDLC, 24.99%, 08/09/2026 (a)(r)	Lending Club	08/11/2023	1,154	1,121	1,126
203479073.SRDLC, 10.74%, 08/07/2028 (a)(r)	Lending Club	08/09/2023	36,059	35,188	35,929
203483431.SRDLC, 14.73%, 08/07/2025 (a)(r)	Lending Club	08/09/2023	5,101	4,986	5,056
203484384.SRDLC, 30.49%, 08/20/2028 (a)(r)	Lending Club	08/15/2023	24,828	24,118	24,444
203486393.SRDLC, 11.49%, 08/18/2028 (a)(r)	Lending Club	08/22/2023	9,751	9,514	9,722
203487312.SRDLC, 21.24%, 08/15/2027 (a)(r)	Lending Club	08/09/2023	38,919	37,981	38,572
203490417.SRDLC, 9.24%, 08/25/2026 (a)(r)	Lending Club	08/14/2023	5,732	5,597	5,715
203493614.SRDLC, 29.99%, 08/18/2028 (a)(r)	Lending Club	08/11/2023	5,955	5,780	5,825

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
203494811.SRDLC, 24.99%, 08/09/2026 (a)(r)	Lending Club	08/11/2023	$9,233	$8,970	$9,009
203495199.SRDLC, 19.49%, 08/22/2028 (a)(r)	Lending Club	08/09/2023	39,526	38,568	39,023
203499904.SRDLC, 12.99%, 08/18/2028 (a)(r)	Lending Club	08/22/2023	39,228	38,274	39,207
203499985.SRDLC, 10.49%, 08/17/2026 (a)(r)	Lending Club	08/21/2023	7,999	7,810	7,949
203504176.SRDLC, 26.99%, 08/09/2026 (a)(r)	Lending Club	08/11/2023	4,815	4,677	4,665
203504303.SRDLC, 15.24%, 08/16/2028 (a)(r)	Lending Club	08/18/2023	19,548	19,073	19,413
203510721.SRDLC, 14.49%, 08/15/2028 (a)(r)	Lending Club	08/17/2023	5,373	5,243	5,338
203512211.SRDLC, 28.49%, 08/10/2026 (a)(r)	Lending Club	08/14/2023	5,815	5,649	5,674
203512320.SRDLC, 12.19%, 08/09/2028 (a)(r)	Lending Club	08/11/2023	20,486	19,990	20,342
203515589.SRDLC, 9.74%, 08/09/2026 (a)(r)	Lending Club	08/11/2023	1,903	1,859	1,895
203516782.SRDLC, 7.24%, 08/10/2026 (a)(r)	Lending Club	08/14/2023	15,199	14,843	15,157
203520321.SRDLC, 10.24%, 08/11/2026 (a)(r)	Lending Club	08/15/2023	14,282	13,946	14,181
203520590.SRDLC, 24.99%, 08/18/2026 (a)(r)	Lending Club	08/22/2023	24,044	23,354	23,585
203521395.SRDLC, 17.24%, 08/10/2028 (a)(r)	Lending Club	08/14/2023	39,022	38,073	38,602
203523432.SRDLC, 9.74%, 08/10/2026 (a)(r)	Lending Club	08/14/2023	6,472	6,320	6,443
203533345.SRDLC, 11.99%, 08/14/2028 (a)(r)	Lending Club	08/16/2023	20,483	19,987	20,416
203535224.SRDLC, 17.49%, 09/06/2027 (a)(r)	Lending Club	09/08/2023	8,869	8,610	8,719
203537628.SRDLC, 20.99%, 08/14/2026 (a)(r)	Lending Club	08/16/2023	1,151	1,118	1,126
203545003.SRDLC, 29.99%, 08/14/2026 (a)(r)	Lending Club	08/16/2023	2,291	2,225	2,226
203548820.SRDLC, 10.99%, 08/14/2028 (a)(r)	Lending Club	08/16/2023	13,646	13,316	13,603
203552226.SRDLC, 19.99%, 08/15/2026 (a)(r)	Lending Club	08/17/2023	9,587	9,313	9,381
203561448.SRDLC, 10.34%, 08/10/2026 (a)(r)	Lending Club	08/14/2023	14,283	13,947	14,219
203565404.SRDLC, 28.99%, 08/16/2025 (a)(r)	Lending Club	08/18/2023	943	917	923
203566046.SRDLC, 28.99%, 08/16/2028 (a)(r)	Lending Club	08/18/2023	7,877	7,645	7,650
203566776.SRDLC, 31.89%, 08/25/2027 (a)(r)	Lending Club	08/18/2023	11,842	11,497	11,577
203567747.SRDLC, 32.39%, 08/16/2028 (a)(r)	Lending Club	08/18/2023	14,792	14,355	14,361
203570882.SRDLC, 17.24%, 08/16/2028 (a)(r)	Lending Club	08/18/2023	39,145	38,191	38,762
203571743.SRDLC, 30.99%, 08/22/2026 (a)(r)	Lending Club	08/24/2023	14,478	14,060	14,140
203573713.SRDLC, 29.49%, 08/16/2027 (a)(r)	Lending Club	08/18/2023	2,346	2,277	2,280
203576237.SRDLC, 27.99%, 08/16/2028 (a)(r)	Lending Club	08/18/2023	7,874	7,642	7,647
203590328.SRDLC, 11.49%, 08/30/2028 (a)(r)	Lending Club	08/22/2023	16,576	16,173	16,540
203592212.SRDLC, 20.99%, 08/25/2026 (a)(r)	Lending Club	08/21/2023	2,410	2,341	2,375
203592650.SRDLC, 10.74%, 09/22/2026 (a)(r)	Lending Club	09/26/2023	13,669	13,336	13,630
203597908.SRDLC, 31.89%, 08/31/2027 (a)(r)	Lending Club	08/21/2023	1,285	1,247	1,251
203601173.SRDLC, 28.99%, 08/18/2025 (a)(r)	Lending Club	08/22/2023	2,342	2,277	2,286
203601584.SRDLC, 9.74%, 08/21/2026 (a)(r)	Lending Club	08/23/2023	2,855	2,788	2,844
203602491.SRDLC, 29.99%, 08/18/2026 (a)(r)	Lending Club	08/22/2023	5,736	5,570	5,592
203609082.SRDLC, 12.99%, 08/14/2028 (a)(r)	Lending Club	08/16/2023	24,401	23,809	24,292
203611919.SRDLC, 17.24%, 08/31/2028 (a)(r)	Lending Club	09/05/2023	29,345	28,626	29,233
203614218.SRDLC, 8.24%, 08/14/2026 (a)(r)	Lending Club	08/16/2023	17,112	16,711	17,041
203618018.SRDLC, 10.79%, 08/14/2026 (a)(r)	Lending Club	08/16/2023	24,765	24,182	24,657
203621777.SRDLC, 9.74%, 08/14/2026 (a)(r)	Lending Club	08/16/2023	5,235	5,112	5,212
203623021.SRDLC, 8.24%, 08/24/2026 (a)(r)	Lending Club	08/28/2023	17,112	16,706	17,055
203626028.SRDLC, 7.24%, 08/17/2026 (a)(r)	Lending Club	08/21/2023	12,349	12,058	12,318
203626073.SRDLC, 14.74%, 08/21/2027 (a)(r)	Lending Club	08/23/2023	17,442	17,021	17,289
203633630.SRDLC, 15.49%, 08/14/2028 (a)(r)	Lending Club	08/16/2023	39,103	38,152	38,818
203634690.SRDLC, 20.99%, 08/15/2026 (a)(r)	Lending Club	08/17/2023	5,276	5,151	5,202
203638248.SRDLC, 9.49%, 08/21/2026 (a)(r)	Lending Club	08/23/2023	32,306	31,543	32,185
203638648.SRDLC, 9.74%, 08/17/2026 (a)(r)	Lending Club	08/21/2023	14,276	13,939	14,220
203643192.SRDLC, 30.49%, 08/21/2028 (a)(r)	Lending Club	08/23/2023	24,633	23,906	24,000
203645977.SRDLC, 21.24%, 08/14/2028 (a)(r)	Lending Club	08/16/2023	24,521	23,923	24,302
203647546.SRDLC, 18.99%, 09/05/2028 (a)(r)	Lending Club	09/07/2023	19,798	19,214	19,464
203656810.SRDLC, 13.49%, 08/15/2027 (a)(r)	Lending Club	08/17/2023	30,776	30,036	30,567
203664790.SRDLC, 12.74%, 08/04/2026 (a)(r)	Lending Club	08/21/2023	660	644	657
203666719.SRDLC, 12.72%, 08/29/2026 (a)(r)	Lending Club	08/17/2023	5,652	5,519	5,615
203668036.SRDLC, 24.99%, 08/23/2025 (a)(r)	Lending Club	08/25/2023	7,474	7,266	7,348
203669529.SRDLC, 7.00%, 08/21/2026 (a)(r)	Lending Club	08/23/2023	18,995	18,547	18,949

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
203685456.SRDLC, 13.49%, 08/21/2026 (a)(r)	Lending Club	08/23/2023	$13,361	$13,044	$13,260
203694435.SRDLC, 7.24%, 08/21/2026 (a)(r)	Lending Club	08/23/2023	7,315	7,142	7,297
203705262.SRDLC, 15.99%, 08/23/2026 (a)(r)	Lending Club	08/25/2023	8,126	7,894	8,009
203709129.SRDLC, 9.74%, 08/21/2026 (a)(r)	Lending Club	08/23/2023	9,517	9,293	9,481
203711930.SRDLC, 14.24%, 08/21/2026 (a)(r)	Lending Club	08/23/2023	3,342	3,263	3,314
203715269.SRDLC, 7.24%, 08/21/2026 (a)(r)	Lending Club	08/23/2023	3,325	3,246	3,317
203717864.SRDLC, 13.49%, 08/21/2026 (a)(r)	Lending Club	08/23/2023	16,224	15,840	16,101
203718377.SRDLC, 9.24%, 08/28/2026 (a)(r)	Lending Club	08/29/2023	14,759	14,408	14,729
203720575.SRDLC, 13.74%, 08/17/2026 (a)(r)	Lending Club	08/21/2023	24,436	23,857	24,275
203721454.SRDLC, 17.74%, 08/28/2026 (a)(r)	Lending Club	08/30/2023	32,893	32,103	32,654
203727116.SRDLC, 9.69%, 08/22/2026 (a)(r)	Lending Club	08/24/2023	38,069	37,168	37,979
203732053.SRDLC, 12.49%, 08/21/2026 (a)(r)	Lending Club	08/23/2023	12,875	12,570	12,795
203738755.SRDLC, 10.99%, 08/20/2026 (a)(r)	Lending Club	08/25/2023	1,903	1,858	1,896
203743719.SRDLC, 13.99%, 08/21/2026 (a)(r)	Lending Club	08/23/2023	6,874	6,711	6,830
203748381.SRDLC, 8.24%, 09/02/2026 (a)(r)	Lending Club	08/28/2023	19,154	18,700	19,107
203751185.SRDLC, 13.24%, 08/21/2027 (a)(r)	Lending Club	08/23/2023	36,780	35,893	36,632
203760470.SRDLC, 10.49%, 08/25/2026 (a)(r)	Lending Club	08/29/2023	10,951	10,691	10,913
203761982.SRDLC, 20.99%, 08/22/2028 (a)(r)	Lending Club	08/24/2023	19,588	19,109	19,454
203768698.SRDLC, 9.49%, 08/28/2028 (a)(r)	Lending Club	08/30/2023	29,212	28,501	29,148
203779390.SRDLC, 12.99%, 08/22/2027 (a)(r)	Lending Club	08/24/2023	14,517	14,167	14,461
203779740.SRDLC, 13.74%, 08/26/2026 (a)(r)	Lending Club	08/25/2023	4,587	4,478	4,573
203786996.SRDLC, 14.24%, 08/24/2026 (a)(r)	Lending Club	08/28/2023	21,007	20,507	20,839
203789134.SRDLC, 14.74%, 08/24/2027 (a)(r)	Lending Club	08/28/2023	23,212	22,650	23,033
203792186.SRDLC, 13.74%, 09/05/2027 (a)(r)	Lending Club	09/07/2023	9,843	9,603	9,806
203801128.SRDLC, 12.49%, 08/24/2026 (a)(r)	Lending Club	08/28/2023	38,147	37,240	37,935
203801304.SRDLC, 13.74%, 08/28/2026 (a)(r)	Lending Club	08/30/2023	19,091	18,636	18,961
203810114.SRDLC, 9.49%, 08/28/2026 (a)(r)	Lending Club	08/30/2023	12,941	12,634	12,899
203816676.SRDLC, 15.74%, 08/28/2028 (a)(r)	Lending Club	08/30/2023	19,555	19,077	19,456
203830149.SRDLC, 16.45%, 08/28/2027 (a)(r)	Lending Club	08/30/2023	4,850	4,733	4,834
203830171.SRDLC, 11.24%, 08/31/2028 (a)(r)	Lending Club	08/30/2023	24,396	23,807	24,345
203830989.SRDLC, 20.74%, 08/28/2028 (a)(r)	Lending Club	08/30/2023	13,728	13,392	13,629
203836638.SRDLC, 11.99%, 09/30/2028 (a)(r)	Lending Club	09/19/2023	14,891	14,525	14,862
203838024.SRDLC, 9.74%, 09/05/2026 (a)(r)	Lending Club	09/07/2023	9,760	9,526	9,729
203838432.SRDLC, 25.99%, 09/06/2028 (a)(r)	Lending Club	09/08/2023	21,818	21,280	21,572
203853264.SRDLC, 15.48%, 08/28/2026 (a)(r)	Lending Club	08/30/2023	7,168	6,997	7,136
203859318.SRDLC, 10.24%, 08/28/2026 (a)(r)	Lending Club	08/30/2023	28,563	27,884	28,418
203862282.SRDLC, 19.99%, 09/05/2026 (a)(r)	Lending Club	09/07/2023	2,449	2,378	2,402
203862370.SRDLC, 9.74%, 08/28/2026 (a)(r)	Lending Club	08/30/2023	19,035	18,582	18,972
203867193.SRDLC, 8.24%, 08/29/2025 (a)(r)	Lending Club	08/31/2023	9,228	9,013	9,198
203875110.SRDLC, 8.99%, 08/29/2026 (a)(r)	Lending Club	08/31/2023	17,597	17,175	17,544
203878978.SRDLC, 7.17%, 09/19/2026 (a)(r)	Lending Club	09/11/2023	12,511	12,211	12,503
203880271.SRDLC, 9.49%, 09/13/2026 (a)(r)	Lending Club	09/15/2023	24,397	23,810	24,334
203883383.SRDLC, 10.74%, 09/14/2027 (a)(r)	Lending Club	09/18/2023	22,024	21,487	21,972
203888619.SRDLC, 13.99%, 08/30/2026 (a)(r)	Lending Club	09/01/2023	19,011	18,557	18,916
203895315.SRDLC, 7.89%, 08/30/2026 (a)(r)	Lending Club	09/01/2023	20,529	20,042	20,498
203901815.SRDLC, 27.99%, 08/29/2028 (a)(r)	Lending Club	08/31/2023	24,605	23,867	24,107
203902012.SRDLC, 13.49%, 08/31/2026 (a)(r)	Lending Club	09/05/2023	29,574	28,868	29,424
203912524.SRDLC, 9.99%, 09/11/2028 (a)(r)	Lending Club	09/13/2023	24,184	23,591	24,136
203914458.SRDLC, 14.24%, 09/14/2026 (a)(r)	Lending Club	09/18/2023	16,132	15,742	16,032
203922191.SRDLC, 13.49%, 09/10/2026 (a)(r)	Lending Club	09/07/2023	23,500	22,937	23,446
203931557.SRDLC, 19.24%, 09/05/2026 (a)(r)	Lending Club	09/07/2023	14,689	14,335	14,507
203935388.SRDLC, 15.49%, 09/05/2028 (a)(r)	Lending Club	09/07/2023	29,048	28,336	28,875
203936470.SRDLC, 7.24%, 09/11/2026 (a)(r)	Lending Club	09/13/2023	27,789	27,122	27,745
203943135.SRDLC, 16.24%, 09/05/2028 (a)(r)	Lending Club	09/07/2023	19,287	18,814	19,137
203947876.SRDLC, 12.99%, 09/12/2027 (a)(r)	Lending Club	09/07/2023	17,758	17,327	17,725
203951630.SRDLC, 11.99%, 09/11/2026 (a)(r)	Lending Club	09/13/2023	11,233	10,963	11,181
203951950.SRDLC, 10.74%, 09/10/2027 (a)(r)	Lending Club	09/07/2023	20,654	20,153	20,619

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
203959091.SRDLC, 13.70%, 08/31/2026 (a)(r)	Lending Club	09/05/2023	$10,972	$10,710	$10,869
203963255.SRDLC, 10.74%, 09/05/2028 (a)(r)	Lending Club	09/07/2023	16,785	16,375	16,745
203964501.SRDLC, 26.99%, 09/05/2027 (a)(r)	Lending Club	09/07/2023	7,906	7,673	7,680
203966956.SRDLC, 15.49%, 09/05/2028 (a)(r)	Lending Club	09/07/2023	12,855	12,540	12,779
203969300.SRDLC, 31.89%, 09/05/2027 (a)(r)	Lending Club	09/07/2023	5,442	5,282	5,285
203970650.SRDLC, 13.49%, 09/08/2026 (a)(r)	Lending Club	09/12/2023	15,637	15,260	15,550
203980955.SRDLC, 26.49%, 09/05/2026 (a)(r)	Lending Club	09/07/2023	9,815	9,530	9,612
203981929.SRDLC, 9.25%, 09/05/2026 (a)(r)	Lending Club	09/07/2023	12,490	12,191	12,471
203986355.SRDLC, 24.99%, 09/06/2026 (a)(r)	Lending Club	09/08/2023	5,870	5,699	5,751
203986859.SRDLC, 12.49%, 09/05/2028 (a)(r)	Lending Club	09/07/2023	4,940	4,819	4,916
203987377.SRDLC, 9.74%, 09/06/2026 (a)(r)	Lending Club	09/08/2023	14,640	14,289	14,595
203990041.SRDLC, 12.72%, 10/30/2026 (a)(r)	Lending Club	09/07/2023	15,692	15,314	15,549
203990508.SRDLC, 30.99%, 09/08/2028 (a)(r)	Lending Club	09/12/2023	5,957	5,780	5,800
204004456.SRDLC, 10.24%, 09/07/2026 (a)(r)	Lending Club	09/11/2023	14,642	14,291	14,573
204004661.SRDLC, 9.49%, 09/05/2026 (a)(r)	Lending Club	09/07/2023	7,319	7,144	7,296
204006194.SRDLC, 15.99%, 09/11/2028 (a)(r)	Lending Club	09/13/2023	12,363	12,059	12,284
204006936.SRDLC, 26.99%, 09/05/2026 (a)(r)	Lending Club	09/07/2023	4,912	4,770	4,821
204007369.SRDLC, 6.91%, 09/05/2026 (a)(r)	Lending Club	09/07/2023	18,036	17,605	18,004
204011199.SRDLC, 12.99%, 10/04/2028 (a)(r)	Lending Club	10/06/2023	26,000	25,356	25,916
204011210.SRDLC, 19.49%, 09/11/2026 (a)(r)	Lending Club	09/13/2023	12,731	12,423	12,600
204011230.SRDLC, 12.24%, 09/14/2028 (a)(r)	Lending Club	09/18/2023	39,513	38,542	39,368
204015353.SRDLC, 31.89%, 09/05/2027 (a)(r)	Lending Club	09/07/2023	14,842	14,405	14,414
204015411.SRDLC, 11.74%, 09/08/2026 (a)(r)	Lending Club	09/12/2023	21,487	20,970	21,386
204015417.SRDLC, 8.24%, 09/06/2026 (a)(r)	Lending Club	09/08/2023	14,631	14,281	14,588
204023193.SRDLC, 19.24%, 09/11/2028 (a)(r)	Lending Club	09/13/2023	8,910	8,690	8,854
204029226.SRDLC, 9.74%, 09/18/2026 (a)(r)	Lending Club	09/20/2023	23,378	22,812	23,325
204033628.SRDLC, 19.49%, 09/18/2026 (a)(r)	Lending Club	09/20/2023	9,793	9,555	9,716
204034397.SRDLC, 14.74%, 09/11/2028 (a)(r)	Lending Club	09/13/2023	11,864	11,572	11,806
204043534.SRDLC, 13.49%, 09/12/2026 (a)(r)	Lending Club	09/14/2023	20,524	20,029	20,417
204050055.SRDLC, 20.99%, 09/08/2026 (a)(r)	Lending Club	09/12/2023	4,899	4,757	4,815
204052415.SRDLC, 17.49%, 09/14/2026 (a)(r)	Lending Club	09/18/2023	23,488	22,919	23,350
204054285.SRDLC, 13.49%, 09/11/2027 (a)(r)	Lending Club	09/13/2023	9,842	9,602	9,811
204055143.SRDLC, 21.49%, 09/05/2026 (a)(r)	Lending Club	09/07/2023	8,330	8,089	8,171
204061116.SRDLC, 14.74%, 09/11/2026 (a)(r)	Lending Club	09/13/2023	16,622	16,221	16,502
204062213.SRDLC, 16.24%, 09/18/2028 (a)(r)	Lending Club	09/20/2023	28,115	27,422	27,982
204065000.SRDLC, 15.49%, 09/12/2028 (a)(r)	Lending Club	09/14/2023	20,173	19,677	20,076
204068660.SRDLC, 15.74%, 09/19/2028 (a)(r)	Lending Club	09/21/2023	19,779	19,291	19,691
204073961.SRDLC, 30.99%, 09/07/2026 (a)(r)	Lending Club	09/11/2023	14,742	14,312	14,373
204110223.SRDLC, 14.49%, 09/15/2028 (a)(r)	Lending Club	09/14/2023	17,816	17,378	17,785
204121557.SRDLC, 22.99%, 09/21/2027 (a)(r)	Lending Club	09/25/2023	3,948	3,851	3,930
204122257.SRDLC, 31.89%, 09/15/2027 (a)(r)	Lending Club	09/12/2023	14,935	14,496	14,695
204124473.SRDLC, 9.24%, 09/12/2026 (a)(r)	Lending Club	09/14/2023	10,246	9,999	10,219
204124927.SRDLC, 26.99%, 09/11/2026 (a)(r)	Lending Club	09/13/2023	1,178	1,144	1,150
204129331.SRDLC, 8.24%, 09/11/2026 (a)(r)	Lending Club	09/13/2023	10,242	9,996	10,215
204131981.SRDLC, 19.49%, 09/18/2028 (a)(r)	Lending Club	09/20/2023	13,928	13,584	13,896
204134551.SRDLC, 32.39%, 09/11/2028 (a)(r)	Lending Club	09/13/2023	9,932	9,637	9,676
204136163.SRDLC, 24.99%, 09/11/2026 (a)(r)	Lending Club	09/13/2023	981	953	964
204136555.SRDLC, 12.99%, 09/18/2028 (a)(r)	Lending Club	09/20/2023	24,702	24,094	24,651
204137266.SRDLC, 10.25%, 09/18/2028 (a)(r)	Lending Club	09/20/2023	39,487	38,517	39,470
204138929.SRDLC, 14.24%, 09/19/2026 (a)(r)	Lending Club	09/21/2023	8,309	8,108	8,263
204140330.SRDLC, 13.74%, 09/18/2026 (a)(r)	Lending Club	09/20/2023	8,797	8,583	8,764
204142119.SRDLC, 24.49%, 09/11/2025 (a)(r)	Lending Club	09/13/2023	967	940	951
204142698.SRDLC, 24.99%, 09/11/2026 (a)(r)	Lending Club	09/13/2023	1,766	1,715	1,734
204148665.SRDLC, 17.24%, 09/22/2028 (a)(r)	Lending Club	09/26/2023	39,575	38,598	39,438
204151143.SRDLC, 11.61%, 09/26/2026 (a)(r)	Lending Club	09/28/2023	10,743	10,482	10,715
204157948.SRDLC, 10.99%, 09/11/2025 (a)(r)	Lending Club	09/13/2023	6,257	6,080	6,183
204159589.SRDLC, 16.99%, 09/11/2025 (a)(r)	Lending Club	09/13/2023	1,929	1,875	1,906

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
204165786.SRDLC, 31.89%, 09/15/2027 (a)(r)	Lending Club	09/19/2023	$2,375	$2,304	$2,324
204166856.SRDLC, 19.24%, 09/20/2028 (a)(r)	Lending Club	09/22/2023	12,869	12,552	12,752
204166999.SRDLC, 7.99%, 09/25/2026 (a)(r)	Lending Club	09/27/2023	11,704	11,420	11,684
204170307.SRDLC, 14.24%, 09/19/2028 (a)(r)	Lending Club	09/21/2023	24,712	24,103	24,688
204179165.SRDLC, 32.39%, 09/12/2028 (a)(r)	Lending Club	09/14/2023	10,329	10,022	10,070
204182238.SRDLC, 27.99%, 09/01/2025 (a)(r)	Lending Club	09/14/2023	9,215	8,951	9,004
204182495.SRDLC, 26.49%, 09/13/2025 (a)(r)	Lending Club	09/15/2023	14,519	14,105	14,284
204183286.SRDLC, 14.24%, 09/20/2026 (a)(r)	Lending Club	09/22/2023	19,551	19,077	19,447
204187223.SRDLC, 32.39%, 09/14/2028 (a)(r)	Lending Club	09/18/2023	9,941	9,645	9,806
204187639.SRDLC, 12.50%, 10/10/2028 (a)(r)	Lending Club	10/12/2023	40,000	39,008	39,897
204191985.SRDLC, 24.99%, 09/14/2026 (a)(r)	Lending Club	09/18/2023	2,943	2,857	2,898
204196251.SRDLC, 9.24%, 09/20/2026 (a)(r)	Lending Club	09/22/2023	10,734	10,474	10,711
204202854.SRDLC, 15.74%, 09/20/2028 (a)(r)	Lending Club	09/22/2023	26,489	25,835	26,395
204204050.SRDLC, 14.24%, 09/29/2026 (a)(r)	Lending Club	10/03/2023	2,933	2,861	2,926
204209661.SRDLC, 30.99%, 09/14/2027 (a)(r)	Lending Club	09/18/2023	6,925	6,720	6,774
204210805.SRDLC, 15.99%, 09/18/2026 (a)(r)	Lending Club	09/20/2023	9,782	9,497	9,675
204212482.SRDLC, 24.99%, 09/22/2026 (a)(r)	Lending Club	09/20/2023	7,871	7,641	7,801
204214468.SRDLC, 30.99%, 10/06/2026 (a)(r)	Lending Club	10/11/2023	15,000	14,481	14,796
204224192.SRDLC, 9.99%, 09/21/2027 (a)(r)	Lending Club	09/25/2023	14,745	14,383	14,724
204225759.SRDLC, 10.74%, 10/03/2028 (a)(r)	Lending Club	10/05/2023	25,000	24,382	24,947
204229898.SRDLC, 23.99%, 09/15/2025 (a)(r)	Lending Club	09/19/2023	1,934	1,879	1,907
204230106.SRDLC, 29.99%, 09/30/2027 (a)(r)	Lending Club	09/20/2023	7,999	7,759	7,829
204232207.SRDLC, 12.99%, 09/26/2027 (a)(r)	Lending Club	09/28/2023	6,888	6,719	6,878
204240771.SRDLC, 31.99%, 09/15/2028 (a)(r)	Lending Club	09/19/2023	4,965	4,818	4,857
204242152.SRDLC, 17.24%, 09/25/2028 (a)(r)	Lending Club	09/27/2023	3,948	3,850	3,937
204246164.SRDLC, 14.49%, 09/25/2028 (a)(r)	Lending Club	09/27/2023	34,627	33,773	34,635
204246775.SRDLC, 10.99%, 09/22/2028 (a)(r)	Lending Club	09/26/2023	17,774	17,336	17,752
204263887.SRDLC, 30.99%, 09/20/2026 (a)(r)	Lending Club	09/22/2023	1,769	1,717	1,737
204263898.SRDLC, 9.49%, 10/15/2027 (a)(r)	Lending Club	10/13/2023	14,500	14,141	14,478
204269082.SRDLC, 8.24%, 09/25/2026 (a)(r)	Lending Club	09/27/2023	7,316	7,138	7,303
204271092.SRDLC, 10.34%, 09/25/2028 (a)(r)	Lending Club	09/27/2023	37,909	36,975	37,866
204271776.SRDLC, 10.94%, 09/25/2027 (a)(r)	Lending Club	09/27/2023	25,566	24,939	25,532
204286161.SRDLC, 18.98%, 09/29/2028 (a)(r)	Lending Club	10/03/2023	18,313	17,858	18,339
204287553.SRDLC, 23.49%, 09/18/2027 (a)(r)	Lending Club	09/20/2023	4,736	4,596	4,667
204288094.SRDLC, 14.49%, 10/03/2026 (a)(r)	Lending Club	10/05/2023	10,000	9,755	9,937
204292640.SRDLC, 21.49%, 09/19/2026 (a)(r)	Lending Club	09/21/2023	2,940	2,854	2,899
204292960.SRDLC, 32.39%, 09/19/2028 (a)(r)	Lending Club	09/21/2023	14,897	14,454	14,592
204295212.SRDLC, 9.24%, 09/20/2026 (a)(r)	Lending Club	09/29/2023	20,454	19,956	20,420
204308288.SRDLC, 11.49%, 09/29/2028 (a)(r)	Lending Club	10/03/2023	35,553	34,673	35,523
204310629.SRDLC, 30.99%, 09/20/2026 (a)(r)	Lending Club	09/22/2023	9,828	9,540	9,650
204322219.SRDLC, 22.99%, 10/06/2028 (a)(r)	Lending Club	10/11/2023	6,000	5,791	5,946
204323494.SRDLC, 30.99%, 10/16/2026 (a)(r)	Lending Club	10/18/2023	3,200	3,089	3,171
204333802.SRDLC, 19.49%, 10/05/2026 (a)(r)	Lending Club	10/10/2023	31,000	30,236	30,753
204334194.SRDLC, 27.49%, 09/21/2026 (a)(r)	Lending Club	09/25/2023	8,836	8,577	8,693
204334859.SRDLC, 15.49%, 10/12/2028 (a)(r)	Lending Club	10/05/2023	16,200	15,799	16,122
204351331.SRDLC, 22.99%, 09/25/2026 (a)(r)	Lending Club	09/27/2023	24,511	23,792	24,239
204354172.SRDLC, 28.49%, 09/26/2026 (a)(r)	Lending Club	09/28/2023	7,562	7,340	7,454
204356087.SRDLC, 21.99%, 09/25/2026 (a)(r)	Lending Club	09/27/2023	9,801	9,514	9,688
204357965.SRDLC, 10.45%, 10/03/2027 (a)(r)	Lending Club	10/05/2023	17,000	16,581	16,946
204365736.SRDLC, 22.49%, 09/27/2027 (a)(r)	Lending Club	09/29/2023	1,974	1,916	1,955
204368204.SRDLC, 24.74%, 10/13/2026 (a)(r)	Lending Club	10/17/2023	2,000	1,950	1,986
204377853.SRDLC, 10.49%, 10/05/2027 (a)(r)	Lending Club	10/10/2023	7,000	6,827	6,981
204379080.SRDLC, 10.12%, 10/12/2026 (a)(r)	Lending Club	10/16/2023	6,000	5,852	5,991
204381183.SRDLC, 30.99%, 09/28/2026 (a)(r)	Lending Club	10/02/2023	5,897	5,693	5,826
204384797.SRDLC, 13.49%, 10/04/2027 (a)(r)	Lending Club	10/06/2023	40,000	39,013	39,868
204393944.SRDLC, 7.99%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	9,000	8,779	8,985
204404676.SRDLC, 28.99%, 09/25/2025 (a)(r)	Lending Club	09/27/2023	5,813	5,644	5,730

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
204404801.SRDLC, 28.99%, 09/25/2025 (a)(r)	Lending Club	09/27/2023	$2,422	$2,352	$2,387
204416518.SRDLC, 12.49%, 10/10/2026 (a)(r)	Lending Club	10/11/2023	5,200	5,072	5,184
204432472.SRDLC, 9.99%, 10/06/2026 (a)(r)	Lending Club	10/11/2023	10,400	10,144	10,381
204432623.SRDLC, 13.74%, 10/06/2026 (a)(r)	Lending Club	10/11/2023	2,500	2,438	2,492
204435865.SRDLC, 11.61%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	24,000	23,409	23,929
204441168.SRDLC, 16.99%, 10/06/2028 (a)(r)	Lending Club	10/11/2023	7,000	6,826	6,972
204445428.SRDLC, 11.25%, 10/06/2028 (a)(r)	Lending Club	10/11/2023	19,875	19,382	19,839
204448443.SRDLC, 28.49%, 09/27/2027 (a)(r)	Lending Club	09/29/2023	4,943	4,796	4,871
204453655.SRDLC, 7.17%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	7,289	7,109	7,282
204454356.SRDLC, 25.99%, 09/27/2026 (a)(r)	Lending Club	09/29/2023	3,925	3,810	3,885
204456266.SRDLC, 13.74%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	11,200	10,924	11,166
204466314.SRDLC, 32.39%, 10/19/2028 (a)(r)	Lending Club	10/23/2023	6,000	5,790	5,962
204467911.SRDLC, 12.23%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	15,000	14,630	14,955
204468340.SRDLC, 8.24%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	15,000	14,631	14,975
204469238.SRDLC, 9.49%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	3,000	2,926	2,995
204471173.SRDLC, 32.39%, 10/04/2028 (a)(r)	Lending Club	10/06/2023	12,000	11,582	11,789
204471480.SRDLC, 26.99%, 10/03/2026 (a)(r)	Lending Club	10/05/2023	5,000	4,828	4,915
204481333.SRDLC, 26.99%, 10/03/2026 (a)(r)	Lending Club	10/05/2023	25,000	24,138	24,576
204486296.SRDLC, 10.24%, 10/17/2026 (a)(r)	Lending Club	10/12/2023	8,500	8,291	8,485
204493523.SRDLC, 9.74%, 10/10/2028 (a)(r)	Lending Club	10/12/2023	35,000	34,132	34,943
204504315.SRDLC, 14.24%, 10/11/2026 (a)(r)	Lending Club	10/13/2023	10,075	9,827	10,029
204508979.SRDLC, 22.49%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	11,000	10,617	10,965
204517405.SRDLC, 30.49%, 10/02/2028 (a)(r)	Lending Club	10/04/2023	9,100	8,783	8,930
204517947.SRDLC, 27.49%, 10/19/2028 (a)(r)	Lending Club	10/06/2023	20,000	19,304	19,665
204532190.SRDLC, 30.99%, 10/03/2026 (a)(r)	Lending Club	10/05/2023	2,400	2,317	2,358
204534263.SRDLC, 22.99%, 10/03/2026 (a)(r)	Lending Club	10/05/2023	3,000	2,897	2,960
204537671.SRDLC, 12.99%, 10/01/2026 (a)(r)	Lending Club	10/13/2023	15,000	14,630	14,956
204548026.SRDLC, 7.24%, 10/12/2026 (a)(r)	Lending Club	10/16/2023	24,100	23,505	24,078
204557255.SRDLC, 30.99%, 10/05/2026 (a)(r)	Lending Club	10/10/2023	7,000	6,758	6,900
204558650.SRDLC, 31.99%, 10/05/2028 (a)(r)	Lending Club	10/10/2023	18,000	17,372	17,731
204559321.SRDLC, 20.99%, 10/05/2026 (a)(r)	Lending Club	10/10/2023	4,000	3,862	3,965
204562846.SRDLC, 24.99%, 10/06/2026 (a)(r)	Lending Club	10/11/2023	3,000	2,896	2,968
204565547.SRDLC, 32.39%, 10/05/2028 (a)(r)	Lending Club	10/10/2023	11,050	10,665	10,884
204573475.SRDLC, 17.50%, 10/12/2027 (a)(r)	Lending Club	10/16/2023	22,000	21,454	21,929
204575583.SRDLC, 25.99%, 10/04/2026 (a)(r)	Lending Club	10/16/2023	10,000	9,653	9,917
204581485.SRDLC, 15.99%, 10/16/2028 (a)(r)	Lending Club	10/18/2023	30,000	29,254	29,891
204581649.SRDLC, 26.99%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	6,000	5,792	5,924
204583517.SRDLC, 24.49%, 10/06/2027 (a)(r)	Lending Club	10/11/2023	2,943	2,841	2,915
204587454.SRDLC, 32.39%, 10/17/2028 (a)(r)	Lending Club	10/19/2023	25,000	24,127	24,774
204588836.SRDLC, 28.99%, 10/18/2025 (a)(r)	Lending Club	10/20/2023	15,000	14,481	14,884
204588997.SRDLC, 12.74%, 10/16/2028 (a)(r)	Lending Club	10/18/2023	30,000	29,254	29,940
204594269.SRDLC, 21.49%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	13,500	13,033	13,391
204595690.SRDLC, 26.99%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	6,600	6,372	6,517
204598441.SRDLC, 29.49%, 10/10/2028 (a)(r)	Lending Club	10/12/2023	25,000	24,129	24,665
204602413.SRDLC, 15.99%, 10/13/2026 (a)(r)	Lending Club	10/17/2023	5,500	5,309	5,476
204602427.SRDLC, 31.89%, 10/17/2027 (a)(r)	Lending Club	10/19/2023	19,500	18,820	19,327
204607632.SRDLC, 26.49%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	16,500	15,929	16,333
204609441.SRDLC, 15.74%, 10/16/2028 (a)(r)	Lending Club	10/18/2023	12,900	12,579	12,864
204610980.SRDLC, 20.99%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	1,200	1,159	1,190
204611663.SRDLC, 30.99%, 10/10/2026 (a)(r)	Lending Club	10/12/2023	5,000	4,827	4,935
204615141.SRDLC, 12.24%, 10/13/2028 (a)(r)	Lending Club	10/17/2023	31,000	30,229	30,936
204617295.SRDLC, 13.99%, 10/13/2027 (a)(r)	Lending Club	10/17/2023	6,500	6,339	6,486
204622779.SRDLC, 24.49%, 10/25/2026 (a)(r)	Lending Club	10/12/2023	25,000	24,135	24,758
204627471.SRDLC, 10.49%, 10/16/2028 (a)(r)	Lending Club	10/18/2023	20,000	19,503	19,974
204629248.SRDLC, 15.49%, 10/13/2028 (a)(r)	Lending Club	10/17/2023	4,000	3,901	3,988
204639031.SRDLC, 28.99%, 10/23/2025 (a)(r)	Lending Club	10/25/2023	2,000	1,930	1,991
204642940.SRDLC, 27.49%, 10/11/2026 (a)(r)	Lending Club	10/13/2023	6,744	6,511	6,657

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
204647088.SRDLC, 22.99%, 10/11/2025 (a)(r)	Lending Club	10/13/2023	$15,200	$14,678	$15,059
204647611.SRDLC, 25.99%, 10/11/2026 (a)(r)	Lending Club	10/13/2023	5,000	4,827	4,952
204650247.SRDLC, 30.99%, 10/16/2026 (a)(r)	Lending Club	10/18/2023	4,800	4,633	4,756
204652932.SRDLC, 15.99%, 10/20/2026 (a)(r)	Lending Club	10/24/2023	10,000	9,652	9,975
204652983.SRDLC, 32.39%, 10/17/2028 (a)(r)	Lending Club	10/16/2023	7,200	6,949	7,121
204659474.SRDLC, 8.24%, 10/16/2026 (a)(r)	Lending Club	10/18/2023	27,625	26,942	27,590
204659553.SRDLC, 31.89%, 10/11/2027 (a)(r)	Lending Club	10/13/2023	1,800	1,737	1,777
204659620.SRDLC, 26.49%, 10/11/2026 (a)(r)	Lending Club	10/13/2023	6,500	6,275	6,437
204660104.SRDLC, 19.99%, 10/17/2028 (a)(r)	Lending Club	10/13/2023	25,000	24,130	24,844
204665739.SRDLC, 18.99%, 10/12/2025 (a)(r)	Lending Club	10/16/2023	5,000	4,828	4,968
204666512.SRDLC, 15.99%, 10/16/2026 (a)(r)	Lending Club	10/18/2023	12,000	11,584	11,952
204667188.SRDLC, 28.99%, 10/18/2025 (a)(r)	Lending Club	10/20/2023	2,000	1,931	1,985
204670065.SRDLC, 26.49%, 10/25/2026 (a)(r)	Lending Club	10/27/2023	2,500	2,413	2,493
204670221.SRDLC, 19.49%, 10/19/2026 (a)(r)	Lending Club	10/23/2023	3,500	3,378	3,487
204672903.SRDLC, 21.49%, 10/12/2025 (a)(r)	Lending Club	10/16/2023	10,000	9,656	9,935
204673547.SRDLC, 21.99%, 10/13/2026 (a)(r)	Lending Club	10/17/2023	6,000	5,792	5,963
204673717.SRDLC, 10.49%, 10/16/2026 (a)(r)	Lending Club	10/18/2023	36,000	35,109	35,924
204673769.SRDLC, 32.39%, 10/23/2028 (a)(r)	Lending Club	10/25/2023	10,000	9,650	9,949
204674882.SRDLC, 31.89%, 10/20/2027 (a)(r)	Lending Club	10/24/2023	15,000	14,476	14,915
204678003.SRDLC, 28.99%, 10/13/2025 (a)(r)	Lending Club	10/17/2023	3,000	2,897	2,971
204678905.SRDLC, 22.99%, 10/13/2026 (a)(r)	Lending Club	10/17/2023	25,000	24,133	24,812
204680377.SRDLC, 26.49%, 10/18/2026 (a)(r)	Lending Club	10/16/2023	5,000	4,827	4,959
204680412.SRDLC, 27.99%, 10/23/2027 (a)(o)(r)	Lending Club	10/25/2023	21,000	20,267	21,034
204682636.SRDLC, 7.24%, 10/18/2025 (a)(r)	Lending Club	10/20/2023	18,000	17,557	17,986
204682690.SRDLC, 28.49%, 10/13/2028 (a)(r)	Lending Club	10/17/2023	9,000	8,686	8,909
204684311.SRDLC, 31.89%, 10/13/2027 (a)(r)	Lending Club	10/17/2023	2,000	1,930	1,980
204685321.SRDLC, 7.24%, 10/17/2026 (a)(r)	Lending Club	10/19/2023	9,000	8,777	8,993
204685459.SRDLC, 32.39%, 10/13/2028 (a)(r)	Lending Club	10/17/2023	7,000	6,756	6,927
204691442.SRDLC, 29.99%, 10/01/2026 (a)(r)	Lending Club	10/17/2023	2,400	2,317	2,377
204692078.SRDLC, 32.39%, 10/16/2028 (a)(r)	Lending Club	10/18/2023	20,000	19,302	19,806
204692447.SRDLC, 30.99%, 10/13/2026 (a)(r)	Lending Club	10/17/2023	8,000	7,722	7,921
204694390.SRDLC, 30.99%, 10/13/2026 (a)(r)	Lending Club	10/17/2023	6,000	5,792	5,941
204695288.SRDLC, 30.99%, 10/16/2026 (a)(r)	Lending Club	10/18/2023	11,000	10,618	10,899
204700782.SRDLC, 30.99%, 10/16/2026 (a)(r)	Lending Club	10/18/2023	2,500	2,413	2,477
204707973.SRDLC, 30.99%, 10/16/2026 (a)(r)	Lending Club	10/18/2023	13,000	12,548	12,880
204710073.SRDLC, 29.49%, 10/16/2028 (a)(r)	Lending Club	10/18/2023	15,000	14,477	14,858
204710527.SRDLC, 25.98%, 10/16/2027 (a)(r)	Lending Club	10/18/2023	19,500	18,821	19,379
204711592.SRDLC, 31.99%, 10/17/2028 (a)(r)	Lending Club	10/19/2023	10,000	9,651	9,910
204713085.SRDLC, 31.99%, 10/16/2028 (a)(r)	Lending Club	10/18/2023	20,000	19,302	19,807
204717857.SRDLC, 31.89%, 10/16/2027 (a)(r)	Lending Club	10/18/2023	3,000	2,895	2,971
204720778.SRDLC, 20.99%, 10/19/2028 (a)(r)	Lending Club	10/23/2023	36,000	35,102	35,907
204726884.SRDLC, 14.99%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	15,000	14,478	14,968
204727522.SRDLC, 14.49%, 10/17/2026 (a)(r)	Lending Club	10/19/2023	5,000	4,876	4,985
204728464.SRDLC, 30.99%, 10/16/2026 (a)(r)	Lending Club	10/18/2023	1,000	965	991
204730607.SRDLC, 28.48%, 10/17/2028 (a)(r)	Lending Club	10/19/2023	7,000	6,756	6,939
204733267.SRDLC, 14.11%, 10/17/2026 (a)(r)	Lending Club	10/19/2023	4,500	4,389	4,487
204735065.SRDLC, 30.99%, 10/19/2026 (a)(r)	Lending Club	10/23/2023	2,000	1,930	1,988
204740773.SRDLC, 20.49%, 10/27/2026 (a)(r)	Lending Club	10/31/2023	16,000	15,440	15,440
204741177.SRDLC, 30.49%, 10/18/2028 (a)(r)	Lending Club	10/20/2023	5,000	4,825	4,959
204742054.SRDLC, 29.99%, 10/19/2026 (a)(r)	Lending Club	10/23/2023	3,000	2,895	2,982
204744165.SRDLC, 31.89%, 10/18/2027 (a)(r)	Lending Club	10/20/2023	7,000	6,756	6,942
204744381.SRDLC, 9.71%, 10/18/2025 (a)(r)	Lending Club	10/20/2023	10,000	9,754	9,982
204746318.SRDLC, 19.99%, 10/24/2026 (a)(r)	Lending Club	10/26/2023	6,000	5,791	5,984
204747277.SRDLC, 12.99%, 10/18/2026 (a)(r)	Lending Club	10/20/2023	29,775	29,037	29,715
204767760.SRDLC, 21.49%, 10/20/2025 (a)(r)	Lending Club	10/24/2023	8,300	8,012	8,271
204769673.SRDLC, 14.24%, 10/20/2028 (a)(r)	Lending Club	10/24/2023	18,000	17,551	17,968
204772978.SRDLC, 20.99%, 10/26/2026 (a)(r)	Lending Club	10/30/2023	8,000	7,720	7,991

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
204773775.SRDLC, 23.49%, 10/20/2026 (a)(r)	Lending Club	10/24/2023	$9,400	$9,073	$9,361
204774959.SRDLC, 24.99%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	3,000	2,895	2,989
204776470.SRDLC, 24.99%, 10/20/2026 (a)(r)	Lending Club	10/24/2023	1,400	1,351	1,394
204777811.SRDLC, 27.49%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	10,000	9,651	9,954
204780925.SRDLC, 29.49%, 10/23/2028 (a)(r)	Lending Club	10/25/2023	24,000	23,161	23,882
204783756.SRDLC, 11.44%, 10/23/2028 (a)(r)	Lending Club	10/25/2023	10,000	9,751	9,991
204784436.SRDLC, 30.99%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	5,000	4,826	4,976
204786280.SRDLC, 13.49%, 10/23/2027 (a)(r)	Lending Club	10/25/2023	5,000	4,875	4,994
204788438.SRDLC, 9.88%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	4,000	3,901	3,995
204789670.SRDLC, 14.64%, 10/20/2026 (a)(r)	Lending Club	10/24/2023	28,000	27,304	27,939
204790084.SRDLC, 19.99%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	1,200	1,158	1,196
204790332.SRDLC, 32.39%, 10/23/2028 (a)(r)	Lending Club	10/25/2023	5,000	4,825	4,975
204790872.SRDLC, 23.49%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	10,000	9,651	9,963
204791068.SRDLC, 10.99%, 10/27/2027 (a)(r)	Lending Club	10/31/2023	6,500	6,338	6,338
204793641.SRDLC, 10.19%, 10/23/2027 (a)(r)	Lending Club	10/25/2023	40,000	39,004	39,965
204795406.SRDLC, 12.49%, 10/20/2026 (a)(r)	Lending Club	10/24/2023	2,500	2,438	2,496
204798537.SRDLC, 25.99%, 10/24/2028 (a)(r)	Lending Club	10/26/2023	25,000	24,126	24,923
204799007.SRDLC, 14.73%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	3,500	3,413	3,494
204799620.SRDLC, 20.99%, 10/24/2026 (a)(r)	Lending Club	10/26/2023	11,400	11,002	11,369
204806331.SRDLC, 23.98%, 10/24/2027 (a)(r)	Lending Club	10/26/2023	12,900	12,450	12,862
204807121.SRDLC, 6.91%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	6,500	6,338	6,496
204817054.SRDLC, 28.99%, 10/27/2025 (a)(r)	Lending Club	10/31/2023	5,000	4,825	4,825
204819660.SRDLC, 30.99%, 10/25/2026 (a)(r)	Lending Club	10/27/2023	15,000	14,476	14,946
204820864.SRDLC, 25.49%, 10/25/2025 (a)(r)	Lending Club	10/27/2023	6,600	6,370	6,581
204821585.SRDLC, 14.24%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	12,000	11,701	11,979
204824956.SRDLC, 25.49%, 10/25/2027 (a)(r)	Lending Club	10/27/2023	25,000	24,127	24,935
204827026.SRDLC, 12.99%, 10/26/2026 (a)(r)	Lending Club	10/30/2023	10,000	9,650	9,993
204827760.SRDLC, 21.49%, 10/26/2026 (a)(r)	Lending Club	10/30/2023	3,900	3,764	3,895
204830054.SRDLC, 23.48%, 10/26/2026 (a)(r)	Lending Club	10/30/2023	10,586	10,216	10,563
204833610.SRDLC, 18.99%, 10/23/2028 (a)(r)	Lending Club	10/25/2023	24,000	23,401	23,940
204836877.SRDLC, 20.99%, 10/26/2026 (a)(r)	Lending Club	10/30/2023	2,000	1,930	1,998
204838693.SRDLC, 8.89%, 10/23/2026 (a)(r)	Lending Club	10/25/2023	15,000	14,627	14,988
204843005.SRDLC, 12.24%, 10/25/2027 (a)(r)	Lending Club	10/25/2023	25,000	24,377	24,970
204848035.SRDLC, 22.99%, 10/26/2026 (a)(r)	Lending Club	10/30/2023	6,500	6,273	6,492
204852757.SRDLC, 10.49%, 10/24/2027 (a)(r)	Lending Club	10/26/2023	5,000	4,875	4,996
204852875.SRDLC, 23.99%, 10/27/2026 (a)(r)	Lending Club	10/31/2023	24,000	23,160	23,160
204854813.SRDLC, 9.74%, 10/24/2025 (a)(r)	Lending Club	10/26/2023	5,000	4,876	4,996
204855787.SRDLC, 22.49%, 10/26/2026 (a)(r)	Lending Club	10/30/2023	25,000	24,126	24,968
204860917.SRDLC, 11.61%, 10/25/2026 (a)(r)	Lending Club	10/27/2023	14,000	13,651	13,986
204862412.SRDLC, 26.49%, 10/27/2028 (a)(r)	Lending Club	10/31/2023	25,000	24,125	24,125
204864290.SRDLC, 12.74%, 10/25/2028 (a)(r)	Lending Club	10/27/2023	25,000	24,376	24,974
204866018.SRDLC, 13.24%, 10/27/2026 (a)(r)	Lending Club	10/31/2023	3,500	3,413	3,413
204866197.SRDLC, 12.74%, 10/25/2026 (a)(r)	Lending Club	10/27/2023	4,000	3,900	3,996
204867254.SRDLC, 11.74%, 10/26/2028 (a)(r)	Lending Club	10/30/2023	40,000	39,001	39,974
204877206.SRDLC, 7.24%, 10/26/2026 (a)(r)	Lending Club	10/30/2023	15,000	14,626	14,994
204877501.SRDLC, 23.49%, 10/27/2026 (a)(r)	Lending Club	10/31/2023	1,400	1,351	1,351
204886117.SRDLC, 7.00%, 10/27/2026 (a)(r)	Lending Club	10/31/2023	40,000	39,001	39,001
CBM3902241.SRDUP, 20.11%, 08/04/2028 (a)(r)	Upstart	08/09/2023	1,471	1,463	1,454
CBM3902412.SRDUP, 25.25%, 08/04/2026 (a)(r)	Upstart	08/09/2023	5,184	5,158	5,105
CBM3908661.SRDUP, 23.08%, 08/02/2028 (a)(r)	Upstart	08/07/2023	4,910	4,885	4,816
CBM3908662.SRDUP, 19.68%, 08/02/2028 (a)(r)	Upstart	08/07/2023	968	963	957
CBM3909688.SRDUP, 19.38%, 08/02/2028 (a)(r)	Upstart	08/07/2023	4,900	4,875	4,864
CBM3909775.SRDUP, 26.99%, 08/02/2028 (a)(o)(r)	Upstart	08/07/2023	2,977	2,962	1,453
CBM3909778.SRDUP, 30.21%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,084	1,078	1,063
CBM3909789.SRDUP, 22.24%, 08/02/2026 (a)(r)	Upstart	08/07/2023	960	955	945
CBM3909800.SRDUP, 28.26%, 08/02/2028 (a)(r)	Upstart	08/07/2023	2,581	2,568	2,554
CBM3909833.SRDUP, 18.53%, 08/02/2026 (a)(r)	Upstart	08/07/2023	9,578	9,532	9,446

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
CBM3909834.SRDUP, 22.43%, 08/02/2028 (a)(r)	Upstart	08/07/2023	$3,814	$3,795	$3,745
CBM3909848.SRDUP, 25.30%, 08/02/2026 (a)(r)	Upstart	08/07/2023	5,287	5,262	5,156
CBM3909850.SRDUP, 28.57%, 08/02/2028 (a)(r)	Upstart	08/07/2023	2,265	2,253	2,221
CBM3909869.SRDUP, 28.92%, 08/02/2028 (a)(r)	Upstart	08/07/2023	985	980	966
CBM3909880.SRDUP, 25.58%, 08/02/2028 (a)(r)	Upstart	08/07/2023	2,256	2,245	2,217
CBM3909885.SRDUP, 16.50%, 08/02/2028 (a)(r)	Upstart	08/07/2023	21,522	21,416	21,367
CBM3909893.SRDUP, 26.83%, 08/02/2028 (a)(r)	Upstart	08/07/2023	5,214	5,203	5,114
CBM3909897.SRDUP, 28.34%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,327	1,321	1,297
CBM3909905.SRDUP, 21.51%, 08/02/2028 (a)(r)	Upstart	08/07/2023	3,434	3,417	3,394
CBM3909906.SRDUP, 27.02%, 08/02/2028 (a)(o)(r)	Upstart	08/07/2023	6,848	6,813	3,350
CBM3909915.SRDUP, 24.13%, 08/02/2026 (a)(r)	Upstart	08/07/2023	4,807	4,798	4,701
CBM3909917.SRDUP, 25.68%, 08/02/2026 (a)(o)(r)	Upstart	08/07/2023	14,348	14,278	13,986
CBM3909924.SRDUP, 27.54%, 08/06/2026 (a)(r)	Upstart	08/07/2023	1,927	1,922	1,884
CBM3909964.SRDUP, 25.58%, 08/02/2026 (a)(r)	Upstart	08/07/2023	1,251	1,245	1,233
CBM3909977.SRDUP, 20.46%, 08/02/2026 (a)(r)	Upstart	08/07/2023	2,303	2,292	2,264
CBM3909998.SRDUP, 26.58%, 08/02/2028 (a)(r)	Upstart	08/07/2023	23,626	23,509	23,286
CBM3910004.SRDUP, 27.66%, 08/02/2028 (a)(r)	Upstart	08/07/2023	32,774	32,610	32,142
CBM3910010.SRDUP, 24.42%, 08/02/2028 (a)(r)	Upstart	08/07/2023	4,713	4,705	4,632
CBM3910024.SRDUP, 24.97%, 08/02/2028 (a)(r)	Upstart	08/07/2023	11,795	11,772	11,625
CBM3910035.SRDUP, 25.43%, 08/02/2026 (a)(r)	Upstart	08/07/2023	1,924	1,915	1,882
CBM3910037.SRDUP, 28.53%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,969	1,964	1,931
CBM3910045.SRDUP, 27.13%, 08/02/2028 (a)(o)(r)	Upstart	08/07/2023	15,731	15,652	15,404
CBM3910047.SRDUP, 21.61%, 08/02/2028 (a)(r)	Upstart	08/07/2023	2,844	2,830	2,795
CBM3910063.SRDUP, 20.92%, 08/02/2026 (a)(r)	Upstart	08/07/2023	3,835	3,817	3,775
CBM3910064.SRDUP, 24.25%, 08/02/2028 (a)(r)	Upstart	08/07/2023	4,520	4,511	4,455
CBM3910080.SRDUP, 28.54%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,378	1,372	1,358
CBM3910083.SRDUP, 24.32%, 08/02/2028 (a)(r)	Upstart	08/07/2023	22,079	21,969	21,766
CBM3910090.SRDUP, 26.46%, 08/02/2028 (a)(r)	Upstart	08/07/2023	3,440	3,423	3,369
CBM3910097.SRDUP, 28.65%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,165	1,159	1,140
CBM3910113.SRDUP, 24.04%, 08/02/2028 (a)(r)	Upstart	08/07/2023	2,947	2,942	2,905
CBM3910118.SRDUP, 19.47%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,960	1,950	1,946
CBM3910123.SRDUP, 27.39%, 08/02/2028 (a)(r)	Upstart	08/07/2023	4,818	4,794	4,714
CBM3910141.SRDUP, 28.08%, 08/02/2028 (a)(r)	Upstart	08/07/2023	7,459	7,426	7,337
CBM3910143.SRDUP, 23.88%, 08/02/2026 (a)(r)	Upstart	08/07/2023	961	957	948
CBM3910144.SRDUP, 28.62%, 08/02/2028 (a)(r)	Upstart	08/07/2023	3,348	3,331	3,283
CBM3910152.SRDUP, 28.65%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,772	1,764	1,738
CBM3910154.SRDUP, 20.27%, 08/02/2026 (a)(r)	Upstart	08/07/2023	1,151	1,145	1,135
CBM3910155.SRDUP, 25.41%, 08/02/2026 (a)(r)	Upstart	08/07/2023	10,680	10,628	10,530
CBM3910159.SRDUP, 24.42%, 08/02/2026 (a)(r)	Upstart	08/07/2023	2,023	2,013	1,987
CBM3910160.SRDUP, 28.35%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,575	1,567	1,545
CBM3910165.SRDUP, 28.75%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,477	1,470	1,449
CBM3910186.SRDUP, 25.75%, 08/02/2026 (a)(o)(r)	Upstart	08/07/2023	2,404	2,399	2,344
CBM3910209.SRDUP, 24.19%, 08/02/2028 (a)(r)	Upstart	08/07/2023	12,273	12,212	12,101
CBM3910216.SRDUP, 17.56%, 08/02/2028 (a)(r)	Upstart	08/07/2023	48,901	48,660	48,473
CBM3910222.SRDUP, 17.38%, 08/02/2026 (a)(r)	Upstart	08/07/2023	9,571	9,525	9,488
CBM3910253.SRDUP, 24.38%, 08/02/2028 (a)(r)	Upstart	08/07/2023	2,948	2,933	2,905
CBM3910258.SRDUP, 26.04%, 08/02/2028 (a)(r)	Upstart	08/07/2023	19,281	19,185	18,866
CBM3910262.SRDUP, 26.17%, 08/02/2028 (a)(r)	Upstart	08/07/2023	14,829	14,756	14,658
CBM3910267.SRDUP, 21.45%, 08/02/2028 (a)(r)	Upstart	08/07/2023	39,015	38,820	38,472
CBM3910275.SRDUP, 29.41%, 08/02/2028 (a)(r)	Upstart	08/07/2023	9,900	9,851	9,758
CBM3910281.SRDUP, 21.26%, 08/02/2028 (a)(o)(r)	Upstart	08/07/2023	21,164	21,059	20,801
CBM3910287.SRDUP, 19.12%, 08/02/2026 (a)(o)(r)	Upstart	08/07/2023	4,221	4,200	4,152
CBM3910308.SRDUP, 24.05%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,769	1,760	1,743
CBM3910333.SRDUP, 19.30%, 08/02/2026 (a)(r)	Upstart	08/07/2023	11,613	11,557	11,424
CBM3910374.SRDUP, 28.85%, 08/02/2028 (a)(r)	Upstart	08/07/2023	13,491	13,424	13,230
CBM3910438.SRDUP, 22.29%, 08/02/2028 (a)(r)	Upstart	08/07/2023	49,356	49,114	48,660
CBM3910645.SRDUP, 20.35%, 08/02/2026 (a)(r)	Upstart	08/07/2023	1,151	1,145	1,135

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
CBM3910696.SRDUP, 15.86%, 08/02/2026 (a)(r)	Upstart	08/07/2023	$5,736	$5,709	$5,687
CBM3910741.SRDUP, 28.68%, 08/02/2028 (a)(r)	Upstart	08/07/2023	985	980	966
CBM3910777.SRDUP, 28.96%, 08/02/2028 (a)(r)	Upstart	08/07/2023	4,432	4,409	4,346
CBM3910827.SRDUP, 28.81%, 08/02/2028 (a)(o)(r)	Upstart	08/07/2023	3,400	3,383	1,668
CBM3910886.SRDUP, 21.62%, 08/02/2028 (a)(r)	Upstart	08/07/2023	16,429	16,347	16,140
CBM3910906.SRDUP, 23.87%, 08/02/2028 (a)(r)	Upstart	08/07/2023	3,438	3,421	3,389
CBM3910941.SRDUP, 28.08%, 08/02/2028 (a)(r)	Upstart	08/07/2023	3,445	3,428	3,379
CBM3910994.SRDUP, 28.82%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,379	1,372	1,352
CBM3911140.SRDUP, 27.32%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,082	1,077	1,062
CBM3911183.SRDUP, 26.29%, 08/02/2028 (a)(r)	Upstart	08/07/2023	28,818	28,674	28,402
CBM3911219.SRDUP, 23.85%, 08/02/2026 (a)(r)	Upstart	08/07/2023	2,211	2,200	2,162
CBM3911269.SRDUP, 13.04%, 08/02/2028 (a)(r)	Upstart	08/07/2023	48,806	48,567	48,603
CBM3911341.SRDUP, 26.92%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,747	1,738	1,710
CBM3911359.SRDUP, 17.26%, 08/02/2028 (a)(r)	Upstart	08/07/2023	21,532	21,426	21,377
CBM3911374.SRDUP, 16.80%, 08/02/2026 (a)(r)	Upstart	08/07/2023	2,296	2,285	2,276
CBM3911397.SRDUP, 28.17%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,448	1,441	1,417
CBM3911399.SRDUP, 19.04%, 08/02/2028 (a)(r)	Upstart	08/07/2023	4,409	4,387	4,358
CBM3911429.SRDUP, 27.65%, 08/02/2028 (a)(r)	Upstart	08/07/2023	801	797	780
CBM3911444.SRDUP, 25.62%, 08/02/2026 (a)(r)	Upstart	08/07/2023	2,887	2,873	2,823
CBM3911489.SRDUP, 25.68%, 08/03/2026 (a)(r)	Upstart	08/08/2023	5,293	5,267	5,220
CBM3911508.SRDUP, 25.51%, 08/03/2028 (a)(r)	Upstart	08/08/2023	16,788	16,704	16,449
CBM3911530.SRDUP, 23.26%, 08/03/2026 (a)(r)	Upstart	08/08/2023	4,804	4,781	4,739
CBM3911536.SRDUP, 28.83%, 08/03/2028 (a)(r)	Upstart	08/08/2023	1,576	1,572	1,546
CBM3911545.SRDUP, 18.21%, 08/03/2028 (a)(r)	Upstart	08/08/2023	48,963	48,722	48,619
CBM3911574.SRDUP, 20.09%, 08/03/2028 (a)(r)	Upstart	08/08/2023	19,069	18,975	18,898
CBM3911584.SRDUP, 28.38%, 08/03/2028 (a)(r)	Upstart	08/08/2023	1,966	1,956	1,932
CBM3911670.SRDUP, 22.35%, 08/03/2026 (a)(r)	Upstart	08/08/2023	2,240	2,230	2,202
CBM3911678.SRDUP, 26.88%, 08/03/2028 (a)(r)	Upstart	08/08/2023	14,757	14,684	14,481
CBM3911719.SRDUP, 14.11%, 08/03/2026 (a)(r)	Upstart	08/08/2023	4,277	4,256	4,253
CBM3911722.SRDUP, 18.11%, 08/03/2028 (a)(r)	Upstart	08/08/2023	2,938	2,924	2,917
CBM3911728.SRDUP, 25.65%, 08/03/2026 (a)(r)	Upstart	08/08/2023	6,062	6,033	5,932
CBM3911737.SRDUP, 24.95%, 08/03/2028 (a)(r)	Upstart	08/08/2023	19,041	18,946	18,718
CBM3911740.SRDUP, 24.49%, 08/03/2028 (a)(r)	Upstart	08/08/2023	1,178	1,172	1,154
CBM3911759.SRDUP, 20.32%, 08/03/2028 (a)(r)	Upstart	08/08/2023	29,414	29,268	29,082
CBM3911766.SRDUP, 27.45%, 08/03/2028 (a)(r)	Upstart	08/08/2023	1,188	1,182	1,167
CBM3911810.SRDUP, 26.08%, 08/03/2028 (a)(r)	Upstart	08/08/2023	2,065	2,055	2,027
CBM3911849.SRDUP, 28.42%, 08/03/2028 (a)(r)	Upstart	08/08/2023	4,718	4,695	4,622
CBM3911864.SRDUP, 23.32%, 08/03/2028 (a)(r)	Upstart	08/08/2023	15,909	15,830	15,687
CBM3911873.SRDUP, 27.00%, 08/03/2028 (a)(r)	Upstart	08/08/2023	4,526	4,503	4,462
CBM3911892.SRDUP, 20.57%, 08/03/2028 (a)(r)	Upstart	08/08/2023	5,895	5,866	5,829
CBM3911895.SRDUP, 28.58%, 08/03/2028 (a)(r)	Upstart	08/08/2023	2,560	2,547	2,512
CBM3911896.SRDUP, 28.32%, 08/03/2028 (a)(r)	Upstart	08/08/2023	1,477	1,470	1,449
CBM3911897.SRDUP, 13.99%, 08/03/2026 (a)(r)	Upstart	08/08/2023	3,279	3,278	3,255
CBM3911971.SRDUP, 15.61%, 08/03/2028 (a)(r)	Upstart	08/08/2023	13,676	13,609	13,606
CBM3912134.SRDUP, 29.66%, 08/03/2028 (a)(r)	Upstart	08/08/2023	8,373	8,332	8,216
CBM3912172.SRDUP, 14.10%, 08/03/2028 (a)(r)	Upstart	08/08/2023	10,556	10,503	10,458
CBM3912220.SRDUP, 27.72%, 08/03/2028 (a)(r)	Upstart	08/08/2023	984	979	966
CBM3912491.SRDUP, 28.71%, 08/03/2028 (a)(r)	Upstart	08/08/2023	7,877	7,838	7,730
CBM3912534.SRDUP, 28.88%, 08/03/2028 (a)(r)	Upstart	08/08/2023	985	980	966
CBM3913126.SRDUP, 22.47%, 08/04/2028 (a)(r)	Upstart	08/09/2023	9,816	9,768	9,683
CBM3913145.SRDUP, 13.52%, 08/04/2028 (a)(r)	Upstart	08/09/2023	14,646	14,575	14,588
CBM3913151.SRDUP, 25.59%, 08/04/2026 (a)(r)	Upstart	08/09/2023	2,983	2,968	2,921
CBM3913152.SRDUP, 28.59%, 08/04/2028 (a)(r)	Upstart	08/09/2023	4,602	4,580	4,510
CBM3913162.SRDUP, 20.76%, 08/04/2028 (a)(r)	Upstart	08/09/2023	14,711	14,638	14,609
CBM3913182.SRDUP, 28.35%, 08/04/2028 (a)(o)(r)	Upstart	08/09/2023	1,500	1,492	736
CBM3913205.SRDUP, 27.15%, 08/04/2028 (a)(r)	Upstart	08/09/2023	9,840	9,790	9,704
CBM3913206.SRDUP, 23.96%, 08/04/2026 (a)(r)	Upstart	08/09/2023	1,730	1,722	1,707

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
CBM3913207.SRDUP, 24.08%, 08/04/2028 (a)(r)	Upstart	08/09/2023	$6,779	$6,745	$6,686
CBM3913224.SRDUP, 25.53%, 08/04/2026 (a)(o)(r)	Upstart	08/09/2023	4,790	4,767	4,675
CBM3913228.SRDUP, 28.70%, 08/04/2028 (a)(r)	Upstart	08/09/2023	1,673	1,664	1,640
CBM3913262.SRDUP, 20.06%, 08/04/2028 (a)(r)	Upstart	08/09/2023	14,705	14,632	14,543
CBM3913263.SRDUP, 29.66%, 08/04/2028 (a)(r)	Upstart	08/09/2023	4,926	4,901	4,836
CBM3913286.SRDUP, 21.72%, 08/04/2028 (a)(r)	Upstart	08/09/2023	49,297	49,054	48,760
CBM3913301.SRDUP, 28.56%, 08/04/2028 (a)(r)	Upstart	08/09/2023	1,772	1,763	1,740
CBM3913302.SRDUP, 25.23%, 08/04/2026 (a)(r)	Upstart	08/09/2023	10,101	10,052	9,891
CBM3913355.SRDUP, 27.81%, 08/04/2028 (a)(r)	Upstart	08/09/2023	3,150	3,134	3,092
CBM3913378.SRDUP, 17.16%, 08/04/2028 (a)(r)	Upstart	08/09/2023	8,319	8,278	8,262
CBM3913379.SRDUP, 24.34%, 08/04/2028 (a)(r)	Upstart	08/09/2023	19,313	19,217	18,918
CBM3913383.SRDUP, 25.87%, 08/04/2028 (a)(r)	Upstart	08/09/2023	6,785	6,751	6,662
CBM3913406.SRDUP, 23.37%, 08/04/2028 (a)(r)	Upstart	08/09/2023	2,881	2,866	2,832
CBM3913412.SRDUP, 14.09%, 08/04/2028 (a)(r)	Upstart	08/09/2023	17,387	17,302	17,269
CBM3913421.SRDUP, 14.52%, 08/04/2026 (a)(r)	Upstart	08/09/2023	1,433	1,426	1,424
CBM3913427.SRDUP, 29.19%, 08/04/2028 (a)(r)	Upstart	08/09/2023	1,182	1,176	1,160
CBM3913442.SRDUP, 21.63%, 08/04/2026 (a)(r)	Upstart	08/09/2023	6,503	6,472	6,401
CBM3913451.SRDUP, 22.49%, 08/04/2028 (a)(r)	Upstart	08/09/2023	22,381	22,270	22,077
CBM3913457.SRDUP, 28.28%, 08/04/2028 (a)(r)	Upstart	08/09/2023	1,866	1,857	1,829
CBM3913461.SRDUP, 26.76%, 08/04/2028 (a)(r)	Upstart	08/09/2023	4,919	4,894	4,830
CBM3913475.SRDUP, 20.52%, 08/04/2028 (a)(r)	Upstart	08/09/2023	19,611	19,514	19,395
CBM3913499.SRDUP, 28.31%, 08/04/2028 (a)(r)	Upstart	08/09/2023	2,461	2,449	2,416
CBM3913500.SRDUP, 27.57%, 08/04/2028 (a)(r)	Upstart	08/09/2023	3,824	3,805	3,757
CBM3913502.SRDUP, 25.31%, 08/04/2026 (a)(r)	Upstart	08/09/2023	1,347	1,340	1,319
CBM3913519.SRDUP, 23.32%, 08/04/2028 (a)(r)	Upstart	08/09/2023	27,989	27,850	27,607
CBM3913524.SRDUP, 18.50%, 08/04/2028 (a)(r)	Upstart	08/09/2023	33,399	33,364	33,033
CBM3913555.SRDUP, 28.83%, 08/04/2028 (a)(r)	Upstart	08/09/2023	7,681	7,643	7,575
CBM3913556.SRDUP, 20.57%, 08/04/2028 (a)(r)	Upstart	08/09/2023	5,766	5,737	5,687
CBM3913565.SRDUP, 23.32%, 08/04/2026 (a)(r)	Upstart	08/09/2023	9,801	9,753	9,671
CBM3913576.SRDUP, 19.59%, 08/04/2026 (a)(o)(r)	Upstart	08/09/2023	2,449	2,437	361
CBM3913585.SRDUP, 28.22%, 08/04/2028 (a)(o)(r)	Upstart	08/09/2023	1,092	1,086	537
CBM3913586.SRDUP, 14.72%, 08/04/2028 (a)(r)	Upstart	08/09/2023	10,749	10,696	10,676
CBM3913602.SRDUP, 24.34%, 08/04/2026 (a)(r)	Upstart	08/09/2023	4,807	4,784	4,744
CBM3913790.SRDUP, 28.84%, 08/04/2028 (a)(r)	Upstart	08/09/2023	1,977	1,973	1,934
CBM3913801.SRDUP, 28.76%, 08/04/2028 (a)(r)	Upstart	08/09/2023	4,041	4,021	3,968
CBM3914003.SRDUP, 23.25%, 08/04/2026 (a)(r)	Upstart	08/09/2023	4,255	4,235	4,188
CBM3914008.SRDUP, 28.71%, 08/04/2028 (a)(r)	Upstart	08/09/2023	2,259	2,248	2,214
CBM3914107.SRDUP, 28.47%, 08/04/2028 (a)(r)	Upstart	08/09/2023	9,852	9,802	9,743
CBM3914117.SRDUP, 28.24%, 08/04/2028 (a)(o)(r)	Upstart	08/09/2023	2,300	2,288	652
CBM3914140.SRDUP, 20.37%, 08/04/2026 (a)(r)	Upstart	08/09/2023	7,672	7,635	7,571
CBM3914356.SRDUP, 28.48%, 08/04/2028 (a)(r)	Upstart	08/09/2023	9,649	9,601	9,473
CBM3914443.SRDUP, 26.56%, 08/04/2028 (a)(r)	Upstart	08/09/2023	47,549	47,337	46,828
CBM3914495.SRDUP, 28.39%, 08/04/2028 (a)(r)	Upstart	08/09/2023	32,785	32,621	32,188
CBM3914593.SRDUP, 23.95%, 08/04/2028 (a)(r)	Upstart	08/09/2023	49,119	48,875	48,449
CBM3954098.SRDUP, 28.69%, 09/01/2026 (a)(r)	Upstart	09/07/2023	5,640	5,613	5,508
CBM3954110.SRDUP, 28.08%, 09/01/2028 (a)(r)	Upstart	09/07/2023	14,234	14,163	14,019
CBM3954143.SRDUP, 28.58%, 09/01/2028 (a)(r)	Upstart	09/07/2023	5,600	5,582	5,506
CBM3954153.SRDUP, 25.94%, 09/01/2026 (a)(r)	Upstart	09/07/2023	2,127	2,116	2,080
CBM3954196.SRDUP, 27.53%, 09/01/2028 (a)(r)	Upstart	09/07/2023	19,566	19,468	19,170
CBM3954198.SRDUP, 29.94%, 09/01/2028 (a)(r)	Upstart	09/07/2023	13,694	13,625	13,424
CBM3954199.SRDUP, 29.96%, 09/01/2028 (a)(r)	Upstart	09/07/2023	1,092	1,086	1,070
CBM3954201.SRDUP, 23.42%, 09/01/2028 (a)(r)	Upstart	09/07/2023	22,095	22,043	21,671
CBM3954214.SRDUP, 28.76%, 09/01/2028 (a)(r)	Upstart	09/07/2023	2,282	2,270	2,237
CBM3954246.SRDUP, 29.35%, 09/01/2028 (a)(r)	Upstart	09/07/2023	1,465	1,458	1,453
CBM3954283.SRDUP, 28.28%, 09/01/2028 (a)(r)	Upstart	09/07/2023	37,198	37,012	36,471
CBM3954304.SRDUP, 30.51%, 09/01/2028 (a)(o)(r)	Upstart	09/07/2023	1,280	1,274	1,254
CBM3954311.SRDUP, 29.07%, 09/01/2026 (a)(r)	Upstart	09/07/2023	9,329	9,282	9,121

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
CBM3954330.SRDUP, 27.11%, 09/01/2028 (a)(r)	Upstart	09/07/2023	$1,469	$1,462	$1,440
CBM3954333.SRDUP, 30.59%, 09/01/2028 (a)(r)	Upstart	09/07/2023	1,471	1,464	1,442
CBM3954341.SRDUP, 30.91%, 09/01/2028 (a)(r)	Upstart	09/07/2023	1,886	1,876	1,849
CBM3954356.SRDUP, 26.92%, 09/01/2028 (a)(r)	Upstart	09/07/2023	45,120	44,894	44,452
CBM3954359.SRDUP, 24.68%, 09/01/2028 (a)(r)	Upstart	09/07/2023	42,816	42,602	41,991
CBM3954363.SRDUP, 22.47%, 09/01/2028 (a)(r)	Upstart	09/07/2023	48,736	48,493	48,146
CBM3954393.SRDUP, 28.90%, 09/01/2028 (a)(r)	Upstart	09/07/2023	1,190	1,185	1,167
CBM3954399.SRDUP, 30.96%, 09/01/2028 (a)(r)	Upstart	09/07/2023	3,077	3,061	3,016
CBM3954441.SRDUP, 28.88%, 09/01/2028 (a)(r)	Upstart	09/07/2023	1,190	1,185	1,167
CBM3954449.SRDUP, 22.36%, 09/01/2028 (a)(r)	Upstart	09/07/2023	19,811	19,712	19,523
CBM3954473.SRDUP, 29.98%, 09/01/2028 (a)(r)	Upstart	09/07/2023	6,549	6,516	6,420
CBM3954476.SRDUP, 30.17%, 09/01/2028 (a)(r)	Upstart	09/07/2023	992	987	973
CBM3954490.SRDUP, 21.67%, 09/01/2028 (a)(r)	Upstart	09/07/2023	108	108	108
CBM3954499.SRDUP, 27.69%, 09/01/2028 (a)(r)	Upstart	09/07/2023	29,754	29,606	29,174
CBM3954502.SRDUP, 18.14%, 09/01/2028 (a)(r)	Upstart	09/07/2023	15,237	15,162	15,059
CBM3954535.SRDUP, 28.51%, 09/01/2028 (a)(r)	Upstart	09/07/2023	27,379	27,242	27,046
CBM3954561.SRDUP, 21.09%, 09/01/2028 (a)(r)	Upstart	09/07/2023	12,051	11,991	11,875
CBM3954563.SRDUP, 24.89%, 09/01/2028 (a)(r)	Upstart	09/07/2023	5,650	5,621	5,582
CBM3955649.SRDUP, 29.81%, 09/01/2028 (a)(r)	Upstart	09/07/2023	9,724	9,676	9,533
CBM3955684.SRDUP, 22.45%, 09/05/2028 (a)(r)	Upstart	09/08/2023	12,878	12,873	12,708
CBM3955713.SRDUP, 28.88%, 09/05/2028 (a)(r)	Upstart	09/08/2023	2,579	2,566	2,535
CBM3955730.SRDUP, 27.62%, 09/05/2028 (a)(r)	Upstart	09/08/2023	1,686	1,678	1,657
CBM3955779.SRDUP, 16.17%, 09/05/2028 (a)(r)	Upstart	09/08/2023	13,344	13,278	13,253
CBM3955791.SRDUP, 11.88%, 09/05/2028 (a)(r)	Upstart	09/08/2023	9,876	9,827	9,837
CBM3955802.SRDUP, 13.42%, 09/05/2028 (a)(r)	Upstart	09/08/2023	4,545	4,547	4,515
CBM3955806.SRDUP, 30.65%, 09/05/2028 (a)(r)	Upstart	09/08/2023	3,187	3,171	3,127
CBM3955807.SRDUP, 21.50%, 09/05/2028 (a)(r)	Upstart	09/08/2023	3,848	3,829	3,805
CBM3955808.SRDUP, 28.09%, 09/05/2028 (a)(r)	Upstart	09/08/2023	16,526	16,444	16,237
CBM3955814.SRDUP, 28.82%, 09/05/2028 (a)(r)	Upstart	09/08/2023	992	987	975
CBM3955815.SRDUP, 20.74%, 09/05/2028 (a)(r)	Upstart	09/08/2023	22,575	22,463	22,280
CBM3955817.SRDUP, 28.81%, 09/05/2028 (a)(r)	Upstart	09/08/2023	2,282	2,280	2,242
CBM3955829.SRDUP, 27.42%, 09/05/2028 (a)(o)(r)	Upstart	09/08/2023	9,865	9,816	9,693
CBM3955833.SRDUP, 26.63%, 09/05/2028 (a)(r)	Upstart	09/08/2023	7,734	7,696	7,601
CBM3955854.SRDUP, 31.09%, 09/05/2028 (a)(r)	Upstart	09/08/2023	8,039	7,999	7,899
CBM3955904.SRDUP, 19.84%, 09/05/2028 (a)(r)	Upstart	09/08/2023	11,285	11,229	11,165
CBM3956685.SRDUP, 19.38%, 09/05/2028 (a)(r)	Upstart	09/08/2023	2,276	2,265	2,252
CBM3956905.SRDUP, 22.84%, 09/05/2026 (a)(r)	Upstart	09/08/2023	10,089	10,040	9,963
CBM3957261.SRDUP, 28.86%, 09/05/2028 (a)(r)	Upstart	09/08/2023	2,480	2,468	2,437
CBM3957775.SRDUP, 27.97%, 09/05/2026 (a)(r)	Upstart	09/08/2023	4,897	4,872	4,799
CBM3958274.SRDUP, 23.89%, 09/05/2028 (a)(r)	Upstart	09/08/2023	22,745	22,632	22,443
CBM3958361.SRDUP, 26.50%, 09/05/2028 (a)(r)	Upstart	09/08/2023	1,162	1,156	1,140
CBM3958576.SRDUP, 24.17%, 09/05/2026 (a)(r)	Upstart	09/08/2023	7,844	7,806	7,690
CBM3959096.SRDUP, 28.85%, 09/05/2028 (a)(r)	Upstart	09/08/2023	5,258	5,232	5,167
CBM3959168.SRDUP, 24.20%, 09/05/2026 (a)(r)	Upstart	09/08/2023	16,081	16,003	15,880
CBM3960184.SRDUP, 25.03%, 09/05/2028 (a)(r)	Upstart	09/08/2023	16,938	16,853	16,647
CBM3960264.SRDUP, 29.92%, 09/10/2028 (a)(r)	Upstart	09/08/2023	9,129	9,083	8,970
CBM3960778.SRDUP, 29.13%, 09/06/2028 (a)(r)	Upstart	09/11/2023	11,310	11,254	11,161
CBM3960937.SRDUP, 29.43%, 09/06/2028 (a)(r)	Upstart	09/11/2023	1,091	1,086	1,073
CBM3961142.SRDUP, 27.28%, 09/06/2026 (a)(r)	Upstart	09/11/2023	1,240	1,234	1,216
CBM3961210.SRDUP, 12.28%, 09/06/2026 (a)(r)	Upstart	09/11/2023	9,767	9,720	9,714
CBM4006968.SRDUP, 29.06%, 10/06/2028 (a)(r)	Upstart	10/12/2023	12,900	12,835	12,718
CBM4007246.SRDUP, 26.21%, 10/06/2026 (a)(r)	Upstart	10/12/2023	1,500	1,498	1,478
CBM4007944.SRDUP, 28.65%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,100	1,094	1,085
CBM4007958.SRDUP, 28.82%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,600	1,592	1,577
CBM4007961.SRDUP, 29.06%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,500	1,492	1,479
CBM4007968.SRDUP, 18.55%, 10/06/2028 (a)(r)	Upstart	10/12/2023	17,200	17,114	17,124
CBM4007969.SRDUP, 24.51%, 10/06/2028 (a)(r)	Upstart	10/12/2023	8,360	8,319	8,239

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
CBM4007984.SRDUP, 27.98%, 10/06/2028 (a)(r)	Upstart	10/12/2023	$6,000	$5,970	$5,916
CBM4007995.SRDUP, 27.57%, 10/06/2028 (a)(r)	Upstart	10/12/2023	5,417	5,390	5,338
CBM4008015.SRDUP, 26.26%, 10/06/2026 (a)(r)	Upstart	10/12/2023	1,500	1,498	1,478
CBM4008018.SRDUP, 25.83%, 10/06/2026 (a)(r)	Upstart	10/12/2023	1,447	1,440	1,433
CBM4008025.SRDUP, 26.38%, 10/06/2028 (a)(r)	Upstart	10/12/2023	2,000	1,990	1,972
CBM4008026.SRDUP, 29.98%, 10/06/2028 (a)(r)	Upstart	10/12/2023	2,600	2,596	2,563
CBM4008087.SRDUP, 18.12%, 10/06/2028 (a)(r)	Upstart	10/12/2023	2,500	2,487	2,489
CBM4008124.SRDUP, 25.87%, 10/06/2026 (a)(r)	Upstart	10/12/2023	4,900	4,875	4,828
CBM4008130.SRDUP, 27.12%, 10/06/2028 (a)(r)	Upstart	10/12/2023	10,000	9,950	9,860
CBM4008140.SRDUP, 27.00%, 10/06/2028 (a)(r)	Upstart	10/12/2023	5,700	5,671	5,620
CBM4008144.SRDUP, 28.33%, 10/06/2028 (a)(r)	Upstart	10/12/2023	8,000	7,960	7,888
CBM4008158.SRDUP, 29.17%, 10/06/2028 (a)(r)	Upstart	10/12/2023	34,200	34,029	33,944
CBM4008182.SRDUP, 29.04%, 10/06/2028 (a)(r)	Upstart	10/12/2023	7,500	7,462	7,394
CBM4008187.SRDUP, 21.13%, 10/06/2028 (a)(r)	Upstart	10/12/2023	9,100	9,054	9,019
CBM4008196.SRDUP, 16.91%, 10/06/2028 (a)(r)	Upstart	10/12/2023	2,900	2,885	2,887
CBM4008200.SRDUP, 24.30%, 10/06/2028 (a)(r)	Upstart	10/12/2023	32,000	31,840	31,765
CBM4008214.SRDUP, 22.59%, 10/06/2028 (a)(r)	Upstart	10/12/2023	5,570	5,543	5,518
CBM4008219.SRDUP, 29.47%, 10/06/2028 (a)(r)	Upstart	10/12/2023	4,300	4,278	4,239
CBM4008220.SRDUP, 26.27%, 10/06/2028 (a)(r)	Upstart	10/12/2023	5,700	5,671	5,620
CBM4008222.SRDUP, 29.74%, 10/06/2028 (a)(r)	Upstart	10/12/2023	6,800	6,766	6,738
CBM4008227.SRDUP, 19.33%, 10/06/2026 (a)(r)	Upstart	10/12/2023	1,700	1,691	1,685
CBM4008239.SRDUP, 29.18%, 10/06/2028 (a)(r)	Upstart	10/12/2023	5,500	5,472	5,422
CBM4008248.SRDUP, 18.46%, 10/06/2028 (a)(r)	Upstart	10/12/2023	16,700	16,616	16,627
CBM4008251.SRDUP, 16.42%, 10/06/2028 (a)(r)	Upstart	10/12/2023	6,000	5,970	5,974
CBM4008253.SRDUP, 19.07%, 10/06/2028 (a)(r)	Upstart	10/12/2023	15,000	14,925	14,892
CBM4008265.SRDUP, 24.59%, 10/06/2028 (a)(r)	Upstart	10/12/2023	2,300	2,288	2,279
CBM4008268.SRDUP, 28.50%, 10/06/2028 (a)(r)	Upstart	10/12/2023	3,300	3,283	3,254
CBM4008282.SRDUP, 29.01%, 10/06/2028 (a)(r)	Upstart	10/12/2023	2,000	1,990	1,972
CBM4008287.SRDUP, 25.53%, 10/06/2026 (a)(r)	Upstart	10/12/2023	4,000	3,994	3,942
CBM4008303.SRDUP, 28.91%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,400	1,393	1,380
CBM4008304.SRDUP, 20.39%, 10/06/2028 (a)(r)	Upstart	10/12/2023	22,000	21,890	21,841
CBM4008333.SRDUP, 29.07%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,800	1,791	1,787
CBM4008334.SRDUP, 29.10%, 10/06/2028 (a)(r)	Upstart	10/12/2023	2,100	2,089	2,070
CBM4008343.SRDUP, 26.00%, 10/06/2028 (a)(r)	Upstart	10/12/2023	50,000	49,750	49,302
CBM4008353.SRDUP, 17.55%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,500	1,498	1,493
CBM4008367.SRDUP, 29.10%, 10/06/2028 (a)(r)	Upstart	10/12/2023	8,600	8,557	8,479
CBM4008371.SRDUP, 28.26%, 10/06/2028 (a)(r)	Upstart	10/12/2023	4,800	4,776	4,733
CBM4008523.SRDUP, 29.86%, 10/06/2028 (a)(r)	Upstart	10/12/2023	17,100	17,014	16,859
CBM4008680.SRDUP, 24.55%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,000	995	991
CBM4008741.SRDUP, 17.52%, 10/06/2028 (a)(r)	Upstart	10/12/2023	7,000	6,965	6,969
CBM4008874.SRDUP, 27.56%, 10/06/2028 (a)(r)	Upstart	10/12/2023	4,300	4,278	4,240
CBM4008890.SRDUP, 29.05%, 10/06/2028 (a)(r)	Upstart	10/12/2023	14,000	13,930	13,803
CBM4008943.SRDUP, 25.41%, 10/06/2026 (a)(r)	Upstart	10/12/2023	2,200	2,189	2,180
CBM4009102.SRDUP, 28.64%, 10/06/2028 (a)(r)	Upstart	10/12/2023	4,300	4,278	4,239
CBM4009136.SRDUP, 17.51%, 10/06/2028 (a)(r)	Upstart	10/12/2023	25,000	24,875	24,891
CBM4009147.SRDUP, 28.99%, 10/06/2028 (a)(r)	Upstart	10/12/2023	3,000	2,985	2,958
CBM4009149.SRDUP, 26.65%, 10/06/2028 (a)(r)	Upstart	10/12/2023	5,500	5,472	5,423
CBM4009182.SRDUP, 29.08%, 10/06/2028 (a)(r)	Upstart	10/12/2023	2,700	2,686	2,662
CBM4009475.SRDUP, 27.73%, 10/06/2028 (a)(r)	Upstart	10/12/2023	8,900	8,855	8,775
CBM4009504.SRDUP, 19.69%, 10/06/2028 (a)(r)	Upstart	10/12/2023	3,900	3,880	3,883
CBM4009650.SRDUP, 20.78%, 10/06/2026 (a)(r)	Upstart	10/12/2023	8,500	8,457	8,425
CBM4009672.SRDUP, 29.16%, 10/06/2028 (a)(r)	Upstart	10/12/2023	3,600	3,582	3,544
CBM4009728.SRDUP, 29.07%, 10/06/2028 (a)(r)	Upstart	10/12/2023	24,000	23,880	23,780
CBM4009969.SRDUP, 29.14%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,100	5,074	5,039
CBM4010098.SRDUP, 29.91%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,300	1,293	1,284
CBM4010321.SRDUP, 30.04%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,300	3,283	3,261
CBM4010323.SRDUP, 17.86%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,400	3,383	3,379

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
CBM4010328.SRDUP, 18.40%, 10/10/2028 (a)(r)	Upstart	10/13/2023	$5,700	$5,671	$5,679
CBM4010386.SRDUP, 24.75%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,000	2,985	2,965
CBM4010388.SRDUP, 19.70%, 10/10/2026 (a)(r)	Upstart	10/13/2023	1,200	1,194	1,194
CBM4010393.SRDUP, 26.09%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,900	2,885	2,866
CBM4011013.SRDUP, 30.00%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,500	4,477	4,446
CBM4011033.SRDUP, 15.46%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,500	2,487	2,491
CBM4011054.SRDUP, 29.15%, 10/10/2028 (a)(r)	Upstart	10/13/2023	6,000	5,970	5,929
CBM4011066.SRDUP, 23.51%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,000	4,975	4,969
CBM4011075.SRDUP, 29.17%, 10/10/2028 (a)(r)	Upstart	10/13/2023	16,100	16,076	15,909
CBM4011086.SRDUP, 29.98%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,300	1,293	1,284
CBM4011116.SRDUP, 12.01%, 10/10/2026 (a)(r)	Upstart	10/13/2023	2,400	2,388	2,393
CBM4011128.SRDUP, 27.68%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,000	2,985	2,964
CBM4011195.SRDUP, 28.74%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,000	995	988
CBM4011217.SRDUP, 27.44%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,000	995	988
CBM4011224.SRDUP, 29.16%, 10/10/2028 (a)(r)	Upstart	10/13/2023	8,000	7,960	7,905
CBM4011255.SRDUP, 25.19%, 10/10/2026 (a)(r)	Upstart	10/13/2023	1,700	1,691	1,687
CBM4011432.SRDUP, 26.84%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,000	1,990	1,976
CBM4011437.SRDUP, 28.67%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,300	2,288	2,282
CBM4011440.SRDUP, 28.97%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,600	1,592	1,581
CBM4011451.SRDUP, 30.37%, 10/10/2028 (a)(r)	Upstart	10/13/2023	41,400	41,193	41,078
CBM4011611.SRDUP, 28.84%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,300	1,293	1,285
CBM4011616.SRDUP, 28.88%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,000	3,980	3,969
CBM4011971.SRDUP, 21.05%, 10/10/2028 (a)(r)	Upstart	10/13/2023	27,700	27,561	27,530
CBM4011977.SRDUP, 14.32%, 10/10/2028 (a)(r)	Upstart	10/13/2023	16,570	16,487	16,507
CBM4012018.SRDUP, 27.69%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,000	3,980	3,953
CBM4012040.SRDUP, 29.00%, 10/10/2028 (a)(r)	Upstart	10/13/2023	6,000	5,970	5,929
CBM4012047.SRDUP, 19.26%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,000	3,980	3,985
CBM4012065.SRDUP, 14.71%, 10/10/2028 (a)(r)	Upstart	10/13/2023	7,500	7,462	7,484
CBM4012082.SRDUP, 30.35%, 10/10/2028 (a)(r)	Upstart	10/13/2023	17,000	16,915	16,868
CBM4012111.SRDUP, 29.09%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,800	4,793	4,743
CBM4012124.SRDUP, 28.19%, 10/10/2028 (a)(r)	Upstart	10/13/2023	27,800	27,661	27,470
CBM4012132.SRDUP, 29.14%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,100	1,094	1,087
CBM4012417.SRDUP, 29.96%, 10/10/2028 (a)(r)	Upstart	10/13/2023	6,200	6,169	6,126
CBM4012490.SRDUP, 27.05%, 10/10/2028 (a)(r)	Upstart	10/13/2023	27,000	26,865	26,681
CBM4012523.SRDUP, 30.32%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,100	2,089	2,075
CBM4012533.SRDUP, 23.95%, 10/10/2026 (a)(r)	Upstart	10/13/2023	4,860	4,835	4,797
CBM4012541.SRDUP, 14.96%, 10/10/2026 (a)(r)	Upstart	10/13/2023	1,200	1,194	1,194
CBM4012547.SRDUP, 16.28%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,500	3,495	3,487
CBM4012560.SRDUP, 30.03%, 10/10/2028 (a)(r)	Upstart	10/13/2023	16,700	16,616	16,570
CBM4012576.SRDUP, 29.16%, 10/10/2028 (a)(r)	Upstart	10/13/2023	12,200	12,182	12,055
CBM4012592.SRDUP, 21.97%, 10/10/2028 (a)(r)	Upstart	10/13/2023	20,000	19,900	19,849
CBM4013230.SRDUP, 28.43%, 10/10/2028 (a)(r)	Upstart	10/13/2023	7,500	7,462	7,411
CBM4013591.SRDUP, 25.00%, 10/10/2028 (a)(r)	Upstart	10/13/2023	24,000	23,880	23,718
CBM4013922.SRDUP, 29.03%, 10/10/2028 (a)(r)	Upstart	10/13/2023	6,000	5,970	5,929
CBM4013970.SRDUP, 28.96%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,000	995	988
CBM4014118.SRDUP, 25.79%, 10/10/2028 (a)(r)	Upstart	10/13/2023	8,000	7,960	7,906
CBM4014126.SRDUP, 21.53%, 10/10/2026 (a)(r)	Upstart	10/13/2023	4,200	4,179	4,168
CBM4014422.SRDUP, 29.08%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,400	1,393	1,383
CBM4014926.SRDUP, 27.29%, 10/10/2028 (a)(r)	Upstart	10/13/2023	13,600	13,532	13,439
CBM4014939.SRDUP, 20.66%, 10/10/2028 (a)(r)	Upstart	10/13/2023	8,000	7,960	7,940
CBM4015642.SRDUP, 29.17%, 10/11/2028 (a)(r)	Upstart	10/16/2023	10,400	10,348	10,282
FW3284922.SRDUP, 15.01%, 05/20/2028 (a)(r)	Upstart	07/25/2022	1,889	1,889	1,877
FW3286495.SRDUP, 27.50%, 12/25/2025 (a)(o)(r)	Upstart	07/28/2022	4,403	4,403	4,375
FW3288044.SRDUP, 29.68%, 07/20/2027 (a)(r)	Upstart	07/25/2022	19,450	19,450	19,340
FW3289708.SRDUP, 28.36%, 07/20/2027 (a)(r)	Upstart	07/25/2022	23,643	23,643	23,609
FW3290212.SRDUP, 25.48%, 12/19/2025 (a)(r)	Upstart	07/22/2022	3,967	3,967	3,930
FW3290213.SRDUP, 20.68%, 07/18/2027 (a)(r)	Upstart	07/21/2022	12,557	12,557	12,485

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW3290339.SRDUP, 27.76%, 07/18/2027 (a)(o)(r)	Upstart	07/21/2022	$3,433	$3,433	$264
FW3290686.SRDUP, 16.05%, 07/22/2027 (a)(o)(r)	Upstart	07/27/2022	7,475	7,475	1,100
FW3290870.SRDUP, 21.98%, 12/19/2027 (a)(o)(r)	Upstart	07/22/2022	3,508	3,508	3,495
FW3290902.SRDUP, 11.70%, 07/18/2025 (a)(o)(r)	Upstart	07/21/2022	3,925	3,925	3,718
FW3291024.SRDUP, 28.81%, 07/18/2027 (a)(r)	Upstart	07/21/2022	1,298	1,298	1,306
FW3291081.SRDUP, 30.05%, 01/01/2028 (a)(o)(r)	Upstart	07/22/2022	7,544	7,544	7,543
FW3291237.SRDUP, 11.78%, 12/28/2027 (a)(o)(r)	Upstart	07/22/2022	22,763	22,763	22,665
FW3291332.SRDUP, 25.05%, 07/19/2027 (a)(r)	Upstart	07/22/2022	2,388	2,388	2,384
FW3291414.SRDUP, 30.06%, 12/18/2027 (a)(o)(r)	Upstart	07/21/2022	13,120	13,120	13,231
FW3291416.SRDUP, 29.91%, 07/18/2027 (a)(o)(r)	Upstart	07/21/2022	1,067	1,067	326
FW3291585.SRDUP, 26.59%, 07/19/2025 (a)(o)(r)	Upstart	07/22/2022	3,746	3,746	3,749
FW3291622.SRDUP, 29.25%, 07/19/2027 (a)(r)	Upstart	07/22/2022	1,734	1,734	1,745
FW3291637.SRDUP, 26.46%, 07/19/2027 (a)(o)(r)	Upstart	07/22/2022	4,138	4,138	609
FW3291650.SRDUP, 21.68%, 07/20/2027 (a)(o)(r)	Upstart	07/25/2022	2,277	2,277	447
FW3291688.SRDUP, 14.61%, 07/19/2027 (a)(o)(r)	Upstart	07/22/2022	9,627	9,627	9,583
FW3291758.SRDUP, 24.98%, 12/19/2027 (a)(o)(r)	Upstart	07/22/2022	9,585	9,585	9,658
FW3291766.SRDUP, 16.88%, 07/19/2027 (a)(o)(r)	Upstart	07/22/2022	44,248	44,402	6,513
FW3291798.SRDUP, 22.35%, 07/19/2025 (a)(r)	Upstart	07/22/2022	3,710	3,710	3,713
FW3291834.SRDUP, 20.73%, 12/19/2025 (a)(o)(r)	Upstart	07/22/2022	828	828	780
FW3291889.SRDUP, 29.92%, 07/19/2027 (a)(r)	Upstart	07/22/2022	2,362	2,362	2,378
FW3291899.SRDUP, 29.26%, 07/19/2027 (a)(o)(r)	Upstart	07/22/2022	1,345	1,345	269
FW3291964.SRDUP, 12.80%, 07/19/2027 (a)(r)	Upstart	07/22/2022	7,258	7,258	7,228
FW3292015.SRDUP, 26.59%, 07/19/2027 (a)(r)	Upstart	07/22/2022	7,658	7,658	7,731
FW3292022.SRDUP, 29.70%, 07/19/2027 (a)(r)	Upstart	07/22/2022	1,476	1,476	1,485
FW3292062.SRDUP, 23.70%, 07/19/2027 (a)(r)	Upstart	07/22/2022	8,480	8,480	8,469
FW3292064.SRDUP, 29.51%, 07/19/2027 (a)(r)	Upstart	07/22/2022	1,294	1,294	1,306
FW3292078.SRDUP, 30.05%, 07/19/2027 (a)(r)	Upstart	07/22/2022	2,347	2,347	2,340
FW3292131.SRDUP, 14.01%, 07/19/2027 (a)(r)	Upstart	07/22/2022	4,544	4,544	4,521
FW3292176.SRDUP, 26.96%, 07/19/2027 (a)(r)	Upstart	07/22/2022	12,888	12,888	12,981
FW3292200.SRDUP, 21.62%, 07/19/2027 (a)(r)	Upstart	07/22/2022	2,848	2,848	2,850
FW3292251.SRDUP, 20.47%, 07/19/2025 (a)(o)(r)	Upstart	07/22/2022	456	456	452
FW3292351.SRDUP, 27.36%, 12/23/2027 (a)(o)(r)	Upstart	07/22/2022	18,790	18,790	5,651
FW3292416.SRDUP, 29.82%, 07/19/2027 (a)(o)(r)	Upstart	07/22/2022	3,692	3,692	3,519
FW3292451.SRDUP, 15.45%, 07/19/2027 (a)(r)	Upstart	07/22/2022	2,614	2,614	2,603
FW3292468.SRDUP, 13.48%, 07/19/2025 (a)(r)	Upstart	07/22/2022	1,264	1,264	1,257
FW3292482.SRDUP, 28.56%, 08/03/2027 (a)(o)(r)	Upstart	07/22/2022	5,308	5,308	5,338
FW3292504.SRDUP, 22.89%, 07/19/2027 (a)(r)	Upstart	07/22/2022	2,759	2,759	2,759
FW3292526.SRDUP, 20.12%, 07/19/2027 (a)(r)	Upstart	07/22/2022	8,253	8,253	8,231
FW3292565.SRDUP, 25.69%, 07/19/2025 (a)(o)(r)	Upstart	07/22/2022	1,320	1,320	194
FW3292579.SRDUP, 28.37%, 07/19/2027 (a)(r)	Upstart	07/22/2022	6,910	6,910	6,957
FW3292628.SRDUP, 22.75%, 07/19/2027 (a)(o)(r)	Upstart	07/22/2022	28,000	28,098	4,122
FW3292886.SRDUP, 20.20%, 07/20/2027 (a)(r)	Upstart	07/25/2022	7,016	7,036	6,994
FW3293042.SRDUP, 14.56%, 07/20/2025 (a)(r)	Upstart	07/25/2022	1,971	1,971	1,970
FW3293259.SRDUP, 29.68%, 07/22/2027 (a)(r)	Upstart	07/27/2022	2,257	2,257	2,275
FW3294098.SRDUP, 29.96%, 07/21/2027 (a)(o)(r)	Upstart	07/26/2022	3,217	3,217	3,241
FW3294918.SRDUP, 30.07%, 07/20/2027 (a)(r)	Upstart	07/25/2022	3,825	3,825	3,851
FW3295053.SRDUP, 29.35%, 07/20/2027 (a)(o)(r)	Upstart	07/25/2022	967	967	923
FW3295083.SRDUP, 24.09%, 07/20/2027 (a)(r)	Upstart	07/25/2022	8,328	8,328	8,409
FW3295093.SRDUP, 30.02%, 07/20/2027 (a)(r)	Upstart	07/25/2022	1,738	1,738	1,750
FW3295177.SRDUP, 13.33%, 07/20/2027 (a)(r)	Upstart	07/25/2022	28,307	28,383	28,192
FW3295297.SRDUP, 22.65%, 07/20/2025 (a)(r)	Upstart	07/25/2022	663	663	664
FW3295445.SRDUP, 26.80%, 07/20/2025 (a)(r)	Upstart	07/25/2022	1,355	1,358	1,350
FW3295502.SRDUP, 30.05%, 07/20/2027 (a)(r)	Upstart	07/25/2022	1,531	1,531	1,515
FW3295540.SRDUP, 16.35%, 07/20/2027 (a)(r)	Upstart	07/25/2022	2,463	2,463	2,451
FW3295689.SRDUP, 18.90%, 07/25/2027 (a)(r)	Upstart	07/25/2022	4,942	4,942	4,919
FW3295728.SRDUP, 30.02%, 12/20/2027 (a)(o)(r)	Upstart	07/25/2022	10,746	10,746	10,689
FW3295735.SRDUP, 18.56%, 07/20/2027 (a)(o)(r)	Upstart	07/25/2022	33,452	33,452	33,289

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW3295796.SRDUP, 22.23%, 07/20/2027 (a)(r)	Upstart	07/25/2022	$9,271	$9,271	$9,267
FW3295797.SRDUP, 23.54%, 07/20/2025 (a)(r)	Upstart	07/25/2022	6,335	6,334	6,314
FW3295818.SRDUP, 13.96%, 08/01/2027 (a)(o)(r)	Upstart	07/25/2022	4,125	4,125	4,103
FW3295830.SRDUP, 24.97%, 07/20/2027 (a)(r)	Upstart	07/25/2022	11,421	11,421	11,518
FW3295846.SRDUP, 25.39%, 07/20/2027 (a)(r)	Upstart	07/25/2022	4,269	4,269	4,263
FW3296151.SRDUP, 19.76%, 07/20/2027 (a)(r)	Upstart	07/25/2022	3,752	3,752	3,740
FW3296166.SRDUP, 29.81%, 07/20/2027 (a)(r)	Upstart	07/25/2022	962	962	960
FW3296173.SRDUP, 30.01%, 12/20/2027 (a)(o)(r)	Upstart	07/25/2022	3,079	3,079	2,906
FW3296181.SRDUP, 29.55%, 07/20/2027 (a)(r)	Upstart	07/25/2022	868	868	865
FW3296332.SRDUP, 19.23%, 07/20/2027 (a)(r)	Upstart	07/25/2022	13,974	13,974	13,900
FW3296348.SRDUP, 15.38%, 12/21/2027 (a)(o)(r)	Upstart	07/26/2022	19,942	19,942	5,017
FW3296373.SRDUP, 15.48%, 07/20/2027 (a)(r)	Upstart	07/25/2022	2,772	2,772	2,760
FW3296412.SRDUP, 24.47%, 07/20/2027 (a)(r)	Upstart	07/25/2022	4,169	4,169	4,166
FW3296419.SRDUP, 20.41%, 07/20/2027 (a)(r)	Upstart	07/25/2022	12,126	12,126	12,087
FW3296429.SRDUP, 29.12%, 07/20/2027 (a)(r)	Upstart	07/25/2022	2,511	2,511	2,529
FW3296453.SRDUP, 29.73%, 07/20/2027 (a)(r)	Upstart	07/25/2022	1,823	1,823	1,836
FW3296535.SRDUP, 29.72%, 07/20/2027 (a)(r)	Upstart	07/25/2022	862	862	864
FW3296700.SRDUP, 21.85%, 07/21/2025 (a)(r)	Upstart	07/26/2022	991	991	993
FW3296885.SRDUP, 29.91%, 07/26/2027 (a)(r)	Upstart	07/29/2022	949	949	950
FW3297289.SRDUP, 29.73%, 07/21/2027 (a)(r)	Upstart	07/26/2022	1,736	1,736	1,749
FW3297539.SRDUP, 30.06%, 07/21/2027 (a)(r)	Upstart	07/26/2022	2,250	2,250	2,265
FW3297600.SRDUP, 24.00%, 07/21/2027 (a)(r)	Upstart	07/26/2022	1,189	1,189	1,188
FW3297752.SRDUP, 29.53%, 07/21/2027 (a)(r)	Upstart	07/26/2022	1,041	1,041	1,049
FW3298130.SRDUP, 10.14%, 07/21/2027 (a)(r)	Upstart	07/26/2022	14,317	14,317	14,243
FW3298144.SRDUP, 24.93%, 07/21/2027 (a)(r)	Upstart	07/26/2022	4,773	4,773	4,769
FW3298166.SRDUP, 29.20%, 07/21/2027 (a)(r)	Upstart	07/26/2022	865	865	865
FW3298264.SRDUP, 28.85%, 07/21/2027 (a)(o)(r)	Upstart	07/26/2022	1,367	1,367	201
FW3298271.SRDUP, 29.20%, 07/21/2027 (a)(r)	Upstart	07/26/2022	1,473	1,473	1,484
FW3298285.SRDUP, 17.19%, 07/21/2027 (a)(r)	Upstart	07/26/2022	4,620	4,620	4,597
FW3298288.SRDUP, 21.61%, 07/21/2027 (a)(r)	Upstart	07/26/2022	2,521	2,521	2,513
FW3298299.SRDUP, 23.38%, 07/21/2027 (a)(r)	Upstart	07/26/2022	1,380	1,380	1,379
FW3298305.SRDUP, 26.79%, 07/21/2025 (a)(r)	Upstart	07/26/2022	2,032	2,032	2,026
FW3298309.SRDUP, 23.61%, 07/21/2025 (a)(r)	Upstart	07/26/2022	1,668	1,667	1,670
FW3298360.SRDUP, 17.54%, 07/21/2027 (a)(r)	Upstart	07/26/2022	12,380	12,380	12,319
FW3298386.SRDUP, 29.84%, 07/21/2027 (a)(o)(r)	Upstart	07/26/2022	1,232	1,232	1,175
FW3298397.SRDUP, 24.94%, 07/21/2025 (a)(r)	Upstart	07/26/2022	863	863	857
FW3298427.SRDUP, 30.00%, 07/21/2027 (a)(o)(r)	Upstart	07/26/2022	1,673	1,673	356
FW3298471.SRDUP, 16.19%, 07/21/2025 (a)(o)(r)	Upstart	07/26/2022	6,464	6,464	951
FW3298481.SRDUP, 30.03%, 07/21/2027 (a)(r)	Upstart	07/26/2022	1,020	1,020	1,028
FW3298486.SRDUP, 24.13%, 07/21/2027 (a)(r)	Upstart	07/26/2022	2,124	2,124	2,122
FW3298488.SRDUP, 29.77%, 07/21/2027 (a)(r)	Upstart	07/26/2022	1,042	1,042	1,050
FW3298492.SRDUP, 23.33%, 07/21/2025 (a)(r)	Upstart	07/26/2022	3,325	3,325	3,343
FW3298513.SRDUP, 16.72%, 07/21/2025 (a)(r)	Upstart	07/26/2022	913	913	914
FW3298523.SRDUP, 25.54%, 07/21/2027 (a)(r)	Upstart	07/26/2022	854	854	853
FW3298539.SRDUP, 9.98%, 07/21/2027 (a)(r)	Upstart	07/26/2022	7,056	7,056	7,021
FW3298544.SRDUP, 26.53%, 07/21/2027 (a)(r)	Upstart	07/26/2022	3,395	3,395	3,394
FW3298546.SRDUP, 30.05%, 07/21/2027 (a)(r)	Upstart	07/26/2022	1,110	1,110	1,120
FW3298602.SRDUP, 30.06%, 07/21/2027 (a)(o)(r)	Upstart	07/26/2022	1,797	1,797	122
FW3298605.SRDUP, 29.81%, 07/21/2027 (a)(r)	Upstart	07/26/2022	955	955	962
FW3298624.SRDUP, 29.97%, 07/21/2027 (a)(r)	Upstart	07/26/2022	1,216	1,216	1,226
FW3298628.SRDUP, 27.77%, 07/21/2027 (a)(r)	Upstart	07/26/2022	4,826	4,826	4,865
FW3298637.SRDUP, 24.42%, 07/21/2027 (a)(r)	Upstart	07/26/2022	8,504	8,504	8,582
FW3298666.SRDUP, 29.92%, 07/21/2027 (a)(r)	Upstart	07/26/2022	8,166	8,166	8,227
FW3298683.SRDUP, 23.34%, 07/21/2027 (a)(o)(r)	Upstart	07/26/2022	8,640	8,640	1,744
FW3298685.SRDUP, 17.06%, 07/21/2027 (a)(r)	Upstart	07/26/2022	3,499	3,499	3,474
FW3298714.SRDUP, 11.53%, 07/21/2025 (a)(r)	Upstart	07/26/2022	5,249	5,249	5,221
FW3299898.SRDUP, 23.69%, 07/25/2027 (a)(o)(r)	Upstart	07/28/2022	5,555	5,555	1,130

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW3300534.SRDUP, 29.83%, 07/22/2027 (a)(r)	Upstart	07/27/2022	$1,042	$1,042	$1,051
FW3300721.SRDUP, 28.35%, 07/22/2027 (a)(r)	Upstart	07/27/2022	864	864	871
FW3301039.SRDUP, 27.45%, 07/22/2025 (a)(o)(r)	Upstart	07/27/2022	5,102	5,102	1,731
FW3301370.SRDUP, 29.76%, 07/22/2027 (a)(o)(r)	Upstart	07/27/2022	5,442	5,442	483
FW3301471.SRDUP, 28.94%, 07/22/2027 (a)(r)	Upstart	07/27/2022	1,225	1,225	1,215
FW3301508.SRDUP, 28.79%, 07/22/2027 (a)(o)(r)	Upstart	07/27/2022	1,979	1,979	291
FW3301605.SRDUP, 18.56%, 07/22/2027 (a)(r)	Upstart	07/27/2022	2,892	2,892	2,880
FW3301624.SRDUP, 29.92%, 07/22/2027 (a)(r)	Upstart	07/27/2022	864	864	873
FW3301691.SRDUP, 30.02%, 07/22/2027 (a)(r)	Upstart	07/27/2022	918	918	925
FW3301788.SRDUP, 29.88%, 07/22/2027 (a)(r)	Upstart	07/27/2022	7,229	7,229	7,291
FW3301790.SRDUP, 19.30%, 07/22/2025 (a)(r)	Upstart	07/27/2022	1,262	1,262	1,268
FW3301807.SRDUP, 29.91%, 07/22/2027 (a)(r)	Upstart	07/27/2022	3,735	3,735	3,765
FW3301848.SRDUP, 29.95%, 07/22/2027 (a)(r)	Upstart	07/27/2022	1,825	1,825	1,839
FW3301899.SRDUP, 28.79%, 07/22/2027 (a)(r)	Upstart	07/27/2022	4,327	4,327	4,363
FW3301910.SRDUP, 27.83%, 07/22/2027 (a)(r)	Upstart	07/27/2022	9,988	9,988	10,102
FW3301944.SRDUP, 29.98%, 08/05/2027 (a)(o)(r)	Upstart	07/27/2022	7,345	7,345	1,557
FW3301977.SRDUP, 28.81%, 07/22/2027 (a)(o)(r)	Upstart	07/27/2022	19,395	19,395	19,567
FW3301997.SRDUP, 26.62%, 07/22/2027 (a)(r)	Upstart	07/27/2022	2,636	2,636	2,665
FW3302019.SRDUP, 27.78%, 07/22/2027 (a)(r)	Upstart	07/27/2022	4,140	4,140	4,133
FW3302029.SRDUP, 28.29%, 12/22/2027 (a)(o)(r)	Upstart	07/27/2022	3,656	3,656	538
FW3302043.SRDUP, 30.03%, 07/22/2027 (a)(o)(r)	Upstart	07/27/2022	2,291	2,291	2,187
FW3302058.SRDUP, 27.46%, 07/22/2025 (a)(r)	Upstart	07/27/2022	3,181	3,181	3,198
FW3302152.SRDUP, 30.03%, 07/22/2027 (a)(r)	Upstart	07/27/2022	1,043	1,043	1,051
FW3302178.SRDUP, 20.72%, 07/22/2027 (a)(r)	Upstart	07/27/2022	18,510	18,510	18,427
FW3302202.SRDUP, 14.18%, 07/22/2025 (a)(r)	Upstart	07/27/2022	952	952	947
FW3302207.SRDUP, 27.21%, 07/22/2027 (a)(o)(r)	Upstart	07/27/2022	24,577	24,577	7,504
FW3302283.SRDUP, 28.13%, 07/22/2027 (a)(r)	Upstart	07/27/2022	5,651	5,651	5,646
FW3302296.SRDUP, 27.44%, 12/22/2027 (a)(o)(r)	Upstart	07/27/2022	14,076	14,076	14,078
FW3302374.SRDUP, 26.96%, 07/22/2027 (a)(o)(r)	Upstart	07/27/2022	16,945	16,945	2,494
FW3302387.SRDUP, 29.52%, 12/22/2027 (a)(o)(r)	Upstart	07/27/2022	2,159	2,159	2,154
FW3302388.SRDUP, 23.22%, 07/22/2027 (a)(r)	Upstart	07/27/2022	11,678	11,678	11,679
FW3302465.SRDUP, 29.11%, 07/22/2027 (a)(r)	Upstart	07/27/2022	12,906	12,906	13,013
FW3302502.SRDUP, 29.44%, 07/22/2027 (a)(r)	Upstart	07/27/2022	13,008	13,008	13,114
FW3302517.SRDUP, 21.29%, 07/22/2027 (a)(o)(r)	Upstart	07/27/2022	17,040	17,040	16,001
FW3302534.SRDUP, 17.73%, 07/22/2025 (a)(r)	Upstart	07/27/2022	647	647	647
FW3302563.SRDUP, 16.90%, 07/22/2027 (a)(o)(r)	Upstart	07/27/2022	5,131	5,131	5,101
FW3302569.SRDUP, 20.53%, 07/22/2025 (a)(r)	Upstart	07/27/2022	631	631	628
FW3302576.SRDUP, 23.40%, 07/22/2027 (a)(r)	Upstart	07/27/2022	1,948	1,948	1,948
FW3302594.SRDUP, 27.14%, 07/22/2027 (a)(o)(r)	Upstart	07/27/2022	17,402	17,402	16,623
FW3302613.SRDUP, 19.85%, 07/22/2025 (a)(r)	Upstart	07/27/2022	3,270	3,270	3,276
FW3302659.SRDUP, 28.21%, 07/22/2027 (a)(r)	Upstart	07/27/2022	4,748	4,748	4,788
FW3302687.SRDUP, 12.86%, 07/22/2027 (a)(r)	Upstart	07/27/2022	20,802	20,802	20,730
FW3302704.SRDUP, 25.78%, 01/01/2028 (a)(o)(r)	Upstart	07/27/2022	10,025	10,025	9,999
FW3302708.SRDUP, 17.05%, 07/22/2027 (a)(r)	Upstart	07/27/2022	4,118	4,118	4,099
FW3302733.SRDUP, 26.10%, 12/22/2027 (a)(o)(r)	Upstart	07/27/2022	4,908	4,925	4,900
FW3302762.SRDUP, 29.97%, 07/22/2027 (a)(r)	Upstart	07/27/2022	1,390	1,390	1,402
FW3302793.SRDUP, 29.58%, 07/22/2027 (a)(r)	Upstart	07/27/2022	3,471	3,471	3,499
FW3302804.SRDUP, 14.21%, 07/22/2027 (a)(r)	Upstart	07/27/2022	20,364	20,364	20,275
FW3302814.SRDUP, 30.04%, 07/25/2027 (a)(r)	Upstart	07/27/2022	10,889	10,889	10,870
FW3302855.SRDUP, 27.05%, 07/22/2025 (a)(r)	Upstart	07/27/2022	1,356	1,356	1,353
FW3302856.SRDUP, 29.85%, 07/22/2027 (a)(o)(r)	Upstart	07/27/2022	7,423	7,423	6,992
FW3302922.SRDUP, 29.90%, 07/22/2027 (a)(r)	Upstart	07/27/2022	1,129	1,129	1,138
FW3302940.SRDUP, 27.54%, 07/22/2027 (a)(r)	Upstart	07/27/2022	1,722	1,722	1,737
FW3302964.SRDUP, 26.13%, 12/22/2027 (a)(o)(r)	Upstart	07/27/2022	8,992	8,992	9,018
FW3302981.SRDUP, 25.78%, 07/22/2027 (a)(r)	Upstart	07/27/2022	3,078	3,078	3,107
FW3303019.SRDUP, 20.74%, 07/25/2027 (a)(o)(r)	Upstart	07/28/2022	6,026	6,026	1,655
FW3303054.SRDUP, 29.66%, 07/22/2027 (a)(r)	Upstart	07/27/2022	217	217	216

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW3303065.SRDUP, 16.37%, 07/22/2027 (a)(r)	Upstart	07/27/2022	$5,745	$5,745	$5,719
FW3303089.SRDUP, 18.18%, 07/22/2027 (a)(r)	Upstart	07/27/2022	2,483	2,483	2,471
FW3303142.SRDUP, 30.06%, 07/22/2027 (a)(o)(r)	Upstart	07/27/2022	2,000	2,000	2,016
FW3303161.SRDUP, 27.41%, 12/22/2025 (a)(o)(r)	Upstart	07/27/2022	2,611	2,611	384
FW3303183.SRDUP, 30.04%, 07/22/2027 (a)(r)	Upstart	07/27/2022	2,955	2,955	2,979
FW3303253.SRDUP, 22.53%, 07/22/2027 (a)(r)	Upstart	07/27/2022	2,850	2,850	2,844
FW3303255.SRDUP, 28.52%, 07/22/2027 (a)(o)(r)	Upstart	07/27/2022	10,881	10,881	10,381
FW3303289.SRDUP, 24.61%, 07/22/2025 (a)(r)	Upstart	07/27/2022	670	670	671
FW3303338.SRDUP, 29.27%, 07/22/2027 (a)(r)	Upstart	07/27/2022	1,733	1,733	1,748
FW3303383.SRDUP, 29.28%, 12/22/2027 (a)(o)(r)	Upstart	07/27/2022	4,450	4,450	1,274
FW3304498.SRDUP, 13.39%, 07/27/2027 (a)(r)	Upstart	08/01/2022	8,468	8,468	8,439
FW3304515.SRDUP, 29.45%, 12/25/2027 (a)(o)(r)	Upstart	07/28/2022	1,600	1,600	236
FW3304530.SRDUP, 26.00%, 07/25/2025 (a)(r)	Upstart	07/28/2022	2,082	2,082	2,087
FW3304565.SRDUP, 17.02%, 07/25/2027 (a)(r)	Upstart	07/28/2022	8,233	8,233	8,199
FW3304599.SRDUP, 29.90%, 07/25/2027 (a)(r)	Upstart	07/28/2022	956	956	965
FW3304678.SRDUP, 22.28%, 07/25/2027 (a)(o)(r)	Upstart	07/28/2022	16,276	16,276	16,284
FW3304684.SRDUP, 24.32%, 07/25/2027 (a)(r)	Upstart	07/28/2022	5,466	5,466	5,476
FW3304697.SRDUP, 29.98%, 07/25/2027 (a)(o)(r)	Upstart	07/28/2022	1,304	1,304	1,317
FW3304771.SRDUP, 20.26%, 12/25/2027 (a)(o)(r)	Upstart	07/28/2022	5,025	5,025	5,006
FW3304997.SRDUP, 18.36%, 05/25/2026 (a)(o)(r)	Upstart	07/28/2022	4,273	4,273	4,269
FW3305012.SRDUP, 29.80%, 07/25/2027 (a)(r)	Upstart	07/28/2022	1,177	1,177	1,175
FW3305015.SRDUP, 24.56%, 07/25/2027 (a)(r)	Upstart	07/28/2022	891	891	883
FW3305037.SRDUP, 29.85%, 07/25/2027 (a)(r)	Upstart	07/28/2022	1,162	1,162	1,167
FW3305094.SRDUP, 27.38%, 07/25/2027 (a)(r)	Upstart	07/28/2022	8,605	8,629	8,695
FW3305173.SRDUP, 29.89%, 07/25/2027 (a)(r)	Upstart	07/28/2022	1,303	1,303	1,316
FW3305175.SRDUP, 29.64%, 07/25/2027 (a)(r)	Upstart	07/28/2022	2,517	2,517	2,542
FW3305215.SRDUP, 25.94%, 07/25/2027 (a)(r)	Upstart	07/28/2022	3,423	3,423	3,460
FW3305224.SRDUP, 26.42%, 12/25/2027 (a)(o)(r)	Upstart	07/28/2022	6,269	6,269	6,294
FW3305228.SRDUP, 24.48%, 07/25/2027 (a)(r)	Upstart	07/28/2022	17,014	17,014	17,028
FW3305247.SRDUP, 22.75%, 07/25/2027 (a)(r)	Upstart	07/28/2022	10,135	10,135	10,088
FW3305296.SRDUP, 30.06%, 07/25/2027 (a)(r)	Upstart	07/28/2022	1,205	1,205	1,219
FW3305303.SRDUP, 16.76%, 07/25/2027 (a)(o)(r)	Upstart	07/28/2022	28,545	28,545	7,396
FW3305337.SRDUP, 25.56%, 07/25/2027 (a)(r)	Upstart	07/28/2022	13,670	13,670	13,677
FW3305359.SRDUP, 29.63%, 07/25/2027 (a)(o)(r)	Upstart	07/28/2022	1,893	1,893	407
FW3305370.SRDUP, 25.89%, 07/25/2027 (a)(r)	Upstart	07/28/2022	1,968	1,968	1,989
FW3305428.SRDUP, 30.04%, 07/25/2027 (a)(r)	Upstart	07/28/2022	1,391	1,391	1,404
FW3305435.SRDUP, 29.32%, 07/25/2027 (a)(o)(r)	Upstart	07/28/2022	3,686	3,686	3,715
FW3305447.SRDUP, 17.58%, 07/25/2027 (a)(r)	Upstart	07/28/2022	4,623	4,623	4,604
FW3305451.SRDUP, 15.13%, 07/25/2027 (a)(r)	Upstart	07/28/2022	8,055	8,055	8,027
FW3305493.SRDUP, 27.60%, 07/25/2027 (a)(o)(r)	Upstart	07/28/2022	6,241	6,241	1,342
FW3305510.SRDUP, 28.18%, 07/25/2027 (a)(o)(r)	Upstart	07/28/2022	15,213	15,213	2,239
FW3305512.SRDUP, 24.02%, 07/25/2027 (a)(o)(r)	Upstart	07/28/2022	2,207	2,207	449
FW3305551.SRDUP, 26.59%, 07/25/2027 (a)(o)(r)	Upstart	07/28/2022	2,603	2,603	383
FW3305624.SRDUP, 28.68%, 07/25/2027 (a)(r)	Upstart	07/28/2022	1,672	1,672	1,688
FW3305654.SRDUP, 14.13%, 07/25/2027 (a)(r)	Upstart	07/28/2022	40,612	40,612	40,454
FW3305698.SRDUP, 26.31%, 07/25/2027 (a)(r)	Upstart	07/28/2022	11,484	11,484	11,487
FW3305743.SRDUP, 14.93%, 07/25/2027 (a)(r)	Upstart	07/28/2022	1,176	1,176	1,171
FW3305845.SRDUP, 24.69%, 07/25/2027 (a)(o)(r)	Upstart	07/28/2022	20,012	20,012	20,027
FW3308055.SRDUP, 27.97%, 07/26/2027 (a)(r)	Upstart	07/29/2022	2,657	2,657	2,670
FW3308699.SRDUP, 10.39%, 12/26/2027 (a)(o)(r)	Upstart	07/29/2022	41,957	41,957	41,734
FW3308999.SRDUP, 18.40%, 07/26/2027 (a)(r)	Upstart	07/29/2022	41,431	41,431	41,260
FW3309430.SRDUP, 30.02%, 07/26/2027 (a)(r)	Upstart	07/29/2022	2,607	2,607	2,634
FW3309519.SRDUP, 29.75%, 07/26/2027 (a)(r)	Upstart	07/29/2022	1,997	1,997	2,018
FW3309589.SRDUP, 29.95%, 07/26/2027 (a)(o)(r)	Upstart	07/29/2022	3,912	3,912	3,910
FW3309638.SRDUP, 29.61%, 07/26/2027 (a)(r)	Upstart	07/29/2022	2,864	2,864	2,893
FW3309677.SRDUP, 29.20%, 07/26/2027 (a)(r)	Upstart	07/29/2022	3,206	3,206	3,205
FW3309698.SRDUP, 23.08%, 07/26/2027 (a)(r)	Upstart	07/29/2022	1,438	1,438	1,440

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW3309707.SRDUP, 25.32%, 07/26/2027 (a)(r)	Upstart	07/29/2022	$2,134	$2,134	$2,159
FW3309708.SRDUP, 25.54%, 07/26/2027 (a)(o)(r)	Upstart	07/29/2022	6,681	6,681	6,760
FW3309744.SRDUP, 29.94%, 12/26/2027 (a)(o)(r)	Upstart	07/29/2022	2,055	2,055	2,067
FW3309749.SRDUP, 29.42%, 07/26/2027 (a)(r)	Upstart	07/29/2022	1,041	1,041	1,051
FW3309752.SRDUP, 27.05%, 07/26/2027 (a)(r)	Upstart	07/29/2022	5,139	5,139	5,210
FW3309784.SRDUP, 27.45%, 07/26/2027 (a)(r)	Upstart	07/29/2022	7,672	7,672	7,771
FW3309804.SRDUP, 29.62%, 07/26/2027 (a)(r)	Upstart	07/29/2022	1,302	1,302	1,315
FW3309830.SRDUP, 14.70%, 07/26/2027 (a)(o)(r)	Upstart	07/29/2022	5,895	5,895	1,517
FW3309864.SRDUP, 19.92%, 07/26/2027 (a)(r)	Upstart	07/29/2022	10,008	10,008	9,994
FW3309870.SRDUP, 21.93%, 07/26/2027 (a)(r)	Upstart	07/29/2022	1,347	1,347	1,344
FW3309963.SRDUP, 16.93%, 07/26/2027 (a)(o)(r)	Upstart	07/29/2022	13,963	14,002	13,899
FW3309965.SRDUP, 29.97%, 07/26/2027 (a)(r)	Upstart	07/29/2022	4,700	4,700	4,749
FW3309999.SRDUP, 29.20%, 05/26/2028 (a)(o)(r)	Upstart	07/29/2022	4,247	4,247	4,233
FW3310027.SRDUP, 29.97%, 07/26/2027 (a)(o)(r)	Upstart	07/29/2022	1,470	1,470	216
FW3310063.SRDUP, 29.03%, 12/26/2027 (a)(o)(r)	Upstart	07/29/2022	17,913	17,913	3,855
FW3310091.SRDUP, 29.87%, 07/26/2027 (a)(r)	Upstart	07/29/2022	3,822	3,822	3,861
FW3310157.SRDUP, 29.13%, 12/26/2027 (a)(o)(r)	Upstart	07/29/2022	1,083	1,086	345
FW3310219.SRDUP, 28.22%, 07/26/2027 (a)(r)	Upstart	07/29/2022	1,021	1,021	1,033
FW3310226.SRDUP, 15.16%, 07/26/2027 (a)(r)	Upstart	07/29/2022	2,845	2,845	2,836
FW3310464.SRDUP, 29.85%, 07/26/2027 (a)(r)	Upstart	07/29/2022	1,279	1,279	1,293
FW3310524.SRDUP, 13.89%, 07/26/2027 (a)(r)	Upstart	07/29/2022	3,649	3,649	3,635
FW3310529.SRDUP, 29.89%, 07/26/2027 (a)(r)	Upstart	07/29/2022	1,998	1,998	1,997
FW3310561.SRDUP, 28.85%, 07/26/2027 (a)(r)	Upstart	07/29/2022	1,990	1,990	2,012
FW3310566.SRDUP, 24.90%, 07/26/2027 (a)(r)	Upstart	07/29/2022	1,851	1,851	1,845
FW3310610.SRDUP, 26.76%, 07/26/2027 (a)(o)(r)	Upstart	07/29/2022	5,191	5,191	5,192
FW3310624.SRDUP, 14.42%, 07/26/2027 (a)(r)	Upstart	07/29/2022	35,245	35,245	35,140
FW3310700.SRDUP, 14.47%, 07/26/2027 (a)(r)	Upstart	07/29/2022	4,554	4,554	4,537
FW3310751.SRDUP, 17.51%, 07/26/2027 (a)(r)	Upstart	07/29/2022	4,123	4,134	4,110
FW3310815.SRDUP, 29.68%, 07/26/2027 (a)(r)	Upstart	07/29/2022	955	955	965
FW3310837.SRDUP, 25.22%, 05/26/2028 (a)(o)(r)	Upstart	07/29/2022	22,855	22,855	22,830
FW3310844.SRDUP, 11.20%, 07/26/2027 (a)(r)	Upstart	07/29/2022	4,479	4,479	4,457
FW3310852.SRDUP, 29.35%, 07/26/2027 (a)(o)(r)	Upstart	07/29/2022	629	629	93
FW3310867.SRDUP, 27.49%, 07/27/2025 (a)(r)	Upstart	08/01/2022	884	883	884
FW3310909.SRDUP, 27.36%, 07/27/2027 (a)(r)	Upstart	08/01/2022	2,581	2,581	2,611
FW3310939.SRDUP, 23.96%, 07/26/2027 (a)(r)	Upstart	07/29/2022	3,683	3,683	3,674
FW3310966.SRDUP, 16.27%, 07/26/2027 (a)(o)(r)	Upstart	07/29/2022	7,074	7,074	1,041
FW3311024.SRDUP, 30.01%, 07/26/2027 (a)(o)(r)	Upstart	07/29/2022	31,101	31,101	2,325
FW3311078.SRDUP, 20.73%, 07/26/2025 (a)(r)	Upstart	07/29/2022	2,234	2,234	2,241
FW3311652.SRDUP, 30.03%, 07/27/2027 (a)(r)	Upstart	08/01/2022	14,787	14,787	14,982
FW3311812.SRDUP, 29.83%, 07/27/2027 (a)(o)(r)	Upstart	08/01/2022	1,280	1,280	109
FW3311940.SRDUP, 26.74%, 07/27/2025 (a)(r)	Upstart	08/01/2022	745	745	745
FW3311979.SRDUP, 29.50%, 07/27/2027 (a)(o)(r)	Upstart	08/01/2022	998	998	992
FW3312074.SRDUP, 19.02%, 12/27/2027 (a)(o)(r)	Upstart	08/01/2022	40,805	40,804	40,686
FW3312100.SRDUP, 29.81%, 07/27/2027 (a)(r)	Upstart	08/01/2022	2,511	2,511	2,504
FW3312119.SRDUP, 29.92%, 07/27/2027 (a)(r)	Upstart	08/01/2022	1,737	1,737	1,756
FW3312129.SRDUP, 16.47%, 07/27/2027 (a)(r)	Upstart	08/01/2022	2,053	2,053	2,045
FW3312131.SRDUP, 24.54%, 12/27/2027 (a)(o)(r)	Upstart	08/01/2022	5,277	5,277	5,259
FW3312147.SRDUP, 29.83%, 07/27/2027 (a)(o)(r)	Upstart	08/01/2022	2,409	2,409	2,428
FW3312151.SRDUP, 29.86%, 07/27/2027 (a)(r)	Upstart	08/01/2022	4,170	4,170	4,215
FW3312164.SRDUP, 29.79%, 07/27/2027 (a)(r)	Upstart	08/01/2022	7,383	7,383	7,464
FW3312218.SRDUP, 29.64%, 07/27/2027 (a)(r)	Upstart	08/01/2022	1,647	1,647	1,663
FW3312219.SRDUP, 25.23%, 12/27/2025 (a)(o)(r)	Upstart	08/01/2022	2,455	2,455	2,442
FW3312228.SRDUP, 28.40%, 12/27/2027 (a)(o)(r)	Upstart	08/01/2022	6,723	6,723	1,430
FW3312235.SRDUP, 19.25%, 07/27/2027 (a)(r)	Upstart	08/01/2022	4,159	4,159	4,155
FW3312345.SRDUP, 23.99%, 07/27/2027 (a)(r)	Upstart	08/01/2022	8,490	8,490	8,504
FW3312370.SRDUP, 29.17%, 07/27/2027 (a)(r)	Upstart	08/01/2022	3,662	3,671	3,673
FW3312405.SRDUP, 19.15%, 07/27/2027 (a)(r)	Upstart	08/01/2022	8,318	8,318	8,311

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW3312406.SRDUP, 15.10%, 07/27/2027 (a)(o)(r)	Upstart	08/01/2022	$3,745	$3,745	$3,729
FW3312420.SRDUP, 29.93%, 07/27/2027 (a)(o)(r)	Upstart	08/01/2022	869	869	879
FW3312437.SRDUP, 29.29%, 07/27/2027 (a)(r)	Upstart	08/01/2022	2,316	2,316	2,346
FW3312467.SRDUP, 20.17%, 07/27/2027 (a)(r)	Upstart	08/01/2022	10,193	10,193	10,151
FW3312496.SRDUP, 28.76%, 07/27/2027 (a)(r)	Upstart	08/01/2022	2,502	2,502	2,537
FW3312527.SRDUP, 22.46%, 07/27/2027 (a)(r)	Upstart	08/01/2022	1,689	1,689	1,692
FW3312539.SRDUP, 18.94%, 07/27/2027 (a)(r)	Upstart	08/01/2022	8,306	8,306	8,299
FW3312556.SRDUP, 25.85%, 12/27/2027 (a)(o)(r)	Upstart	08/01/2022	10,299	10,299	10,350
FW3312687.SRDUP, 12.84%, 07/27/2025 (a)(o)(r)	Upstart	08/01/2022	7,878	7,878	7,842
FW3312693.SRDUP, 29.92%, 07/27/2027 (a)(o)(r)	Upstart	08/01/2022	4,313	4,313	935
FW3312723.SRDUP, 14.45%, 07/27/2027 (a)(o)(r)	Upstart	08/01/2022	9,539	9,539	1,404
FW3312739.SRDUP, 22.49%, 07/27/2027 (a)(r)	Upstart	08/01/2022	4,219	4,219	4,212
FW3312742.SRDUP, 26.16%, 07/27/2027 (a)(r)	Upstart	08/01/2022	11,134	11,134	11,109
FW3312758.SRDUP, 25.16%, 07/27/2027 (a)(r)	Upstart	08/01/2022	1,535	1,535	1,554
FW3312768.SRDUP, 26.81%, 07/27/2025 (a)(r)	Upstart	08/01/2022	2,439	2,439	2,440
FW3312868.SRDUP, 21.62%, 07/27/2027 (a)(r)	Upstart	08/01/2022	6,304	6,304	6,296
FW3312883.SRDUP, 26.26%, 07/27/2027 (a)(r)	Upstart	08/01/2022	8,568	8,568	8,671
FW3312892.SRDUP, 22.39%, 12/27/2027 (a)(o)(r)	Upstart	08/01/2022	2,491	2,491	2,488
FW3312926.SRDUP, 29.56%, 07/27/2027 (a)(o)(r)	Upstart	08/01/2022	4,765	4,765	391
FW3312945.SRDUP, 12.26%, 07/27/2025 (a)(r)	Upstart	08/01/2022	1,064	1,064	1,061
FW3312949.SRDUP, 12.97%, 07/27/2027 (a)(r)	Upstart	08/01/2022	4,013	4,013	4,001
FW3316977.SRDUP, 25.55%, 08/01/2027 (a)(r)	Upstart	08/04/2022	2,595	2,528	2,584
FW3316990.SRDUP, 29.27%, 08/01/2027 (a)(o)(r)	Upstart	08/04/2022	2,548	2,474	2,534
FW3318619.SRDUP, 29.34%, 08/03/2027 (a)(r)	Upstart	08/08/2022	1,491	1,451	1,484
FW3319821.SRDUP, 29.74%, 08/16/2027 (a)(r)	Upstart	08/04/2022	1,155	1,125	1,148
FW3319830.SRDUP, 30.07%, 08/01/2027 (a)(o)(r)	Upstart	08/04/2022	6,485	6,290	955
FW3319835.SRDUP, 30.05%, 08/01/2027 (a)(r)	Upstart	08/04/2022	1,146	1,114	1,140
FW3319843.SRDUP, 29.69%, 08/01/2027 (a)(r)	Upstart	08/04/2022	1,404	1,367	1,393
FW3319844.SRDUP, 25.54%, 08/01/2027 (a)(r)	Upstart	08/04/2022	12,111	11,798	11,996
FW3319846.SRDUP, 29.67%, 08/01/2027 (a)(r)	Upstart	08/04/2022	13,078	12,734	13,004
FW3319852.SRDUP, 18.95%, 08/01/2027 (a)(r)	Upstart	08/04/2022	4,215	4,109	4,175
FW3319854.SRDUP, 18.55%, 08/01/2027 (a)(r)	Upstart	08/04/2022	29,451	28,713	29,178
FW3319886.SRDUP, 26.46%, 08/01/2025 (a)(r)	Upstart	08/04/2022	919	900	904
FW3319891.SRDUP, 20.94%, 08/01/2025 (a)(r)	Upstart	08/04/2022	819	803	813
FW3319916.SRDUP, 29.04%, 08/01/2027 (a)(r)	Upstart	08/04/2022	4,380	4,265	4,356
FW3319926.SRDUP, 27.52%, 08/01/2027 (a)(r)	Upstart	08/04/2022	872	849	863
FW3319942.SRDUP, 28.69%, 08/01/2027 (a)(r)	Upstart	08/04/2022	3,062	2,982	3,045
FW3319965.SRDUP, 30.01%, 08/01/2027 (a)(r)	Upstart	08/04/2022	3,552	3,455	3,535
FW3319970.SRDUP, 29.98%, 08/01/2027 (a)(o)(r)	Upstart	08/04/2022	2,594	2,516	754
FW3319980.SRDUP, 30.04%, 08/01/2027 (a)(r)	Upstart	08/04/2022	1,670	1,626	1,650
FW3320007.SRDUP, 30.02%, 08/01/2027 (a)(o)(r)	Upstart	08/04/2022	839	816	833
FW3320055.SRDUP, 20.18%, 08/03/2027 (a)(r)	Upstart	08/04/2022	15,352	14,964	15,209
FW3320060.SRDUP, 25.75%, 08/01/2027 (a)(r)	Upstart	08/04/2022	1,955	1,902	1,949
FW3320064.SRDUP, 21.53%, 08/01/2027 (a)(r)	Upstart	08/04/2022	6,706	6,536	6,645
FW3320075.SRDUP, 26.11%, 08/01/2027 (a)(r)	Upstart	08/04/2022	4,854	4,728	4,833
FW3320086.SRDUP, 29.40%, 08/01/2027 (a)(o)(r)	Upstart	08/04/2022	4,347	4,231	4,317
FW3320092.SRDUP, 26.51%, 08/01/2027 (a)(r)	Upstart	08/04/2022	1,915	1,864	1,904
FW3320104.SRDUP, 24.09%, 08/01/2027 (a)(r)	Upstart	08/04/2022	12,906	12,574	12,790
FW3320109.SRDUP, 17.83%, 08/01/2027 (a)(o)(r)	Upstart	08/04/2022	10,479	10,166	10,383
FW3320131.SRDUP, 19.46%, 08/01/2027 (a)(r)	Upstart	08/04/2022	614	599	607
FW3320139.SRDUP, 25.88%, 06/01/2028 (a)(r)	Upstart	08/04/2022	8,807	8,548	8,718
FW3320176.SRDUP, 18.62%, 08/01/2027 (a)(r)	Upstart	08/04/2022	12,356	12,046	12,248
FW3320200.SRDUP, 29.91%, 08/01/2027 (a)(o)(r)	Upstart	08/04/2022	2,285	2,225	2,272
FW3320202.SRDUP, 30.03%, 08/01/2027 (a)(r)	Upstart	08/04/2022	3,952	3,847	3,909
FW3320210.SRDUP, 29.72%, 08/01/2027 (a)(r)	Upstart	08/04/2022	1,493	1,458	1,484
FW3320223.SRDUP, 27.37%, 08/01/2027 (a)(r)	Upstart	08/04/2022	871	848	866
FW3320231.SRDUP, 29.53%, 08/01/2027 (a)(o)(r)	Upstart	08/04/2022	1,006	978	994

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW3320235.SRDUP, 29.81%, 08/01/2027 (a)(r)	Upstart	08/04/2022	$3,864	$3,762	$3,842
FW3320247.SRDUP, 23.83%, 08/01/2027 (a)(r)	Upstart	08/04/2022	5,587	5,444	5,529
FW3320254.SRDUP, 29.86%, 08/01/2027 (a)(r)	Upstart	08/04/2022	1,493	1,454	1,484
FW3320295.SRDUP, 30.02%, 08/01/2027 (a)(r)	Upstart	08/04/2022	3,028	2,952	2,994
FW3320320.SRDUP, 27.20%, 08/01/2027 (a)(o)(r)	Upstart	08/04/2022	2,018	1,965	1,997
FW3320337.SRDUP, 26.24%, 08/01/2027 (a)(r)	Upstart	08/04/2022	12,742	12,406	12,626
FW3320352.SRDUP, 15.01%, 08/01/2025 (a)(r)	Upstart	08/04/2022	2,985	2,927	2,968
FW3320406.SRDUP, 29.80%, 08/01/2027 (a)(o)(r)	Upstart	08/04/2022	1,142	1,112	1,135
FW3320408.SRDUP, 26.48%, 08/01/2027 (a)(r)	Upstart	08/04/2022	1,996	1,945	1,977
FW3321322.SRDUP, 25.00%, 08/04/2025 (a)(r)	Upstart	08/09/2022	24,366	23,867	24,192
FW3322508.SRDUP, 19.84%, 08/02/2027 (a)(r)	Upstart	08/05/2022	4,230	4,123	4,192
FW3323459.SRDUP, 17.33%, 08/02/2027 (a)(r)	Upstart	08/05/2022	41,542	40,296	41,205
FW3323950.SRDUP, 27.81%, 08/02/2027 (a)(r)	Upstart	08/05/2022	3,576	3,482	3,560
FW3324067.SRDUP, 29.80%, 08/02/2027 (a)(r)	Upstart	08/05/2022	1,091	1,062	1,079
FW3324396.SRDUP, 29.35%, 08/02/2027 (a)(o)(r)	Upstart	08/05/2022	3,148	3,067	3,140
FW3324464.SRDUP, 21.19%, 08/02/2027 (a)(r)	Upstart	08/05/2022	2,842	2,770	2,817
FW3324483.SRDUP, 29.97%, 08/04/2027 (a)(o)(r)	Upstart	08/09/2022	6,369	6,179	3,319
FW3324853.SRDUP, 10.84%, 08/02/2027 (a)(o)(r)	Upstart	08/05/2022	38,021	36,881	5,597
FW3324933.SRDUP, 29.97%, 08/02/2027 (a)(r)	Upstart	08/05/2022	1,598	1,555	1,591
FW3324961.SRDUP, 24.73%, 08/02/2027 (a)(r)	Upstart	08/05/2022	2,846	2,773	2,836
FW3324974.SRDUP, 25.52%, 08/02/2027 (a)(r)	Upstart	08/05/2022	4,503	4,389	4,442
FW3324985.SRDUP, 29.99%, 08/02/2027 (a)(o)(r)	Upstart	08/05/2022	1,194	1,158	236
FW3324995.SRDUP, 15.14%, 08/02/2027 (a)(r)	Upstart	08/05/2022	2,902	2,830	2,877
FW3325006.SRDUP, 23.27%, 08/02/2025 (a)(r)	Upstart	08/05/2022	793	774	789
FW3325052.SRDUP, 13.20%, 08/02/2025 (a)(r)	Upstart	08/05/2022	1,840	1,805	1,823
FW3325086.SRDUP, 29.87%, 08/02/2027 (a)(r)	Upstart	08/05/2022	2,196	2,138	2,184
FW3325156.SRDUP, 29.93%, 08/02/2027 (a)(o)(r)	Upstart	08/05/2022	2,045	1,984	2,022
FW3325207.SRDUP, 30.07%, 08/02/2027 (a)(r)	Upstart	08/05/2022	1,861	1,810	1,853
FW3325256.SRDUP, 30.05%, 08/02/2027 (a)(r)	Upstart	08/05/2022	1,603	1,562	1,593
FW3325340.SRDUP, 29.99%, 08/17/2027 (a)(r)	Upstart	08/05/2022	37,879	36,904	37,640
FW3325379.SRDUP, 24.80%, 08/02/2027 (a)(r)	Upstart	08/05/2022	5,224	5,090	5,211
FW3325509.SRDUP, 14.84%, 08/02/2027 (a)(r)	Upstart	08/05/2022	16,559	16,151	16,418
FW3325541.SRDUP, 20.77%, 08/02/2027 (a)(r)	Upstart	08/05/2022	2,548	2,483	2,524
FW3325593.SRDUP, 26.71%, 08/02/2027 (a)(r)	Upstart	08/05/2022	10,425	10,154	10,382
FW3325608.SRDUP, 24.05%, 08/02/2025 (a)(r)	Upstart	08/05/2022	1,733	1,697	1,719
FW3325611.SRDUP, 15.94%, 08/02/2027 (a)(r)	Upstart	08/05/2022	2,496	2,434	2,475
FW3325648.SRDUP, 24.67%, 08/02/2027 (a)(o)(r)	Upstart	08/05/2022	1,904	1,853	1,888
FW3325668.SRDUP, 26.99%, 08/02/2027 (a)(r)	Upstart	08/05/2022	10,001	9,740	9,959
FW3325698.SRDUP, 23.80%, 08/02/2027 (a)(o)(r)	Upstart	08/05/2022	45,174	43,819	6,650
FW3327849.SRDUP, 26.35%, 08/18/2027 (a)(r)	Upstart	08/08/2022	22,533	21,949	22,481
FW3327970.SRDUP, 13.12%, 08/03/2025 (a)(r)	Upstart	08/08/2022	1,641	1,610	1,629
FW3327976.SRDUP, 27.35%, 08/03/2027 (a)(r)	Upstart	08/08/2022	3,038	2,968	3,028
FW3327988.SRDUP, 25.41%, 08/03/2027 (a)(r)	Upstart	08/08/2022	1,383	1,348	1,379
FW3327990.SRDUP, 29.47%, 08/03/2027 (a)(r)	Upstart	08/08/2022	4,824	4,712	4,803
FW3328009.SRDUP, 24.67%, 08/03/2025 (a)(r)	Upstart	08/08/2022	1,043	1,021	1,026
FW3328044.SRDUP, 26.59%, 08/03/2027 (a)(o)(r)	Upstart	08/08/2022	2,544	2,467	738
FW3328049.SRDUP, 29.55%, 08/03/2027 (a)(o)(r)	Upstart	08/08/2022	3,667	3,557	195
FW3328063.SRDUP, 29.71%, 01/03/2028 (a)(o)(r)	Upstart	08/08/2022	1,494	1,450	1,489
FW3328115.SRDUP, 16.29%, 08/03/2027 (a)(r)	Upstart	08/08/2022	2,955	2,880	2,927
FW3328140.SRDUP, 29.18%, 08/03/2027 (a)(r)	Upstart	08/08/2022	964	939	960
FW3328184.SRDUP, 22.32%, 08/03/2025 (a)(r)	Upstart	08/08/2022	424	415	419
FW3328185.SRDUP, 15.82%, 08/03/2025 (a)(r)	Upstart	08/08/2022	999	980	994
FW3328211.SRDUP, 23.94%, 08/03/2027 (a)(r)	Upstart	08/08/2022	4,764	4,656	4,727
FW3328228.SRDUP, 20.12%, 08/03/2025 (a)(r)	Upstart	08/08/2022	10,204	10,001	10,132
FW3328235.SRDUP, 28.15%, 08/03/2027 (a)(r)	Upstart	08/08/2022	790	769	783
FW3328332.SRDUP, 25.23%, 08/03/2027 (a)(o)(r)	Upstart	08/08/2022	8,873	8,607	1,775
FW3328364.SRDUP, 13.16%, 08/03/2027 (a)(r)	Upstart	08/08/2022	5,622	5,484	5,589

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW3328376.SRDUP, 29.97%, 08/03/2027 (a)(o)(r)	Upstart	08/08/2022	$15,319	$14,860	$8,039
FW3328491.SRDUP, 11.48%, 08/03/2027 (a)(r)	Upstart	08/08/2022	2,527	2,465	2,511
FW3328517.SRDUP, 24.78%, 08/03/2027 (a)(r)	Upstart	08/08/2022	9,489	9,244	9,408
FW3328524.SRDUP, 27.48%, 08/03/2025 (a)(r)	Upstart	08/08/2022	1,197	1,172	1,177
FW3328577.SRDUP, 24.90%, 08/03/2027 (a)(r)	Upstart	08/08/2022	8,618	8,396	8,604
FW3328582.SRDUP, 21.75%, 08/03/2025 (a)(r)	Upstart	08/08/2022	1,710	1,676	1,704
FW3328589.SRDUP, 29.59%, 08/03/2027 (a)(o)(r)	Upstart	08/08/2022	1,588	1,545	1,582
FW3328594.SRDUP, 26.16%, 08/03/2027 (a)(r)	Upstart	08/08/2022	4,335	4,223	4,321
FW3328613.SRDUP, 29.89%, 08/03/2027 (a)(o)(r)	Upstart	08/08/2022	2,336	2,265	686
FW3328712.SRDUP, 26.76%, 08/03/2027 (a)(r)	Upstart	08/08/2022	7,820	7,617	7,749
FW3328756.SRDUP, 20.86%, 08/03/2027 (a)(r)	Upstart	08/08/2022	8,667	8,447	8,591
FW3328875.SRDUP, 22.16%, 08/03/2027 (a)(r)	Upstart	08/08/2022	12,810	12,483	12,712
FW3328972.SRDUP, 21.95%, 08/03/2025 (a)(o)(r)	Upstart	08/08/2022	2,435	2,363	1,461
FW3328999.SRDUP, 16.13%, 08/03/2027 (a)(r)	Upstart	08/08/2022	833	812	826
FW3329145.SRDUP, 18.44%, 08/03/2025 (a)(r)	Upstart	08/08/2022	1,349	1,323	1,342
FW3329184.SRDUP, 26.30%, 08/03/2027 (a)(o)(r)	Upstart	08/08/2022	10,252	9,980	523
FW3329197.SRDUP, 15.04%, 08/03/2027 (a)(r)	Upstart	08/08/2022	5,800	5,657	5,752
FW3329317.SRDUP, 16.80%, 08/03/2025 (a)(r)	Upstart	08/08/2022	1,004	984	998
FW3329332.SRDUP, 26.46%, 08/03/2027 (a)(r)	Upstart	08/08/2022	11,630	11,328	11,525
FW3329339.SRDUP, 26.91%, 08/03/2025 (a)(r)	Upstart	08/08/2022	1,758	1,722	1,729
FW3329383.SRDUP, 29.72%, 08/03/2027 (a)(o)(r)	Upstart	08/08/2022	4,081	3,958	2,123
FW3329386.SRDUP, 26.20%, 08/03/2027 (a)(r)	Upstart	08/08/2022	3,654	3,558	3,604
FW3329402.SRDUP, 29.78%, 08/03/2027 (a)(r)	Upstart	08/08/2022	1,668	1,624	1,661
FW3329588.SRDUP, 11.34%, 08/03/2025 (a)(r)	Upstart	08/08/2022	3,078	3,019	3,053
FW3329630.SRDUP, 29.93%, 08/03/2027 (a)(r)	Upstart	08/08/2022	7,273	7,081	7,256
FW3329640.SRDUP, 29.99%, 08/03/2027 (a)(o)(r)	Upstart	08/08/2022	16,387	15,898	8,595
FW3329721.SRDUP, 30.01%, 08/03/2027 (a)(r)	Upstart	08/08/2022	2,461	2,397	2,429
FW3330488.SRDUP, 30.01%, 08/04/2027 (a)(r)	Upstart	08/09/2022	2,461	2,396	2,451
FW3330594.SRDUP, 18.05%, 08/04/2025 (a)(r)	Upstart	08/09/2022	3,399	3,312	3,378
FW3330687.SRDUP, 27.66%, 08/04/2027 (a)(r)	Upstart	08/09/2022	26,239	25,554	26,153
FW3331079.SRDUP, 30.01%, 08/04/2027 (a)(r)	Upstart	08/09/2022	2,373	2,310	2,363
FW3331251.SRDUP, 20.33%, 08/04/2027 (a)(r)	Upstart	08/09/2022	2,967	2,892	2,941
FW3331257.SRDUP, 16.10%, 08/04/2027 (a)(r)	Upstart	08/09/2022	7,111	6,955	7,053
FW3331287.SRDUP, 29.88%, 08/04/2027 (a)(r)	Upstart	08/09/2022	2,284	2,224	2,275
FW3331303.SRDUP, 26.00%, 08/04/2027 (a)(r)	Upstart	08/09/2022	2,426	2,363	2,402
FW3331448.SRDUP, 22.67%, 08/04/2027 (a)(r)	Upstart	08/09/2022	5,990	5,836	5,945
FW3331463.SRDUP, 27.14%, 08/04/2027 (a)(r)	Upstart	08/09/2022	25,222	24,563	25,145
FW3331603.SRDUP, 23.17%, 01/04/2028 (a)(o)(r)	Upstart	08/09/2022	9,222	8,946	4,294
FW3331621.SRDUP, 29.83%, 08/04/2027 (a)(r)	Upstart	08/09/2022	3,250	3,164	3,237
FW3331649.SRDUP, 24.36%, 01/04/2026 (a)(o)(r)	Upstart	08/09/2022	5,202	5,082	5,141
FW3331683.SRDUP, 29.85%, 08/04/2027 (a)(r)	Upstart	08/09/2022	2,108	2,052	2,099
FW3331708.SRDUP, 12.35%, 08/04/2027 (a)(r)	Upstart	08/09/2022	13,667	13,335	13,587
FW3331716.SRDUP, 15.29%, 08/04/2027 (a)(r)	Upstart	08/09/2022	15,410	15,029	15,320
FW3331725.SRDUP, 26.15%, 08/04/2027 (a)(r)	Upstart	08/09/2022	1,214	1,186	1,202
FW3331760.SRDUP, 28.02%, 08/04/2027 (a)(r)	Upstart	08/09/2022	5,621	5,474	5,599
FW3331785.SRDUP, 27.42%, 08/04/2027 (a)(o)(r)	Upstart	08/09/2022	4,356	4,242	4,342
FW3331788.SRDUP, 26.08%, 08/04/2027 (a)(r)	Upstart	08/09/2022	1,040	1,013	1,031
FW3331801.SRDUP, 23.15%, 08/04/2027 (a)(r)	Upstart	08/09/2022	2,572	2,506	2,552
FW3331832.SRDUP, 22.72%, 01/04/2028 (a)(o)(r)	Upstart	08/09/2022	8,733	8,471	2,313
FW3331907.SRDUP, 30.07%, 08/04/2027 (a)(r)	Upstart	08/09/2022	1,055	1,027	1,051
FW3331961.SRDUP, 29.87%, 08/04/2027 (a)(o)(r)	Upstart	08/09/2022	2,020	1,959	167
FW3331977.SRDUP, 16.55%, 08/04/2027 (a)(r)	Upstart	08/09/2022	2,336	2,278	2,317
FW3331979.SRDUP, 19.05%, 08/04/2027 (a)(r)	Upstart	08/09/2022	4,638	4,521	4,598
FW3331984.SRDUP, 14.96%, 08/04/2027 (a)(r)	Upstart	08/09/2022	910	888	903
FW3332008.SRDUP, 26.27%, 08/04/2027 (a)(r)	Upstart	08/09/2022	1,214	1,183	1,204
FW3332028.SRDUP, 29.90%, 08/04/2027 (a)(o)(r)	Upstart	08/09/2022	1,887	1,830	556
FW3332086.SRDUP, 29.89%, 08/04/2027 (a)(r)	Upstart	08/09/2022	2,196	2,138	2,187

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW3332138.SRDUP, 25.52%, 08/04/2025 (a)(o)(r)	Upstart	08/09/2022	$15,398	$14,936	$3,090
FW3332143.SRDUP, 24.99%, 08/04/2027 (a)(r)	Upstart	08/09/2022	17,276	16,829	17,135
FW3332175.SRDUP, 24.42%, 01/04/2028 (a)(o)(r)	Upstart	08/09/2022	4,383	4,252	1,195
FW3332179.SRDUP, 29.63%, 08/04/2027 (a)(o)(r)	Upstart	08/09/2022	1,077	1,045	317
FW3332210.SRDUP, 29.87%, 08/04/2027 (a)(r)	Upstart	08/09/2022	1,142	1,112	1,137
FW3332213.SRDUP, 30.02%, 08/04/2027 (a)(r)	Upstart	08/09/2022	1,757	1,711	1,750
FW3332232.SRDUP, 25.14%, 08/04/2027 (a)(o)(r)	Upstart	08/09/2022	13,153	12,759	13,142
FW3332235.SRDUP, 29.08%, 08/04/2027 (a)(r)	Upstart	08/09/2022	964	938	960
FW3332260.SRDUP, 23.31%, 08/04/2025 (a)(r)	Upstart	08/09/2022	1,382	1,354	1,374
FW3332281.SRDUP, 29.98%, 08/04/2027 (a)(r)	Upstart	08/09/2022	1,230	1,198	1,225
FW3332296.SRDUP, 18.25%, 08/04/2025 (a)(r)	Upstart	08/09/2022	7,213	7,087	7,166
FW3332313.SRDUP, 29.22%, 01/04/2028 (a)(o)(r)	Upstart	08/09/2022	5,611	5,443	5,551
FW3332326.SRDUP, 26.16%, 08/04/2027 (a)(r)	Upstart	08/09/2022	2,867	2,789	2,843
FW3332329.SRDUP, 30.05%, 08/04/2027 (a)(o)(r)	Upstart	08/09/2022	2,247	2,180	662
FW3332338.SRDUP, 17.03%, 08/04/2027 (a)(o)(r)	Upstart	08/09/2022	41,834	40,639	41,485
FW3332409.SRDUP, 20.42%, 08/04/2027 (a)(r)	Upstart	08/09/2022	19,088	18,571	18,921
FW3332427.SRDUP, 22.31%, 08/04/2027 (a)(r)	Upstart	08/09/2022	3,418	3,341	3,393
FW3333083.SRDUP, 23.01%, 08/05/2027 (a)(r)	Upstart	08/10/2022	4,798	4,675	4,755
FW3333700.SRDUP, 29.68%, 08/05/2027 (a)(o)(r)	Upstart	08/10/2022	2,151	2,086	431
FW3333960.SRDUP, 17.66%, 08/05/2027 (a)(r)	Upstart	08/10/2022	12,967	12,643	12,869
FW3334082.SRDUP, 26.47%, 08/05/2027 (a)(r)	Upstart	08/10/2022	2,238	2,180	2,230
FW3334226.SRDUP, 29.58%, 08/05/2027 (a)(r)	Upstart	08/10/2022	4,387	4,272	4,373
FW3334241.SRDUP, 25.18%, 08/05/2027 (a)(r)	Upstart	08/10/2022	3,888	3,787	3,880
FW3334482.SRDUP, 20.83%, 06/05/2026 (a)(o)(r)	Upstart	08/10/2022	2,552	2,475	1,496
FW3334502.SRDUP, 29.93%, 08/05/2027 (a)(r)	Upstart	08/10/2022	7,057	6,872	7,036
FW3334533.SRDUP, 26.94%, 08/05/2025 (a)(r)	Upstart	08/10/2022	773	757	761
FW3334603.SRDUP, 27.51%, 06/05/2026 (a)(o)(r)	Upstart	08/10/2022	3,090	2,997	1,827
FW3334619.SRDUP, 29.69%, 08/05/2027 (a)(r)	Upstart	08/10/2022	6,172	6,010	6,154
FW3334881.SRDUP, 27.43%, 08/05/2025 (a)(o)(r)	Upstart	08/10/2022	1,354	1,314	96
FW3334909.SRDUP, 29.54%, 08/05/2027 (a)(r)	Upstart	08/10/2022	4,036	3,930	3,994
FW3334945.SRDUP, 24.18%, 08/05/2027 (a)(o)(r)	Upstart	08/10/2022	8,905	8,640	4,140
FW3334948.SRDUP, 29.94%, 08/05/2027 (a)(r)	Upstart	08/10/2022	4,305	4,191	4,290
FW3334972.SRDUP, 30.04%, 08/05/2027 (a)(o)(r)	Upstart	08/10/2022	10,962	10,681	10,931
FW3334977.SRDUP, 24.24%, 08/05/2027 (a)(r)	Upstart	08/10/2022	28,752	28,011	28,534
FW3334990.SRDUP, 14.73%, 08/05/2027 (a)(r)	Upstart	08/10/2022	18,452	17,997	18,306
FW3335002.SRDUP, 29.73%, 08/05/2027 (a)(o)(r)	Upstart	08/10/2022	1,617	1,568	477
FW3335003.SRDUP, 23.08%, 08/05/2027 (a)(o)(r)	Upstart	08/10/2022	14,833	14,388	4,043
FW3335014.SRDUP, 11.11%, 08/05/2027 (a)(r)	Upstart	08/10/2022	21,602	21,079	21,473
FW3335030.SRDUP, 26.84%, 08/05/2027 (a)(r)	Upstart	08/10/2022	24,463	23,843	24,373
FW3335053.SRDUP, 15.38%, 08/05/2025 (a)(r)	Upstart	08/10/2022	1,994	1,955	1,984
FW3335083.SRDUP, 20.95%, 08/05/2027 (a)(r)	Upstart	08/10/2022	3,315	3,230	3,286
FW3335088.SRDUP, 29.75%, 08/05/2027 (a)(r)	Upstart	08/10/2022	3,955	3,845	3,942
FW3335097.SRDUP, 27.02%, 08/05/2027 (a)(r)	Upstart	08/10/2022	14,770	14,397	14,722
FW3335130.SRDUP, 22.23%, 08/05/2027 (a)(o)(r)	Upstart	08/10/2022	12,793	12,443	12,694
FW3335133.SRDUP, 16.79%, 08/05/2025 (a)(r)	Upstart	08/10/2022	3,041	2,982	3,027
FW3335178.SRDUP, 17.96%, 08/05/2027 (a)(o)(r)	Upstart	08/10/2022	30,672	29,752	5,632
FW3335207.SRDUP, 26.84%, 08/05/2027 (a)(r)	Upstart	08/10/2022	995	969	991
FW3335227.SRDUP, 27.63%, 08/05/2027 (a)(r)	Upstart	08/10/2022	6,101	5,942	6,048
FW3335303.SRDUP, 29.12%, 08/05/2027 (a)(r)	Upstart	08/10/2022	2,690	2,611	2,658
FW3335339.SRDUP, 24.77%, 08/05/2027 (a)(o)(r)	Upstart	08/10/2022	6,943	6,737	6,891
FW3335380.SRDUP, 29.91%, 08/05/2027 (a)(o)(r)	Upstart	08/10/2022	5,041	4,894	5,026
FW3335386.SRDUP, 30.08%, 08/25/2027 (a)(r)	Upstart	08/15/2022	4,003	3,900	3,996
FW3335405.SRDUP, 28.36%, 08/05/2027 (a)(o)(r)	Upstart	08/10/2022	6,667	6,495	6,651
FW3335412.SRDUP, 27.67%, 08/05/2027 (a)(r)	Upstart	08/10/2022	1,133	1,104	1,130
FW3335417.SRDUP, 22.49%, 08/05/2027 (a)(r)	Upstart	08/10/2022	12,826	12,498	12,712
FW3336367.SRDUP, 29.80%, 08/09/2027 (a)(r)	Upstart	08/12/2022	2,371	2,308	2,368
FW3336632.SRDUP, 29.91%, 08/08/2027 (a)(o)(r)	Upstart	08/11/2022	857	831	501

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW3336648.SRDUP, 22.91%, 08/08/2027 (a)(r)	Upstart	08/11/2022	$4,968	$4,840	$4,938
FW3336660.SRDUP, 27.43%, 08/08/2027 (a)(r)	Upstart	08/11/2022	4,355	4,241	4,351
FW3336667.SRDUP, 29.74%, 08/08/2027 (a)(o)(r)	Upstart	08/11/2022	4,615	4,492	4,602
FW3336668.SRDUP, 29.34%, 08/08/2027 (a)(r)	Upstart	08/11/2022	1,134	1,105	1,135
FW3336858.SRDUP, 24.44%, 08/08/2027 (a)(r)	Upstart	08/11/2022	4,824	4,700	4,825
FW3336867.SRDUP, 29.69%, 01/08/2028 (a)(o)(r)	Upstart	08/11/2022	1,612	1,568	1,597
FW3336872.SRDUP, 22.20%, 08/08/2027 (a)(r)	Upstart	08/11/2022	2,960	2,884	2,946
FW3336885.SRDUP, 29.07%, 08/08/2027 (a)(r)	Upstart	08/11/2022	1,489	1,450	1,487
FW3336986.SRDUP, 29.53%, 08/08/2027 (a)(o)(r)	Upstart	08/11/2022	1,071	1,039	564
FW3336989.SRDUP, 25.23%, 06/08/2028 (a)(o)(r)	Upstart	08/11/2022	4,377	4,246	4,368
FW3337009.SRDUP, 29.97%, 08/08/2027 (a)(r)	Upstart	08/11/2022	966	937	967
FW3337111.SRDUP, 23.46%, 08/08/2027 (a)(o)(r)	Upstart	08/11/2022	3,524	3,418	944
FW3337133.SRDUP, 21.04%, 01/08/2028 (a)(o)(r)	Upstart	08/11/2022	3,791	3,698	3,763
FW3337139.SRDUP, 24.85%, 08/08/2027 (a)(r)	Upstart	08/11/2022	4,832	4,707	4,800
FW3337303.SRDUP, 22.63%, 08/23/2027 (a)(r)	Upstart	08/11/2022	19,862	19,412	19,703
FW3337412.SRDUP, 11.40%, 08/08/2027 (a)(r)	Upstart	08/11/2022	28,108	27,425	27,955
FW3337420.SRDUP, 29.30%, 08/08/2027 (a)(r)	Upstart	08/11/2022	2,607	2,538	2,607
FW3337431.SRDUP, 11.92%, 08/08/2027 (a)(r)	Upstart	08/11/2022	29,074	28,367	28,915
FW3337484.SRDUP, 29.88%, 01/08/2028 (a)(r)	Upstart	08/11/2022	1,025	998	1,016
FW3337494.SRDUP, 19.77%, 08/08/2027 (a)(r)	Upstart	08/11/2022	16,916	16,488	16,790
FW3337520.SRDUP, 30.04%, 08/08/2027 (a)(o)(r)	Upstart	08/11/2022	18,400	17,848	2,708
FW3337548.SRDUP, 25.39%, 08/08/2027 (a)(r)	Upstart	08/11/2022	2,075	2,021	2,061
FW3337554.SRDUP, 21.23%, 08/08/2027 (a)(o)(r)	Upstart	08/11/2022	1,446	1,410	1,435
FW3337613.SRDUP, 29.37%, 08/08/2027 (a)(r)	Upstart	08/11/2022	1,491	1,452	1,488
FW3337621.SRDUP, 20.81%, 01/08/2028 (a)(r)	Upstart	08/11/2022	5,924	5,776	5,877
FW3337628.SRDUP, 21.82%, 08/08/2027 (a)(r)	Upstart	08/11/2022	8,023	7,818	7,960
FW3337658.SRDUP, 27.81%, 08/08/2027 (a)(o)(r)	Upstart	08/11/2022	5,388	5,227	1,593
FW3337707.SRDUP, 24.23%, 01/23/2028 (a)(o)(r)	Upstart	08/11/2022	5,168	5,036	4,830
FW3337731.SRDUP, 17.92%, 08/08/2027 (a)(r)	Upstart	08/11/2022	7,524	7,333	7,467
FW3337737.SRDUP, 19.97%, 08/08/2027 (a)(r)	Upstart	08/11/2022	6,767	6,596	6,724
FW3337761.SRDUP, 29.82%, 08/08/2027 (a)(r)	Upstart	08/11/2022	2,020	1,966	2,016
FW3337781.SRDUP, 27.26%, 08/23/2027 (a)(r)	Upstart	08/11/2022	13,000	12,661	13,021
FW3337806.SRDUP, 19.81%, 08/08/2025 (a)(r)	Upstart	08/11/2022	1,359	1,331	1,351
FW3337808.SRDUP, 20.29%, 08/08/2025 (a)(r)	Upstart	08/11/2022	4,085	4,003	4,064
FW3337844.SRDUP, 18.81%, 01/08/2028 (a)(o)(r)	Upstart	08/11/2022	6,961	6,758	6,900
FW3337932.SRDUP, 29.88%, 08/08/2027 (a)(r)	Upstart	08/11/2022	1,015	988	1,013
FW3337939.SRDUP, 29.98%, 08/08/2027 (a)(r)	Upstart	08/11/2022	6,462	6,295	6,411
FW3337955.SRDUP, 17.78%, 08/08/2027 (a)(r)	Upstart	08/11/2022	12,093	11,790	11,999
FW3337966.SRDUP, 29.69%, 08/08/2027 (a)(r)	Upstart	08/11/2022	2,400	2,330	2,373
FW3338069.SRDUP, 26.37%, 08/08/2027 (a)(r)	Upstart	08/11/2022	6,074	5,916	6,071
FW3340271.SRDUP, 29.62%, 08/09/2027 (a)(r)	Upstart	08/12/2022	1,141	1,111	1,140
FW3340712.SRDUP, 29.63%, 08/09/2027 (a)(r)	Upstart	08/12/2022	1,492	1,453	1,491
FW3341295.SRDUP, 29.62%, 08/09/2027 (a)(r)	Upstart	08/12/2022	1,755	1,714	1,753
FW3341443.SRDUP, 29.93%, 08/09/2027 (a)(r)	Upstart	08/12/2022	1,066	1,037	1,066
FW3341548.SRDUP, 21.28%, 08/10/2025 (a)(o)(r)	Upstart	08/15/2022	4,257	4,130	2,572
FW3341613.SRDUP, 24.57%, 08/09/2025 (a)(r)	Upstart	08/12/2022	3,511	3,430	3,469
FW3341651.SRDUP, 22.11%, 08/09/2027 (a)(o)(r)	Upstart	08/12/2022	1,242	1,205	1,233
FW3341659.SRDUP, 28.27%, 08/09/2027 (a)(o)(r)	Upstart	08/12/2022	27,351	26,530	4,026
FW3341670.SRDUP, 19.41%, 08/09/2027 (a)(r)	Upstart	08/12/2022	2,854	2,781	2,833
FW3341702.SRDUP, 12.87%, 08/09/2025 (a)(r)	Upstart	08/12/2022	919	901	911
FW3341732.SRDUP, 20.58%, 08/09/2027 (a)(o)(r)	Upstart	08/12/2022	10,033	9,732	2,668
FW3341786.SRDUP, 29.66%, 01/09/2028 (a)(o)(r)	Upstart	08/12/2022	1,680	1,632	1,673
FW3341803.SRDUP, 20.81%, 08/09/2025 (a)(r)	Upstart	08/12/2022	2,710	2,656	2,706
FW3341835.SRDUP, 9.73%, 08/09/2027 (a)(r)	Upstart	08/12/2022	1,859	1,814	1,848
FW3341855.SRDUP, 18.78%, 08/09/2027 (a)(r)	Upstart	08/12/2022	3,285	3,202	3,260
FW3341867.SRDUP, 25.00%, 08/09/2025 (a)(r)	Upstart	08/12/2022	1,044	1,023	1,039
FW3341930.SRDUP, 17.77%, 08/09/2027 (a)(r)	Upstart	08/12/2022	5,859	5,712	5,818

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW3341977.SRDUP, 17.81%, 08/09/2027 (a)(r)	Upstart	08/12/2022	$23,189	$22,607	$23,026
FW3342031.SRDUP, 27.21%, 08/09/2027 (a)(o)(r)	Upstart	08/12/2022	5,045	4,894	743
FW3342056.SRDUP, 23.13%, 08/09/2027 (a)(r)	Upstart	08/12/2022	8,572	8,352	8,523
FW3342122.SRDUP, 24.93%, 08/09/2025 (a)(r)	Upstart	08/12/2022	7,655	7,498	7,559
FW3342131.SRDUP, 29.91%, 08/09/2027 (a)(r)	Upstart	08/12/2022	3,247	3,160	3,213
FW3342155.SRDUP, 28.21%, 08/09/2027 (a)(r)	Upstart	08/12/2022	4,367	4,252	4,364
FW3342160.SRDUP, 28.38%, 08/09/2027 (a)(r)	Upstart	08/12/2022	14,856	14,512	14,846
FW3342171.SRDUP, 23.38%, 08/09/2027 (a)(o)(r)	Upstart	08/12/2022	2,021	1,960	161
FW3342182.SRDUP, 24.77%, 01/09/2028 (a)(o)(r)	Upstart	08/12/2022	2,331	2,261	2,317
FW3342190.SRDUP, 21.86%, 08/09/2025 (a)(r)	Upstart	08/12/2022	3,430	3,360	3,412
FW3342195.SRDUP, 28.61%, 01/09/2028 (a)(o)(r)	Upstart	08/12/2022	2,391	2,319	352
FW3342267.SRDUP, 19.04%, 08/09/2025 (a)(r)	Upstart	08/12/2022	1,506	1,476	1,499
FW3342276.SRDUP, 22.57%, 08/09/2027 (a)(r)	Upstart	08/12/2022	7,613	7,418	7,554
FW3342303.SRDUP, 24.39%, 08/09/2027 (a)(o)(r)	Upstart	08/12/2022	5,231	5,074	1,018
FW3342306.SRDUP, 23.18%, 08/09/2027 (a)(r)	Upstart	08/12/2022	857	835	851
FW3342326.SRDUP, 24.44%, 08/09/2027 (a)(r)	Upstart	08/12/2022	8,293	8,079	8,240
FW3342367.SRDUP, 23.52%, 08/09/2027 (a)(r)	Upstart	08/12/2022	9,444	9,201	9,389
FW3342389.SRDUP, 30.07%, 08/09/2027 (a)(r)	Upstart	08/12/2022	12,921	12,580	12,905
FW3342476.SRDUP, 24.31%, 08/09/2027 (a)(r)	Upstart	08/12/2022	2,562	2,496	2,569
FW3342496.SRDUP, 29.87%, 08/09/2027 (a)(r)	Upstart	08/12/2022	1,844	1,796	1,842
FW3342498.SRDUP, 18.28%, 08/09/2027 (a)(r)	Upstart	08/12/2022	14,036	13,683	13,929
FW3342503.SRDUP, 18.53%, 08/09/2025 (a)(r)	Upstart	08/12/2022	2,717	2,663	2,704
FW3342541.SRDUP, 10.19%, 08/09/2027 (a)(r)	Upstart	08/12/2022	2,431	2,379	2,417
FW3342553.SRDUP, 29.90%, 08/09/2027 (a)(o)(r)	Upstart	08/12/2022	2,210	2,152	2,208
FW3342569.SRDUP, 20.93%, 01/09/2026 (a)(r)	Upstart	08/12/2022	758	737	749
FW3342621.SRDUP, 29.85%, 08/09/2027 (a)(r)	Upstart	08/12/2022	8,609	8,384	8,602
FW3342637.SRDUP, 29.79%, 08/09/2027 (a)(r)	Upstart	08/12/2022	1,844	1,795	1,842
FW3342751.SRDUP, 23.38%, 08/09/2027 (a)(o)(r)	Upstart	08/12/2022	35,444	34,504	5,217
FW3342780.SRDUP, 26.32%, 08/09/2027 (a)(o)(r)	Upstart	08/12/2022	24,070	23,444	23,939
FW3343057.SRDUP, 27.27%, 08/10/2027 (a)(r)	Upstart	08/15/2022	548	533	539
FW3343084.SRDUP, 25.43%, 08/10/2027 (a)(r)	Upstart	08/15/2022	1,476	1,438	1,468
FW3343090.SRDUP, 22.15%, 08/10/2027 (a)(r)	Upstart	08/15/2022	4,782	4,674	4,745
FW3343213.SRDUP, 30.01%, 08/10/2027 (a)(r)	Upstart	08/15/2022	2,285	2,224	2,268
FW3343707.SRDUP, 29.96%, 08/10/2027 (a)(r)	Upstart	08/15/2022	966	941	966
FW3343834.SRDUP, 21.73%, 08/10/2025 (a)(r)	Upstart	08/15/2022	823	806	815
FW3343838.SRDUP, 21.16%, 08/10/2027 (a)(r)	Upstart	08/15/2022	2,126	2,072	2,111
FW3343908.SRDUP, 30.06%, 08/10/2027 (a)(r)	Upstart	08/15/2022	1,670	1,626	1,669
FW3344152.SRDUP, 21.48%, 08/10/2025 (a)(r)	Upstart	08/15/2022	3,424	3,354	3,408
FW3344219.SRDUP, 28.72%, 08/10/2027 (a)(r)	Upstart	08/15/2022	9,058	8,787	4,752
FW3344314.SRDUP, 21.81%, 08/10/2027 (a)(r)	Upstart	08/15/2022	7,658	7,462	7,611
FW3344357.SRDUP, 29.80%, 08/10/2027 (a)(r)	Upstart	08/15/2022	2,371	2,308	2,370
FW3344361.SRDUP, 21.40%, 08/10/2025 (a)(r)	Upstart	08/15/2022	10,234	10,051	10,223
FW3344364.SRDUP, 22.98%, 08/10/2027 (a)(r)	Upstart	08/15/2022	3,770	3,684	3,750
FW3344378.SRDUP, 20.97%, 08/10/2025 (a)(r)	Upstart	08/15/2022	1,366	1,339	1,360
FW3344392.SRDUP, 19.81%, 08/10/2027 (a)(r)	Upstart	08/15/2022	4,670	4,553	4,639
FW3344411.SRDUP, 22.74%, 08/10/2027 (a)(r)	Upstart	08/15/2022	1,541	1,506	1,533
FW3344412.SRDUP, 25.99%, 08/10/2027 (a)(o)(r)	Upstart	08/15/2022	3,560	3,454	1,730
FW3344452.SRDUP, 16.87%, 08/10/2027 (a)(r)	Upstart	08/15/2022	20,216	19,711	20,071
FW3344502.SRDUP, 29.84%, 08/10/2027 (a)(r)	Upstart	08/15/2022	1,581	1,539	1,580
FW3344529.SRDUP, 29.95%, 08/10/2027 (a)(o)(r)	Upstart	08/15/2022	1,194	1,158	75
FW3344556.SRDUP, 16.43%, 08/10/2025 (a)(r)	Upstart	08/15/2022	1,466	1,437	1,461
FW3344583.SRDUP, 29.04%, 08/10/2027 (a)(r)	Upstart	08/15/2022	964	938	964
FW3344618.SRDUP, 26.77%, 01/10/2028 (a)(o)(r)	Upstart	08/15/2022	13,368	12,969	13,310
FW3344663.SRDUP, 30.03%, 01/10/2028 (a)(o)(r)	Upstart	08/15/2022	1,656	1,606	331
FW3344688.SRDUP, 24.05%, 01/10/2028 (a)(o)(r)	Upstart	08/15/2022	17,379	16,858	238
FW3344704.SRDUP, 27.76%, 08/10/2027 (a)(r)	Upstart	08/15/2022	36,754	35,790	36,815
FW3344751.SRDUP, 27.42%, 08/10/2025 (a)(r)	Upstart	08/15/2022	4,388	4,296	4,336

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW3344753.SRDUP, 24.95%, 08/10/2027 (a)(r)	Upstart	08/15/2022	$9,731	$9,478	$9,678
FW3344754.SRDUP, 19.53%, 08/10/2027 (a)(r)	Upstart	08/15/2022	10,984	10,706	10,900
FW3344757.SRDUP, 28.79%, 08/10/2027 (a)(o)(r)	Upstart	08/15/2022	2,715	2,634	808
FW3344787.SRDUP, 19.72%, 08/10/2027 (a)(r)	Upstart	08/15/2022	13,022	12,692	12,923
FW3344806.SRDUP, 29.85%, 08/10/2027 (a)(r)	Upstart	08/15/2022	878	855	878
FW3344875.SRDUP, 25.66%, 08/10/2027 (a)(r)	Upstart	08/15/2022	8,655	8,430	8,662
FW3344886.SRDUP, 23.52%, 08/10/2027 (a)(r)	Upstart	08/15/2022	5,151	5,018	5,123
FW3344919.SRDUP, 29.98%, 08/25/2027 (a)(o)(r)	Upstart	08/15/2022	12,724	12,396	12,669
FW3344925.SRDUP, 29.69%, 01/10/2028 (a)(o)(r)	Upstart	08/15/2022	4,098	3,978	4,080
FW3344973.SRDUP, 24.83%, 08/10/2027 (a)(r)	Upstart	08/15/2022	3,192	3,119	3,173
FW3345014.SRDUP, 23.81%, 08/10/2027 (a)(o)(r)	Upstart	08/15/2022	10,119	9,816	872
FW3345025.SRDUP, 19.93%, 08/10/2027 (a)(r)	Upstart	08/15/2022	1,016	990	1,008
FW3345027.SRDUP, 16.18%, 08/10/2027 (a)(r)	Upstart	08/15/2022	4,191	4,087	4,162
FW3345036.SRDUP, 27.15%, 08/10/2027 (a)(r)	Upstart	08/15/2022	6,265	6,101	6,267
FW3345070.SRDUP, 29.93%, 08/10/2027 (a)(o)(r)	Upstart	08/15/2022	1,508	1,468	1,505
FW3345074.SRDUP, 21.56%, 08/10/2027 (a)(r)	Upstart	08/15/2022	1,409	1,373	1,403
FW3345093.SRDUP, 15.65%, 08/10/2027 (a)(o)(r)	Upstart	08/15/2022	42,766	41,486	18,781
FW3345108.SRDUP, 21.17%, 08/10/2027 (a)(r)	Upstart	08/15/2022	1,701	1,658	1,689
FW3345122.SRDUP, 26.25%, 08/10/2025 (a)(o)(r)	Upstart	08/15/2022	909	882	50
FW3345143.SRDUP, 22.63%, 08/10/2025 (a)(r)	Upstart	08/15/2022	2,938	2,885	2,934
FW3345176.SRDUP, 25.55%, 08/10/2027 (a)(o)(r)	Upstart	08/15/2022	17,944	17,406	5,283
FW3345244.SRDUP, 26.94%, 08/10/2027 (a)(o)(r)	Upstart	08/15/2022	24,664	23,924	11,963
FW3373195.SRDUP, 26.30%, 09/02/2027 (a)(r)	Upstart	09/08/2022	2,458	2,393	2,450
FW3382367.SRDUP, 33.18%, 09/01/2027 (a)(r)	Upstart	09/07/2022	2,242	2,188	2,228
FW3383096.SRDUP, 17.73%, 09/01/2025 (a)(r)	Upstart	09/07/2022	698	685	693
FW3383199.SRDUP, 13.78%, 09/02/2025 (a)(o)(r)	Upstart	09/08/2022	5,040	4,888	995
FW3387472.SRDUP, 30.56%, 09/01/2027 (a)(r)	Upstart	09/07/2022	34,915	33,983	34,669
FW3389292.SRDUP, 29.40%, 09/01/2027 (a)(r)	Upstart	09/07/2022	2,104	2,052	2,085
FW3391039.SRDUP, 27.26%, 02/01/2026 (a)(o)(r)	Upstart	09/07/2022	6,469	6,282	6,287
FW3391054.SRDUP, 29.59%, 09/01/2027 (a)(r)	Upstart	09/07/2022	3,548	3,454	3,531
FW3391076.SRDUP, 15.12%, 02/01/2028 (a)(o)(r)	Upstart	09/07/2022	8,204	7,959	3,449
FW3391086.SRDUP, 34.10%, 09/01/2025 (a)(o)(r)	Upstart	09/18/2023	9,500	1,496	1,398
FW3391123.SRDUP, 16.23%, 09/01/2027 (a)(r)	Upstart	09/07/2022	4,262	4,155	4,220
FW3391150.SRDUP, 28.29%, 09/01/2027 (a)(r)	Upstart	09/07/2022	2,301	2,235	2,286
FW3391232.SRDUP, 33.82%, 09/01/2027 (a)(r)	Upstart	09/07/2022	4,200	4,074	4,173
FW3391252.SRDUP, 29.38%, 09/01/2027 (a)(r)	Upstart	09/07/2022	1,773	1,726	1,765
FW3391261.SRDUP, 34.47%, 09/01/2027 (a)(o)(r)	Upstart	09/07/2022	6,643	6,444	3,468
FW3391265.SRDUP, 18.92%, 09/01/2027 (a)(r)	Upstart	09/07/2022	8,707	8,446	8,621
FW3391326.SRDUP, 33.14%, 09/01/2027 (a)(o)(r)	Upstart	09/07/2022	2,176	2,110	2,155
FW3391331.SRDUP, 26.82%, 09/01/2027 (a)(r)	Upstart	09/07/2022	2,902	2,835	2,874
FW3391334.SRDUP, 33.66%, 09/01/2027 (a)(r)	Upstart	09/07/2022	2,963	2,883	2,944
FW3391350.SRDUP, 17.92%, 09/01/2027 (a)(r)	Upstart	09/07/2022	3,238	3,141	3,209
FW3391354.SRDUP, 29.50%, 09/01/2025 (a)(o)(r)	Upstart	09/07/2022	6,061	5,881	3,586
FW3391367.SRDUP, 14.88%, 09/01/2027 (a)(r)	Upstart	09/07/2022	13,793	13,448	13,676
FW3391392.SRDUP, 29.37%, 09/01/2027 (a)(r)	Upstart	09/07/2022	1,507	1,467	1,491
FW3391398.SRDUP, 30.65%, 09/01/2027 (a)(r)	Upstart	09/07/2022	2,403	2,339	2,390
FW3391443.SRDUP, 27.44%, 09/01/2025 (a)(r)	Upstart	09/07/2022	4,002	3,917	3,938
FW3391463.SRDUP, 34.41%, 09/01/2027 (a)(r)	Upstart	09/07/2022	6,928	6,741	6,882
FW3391480.SRDUP, 34.20%, 09/01/2027 (a)(r)	Upstart	09/07/2022	12,582	12,244	12,446
FW3391536.SRDUP, 33.17%, 09/01/2027 (a)(r)	Upstart	09/07/2022	2,063	2,008	2,046
FW3391540.SRDUP, 22.54%, 09/01/2027 (a)(r)	Upstart	09/07/2022	5,553	5,409	5,497
FW3391565.SRDUP, 21.35%, 09/01/2027 (a)(r)	Upstart	09/07/2022	1,510	1,471	1,495
FW3391607.SRDUP, 17.95%, 09/01/2025 (a)(r)	Upstart	09/07/2022	698	684	694
FW3391608.SRDUP, 24.92%, 09/01/2027 (a)(r)	Upstart	09/07/2022	8,737	8,508	8,646
FW3391636.SRDUP, 20.85%, 09/01/2027 (a)(r)	Upstart	09/07/2022	1,722	1,678	1,706
FW3391657.SRDUP, 34.79%, 02/15/2028 (a)(o)(r)	Upstart	09/07/2022	23,682	22,994	23,315
FW3391666.SRDUP, 22.14%, 09/01/2027 (a)(r)	Upstart	09/07/2022	38,094	37,224	37,696

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW3391682.SRDUP, 33.15%, 09/01/2027 (a)(r)	Upstart	09/07/2022	$3,228	$3,141	$3,208
FW3391691.SRDUP, 29.86%, 09/01/2025 (a)(o)(r)	Upstart	09/07/2022	5,224	5,068	1,668
FW3391767.SRDUP, 30.29%, 09/01/2025 (a)(o)(r)	Upstart	09/07/2022	2,858	2,794	2,792
FW3391778.SRDUP, 25.46%, 09/01/2027 (a)(r)	Upstart	09/07/2022	2,013	1,967	1,995
FW3391781.SRDUP, 24.51%, 09/01/2027 (a)(r)	Upstart	09/07/2022	4,570	4,450	4,522
FW3391839.SRDUP, 32.21%, 09/01/2027 (a)(r)	Upstart	09/07/2022	1,878	1,827	1,867
FW3391879.SRDUP, 21.68%, 09/01/2027 (a)(r)	Upstart	09/07/2022	6,733	6,560	6,668
FW3391897.SRDUP, 29.98%, 09/01/2027 (a)(r)	Upstart	09/07/2022	3,819	3,717	3,800
FW3391911.SRDUP, 34.90%, 09/01/2027 (a)(o)(r)	Upstart	09/07/2022	16,953	16,452	16,747
FW3391946.SRDUP, 32.48%, 09/01/2027 (a)(o)(r)	Upstart	09/07/2022	1,522	1,481	1,513
FW3391950.SRDUP, 20.01%, 09/01/2027 (a)(r)	Upstart	09/07/2022	42,921	41,822	42,525
FW3391954.SRDUP, 29.05%, 09/01/2027 (a)(r)	Upstart	09/07/2022	1,240	1,207	1,234
FW3391960.SRDUP, 19.15%, 09/01/2027 (a)(r)	Upstart	09/07/2022	6,674	6,504	6,614
FW3392030.SRDUP, 30.01%, 09/01/2027 (a)(o)(r)	Upstart	09/07/2022	1,972	1,913	583
FW3392065.SRDUP, 29.97%, 09/04/2027 (a)(r)	Upstart	09/07/2022	2,404	2,340	2,377
FW3392083.SRDUP, 27.54%, 09/01/2025 (a)(r)	Upstart	09/07/2022	1,248	1,211	1,223
FW3392163.SRDUP, 28.84%, 09/01/2027 (a)(r)	Upstart	09/07/2022	1,416	1,378	1,410
FW3392184.SRDUP, 17.03%, 09/15/2027 (a)(o)(r)	Upstart	09/07/2022	5,693	5,523	838
FW3393350.SRDUP, 26.53%, 09/02/2027 (a)(r)	Upstart	09/08/2022	3,955	3,849	3,915
FW3393442.SRDUP, 11.33%, 09/02/2027 (a)(r)	Upstart	09/08/2022	8,283	8,079	8,231
FW3393816.SRDUP, 31.66%, 09/02/2027 (a)(r)	Upstart	09/08/2022	15,085	14,681	15,010
FW3393823.SRDUP, 29.39%, 09/16/2027 (a)(r)	Upstart	09/08/2022	34,607	33,682	34,218
FW3393834.SRDUP, 31.03%, 09/02/2027 (a)(r)	Upstart	09/08/2022	1,249	1,216	1,235
FW3393860.SRDUP, 19.99%, 09/02/2025 (a)(r)	Upstart	09/08/2022	705	690	701
FW3393879.SRDUP, 23.64%, 09/02/2025 (a)(r)	Upstart	09/08/2022	2,149	2,103	2,135
FW3393906.SRDUP, 31.57%, 09/02/2025 (a)(r)	Upstart	09/08/2022	1,554	1,520	1,528
FW3393921.SRDUP, 23.46%, 09/02/2027 (a)(r)	Upstart	09/08/2022	1,755	1,703	1,739
FW3393938.SRDUP, 21.10%, 09/02/2025 (a)(r)	Upstart	09/08/2022	11,830	11,584	11,757
FW3393950.SRDUP, 33.75%, 09/02/2027 (a)(r)	Upstart	09/08/2022	3,952	3,845	3,929
FW3394089.SRDUP, 28.82%, 09/02/2027 (a)(o)(r)	Upstart	09/08/2022	1,622	1,579	1,605
FW3394115.SRDUP, 25.53%, 09/02/2027 (a)(r)	Upstart	09/08/2022	1,751	1,705	1,746
FW3394194.SRDUP, 18.07%, 09/02/2027 (a)(o)(r)	Upstart	09/08/2022	7,000	6,790	1,030
FW3394243.SRDUP, 25.81%, 09/02/2027 (a)(r)	Upstart	09/08/2022	1,490	1,451	1,485
FW3394271.SRDUP, 14.90%, 09/02/2027 (a)(r)	Upstart	09/08/2022	7,332	7,112	7,285
FW3394294.SRDUP, 32.93%, 09/02/2027 (a)(r)	Upstart	09/08/2022	3,019	2,937	2,951
FW3394345.SRDUP, 31.44%, 02/17/2028 (a)(o)(r)	Upstart	09/08/2022	27,212	26,424	26,982
FW3394348.SRDUP, 33.36%, 09/02/2027 (a)(o)(r)	Upstart	09/08/2022	2,408	2,336	355
FW3394390.SRDUP, 27.09%, 09/02/2027 (a)(o)(r)	Upstart	09/08/2022	4,929	4,800	4,881
FW3394524.SRDUP, 31.23%, 09/02/2027 (a)(o)(r)	Upstart	09/08/2022	21,045	20,413	6,144
FW3394562.SRDUP, 33.19%, 09/02/2027 (a)(o)(r)	Upstart	09/08/2022	18,663	18,104	2,747
FW3394585.SRDUP, 31.57%, 09/02/2027 (a)(r)	Upstart	09/08/2022	1,249	1,216	1,243
FW3394632.SRDUP, 28.05%, 09/02/2027 (a)(r)	Upstart	09/08/2022	3,978	3,873	3,934
FW3394733.SRDUP, 29.28%, 09/02/2025 (a)(r)	Upstart	09/08/2022	3,666	3,596	3,608
FW3394739.SRDUP, 33.89%, 09/02/2027 (a)(o)(r)	Upstart	09/08/2022	3,656	3,548	1,960
FW3394765.SRDUP, 34.33%, 09/02/2027 (a)(r)	Upstart	09/08/2022	5,402	5,273	5,358
FW3394775.SRDUP, 34.16%, 09/02/2027 (a)(r)	Upstart	09/08/2022	5,934	5,774	5,899
FW3394809.SRDUP, 15.08%, 09/02/2027 (a)(r)	Upstart	09/08/2022	4,046	3,945	4,002
FW3394816.SRDUP, 29.97%, 09/02/2027 (a)(r)	Upstart	09/08/2022	3,088	3,005	3,072
FW3394855.SRDUP, 29.54%, 09/02/2027 (a)(o)(r)	Upstart	09/08/2022	1,321	1,281	194
FW3394873.SRDUP, 27.45%, 02/02/2026 (a)(r)	Upstart	09/08/2022	1,211	1,181	1,193
FW3394887.SRDUP, 24.06%, 09/02/2027 (a)(o)(r)	Upstart	09/08/2022	8,860	8,595	4,226
FW3394890.SRDUP, 34.35%, 09/02/2027 (a)(r)	Upstart	09/08/2022	6,282	6,109	6,245
FW3394891.SRDUP, 21.89%, 09/02/2027 (a)(r)	Upstart	09/08/2022	37,850	36,734	37,542
FW3394942.SRDUP, 32.97%, 02/02/2026 (a)(o)(r)	Upstart	09/08/2022	5,117	4,965	3,096
FW3394992.SRDUP, 16.05%, 09/02/2027 (a)(r)	Upstart	09/08/2022	27,581	26,753	27,343
FW3395002.SRDUP, 27.44%, 09/02/2027 (a)(o)(r)	Upstart	09/08/2022	2,632	2,553	387
FW3395034.SRDUP, 24.83%, 07/02/2028 (a)(o)(r)	Upstart	09/08/2022	26,655	25,856	5,267

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW3395077.SRDUP, 33.93%, 09/02/2027 (a)(o)(r)	Upstart	09/08/2022	$3,234	$3,137	$476
FW3395210.SRDUP, 29.75%, 09/02/2025 (a)(r)	Upstart	09/08/2022	4,193	4,102	4,118
FW3395231.SRDUP, 20.83%, 09/02/2027 (a)(o)(r)	Upstart	09/08/2022	10,368	10,093	1,526
FW3395232.SRDUP, 29.72%, 09/02/2027 (a)(o)(r)	Upstart	09/08/2022	8,880	8,644	8,821
FW3395243.SRDUP, 9.90%, 09/02/2025 (a)(r)	Upstart	09/08/2022	6,723	6,592	6,678
FW3395244.SRDUP, 34.35%, 09/02/2027 (a)(r)	Upstart	09/08/2022	5,397	5,251	5,365
FW3395285.SRDUP, 15.35%, 09/02/2025 (a)(o)(r)	Upstart	09/08/2022	2,761	2,702	2,748
FW3395340.SRDUP, 31.87%, 09/02/2027 (a)(o)(r)	Upstart	09/08/2022	8,257	8,030	8,201
FW3398692.SRDUP, 30.06%, 02/06/2028 (a)(o)(r)	Upstart	09/09/2022	1,872	1,822	962
FW3399302.SRDUP, 10.61%, 09/06/2027 (a)(r)	Upstart	09/09/2022	39,466	38,497	39,225
FW3401114.SRDUP, 34.00%, 09/06/2027 (a)(r)	Upstart	09/09/2022	3,480	3,385	3,465
FW3401125.SRDUP, 26.30%, 09/06/2027 (a)(r)	Upstart	09/09/2022	5,200	5,062	5,143
FW3401153.SRDUP, 30.81%, 02/06/2028 (a)(o)(r)	Upstart	09/09/2022	1,075	1,043	213
FW3401342.SRDUP, 27.85%, 09/06/2025 (a)(o)(r)	Upstart	09/09/2022	1,666	1,630	1,643
FW3401466.SRDUP, 28.93%, 09/06/2027 (a)(r)	Upstart	09/09/2022	4,426	4,309	4,389
FW3401482.SRDUP, 34.37%, 02/06/2028 (a)(o)(r)	Upstart	09/09/2022	5,793	5,619	1,714
FW3401543.SRDUP, 30.71%, 09/06/2027 (a)(r)	Upstart	09/09/2022	979	953	977
FW3401732.SRDUP, 34.63%, 09/06/2027 (a)(r)	Upstart	09/09/2022	11,695	11,378	11,650
FW3401741.SRDUP, 32.70%, 09/06/2027 (a)(r)	Upstart	09/09/2022	2,059	2,004	2,053
FW3401844.SRDUP, 13.55%, 09/06/2027 (a)(r)	Upstart	09/09/2022	1,535	1,496	1,525
FW3401923.SRDUP, 29.26%, 09/06/2025 (a)(r)	Upstart	09/09/2022	4,846	4,721	4,770
FW3402005.SRDUP, 33.56%, 09/06/2027 (a)(o)(r)	Upstart	09/09/2022	2,799	2,723	2,785
FW3402025.SRDUP, 26.61%, 09/06/2025 (a)(o)(r)	Upstart	09/09/2022	3,672	3,593	3,618
FW3402068.SRDUP, 18.67%, 09/12/2027 (a)(o)(r)	Upstart	09/09/2022	2,572	2,495	379
FW3402095.SRDUP, 33.38%, 09/06/2027 (a)(o)(r)	Upstart	09/09/2022	4,987	4,838	2,637
FW3402261.SRDUP, 34.43%, 09/15/2027 (a)(o)(r)	Upstart	09/09/2022	5,889	5,714	5,844
FW3402447.SRDUP, 15.12%, 09/06/2025 (a)(o)(r)	Upstart	09/09/2022	2,077	2,026	2,065
FW3402478.SRDUP, 34.66%, 09/06/2027 (a)(r)	Upstart	09/09/2022	10,536	10,251	10,497
FW3402560.SRDUP, 29.71%, 09/06/2027 (a)(r)	Upstart	09/09/2022	21,667	21,090	21,615
FW3402644.SRDUP, 30.58%, 09/06/2027 (a)(r)	Upstart	09/09/2022	16,025	15,597	15,950
FW3402647.SRDUP, 18.09%, 09/06/2027 (a)(r)	Upstart	09/09/2022	23,261	22,669	23,074
FW3479023.SRDUP, 29.93%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,150	2,092	2,151
FW3496038.SRDUP, 18.33%, 10/13/2025 (a)(r)	Upstart	10/18/2022	614	600	608
FW3497901.SRDUP, 17.34%, 10/13/2027 (a)(r)	Upstart	10/18/2022	13,037	12,700	12,941
FW3499212.SRDUP, 25.91%, 10/13/2025 (a)(r)	Upstart	10/18/2022	6,355	6,214	6,323
FW3499282.SRDUP, 25.60%, 10/13/2027 (a)(r)	Upstart	10/18/2022	9,578	9,323	9,599
FW3499318.SRDUP, 27.64%, 10/13/2027 (a)(r)	Upstart	10/18/2022	7,949	7,715	7,896
FW3499323.SRDUP, 24.17%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,490	1,450	1,482
FW3499342.SRDUP, 29.93%, 10/13/2027 (a)(r)	Upstart	10/18/2022	6,100	5,958	6,104
FW3499546.SRDUP, 25.80%, 10/22/2027 (a)(o)(r)	Upstart	10/18/2022	3,959	3,855	3,963
FW3499634.SRDUP, 24.31%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,032	1,978	2,022
FW3499705.SRDUP, 29.21%, 10/13/2027 (a)(o)(r)	Upstart	10/18/2022	1,309	1,269	390
FW3499709.SRDUP, 23.87%, 03/13/2028 (a)(o)(r)	Upstart	10/18/2022	1,434	1,393	1,426
FW3499754.SRDUP, 27.16%, 03/20/2026 (a)(o)(r)	Upstart	10/18/2022	1,304	1,265	83
FW3499772.SRDUP, 28.67%, 10/13/2027 (a)(r)	Upstart	10/18/2022	6,982	6,794	6,989
FW3499814.SRDUP, 29.62%, 10/13/2027 (a)(o)(r)	Upstart	10/18/2022	2,050	1,991	2,051
FW3499818.SRDUP, 19.72%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,958	2,881	2,937
FW3499836.SRDUP, 20.93%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,898	2,822	2,885
FW3499839.SRDUP, 29.37%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,345	1,309	1,344
FW3499853.SRDUP, 29.93%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,156	2,098	2,153
FW3499856.SRDUP, 26.88%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,048	1,993	2,051
FW3499873.SRDUP, 29.53%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,257	1,223	1,255
FW3499876.SRDUP, 23.10%, 10/13/2027 (a)(r)	Upstart	10/18/2022	36,372	35,414	36,183
FW3499879.SRDUP, 17.31%, 10/13/2027 (a)(r)	Upstart	10/18/2022	6,717	6,564	6,670
FW3499882.SRDUP, 25.15%, 10/13/2025 (a)(r)	Upstart	10/18/2022	9,441	9,232	9,330
FW3499923.SRDUP, 29.63%, 10/13/2027 (a)(r)	Upstart	10/18/2022	5,834	5,677	5,838
FW3499968.SRDUP, 19.82%, 10/13/2027 (a)(r)	Upstart	10/18/2022	3,473	3,382	3,451

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW3499977.SRDUP, 11.97%, 10/13/2027 (a)(r)	Upstart	10/18/2022	$6,757	$6,586	$6,723
FW3499993.SRDUP, 18.48%, 10/13/2027 (a)(r)	Upstart	10/18/2022	5,802	5,652	5,758
FW3500035.SRDUP, 28.37%, 10/13/2027 (a)(r)	Upstart	10/18/2022	32,365	31,394	32,402
FW3500039.SRDUP, 29.98%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,168	1,140	1,166
FW3500053.SRDUP, 6.00%, 10/13/2025 (a)(o)(r)	Upstart	10/18/2022	1,779	1,736	1,758
FW3500123.SRDUP, 27.89%, 03/13/2028 (a)(o)(r)	Upstart	10/18/2022	9,129	8,856	9,111
FW3500131.SRDUP, 15.16%, 10/13/2027 (a)(r)	Upstart	10/18/2022	23,781	23,173	23,609
FW3500176.SRDUP, 29.93%, 10/13/2027 (a)(r)	Upstart	10/18/2022	4,851	4,720	4,811
FW3500211.SRDUP, 12.15%, 10/13/2027 (a)(r)	Upstart	10/18/2022	9,479	9,265	9,429
FW3500223.SRDUP, 25.75%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,484	2,418	2,472
FW3500263.SRDUP, 12.51%, 10/13/2027 (a)(r)	Upstart	10/18/2022	12,699	12,378	12,631
FW3500283.SRDUP, 29.57%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,436	1,397	1,423
FW3500296.SRDUP, 21.42%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,128	2,072	2,112
FW3500297.SRDUP, 18.45%, 10/13/2027 (a)(r)	Upstart	10/18/2022	19,308	18,808	19,171
FW3500298.SRDUP, 29.50%, 10/13/2027 (a)(r)	Upstart	10/18/2022	987	963	986
FW3500322.SRDUP, 19.73%, 10/13/2027 (a)(r)	Upstart	10/18/2022	13,917	13,554	13,832
FW3500327.SRDUP, 29.67%, 10/13/2027 (a)(r)	Upstart	10/18/2022	14,004	13,627	14,014
FW3500335.SRDUP, 26.54%, 10/13/2027 (a)(o)(r)	Upstart	10/18/2022	3,558	3,463	3,536
FW3500340.SRDUP, 23.58%, 10/13/2025 (a)(r)	Upstart	10/18/2022	4,435	4,338	4,413
FW3500342.SRDUP, 20.29%, 10/13/2027 (a)(r)	Upstart	10/18/2022	21,787	21,219	21,652
FW3500372.SRDUP, 23.00%, 10/13/2027 (a)(r)	Upstart	10/18/2022	11,786	11,512	11,725
FW3500397.SRDUP, 29.48%, 10/13/2027 (a)(r)	Upstart	10/18/2022	3,589	3,492	3,584
FW3500398.SRDUP, 16.89%, 10/13/2025 (a)(r)	Upstart	10/18/2022	4,324	4,232	4,310
FW3500435.SRDUP, 29.64%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,706	1,660	1,703
FW3500450.SRDUP, 27.44%, 10/25/2027 (a)(r)	Upstart	10/18/2022	5,411	5,267	5,403
FW3500464.SRDUP, 25.56%, 10/13/2025 (a)(r)	Upstart	10/18/2022	1,693	1,655	1,672
FW3500490.SRDUP, 26.51%, 10/13/2027 (a)(r)	Upstart	10/18/2022	11,555	11,247	11,576
FW3500521.SRDUP, 24.81%, 10/13/2025 (a)(r)	Upstart	10/18/2022	2,084	2,038	2,074
FW3500523.SRDUP, 27.39%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,675	2,604	2,652
FW3500536.SRDUP, 12.55%, 10/13/2027 (a)(r)	Upstart	10/18/2022	12,409	12,095	12,343
FW3500545.SRDUP, 28.98%, 10/28/2027 (a)(r)	Upstart	10/18/2022	24,455	23,805	24,299
FW3500552.SRDUP, 23.27%, 10/13/2025 (a)(o)(r)	Upstart	10/18/2022	4,386	4,254	646
FW3500553.SRDUP, 27.33%, 10/13/2025 (a)(r)	Upstart	10/18/2022	1,428	1,396	1,406
FW3500560.SRDUP, 28.60%, 10/13/2027 (a)(r)	Upstart	10/18/2022	19,822	19,289	19,830
FW3500575.SRDUP, 25.61%, 10/13/2027 (a)(r)	Upstart	10/18/2022	5,322	5,180	5,289
FW3500577.SRDUP, 22.11%, 10/13/2027 (a)(r)	Upstart	10/18/2022	9,646	9,393	9,574
FW3500578.SRDUP, 16.33%, 10/13/2027 (a)(r)	Upstart	10/18/2022	14,559	14,185	14,458
FW3500590.SRDUP, 22.38%, 10/13/2027 (a)(r)	Upstart	10/18/2022	3,335	3,248	3,310
FW3500595.SRDUP, 27.47%, 10/13/2025 (a)(r)	Upstart	10/18/2022	749	732	740
FW3500596.SRDUP, 30.01%, 10/13/2027 (a)(r)	Upstart	10/18/2022	3,954	3,847	3,956
FW3500598.SRDUP, 25.42%, 10/13/2027 (a)(r)	Upstart	10/18/2022	39,062	38,022	38,839
FW3500603.SRDUP, 29.08%, 10/13/2027 (a)(r)	Upstart	10/18/2022	13,443	13,081	13,455
FW3500616.SRDUP, 18.76%, 10/13/2025 (a)(r)	Upstart	10/18/2022	10,897	10,663	10,814
FW3500621.SRDUP, 29.79%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,706	1,660	1,704
FW3500623.SRDUP, 24.79%, 10/13/2025 (a)(o)(r)	Upstart	10/18/2022	3,457	3,381	3,265
FW3500625.SRDUP, 27.39%, 10/13/2025 (a)(r)	Upstart	10/18/2022	827	809	818
FW3500650.SRDUP, 28.87%, 10/13/2027 (a)(o)(r)	Upstart	10/18/2022	5,370	5,220	5,374
FW3500656.SRDUP, 34.46%, 03/13/2028 (a)(r)	Upstart	10/18/2022	6,959	6,764	6,972
FW3500703.SRDUP, 28.02%, 10/13/2027 (a)(r)	Upstart	10/18/2022	10,453	10,173	10,466
FW3500705.SRDUP, 30.08%, 10/13/2027 (a)(o)(r)	Upstart	10/18/2022	18,244	17,752	17,290
FW3500721.SRDUP, 29.74%, 10/13/2027 (a)(r)	Upstart	10/18/2022	45,117	43,899	45,085
FW3500728.SRDUP, 23.77%, 10/13/2025 (a)(o)(r)	Upstart	10/18/2022	3,657	3,548	751
FW3500732.SRDUP, 24.30%, 03/13/2028 (a)(o)(r)	Upstart	10/18/2022	6,407	6,215	1,698
FW3500736.SRDUP, 30.01%, 10/13/2027 (a)(o)(r)	Upstart	10/18/2022	1,438	1,396	1,436
FW3500743.SRDUP, 24.10%, 10/13/2027 (a)(r)	Upstart	10/18/2022	13,814	13,492	13,740
FW3500761.SRDUP, 22.35%, 10/13/2025 (a)(o)(r)	Upstart	10/18/2022	3,368	3,294	3,196
FW3500765.SRDUP, 23.74%, 03/13/2028 (a)(o)(r)	Upstart	10/18/2022	15,743	15,274	15,692

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW3500768.SRDUP, 29.79%, 08/13/2028 (a)(o)(r)	Upstart	10/18/2022	$1,093	$1,061	$1,090
FW3500778.SRDUP, 26.15%, 10/13/2025 (a)(r)	Upstart	10/18/2022	3,733	3,650	3,690
FW3500793.SRDUP, 30.02%, 10/13/2027 (a)(r)	Upstart	10/18/2022	801	779	788
FW3500796.SRDUP, 24.93%, 10/13/2025 (a)(r)	Upstart	10/18/2022	5,215	5,100	5,138
FW3500804.SRDUP, 24.54%, 10/13/2025 (a)(r)	Upstart	10/18/2022	744	727	735
FW3500812.SRDUP, 27.42%, 10/13/2027 (a)(r)	Upstart	10/18/2022	9,988	9,721	9,910
FW3500921.SRDUP, 12.21%, 10/13/2025 (a)(r)	Upstart	10/18/2022	1,624	1,591	1,608
FW3500941.SRDUP, 22.77%, 10/13/2027 (a)(o)(r)	Upstart	10/18/2022	1,536	1,496	1,528
FW3500943.SRDUP, 27.44%, 10/13/2027 (a)(r)	Upstart	10/18/2022	9,991	9,724	9,925
FW3500951.SRDUP, 29.33%, 10/13/2027 (a)(r)	Upstart	10/18/2022	4,484	4,363	4,478
FW3500994.SRDUP, 29.27%, 10/13/2027 (a)(o)(r)	Upstart	10/18/2022	887	860	267
FW3501022.SRDUP, 11.80%, 10/13/2027 (a)(r)	Upstart	10/18/2022	37,558	36,612	37,369
FW3501027.SRDUP, 27.51%, 10/13/2027 (a)(r)	Upstart	10/18/2022	16,860	16,461	16,884
FW3501054.SRDUP, 27.15%, 10/13/2027 (a)(r)	Upstart	10/18/2022	9,802	9,540	9,796
FW3501071.SRDUP, 27.32%, 03/13/2028 (a)(o)(r)	Upstart	10/18/2022	13,250	12,881	13,210
FW3501080.SRDUP, 28.48%, 10/13/2027 (a)(r)	Upstart	10/18/2022	36,859	35,869	36,900
FW3501100.SRDUP, 22.14%, 10/13/2027 (a)(r)	Upstart	10/18/2022	15,611	15,201	15,495
FW3501118.SRDUP, 28.50%, 10/13/2027 (a)(r)	Upstart	10/18/2022	4,012	3,904	4,015
FW3501127.SRDUP, 21.19%, 10/13/2025 (a)(r)	Upstart	10/18/2022	734	718	728
FW3501142.SRDUP, 29.97%, 10/13/2027 (a)(o)(r)	Upstart	10/18/2022	1,038	1,010	1,035
FW3501162.SRDUP, 26.17%, 10/13/2027 (a)(r)	Upstart	10/18/2022	6,663	6,486	6,661
FW3501180.SRDUP, 16.17%, 10/13/2027 (a)(r)	Upstart	10/18/2022	20,177	19,659	20,039
FW3501197.SRDUP, 29.09%, 10/22/2027 (a)(o)(r)	Upstart	10/18/2022	1,109	1,079	1,048
FW3501227.SRDUP, 30.05%, 08/13/2028 (a)(o)(r)	Upstart	10/18/2022	2,574	2,497	2,579
FW3501229.SRDUP, 26.78%, 10/13/2027 (a)(r)	Upstart	10/18/2022	9,969	9,703	9,986
FW3501251.SRDUP, 18.41%, 10/13/2027 (a)(o)(r)	Upstart	10/18/2022	10,726	10,404	2,730
FW3501258.SRDUP, 29.73%, 10/13/2027 (a)(r)	Upstart	10/18/2022	988	961	986
FW3501262.SRDUP, 29.26%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,690	2,618	2,692
FW3501264.SRDUP, 26.76%, 10/13/2027 (a)(r)	Upstart	10/18/2022	5,359	5,216	5,358
FW3501289.SRDUP, 29.85%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,964	2,884	2,966
FW3501295.SRDUP, 29.80%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,790	1,741	1,790
FW3501303.SRDUP, 29.89%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,599	2,537	2,600
FW3501308.SRDUP, 28.56%, 10/13/2027 (a)(r)	Upstart	10/18/2022	5,995	5,834	6,002
FW3501310.SRDUP, 29.70%, 10/13/2027 (a)(o)(r)	Upstart	10/18/2022	1,078	1,046	1,076
FW3501329.SRDUP, 27.65%, 10/13/2027 (a)(r)	Upstart	10/18/2022	8,024	7,812	8,035
FW3501338.SRDUP, 29.94%, 10/13/2027 (a)(r)	Upstart	10/18/2022	10,575	10,290	10,506
FW3501368.SRDUP, 24.11%, 03/13/2028 (a)(o)(r)	Upstart	10/18/2022	14,080	13,677	14,017
FW3501398.SRDUP, 21.49%, 08/13/2028 (a)(o)(r)	Upstart	10/18/2022	45,444	44,142	45,245
FW3535092.SRDUP, 27.39%, 11/01/2025 (a)(r)	Upstart	11/04/2022	2,948	2,881	2,911
FW3537005.SRDUP, 21.95%, 11/01/2027 (a)(r)	Upstart	11/04/2022	8,719	8,489	8,613
FW3541387.SRDUP, 28.86%, 11/01/2027 (a)(r)	Upstart	11/04/2022	1,086	1,057	1,077
FW3541513.SRDUP, 26.16%, 11/01/2027 (a)(r)	Upstart	11/04/2022	7,190	6,997	7,260
FW3541727.SRDUP, 29.20%, 11/01/2027 (a)(r)	Upstart	11/04/2022	906	881	892
FW3541732.SRDUP, 25.48%, 04/01/2028 (a)(o)(r)	Upstart	11/04/2022	4,205	4,091	4,234
FW3541734.SRDUP, 29.95%, 11/01/2027 (a)(r)	Upstart	11/04/2022	5,354	5,208	5,393
FW3541759.SRDUP, 28.62%, 11/01/2027 (a)(r)	Upstart	11/04/2022	4,522	4,399	4,558
FW3541761.SRDUP, 24.28%, 11/01/2027 (a)(r)	Upstart	11/04/2022	4,471	4,352	4,438
FW3541801.SRDUP, 29.59%, 04/01/2028 (a)(o)(r)	Upstart	11/04/2022	18,301	17,773	18,412
FW3541814.SRDUP, 25.10%, 11/01/2027 (a)(o)(r)	Upstart	11/04/2022	4,022	3,916	4,063
FW3541830.SRDUP, 29.82%, 04/01/2028 (a)(o)(r)	Upstart	11/04/2022	1,771	1,719	1,778
FW3541847.SRDUP, 28.38%, 11/01/2027 (a)(r)	Upstart	11/04/2022	1,992	1,938	2,005
FW3541863.SRDUP, 22.30%, 11/01/2027 (a)(r)	Upstart	11/04/2022	6,218	6,054	6,132
FW3541903.SRDUP, 20.10%, 11/01/2027 (a)(r)	Upstart	11/04/2022	4,853	4,740	4,787
FW3541925.SRDUP, 29.58%, 11/01/2027 (a)(o)(r)	Upstart	11/04/2022	1,194	1,163	622
FW3541940.SRDUP, 27.95%, 11/01/2027 (a)(o)(r)	Upstart	11/04/2022	906	880	912
FW3541943.SRDUP, 30.08%, 11/01/2027 (a)(r)	Upstart	11/04/2022	5,452	5,303	5,475
FW3541987.SRDUP, 26.90%, 04/01/2028 (a)(o)(r)	Upstart	11/04/2022	10,804	10,503	10,730

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW3541991.SRDUP, 33.42%, 11/01/2027 (a)(r)	Upstart	11/04/2022	$2,563	$2,501	$2,576
FW3541994.SRDUP, 25.07%, 11/08/2027 (a)(o)(r)	Upstart	11/04/2022	2,096	2,033	991
FW3542009.SRDUP, 26.08%, 11/01/2027 (a)(r)	Upstart	11/04/2022	17,963	17,481	18,137
FW3542010.SRDUP, 25.74%, 11/01/2027 (a)(r)	Upstart	11/04/2022	1,794	1,746	1,812
FW3542062.SRDUP, 27.08%, 11/01/2025 (a)(r)	Upstart	11/04/2022	1,470	1,441	1,463
FW3542090.SRDUP, 29.80%, 11/01/2027 (a)(o)(r)	Upstart	11/04/2022	3,098	3,005	345
FW3542143.SRDUP, 29.91%, 11/01/2027 (a)(o)(r)	Upstart	11/04/2022	6,917	6,734	621
FW3542154.SRDUP, 25.14%, 11/01/2027 (a)(o)(r)	Upstart	11/04/2022	1,865	1,809	173
FW3542156.SRDUP, 24.72%, 11/01/2027 (a)(r)	Upstart	11/04/2022	44,735	43,540	44,430
FW3542159.SRDUP, 22.35%, 11/01/2025 (a)(o)(r)	Upstart	11/04/2022	4,113	3,998	4,081
FW3542218.SRDUP, 28.57%, 11/01/2027 (a)(r)	Upstart	11/04/2022	1,447	1,408	1,458
FW3542250.SRDUP, 26.82%, 11/01/2025 (a)(o)(r)	Upstart	11/04/2022	1,237	1,209	1,232
FW3542288.SRDUP, 21.13%, 11/01/2027 (a)(r)	Upstart	11/04/2022	8,337	8,117	8,232
FW3542290.SRDUP, 29.36%, 11/01/2027 (a)(r)	Upstart	11/04/2022	997	970	988
FW3542294.SRDUP, 29.73%, 11/01/2027 (a)(o)(r)	Upstart	11/04/2022	1,237	1,204	1,236
FW3542328.SRDUP, 18.66%, 11/01/2027 (a)(r)	Upstart	11/04/2022	11,242	10,948	11,110
FW3542332.SRDUP, 25.85%, 11/01/2027 (a)(r)	Upstart	11/04/2022	7,180	6,988	7,128
FW3542345.SRDUP, 22.07%, 11/01/2025 (a)(o)(r)	Upstart	11/04/2022	3,044	2,977	3,015
FW3542352.SRDUP, 25.74%, 11/01/2027 (a)(r)	Upstart	11/04/2022	4,361	4,243	4,392
FW3542357.SRDUP, 28.49%, 04/01/2028 (a)(o)(r)	Upstart	11/04/2022	5,721	5,553	5,746
FW3542364.SRDUP, 27.25%, 11/01/2025 (a)(r)	Upstart	11/04/2022	3,484	3,405	3,468
FW3542366.SRDUP, 22.33%, 11/01/2027 (a)(r)	Upstart	11/04/2022	5,775	5,622	5,741
FW3542370.SRDUP, 25.35%, 11/01/2025 (a)(r)	Upstart	11/04/2022	1,538	1,504	1,532
FW3542378.SRDUP, 27.38%, 04/01/2026 (a)(r)	Upstart	11/04/2022	2,135	2,081	2,107
FW3542396.SRDUP, 17.86%, 11/01/2027 (a)(o)(r)	Upstart	11/04/2022	26,442	25,672	26,126
FW3542405.SRDUP, 21.30%, 11/01/2025 (a)(r)	Upstart	11/04/2022	723	701	710
FW3542407.SRDUP, 24.57%, 11/01/2027 (a)(r)	Upstart	11/04/2022	11,626	11,352	11,548
FW3542413.SRDUP, 30.00%, 11/02/2027 (a)(r)	Upstart	11/07/2022	4,265	4,150	4,299
FW3542419.SRDUP, 13.60%, 11/01/2025 (a)(r)	Upstart	11/04/2022	1,104	1,080	1,090
FW3542431.SRDUP, 12.92%, 11/01/2027 (a)(r)	Upstart	11/04/2022	6,443	6,279	6,418
FW3542470.SRDUP, 28.64%, 11/02/2027 (a)(r)	Upstart	11/07/2022	5,698	5,544	5,747
FW3542479.SRDUP, 29.50%, 11/01/2027 (a)(r)	Upstart	11/04/2022	997	970	1,005
FW3542496.SRDUP, 30.06%, 04/01/2028 (a)(o)(r)	Upstart	11/04/2022	2,150	2,086	1,111
FW3542538.SRDUP, 28.16%, 11/01/2027 (a)(r)	Upstart	11/04/2022	3,440	3,347	3,410
FW3542581.SRDUP, 24.40%, 11/01/2027 (a)(r)	Upstart	11/04/2022	2,684	2,605	2,664
FW3542600.SRDUP, 23.55%, 11/01/2025 (a)(r)	Upstart	11/04/2022	4,280	4,184	4,266
FW3542603.SRDUP, 27.86%, 11/01/2027 (a)(r)	Upstart	11/04/2022	8,032	7,815	8,101
FW3542644.SRDUP, 28.00%, 11/02/2027 (a)(r)	Upstart	11/07/2022	1,625	1,581	1,613
FW3542651.SRDUP, 29.78%, 11/01/2027 (a)(o)(r)	Upstart	11/04/2022	1,401	1,359	110
FW3542659.SRDUP, 27.95%, 11/01/2027 (a)(o)(r)	Upstart	11/04/2022	1,845	1,790	539
FW3542662.SRDUP, 12.00%, 11/01/2027 (a)(r)	Upstart	11/04/2022	2,575	2,509	2,561
FW3542663.SRDUP, 27.14%, 11/01/2025 (a)(r)	Upstart	11/04/2022	359	351	352
FW3542669.SRDUP, 28.32%, 11/01/2027 (a)(r)	Upstart	11/04/2022	20,151	19,607	19,985
FW3542719.SRDUP, 19.30%, 11/02/2025 (a)(r)	Upstart	11/07/2022	5,041	4,930	5,004
FW3542728.SRDUP, 27.25%, 11/02/2027 (a)(o)(r)	Upstart	11/07/2022	5,547	5,387	5,588
FW3542735.SRDUP, 12.79%, 11/02/2025 (a)(r)	Upstart	11/07/2022	4,915	4,810	4,855
FW3542770.SRDUP, 28.90%, 11/02/2027 (a)(r)	Upstart	11/07/2022	17,018	16,610	17,115
FW3542839.SRDUP, 25.58%, 11/02/2027 (a)(r)	Upstart	11/07/2022	10,045	9,776	9,977
FW3542860.SRDUP, 17.01%, 11/02/2027 (a)(r)	Upstart	11/07/2022	4,367	4,254	4,318
FW3542869.SRDUP, 17.18%, 11/02/2027 (a)(o)(r)	Upstart	11/07/2022	13,115	12,772	12,960
FW3542892.SRDUP, 24.60%, 11/02/2025 (a)(r)	Upstart	11/07/2022	1,576	1,541	1,565
FW3542901.SRDUP, 29.75%, 11/02/2027 (a)(r)	Upstart	11/07/2022	1,995	1,947	2,011
FW3542904.SRDUP, 29.17%, 11/02/2027 (a)(r)	Upstart	11/07/2022	4,528	4,419	4,566
FW3542909.SRDUP, 27.18%, 11/02/2027 (a)(r)	Upstart	11/07/2022	13,296	12,938	13,407
FW3542919.SRDUP, 22.51%, 11/02/2027 (a)(r)	Upstart	11/07/2022	2,044	1,990	2,017
FW3542920.SRDUP, 27.40%, 11/02/2025 (a)(r)	Upstart	11/07/2022	939	918	930
FW3542935.SRDUP, 26.79%, 11/02/2027 (a)(r)	Upstart	11/07/2022	30,056	29,248	29,838

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW3542964.SRDUP, 25.68%, 11/02/2027 (a)(r)	Upstart	11/07/2022	$4,486	$4,365	$4,533
FW3542972.SRDUP, 14.72%, 11/02/2027 (a)(r)	Upstart	11/07/2022	5,200	5,066	5,142
FW3542975.SRDUP, 25.31%, 11/02/2025 (a)(o)(r)	Upstart	11/07/2022	3,478	3,400	3,456
FW3542980.SRDUP, 20.84%, 11/08/2027 (a)(r)	Upstart	11/07/2022	24,721	24,070	24,424
FW3543000.SRDUP, 29.99%, 11/02/2027 (a)(o)(r)	Upstart	11/07/2022	1,359	1,322	1,370
FW3543018.SRDUP, 29.18%, 11/02/2027 (a)(r)	Upstart	11/07/2022	1,358	1,322	1,341
FW3543025.SRDUP, 16.35%, 11/02/2025 (a)(r)	Upstart	11/07/2022	744	728	739
FW3543028.SRDUP, 18.55%, 11/02/2025 (a)(r)	Upstart	11/07/2022	4,652	4,550	4,625
FW3543040.SRDUP, 29.29%, 11/02/2027 (a)(o)(r)	Upstart	11/07/2022	14,139	13,715	2,081
FW3543051.SRDUP, 28.86%, 11/02/2027 (a)(o)(r)	Upstart	11/07/2022	7,308	7,089	2,137
FW3543054.SRDUP, 25.59%, 11/02/2027 (a)(r)	Upstart	11/07/2022	26,190	25,488	26,012
FW3543067.SRDUP, 23.02%, 11/02/2027 (a)(r)	Upstart	11/07/2022	1,781	1,733	1,756
FW3543083.SRDUP, 12.55%, 11/02/2027 (a)(r)	Upstart	11/07/2022	19,778	19,273	19,678
FW3543119.SRDUP, 25.49%, 11/17/2025 (a)(r)	Upstart	11/07/2022	2,300	2,248	2,284
FW3903662.SRDUP, 25.51%, 08/04/2028 (a)(r)	Upstart	08/09/2023	28,020	27,881	27,708
FW3904151.SRDUP, 28.76%, 08/02/2028 (a)(r)	Upstart	08/07/2023	28,359	28,218	27,811
FW3907323.SRDUP, 23.24%, 08/03/2028 (a)(r)	Upstart	08/08/2023	22,081	21,971	21,640
FW3909774.SRDUP, 28.77%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,083	1,078	1,062
FW3909790.SRDUP, 28.77%, 08/02/2028 (a)(o)(r)	Upstart	08/07/2023	1,182	1,176	583
FW3909802.SRDUP, 28.42%, 08/16/2028 (a)(r)	Upstart	08/07/2023	1,477	1,469	1,448
FW3909817.SRDUP, 14.88%, 08/02/2028 (a)(o)(r)	Upstart	08/07/2023	15,550	15,474	15,414
FW3909823.SRDUP, 25.67%, 08/03/2028 (a)(r)	Upstart	08/08/2023	1,672	1,663	1,640
FW3909825.SRDUP, 17.54%, 08/02/2026 (a)(r)	Upstart	08/07/2023	1,723	1,715	1,708
FW3909828.SRDUP, 22.21%, 08/02/2028 (a)(r)	Upstart	08/07/2023	27,972	27,833	27,572
FW3909839.SRDUP, 27.74%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,276	1,270	1,245
FW3909860.SRDUP, 26.63%, 08/02/2028 (a)(r)	Upstart	08/07/2023	14,325	14,254	14,007
FW3909867.SRDUP, 26.48%, 08/02/2028 (a)(r)	Upstart	08/07/2023	7,869	7,830	7,756
FW3909883.SRDUP, 24.85%, 08/02/2026 (a)(r)	Upstart	08/07/2023	3,655	3,637	3,574
FW3909903.SRDUP, 27.62%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,181	1,175	1,158
FW3909916.SRDUP, 30.14%, 08/02/2028 (a)(r)	Upstart	08/07/2023	2,660	2,647	2,609
FW3909923.SRDUP, 20.92%, 08/02/2028 (a)(r)	Upstart	08/07/2023	33,445	33,279	32,968
FW3909927.SRDUP, 28.85%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,083	1,078	1,062
FW3909936.SRDUP, 24.94%, 08/02/2028 (a)(r)	Upstart	08/07/2023	4,914	4,890	4,820
FW3909942.SRDUP, 26.74%, 08/02/2028 (a)(r)	Upstart	08/07/2023	14,745	14,672	14,440
FW3909962.SRDUP, 28.19%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,477	1,469	1,448
FW3909983.SRDUP, 28.28%, 08/02/2028 (a)(r)	Upstart	08/07/2023	26,876	26,742	26,357
FW3909987.SRDUP, 23.11%, 08/02/2028 (a)(r)	Upstart	08/07/2023	23,774	23,655	23,351
FW3909990.SRDUP, 20.42%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,765	1,763	1,745
FW3910012.SRDUP, 23.49%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,997	1,987	1,976
FW3910020.SRDUP, 25.71%, 08/02/2026 (a)(r)	Upstart	08/07/2023	1,443	1,436	1,423
FW3910025.SRDUP, 17.69%, 08/02/2028 (a)(r)	Upstart	08/07/2023	6,461	6,429	6,415
FW3910041.SRDUP, 28.47%, 08/02/2028 (a)(r)	Upstart	08/07/2023	3,544	3,527	3,476
FW3910054.SRDUP, 28.39%, 08/02/2028 (a)(r)	Upstart	08/07/2023	4,529	4,506	4,441
FW3910073.SRDUP, 28.67%, 08/02/2028 (a)(r)	Upstart	08/07/2023	7,877	7,838	7,725
FW3910081.SRDUP, 28.86%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,674	1,666	1,642
FW3910114.SRDUP, 16.81%, 08/02/2026 (a)(r)	Upstart	08/07/2023	2,870	2,856	2,845
FW3910117.SRDUP, 28.02%, 08/17/2028 (a)(o)(r)	Upstart	08/07/2023	2,277	2,265	2,234
FW3910145.SRDUP, 25.69%, 08/02/2028 (a)(r)	Upstart	08/07/2023	18,655	18,562	18,324
FW3910149.SRDUP, 22.37%, 08/02/2026 (a)(r)	Upstart	08/07/2023	5,278	5,253	5,196
FW3910150.SRDUP, 24.55%, 08/02/2026 (a)(r)	Upstart	08/07/2023	5,250	5,226	5,113
FW3910153.SRDUP, 28.37%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,967	1,958	1,926
FW3910164.SRDUP, 24.25%, 08/02/2026 (a)(r)	Upstart	08/07/2023	4,807	4,784	4,740
FW3910178.SRDUP, 16.87%, 08/02/2028 (a)(r)	Upstart	08/07/2023	9,698	9,651	9,612
FW3910184.SRDUP, 28.77%, 08/02/2028 (a)(r)	Upstart	08/07/2023	984	979	963
FW3910185.SRDUP, 15.74%, 08/02/2028 (a)(r)	Upstart	08/07/2023	14,667	14,595	14,562
FW3910191.SRDUP, 29.38%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,016	1,011	992
FW3910197.SRDUP, 16.66%, 08/02/2028 (a)(r)	Upstart	08/07/2023	11,740	11,683	11,656

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW3910219.SRDUP, 28.37%, 08/02/2028 (a)(r)	Upstart	08/07/2023	$4,726	$4,702	$4,634
FW3910232.SRDUP, 27.68%, 08/02/2028 (a)(r)	Upstart	08/07/2023	15,255	15,179	15,035
FW3910244.SRDUP, 20.90%, 08/02/2026 (a)(r)	Upstart	08/07/2023	3,358	3,342	3,311
FW3910270.SRDUP, 28.66%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,772	1,763	1,747
FW3910278.SRDUP, 24.79%, 08/02/2028 (a)(r)	Upstart	08/07/2023	12,777	12,713	12,593
FW3910304.SRDUP, 25.71%, 08/02/2026 (a)(r)	Upstart	08/07/2023	1,296	1,289	1,262
FW3910396.SRDUP, 26.14%, 08/02/2028 (a)(r)	Upstart	08/07/2023	10,326	10,275	10,178
FW3910397.SRDUP, 30.32%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,088	1,082	1,067
FW3910426.SRDUP, 28.49%, 08/02/2026 (a)(r)	Upstart	08/07/2023	1,157	1,151	1,131
FW3910507.SRDUP, 23.63%, 08/02/2026 (a)(r)	Upstart	08/07/2023	5,478	5,452	5,402
FW3910584.SRDUP, 23.46%, 08/02/2028 (a)(r)	Upstart	08/07/2023	44,196	43,976	43,562
FW3910608.SRDUP, 22.13%, 08/03/2028 (a)(r)	Upstart	08/08/2023	3,926	3,906	3,871
FW3910644.SRDUP, 23.16%, 08/02/2026 (a)(o)(r)	Upstart	08/07/2023	3,000	2,985	842
FW3910652.SRDUP, 14.50%, 08/02/2026 (a)(r)	Upstart	08/07/2023	1,910	1,901	1,898
FW3910687.SRDUP, 18.34%, 08/02/2028 (a)(r)	Upstart	08/07/2023	11,165	11,110	11,084
FW3910704.SRDUP, 24.23%, 08/02/2028 (a)(r)	Upstart	08/07/2023	9,531	9,483	9,348
FW3910740.SRDUP, 23.28%, 08/02/2026 (a)(r)	Upstart	08/07/2023	2,400	2,389	2,363
FW3910763.SRDUP, 29.06%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,280	1,274	1,256
FW3910782.SRDUP, 28.83%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,181	1,175	1,156
FW3910897.SRDUP, 28.43%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,674	1,665	1,641
FW3910936.SRDUP, 17.18%, 08/02/2028 (a)(r)	Upstart	08/07/2023	6,814	6,781	6,748
FW3910997.SRDUP, 20.31%, 08/02/2028 (a)(r)	Upstart	08/07/2023	2,843	2,829	2,810
FW3911028.SRDUP, 14.95%, 08/02/2028 (a)(r)	Upstart	08/07/2023	5,375	5,349	5,337
FW3911077.SRDUP, 17.74%, 08/07/2026 (a)(r)	Upstart	08/07/2023	2,872	2,858	2,847
FW3911096.SRDUP, 27.27%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,170	1,165	1,146
FW3911176.SRDUP, 28.77%, 08/02/2028 (a)(r)	Upstart	08/07/2023	16,445	16,362	16,206
FW3911228.SRDUP, 26.06%, 08/02/2028 (a)(r)	Upstart	08/07/2023	9,820	9,771	9,616
FW3911452.SRDUP, 29.94%, 08/02/2028 (a)(r)	Upstart	08/07/2023	985	980	966
FW3911485.SRDUP, 26.15%, 08/03/2028 (a)(o)(r)	Upstart	08/08/2023	4,386	4,364	4,295
FW3911503.SRDUP, 28.50%, 08/03/2028 (a)(o)(r)	Upstart	08/08/2023	5,262	5,236	2,588
FW3911505.SRDUP, 25.70%, 08/03/2026 (a)(r)	Upstart	08/08/2023	4,042	4,022	3,986
FW3911520.SRDUP, 23.28%, 08/03/2026 (a)(r)	Upstart	08/08/2023	5,477	5,450	5,402
FW3911549.SRDUP, 13.22%, 08/03/2028 (a)(r)	Upstart	08/08/2023	2,872	2,858	2,857
FW3911585.SRDUP, 28.61%, 08/03/2028 (a)(r)	Upstart	08/08/2023	16,485	16,402	16,141
FW3911654.SRDUP, 28.54%, 08/03/2028 (a)(r)	Upstart	08/08/2023	8,665	8,621	8,502
FW3911655.SRDUP, 26.17%, 08/03/2028 (a)(r)	Upstart	08/08/2023	1,967	1,957	1,930
FW3911700.SRDUP, 28.82%, 08/03/2028 (a)(r)	Upstart	08/08/2023	1,122	1,117	1,093
FW3911710.SRDUP, 27.06%, 08/03/2028 (a)(r)	Upstart	08/08/2023	1,747	1,739	1,711
FW3911724.SRDUP, 28.00%, 08/03/2026 (a)(r)	Upstart	08/08/2023	2,102	2,092	2,050
FW3911734.SRDUP, 21.53%, 08/03/2028 (a)(r)	Upstart	08/08/2023	3,434	3,417	3,395
FW3911754.SRDUP, 28.55%, 08/03/2028 (a)(r)	Upstart	08/08/2023	1,674	1,665	1,642
FW3911901.SRDUP, 20.24%, 08/03/2028 (a)(r)	Upstart	08/08/2023	4,902	4,878	4,847
FW3911985.SRDUP, 28.24%, 08/03/2028 (a)(o)(r)	Upstart	08/08/2023	1,772	1,763	261
FW3911995.SRDUP, 29.91%, 08/03/2028 (a)(r)	Upstart	08/08/2023	26,798	26,728	26,293
FW3912008.SRDUP, 23.45%, 08/03/2028 (a)(r)	Upstart	08/08/2023	9,821	9,773	9,684
FW3912009.SRDUP, 28.31%, 08/03/2028 (a)(r)	Upstart	08/08/2023	1,181	1,175	1,159
FW3912249.SRDUP, 26.71%, 08/03/2028 (a)(r)	Upstart	08/08/2023	10,633	10,610	10,434
FW3912567.SRDUP, 28.81%, 08/03/2028 (a)(r)	Upstart	08/08/2023	45,888	45,659	45,239
FW3912981.SRDUP, 27.47%, 08/03/2028 (a)(r)	Upstart	08/08/2023	14,204	14,140	13,979
FW3913029.SRDUP, 28.58%, 08/03/2028 (a)(r)	Upstart	08/08/2023	964	962	944
FW3913051.SRDUP, 28.03%, 08/03/2028 (a)(r)	Upstart	08/08/2023	3,150	3,134	3,091
FW3913062.SRDUP, 19.04%, 08/04/2028 (a)(r)	Upstart	08/09/2023	1,052	1,047	1,038
FW3913149.SRDUP, 28.30%, 08/04/2028 (a)(r)	Upstart	08/09/2023	9,156	9,110	8,989
FW3913160.SRDUP, 24.43%, 08/04/2026 (a)(r)	Upstart	08/09/2023	1,346	1,340	1,328
FW3913164.SRDUP, 27.55%, 08/04/2026 (a)(r)	Upstart	08/09/2023	1,858	1,849	1,812
FW3913197.SRDUP, 29.84%, 08/04/2028 (a)(r)	Upstart	08/09/2023	14,778	14,704	14,508
FW3913202.SRDUP, 28.26%, 08/04/2028 (a)(r)	Upstart	08/09/2023	4,922	4,898	4,833

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW3913234.SRDUP, 25.83%, 08/04/2028 (a)(r)	Upstart	08/09/2023	$1,180	$1,174	$1,159
FW3913257.SRDUP, 27.84%, 08/04/2028 (a)(r)	Upstart	08/09/2023	3,361	3,345	3,291
FW3913260.SRDUP, 28.03%, 08/04/2028 (a)(r)	Upstart	08/09/2023	14,765	14,692	14,497
FW3913294.SRDUP, 13.71%, 08/04/2028 (a)(r)	Upstart	08/09/2023	27,343	27,210	27,235
FW3913317.SRDUP, 23.90%, 08/04/2026 (a)(r)	Upstart	08/09/2023	2,206	2,195	2,173
FW3913334.SRDUP, 25.11%, 08/04/2028 (a)(r)	Upstart	08/09/2023	1,416	1,409	1,406
FW3913360.SRDUP, 18.96%, 08/04/2026 (a)(r)	Upstart	08/09/2023	3,348	3,344	3,298
FW3913392.SRDUP, 26.53%, 08/04/2028 (a)(r)	Upstart	08/09/2023	44,265	44,044	43,462
FW3913393.SRDUP, 28.28%, 08/04/2026 (a)(r)	Upstart	08/09/2023	2,421	2,409	2,371
FW3913420.SRDUP, 18.80%, 08/04/2026 (a)(r)	Upstart	08/09/2023	3,928	3,909	3,895
FW3913458.SRDUP, 28.58%, 08/04/2028 (a)(r)	Upstart	08/09/2023	985	980	967
FW3913467.SRDUP, 25.66%, 08/04/2028 (a)(r)	Upstart	08/09/2023	4,523	4,500	4,441
FW3913483.SRDUP, 28.25%, 08/04/2028 (a)(r)	Upstart	08/09/2023	1,306	1,299	1,275
FW3913541.SRDUP, 30.04%, 08/04/2028 (a)(r)	Upstart	08/09/2023	2,660	2,647	2,612
FW3913549.SRDUP, 21.56%, 08/04/2028 (a)(r)	Upstart	08/09/2023	6,373	6,342	6,269
FW3913559.SRDUP, 28.77%, 08/04/2028 (a)(r)	Upstart	08/09/2023	2,049	2,045	2,021
FW3913574.SRDUP, 24.39%, 08/04/2028 (a)(r)	Upstart	08/09/2023	24,565	24,520	24,229
FW3913577.SRDUP, 22.21%, 08/04/2028 (a)(o)(r)	Upstart	08/09/2023	17,000	16,915	4,345
FW3913845.SRDUP, 27.67%, 08/04/2026 (a)(r)	Upstart	08/09/2023	5,830	5,802	5,710
FW3913941.SRDUP, 25.75%, 08/04/2028 (a)(r)	Upstart	08/09/2023	1,180	1,174	1,159
FW3914335.SRDUP, 22.35%, 08/04/2028 (a)(r)	Upstart	08/09/2023	5,595	5,567	5,519
FW3914457.SRDUP, 24.99%, 08/04/2028 (a)(r)	Upstart	08/09/2023	25,403	25,354	24,905
FW3914563.SRDUP, 29.04%, 08/04/2028 (a)(r)	Upstart	08/09/2023	2,462	2,450	2,417
FW3954151.SRDUP, 24.17%, 09/01/2028 (a)(r)	Upstart	09/07/2023	5,527	5,499	5,444
FW3954170.SRDUP, 29.42%, 09/01/2028 (a)(r)	Upstart	09/07/2023	1,786	1,777	1,772
FW3954176.SRDUP, 24.45%, 09/01/2028 (a)(r)	Upstart	09/07/2023	8,325	8,283	8,165
FW3954194.SRDUP, 22.30%, 09/05/2028 (a)(r)	Upstart	09/08/2023	6,307	6,276	6,222
FW3954219.SRDUP, 29.64%, 09/01/2028 (a)(r)	Upstart	09/07/2023	4,366	4,344	4,280
FW3954238.SRDUP, 25.67%, 09/05/2026 (a)(r)	Upstart	09/08/2023	3,555	3,537	3,502
FW3954271.SRDUP, 15.91%, 09/01/2026 (a)(r)	Upstart	09/07/2023	4,298	4,277	4,271
FW3954298.SRDUP, 26.03%, 09/01/2028 (a)(r)	Upstart	09/07/2023	4,020	4,000	3,941
FW3954338.SRDUP, 18.89%, 09/01/2028 (a)(r)	Upstart	09/07/2023	3,959	3,939	3,912
FW3954340.SRDUP, 25.81%, 09/01/2028 (a)(r)	Upstart	09/07/2023	33,707	33,539	33,054
FW3954375.SRDUP, 30.61%, 09/01/2028 (a)(r)	Upstart	09/07/2023	3,618	3,600	3,545
FW3954377.SRDUP, 28.83%, 09/01/2028 (a)(r)	Upstart	09/07/2023	3,132	3,117	3,070
FW3954388.SRDUP, 28.80%, 09/01/2028 (a)(r)	Upstart	09/07/2023	13,591	13,523	13,325
FW3954472.SRDUP, 24.71%, 09/01/2026 (a)(r)	Upstart	09/07/2023	2,844	2,830	2,782
FW3954483.SRDUP, 28.57%, 09/01/2028 (a)(r)	Upstart	09/07/2023	1,389	1,382	1,362
FW3954538.SRDUP, 29.94%, 09/01/2028 (a)(r)	Upstart	09/07/2023	3,572	3,554	3,502
FW3954565.SRDUP, 28.19%, 09/01/2028 (a)(r)	Upstart	09/07/2023	3,500	3,482	3,434
FW3954570.SRDUP, 31.00%, 09/01/2028 (a)(r)	Upstart	09/07/2023	4,868	4,843	4,767
FW3954931.SRDUP, 28.76%, 09/01/2026 (a)(r)	Upstart	09/07/2023	874	870	853
FW3955057.SRDUP, 24.99%, 09/01/2028 (a)(r)	Upstart	09/07/2023	991	989	972
FW3955805.SRDUP, 29.60%, 09/05/2028 (a)(r)	Upstart	09/08/2023	9,228	9,181	9,067
FW3955825.SRDUP, 26.51%, 09/05/2028 (a)(r)	Upstart	09/08/2023	21,318	21,212	20,951
FW3955827.SRDUP, 29.98%, 09/05/2028 (a)(o)(r)	Upstart	09/08/2023	1,800	1,791	891
FW3955853.SRDUP, 24.31%, 09/05/2028 (a)(r)	Upstart	09/08/2023	11,298	11,242	11,148
FW3955871.SRDUP, 20.77%, 09/10/2028 (a)(o)(r)	Upstart	09/08/2023	18,253	18,162	18,056
FW3955878.SRDUP, 23.61%, 09/05/2028 (a)(r)	Upstart	09/08/2023	11,296	11,291	11,103
FW3955879.SRDUP, 30.18%, 09/05/2028 (a)(o)(r)	Upstart	09/08/2023	4,764	4,741	4,655
FW3955882.SRDUP, 20.21%, 09/05/2026 (a)(r)	Upstart	09/08/2023	16,747	16,665	16,541
FW3955883.SRDUP, 25.31%, 09/05/2028 (a)(r)	Upstart	09/08/2023	2,280	2,269	2,250
FW3955885.SRDUP, 20.21%, 09/05/2028 (a)(r)	Upstart	09/08/2023	988	988	974
FW3955939.SRDUP, 28.58%, 09/20/2028 (a)(r)	Upstart	09/08/2023	2,282	2,270	2,242
FW3955977.SRDUP, 25.26%, 09/05/2026 (a)(r)	Upstart	09/08/2023	981	976	962
FW3955984.SRDUP, 24.06%, 09/05/2028 (a)(r)	Upstart	09/08/2023	16,553	16,470	16,254
FW3956006.SRDUP, 21.70%, 09/05/2026 (a)(r)	Upstart	09/08/2023	1,960	1,950	1,935

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW3956033.SRDUP, 29.70%, 09/05/2028 (a)(r)	Upstart	09/08/2023	$4,068	$4,048	$3,997
FW3956036.SRDUP, 24.94%, 09/05/2026 (a)(r)	Upstart	09/08/2023	1,079	1,074	1,065
FW3956062.SRDUP, 22.12%, 09/05/2028 (a)(r)	Upstart	09/08/2023	6,933	6,899	6,859
FW3956066.SRDUP, 27.42%, 09/05/2028 (a)(r)	Upstart	09/08/2023	6,640	6,606	6,525
FW3956078.SRDUP, 24.11%, 09/05/2028 (a)(o)(r)	Upstart	09/08/2023	7,886	7,846	7,748
FW3956097.SRDUP, 24.53%, 09/05/2028 (a)(r)	Upstart	09/08/2023	6,225	6,194	6,142
FW3956111.SRDUP, 26.15%, 09/05/2026 (a)(r)	Upstart	09/08/2023	1,177	1,172	1,154
FW3956150.SRDUP, 22.26%, 09/05/2028 (a)(r)	Upstart	09/08/2023	24,676	24,553	24,349
FW3956162.SRDUP, 24.71%, 09/05/2028 (a)(r)	Upstart	09/08/2023	35,284	35,108	34,815
FW3956168.SRDUP, 26.91%, 09/05/2028 (a)(r)	Upstart	09/08/2023	2,475	2,474	2,432
FW3956185.SRDUP, 23.42%, 09/05/2026 (a)(r)	Upstart	09/08/2023	9,803	9,799	9,681
FW3956211.SRDUP, 29.66%, 09/05/2028 (a)(r)	Upstart	09/08/2023	8,732	8,688	8,579
FW3956240.SRDUP, 24.65%, 09/05/2028 (a)(r)	Upstart	09/08/2023	2,478	2,465	2,445
FW3956246.SRDUP, 30.25%, 09/05/2028 (a)(r)	Upstart	09/08/2023	2,016	2,006	1,977
FW3956263.SRDUP, 30.04%, 09/05/2028 (a)(r)	Upstart	09/08/2023	992	987	975
FW3956296.SRDUP, 29.97%, 09/05/2028 (a)(r)	Upstart	09/08/2023	2,183	2,172	2,145
FW3956309.SRDUP, 22.64%, 09/05/2028 (a)(r)	Upstart	09/08/2023	3,668	3,649	3,639
FW3956315.SRDUP, 26.80%, 09/05/2026 (a)(r)	Upstart	09/08/2023	2,748	2,734	2,693
FW3956330.SRDUP, 29.75%, 09/05/2028 (a)(r)	Upstart	09/08/2023	11,047	10,992	10,849
FW3956343.SRDUP, 17.00%, 09/05/2028 (a)(r)	Upstart	09/08/2023	44,510	44,291	44,212
FW3956361.SRDUP, 28.40%, 09/05/2028 (a)(r)	Upstart	09/08/2023	3,293	3,277	3,232
FW3956371.SRDUP, 31.01%, 09/05/2028 (a)(r)	Upstart	09/08/2023	6,154	6,123	6,046
FW3956386.SRDUP, 27.87%, 09/05/2028 (a)(r)	Upstart	09/08/2023	2,480	2,467	2,437
FW3956410.SRDUP, 19.62%, 09/05/2028 (a)(r)	Upstart	09/08/2023	1,188	1,182	1,175
FW3956413.SRDUP, 25.80%, 09/05/2028 (a)(r)	Upstart	09/08/2023	9,914	9,864	9,744
FW3956414.SRDUP, 30.66%, 09/05/2028 (a)(r)	Upstart	09/08/2023	1,290	1,284	1,268
FW3956431.SRDUP, 29.68%, 09/05/2028 (a)(r)	Upstart	09/08/2023	6,747	6,713	6,630
FW3956438.SRDUP, 28.92%, 09/05/2028 (a)(r)	Upstart	09/08/2023	2,976	2,961	2,924
FW3956442.SRDUP, 27.56%, 09/05/2028 (a)(o)(r)	Upstart	09/08/2023	12,000	11,940	5,428
FW3956461.SRDUP, 29.07%, 09/05/2028 (a)(r)	Upstart	09/08/2023	4,463	4,440	4,380
FW3956469.SRDUP, 29.68%, 09/05/2028 (a)(r)	Upstart	09/08/2023	3,374	3,357	3,315
FW3956483.SRDUP, 29.84%, 09/05/2028 (a)(r)	Upstart	09/08/2023	1,191	1,185	1,170
FW3956497.SRDUP, 17.20%, 09/05/2026 (a)(r)	Upstart	09/08/2023	1,663	1,655	1,650
FW3956629.SRDUP, 27.86%, 09/05/2028 (a)(r)	Upstart	09/08/2023	1,177	1,172	1,161
FW3956677.SRDUP, 24.70%, 09/05/2028 (a)(r)	Upstart	09/08/2023	16,552	16,543	16,269
FW3956708.SRDUP, 25.69%, 09/05/2028 (a)(r)	Upstart	09/08/2023	9,616	9,568	9,488
FW3956853.SRDUP, 26.32%, 09/05/2028 (a)(r)	Upstart	09/08/2023	2,280	2,279	2,241
FW3956858.SRDUP, 28.89%, 09/05/2028 (a)(r)	Upstart	09/08/2023	6,673	6,641	6,574
FW3956859.SRDUP, 19.27%, 09/05/2026 (a)(r)	Upstart	09/08/2023	7,303	7,268	7,208
FW3956866.SRDUP, 22.67%, 09/05/2028 (a)(r)	Upstart	09/08/2023	991	990	980
FW3956878.SRDUP, 30.02%, 09/05/2028 (a)(r)	Upstart	09/08/2023	2,282	2,271	2,242
FW3956913.SRDUP, 30.03%, 09/05/2028 (a)(r)	Upstart	09/08/2023	2,282	2,271	2,242
FW3957002.SRDUP, 19.05%, 09/05/2028 (a)(r)	Upstart	09/08/2023	5,938	5,909	5,875
FW3957086.SRDUP, 10.26%, 09/05/2028 (a)(r)	Upstart	09/08/2023	24,183	24,064	24,136
FW3957092.SRDUP, 29.91%, 09/05/2028 (a)(r)	Upstart	09/08/2023	1,492	1,484	1,469
FW3957266.SRDUP, 20.55%, 09/05/2028 (a)(r)	Upstart	09/08/2023	12,885	12,823	12,740
FW3957278.SRDUP, 26.05%, 09/05/2028 (a)(r)	Upstart	09/08/2023	5,651	5,623	5,554
FW3957354.SRDUP, 28.76%, 09/05/2028 (a)(r)	Upstart	09/08/2023	960	955	942
FW3957425.SRDUP, 30.95%, 09/05/2028 (a)(r)	Upstart	09/08/2023	6,749	6,715	6,631
FW3957495.SRDUP, 18.85%, 09/05/2028 (a)(r)	Upstart	09/08/2023	2,276	2,265	2,238
FW3957509.SRDUP, 26.76%, 09/05/2026 (a)(o)(r)	Upstart	09/08/2023	2,812	2,798	2,754
FW3957551.SRDUP, 29.53%, 09/05/2028 (a)(r)	Upstart	09/08/2023	1,786	1,777	1,755
FW3957660.SRDUP, 25.28%, 09/05/2026 (a)(r)	Upstart	09/08/2023	6,670	6,637	6,586
FW3957680.SRDUP, 23.50%, 09/05/2026 (a)(r)	Upstart	09/08/2023	24,313	24,194	24,009
FW3957681.SRDUP, 29.31%, 09/05/2028 (a)(r)	Upstart	09/08/2023	1,786	1,777	1,755
FW3957724.SRDUP, 11.53%, 09/05/2026 (a)(r)	Upstart	09/08/2023	4,882	4,859	4,863
FW3957773.SRDUP, 19.39%, 09/05/2028 (a)(r)	Upstart	09/08/2023	14,847	14,773	14,689

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW3957806.SRDUP, 21.12%, 09/05/2028 (a)(r)	Upstart	09/08/2023	$3,754	$3,735	$3,728
FW3957923.SRDUP, 30.06%, 09/05/2028 (a)(r)	Upstart	09/08/2023	1,389	1,382	1,370
FW3958392.SRDUP, 21.76%, 09/05/2028 (a)(r)	Upstart	09/08/2023	8,517	8,475	8,406
FW3959080.SRDUP, 11.63%, 09/05/2028 (a)(r)	Upstart	09/08/2023	24,688	24,566	24,639
FW3959880.SRDUP, 23.29%, 09/05/2028 (a)(r)	Upstart	09/08/2023	24,770	24,646	24,502
FW3959896.SRDUP, 28.77%, 09/05/2028 (a)(r)	Upstart	09/08/2023	14,881	14,806	14,622
FW3959966.SRDUP, 23.08%, 09/05/2028 (a)(r)	Upstart	09/08/2023	49,537	49,290	49,002
FW3960052.SRDUP, 25.36%, 09/05/2028 (a)(r)	Upstart	09/08/2023	22,998	22,883	22,603
FW3960098.SRDUP, 28.42%, 09/05/2028 (a)(o)(r)	Upstart	09/08/2023	2,711	2,698	2,661
FW3960189.SRDUP, 29.09%, 09/05/2026 (a)(r)	Upstart	09/08/2023	2,258	2,247	2,213
FW3960298.SRDUP, 26.85%, 09/06/2028 (a)(r)	Upstart	09/11/2023	9,916	9,867	9,751
FW3960519.SRDUP, 26.59%, 09/05/2026 (a)(r)	Upstart	09/08/2023	2,551	2,539	2,501
FW3960562.SRDUP, 15.67%, 09/05/2028 (a)(r)	Upstart	09/08/2023	7,119	7,084	7,071
FW3960721.SRDUP, 19.68%, 09/05/2028 (a)(r)	Upstart	09/08/2023	13,462	13,395	13,370
FW3960916.SRDUP, 20.87%, 09/06/2028 (a)(r)	Upstart	09/11/2023	19,359	19,263	19,150
FW3960979.SRDUP, 29.71%, 09/06/2028 (a)(r)	Upstart	09/11/2023	1,984	1,975	1,951
FW3961016.SRDUP, 26.49%, 09/06/2028 (a)(r)	Upstart	09/11/2023	1,093	1,088	1,077
FW3961051.SRDUP, 29.58%, 09/06/2028 (a)(r)	Upstart	09/11/2023	3,770	3,752	3,707
FW3961069.SRDUP, 26.17%, 09/06/2028 (a)(r)	Upstart	09/11/2023	4,957	4,933	4,875
FW3961171.SRDUP, 23.72%, 09/06/2026 (a)(r)	Upstart	09/11/2023	3,922	3,903	3,874
FW4005935.SRDUP, 18.43%, 10/10/2028 (a)(r)	Upstart	10/13/2023	6,500	6,468	6,476
FW4007221.SRDUP, 28.32%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,000	4,975	4,941
FW4007629.SRDUP, 24.20%, 10/06/2028 (a)(r)	Upstart	10/12/2023	6,000	5,970	5,946
FW4007965.SRDUP, 16.30%, 10/06/2026 (a)(r)	Upstart	10/12/2023	2,900	2,886	2,883
FW4007971.SRDUP, 27.62%, 10/06/2028 (a)(r)	Upstart	10/12/2023	2,000	1,990	1,972
FW4007992.SRDUP, 22.56%, 10/06/2028 (a)(r)	Upstart	10/12/2023	9,826	9,777	9,734
FW4007996.SRDUP, 19.03%, 10/06/2028 (a)(r)	Upstart	10/12/2023	11,100	11,045	11,020
FW4008006.SRDUP, 29.38%, 10/06/2028 (a)(r)	Upstart	10/12/2023	10,000	9,950	9,859
FW4008016.SRDUP, 29.19%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,100	1,095	1,084
FW4008022.SRDUP, 29.16%, 10/06/2028 (a)(r)	Upstart	10/12/2023	8,500	8,458	8,380
FW4008039.SRDUP, 24.37%, 10/06/2028 (a)(r)	Upstart	10/12/2023	17,000	16,915	16,923
FW4008045.SRDUP, 20.39%, 10/06/2028 (a)(r)	Upstart	10/12/2023	3,900	3,881	3,883
FW4008050.SRDUP, 29.11%, 10/06/2028 (a)(r)	Upstart	10/12/2023	3,400	3,383	3,352
FW4008054.SRDUP, 27.45%, 10/06/2028 (a)(r)	Upstart	10/12/2023	2,300	2,289	2,268
FW4008067.SRDUP, 18.76%, 10/06/2026 (a)(r)	Upstart	10/12/2023	18,000	17,910	17,841
FW4008075.SRDUP, 29.46%, 10/06/2028 (a)(r)	Upstart	10/12/2023	2,300	2,289	2,268
FW4008078.SRDUP, 22.78%, 10/06/2028 (a)(r)	Upstart	10/12/2023	11,300	11,244	11,199
FW4008091.SRDUP, 27.87%, 10/06/2028 (a)(r)	Upstart	10/12/2023	3,200	3,184	3,155
FW4008099.SRDUP, 27.35%, 10/06/2026 (a)(r)	Upstart	10/12/2023	4,000	3,980	3,941
FW4008125.SRDUP, 21.15%, 10/06/2026 (a)(r)	Upstart	10/12/2023	2,300	2,289	2,280
FW4008149.SRDUP, 24.33%, 10/06/2028 (a)(r)	Upstart	10/12/2023	4,900	4,876	4,832
FW4008174.SRDUP, 12.25%, 10/06/2026 (a)(r)	Upstart	10/12/2023	1,000	995	996
FW4008183.SRDUP, 20.21%, 10/06/2026 (a)(r)	Upstart	10/12/2023	50,000	49,750	49,557
FW4008218.SRDUP, 22.99%, 10/06/2028 (a)(r)	Upstart	10/12/2023	13,300	13,234	13,181
FW4008233.SRDUP, 21.67%, 10/06/2028 (a)(r)	Upstart	10/12/2023	11,300	11,244	11,218
FW4008246.SRDUP, 28.31%, 10/06/2028 (a)(r)	Upstart	10/12/2023	3,500	3,483	3,451
FW4008289.SRDUP, 28.33%, 10/06/2028 (a)(r)	Upstart	10/12/2023	10,000	9,950	9,859
FW4008317.SRDUP, 17.42%, 10/06/2028 (a)(r)	Upstart	10/12/2023	30,400	30,248	30,267
FW4008328.SRDUP, 26.92%, 10/06/2028 (a)(r)	Upstart	10/12/2023	3,000	2,985	2,958
FW4008330.SRDUP, 29.13%, 10/06/2028 (a)(r)	Upstart	10/12/2023	2,800	2,796	2,761
FW4008335.SRDUP, 28.74%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,700	1,692	1,676
FW4008368.SRDUP, 23.16%, 10/06/2028 (a)(r)	Upstart	10/12/2023	2,300	2,289	2,279
FW4008382.SRDUP, 22.41%, 10/06/2026 (a)(r)	Upstart	10/12/2023	13,400	13,333	13,206
FW4008390.SRDUP, 28.77%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,700	1,692	1,676
FW4008392.SRDUP, 27.29%, 10/06/2026 (a)(r)	Upstart	10/12/2023	1,900	1,891	1,872
FW4008401.SRDUP, 21.80%, 10/06/2026 (a)(r)	Upstart	10/12/2023	30,000	29,850	29,733
FW4008403.SRDUP, 20.11%, 10/06/2028 (a)(r)	Upstart	10/12/2023	2,500	2,488	2,482

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW4008408.SRDUP, 29.06%, 10/06/2028 (a)(r)	Upstart	10/12/2023	$3,500	$3,483	$3,451
FW4008415.SRDUP, 24.15%, 10/06/2026 (a)(r)	Upstart	10/12/2023	8,400	8,358	8,325
FW4008418.SRDUP, 25.74%, 10/06/2026 (a)(r)	Upstart	10/12/2023	6,800	6,766	6,701
FW4008431.SRDUP, 29.04%, 10/06/2028 (a)(r)	Upstart	10/12/2023	14,844	14,770	14,610
FW4008437.SRDUP, 22.65%, 10/06/2028 (a)(r)	Upstart	10/12/2023	6,604	6,571	6,574
FW4008443.SRDUP, 28.73%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,700	1,692	1,676
FW4008449.SRDUP, 14.65%, 10/06/2028 (a)(r)	Upstart	10/12/2023	11,300	11,244	11,251
FW4008454.SRDUP, 16.64%, 10/06/2028 (a)(r)	Upstart	10/12/2023	20,000	19,900	19,913
FW4008458.SRDUP, 20.96%, 10/06/2028 (a)(r)	Upstart	10/12/2023	5,700	5,672	5,675
FW4008460.SRDUP, 29.04%, 10/06/2028 (a)(r)	Upstart	10/12/2023	4,800	4,776	4,732
FW4008467.SRDUP, 29.12%, 10/06/2028 (a)(r)	Upstart	10/12/2023	2,900	2,886	2,859
FW4008470.SRDUP, 28.96%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,400	1,393	1,387
FW4008484.SRDUP, 25.71%, 10/06/2026 (a)(r)	Upstart	10/12/2023	1,842	1,833	1,824
FW4008487.SRDUP, 28.31%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,900	1,891	1,873
FW4008494.SRDUP, 25.50%, 10/06/2026 (a)(r)	Upstart	10/12/2023	3,500	3,495	3,468
FW4008495.SRDUP, 28.88%, 10/06/2028 (a)(r)	Upstart	10/12/2023	10,100	10,050	9,958
FW4008496.SRDUP, 22.83%, 10/06/2028 (a)(r)	Upstart	10/12/2023	40,600	40,397	40,236
FW4008499.SRDUP, 23.63%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,500	3,483	3,459
FW4008501.SRDUP, 22.89%, 10/06/2028 (a)(r)	Upstart	10/12/2023	2,500	2,496	2,465
FW4008503.SRDUP, 26.00%, 10/06/2026 (a)(r)	Upstart	10/12/2023	2,700	2,687	2,661
FW4008510.SRDUP, 29.01%, 10/06/2028 (a)(r)	Upstart	10/12/2023	2,500	2,488	2,465
FW4008518.SRDUP, 23.44%, 10/06/2028 (a)(r)	Upstart	10/12/2023	48,500	48,258	48,064
FW4008524.SRDUP, 28.54%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,000	995	986
FW4008525.SRDUP, 21.24%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,700	1,692	1,685
FW4008538.SRDUP, 26.25%, 10/06/2026 (a)(r)	Upstart	10/12/2023	1,500	1,493	1,478
FW4008540.SRDUP, 16.99%, 10/06/2028 (a)(r)	Upstart	10/12/2023	2,000	1,990	1,991
FW4008543.SRDUP, 27.87%, 10/06/2028 (a)(r)	Upstart	10/12/2023	6,300	6,269	6,212
FW4008550.SRDUP, 29.08%, 10/06/2028 (a)(r)	Upstart	10/12/2023	21,900	21,867	21,591
FW4008559.SRDUP, 24.21%, 10/06/2028 (a)(r)	Upstart	10/12/2023	11,078	11,062	10,974
FW4008566.SRDUP, 28.05%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,200	1,198	1,183
FW4008569.SRDUP, 20.76%, 10/06/2026 (a)(r)	Upstart	10/12/2023	5,000	4,975	4,971
FW4008580.SRDUP, 30.01%, 10/06/2028 (a)(r)	Upstart	10/12/2023	7,100	7,065	7,000
FW4008588.SRDUP, 25.53%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,300	1,294	1,282
FW4008593.SRDUP, 28.79%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,500	1,493	1,489
FW4008607.SRDUP, 23.29%, 10/06/2026 (a)(r)	Upstart	10/12/2023	1,500	1,493	1,487
FW4008610.SRDUP, 29.09%, 10/06/2028 (a)(r)	Upstart	10/12/2023	23,600	23,482	23,268
FW4008616.SRDUP, 29.44%, 10/06/2028 (a)(r)	Upstart	10/12/2023	4,700	4,677	4,634
FW4008617.SRDUP, 29.17%, 10/06/2028 (a)(r)	Upstart	10/12/2023	3,700	3,682	3,648
FW4008622.SRDUP, 26.74%, 10/06/2026 (a)(r)	Upstart	10/12/2023	5,600	5,572	5,518
FW4008631.SRDUP, 29.03%, 10/06/2028 (a)(r)	Upstart	10/12/2023	6,600	6,567	6,507
FW4008636.SRDUP, 28.47%, 10/06/2028 (a)(r)	Upstart	10/12/2023	3,500	3,483	3,451
FW4008646.SRDUP, 28.44%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,100	1,095	1,085
FW4008651.SRDUP, 29.00%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,800	1,791	1,775
FW4008685.SRDUP, 26.59%, 10/06/2028 (a)(r)	Upstart	10/12/2023	2,500	2,488	2,465
FW4008687.SRDUP, 28.72%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,400	1,393	1,380
FW4008691.SRDUP, 29.15%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,400	1,398	1,380
FW4008692.SRDUP, 30.17%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,900	1,891	1,873
FW4008695.SRDUP, 25.24%, 10/06/2028 (a)(r)	Upstart	10/12/2023	22,600	22,487	22,285
FW4008707.SRDUP, 28.59%, 10/06/2028 (a)(r)	Upstart	10/12/2023	3,500	3,483	3,451
FW4008779.SRDUP, 29.21%, 10/06/2028 (a)(r)	Upstart	10/12/2023	2,800	2,786	2,761
FW4008804.SRDUP, 28.71%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,300	1,294	1,282
FW4008879.SRDUP, 28.98%, 10/06/2028 (a)(r)	Upstart	10/12/2023	3,500	3,483	3,451
FW4008882.SRDUP, 29.65%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,700	1,697	1,676
FW4008911.SRDUP, 28.00%, 10/06/2028 (a)(r)	Upstart	10/12/2023	2,400	2,388	2,366
FW4008932.SRDUP, 28.98%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,800	1,791	1,779
FW4009086.SRDUP, 29.12%, 10/06/2028 (a)(r)	Upstart	10/12/2023	8,000	7,960	7,887
FW4009203.SRDUP, 28.89%, 10/06/2028 (a)(r)	Upstart	10/12/2023	3,400	3,395	3,352

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW4009294.SRDUP, 28.59%, 10/06/2028 (a)(r)	Upstart	10/12/2023	$1,500	$1,493	$1,479
FW4009369.SRDUP, 22.45%, 10/06/2028 (a)(r)	Upstart	10/12/2023	3,000	2,985	2,978
FW4009821.SRDUP, 13.87%, 10/10/2028 (a)(r)	Upstart	10/13/2023	25,100	24,975	25,009
FW4009829.SRDUP, 29.03%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,300	2,289	2,273
FW4009831.SRDUP, 28.59%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,400	1,393	1,383
FW4009840.SRDUP, 28.27%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,300	1,294	1,285
FW4009883.SRDUP, 28.83%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,300	4,279	4,249
FW4009923.SRDUP, 29.02%, 10/10/2028 (a)(r)	Upstart	10/13/2023	13,100	13,035	12,944
FW4009928.SRDUP, 22.81%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,000	4,975	4,962
FW4009953.SRDUP, 29.11%, 10/10/2028 (a)(r)	Upstart	10/13/2023	6,800	6,766	6,719
FW4009966.SRDUP, 29.33%, 10/10/2028 (a)(r)	Upstart	10/13/2023	24,000	23,880	23,714
FW4009973.SRDUP, 29.08%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,000	995	988
FW4009999.SRDUP, 18.74%, 10/10/2028 (a)(r)	Upstart	10/13/2023	11,300	11,283	11,258
FW4010342.SRDUP, 28.14%, 10/10/2028 (a)(r)	Upstart	10/13/2023	10,000	9,950	9,923
FW4010349.SRDUP, 25.21%, 10/10/2026 (a)(r)	Upstart	10/13/2023	18,000	17,910	17,779
FW4010398.SRDUP, 29.18%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,600	1,592	1,581
FW4010533.SRDUP, 28.93%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,473	1,465	1,455
FW4010679.SRDUP, 28.72%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,500	1,493	1,482
FW4010758.SRDUP, 28.11%, 10/10/2028 (a)(r)	Upstart	10/13/2023	6,400	6,368	6,324
FW4011015.SRDUP, 26.80%, 10/10/2028 (a)(r)	Upstart	10/13/2023	21,000	20,895	20,752
FW4011031.SRDUP, 28.77%, 10/10/2028 (a)(r)	Upstart	10/13/2023	9,100	9,055	8,992
FW4011051.SRDUP, 17.11%, 10/10/2028 (a)(r)	Upstart	10/13/2023	48,000	47,760	47,822
FW4011093.SRDUP, 30.07%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,800	2,786	2,767
FW4011146.SRDUP, 25.63%, 10/10/2026 (a)(r)	Upstart	10/13/2023	7,400	7,363	7,309
FW4011425.SRDUP, 26.72%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,800	2,786	2,767
FW4011439.SRDUP, 15.36%, 10/10/2026 (a)(r)	Upstart	10/13/2023	6,000	5,970	5,971
FW4011465.SRDUP, 27.49%, 10/10/2026 (a)(r)	Upstart	10/13/2023	7,700	7,662	7,605
FW4011466.SRDUP, 22.86%, 10/10/2026 (a)(r)	Upstart	10/13/2023	50,000	49,750	49,622
FW4011508.SRDUP, 15.24%, 10/10/2028 (a)(r)	Upstart	10/13/2023	7,000	6,965	6,974
FW4011520.SRDUP, 28.77%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,300	3,284	3,261
FW4011780.SRDUP, 26.96%, 10/10/2028 (a)(r)	Upstart	10/13/2023	33,900	33,731	33,500
FW4011911.SRDUP, 29.04%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,500	3,483	3,458
FW4011920.SRDUP, 19.20%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,300	2,289	2,286
FW4011964.SRDUP, 10.66%, 10/10/2026 (a)(r)	Upstart	10/13/2023	50,000	49,750	49,902
FW4011987.SRDUP, 28.54%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,700	1,692	1,680
FW4012120.SRDUP, 28.60%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,500	1,493	1,482
FW4012160.SRDUP, 29.05%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,500	1,493	1,482
FW4012187.SRDUP, 29.15%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,300	1,294	1,285
FW4012199.SRDUP, 29.05%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,600	3,582	3,557
FW4012200.SRDUP, 28.96%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,700	5,672	5,632
FW4012211.SRDUP, 19.89%, 10/10/2028 (a)(r)	Upstart	10/13/2023	11,300	11,244	11,257
FW4012273.SRDUP, 28.87%, 10/10/2028 (a)(r)	Upstart	10/13/2023	6,600	6,590	6,522
FW4012275.SRDUP, 28.64%, 10/10/2028 (a)(r)	Upstart	10/13/2023	11,200	11,144	11,067
FW4012325.SRDUP, 17.53%, 10/10/2026 (a)(r)	Upstart	10/13/2023	4,500	4,478	4,478
FW4012356.SRDUP, 28.34%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,900	1,891	1,877
FW4012360.SRDUP, 24.22%, 10/10/2028 (a)(r)	Upstart	10/13/2023	50,000	49,750	49,807
FW4012377.SRDUP, 15.17%, 10/10/2028 (a)(r)	Upstart	10/13/2023	15,600	15,522	15,506
FW4012382.SRDUP, 25.02%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,675	5,647	5,608
FW4012385.SRDUP, 27.14%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,000	4,975	4,941
FW4012438.SRDUP, 23.46%, 10/10/2028 (a)(r)	Upstart	10/13/2023	9,000	8,955	8,932
FW4012444.SRDUP, 29.01%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,000	999	988
FW4012459.SRDUP, 18.53%, 10/10/2026 (a)(r)	Upstart	10/13/2023	15,800	15,721	15,683
FW4012468.SRDUP, 29.14%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,700	3,682	3,656
FW4012486.SRDUP, 28.02%, 10/10/2028 (a)(r)	Upstart	10/13/2023	9,500	9,453	9,387
FW4012505.SRDUP, 29.18%, 10/10/2028 (a)(r)	Upstart	10/13/2023	14,600	14,527	14,426
FW4012524.SRDUP, 28.37%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,000	2,985	2,964
FW4012577.SRDUP, 15.38%, 10/10/2028 (a)(r)	Upstart	10/13/2023	22,600	22,487	22,517

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
FW4012581.SRDUP, 27.32%, 10/10/2028 (a)(r)	Upstart	10/13/2023	$1,200	$1,194	$1,186
FW4012588.SRDUP, 30.05%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,700	4,677	4,644
FW4012596.SRDUP, 29.13%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,400	2,388	2,371
FW4012601.SRDUP, 22.90%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,000	2,985	2,977
FW4012602.SRDUP, 10.86%, 10/10/2028 (a)(r)	Upstart	10/13/2023	11,300	11,244	11,288
FW4012607.SRDUP, 24.61%, 10/10/2026 (a)(r)	Upstart	10/13/2023	5,700	5,672	5,657
FW4012612.SRDUP, 23.34%, 10/10/2026 (a)(r)	Upstart	10/13/2023	1,500	1,493	1,489
FW4012620.SRDUP, 28.65%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,600	4,577	4,545
FW4012644.SRDUP, 20.35%, 10/10/2028 (a)(r)	Upstart	10/13/2023	46,700	46,630	46,414
FW4012663.SRDUP, 28.91%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,400	2,388	2,371
FW4012664.SRDUP, 11.34%, 10/10/2026 (a)(r)	Upstart	10/13/2023	6,000	5,970	5,988
FW4012676.SRDUP, 18.07%, 10/10/2028 (a)(r)	Upstart	10/13/2023	30,000	29,850	29,888
FW4012677.SRDUP, 24.92%, 10/10/2026 (a)(r)	Upstart	10/13/2023	2,900	2,886	2,878
FW4012678.SRDUP, 29.10%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,500	3,483	3,458
FW4012684.SRDUP, 24.63%, 10/10/2028 (a)(r)	Upstart	10/13/2023	6,000	5,970	5,930
FW4012710.SRDUP, 15.44%, 10/10/2028 (a)(r)	Upstart	10/13/2023	18,680	18,587	18,609
FW4012714.SRDUP, 20.04%, 10/10/2026 (a)(r)	Upstart	10/13/2023	1,000	995	995
FW4012738.SRDUP, 29.08%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,800	1,791	1,779
FW4012743.SRDUP, 26.81%, 10/10/2026 (a)(r)	Upstart	10/13/2023	4,500	4,478	4,444
FW4012764.SRDUP, 28.90%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,800	4,776	4,743
FW4012765.SRDUP, 14.87%, 10/10/2028 (a)(r)	Upstart	10/13/2023	50,000	49,750	49,892
FW4012796.SRDUP, 29.83%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,500	5,473	5,434
FW4012851.SRDUP, 25.20%, 10/10/2028 (a)(r)	Upstart	10/13/2023	45,000	44,775	44,472
FW4012861.SRDUP, 23.41%, 10/10/2028 (a)(r)	Upstart	10/13/2023	33,900	33,849	33,690
FW4012892.SRDUP, 28.62%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,900	2,886	2,878
FW4012907.SRDUP, 26.11%, 10/10/2026 (a)(r)	Upstart	10/13/2023	1,500	1,493	1,489
FW4013153.SRDUP, 25.20%, 10/10/2028 (a)(r)	Upstart	10/13/2023	22,600	22,487	22,459
FW4013191.SRDUP, 22.94%, 10/10/2026 (a)(r)	Upstart	10/13/2023	2,300	2,289	2,283
FW4013407.SRDUP, 26.37%, 10/10/2028 (a)(r)	Upstart	10/13/2023	22,600	22,487	22,427
FW4013445.SRDUP, 27.95%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,200	1,194	1,186
FW4013621.SRDUP, 29.03%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,500	1,493	1,488
FW4013730.SRDUP, 30.08%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,500	4,493	4,446
FW4014327.SRDUP, 28.58%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,000	1,990	1,976
FW4014443.SRDUP, 28.95%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,300	2,289	2,273
FW4014726.SRDUP, 23.06%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,400	3,383	3,379
FW4014729.SRDUP, 30.10%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,800	1,791	1,779
FW4014752.SRDUP, 29.19%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,300	1,294	1,285
FW4014758.SRDUP, 26.11%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,900	1,891	1,878
FW4014789.SRDUP, 22.76%, 10/10/2028 (a)(r)	Upstart	10/13/2023	8,200	8,159	8,138
FW4015027.SRDUP, 29.38%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,600	2,587	2,569
FW4015049.SRDUP, 28.51%, 10/10/2028 (a)(r)	Upstart	10/13/2023	4,800	4,776	4,743
L3265831.SRDUP, 23.14%, 07/20/2027 (a)(r)	Upstart	07/25/2022	1,272	1,272	1,271
L3268810.SRDUP, 19.10%, 07/22/2027 (a)(r)	Upstart	07/27/2022	6,650	6,650	6,617
L3279284.SRDUP, 24.40%, 07/20/2027 (a)(r)	Upstart	07/25/2022	1,871	1,871	1,869
L3282815.SRDUP, 20.86%, 07/18/2027 (a)(r)	Upstart	07/21/2022	29,321	29,321	29,206
L3283486.SRDUP, 16.28%, 07/22/2027 (a)(r)	Upstart	07/27/2022	2,462	2,462	2,450
L3288703.SRDUP, 17.47%, 07/19/2027 (a)(o)(r)	Upstart	07/22/2022	3,353	3,353	3,132
L3288889.SRDUP, 20.60%, 07/18/2027 (a)(r)	Upstart	07/21/2022	3,871	3,871	3,847
L3290939.SRDUP, 16.53%, 07/19/2027 (a)(r)	Upstart	07/22/2022	27,435	27,435	27,293
L3291096.SRDUP, 23.75%, 07/19/2027 (a)(r)	Upstart	07/22/2022	1,018	1,018	1,013
L3291098.SRDUP, 19.78%, 07/18/2027 (a)(r)	Upstart	07/21/2022	3,669	3,669	3,655
L3291148.SRDUP, 14.82%, 07/19/2027 (a)(r)	Upstart	07/22/2022	3,259	3,259	3,242
L3291149.SRDUP, 21.66%, 07/18/2025 (a)(r)	Upstart	07/21/2022	3,301	3,301	3,302
L3291157.SRDUP, 24.36%, 07/18/2027 (a)(r)	Upstart	07/21/2022	8,080	8,080	8,042
L3291291.SRDUP, 21.66%, 07/18/2025 (a)(r)	Upstart	07/21/2022	750	750	747
L3291319.SRDUP, 24.33%, 07/18/2027 (a)(r)	Upstart	07/21/2022	3,911	3,911	3,904
L3291468.SRDUP, 24.41%, 07/22/2027 (a)(o)(r)	Upstart	07/27/2022	2,958	2,958	435

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
L3291551.SRDUP, 21.55%, 07/19/2027 (a)(o)(r)	Upstart	07/22/2022	$2,938	$2,938	$821
L3291594.SRDUP, 19.14%, 07/19/2027 (a)(o)(r)	Upstart	07/22/2022	11,979	12,018	11,940
L3291614.SRDUP, 19.03%, 07/19/2027 (a)(r)	Upstart	07/22/2022	3,158	3,158	3,141
L3291615.SRDUP, 24.31%, 07/19/2027 (a)(r)	Upstart	07/22/2022	1,360	1,360	1,354
L3291621.SRDUP, 24.41%, 07/19/2027 (a)(o)(r)	Upstart	07/22/2022	28,441	28,441	4,187
L3291691.SRDUP, 13.34%, 07/19/2027 (a)(r)	Upstart	07/22/2022	6,456	6,456	6,429
L3291740.SRDUP, 23.24%, 07/19/2027 (a)(r)	Upstart	07/22/2022	11,849	11,849	11,836
L3291772.SRDUP, 17.28%, 07/19/2027 (a)(r)	Upstart	07/22/2022	4,616	4,616	4,592
L3291813.SRDUP, 24.20%, 07/19/2027 (a)(r)	Upstart	07/22/2022	3,739	3,739	3,734
L3291872.SRDUP, 23.71%, 07/19/2027 (a)(r)	Upstart	07/22/2022	5,343	5,343	5,336
L3291879.SRDUP, 24.41%, 07/19/2027 (a)(r)	Upstart	07/22/2022	1,445	1,449	1,445
L3292033.SRDUP, 18.20%, 07/19/2027 (a)(r)	Upstart	07/22/2022	12,418	12,418	12,351
L3292086.SRDUP, 24.15%, 07/19/2027 (a)(r)	Upstart	07/22/2022	23,619	23,619	23,518
L3292091.SRDUP, 9.84%, 07/19/2027 (a)(r)	Upstart	07/22/2022	6,353	6,353	6,320
L3292141.SRDUP, 14.93%, 07/19/2027 (a)(r)	Upstart	07/22/2022	16,184	16,184	16,121
L3292188.SRDUP, 24.20%, 07/19/2027 (a)(r)	Upstart	07/22/2022	1,275	1,275	1,273
L3292189.SRDUP, 18.56%, 01/07/2028 (a)(o)(r)	Upstart	07/27/2022	30,269	30,269	30,101
L3292210.SRDUP, 18.60%, 07/19/2027 (a)(r)	Upstart	07/22/2022	9,123	9,123	9,074
L3292268.SRDUP, 24.07%, 07/19/2027 (a)(o)(r)	Upstart	07/22/2022	11,717	11,717	10,992
L3292269.SRDUP, 21.49%, 07/19/2027 (a)(r)	Upstart	07/22/2022	6,721	6,721	6,696
L3292285.SRDUP, 20.95%, 07/19/2027 (a)(r)	Upstart	07/22/2022	1,425	1,425	1,420
L3292286.SRDUP, 21.53%, 07/19/2027 (a)(r)	Upstart	07/22/2022	10,494	10,494	10,468
L3292293.SRDUP, 19.30%, 07/19/2027 (a)(o)(r)	Upstart	07/22/2022	4,101	4,101	4,089
L3292304.SRDUP, 12.31%, 07/19/2027 (a)(r)	Upstart	07/22/2022	25,825	25,825	25,719
L3292306.SRDUP, 21.00%, 07/19/2025 (a)(r)	Upstart	07/22/2022	3,289	3,289	3,292
L3292335.SRDUP, 24.30%, 07/19/2027 (a)(o)(r)	Upstart	07/22/2022	1,266	1,266	1,261
L3292347.SRDUP, 20.06%, 07/19/2025 (a)(r)	Upstart	07/22/2022	3,273	3,273	3,276
L3292349.SRDUP, 20.94%, 07/19/2025 (a)(r)	Upstart	07/22/2022	855	857	856
L3292376.SRDUP, 19.31%, 07/19/2025 (a)(o)(r)	Upstart	07/22/2022	6,132	6,145	5,865
L3292406.SRDUP, 20.05%, 07/19/2027 (a)(r)	Upstart	07/22/2022	3,339	3,339	3,328
L3292418.SRDUP, 20.73%, 07/19/2027 (a)(r)	Upstart	07/22/2022	9,264	9,264	9,196
L3292425.SRDUP, 23.78%, 12/19/2027 (a)(o)(r)	Upstart	07/22/2022	6,462	6,462	1,757
L3292457.SRDUP, 18.59%, 07/19/2027 (a)(o)(r)	Upstart	07/22/2022	6,477	6,477	1,269
L3292483.SRDUP, 21.53%, 12/19/2027 (a)(o)(r)	Upstart	07/22/2022	8,617	8,617	8,061
L3292484.SRDUP, 17.39%, 07/19/2027 (a)(o)(r)	Upstart	07/22/2022	6,886	6,886	1,282
L3292493.SRDUP, 18.76%, 07/19/2027 (a)(r)	Upstart	07/22/2022	991	991	986
L3292501.SRDUP, 17.83%, 07/19/2027 (a)(r)	Upstart	07/22/2022	22,975	22,975	22,853
L3292511.SRDUP, 23.98%, 07/19/2027 (a)(r)	Upstart	07/22/2022	8,527	8,527	8,518
L3292537.SRDUP, 21.03%, 07/19/2027 (a)(r)	Upstart	07/22/2022	9,646	9,646	9,610
L3292538.SRDUP, 13.06%, 07/19/2027 (a)(o)(r)	Upstart	07/22/2022	3,217	3,227	3,003
L3292584.SRDUP, 15.32%, 07/19/2027 (a)(r)	Upstart	07/22/2022	817	817	812
L3292655.SRDUP, 17.26%, 07/19/2025 (a)(r)	Upstart	07/22/2022	612	612	612
L3292688.SRDUP, 24.20%, 07/19/2027 (a)(r)	Upstart	07/22/2022	1,954	1,954	1,952
L3292702.SRDUP, 23.84%, 07/19/2027 (a)(o)(r)	Upstart	07/22/2022	1,069	1,069	300
L3292703.SRDUP, 15.60%, 12/28/2027 (a)(r)	Upstart	07/22/2022	25,185	25,185	25,033
L3293908.SRDUP, 22.82%, 07/20/2027 (a)(r)	Upstart	07/25/2022	1,014	1,014	1,010
L3294053.SRDUP, 10.92%, 07/20/2027 (a)(r)	Upstart	07/25/2022	39,936	39,936	39,729
L3294496.SRDUP, 16.02%, 07/20/2027 (a)(r)	Upstart	07/25/2022	5,490	5,490	5,463
L3294776.SRDUP, 26.75%, 07/25/2027 (a)(r)	Upstart	07/28/2022	3,010	3,010	3,043
L3294888.SRDUP, 21.11%, 07/20/2027 (a)(r)	Upstart	07/25/2022	1,927	1,927	1,923
L3294907.SRDUP, 20.96%, 07/20/2027 (a)(r)	Upstart	07/25/2022	41,906	41,906	41,905
L3294929.SRDUP, 24.40%, 07/20/2027 (a)(r)	Upstart	07/25/2022	2,126	2,126	2,124
L3294963.SRDUP, 12.45%, 07/20/2025 (a)(r)	Upstart	07/25/2022	628	628	625
L3295007.SRDUP, 24.33%, 07/20/2027 (a)(o)(r)	Upstart	07/25/2022	468	468	69
L3295117.SRDUP, 11.03%, 07/20/2027 (a)(r)	Upstart	07/25/2022	40,035	40,035	39,828
L3295150.SRDUP, 24.32%, 12/20/2027 (a)(o)(r)	Upstart	07/25/2022	14,672	14,718	13,719
L3295171.SRDUP, 20.62%, 07/20/2027 (a)(r)	Upstart	07/25/2022	1,674	1,674	1,665

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
L3295185.SRDUP, 19.25%, 07/20/2027 (a)(r)	Upstart	07/25/2022	$12,145	$12,145	$12,049
L3295187.SRDUP, 21.54%, 07/20/2027 (a)(r)	Upstart	07/25/2022	2,523	2,523	2,514
L3295312.SRDUP, 24.12%, 07/21/2027 (a)(o)(r)	Upstart	07/26/2022	1,188	1,188	1,185
L3295314.SRDUP, 15.36%, 07/20/2027 (a)(r)	Upstart	07/25/2022	8,168	8,168	8,128
L3295330.SRDUP, 17.04%, 07/20/2027 (a)(r)	Upstart	07/25/2022	20,585	20,585	20,481
L3295527.SRDUP, 11.77%, 07/21/2027 (a)(r)	Upstart	07/26/2022	12,836	12,836	12,787
L3295622.SRDUP, 18.14%, 07/20/2025 (a)(r)	Upstart	07/25/2022	648	648	648
L3295635.SRDUP, 22.54%, 07/22/2027 (a)(r)	Upstart	07/25/2022	19,444	19,444	19,437
L3295719.SRDUP, 21.80%, 07/20/2027 (a)(r)	Upstart	07/25/2022	1,346	1,346	1,341
L3295740.SRDUP, 16.93%, 12/20/2025 (a)(o)(r)	Upstart	07/25/2022	5,587	5,587	5,300
L3295754.SRDUP, 18.51%, 07/20/2027 (a)(o)(r)	Upstart	07/25/2022	19,748	19,748	2,907
L3295812.SRDUP, 23.63%, 07/20/2027 (a)(r)	Upstart	07/25/2022	2,119	2,119	2,118
L3295833.SRDUP, 16.66%, 07/20/2027 (a)(r)	Upstart	07/25/2022	6,575	6,575	6,542
L3295869.SRDUP, 22.91%, 07/20/2027 (a)(o)(r)	Upstart	07/25/2022	841	841	828
L3295929.SRDUP, 10.65%, 07/20/2027 (a)(r)	Upstart	07/25/2022	4,785	4,785	4,761
L3295938.SRDUP, 21.80%, 07/20/2027 (a)(r)	Upstart	07/25/2022	10,935	10,935	10,897
L3295998.SRDUP, 11.03%, 07/21/2025 (a)(r)	Upstart	07/25/2022	3,117	3,123	3,102
L3296001.SRDUP, 21.80%, 07/20/2027 (a)(o)(r)	Upstart	07/25/2022	20,560	20,560	3,026
L3296020.SRDUP, 21.94%, 07/20/2027 (a)(r)	Upstart	07/25/2022	3,018	3,018	3,003
L3296030.SRDUP, 24.19%, 07/20/2027 (a)(o)(r)	Upstart	07/25/2022	12,710	12,710	11,979
L3296053.SRDUP, 24.32%, 12/20/2027 (a)(o)(r)	Upstart	07/25/2022	7,565	7,565	2,046
L3296077.SRDUP, 19.61%, 07/20/2025 (a)(r)	Upstart	07/25/2022	3,919	3,919	3,924
L3296098.SRDUP, 24.25%, 07/21/2027 (a)(r)	Upstart	07/26/2022	1,534	1,534	1,533
L3296144.SRDUP, 24.09%, 07/26/2027 (a)(r)	Upstart	07/25/2022	1,705	1,705	1,721
L3296234.SRDUP, 24.12%, 07/20/2027 (a)(o)(r)	Upstart	07/25/2022	3,578	3,578	706
L3296260.SRDUP, 24.28%, 07/20/2027 (a)(r)	Upstart	07/25/2022	1,785	1,785	1,783
L3296277.SRDUP, 11.15%, 12/20/2027 (a)(o)(r)	Upstart	07/25/2022	836	836	831
L3296311.SRDUP, 9.72%, 07/20/2025 (a)(r)	Upstart	07/25/2022	3,576	3,576	3,561
L3296324.SRDUP, 24.30%, 07/28/2027 (a)(r)	Upstart	07/25/2022	3,755	3,755	3,752
L3296347.SRDUP, 24.05%, 07/20/2027 (a)(r)	Upstart	07/25/2022	1,183	1,183	1,177
L3296349.SRDUP, 13.33%, 07/20/2027 (a)(r)	Upstart	07/25/2022	13,348	13,348	13,294
L3296721.SRDUP, 17.81%, 12/21/2025 (a)(o)(r)	Upstart	07/26/2022	13,022	13,022	3,862
L3296889.SRDUP, 9.69%, 08/02/2027 (a)(r)	Upstart	08/05/2022	8,079	7,885	8,029
L3297187.SRDUP, 24.20%, 07/21/2027 (a)(r)	Upstart	07/26/2022	1,105	1,105	1,101
L3297380.SRDUP, 20.18%, 07/21/2027 (a)(r)	Upstart	07/26/2022	1,002	1,002	999
L3297695.SRDUP, 23.68%, 07/21/2027 (a)(r)	Upstart	07/26/2022	1,950	1,950	1,949
L3297731.SRDUP, 18.32%, 07/21/2027 (a)(r)	Upstart	07/26/2022	874	874	868
L3297779.SRDUP, 24.20%, 07/26/2027 (a)(r)	Upstart	07/29/2022	1,275	1,275	1,272
L3297783.SRDUP, 19.35%, 07/21/2027 (a)(r)	Upstart	07/26/2022	6,657	6,657	6,623
L3297815.SRDUP, 14.37%, 07/21/2025 (a)(r)	Upstart	07/26/2022	1,270	1,270	1,263
L3298066.SRDUP, 20.29%, 12/21/2027 (a)(o)(r)	Upstart	07/26/2022	17,674	17,674	17,557
L3298107.SRDUP, 14.90%, 07/21/2027 (a)(r)	Upstart	07/26/2022	7,073	7,073	7,045
L3298192.SRDUP, 11.35%, 07/22/2025 (a)(r)	Upstart	07/27/2022	624	624	621
L3298210.SRDUP, 17.38%, 07/21/2027 (a)(o)(r)	Upstart	07/26/2022	14,241	14,290	2,714
L3298216.SRDUP, 16.63%, 07/21/2025 (a)(o)(r)	Upstart	07/26/2022	2,629	2,629	2,509
L3298278.SRDUP, 20.60%, 07/21/2027 (a)(r)	Upstart	07/26/2022	1,925	1,925	1,919
L3298279.SRDUP, 24.37%, 07/21/2027 (a)(r)	Upstart	07/26/2022	5,272	5,287	5,320
L3298280.SRDUP, 16.01%, 07/21/2027 (a)(r)	Upstart	07/26/2022	15,100	15,141	15,039
L3298301.SRDUP, 21.46%, 07/21/2027 (a)(r)	Upstart	07/26/2022	4,704	4,704	4,705
L3298306.SRDUP, 14.33%, 07/21/2025 (a)(r)	Upstart	07/26/2022	2,539	2,539	2,525
L3298312.SRDUP, 10.25%, 07/21/2027 (a)(r)	Upstart	07/26/2022	28,651	28,651	28,503
L3298313.SRDUP, 22.74%, 07/21/2027 (a)(r)	Upstart	07/26/2022	5,236	5,236	5,218
L3298321.SRDUP, 17.55%, 07/21/2025 (a)(r)	Upstart	07/26/2022	1,292	1,292	1,294
L3298339.SRDUP, 16.93%, 07/21/2025 (a)(r)	Upstart	07/26/2022	1,288	1,288	1,288
L3298342.SRDUP, 21.97%, 07/21/2027 (a)(r)	Upstart	07/26/2022	25,977	25,977	25,924
L3298343.SRDUP, 23.21%, 07/21/2027 (a)(r)	Upstart	07/26/2022	5,438	5,438	5,386
L3298354.SRDUP, 14.05%, 07/21/2027 (a)(r)	Upstart	07/26/2022	6,445	6,445	6,420

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
L3298363.SRDUP, 18.13%, 07/21/2027 (a)(r)	Upstart	07/26/2022	$2,430	$2,430	$2,379
L3298384.SRDUP, 20.12%, 07/21/2027 (a)(r)	Upstart	07/26/2022	37,551	37,551	37,387
L3298391.SRDUP, 18.82%, 07/21/2027 (a)(r)	Upstart	07/26/2022	5,812	5,812	5,796
L3298404.SRDUP, 23.97%, 07/21/2027 (a)(r)	Upstart	07/26/2022	1,188	1,188	1,184
L3298433.SRDUP, 18.50%, 07/21/2027 (a)(r)	Upstart	07/26/2022	2,487	2,487	2,474
L3298434.SRDUP, 23.13%, 08/05/2027 (a)(r)	Upstart	07/26/2022	12,733	12,733	12,719
L3298443.SRDUP, 14.46%, 07/21/2027 (a)(o)(r)	Upstart	07/26/2022	6,699	6,699	6,261
L3298445.SRDUP, 23.97%, 07/21/2027 (a)(o)(r)	Upstart	07/26/2022	1,205	1,205	1,136
L3298448.SRDUP, 15.61%, 07/21/2027 (a)(r)	Upstart	07/26/2022	40,891	40,891	40,697
L3298457.SRDUP, 17.90%, 07/21/2027 (a)(r)	Upstart	07/26/2022	4,540	4,540	4,521
L3298494.SRDUP, 19.83%, 07/21/2025 (a)(r)	Upstart	07/26/2022	1,112	1,112	1,105
L3298508.SRDUP, 17.30%, 07/21/2027 (a)(o)(r)	Upstart	07/26/2022	9,893	9,893	9,844
L3298533.SRDUP, 14.03%, 07/21/2027 (a)(o)(r)	Upstart	07/26/2022	5,827	5,827	707
L3298581.SRDUP, 18.25%, 07/21/2027 (a)(o)(r)	Upstart	07/26/2022	12,777	12,777	11,943
L3298584.SRDUP, 16.45%, 07/21/2027 (a)(r)	Upstart	07/26/2022	5,696	5,696	5,672
L3298607.SRDUP, 20.95%, 07/21/2027 (a)(r)	Upstart	07/26/2022	15,620	15,620	15,591
L3298608.SRDUP, 13.55%, 07/21/2027 (a)(o)(r)	Upstart	07/26/2022	1,647	1,647	1,538
L3298613.SRDUP, 19.79%, 07/21/2027 (a)(o)(r)	Upstart	07/26/2022	12,518	12,518	12,454
L3298614.SRDUP, 12.12%, 07/21/2027 (a)(r)	Upstart	07/26/2022	12,055	12,055	12,009
L3298621.SRDUP, 12.01%, 07/21/2027 (a)(r)	Upstart	07/26/2022	10,603	10,603	10,562
L3298658.SRDUP, 17.40%, 07/21/2027 (a)(r)	Upstart	07/26/2022	7,836	7,836	7,797
L3298669.SRDUP, 24.15%, 07/21/2027 (a)(r)	Upstart	07/26/2022	8,580	8,580	8,660
L3298670.SRDUP, 13.82%, 07/21/2025 (a)(r)	Upstart	07/26/2022	3,340	3,340	3,327
L3298677.SRDUP, 15.73%, 07/21/2027 (a)(r)	Upstart	07/26/2022	6,546	6,546	6,515
L3298680.SRDUP, 14.00%, 07/21/2027 (a)(r)	Upstart	07/26/2022	2,759	2,759	2,746
L3298698.SRDUP, 14.63%, 07/21/2027 (a)(r)	Upstart	07/26/2022	16,278	16,278	16,202
L3298700.SRDUP, 15.26%, 07/21/2027 (a)(r)	Upstart	07/26/2022	20,410	20,410	20,313
L3299583.SRDUP, 24.04%, 07/25/2027 (a)(r)	Upstart	07/28/2022	1,698	1,698	1,700
L3300640.SRDUP, 21.15%, 07/22/2025 (a)(r)	Upstart	07/27/2022	5,479	5,479	5,510
L3300781.SRDUP, 18.92%, 07/22/2025 (a)(o)(r)	Upstart	07/27/2022	2,709	2,709	2,594
L3301225.SRDUP, 12.79%, 08/03/2027 (a)(r)	Upstart	08/08/2022	1,640	1,600	1,630
L3301230.SRDUP, 24.28%, 12/22/2027 (a)(o)(r)	Upstart	07/27/2022	896	896	33
L3301445.SRDUP, 26.76%, 08/01/2027 (a)(r)	Upstart	08/04/2022	1,301	1,267	1,279
L3301492.SRDUP, 17.07%, 07/22/2027 (a)(r)	Upstart	07/27/2022	3,294	3,294	3,279
L3301932.SRDUP, 16.54%, 07/22/2027 (a)(r)	Upstart	07/27/2022	20,863	20,863	20,780
L3301939.SRDUP, 23.78%, 07/22/2027 (a)(r)	Upstart	07/27/2022	2,460	2,460	2,460
L3301991.SRDUP, 22.02%, 07/22/2027 (a)(o)(r)	Upstart	07/27/2022	2,563	2,563	2,406
L3302031.SRDUP, 23.66%, 12/22/2027 (a)(o)(r)	Upstart	07/27/2022	13,667	13,667	12,861
L3302201.SRDUP, 24.20%, 07/22/2027 (a)(r)	Upstart	07/27/2022	3,229	3,229	3,228
L3302210.SRDUP, 24.30%, 07/22/2027 (a)(r)	Upstart	07/27/2022	3,404	3,404	3,403
L3302285.SRDUP, 9.54%, 07/22/2025 (a)(r)	Upstart	07/27/2022	2,286	2,286	2,276
L3302358.SRDUP, 19.61%, 07/22/2025 (a)(r)	Upstart	07/27/2022	2,612	2,612	2,618
L3302433.SRDUP, 24.09%, 07/22/2027 (a)(r)	Upstart	07/27/2022	1,699	1,699	1,693
L3302554.SRDUP, 20.36%, 07/22/2025 (a)(r)	Upstart	07/27/2022	656	657	657
L3302579.SRDUP, 24.22%, 07/22/2027 (a)(o)(r)	Upstart	07/27/2022	16,458	16,458	15,526
L3302824.SRDUP, 13.35%, 07/28/2027 (a)(r)	Upstart	07/27/2022	11,348	11,379	11,299
L3302862.SRDUP, 13.36%, 07/22/2027 (a)(r)	Upstart	07/27/2022	682	682	678
L3302921.SRDUP, 18.39%, 07/22/2027 (a)(r)	Upstart	07/27/2022	4,522	4,522	4,493
L3303115.SRDUP, 24.13%, 07/22/2027 (a)(o)(r)	Upstart	07/27/2022	2,502	2,502	2,360
L3303191.SRDUP, 16.68%, 07/22/2027 (a)(r)	Upstart	07/27/2022	13,151	13,151	13,090
L3303226.SRDUP, 21.72%, 07/22/2025 (a)(o)(r)	Upstart	07/27/2022	9,828	9,862	9,413
L3303301.SRDUP, 23.73%, 07/22/2027 (a)(r)	Upstart	07/27/2022	1,063	1,063	1,063
L3303535.SRDUP, 12.58%, 07/26/2027 (a)(r)	Upstart	07/29/2022	10,070	10,097	10,035
L3304210.SRDUP, 20.61%, 07/25/2027 (a)(o)(r)	Upstart	07/28/2022	4,430	4,430	444
L3304312.SRDUP, 15.67%, 07/25/2027 (a)(r)	Upstart	07/28/2022	5,235	5,235	5,214
L3304475.SRDUP, 15.48%, 07/25/2027 (a)(r)	Upstart	07/28/2022	27,379	27,379	27,269
L3304489.SRDUP, 24.35%, 07/25/2027 (a)(r)	Upstart	07/28/2022	5,022	5,022	5,029

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
L3304544.SRDUP, 24.40%, 07/25/2027 (a)(r)	Upstart	07/28/2022	$6,633	$6,633	$6,709
L3304576.SRDUP, 22.93%, 08/10/2027 (a)(o)(r)	Upstart	07/28/2022	4,699	4,699	4,706
L3304592.SRDUP, 21.37%, 07/25/2027 (a)(r)	Upstart	07/28/2022	7,389	7,389	7,375
L3304611.SRDUP, 24.36%, 07/25/2027 (a)(r)	Upstart	07/28/2022	7,909	7,909	7,871
L3304650.SRDUP, 18.55%, 07/25/2027 (a)(r)	Upstart	07/28/2022	3,151	3,151	3,137
L3304654.SRDUP, 20.58%, 07/25/2027 (a)(r)	Upstart	07/28/2022	5,787	5,787	5,757
L3304669.SRDUP, 18.76%, 07/25/2027 (a)(r)	Upstart	07/28/2022	4,150	4,150	4,132
L3304673.SRDUP, 24.34%, 07/25/2027 (a)(r)	Upstart	07/28/2022	939	939	936
L3304686.SRDUP, 14.98%, 07/25/2027 (a)(o)(r)	Upstart	07/28/2022	4,295	4,295	632
L3304693.SRDUP, 13.67%, 07/25/2027 (a)(r)	Upstart	07/28/2022	24,302	24,302	24,215
L3304867.SRDUP, 21.38%, 07/25/2027 (a)(r)	Upstart	07/28/2022	4,315	4,315	4,304
L3304894.SRDUP, 19.91%, 07/25/2027 (a)(o)(r)	Upstart	07/28/2022	9,315	9,315	9,268
L3304898.SRDUP, 19.25%, 07/25/2027 (a)(r)	Upstart	07/28/2022	1,260	1,260	1,253
L3304935.SRDUP, 12.34%, 07/25/2027 (a)(r)	Upstart	07/28/2022	4,506	4,506	4,490
L3304999.SRDUP, 24.11%, 07/25/2027 (a)(o)(r)	Upstart	07/28/2022	3,839	3,839	3,837
L3305013.SRDUP, 9.95%, 07/25/2027 (a)(o)(r)	Upstart	07/28/2022	1,999	1,999	1,989
L3305014.SRDUP, 22.37%, 12/25/2027 (a)(o)(r)	Upstart	07/28/2022	28,549	28,549	28,420
L3305021.SRDUP, 11.57%, 07/25/2027 (a)(r)	Upstart	07/28/2022	7,774	7,774	7,735
L3305031.SRDUP, 24.40%, 07/25/2027 (a)(r)	Upstart	07/28/2022	3,317	3,317	3,319
L3305091.SRDUP, 24.38%, 07/25/2027 (a)(r)	Upstart	07/28/2022	2,126	2,126	2,128
L3305130.SRDUP, 21.96%, 07/25/2027 (a)(r)	Upstart	07/28/2022	22,728	22,728	22,681
L3305149.SRDUP, 12.10%, 07/25/2027 (a)(r)	Upstart	07/28/2022	6,808	6,826	6,787
L3305233.SRDUP, 14.86%, 12/25/2027 (a)(r)	Upstart	07/28/2022	14,639	14,639	14,579
L3305259.SRDUP, 24.21%, 07/25/2027 (a)(r)	Upstart	07/28/2022	1,679	1,684	1,680
L3305316.SRDUP, 24.05%, 07/25/2027 (a)(r)	Upstart	07/28/2022	934	934	935
L3305321.SRDUP, 21.67%, 07/25/2027 (a)(r)	Upstart	07/28/2022	7,417	7,417	7,408
L3305326.SRDUP, 23.69%, 07/25/2027 (a)(r)	Upstart	07/28/2022	14,161	14,161	14,175
L3305423.SRDUP, 14.87%, 07/25/2027 (a)(o)(r)	Upstart	07/28/2022	3,318	3,318	3,303
L3305429.SRDUP, 21.22%, 07/25/2027 (a)(r)	Upstart	07/28/2022	1,456	1,456	1,448
L3305475.SRDUP, 19.72%, 07/25/2025 (a)(o)(r)	Upstart	07/28/2022	7,308	7,333	1,567
L3305486.SRDUP, 9.45%, 07/25/2025 (a)(r)	Upstart	07/28/2022	2,779	2,779	2,767
L3305566.SRDUP, 23.18%, 12/25/2027 (a)(o)(r)	Upstart	07/28/2022	22,176	22,176	22,241
L3305582.SRDUP, 11.14%, 07/25/2027 (a)(r)	Upstart	07/28/2022	2,799	2,799	2,789
L3305584.SRDUP, 15.57%, 07/25/2027 (a)(o)(r)	Upstart	07/28/2022	39,724	39,724	39,576
L3305587.SRDUP, 24.27%, 05/25/2028 (a)(o)(r)	Upstart	07/28/2022	2,768	2,768	2,762
L3305643.SRDUP, 16.41%, 07/25/2027 (a)(r)	Upstart	07/28/2022	25,861	25,861	25,774
L3305645.SRDUP, 11.17%, 07/25/2027 (a)(r)	Upstart	07/28/2022	6,398	6,398	6,376
L3305657.SRDUP, 24.05%, 07/25/2027 (a)(o)(r)	Upstart	07/28/2022	10,419	10,419	3,019
L3305697.SRDUP, 21.53%, 07/25/2027 (a)(r)	Upstart	07/28/2022	2,852	2,852	2,847
L3305703.SRDUP, 20.60%, 07/25/2027 (a)(r)	Upstart	07/28/2022	29,423	29,423	29,317
L3305828.SRDUP, 15.54%, 07/25/2027 (a)(r)	Upstart	07/28/2022	11,322	11,353	11,282
L3309405.SRDUP, 20.41%, 07/26/2027 (a)(r)	Upstart	07/29/2022	8,361	8,361	8,349
L3309449.SRDUP, 14.45%, 07/26/2027 (a)(r)	Upstart	07/29/2022	2,765	2,765	2,754
L3309493.SRDUP, 15.78%, 08/01/2027 (a)(r)	Upstart	08/04/2022	9,980	9,732	9,892
L3309530.SRDUP, 23.84%, 07/26/2027 (a)(r)	Upstart	07/29/2022	4,238	4,238	4,250
L3309568.SRDUP, 22.91%, 07/26/2027 (a)(o)(r)	Upstart	07/29/2022	23,549	23,549	3,466
L3309580.SRDUP, 24.06%, 07/26/2027 (a)(r)	Upstart	07/29/2022	1,953	1,953	1,956
L3309583.SRDUP, 17.55%, 07/26/2025 (a)(o)(r)	Upstart	07/29/2022	3,376	3,376	3,381
L3309588.SRDUP, 15.02%, 07/26/2027 (a)(r)	Upstart	07/29/2022	12,558	12,558	12,510
L3309635.SRDUP, 23.10%, 08/01/2027 (a)(o)(r)	Upstart	07/29/2022	858	858	855
L3309640.SRDUP, 17.81%, 07/26/2025 (a)(r)	Upstart	07/29/2022	2,109	2,109	2,112
L3309665.SRDUP, 12.61%, 07/26/2027 (a)(r)	Upstart	07/29/2022	7,682	7,682	7,655
L3309688.SRDUP, 15.37%, 07/26/2027 (a)(r)	Upstart	07/29/2022	4,901	4,901	4,882
L3309704.SRDUP, 14.48%, 12/26/2027 (a)(o)(r)	Upstart	07/29/2022	6,301	6,301	6,271
L3309713.SRDUP, 15.54%, 07/26/2027 (a)(r)	Upstart	07/29/2022	5,289	5,289	5,269
L3309767.SRDUP, 13.33%, 07/26/2027 (a)(r)	Upstart	07/29/2022	9,648	9,648	9,619
L3309835.SRDUP, 24.37%, 07/26/2027 (a)(o)(r)	Upstart	07/29/2022	1,625	1,625	1,627

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
L3309855.SRDUP, 17.99%, 07/26/2027 (a)(r)	Upstart	07/29/2022	$1,624	$1,624	$1,618
L3309862.SRDUP, 10.63%, 07/26/2027 (a)(r)	Upstart	07/29/2022	12,423	12,423	12,363
L3309888.SRDUP, 15.74%, 07/26/2027 (a)(r)	Upstart	07/29/2022	4,910	4,910	4,891
L3309973.SRDUP, 15.31%, 07/26/2027 (a)(r)	Upstart	07/29/2022	7,715	7,715	7,690
L3310016.SRDUP, 17.41%, 07/26/2027 (a)(r)	Upstart	07/29/2022	6,021	6,021	5,997
L3310021.SRDUP, 15.62%, 07/26/2025 (a)(r)	Upstart	07/29/2022	2,174	2,178	2,176
L3310076.SRDUP, 14.52%, 07/26/2027 (a)(o)(r)	Upstart	07/29/2022	6,510	6,510	6,486
L3310080.SRDUP, 20.73%, 07/26/2025 (a)(o)(r)	Upstart	07/29/2022	3,475	3,475	3,480
L3310205.SRDUP, 16.26%, 07/26/2025 (a)(r)	Upstart	07/29/2022	1,594	1,598	1,599
L3310251.SRDUP, 19.26%, 07/26/2027 (a)(r)	Upstart	07/29/2022	2,496	2,496	2,485
L3310279.SRDUP, 20.57%, 07/26/2027 (a)(o)(r)	Upstart	07/29/2022	8,918	8,918	8,896
L3310462.SRDUP, 16.12%, 07/26/2025 (a)(r)	Upstart	07/29/2022	3,077	3,077	3,081
L3310473.SRDUP, 15.61%, 07/26/2027 (a)(r)	Upstart	07/29/2022	6,134	6,134	6,112
L3310480.SRDUP, 24.32%, 07/26/2027 (a)(o)(r)	Upstart	07/29/2022	946	946	254
L3310487.SRDUP, 21.76%, 12/26/2027 (a)(o)(r)	Upstart	07/29/2022	1,956	1,956	1,950
L3310493.SRDUP, 21.57%, 07/26/2025 (a)(o)(r)	Upstart	07/29/2022	9,721	9,721	1,431
L3310527.SRDUP, 21.41%, 07/26/2027 (a)(o)(r)	Upstart	07/29/2022	1,926	1,926	1,925
L3310533.SRDUP, 17.64%, 07/26/2025 (a)(r)	Upstart	07/29/2022	7,192	7,192	7,244
L3310627.SRDUP, 24.37%, 07/27/2027 (a)(r)	Upstart	08/01/2022	9,609	9,609	9,730
L3310657.SRDUP, 24.27%, 07/26/2027 (a)(r)	Upstart	07/29/2022	2,805	2,805	2,809
L3310684.SRDUP, 10.85%, 07/26/2025 (a)(r)	Upstart	07/29/2022	3,080	3,080	3,070
L3310701.SRDUP, 21.37%, 07/26/2027 (a)(o)(r)	Upstart	07/29/2022	19,020	19,020	19,042
L3310741.SRDUP, 24.19%, 12/26/2027 (a)(o)(r)	Upstart	07/29/2022	5,308	5,308	1,467
L3310766.SRDUP, 20.52%, 07/26/2027 (a)(r)	Upstart	07/29/2022	28,272	28,272	28,260
L3310792.SRDUP, 24.34%, 07/27/2027 (a)(o)(r)	Upstart	08/01/2022	4,452	4,452	1,245
L3310855.SRDUP, 17.71%, 07/26/2025 (a)(r)	Upstart	07/29/2022	2,263	2,263	2,271
L3310866.SRDUP, 24.21%, 07/27/2027 (a)(r)	Upstart	08/01/2022	4,164	4,164	4,171
L3310870.SRDUP, 13.32%, 07/26/2027 (a)(r)	Upstart	07/29/2022	1,617	1,617	1,611
L3310874.SRDUP, 12.04%, 07/26/2025 (a)(r)	Upstart	07/29/2022	730	730	726
L3311095.SRDUP, 24.39%, 07/27/2027 (a)(r)	Upstart	08/01/2022	4,507	4,507	4,514
L3311406.SRDUP, 23.12%, 07/27/2027 (a)(r)	Upstart	08/01/2022	4,096	4,096	4,108
L3311607.SRDUP, 17.14%, 07/27/2027 (a)(o)(r)	Upstart	08/01/2022	5,895	5,895	5,869
L3311953.SRDUP, 18.54%, 07/27/2025 (a)(o)(r)	Upstart	08/01/2022	2,361	2,361	2,373
L3312046.SRDUP, 10.36%, 07/27/2027 (a)(r)	Upstart	08/01/2022	19,908	19,908	19,810
L3312051.SRDUP, 23.44%, 07/27/2027 (a)(r)	Upstart	08/01/2022	28,292	28,292	28,243
L3312094.SRDUP, 16.24%, 01/01/2026 (a)(o)(r)	Upstart	08/01/2022	3,584	3,584	3,572
L3312097.SRDUP, 24.32%, 07/27/2027 (a)(r)	Upstart	08/01/2022	3,740	3,740	3,733
L3312110.SRDUP, 16.75%, 07/27/2027 (a)(r)	Upstart	08/01/2022	40,640	40,640	40,505
L3312122.SRDUP, 13.66%, 07/27/2027 (a)(r)	Upstart	08/01/2022	6,237	6,237	6,215
L3312155.SRDUP, 15.85%, 07/27/2027 (a)(r)	Upstart	08/01/2022	2,866	2,866	2,855
L3312169.SRDUP, 24.28%, 12/27/2027 (a)(o)(r)	Upstart	08/01/2022	943	943	82
L3312194.SRDUP, 19.81%, 12/27/2025 (a)(o)(r)	Upstart	08/01/2022	4,147	4,147	4,114
L3312209.SRDUP, 23.84%, 07/27/2027 (a)(o)(r)	Upstart	08/01/2022	1,460	1,460	215
L3312211.SRDUP, 16.91%, 07/27/2027 (a)(r)	Upstart	08/01/2022	3,292	3,292	3,279
L3312241.SRDUP, 19.65%, 07/27/2027 (a)(r)	Upstart	08/01/2022	5,833	5,833	5,827
L3312244.SRDUP, 24.04%, 07/27/2027 (a)(r)	Upstart	08/01/2022	934	934	936
L3312274.SRDUP, 24.26%, 07/27/2027 (a)(r)	Upstart	08/01/2022	1,181	1,181	1,177
L3312276.SRDUP, 21.64%, 07/27/2025 (a)(r)	Upstart	08/01/2022	1,302	1,302	1,311
L3312292.SRDUP, 19.30%, 07/27/2027 (a)(r)	Upstart	08/01/2022	17,472	17,472	17,402
L3312295.SRDUP, 15.02%, 07/27/2027 (a)(r)	Upstart	08/01/2022	12,195	12,195	12,159
L3312329.SRDUP, 18.20%, 07/27/2027 (a)(r)	Upstart	08/01/2022	7,781	7,781	7,751
L3312343.SRDUP, 19.03%, 07/27/2025 (a)(r)	Upstart	08/01/2022	7,164	7,164	7,192
L3312347.SRDUP, 12.73%, 07/27/2027 (a)(r)	Upstart	08/01/2022	7,659	7,659	7,633
L3312480.SRDUP, 22.22%, 01/02/2028 (a)(o)(r)	Upstart	08/01/2022	9,968	9,968	9,917
L3312488.SRDUP, 21.64%, 07/27/2027 (a)(r)	Upstart	08/01/2022	12,609	12,609	12,640
L3312490.SRDUP, 16.86%, 07/27/2027 (a)(r)	Upstart	08/01/2022	9,866	9,866	9,836
L3312509.SRDUP, 16.96%, 07/27/2027 (a)(r)	Upstart	08/01/2022	2,881	2,881	2,870

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
L3312518.SRDUP, 20.84%, 07/27/2027 (a)(r)	Upstart	08/01/2022	$5,358	$5,358	$5,350
L3312557.SRDUP, 21.99%, 07/27/2027 (a)(o)(r)	Upstart	08/01/2022	12,450	12,450	2,412
L3312563.SRDUP, 24.35%, 07/27/2027 (a)(r)	Upstart	08/01/2022	2,041	2,041	2,044
L3312566.SRDUP, 24.23%, 07/27/2027 (a)(r)	Upstart	08/01/2022	4,419	4,419	4,410
L3312571.SRDUP, 22.12%, 07/27/2027 (a)(r)	Upstart	08/01/2022	10,530	10,530	10,514
L3312670.SRDUP, 14.56%, 07/27/2027 (a)(r)	Upstart	08/01/2022	5,656	5,656	5,638
L3312672.SRDUP, 16.83%, 07/27/2025 (a)(r)	Upstart	08/01/2022	1,995	1,995	1,998
L3312683.SRDUP, 11.33%, 07/27/2027 (a)(r)	Upstart	08/01/2022	7,999	7,999	7,962
L3312698.SRDUP, 24.28%, 12/27/2027 (a)(o)(r)	Upstart	08/01/2022	1,077	1,077	1,076
L3312797.SRDUP, 24.10%, 07/27/2027 (a)(r)	Upstart	08/01/2022	1,699	1,699	1,702
L3312812.SRDUP, 16.76%, 07/27/2025 (a)(r)	Upstart	08/01/2022	772	772	773
L3312824.SRDUP, 21.40%, 07/27/2027 (a)(r)	Upstart	08/01/2022	10,190	10,190	10,179
L3312858.SRDUP, 18.96%, 07/27/2027 (a)(o)(r)	Upstart	08/01/2022	4,985	4,985	4,965
L3316279.SRDUP, 20.58%, 01/09/2028 (a)(o)(r)	Upstart	08/12/2022	30,653	29,733	2,029
L3316866.SRDUP, 11.03%, 08/01/2027 (a)(r)	Upstart	08/04/2022	20,190	19,702	20,050
L3318595.SRDUP, 21.13%, 08/01/2027 (a)(r)	Upstart	08/04/2022	5,018	4,890	4,968
L3319584.SRDUP, 21.54%, 08/01/2027 (a)(r)	Upstart	08/04/2022	6,645	6,476	6,579
L3319799.SRDUP, 23.94%, 08/01/2027 (a)(r)	Upstart	08/04/2022	1,978	1,927	1,970
L3319805.SRDUP, 24.34%, 01/01/2028 (a)(o)(r)	Upstart	08/04/2022	3,624	3,522	3,584
L3319806.SRDUP, 10.90%, 08/01/2025 (a)(r)	Upstart	08/04/2022	746	732	741
L3319810.SRDUP, 18.64%, 08/01/2027 (a)(r)	Upstart	08/04/2022	2,004	1,954	1,988
L3319824.SRDUP, 21.32%, 08/01/2027 (a)(r)	Upstart	08/04/2022	4,596	4,480	4,551
L3319826.SRDUP, 15.29%, 08/01/2027 (a)(r)	Upstart	08/04/2022	12,534	12,225	12,427
L3319837.SRDUP, 24.37%, 08/01/2027 (a)(r)	Upstart	08/04/2022	1,099	1,071	1,087
L3319872.SRDUP, 24.06%, 08/01/2027 (a)(r)	Upstart	08/04/2022	1,290	1,257	1,279
L3319874.SRDUP, 21.05%, 01/01/2028 (a)(o)(r)	Upstart	08/04/2022	2,544	2,477	2,515
L3319888.SRDUP, 22.24%, 08/01/2027 (a)(r)	Upstart	08/04/2022	2,136	2,081	2,118
L3319897.SRDUP, 23.88%, 08/01/2027 (a)(r)	Upstart	08/04/2022	2,408	2,346	2,383
L3319921.SRDUP, 24.34%, 08/01/2027 (a)(r)	Upstart	08/04/2022	7,406	7,215	7,339
L3319928.SRDUP, 17.44%, 08/01/2027 (a)(r)	Upstart	08/04/2022	9,522	9,284	9,443
L3319940.SRDUP, 16.69%, 08/01/2027 (a)(r)	Upstart	08/04/2022	37,976	37,031	37,650
L3319949.SRDUP, 20.19%, 08/01/2027 (a)(o)(r)	Upstart	08/04/2022	10,284	10,011	10,192
L3319952.SRDUP, 24.13%, 08/01/2027 (a)(r)	Upstart	08/04/2022	1,291	1,257	1,277
L3319967.SRDUP, 20.83%, 08/01/2025 (a)(r)	Upstart	08/04/2022	10,034	9,834	9,956
L3320008.SRDUP, 21.91%, 08/01/2027 (a)(r)	Upstart	08/04/2022	5,369	5,232	5,286
L3320077.SRDUP, 11.57%, 08/01/2025 (a)(r)	Upstart	08/04/2022	18,897	18,539	18,721
L3320111.SRDUP, 21.21%, 08/01/2025 (a)(r)	Upstart	08/04/2022	685	671	680
L3320116.SRDUP, 22.99%, 08/01/2027 (a)(o)(r)	Upstart	08/04/2022	3,179	3,096	3,129
L3320122.SRDUP, 9.83%, 08/01/2027 (a)(r)	Upstart	08/04/2022	40,421	39,565	40,170
L3320127.SRDUP, 18.72%, 08/01/2027 (a)(o)(r)	Upstart	08/04/2022	12,634	12,316	12,519
L3320129.SRDUP, 24.19%, 08/01/2027 (a)(r)	Upstart	08/04/2022	2,692	2,622	2,670
L3320133.SRDUP, 20.46%, 08/01/2027 (a)(r)	Upstart	08/04/2022	11,875	11,574	11,760
L3320138.SRDUP, 13.08%, 08/01/2027 (a)(r)	Upstart	08/04/2022	1,150	1,122	1,143
L3320143.SRDUP, 21.76%, 08/01/2025 (a)(r)	Upstart	08/04/2022	5,927	5,808	5,889
L3320160.SRDUP, 24.34%, 08/01/2027 (a)(r)	Upstart	08/04/2022	2,090	2,027	2,057
L3320163.SRDUP, 15.96%, 08/01/2025 (a)(r)	Upstart	08/04/2022	4,532	4,444	4,505
L3320167.SRDUP, 19.44%, 08/01/2027 (a)(r)	Upstart	08/04/2022	2,872	2,808	2,845
L3320169.SRDUP, 17.38%, 08/01/2027 (a)(o)(r)	Upstart	08/04/2022	8,559	8,302	3,743
L3320181.SRDUP, 24.06%, 08/04/2027 (a)(o)(r)	Upstart	08/04/2022	5,306	5,147	1,437
L3320189.SRDUP, 23.86%, 08/01/2027 (a)(r)	Upstart	08/04/2022	1,376	1,340	1,363
L3320197.SRDUP, 15.02%, 08/01/2027 (a)(r)	Upstart	08/04/2022	20,312	19,812	20,145
L3320204.SRDUP, 16.56%, 08/01/2025 (a)(r)	Upstart	08/04/2022	5,959	5,843	5,924
L3320212.SRDUP, 18.66%, 08/01/2027 (a)(o)(r)	Upstart	08/04/2022	5,271	5,113	776
L3320219.SRDUP, 22.72%, 08/01/2027 (a)(r)	Upstart	08/04/2022	8,291	8,079	8,220
L3320234.SRDUP, 22.78%, 08/01/2027 (a)(r)	Upstart	08/04/2022	34,527	33,646	34,247
L3320275.SRDUP, 12.92%, 08/01/2027 (a)(r)	Upstart	08/04/2022	2,790	2,722	2,773
L3320277.SRDUP, 24.37%, 08/01/2027 (a)(r)	Upstart	08/04/2022	4,651	4,531	4,602

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
L3320281.SRDUP, 20.67%, 01/01/2028 (a)(r)	Upstart	08/04/2022	$19,937	$19,438	$19,741
L3320293.SRDUP, 17.34%, 08/15/2027 (a)(r)	Upstart	08/04/2022	2,528	2,465	2,506
L3320338.SRDUP, 19.69%, 08/01/2025 (a)(r)	Upstart	08/04/2022	815	799	809
L3320342.SRDUP, 21.36%, 08/01/2027 (a)(r)	Upstart	08/04/2022	1,873	1,825	1,854
L3320357.SRDUP, 11.47%, 08/01/2027 (a)(r)	Upstart	08/04/2022	2,216	2,162	2,202
L3320372.SRDUP, 18.25%, 08/01/2027 (a)(r)	Upstart	08/04/2022	8,908	8,685	8,828
L3320380.SRDUP, 16.07%, 08/01/2027 (a)(r)	Upstart	08/04/2022	18,325	17,871	18,165
L3321504.SRDUP, 17.52%, 08/02/2027 (a)(r)	Upstart	08/05/2022	11,356	11,072	11,258
L3321962.SRDUP, 24.06%, 08/02/2027 (a)(r)	Upstart	08/05/2022	1,462	1,425	1,450
L3322357.SRDUP, 24.17%, 08/02/2027 (a)(r)	Upstart	08/05/2022	947	922	939
L3324226.SRDUP, 22.84%, 08/03/2027 (a)(r)	Upstart	08/08/2022	940	916	934
L3324242.SRDUP, 24.26%, 08/02/2027 (a)(r)	Upstart	08/05/2022	6,032	5,852	6,015
L3324468.SRDUP, 20.96%, 08/03/2027 (a)(r)	Upstart	08/08/2022	15,726	15,327	15,612
L3324484.SRDUP, 17.42%, 08/02/2025 (a)(o)(r)	Upstart	08/05/2022	4,952	4,805	4,919
L3324749.SRDUP, 19.07%, 08/02/2027 (a)(r)	Upstart	08/05/2022	5,863	5,693	5,816
L3324913.SRDUP, 18.73%, 08/02/2027 (a)(r)	Upstart	08/05/2022	16,843	16,420	16,693
L3324932.SRDUP, 23.29%, 06/02/2028 (a)(o)(r)	Upstart	08/05/2022	899	873	890
L3324959.SRDUP, 17.05%, 08/02/2027 (a)(r)	Upstart	08/05/2022	3,841	3,745	3,808
L3324977.SRDUP, 24.10%, 08/02/2027 (a)(r)	Upstart	08/05/2022	3,342	3,256	3,313
L3324988.SRDUP, 15.03%, 08/02/2027 (a)(r)	Upstart	08/05/2022	6,629	6,466	6,573
L3325036.SRDUP, 12.75%, 08/02/2027 (a)(r)	Upstart	08/05/2022	20,775	20,256	20,640
L3325038.SRDUP, 15.67%, 06/02/2026 (a)(r)	Upstart	08/05/2022	4,526	4,406	4,491
L3325048.SRDUP, 18.54%, 08/02/2025 (a)(r)	Upstart	08/05/2022	12,151	11,911	12,063
L3325053.SRDUP, 24.35%, 08/02/2027 (a)(r)	Upstart	08/05/2022	11,196	10,908	11,098
L3325065.SRDUP, 22.06%, 08/02/2027 (a)(o)(r)	Upstart	08/05/2022	5,522	5,382	5,472
L3325074.SRDUP, 13.51%, 08/02/2025 (a)(o)(r)	Upstart	08/05/2022	710	689	206
L3325085.SRDUP, 18.62%, 08/02/2027 (a)(r)	Upstart	08/05/2022	5,387	5,252	5,339
L3325107.SRDUP, 22.94%, 08/08/2027 (a)(r)	Upstart	08/05/2022	166	162	164
L3325121.SRDUP, 23.95%, 08/02/2027 (a)(r)	Upstart	08/05/2022	1,290	1,257	1,286
L3325164.SRDUP, 15.51%, 08/02/2027 (a)(r)	Upstart	08/05/2022	8,305	8,100	8,234
L3325178.SRDUP, 21.55%, 08/02/2027 (a)(r)	Upstart	08/05/2022	5,538	5,414	5,495
L3325183.SRDUP, 16.91%, 08/02/2027 (a)(o)(r)	Upstart	08/05/2022	21,986	21,327	3,236
L3325184.SRDUP, 24.26%, 08/02/2027 (a)(r)	Upstart	08/05/2022	7,105	6,922	7,033
L3325187.SRDUP, 16.96%, 08/02/2027 (a)(r)	Upstart	08/05/2022	2,841	2,770	2,817
L3325205.SRDUP, 21.86%, 08/02/2027 (a)(r)	Upstart	08/05/2022	10,217	9,957	10,129
L3325225.SRDUP, 24.36%, 08/02/2027 (a)(o)(r)	Upstart	08/05/2022	18,738	18,176	4,970
L3325228.SRDUP, 24.13%, 08/02/2027 (a)(r)	Upstart	08/05/2022	12,807	12,478	12,708
L3325231.SRDUP, 24.33%, 08/02/2027 (a)(r)	Upstart	08/05/2022	3,703	3,608	3,691
L3325241.SRDUP, 12.78%, 08/02/2027 (a)(o)(r)	Upstart	08/05/2022	17,214	16,697	3,110
L3325257.SRDUP, 21.18%, 08/02/2027 (a)(o)(r)	Upstart	08/05/2022	8,932	8,664	1,670
L3325282.SRDUP, 21.78%, 01/02/2028 (a)(o)(r)	Upstart	08/05/2022	1,142	1,108	506
L3325286.SRDUP, 12.54%, 08/02/2027 (a)(r)	Upstart	08/05/2022	4,915	4,795	4,885
L3325289.SRDUP, 13.13%, 08/02/2027 (a)(r)	Upstart	08/05/2022	8,215	8,014	8,164
L3325301.SRDUP, 22.48%, 08/02/2027 (a)(r)	Upstart	08/05/2022	10,004	9,778	9,922
L3325305.SRDUP, 21.40%, 08/02/2027 (a)(o)(r)	Upstart	08/05/2022	21,528	20,904	21,336
L3325310.SRDUP, 23.46%, 08/02/2027 (a)(o)(r)	Upstart	08/05/2022	3,339	3,257	3,315
L3325321.SRDUP, 22.51%, 08/02/2027 (a)(r)	Upstart	08/05/2022	8,552	8,333	8,467
L3325322.SRDUP, 24.35%, 08/02/2027 (a)(r)	Upstart	08/05/2022	7,751	7,551	7,683
L3325325.SRDUP, 23.33%, 08/02/2027 (a)(r)	Upstart	08/05/2022	19,307	18,788	19,122
L3325343.SRDUP, 13.52%, 08/02/2027 (a)(r)	Upstart	08/05/2022	2,721	2,655	2,703
L3325345.SRDUP, 13.12%, 08/02/2027 (a)(r)	Upstart	08/05/2022	1,235	1,205	1,228
L3325348.SRDUP, 16.86%, 08/02/2025 (a)(r)	Upstart	08/05/2022	10,096	9,922	10,003
L3325351.SRDUP, 24.20%, 08/02/2027 (a)(r)	Upstart	08/05/2022	1,549	1,509	1,536
L3325394.SRDUP, 15.94%, 08/02/2025 (a)(r)	Upstart	08/05/2022	3,998	3,921	3,976
L3325403.SRDUP, 19.16%, 08/02/2027 (a)(r)	Upstart	08/05/2022	844	823	836
L3325407.SRDUP, 13.43%, 08/02/2027 (a)(r)	Upstart	08/05/2022	4,113	4,012	4,087
L3325413.SRDUP, 24.29%, 08/02/2027 (a)(r)	Upstart	08/05/2022	2,411	2,349	2,390

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
L3325455.SRDUP, 24.19%, 08/02/2027 (a)(r)	Upstart	08/05/2022	$1,807	$1,761	$1,792
L3325512.SRDUP, 15.61%, 08/02/2025 (a)(r)	Upstart	08/05/2022	665	652	662
L3325559.SRDUP, 20.27%, 08/02/2027 (a)(r)	Upstart	08/05/2022	2,484	2,421	2,462
L3325577.SRDUP, 19.96%, 01/02/2028 (a)(r)	Upstart	08/05/2022	5,365	5,245	5,307
L3325596.SRDUP, 14.90%, 08/02/2027 (a)(r)	Upstart	08/05/2022	6,920	6,750	6,858
L3325602.SRDUP, 24.01%, 08/02/2027 (a)(r)	Upstart	08/05/2022	1,327	1,291	1,312
L3325655.SRDUP, 17.23%, 08/02/2027 (a)(o)(r)	Upstart	08/05/2022	5,038	4,912	4,994
L3325657.SRDUP, 22.31%, 08/02/2027 (a)(r)	Upstart	08/05/2022	14,954	14,572	14,833
L3325658.SRDUP, 17.45%, 08/02/2027 (a)(r)	Upstart	08/05/2022	9,213	8,983	9,133
L3325659.SRDUP, 10.94%, 08/02/2025 (a)(r)	Upstart	08/05/2022	2,598	2,549	2,580
L3325663.SRDUP, 23.60%, 08/02/2027 (a)(r)	Upstart	08/05/2022	7,959	7,755	7,877
L3325678.SRDUP, 19.71%, 08/02/2027 (a)(r)	Upstart	08/05/2022	1,860	1,813	1,843
L3325687.SRDUP, 24.10%, 08/02/2027 (a)(r)	Upstart	08/05/2022	890	867	879
L3325691.SRDUP, 9.81%, 08/02/2027 (a)(r)	Upstart	08/05/2022	22,635	22,092	22,495
L3325740.SRDUP, 21.13%, 01/18/2028 (a)(r)	Upstart	08/08/2022	9,571	9,317	9,481
L3326099.SRDUP, 19.68%, 08/03/2025 (a)(r)	Upstart	08/08/2022	3,833	3,757	3,808
L3327144.SRDUP, 18.48%, 08/03/2027 (a)(r)	Upstart	08/08/2022	1,346	1,312	1,334
L3327322.SRDUP, 20.74%, 08/03/2027 (a)(r)	Upstart	08/08/2022	4,755	4,635	4,712
L3327523.SRDUP, 21.93%, 08/03/2027 (a)(r)	Upstart	08/08/2022	4,778	4,656	4,733
L3327539.SRDUP, 20.36%, 08/03/2027 (a)(o)(r)	Upstart	08/08/2022	10,176	9,918	10,084
L3327783.SRDUP, 24.37%, 08/03/2027 (a)(o)(r)	Upstart	08/08/2022	22,972	22,283	10,895
L3327884.SRDUP, 17.23%, 08/03/2027 (a)(r)	Upstart	08/08/2022	9,204	8,975	9,125
L3327950.SRDUP, 24.39%, 08/03/2027 (a)(r)	Upstart	08/08/2022	1,464	1,427	1,452
L3327951.SRDUP, 16.12%, 08/03/2027 (a)(o)(r)	Upstart	08/08/2022	2,962	2,873	545
L3327969.SRDUP, 21.69%, 08/03/2027 (a)(r)	Upstart	08/08/2022	2,728	2,658	2,707
L3327996.SRDUP, 18.13%, 08/03/2027 (a)(r)	Upstart	08/08/2022	3,780	3,685	3,747
L3328074.SRDUP, 24.38%, 08/03/2027 (a)(o)(r)	Upstart	08/08/2022	1,246	1,208	100
L3328160.SRDUP, 21.82%, 08/03/2027 (a)(r)	Upstart	08/08/2022	7,335	7,148	7,279
L3328192.SRDUP, 15.93%, 08/03/2027 (a)(r)	Upstart	08/08/2022	1,555	1,516	1,544
L3328216.SRDUP, 22.20%, 08/03/2027 (a)(r)	Upstart	08/08/2022	11,312	11,024	11,213
L3328221.SRDUP, 24.24%, 08/03/2027 (a)(r)	Upstart	08/08/2022	947	923	939
L3328261.SRDUP, 21.25%, 08/18/2027 (a)(r)	Upstart	08/08/2022	6,007	5,854	5,954
L3328315.SRDUP, 23.97%, 08/03/2027 (a)(r)	Upstart	08/08/2022	7,782	7,582	7,706
L3328330.SRDUP, 13.40%, 08/03/2027 (a)(o)(r)	Upstart	08/08/2022	25,880	25,103	4,679
L3328360.SRDUP, 20.13%, 08/03/2027 (a)(r)	Upstart	08/08/2022	3,727	3,633	3,693
L3328430.SRDUP, 18.66%, 08/03/2027 (a)(o)(r)	Upstart	08/08/2022	3,514	3,408	642
L3328484.SRDUP, 18.06%, 08/03/2027 (a)(o)(r)	Upstart	08/08/2022	5,861	5,686	2,722
L3328499.SRDUP, 24.16%, 08/03/2027 (a)(r)	Upstart	08/08/2022	1,205	1,174	1,195
L3328509.SRDUP, 17.07%, 01/05/2028 (a)(r)	Upstart	08/10/2022	5,295	5,159	5,249
L3328586.SRDUP, 17.20%, 08/03/2027 (a)(r)	Upstart	08/08/2022	5,045	4,920	5,002
L3328771.SRDUP, 19.34%, 08/03/2027 (a)(r)	Upstart	08/08/2022	4,643	4,526	4,602
L3328781.SRDUP, 12.12%, 08/03/2027 (a)(r)	Upstart	08/08/2022	6,233	6,081	6,197
L3328802.SRDUP, 13.39%, 08/03/2025 (a)(r)	Upstart	08/08/2022	2,765	2,712	2,742
L3328810.SRDUP, 22.40%, 08/03/2027 (a)(r)	Upstart	08/08/2022	1,453	1,416	1,442
L3328824.SRDUP, 11.28%, 08/03/2027 (a)(r)	Upstart	08/08/2022	10,422	10,170	10,360
L3328846.SRDUP, 15.15%, 08/03/2027 (a)(r)	Upstart	08/08/2022	6,633	6,488	6,577
L3328874.SRDUP, 24.19%, 08/03/2027 (a)(r)	Upstart	08/08/2022	3,357	3,270	3,329
L3328915.SRDUP, 12.77%, 08/03/2027 (a)(r)	Upstart	08/08/2022	41,003	40,003	40,757
L3329055.SRDUP, 14.86%, 08/03/2027 (a)(r)	Upstart	08/08/2022	9,217	8,990	9,141
L3329088.SRDUP, 22.94%, 08/03/2027 (a)(o)(r)	Upstart	08/08/2022	13,718	13,307	3,632
L3329098.SRDUP, 14.93%, 08/03/2027 (a)(r)	Upstart	08/08/2022	8,283	8,079	8,214
L3329108.SRDUP, 21.00%, 08/03/2027 (a)(r)	Upstart	08/08/2022	1,020	994	1,011
L3329112.SRDUP, 24.32%, 08/03/2027 (a)(r)	Upstart	08/08/2022	3,789	3,692	3,758
L3329189.SRDUP, 24.16%, 08/03/2027 (a)(r)	Upstart	08/08/2022	3,959	3,869	3,926
L3329272.SRDUP, 20.18%, 08/03/2027 (a)(o)(r)	Upstart	08/08/2022	1,307	1,268	331
L3329389.SRDUP, 11.77%, 08/03/2025 (a)(r)	Upstart	08/08/2022	3,914	3,839	3,878
L3329500.SRDUP, 24.04%, 08/03/2027 (a)(o)(r)	Upstart	08/08/2022	1,221	1,184	587

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
L3329542.SRDUP, 12.84%, 08/03/2027 (a)(r)	Upstart	08/08/2022	$11,971	$11,679	$11,901
L3329611.SRDUP, 16.16%, 01/03/2026 (a)(o)(r)	Upstart	08/08/2022	5,380	5,219	1,493
L3329625.SRDUP, 24.05%, 08/03/2027 (a)(o)(r)	Upstart	08/08/2022	1,683	1,635	1,670
L3329647.SRDUP, 23.02%, 08/03/2027 (a)(r)	Upstart	08/08/2022	1,285	1,252	1,275
L3330225.SRDUP, 23.90%, 08/04/2027 (a)(r)	Upstart	08/09/2022	1,032	1,005	1,022
L3330321.SRDUP, 17.99%, 08/04/2027 (a)(o)(r)	Upstart	08/09/2022	11,187	10,851	2,824
L3330502.SRDUP, 10.16%, 08/04/2027 (a)(r)	Upstart	08/09/2022	10,527	10,274	10,463
L3331070.SRDUP, 20.95%, 08/04/2027 (a)(o)(r)	Upstart	08/09/2022	1,229	1,199	1,217
L3331127.SRDUP, 21.27%, 08/04/2027 (a)(r)	Upstart	08/09/2022	1,061	1,037	1,051
L3331146.SRDUP, 10.81%, 08/04/2025 (a)(r)	Upstart	08/09/2022	1,298	1,273	1,289
L3331188.SRDUP, 23.41%, 08/04/2027 (a)(o)(r)	Upstart	08/09/2022	1,713	1,665	1,698
L3331199.SRDUP, 24.37%, 08/04/2027 (a)(o)(r)	Upstart	08/09/2022	2,096	2,033	1,010
L3331252.SRDUP, 24.39%, 08/08/2027 (a)(r)	Upstart	08/09/2022	3,972	3,870	3,941
L3331262.SRDUP, 24.06%, 08/04/2027 (a)(r)	Upstart	08/09/2022	909	886	900
L3331276.SRDUP, 23.86%, 08/04/2027 (a)(r)	Upstart	08/09/2022	1,289	1,256	1,279
L3331309.SRDUP, 24.36%, 08/04/2027 (a)(o)(r)	Upstart	08/09/2022	4,102	3,979	1,120
L3331315.SRDUP, 24.32%, 08/04/2027 (a)(r)	Upstart	08/09/2022	1,808	1,762	1,791
L3331357.SRDUP, 17.44%, 08/04/2025 (a)(r)	Upstart	08/09/2022	6,180	6,073	6,157
L3331419.SRDUP, 22.38%, 08/04/2027 (a)(r)	Upstart	08/09/2022	7,180	6,996	7,127
L3331456.SRDUP, 24.38%, 08/04/2027 (a)(r)	Upstart	08/09/2022	21,791	21,230	21,581
L3331514.SRDUP, 22.63%, 08/04/2027 (a)(r)	Upstart	08/09/2022	2,909	2,835	2,882
L3331573.SRDUP, 23.64%, 08/04/2027 (a)(r)	Upstart	08/09/2022	1,117	1,088	1,106
L3331686.SRDUP, 14.06%, 08/04/2027 (a)(r)	Upstart	08/09/2022	9,074	8,851	9,001
L3331693.SRDUP, 22.32%, 08/04/2027 (a)(r)	Upstart	08/09/2022	5,982	5,829	5,938
L3331769.SRDUP, 21.48%, 08/04/2027 (a)(r)	Upstart	08/09/2022	12,741	12,417	12,637
L3331824.SRDUP, 24.29%, 08/04/2027 (a)(r)	Upstart	08/09/2022	1,938	1,888	1,920
L3331918.SRDUP, 19.09%, 08/04/2025 (a)(r)	Upstart	08/09/2022	2,708	2,654	2,690
L3331964.SRDUP, 24.19%, 08/04/2027 (a)(r)	Upstart	08/09/2022	4,906	4,780	4,867
L3331966.SRDUP, 23.20%, 08/08/2027 (a)(r)	Upstart	08/11/2022	2,688	2,620	2,674
L3331975.SRDUP, 15.31%, 08/04/2027 (a)(r)	Upstart	08/09/2022	2,074	2,023	2,057
L3331978.SRDUP, 16.78%, 08/13/2027 (a)(o)(r)	Upstart	08/09/2022	11,904	11,576	11,077
L3331983.SRDUP, 15.15%, 08/04/2025 (a)(r)	Upstart	08/09/2022	3,717	3,645	3,698
L3332024.SRDUP, 20.29%, 08/04/2027 (a)(r)	Upstart	08/09/2022	848	826	840
L3332058.SRDUP, 15.34%, 08/04/2027 (a)(r)	Upstart	08/09/2022	4,140	4,037	4,109
L3332165.SRDUP, 20.25%, 08/04/2027 (a)(o)(r)	Upstart	08/09/2022	1,849	1,794	272
L3332224.SRDUP, 23.74%, 08/04/2027 (a)(r)	Upstart	08/09/2022	1,117	1,088	1,108
L3332227.SRDUP, 16.11%, 08/04/2027 (a)(r)	Upstart	08/09/2022	32,505	31,699	32,239
L3332231.SRDUP, 12.99%, 08/04/2027 (a)(r)	Upstart	08/09/2022	1,888	1,842	1,877
L3332261.SRDUP, 26.71%, 08/04/2027 (a)(r)	Upstart	08/09/2022	5,039	4,907	5,024
L3332275.SRDUP, 24.35%, 08/04/2027 (a)(o)(r)	Upstart	08/09/2022	19,941	19,343	2,935
L3332276.SRDUP, 20.27%, 08/04/2027 (a)(r)	Upstart	08/09/2022	10,170	9,913	10,082
L3332282.SRDUP, 24.25%, 08/04/2027 (a)(r)	Upstart	08/09/2022	1,033	1,006	1,024
L3332303.SRDUP, 13.43%, 08/04/2027 (a)(r)	Upstart	08/09/2022	5,759	5,618	5,725
L3332323.SRDUP, 24.15%, 08/04/2027 (a)(r)	Upstart	08/09/2022	2,237	2,180	2,220
L3332372.SRDUP, 11.30%, 08/04/2027 (a)(r)	Upstart	08/09/2022	8,143	7,969	8,093
L3332389.SRDUP, 17.52%, 08/04/2027 (a)(r)	Upstart	08/09/2022	4,189	4,084	4,163
L3332392.SRDUP, 20.63%, 08/04/2027 (a)(r)	Upstart	08/09/2022	22,069	21,509	21,875
L3332416.SRDUP, 24.21%, 08/04/2027 (a)(r)	Upstart	08/09/2022	1,722	1,677	1,708
L3332419.SRDUP, 21.12%, 08/04/2027 (a)(r)	Upstart	08/09/2022	4,588	4,471	4,546
L3332438.SRDUP, 16.85%, 08/04/2027 (a)(r)	Upstart	08/09/2022	8,353	8,170	8,284
L3333092.SRDUP, 18.94%, 08/09/2027 (a)(r)	Upstart	08/12/2022	9,287	9,053	9,219
L3333526.SRDUP, 16.48%, 08/05/2027 (a)(r)	Upstart	08/10/2022	1,835	1,789	1,820
L3334163.SRDUP, 23.85%, 08/05/2027 (a)(r)	Upstart	08/10/2022	1,289	1,256	1,280
L3334243.SRDUP, 13.25%, 08/05/2025 (a)(r)	Upstart	08/10/2022	865	848	858
L3334276.SRDUP, 13.91%, 08/05/2027 (a)(r)	Upstart	08/10/2022	9,893	9,650	9,834
L3334336.SRDUP, 24.24%, 08/05/2027 (a)(r)	Upstart	08/10/2022	7,231	7,045	7,164
L3334338.SRDUP, 23.54%, 08/05/2027 (a)(r)	Upstart	08/10/2022	1,160	1,130	1,147

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
L3334343.SRDUP, 18.72%, 08/05/2025 (a)(r)	Upstart	08/10/2022	$10,135	$9,934	$10,072
L3334442.SRDUP, 13.58%, 08/05/2025 (a)(r)	Upstart	08/10/2022	6,584	6,458	6,526
L3334497.SRDUP, 17.06%, 08/05/2027 (a)(r)	Upstart	08/10/2022	5,853	5,707	5,805
L3334522.SRDUP, 22.20%, 08/05/2027 (a)(o)(r)	Upstart	08/10/2022	2,040	1,985	2,025
L3334606.SRDUP, 14.89%, 08/05/2025 (a)(r)	Upstart	08/10/2022	14,783	14,496	14,711
L3334616.SRDUP, 24.33%, 08/05/2027 (a)(r)	Upstart	08/10/2022	8,734	8,514	8,669
L3334644.SRDUP, 16.25%, 08/05/2027 (a)(r)	Upstart	08/10/2022	11,998	11,700	11,901
L3334694.SRDUP, 12.97%, 08/20/2027 (a)(o)(r)	Upstart	08/10/2022	7,203	6,988	6,708
L3334780.SRDUP, 13.56%, 08/05/2027 (a)(r)	Upstart	08/10/2022	41,153	40,144	40,911
L3334786.SRDUP, 16.68%, 08/06/2027 (a)(r)	Upstart	08/10/2022	6,263	6,107	6,212
L3334813.SRDUP, 13.93%, 08/05/2027 (a)(o)(r)	Upstart	08/10/2022	26,413	25,621	2,866
L3334820.SRDUP, 24.32%, 08/05/2027 (a)(r)	Upstart	08/10/2022	2,928	2,852	2,905
L3334886.SRDUP, 23.51%, 08/05/2027 (a)(r)	Upstart	08/10/2022	12,021	11,712	11,933
L3334937.SRDUP, 12.64%, 08/05/2027 (a)(r)	Upstart	08/10/2022	1,231	1,201	1,224
L3334967.SRDUP, 21.24%, 08/05/2027 (a)(r)	Upstart	08/10/2022	13,614	13,268	13,525
L3334975.SRDUP, 23.22%, 08/05/2027 (a)(o)(r)	Upstart	08/10/2022	1,726	1,675	833
L3335016.SRDUP, 24.30%, 08/05/2027 (a)(o)(r)	Upstart	08/10/2022	7,504	7,280	3,620
L3335035.SRDUP, 24.36%, 08/05/2027 (a)(r)	Upstart	08/10/2022	2,146	2,091	2,123
L3335041.SRDUP, 24.28%, 01/05/2028 (a)(o)(r)	Upstart	08/10/2022	2,362	2,292	2,340
L3335049.SRDUP, 24.35%, 08/05/2027 (a)(r)	Upstart	08/10/2022	2,067	2,014	2,047
L3335052.SRDUP, 19.86%, 08/05/2025 (a)(r)	Upstart	08/10/2022	1,006	986	999
L3335057.SRDUP, 24.20%, 08/05/2027 (a)(r)	Upstart	08/10/2022	861	838	859
L3335154.SRDUP, 19.62%, 08/05/2027 (a)(r)	Upstart	08/10/2022	1,944	1,895	1,928
L3335157.SRDUP, 15.14%, 08/05/2027 (a)(r)	Upstart	08/10/2022	15,748	15,359	15,620
L3335167.SRDUP, 24.38%, 08/05/2027 (a)(r)	Upstart	08/10/2022	4,575	4,438	4,505
L3335193.SRDUP, 9.39%, 08/05/2025 (a)(r)	Upstart	08/10/2022	3,543	3,476	3,519
L3335198.SRDUP, 11.20%, 08/05/2025 (a)(r)	Upstart	08/10/2022	1,301	1,276	1,292
L3335206.SRDUP, 11.89%, 08/10/2027 (a)(o)(r)	Upstart	08/15/2022	23,564	23,022	23,441
L3335234.SRDUP, 24.25%, 08/05/2027 (a)(o)(r)	Upstart	08/10/2022	5,506	5,341	1,467
L3335255.SRDUP, 15.93%, 08/05/2027 (a)(r)	Upstart	08/10/2022	2,496	2,434	2,476
L3335274.SRDUP, 19.94%, 08/05/2027 (a)(r)	Upstart	08/10/2022	16,928	16,500	16,783
L3335293.SRDUP, 24.28%, 08/05/2027 (a)(r)	Upstart	08/10/2022	17,220	16,776	17,059
L3335300.SRDUP, 20.77%, 01/05/2026 (a)(o)(r)	Upstart	08/10/2022	3,823	3,738	3,773
L3335309.SRDUP, 21.34%, 08/05/2027 (a)(r)	Upstart	08/10/2022	851	829	844
L3335310.SRDUP, 17.09%, 08/05/2027 (a)(r)	Upstart	08/10/2022	3,345	3,262	3,318
L3335328.SRDUP, 22.19%, 08/05/2027 (a)(r)	Upstart	08/10/2022	12,812	12,485	12,698
L3335330.SRDUP, 12.79%, 08/05/2027 (a)(r)	Upstart	08/10/2022	4,101	4,001	4,077
L3335335.SRDUP, 20.55%, 08/05/2025 (a)(r)	Upstart	08/10/2022	682	668	677
L3335372.SRDUP, 12.85%, 08/05/2027 (a)(o)(r)	Upstart	08/10/2022	13,915	13,576	13,839
L3335803.SRDUP, 23.23%, 08/08/2027 (a)(r)	Upstart	08/11/2022	4,802	4,679	4,763
L3336555.SRDUP, 13.86%, 08/08/2027 (a)(r)	Upstart	08/11/2022	6,173	6,004	6,140
L3336582.SRDUP, 23.96%, 01/08/2028 (a)(o)(r)	Upstart	08/11/2022	4,187	4,066	4,158
L3336587.SRDUP, 24.41%, 08/08/2027 (a)(r)	Upstart	08/11/2022	948	923	942
L3336591.SRDUP, 18.08%, 08/08/2027 (a)(r)	Upstart	08/11/2022	9,404	9,193	9,338
L3336612.SRDUP, 20.66%, 08/08/2025 (a)(r)	Upstart	08/11/2022	2,319	2,272	2,307
L3336614.SRDUP, 24.39%, 08/08/2027 (a)(r)	Upstart	08/11/2022	5,522	5,380	5,490
L3336615.SRDUP, 24.37%, 08/08/2027 (a)(r)	Upstart	08/11/2022	1,464	1,426	1,455
L3336630.SRDUP, 14.29%, 08/08/2027 (a)(r)	Upstart	08/11/2022	3,291	3,209	3,268
L3336636.SRDUP, 20.21%, 01/08/2028 (a)(o)(r)	Upstart	08/11/2022	12,465	12,175	12,361
L3336656.SRDUP, 23.24%, 08/08/2027 (a)(r)	Upstart	08/11/2022	6,860	6,684	6,804
L3336710.SRDUP, 14.10%, 08/08/2027 (a)(r)	Upstart	08/11/2022	3,713	3,622	3,692
L3336748.SRDUP, 10.37%, 08/10/2027 (a)(r)	Upstart	08/15/2022	40,594	39,618	40,358
L3336754.SRDUP, 23.89%, 08/08/2027 (a)(r)	Upstart	08/11/2022	881	858	872
L3336846.SRDUP, 13.41%, 08/08/2027 (a)(o)(r)	Upstart	08/11/2022	10,208	9,902	2,545
L3336860.SRDUP, 17.48%, 08/08/2025 (a)(r)	Upstart	08/11/2022	2,015	1,980	2,006
L3336939.SRDUP, 24.36%, 08/08/2027 (a)(o)(r)	Upstart	08/11/2022	2,084	2,023	2,072
L3337038.SRDUP, 13.11%, 08/08/2027 (a)(r)	Upstart	08/11/2022	1,232	1,202	1,225

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
L3337065.SRDUP, 19.46%, 08/08/2027 (a)(r)	Upstart	08/11/2022	$845	$823	$838
L3337105.SRDUP, 15.18%, 08/08/2027 (a)(r)	Upstart	08/11/2022	3,317	3,235	3,292
L3337137.SRDUP, 22.45%, 08/08/2027 (a)(r)	Upstart	08/11/2022	3,163	3,092	3,145
L3337154.SRDUP, 15.75%, 08/08/2027 (a)(r)	Upstart	08/11/2022	1,663	1,621	1,650
L3337164.SRDUP, 13.34%, 08/08/2027 (a)(r)	Upstart	08/11/2022	25,490	24,865	25,304
L3337180.SRDUP, 21.63%, 08/08/2027 (a)(r)	Upstart	08/11/2022	16,770	16,342	16,653
L3337218.SRDUP, 23.75%, 08/08/2027 (a)(r)	Upstart	08/11/2022	4,813	4,689	4,783
L3337257.SRDUP, 22.81%, 08/08/2027 (a)(o)(r)	Upstart	08/11/2022	38,042	37,068	37,775
L3337279.SRDUP, 16.73%, 08/08/2027 (a)(r)	Upstart	08/11/2022	4,175	4,071	4,143
L3337295.SRDUP, 18.29%, 08/08/2027 (a)(r)	Upstart	08/11/2022	23,369	22,781	23,186
L3337320.SRDUP, 24.31%, 08/08/2027 (a)(r)	Upstart	08/11/2022	3,703	3,607	3,703
L3337326.SRDUP, 20.19%, 08/08/2027 (a)(o)(r)	Upstart	08/11/2022	1,040	1,009	462
L3337328.SRDUP, 18.14%, 08/08/2027 (a)(r)	Upstart	08/11/2022	5,040	4,914	5,001
L3337331.SRDUP, 14.34%, 08/08/2025 (a)(o)(r)	Upstart	08/11/2022	26,738	25,940	15,121
L3337357.SRDUP, 24.15%, 08/08/2027 (a)(o)(r)	Upstart	08/11/2022	20,012	19,411	3,868
L3337445.SRDUP, 24.26%, 08/08/2027 (a)(r)	Upstart	08/11/2022	1,026	999	1,020
L3337519.SRDUP, 24.31%, 08/08/2027 (a)(r)	Upstart	08/11/2022	2,955	2,879	2,938
L3337599.SRDUP, 18.51%, 08/08/2027 (a)(r)	Upstart	08/11/2022	8,934	8,710	8,865
L3337620.SRDUP, 24.38%, 08/08/2027 (a)(r)	Upstart	08/11/2022	16,272	15,852	16,184
L3337668.SRDUP, 18.62%, 08/23/2027 (a)(r)	Upstart	08/11/2022	3,223	3,142	3,199
L3337682.SRDUP, 20.05%, 08/08/2027 (a)(r)	Upstart	08/11/2022	4,234	4,126	4,202
L3337703.SRDUP, 18.38%, 08/15/2025 (a)(r)	Upstart	08/11/2022	4,061	3,980	4,041
L3337769.SRDUP, 24.32%, 08/08/2027 (a)(r)	Upstart	08/11/2022	14,208	13,841	14,088
L3337784.SRDUP, 24.07%, 08/08/2027 (a)(r)	Upstart	08/11/2022	7,743	7,543	7,678
L3337820.SRDUP, 19.91%, 08/08/2027 (a)(r)	Upstart	08/11/2022	1,450	1,412	1,440
L3337835.SRDUP, 14.20%, 08/08/2027 (a)(r)	Upstart	08/11/2022	5,759	5,617	5,721
L3337906.SRDUP, 16.31%, 08/08/2027 (a)(r)	Upstart	08/11/2022	9,000	8,776	8,932
L3337936.SRDUP, 10.73%, 08/08/2027 (a)(o)(r)	Upstart	08/11/2022	1,681	1,630	399
L3337947.SRDUP, 17.32%, 08/08/2027 (a)(r)	Upstart	08/11/2022	3,332	3,249	3,309
L3337979.SRDUP, 24.23%, 08/08/2027 (a)(r)	Upstart	08/11/2022	729	711	721
L3338050.SRDUP, 24.22%, 08/08/2027 (a)(o)(r)	Upstart	08/11/2022	1,218	1,182	1,208
L3338664.SRDUP, 23.49%, 08/10/2027 (a)(r)	Upstart	08/15/2022	5,322	5,185	5,293
L3340632.SRDUP, 17.80%, 08/09/2027 (a)(r)	Upstart	08/12/2022	21,808	21,261	21,643
L3340846.SRDUP, 14.80%, 08/09/2027 (a)(r)	Upstart	08/12/2022	12,416	12,109	12,326
L3341076.SRDUP, 10.32%, 08/09/2025 (a)(o)(r)	Upstart	08/12/2022	8,088	7,846	4,527
L3341604.SRDUP, 24.37%, 08/16/2027 (a)(r)	Upstart	08/12/2022	6,196	6,037	6,156
L3341625.SRDUP, 17.08%, 08/09/2027 (a)(r)	Upstart	08/12/2022	11,735	11,442	11,648
L3341677.SRDUP, 13.13%, 08/09/2025 (a)(o)(r)	Upstart	08/12/2022	9,650	9,415	9,585
L3341682.SRDUP, 18.20%, 08/09/2025 (a)(o)(r)	Upstart	08/12/2022	1,223	1,186	1,218
L3341704.SRDUP, 23.84%, 08/09/2027 (a)(o)(r)	Upstart	08/12/2022	1,171	1,136	223
L3341717.SRDUP, 19.95%, 08/15/2027 (a)(r)	Upstart	08/12/2022	24,625	24,001	24,451
L3341749.SRDUP, 17.51%, 08/09/2027 (a)(r)	Upstart	08/12/2022	6,762	6,593	6,712
L3341759.SRDUP, 24.15%, 08/09/2027 (a)(r)	Upstart	08/12/2022	1,033	1,009	1,024
L3341805.SRDUP, 23.67%, 08/09/2027 (a)(r)	Upstart	08/12/2022	4,209	4,101	4,184
L3341816.SRDUP, 20.30%, 01/09/2028 (a)(o)(r)	Upstart	08/12/2022	26,490	25,716	26,272
L3341825.SRDUP, 13.75%, 08/09/2027 (a)(r)	Upstart	08/12/2022	3,213	3,143	3,190
L3341837.SRDUP, 16.58%, 08/09/2027 (a)(r)	Upstart	08/12/2022	17,897	17,441	17,769
L3341925.SRDUP, 20.98%, 08/09/2025 (a)(r)	Upstart	08/12/2022	2,049	2,008	2,039
L3341955.SRDUP, 24.40%, 08/09/2027 (a)(r)	Upstart	08/12/2022	2,604	2,533	2,583
L3341962.SRDUP, 18.76%, 08/09/2027 (a)(o)(r)	Upstart	08/12/2022	6,033	5,852	2,670
L3342073.SRDUP, 23.36%, 08/09/2027 (a)(r)	Upstart	08/12/2022	1,459	1,421	1,450
L3342110.SRDUP, 18.67%, 08/09/2027 (a)(r)	Upstart	08/12/2022	7,094	6,906	7,024
L3342120.SRDUP, 21.37%, 08/09/2025 (a)(o)(r)	Upstart	08/12/2022	691	675	688
L3342129.SRDUP, 22.43%, 08/09/2027 (a)(r)	Upstart	08/12/2022	8,549	8,330	8,502
L3342154.SRDUP, 21.88%, 08/09/2027 (a)(r)	Upstart	08/12/2022	4,886	4,762	4,847
L3342196.SRDUP, 22.70%, 08/09/2027 (a)(r)	Upstart	08/12/2022	4,686	4,561	4,663
L3342241.SRDUP, 24.40%, 08/09/2027 (a)(r)	Upstart	08/12/2022	4,738	4,615	4,709

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
L3342266.SRDUP, 24.40%, 08/09/2027 (a)(o)(r)	Upstart	08/12/2022	$2,503	$2,429	$2,488
L3342277.SRDUP, 9.84%, 08/09/2025 (a)(r)	Upstart	08/12/2022	922	905	917
L3342287.SRDUP, 22.66%, 08/09/2027 (a)(o)(r)	Upstart	08/12/2022	5,335	5,175	2,480
L3342349.SRDUP, 12.04%, 08/09/2027 (a)(r)	Upstart	08/12/2022	3,596	3,508	3,576
L3342369.SRDUP, 18.65%, 08/09/2027 (a)(r)	Upstart	08/12/2022	9,449	9,211	9,377
L3342371.SRDUP, 13.72%, 08/09/2027 (a)(r)	Upstart	08/12/2022	824	803	819
L3342388.SRDUP, 24.36%, 08/09/2027 (a)(r)	Upstart	08/12/2022	1,120	1,091	1,113
L3342402.SRDUP, 10.98%, 08/09/2027 (a)(r)	Upstart	08/12/2022	40,652	39,667	40,413
L3342413.SRDUP, 24.28%, 08/09/2027 (a)(r)	Upstart	08/12/2022	2,113	2,064	2,084
L3342427.SRDUP, 24.29%, 08/09/2027 (a)(r)	Upstart	08/12/2022	6,200	6,040	6,162
L3342459.SRDUP, 24.34%, 08/09/2027 (a)(o)(r)	Upstart	08/12/2022	5,396	5,235	794
L3342477.SRDUP, 23.12%, 08/09/2027 (a)(r)	Upstart	08/12/2022	2,572	2,506	2,551
L3342482.SRDUP, 16.37%, 08/09/2027 (a)(r)	Upstart	08/12/2022	16,256	15,851	16,135
L3342485.SRDUP, 24.31%, 08/09/2027 (a)(r)	Upstart	08/12/2022	2,067	2,013	2,054
L3342499.SRDUP, 24.21%, 08/09/2027 (a)(r)	Upstart	08/12/2022	767	747	757
L3342537.SRDUP, 24.33%, 08/09/2027 (a)(r)	Upstart	08/12/2022	2,153	2,104	2,140
L3342549.SRDUP, 17.64%, 08/09/2027 (a)(r)	Upstart	08/12/2022	1,257	1,226	1,248
L3342573.SRDUP, 24.37%, 08/09/2027 (a)(r)	Upstart	08/12/2022	4,909	4,783	4,879
L3342624.SRDUP, 14.33%, 08/09/2027 (a)(r)	Upstart	08/12/2022	1,649	1,609	1,638
L3342659.SRDUP, 19.47%, 08/09/2027 (a)(r)	Upstart	08/12/2022	7,548	7,357	7,493
L3342687.SRDUP, 13.12%, 08/09/2027 (a)(r)	Upstart	08/12/2022	6,544	6,384	6,511
L3342727.SRDUP, 17.14%, 08/09/2025 (a)(r)	Upstart	08/12/2022	983	964	977
L3342908.SRDUP, 11.90%, 08/10/2027 (a)(r)	Upstart	08/15/2022	13,593	13,261	13,509
L3343140.SRDUP, 19.76%, 08/10/2027 (a)(r)	Upstart	08/15/2022	7,838	7,640	7,792
L3343534.SRDUP, 11.81%, 08/10/2027 (a)(o)(r)	Upstart	08/15/2022	1,623	1,582	1,613
L3343669.SRDUP, 24.38%, 08/10/2027 (a)(o)(r)	Upstart	08/15/2022	18,682	18,150	18,543
L3343971.SRDUP, 12.94%, 08/10/2027 (a)(r)	Upstart	08/15/2022	69	67	69
L3344086.SRDUP, 20.72%, 08/10/2027 (a)(r)	Upstart	08/15/2022	6,777	6,578	6,736
L3344142.SRDUP, 21.22%, 08/10/2025 (a)(r)	Upstart	08/15/2022	1,060	1,039	1,048
L3344189.SRDUP, 24.26%, 01/10/2028 (a)(r)	Upstart	08/15/2022	4,724	4,590	4,678
L3344204.SRDUP, 23.06%, 01/10/2028 (a)(o)(r)	Upstart	08/15/2022	3,276	3,177	860
L3344355.SRDUP, 24.25%, 08/10/2027 (a)(r)	Upstart	08/15/2022	2,959	2,883	2,945
L3344380.SRDUP, 15.30%, 08/10/2027 (a)(r)	Upstart	08/15/2022	14,934	14,563	14,827
L3344403.SRDUP, 22.37%, 08/10/2027 (a)(r)	Upstart	08/15/2022	1,709	1,666	1,701
L3344404.SRDUP, 22.89%, 08/10/2027 (a)(r)	Upstart	08/15/2022	12,846	12,516	12,749
L3344419.SRDUP, 24.28%, 08/10/2027 (a)(r)	Upstart	08/15/2022	6,888	6,710	6,834
L3344431.SRDUP, 21.55%, 08/10/2027 (a)(r)	Upstart	08/15/2022	12,012	11,705	11,925
L3344444.SRDUP, 13.76%, 08/10/2027 (a)(r)	Upstart	08/15/2022	2,472	2,411	2,455
L3344445.SRDUP, 23.72%, 08/10/2027 (a)(o)(r)	Upstart	08/15/2022	1,450	1,406	964
L3344527.SRDUP, 24.34%, 08/10/2027 (a)(r)	Upstart	08/15/2022	3,537	3,446	3,517
L3344555.SRDUP, 17.13%, 08/10/2027 (a)(r)	Upstart	08/15/2022	5,688	5,545	5,646
L3344597.SRDUP, 16.43%, 08/10/2027 (a)(r)	Upstart	08/15/2022	2,502	2,440	2,484
L3344623.SRDUP, 19.20%, 08/10/2027 (a)(o)(r)	Upstart	08/15/2022	4,589	4,451	676
L3344636.SRDUP, 22.66%, 08/10/2027 (a)(r)	Upstart	08/15/2022	6,332	6,170	6,299
L3344675.SRDUP, 16.66%, 08/10/2027 (a)(r)	Upstart	08/15/2022	1,920	1,872	1,906
L3344676.SRDUP, 24.00%, 08/10/2027 (a)(r)	Upstart	08/15/2022	27,266	26,563	27,113
L3344681.SRDUP, 15.35%, 08/10/2027 (a)(r)	Upstart	08/15/2022	13,692	13,392	13,594
L3344765.SRDUP, 18.07%, 08/10/2025 (a)(r)	Upstart	08/15/2022	1,549	1,518	1,543
L3344812.SRDUP, 10.51%, 08/10/2027 (a)(r)	Upstart	08/15/2022	16,223	15,831	16,128
L3344834.SRDUP, 21.36%, 08/10/2025 (a)(o)(r)	Upstart	08/15/2022	685	668	681
L3344903.SRDUP, 12.02%, 08/15/2027 (a)(r)	Upstart	08/15/2022	18,824	18,365	18,725
L3344956.SRDUP, 24.20%, 01/10/2028 (a)(o)(r)	Upstart	08/15/2022	2,921	2,834	1,362
L3344977.SRDUP, 21.53%, 08/10/2027 (a)(o)(r)	Upstart	08/15/2022	2,048	1,990	2,034
L3344994.SRDUP, 13.24%, 08/10/2027 (a)(o)(r)	Upstart	08/15/2022	6,828	6,623	1,674
L3345011.SRDUP, 24.01%, 08/10/2027 (a)(r)	Upstart	08/15/2022	16,332	15,939	16,213
L3345046.SRDUP, 19.99%, 08/10/2027 (a)(r)	Upstart	08/15/2022	8,465	8,251	8,407
L3345081.SRDUP, 24.33%, 08/10/2027 (a)(r)	Upstart	08/15/2022	7,578	7,382	7,518

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
L3388108.SRDUP, 22.65%, 09/01/2027 (a)(r)	Upstart	09/07/2022	$8,290	$8,100	$8,206
L3388534.SRDUP, 22.23%, 09/01/2025 (a)(r)	Upstart	09/07/2022	7,221	7,071	7,152
L3390668.SRDUP, 22.47%, 09/01/2025 (a)(r)	Upstart	09/07/2022	1,555	1,522	1,540
L3390824.SRDUP, 20.97%, 09/01/2027 (a)(r)	Upstart	09/07/2022	18,609	18,130	18,433
L3391045.SRDUP, 16.23%, 09/01/2027 (a)(r)	Upstart	09/07/2022	9,303	9,069	9,223
L3391202.SRDUP, 16.98%, 09/11/2027 (a)(o)(r)	Upstart	09/07/2022	5,965	5,814	5,910
L3391321.SRDUP, 15.58%, 09/01/2027 (a)(r)	Upstart	09/07/2022	1,012	987	1,003
L3391351.SRDUP, 21.08%, 09/11/2027 (a)(r)	Upstart	09/07/2022	3,900	3,800	3,867
L3391362.SRDUP, 14.36%, 09/01/2027 (a)(o)(r)	Upstart	09/07/2022	40,180	39,179	39,840
L3391407.SRDUP, 14.42%, 09/16/2027 (a)(r)	Upstart	09/07/2022	10,217	9,962	10,126
L3391411.SRDUP, 25.21%, 09/01/2027 (a)(r)	Upstart	09/07/2022	875	852	867
L3391418.SRDUP, 28.34%, 09/01/2027 (a)(o)(r)	Upstart	09/07/2022	5,353	5,192	788
L3391427.SRDUP, 15.62%, 09/01/2027 (a)(r)	Upstart	09/07/2022	9,027	8,800	8,950
L3391434.SRDUP, 23.72%, 09/01/2027 (a)(r)	Upstart	09/07/2022	17,401	16,949	17,255
L3391489.SRDUP, 23.36%, 09/01/2027 (a)(r)	Upstart	09/07/2022	5,735	5,586	5,688
L3391531.SRDUP, 15.72%, 09/01/2025 (a)(r)	Upstart	09/07/2022	2,281	2,235	2,270
L3391572.SRDUP, 17.31%, 09/01/2027 (a)(r)	Upstart	09/07/2022	16,989	16,559	16,840
L3391613.SRDUP, 28.33%, 09/01/2027 (a)(r)	Upstart	09/07/2022	4,594	4,473	4,574
L3391617.SRDUP, 22.34%, 09/01/2027 (a)(r)	Upstart	09/07/2022	866	843	857
L3391640.SRDUP, 12.14%, 09/01/2027 (a)(r)	Upstart	09/07/2022	24,938	24,322	24,785
L3391648.SRDUP, 19.51%, 02/01/2028 (a)(o)(r)	Upstart	09/07/2022	8,820	8,587	8,734
L3391697.SRDUP, 25.26%, 09/01/2025 (a)(o)(r)	Upstart	09/07/2022	26,347	25,556	3,878
L3391738.SRDUP, 27.53%, 09/01/2027 (a)(r)	Upstart	09/07/2022	6,054	5,885	6,027
L3391747.SRDUP, 10.36%, 09/01/2025 (a)(r)	Upstart	09/07/2022	876	859	870
L3391820.SRDUP, 24.72%, 09/01/2027 (a)(r)	Upstart	09/07/2022	8,483	8,261	8,398
L3391831.SRDUP, 19.68%, 09/01/2025 (a)(r)	Upstart	09/07/2022	704	689	699
L3391888.SRDUP, 19.26%, 09/01/2027 (a)(o)(r)	Upstart	09/07/2022	15,648	15,238	15,506
L3391896.SRDUP, 25.40%, 09/01/2027 (a)(r)	Upstart	09/07/2022	6,127	5,967	6,063
L3391924.SRDUP, 23.65%, 09/01/2025 (a)(r)	Upstart	09/07/2022	2,865	2,805	2,845
L3391968.SRDUP, 11.21%, 09/01/2027 (a)(r)	Upstart	09/07/2022	16,557	16,150	16,453
L3391974.SRDUP, 26.50%, 09/01/2027 (a)(r)	Upstart	09/07/2022	1,493	1,459	1,488
L3392015.SRDUP, 20.84%, 09/01/2027 (a)(r)	Upstart	09/07/2022	10,333	10,068	10,238
L3392022.SRDUP, 21.97%, 09/01/2027 (a)(r)	Upstart	09/07/2022	4,756	4,633	4,709
L3392064.SRDUP, 26.10%, 09/01/2025 (a)(r)	Upstart	09/07/2022	2,171	2,125	2,137
L3392168.SRDUP, 18.37%, 09/01/2027 (a)(o)(r)	Upstart	09/07/2022	22,230	21,563	2,342
L3392189.SRDUP, 11.72%, 09/01/2027 (a)(r)	Upstart	09/07/2022	20,280	19,780	20,153
L3392406.SRDUP, 14.33%, 09/02/2027 (a)(r)	Upstart	09/08/2022	8,392	8,182	8,322
L3393918.SRDUP, 13.27%, 09/02/2027 (a)(r)	Upstart	09/08/2022	12,113	11,812	12,039
L3394012.SRDUP, 22.75%, 09/02/2027 (a)(r)	Upstart	09/08/2022	14,474	14,099	14,335
L3394096.SRDUP, 14.19%, 09/02/2027 (a)(r)	Upstart	09/08/2022	3,355	3,271	3,327
L3394103.SRDUP, 18.16%, 09/02/2027 (a)(r)	Upstart	09/08/2022	8,442	8,227	8,363
L3394206.SRDUP, 15.01%, 09/02/2027 (a)(r)	Upstart	09/08/2022	1,014	992	1,005
L3394268.SRDUP, 24.64%, 09/02/2027 (a)(r)	Upstart	09/08/2022	3,491	3,400	3,462
L3394336.SRDUP, 20.27%, 09/02/2025 (a)(r)	Upstart	09/08/2022	2,695	2,646	2,666
L3394367.SRDUP, 18.49%, 09/02/2027 (a)(r)	Upstart	09/08/2022	8,535	8,317	8,460
L3394379.SRDUP, 25.54%, 09/02/2027 (a)(r)	Upstart	09/08/2022	2,189	2,132	2,168
L3394413.SRDUP, 21.88%, 09/02/2027 (a)(r)	Upstart	09/08/2022	7,374	7,183	7,298
L3394467.SRDUP, 28.56%, 09/02/2027 (a)(r)	Upstart	09/08/2022	6,278	6,112	6,254
L3394493.SRDUP, 25.08%, 02/02/2028 (a)(o)(r)	Upstart	09/08/2022	44,784	43,566	44,521
L3394501.SRDUP, 20.14%, 09/02/2027 (a)(r)	Upstart	09/08/2022	8,588	8,368	8,511
L3394526.SRDUP, 27.22%, 02/02/2028 (a)(r)	Upstart	09/08/2022	5,553	5,403	5,493
L3394593.SRDUP, 28.14%, 02/02/2028 (a)(o)(r)	Upstart	09/08/2022	5,222	5,072	5,169
L3394600.SRDUP, 22.76%, 09/02/2025 (a)(r)	Upstart	09/08/2022	3,140	3,082	3,120
L3394650.SRDUP, 13.04%, 09/02/2025 (a)(r)	Upstart	09/08/2022	4,127	4,044	4,082
L3394680.SRDUP, 20.76%, 09/02/2027 (a)(r)	Upstart	09/08/2022	9,814	9,562	9,724
L3394742.SRDUP, 16.94%, 09/02/2027 (a)(o)(r)	Upstart	09/08/2022	3,065	2,996	3,034
L3394760.SRDUP, 21.48%, 09/02/2027 (a)(r)	Upstart	09/08/2022	3,452	3,363	3,420

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
L3394784.SRDUP, 13.16%, 09/02/2027 (a)(r)	Upstart	09/08/2022	$3,757	$3,664	$3,735
L3394802.SRDUP, 17.07%, 09/02/2027 (a)(r)	Upstart	09/08/2022	29,701	28,951	29,446
L3394806.SRDUP, 16.53%, 09/02/2027 (a)(o)(r)	Upstart	09/08/2022	5,301	5,142	968
L3394859.SRDUP, 21.00%, 02/02/2028 (a)(r)	Upstart	09/08/2022	32,228	31,369	31,907
L3394881.SRDUP, 25.18%, 09/02/2027 (a)(r)	Upstart	09/08/2022	3,148	3,066	3,116
L3394882.SRDUP, 19.04%, 09/02/2027 (a)(r)	Upstart	09/08/2022	6,414	6,251	6,358
L3394950.SRDUP, 20.41%, 02/02/2028 (a)(o)(r)	Upstart	09/08/2022	17,698	17,283	17,504
L3394974.SRDUP, 9.600%, 09/02/2025 (a)(r)	Upstart	09/08/2022	1,863	1,827	1,850
L3394987.SRDUP, 18.43%, 09/02/2027 (a)(r)	Upstart	09/08/2022	4,534	4,433	4,492
L3395099.SRDUP, 28.14%, 09/02/2027 (a)(o)(r)	Upstart	09/08/2022	3,833	3,732	759
L3395116.SRDUP, 28.01%, 09/02/2027 (a)(r)	Upstart	09/08/2022	3,771	3,671	3,730
L3395140.SRDUP, 13.03%, 09/02/2025 (a)(r)	Upstart	09/08/2022	3,072	3,011	3,045
L3395193.SRDUP, 23.31%, 02/02/2028 (a)(o)(r)	Upstart	09/08/2022	2,837	2,753	2,808
L3395195.SRDUP, 18.93%, 09/02/2027 (a)(r)	Upstart	09/08/2022	2,413	2,350	2,389
L3401189.SRDUP, 14.71%, 09/06/2027 (a)(r)	Upstart	09/09/2022	15,128	14,749	15,013
L3401194.SRDUP, 22.61%, 09/06/2027 (a)(r)	Upstart	09/09/2022	5,435	5,294	5,389
L3401248.SRDUP, 25.98%, 09/06/2025 (a)(r)	Upstart	09/09/2022	10,888	10,656	10,717
L3401278.SRDUP, 12.25%, 09/06/2027 (a)(r)	Upstart	09/09/2022	6,653	6,488	6,616
L3401283.SRDUP, 18.06%, 09/06/2025 (a)(r)	Upstart	09/09/2022	9,566	9,370	9,483
L3401316.SRDUP, 15.39%, 09/06/2027 (a)(o)(r)	Upstart	09/09/2022	5,116	4,963	753
L3401321.SRDUP, 15.57%, 09/06/2027 (a)(r)	Upstart	09/09/2022	2,523	2,459	2,503
L3401328.SRDUP, 14.05%, 09/06/2027 (a)(r)	Upstart	09/09/2022	20,674	20,158	20,514
L3401351.SRDUP, 24.79%, 09/06/2027 (a)(r)	Upstart	09/09/2022	19,596	19,083	19,441
L3401394.SRDUP, 22.75%, 09/06/2027 (a)(o)(r)	Upstart	09/09/2022	8,535	8,279	1,256
L3401522.SRDUP, 15.59%, 09/06/2027 (a)(r)	Upstart	09/09/2022	32,205	31,238	31,864
L3401534.SRDUP, 28.45%, 09/06/2027 (a)(r)	Upstart	09/09/2022	11,726	11,415	11,690
L3401565.SRDUP, 11.78%, 09/06/2025 (a)(r)	Upstart	09/09/2022	576	564	570
L3401583.SRDUP, 27.59%, 09/06/2025 (a)(r)	Upstart	09/09/2022	3,714	3,634	3,665
L3401599.SRDUP, 17.43%, 09/06/2027 (a)(r)	Upstart	09/09/2022	6,459	6,295	6,408
L3401756.SRDUP, 24.21%, 09/06/2027 (a)(o)(r)	Upstart	09/09/2022	1,309	1,272	1,296
L3401860.SRDUP, 22.93%, 09/06/2025 (a)(o)(r)	Upstart	09/09/2022	1,655	1,615	1,642
L3402012.SRDUP, 18.24%, 09/06/2027 (a)(r)	Upstart	09/09/2022	2,115	2,052	2,098
L3402023.SRDUP, 14.02%, 09/06/2027 (a)(r)	Upstart	09/09/2022	10,056	9,805	9,981
L3402051.SRDUP, 23.11%, 09/06/2027 (a)(r)	Upstart	09/09/2022	5,821	5,670	5,768
L3402058.SRDUP, 21.73%, 09/06/2027 (a)(r)	Upstart	09/09/2022	15,031	14,643	14,909
L3402105.SRDUP, 17.36%, 09/06/2027 (a)(r)	Upstart	09/09/2022	4,248	4,140	4,222
L3402156.SRDUP, 17.19%, 09/06/2027 (a)(r)	Upstart	09/09/2022	23,349	22,757	23,164
L3402178.SRDUP, 12.75%, 09/13/2027 (a)(r)	Upstart	09/09/2022	20,887	20,369	20,762
L3402211.SRDUP, 17.13%, 09/06/2025 (a)(o)(r)	Upstart	09/09/2022	1,748	1,713	1,738
L3402519.SRDUP, 28.78%, 02/06/2028 (a)(o)(r)	Upstart	09/09/2022	17,965	17,428	9,027
L3402546.SRDUP, 10.81%, 09/06/2025 (a)(r)	Upstart	09/09/2022	1,621	1,589	1,610
L3402602.SRDUP, 17.98%, 09/06/2027 (a)(r)	Upstart	09/09/2022	11,926	11,622	11,830
L3402648.SRDUP, 28.18%, 09/06/2027 (a)(r)	Upstart	09/09/2022	3,798	3,697	3,761
L3470030.SRDUP, 16.60%, 10/13/2027 (a)(o)(r)	Upstart	10/18/2022	8,024	7,792	7,473
L3484826.SRDUP, 16.21%, 10/13/2027 (a)(r)	Upstart	10/18/2022	34,349	33,468	34,114
L3493753.SRDUP, 23.49%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,816	2,742	2,824
L3496979.SRDUP, 10.10%, 10/13/2027 (a)(r)	Upstart	10/18/2022	16,779	16,360	16,681
L3498493.SRDUP, 17.07%, 03/28/2026 (a)(o)(r)	Upstart	10/18/2022	5,335	5,175	464
L3498513.SRDUP, 21.69%, 10/13/2027 (a)(r)	Upstart	10/18/2022	3,050	2,970	3,029
L3499014.SRDUP, 24.20%, 10/13/2027 (a)(r)	Upstart	10/18/2022	7,917	7,708	7,849
L3499047.SRDUP, 23.23%, 10/13/2027 (a)(o)(r)	Upstart	10/18/2022	2,255	2,196	2,115
L3499215.SRDUP, 21.09%, 10/13/2025 (a)(r)	Upstart	10/18/2022	3,300	3,229	3,285
L3499681.SRDUP, 24.38%, 10/13/2027 (a)(r)	Upstart	10/18/2022	11,961	11,644	11,903
L3499728.SRDUP, 26.64%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,068	1,039	1,061
L3499832.SRDUP, 23.82%, 10/13/2027 (a)(r)	Upstart	10/18/2022	8,666	8,437	8,620
L3499842.SRDUP, 24.37%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,028	1,975	2,014
L3499895.SRDUP, 14.94%, 10/13/2027 (a)(o)(r)	Upstart	10/18/2022	5,129	4,992	5,101

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
L3499912.SRDUP, 17.90%, 10/28/2025 (a)(r)	Upstart	10/18/2022	$4,374	$4,292	$4,343
L3499914.SRDUP, 23.26%, 03/13/2028 (a)(o)(r)	Upstart	10/18/2022	2,803	2,726	2,790
L3499928.SRDUP, 21.59%, 10/13/2025 (a)(r)	Upstart	10/18/2022	24,245	23,518	24,082
L3499941.SRDUP, 24.36%, 10/13/2027 (a)(r)	Upstart	10/18/2022	6,272	6,106	6,237
L3499960.SRDUP, 18.83%, 10/13/2027 (a)(r)	Upstart	10/18/2022	9,320	9,078	9,247
L3500017.SRDUP, 22.74%, 10/13/2027 (a)(o)(r)	Upstart	10/18/2022	1,367	1,326	268
L3500036.SRDUP, 24.24%, 10/13/2027 (a)(r)	Upstart	10/18/2022	6,976	6,792	6,921
L3500040.SRDUP, 15.14%, 10/13/2025 (a)(r)	Upstart	10/18/2022	6,769	6,626	6,739
L3500057.SRDUP, 12.99%, 10/13/2027 (a)(r)	Upstart	10/18/2022	6,785	6,633	6,748
L3500112.SRDUP, 22.46%, 03/13/2028 (a)(o)(r)	Upstart	10/18/2022	4,106	3,990	4,073
L3500128.SRDUP, 12.31%, 10/13/2027 (a)(r)	Upstart	10/18/2022	16,154	15,747	16,068
L3500157.SRDUP, 18.67%, 10/28/2027 (a)(r)	Upstart	10/18/2022	3,492	3,412	3,466
L3500169.SRDUP, 22.76%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,670	1,626	1,663
L3500174.SRDUP, 14.88%, 10/13/2027 (a)(r)	Upstart	10/18/2022	14,226	13,863	14,151
L3500193.SRDUP, 19.46%, 10/13/2025 (a)(r)	Upstart	10/18/2022	1,603	1,568	1,591
L3500231.SRDUP, 15.36%, 10/13/2027 (a)(r)	Upstart	10/18/2022	11,129	10,844	11,048
L3500271.SRDUP, 13.28%, 10/13/2027 (a)(r)	Upstart	10/18/2022	41,061	40,019	40,838
L3500293.SRDUP, 14.63%, 10/13/2027 (a)(r)	Upstart	10/18/2022	14,941	14,561	14,834
L3500312.SRDUP, 16.33%, 10/13/2027 (a)(r)	Upstart	10/18/2022	4,811	4,688	4,778
L3500343.SRDUP, 11.65%, 10/13/2025 (a)(r)	Upstart	10/18/2022	2,677	2,621	2,654
L3500371.SRDUP, 18.38%, 10/13/2027 (a)(r)	Upstart	10/18/2022	17,313	16,917	17,198
L3500416.SRDUP, 21.18%, 10/13/2027 (a)(r)	Upstart	10/18/2022	30,602	29,800	30,361
L3500423.SRDUP, 16.29%, 10/13/2027 (a)(o)(r)	Upstart	10/18/2022	5,327	5,175	5,288
L3500425.SRDUP, 13.30%, 10/13/2027 (a)(r)	Upstart	10/18/2022	6,949	6,773	6,912
L3500427.SRDUP, 21.42%, 10/13/2027 (a)(r)	Upstart	10/18/2022	3,500	3,408	3,474
L3500444.SRDUP, 24.40%, 10/13/2027 (a)(o)(r)	Upstart	10/18/2022	7,383	7,161	574
L3500445.SRDUP, 17.79%, 10/13/2027 (a)(o)(r)	Upstart	10/18/2022	4,829	4,688	4,497
L3500458.SRDUP, 19.10%, 10/13/2027 (a)(r)	Upstart	10/18/2022	6,943	6,763	6,890
L3500472.SRDUP, 24.28%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,323	1,288	1,311
L3500482.SRDUP, 15.02%, 10/13/2027 (a)(r)	Upstart	10/18/2022	7,608	7,414	7,557
L3500484.SRDUP, 20.57%, 10/13/2027 (a)(r)	Upstart	10/18/2022	11,418	11,119	11,367
L3500488.SRDUP, 23.52%, 03/13/2028 (a)(o)(r)	Upstart	10/18/2022	22,108	21,501	22,000
L3500497.SRDUP, 22.79%, 03/28/2028 (a)(o)(r)	Upstart	10/18/2022	4,101	3,993	4,077
L3500563.SRDUP, 14.02%, 10/25/2027 (a)(r)	Upstart	10/18/2022	9,587	9,372	9,520
L3500580.SRDUP, 14.91%, 10/13/2027 (a)(r)	Upstart	10/18/2022	8,000	7,787	7,929
L3500600.SRDUP, 21.06%, 10/13/2027 (a)(r)	Upstart	10/18/2022	8,740	8,511	8,677
L3500620.SRDUP, 14.71%, 10/13/2027 (a)(r)	Upstart	10/18/2022	16,771	16,343	16,653
L3500652.SRDUP, 10.96%, 10/13/2027 (a)(r)	Upstart	10/18/2022	33,622	32,877	33,427
L3500693.SRDUP, 17.67%, 10/13/2025 (a)(r)	Upstart	10/18/2022	4,339	4,257	4,306
L3500697.SRDUP, 20.76%, 10/13/2025 (a)(r)	Upstart	10/18/2022	5,670	5,547	5,643
L3500718.SRDUP, 20.37%, 10/13/2025 (a)(o)(r)	Upstart	10/18/2022	12,249	11,882	1,803
L3500779.SRDUP, 24.29%, 10/13/2027 (a)(r)	Upstart	10/18/2022	6,183	6,019	6,134
L3500805.SRDUP, 19.56%, 10/28/2027 (a)(o)(r)	Upstart	10/18/2022	2,663	2,601	2,639
L3500820.SRDUP, 24.33%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,484	1,445	1,473
L3500831.SRDUP, 24.00%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,324	1,289	1,316
L3500846.SRDUP, 12.54%, 10/13/2025 (a)(r)	Upstart	10/18/2022	1,021	999	1,010
L3500869.SRDUP, 16.64%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,668	1,620	1,652
L3500895.SRDUP, 24.39%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,351	1,319	1,339
L3500901.SRDUP, 15.75%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,949	2,874	2,924
L3500906.SRDUP, 17.79%, 10/13/2027 (a)(r)	Upstart	10/18/2022	6,915	6,732	6,863
L3500918.SRDUP, 22.64%, 10/13/2027 (a)(r)	Upstart	10/18/2022	10,034	9,769	9,946
L3500949.SRDUP, 22.77%, 10/13/2027 (a)(r)	Upstart	10/18/2022	19,790	19,271	19,649
L3500967.SRDUP, 21.28%, 10/13/2027 (a)(r)	Upstart	10/18/2022	8,743	8,522	8,687
L3500992.SRDUP, 20.83%, 10/13/2025 (a)(r)	Upstart	10/18/2022	2,761	2,701	2,747
L3500993.SRDUP, 19.77%, 10/13/2027 (a)(o)(r)	Upstart	10/18/2022	17,830	17,301	16,605
L3501018.SRDUP, 10.44%, 10/13/2027 (a)(r)	Upstart	10/18/2022	8,389	8,178	8,340
L3501070.SRDUP, 24.23%, 10/13/2027 (a)(r)	Upstart	10/18/2022	2,284	2,224	2,273

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
L3501081.SRDUP, 21.06%, 10/13/2027 (a)(r)	Upstart	10/18/2022	$7,428	$7,256	$7,374
L3501084.SRDUP, 24.37%, 10/13/2027 (a)(r)	Upstart	10/18/2022	1,420	1,382	1,402
L3501102.SRDUP, 24.28%, 10/13/2027 (a)(r)	Upstart	10/18/2022	5,299	5,159	5,313
L3501150.SRDUP, 16.65%, 10/13/2027 (a)(r)	Upstart	10/18/2022	4,731	4,609	4,698
L3501239.SRDUP, 24.13%, 10/13/2027 (a)(o)(r)	Upstart	10/18/2022	6,170	6,005	6,123
L3501245.SRDUP, 19.97%, 10/13/2027 (a)(r)	Upstart	10/18/2022	7,487	7,292	7,441
L3501266.SRDUP, 23.82%, 10/13/2027 (a)(r)	Upstart	10/18/2022	970	945	963
L3501280.SRDUP, 17.21%, 10/14/2027 (a)(r)	Upstart	10/18/2022	6,036	5,881	5,991
L3501285.SRDUP, 24.33%, 10/13/2027 (a)(o)(r)	Upstart	10/18/2022	1,428	1,391	1,340
L3501301.SRDUP, 9.97%, 10/13/2025 (a)(o)(r)	Upstart	10/18/2022	2,782	2,725	2,764
L3501346.SRDUP, 24.24%, 10/13/2027 (a)(o)(r)	Upstart	10/18/2022	4,189	4,064	617
L3501417.SRDUP, 23.82%, 10/13/2027 (a)(r)	Upstart	10/18/2022	3,748	3,636	3,730
L3521654.SRDUP, 24.34%, 04/01/2028 (a)(o)(r)	Upstart	11/04/2022	6,061	5,888	6,019
L3537611.SRDUP, 24.04%, 11/01/2027 (a)(r)	Upstart	11/04/2022	1,217	1,185	1,208
L3539375.SRDUP, 24.07%, 11/01/2027 (a)(r)	Upstart	11/04/2022	6,965	6,779	6,919
L3540203.SRDUP, 24.39%, 11/01/2027 (a)(o)(r)	Upstart	11/04/2022	894	870	902
L3540251.SRDUP, 24.36%, 11/01/2027 (a)(r)	Upstart	11/04/2022	2,324	2,269	2,308
L3540501.SRDUP, 17.42%, 11/01/2027 (a)(r)	Upstart	11/04/2022	15,883	15,471	15,695
L3541676.SRDUP, 15.78%, 11/01/2025 (a)(r)	Upstart	11/04/2022	1,707	1,670	1,695
L3541701.SRDUP, 11.36%, 11/01/2025 (a)(r)	Upstart	11/04/2022	4,741	4,640	4,683
L3541706.SRDUP, 12.42%, 11/01/2025 (a)(r)	Upstart	11/04/2022	1,459	1,428	1,441
L3541746.SRDUP, 17.86%, 11/01/2025 (a)(r)	Upstart	11/04/2022	2,544	2,489	2,525
L3541799.SRDUP, 15.10%, 11/01/2027 (a)(r)	Upstart	11/04/2022	6,074	5,918	6,041
L3541802.SRDUP, 9.90%, 11/07/2025 (a)(r)	Upstart	11/04/2022	7,988	7,819	7,930
L3541817.SRDUP, 20.51%, 11/01/2027 (a)(r)	Upstart	11/04/2022	7,068	6,882	7,032
L3541850.SRDUP, 20.67%, 11/01/2025 (a)(r)	Upstart	11/04/2022	1,292	1,263	1,280
L3541950.SRDUP, 19.07%, 11/01/2027 (a)(r)	Upstart	11/04/2022	3,430	3,340	3,389
L3541951.SRDUP, 16.90%, 11/01/2027 (a)(r)	Upstart	11/04/2022	13,097	12,757	12,945
L3541957.SRDUP, 10.31%, 11/01/2025 (a)(r)	Upstart	11/04/2022	726	711	721
L3541984.SRDUP, 12.39%, 11/01/2027 (a)(r)	Upstart	11/04/2022	1,608	1,566	1,597
L3541986.SRDUP, 23.76%, 11/01/2027 (a)(r)	Upstart	11/04/2022	1,071	1,042	1,064
L3541988.SRDUP, 18.94%, 11/01/2027 (a)(r)	Upstart	11/04/2022	3,165	3,082	3,123
L3541996.SRDUP, 24.34%, 11/01/2027 (a)(r)	Upstart	11/04/2022	4,022	3,914	4,065
L3542033.SRDUP, 23.98%, 11/01/2027 (a)(r)	Upstart	11/04/2022	6,249	6,102	6,160
L3542104.SRDUP, 24.35%, 11/01/2027 (a)(r)	Upstart	11/04/2022	1,698	1,650	1,687
L3542117.SRDUP, 21.53%, 11/01/2027 (a)(r)	Upstart	11/04/2022	2,659	2,588	2,644
L3542121.SRDUP, 21.26%, 11/01/2027 (a)(r)	Upstart	11/04/2022	44,347	43,179	43,715
L3542134.SRDUP, 20.79%, 11/01/2027 (a)(r)	Upstart	11/04/2022	14,855	14,464	14,654
L3542142.SRDUP, 24.40%, 11/01/2027 (a)(o)(r)	Upstart	11/04/2022	1,496	1,451	220
L3542151.SRDUP, 17.15%, 11/01/2027 (a)(r)	Upstart	11/04/2022	2,622	2,553	2,591
L3542203.SRDUP, 24.38%, 11/01/2027 (a)(r)	Upstart	11/04/2022	15,619	15,217	15,388
L3542213.SRDUP, 12.46%, 11/01/2027 (a)(r)	Upstart	11/04/2022	6,877	6,722	6,841
L3542239.SRDUP, 24.21%, 11/01/2027 (a)(r)	Upstart	11/04/2022	1,965	1,913	1,952
L3542262.SRDUP, 20.75%, 11/01/2025 (a)(r)	Upstart	11/04/2022	756	740	752
L3542325.SRDUP, 10.23%, 11/01/2027 (a)(r)	Upstart	11/04/2022	13,705	13,300	13,653
L3542337.SRDUP, 11.77%, 11/01/2025 (a)(r)	Upstart	11/04/2022	4,027	3,941	3,996
L3542367.SRDUP, 18.00%, 11/01/2025 (a)(r)	Upstart	11/04/2022	749	732	743
L3542387.SRDUP, 21.82%, 11/01/2027 (a)(o)(r)	Upstart	11/04/2022	11,036	10,715	10,973
L3542417.SRDUP, 15.24%, 11/01/2027 (a)(r)	Upstart	11/04/2022	12,589	12,264	12,445
L3542473.SRDUP, 16.92%, 11/01/2027 (a)(r)	Upstart	11/04/2022	7,859	7,655	7,768
L3542484.SRDUP, 24.24%, 11/01/2027 (a)(o)(r)	Upstart	11/04/2022	1,869	1,813	275
L3542487.SRDUP, 23.59%, 11/01/2027 (a)(r)	Upstart	11/04/2022	2,440	2,383	2,402
L3542514.SRDUP, 24.23%, 11/01/2027 (a)(o)(r)	Upstart	11/04/2022	2,480	2,406	305
L3542519.SRDUP, 13.53%, 11/01/2027 (a)(r)	Upstart	11/04/2022	6,904	6,727	6,867
L3542542.SRDUP, 24.36%, 11/01/2027 (a)(r)	Upstart	11/04/2022	1,162	1,131	1,145
L3542556.SRDUP, 24.06%, 11/01/2027 (a)(r)	Upstart	11/04/2022	10,716	10,430	10,564
L3542557.SRDUP, 23.93%, 11/01/2027 (a)(r)	Upstart	11/04/2022	1,160	1,130	1,153

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
L3542565.SRDUP, 24.37%, 11/01/2027 (a)(r)	Upstart	11/04/2022	$1,073	$1,044	$1,066
L3542586.SRDUP, 12.21%, 11/01/2027 (a)(r)	Upstart	11/04/2022	9,586	9,330	9,532
L3542595.SRDUP, 24.23%, 11/01/2027 (a)(r)	Upstart	11/04/2022	6,343	6,174	6,253
L3542618.SRDUP, 24.18%, 11/01/2027 (a)(r)	Upstart	11/04/2022	3,930	3,826	3,905
L3542621.SRDUP, 22.31%, 11/01/2027 (a)(r)	Upstart	11/04/2022	5,952	5,794	5,917
L3542650.SRDUP, 19.18%, 11/03/2027 (a)(r)	Upstart	11/07/2022	38,378	37,372	37,917
L3542686.SRDUP, 22.77%, 11/02/2027 (a)(r)	Upstart	11/07/2022	6,933	6,749	6,893
L3542777.SRDUP, 12.90%, 11/02/2027 (a)(r)	Upstart	11/07/2022	7,663	7,467	7,624
L3542791.SRDUP, 9.84%, 11/02/2027 (a)(r)	Upstart	11/07/2022	21,279	20,742	21,199
L3542812.SRDUP, 21.74%, 04/02/2026 (a)(r)	Upstart	11/07/2022	4,687	4,551	4,634
L3542817.SRDUP, 21.09%, 11/02/2025 (a)(r)	Upstart	11/07/2022	5,516	5,392	5,473
L3542853.SRDUP, 22.93%, 11/02/2027 (a)(o)(r)	Upstart	11/07/2022	6,781	6,601	6,734
L3542868.SRDUP, 22.09%, 11/02/2027 (a)(r)	Upstart	11/07/2022	1,776	1,729	1,766
L3542873.SRDUP, 18.49%, 11/02/2027 (a)(r)	Upstart	11/07/2022	11,938	11,626	11,800
L3542906.SRDUP, 20.56%, 11/05/2025 (a)(o)(r)	Upstart	11/07/2022	3,788	3,693	3,754
L3542911.SRDUP, 24.36%, 11/02/2027 (a)(r)	Upstart	11/07/2022	4,375	4,259	4,348
L3542922.SRDUP, 21.55%, 11/02/2027 (a)(r)	Upstart	11/07/2022	11,513	11,208	11,357
L3542965.SRDUP, 24.37%, 11/02/2027 (a)(r)	Upstart	11/07/2022	1,698	1,653	1,717
L3543009.SRDUP, 16.42%, 11/08/2027 (a)(r)	Upstart	11/07/2022	7,779	7,577	7,688
L3543041.SRDUP, 24.37%, 11/02/2027 (a)(r)	Upstart	11/07/2022	12,250	11,922	12,174
L3543042.SRDUP, 23.93%, 11/02/2027 (a)(r)	Upstart	11/07/2022	5,222	5,099	5,145
L3543084.SRDUP, 21.49%, 11/02/2027 (a)(r)	Upstart	11/07/2022	26,584	25,881	26,227
L3543101.SRDUP, 24.36%, 11/02/2027 (a)(r)	Upstart	11/07/2022	4,201	4,089	4,174
L3543129.SRDUP, 17.95%, 11/02/2027 (a)(r)	Upstart	11/07/2022	22,781	22,187	22,519
L3896190.SRDUP, 21.26%, 08/02/2028 (a)(r)	Upstart	08/07/2023	6,769	6,735	6,672
L3904726.SRDUP, 21.67%, 08/02/2026 (a)(r)	Upstart	08/07/2023	4,847	4,823	4,768
L3907695.SRDUP, 14.79%, 08/02/2028 (a)(r)	Upstart	08/07/2023	35,165	34,993	34,860
L3909024.SRDUP, 15.50%, 08/03/2028 (a)(o)(r)	Upstart	08/08/2023	11,328	11,272	4,587
L3909571.SRDUP, 20.41%, 08/02/2028 (a)(r)	Upstart	08/07/2023	17,767	17,679	17,515
L3909780.SRDUP, 14.99%, 08/02/2028 (a)(r)	Upstart	08/07/2023	14,660	14,588	14,555
L3909782.SRDUP, 19.54%, 08/02/2026 (a)(r)	Upstart	08/07/2023	1,815	1,807	1,796
L3909787.SRDUP, 15.74%, 08/02/2028 (a)(r)	Upstart	08/07/2023	17,894	17,806	17,766
L3909795.SRDUP, 22.37%, 08/02/2028 (a)(r)	Upstart	08/07/2023	6,871	6,837	6,773
L3909803.SRDUP, 24.23%, 08/02/2028 (a)(r)	Upstart	08/07/2023	2,355	2,343	2,312
L3909810.SRDUP, 18.39%, 08/02/2026 (a)(r)	Upstart	08/07/2023	3,352	3,336	3,306
L3909811.SRDUP, 21.94%, 08/02/2028 (a)(r)	Upstart	08/07/2023	5,594	5,566	5,514
L3909816.SRDUP, 16.75%, 08/02/2028 (a)(r)	Upstart	08/07/2023	44,476	44,441	44,087
L3909826.SRDUP, 21.98%, 08/02/2028 (a)(r)	Upstart	08/07/2023	2,971	2,956	2,929
L3909837.SRDUP, 16.45%, 08/02/2028 (a)(r)	Upstart	08/07/2023	978	973	971
L3909854.SRDUP, 19.63%, 08/02/2028 (a)(r)	Upstart	08/07/2023	6,763	6,729	6,684
L3909856.SRDUP, 23.24%, 08/02/2028 (a)(r)	Upstart	08/07/2023	3,142	3,127	3,106
L3909858.SRDUP, 16.80%, 08/02/2028 (a)(r)	Upstart	08/07/2023	22,309	22,199	22,149
L3909882.SRDUP, 15.31%, 08/02/2028 (a)(r)	Upstart	08/07/2023	7,527	7,490	7,473
L3909895.SRDUP, 17.79%, 08/02/2028 (a)(r)	Upstart	08/07/2023	16,494	16,478	16,347
L3909902.SRDUP, 15.63%, 08/02/2026 (a)(r)	Upstart	08/07/2023	4,631	4,609	4,584
L3909914.SRDUP, 17.54%, 08/02/2026 (a)(r)	Upstart	08/07/2023	3,273	3,257	3,240
L3909918.SRDUP, 13.63%, 08/02/2028 (a)(r)	Upstart	08/07/2023	14,647	14,576	14,543
L3909939.SRDUP, 17.31%, 08/02/2028 (a)(r)	Upstart	08/07/2023	8,809	8,765	8,745
L3909955.SRDUP, 23.23%, 08/02/2028 (a)(o)(r)	Upstart	08/07/2023	1,054	1,049	1,035
L3909961.SRDUP, 17.71%, 08/02/2028 (a)(r)	Upstart	08/07/2023	37,887	37,700	37,614
L3909965.SRDUP, 20.27%, 08/02/2026 (a)(r)	Upstart	08/07/2023	1,725	1,717	1,708
L3909967.SRDUP, 18.85%, 08/02/2028 (a)(r)	Upstart	08/07/2023	4,506	4,484	4,454
L3909971.SRDUP, 17.69%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,273	1,266	1,264
L3909974.SRDUP, 14.89%, 08/02/2028 (a)(r)	Upstart	08/07/2023	7,330	7,294	7,277
L3909978.SRDUP, 23.29%, 08/02/2028 (a)(r)	Upstart	08/07/2023	10,312	10,260	10,164
L3909992.SRDUP, 19.61%, 08/02/2026 (a)(r)	Upstart	08/07/2023	6,997	6,964	6,900
L3909996.SRDUP, 17.74%, 08/02/2028 (a)(r)	Upstart	08/07/2023	48,950	48,709	48,598

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
L3910013.SRDUP, 11.49%, 08/02/2028 (a)(r)	Upstart	08/07/2023	$3,985	$3,966	$3,975
L3910019.SRDUP, 16.82%, 08/02/2028 (a)(r)	Upstart	08/07/2023	10,959	10,905	10,880
L3910026.SRDUP, 11.22%, 08/02/2028 (a)(r)	Upstart	08/07/2023	10,943	10,942	10,916
L3910042.SRDUP, 16.26%, 08/02/2028 (a)(r)	Upstart	08/07/2023	19,562	19,466	19,422
L3910044.SRDUP, 15.32%, 08/02/2028 (a)(r)	Upstart	08/07/2023	7,117	7,082	7,080
L3910056.SRDUP, 22.71%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,571	1,563	1,553
L3910069.SRDUP, 20.20%, 08/02/2028 (a)(r)	Upstart	08/07/2023	12,255	12,194	12,113
L3910075.SRDUP, 23.01%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,473	1,466	1,452
L3910082.SRDUP, 20.84%, 08/02/2028 (a)(r)	Upstart	08/07/2023	2,842	2,828	2,803
L3910115.SRDUP, 20.80%, 08/02/2028 (a)(r)	Upstart	08/07/2023	38,727	38,535	38,185
L3910116.SRDUP, 16.19%, 08/02/2028 (a)(r)	Upstart	08/07/2023	6,847	6,813	6,818
L3910168.SRDUP, 15.33%, 08/02/2026 (a)(r)	Upstart	08/07/2023	1,720	1,712	1,705
L3910172.SRDUP, 22.51%, 08/02/2028 (a)(r)	Upstart	08/07/2023	11,780	11,721	11,643
L3910201.SRDUP, 22.30%, 08/02/2028 (a)(r)	Upstart	08/07/2023	3,043	3,028	2,999
L3910203.SRDUP, 19.38%, 08/02/2028 (a)(r)	Upstart	08/07/2023	9,799	9,751	9,686
L3910204.SRDUP, 23.23%, 08/02/2028 (a)(r)	Upstart	08/07/2023	3,508	3,491	3,447
L3910205.SRDUP, 22.17%, 08/17/2028 (a)(r)	Upstart	08/07/2023	13,566	13,500	13,377
L3910210.SRDUP, 23.28%, 08/02/2028 (a)(o)(r)	Upstart	08/07/2023	3,396	3,379	3,337
L3910215.SRDUP, 20.19%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,961	1,951	1,947
L3910221.SRDUP, 15.97%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,760	1,752	1,748
L3910229.SRDUP, 19.53%, 08/02/2026 (a)(r)	Upstart	08/07/2023	2,874	2,860	2,829
L3910230.SRDUP, 20.01%, 08/02/2028 (a)(r)	Upstart	08/07/2023	13,234	13,168	13,081
L3910241.SRDUP, 15.43%, 08/02/2028 (a)(r)	Upstart	08/07/2023	22,290	22,180	22,130
L3910245.SRDUP, 19.86%, 08/02/2026 (a)(r)	Upstart	08/07/2023	9,581	9,570	9,433
L3910255.SRDUP, 22.07%, 08/02/2028 (a)(r)	Upstart	08/07/2023	16,442	16,360	16,207
L3910263.SRDUP, 23.08%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,964	1,954	1,936
L3910265.SRDUP, 23.24%, 08/02/2028 (a)(r)	Upstart	08/07/2023	8,936	8,892	8,808
L3910266.SRDUP, 13.67%, 08/02/2028 (a)(r)	Upstart	08/07/2023	48,028	47,792	47,778
L3910282.SRDUP, 14.16%, 08/02/2028 (a)(r)	Upstart	08/07/2023	27,742	27,606	27,626
L3910314.SRDUP, 15.01%, 08/02/2028 (a)(r)	Upstart	08/07/2023	16,126	16,047	16,011
L3910341.SRDUP, 23.13%, 08/02/2028 (a)(r)	Upstart	08/07/2023	3,240	3,224	3,194
L3910555.SRDUP, 16.30%, 08/02/2026 (a)(r)	Upstart	08/07/2023	1,721	1,713	1,707
L3910568.SRDUP, 15.76%, 08/02/2026 (a)(r)	Upstart	08/07/2023	1,147	1,146	1,137
L3910626.SRDUP, 19.66%, 08/02/2028 (a)(r)	Upstart	08/07/2023	27,933	27,795	27,731
L3910630.SRDUP, 17.56%, 08/02/2028 (a)(r)	Upstart	08/07/2023	3,426	3,409	3,402
L3910648.SRDUP, 16.39%, 08/02/2028 (a)(r)	Upstart	08/07/2023	24,455	24,335	24,280
L3910699.SRDUP, 20.05%, 08/02/2026 (a)(r)	Upstart	08/07/2023	2,972	2,958	2,931
L3910862.SRDUP, 23.21%, 08/02/2028 (a)(r)	Upstart	08/07/2023	26,330	26,198	25,869
L3910879.SRDUP, 19.74%, 08/02/2028 (a)(r)	Upstart	08/07/2023	49,033	48,790	48,679
L3910891.SRDUP, 12.36%, 08/02/2026 (a)(o)(r)	Upstart	08/07/2023	10,520	10,468	10,439
L3910902.SRDUP, 23.29%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,080	1,075	1,065
L3910919.SRDUP, 22.80%, 08/02/2028 (a)(r)	Upstart	08/07/2023	874	870	862
L3910924.SRDUP, 24.25%, 08/02/2028 (a)(r)	Upstart	08/07/2023	29,476	29,330	29,053
L3910926.SRDUP, 13.94%, 08/02/2028 (a)(r)	Upstart	08/07/2023	7,814	7,775	7,758
L3910932.SRDUP, 23.28%, 08/02/2028 (a)(r)	Upstart	08/07/2023	1,964	1,954	1,941
L3911143.SRDUP, 12.39%, 08/02/2026 (a)(r)	Upstart	08/07/2023	4,768	4,746	4,739
L3911321.SRDUP, 16.53%, 08/02/2028 (a)(r)	Upstart	08/07/2023	7,823	7,784	7,754
L3911356.SRDUP, 17.80%, 08/02/2028 (a)(r)	Upstart	08/07/2023	5,580	5,553	5,540
L3911507.SRDUP, 19.51%, 08/03/2028 (a)(r)	Upstart	08/08/2023	5,586	5,558	5,523
L3911517.SRDUP, 18.52%, 08/03/2028 (a)(r)	Upstart	08/08/2023	10,088	10,039	9,975
L3911606.SRDUP, 16.00%, 08/03/2028 (a)(r)	Upstart	08/08/2023	2,934	2,919	2,913
L3911642.SRDUP, 14.25%, 08/17/2026 (a)(r)	Upstart	08/08/2023	7,640	7,603	7,593
L3911664.SRDUP, 23.12%, 08/03/2028 (a)(r)	Upstart	08/08/2023	982	977	968
L3911680.SRDUP, 18.69%, 08/03/2028 (a)(r)	Upstart	08/08/2023	11,167	11,112	11,088
L3911731.SRDUP, 18.13%, 08/03/2028 (a)(o)(r)	Upstart	08/08/2023	22,453	22,342	22,258
L3911757.SRDUP, 14.93%, 08/03/2028 (a)(r)	Upstart	08/08/2023	22,673	22,661	22,581
L3911764.SRDUP, 14.78%, 08/03/2028 (a)(r)	Upstart	08/08/2023	48,861	48,621	48,661

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
L3911768.SRDUP, 23.03%, 08/03/2028 (a)(r)	Upstart	08/08/2023	$1,276	$1,270	$1,259
L3911833.SRDUP, 14.96%, 08/03/2026 (a)(r)	Upstart	08/08/2023	1,115	1,110	1,107
L3911841.SRDUP, 23.24%, 08/03/2028 (a)(r)	Upstart	08/08/2023	2,839	2,825	2,800
L3911868.SRDUP, 11.40%, 08/03/2028 (a)(o)(r)	Upstart	08/08/2023	38,907	38,717	38,814
L3911872.SRDUP, 23.70%, 08/03/2028 (a)(r)	Upstart	08/08/2023	2,452	2,448	2,411
L3911885.SRDUP, 14.11%, 08/03/2028 (a)(r)	Upstart	08/08/2023	28,741	28,601	28,491
L3911913.SRDUP, 21.27%, 08/03/2028 (a)(r)	Upstart	08/08/2023	1,962	1,952	1,935
L3911946.SRDUP, 15.12%, 08/03/2026 (a)(r)	Upstart	08/08/2023	1,720	1,712	1,709
L3911952.SRDUP, 23.09%, 08/03/2028 (a)(r)	Upstart	08/08/2023	2,361	2,357	2,321
L3911996.SRDUP, 15.89%, 08/03/2028 (a)(r)	Upstart	08/08/2023	27,381	27,247	27,190
L3912003.SRDUP, 14.30%, 08/03/2026 (a)(r)	Upstart	08/08/2023	6,589	6,558	6,534
L3912392.SRDUP, 11.21%, 08/03/2026 (a)(r)	Upstart	08/08/2023	3,811	3,793	3,795
L3912433.SRDUP, 22.83%, 08/03/2028 (a)(r)	Upstart	08/08/2023	1,130	1,125	1,110
L3912454.SRDUP, 16.95%, 08/04/2028 (a)(r)	Upstart	08/09/2023	5,255	5,229	5,215
L3912505.SRDUP, 18.17%, 08/03/2026 (a)(r)	Upstart	08/08/2023	4,979	4,956	4,937
L3912606.SRDUP, 16.66%, 08/03/2028 (a)(r)	Upstart	08/08/2023	11,153	11,099	11,075
L3912627.SRDUP, 23.39%, 08/03/2028 (a)(r)	Upstart	08/08/2023	9,526	9,510	9,393
L3912740.SRDUP, 17.04%, 08/03/2028 (a)(r)	Upstart	08/08/2023	3,347	3,331	3,318
L3912830.SRDUP, 16.89%, 08/03/2028 (a)(r)	Upstart	08/08/2023	47,959	47,723	47,539
L3912847.SRDUP, 14.07%, 08/03/2028 (a)(r)	Upstart	08/08/2023	4,884	4,860	4,850
L3912865.SRDUP, 14.60%, 08/03/2028 (a)(r)	Upstart	08/08/2023	49,002	48,761	48,663
L3912959.SRDUP, 19.42%, 08/03/2028 (a)(r)	Upstart	08/08/2023	4,900	4,876	4,845
L3912961.SRDUP, 10.62%, 08/03/2028 (a)(r)	Upstart	08/08/2023	2,950	2,936	2,943
L3913011.SRDUP, 20.19%, 08/04/2028 (a)(r)	Upstart	08/09/2023	45,423	45,198	44,806
L3913166.SRDUP, 23.26%, 08/04/2028 (a)(r)	Upstart	08/09/2023	6,874	6,863	6,751
L3913170.SRDUP, 23.09%, 08/04/2028 (a)(r)	Upstart	08/09/2023	9,420	9,374	9,265
L3913211.SRDUP, 14.86%, 08/04/2028 (a)(r)	Upstart	08/09/2023	48,863	48,624	48,531
L3913212.SRDUP, 21.31%, 08/04/2028 (a)(r)	Upstart	08/09/2023	40,221	40,022	39,777
L3913218.SRDUP, 15.28%, 08/04/2028 (a)(r)	Upstart	08/09/2023	978	973	971
L3913249.SRDUP, 21.45%, 08/04/2026 (a)(r)	Upstart	08/09/2023	8,445	8,405	8,334
L3913266.SRDUP, 22.60%, 08/04/2028 (a)(r)	Upstart	08/09/2023	5,596	5,568	5,519
L3913271.SRDUP, 22.11%, 08/04/2028 (a)(r)	Upstart	08/09/2023	1,058	1,056	1,040
L3913278.SRDUP, 23.29%, 08/04/2028 (a)(r)	Upstart	08/09/2023	4,730	4,707	4,666
L3913291.SRDUP, 23.22%, 08/04/2028 (a)(r)	Upstart	08/09/2023	9,599	9,551	9,436
L3913297.SRDUP, 12.24%, 08/04/2026 (a)(r)	Upstart	08/09/2023	4,572	4,551	4,540
L3913328.SRDUP, 20.41%, 08/04/2028 (a)(r)	Upstart	08/09/2023	3,719	3,701	3,688
L3913333.SRDUP, 21.48%, 08/04/2028 (a)(r)	Upstart	08/09/2023	14,716	14,644	14,554
L3913340.SRDUP, 21.82%, 08/04/2028 (a)(r)	Upstart	08/09/2023	21,247	21,141	20,959
L3913346.SRDUP, 19.98%, 08/04/2028 (a)(o)(r)	Upstart	08/09/2023	24,419	24,389	24,093
L3913349.SRDUP, 14.26%, 08/04/2028 (a)(r)	Upstart	08/09/2023	1,172	1,167	1,164
L3913367.SRDUP, 12.13%, 08/04/2028 (a)(r)	Upstart	08/09/2023	43,262	43,052	43,043
L3913370.SRDUP, 19.61%, 08/13/2028 (a)(o)(r)	Upstart	08/09/2023	12,108	12,048	11,944
L3913373.SRDUP, 23.22%, 08/04/2028 (a)(r)	Upstart	08/09/2023	2,160	2,150	2,131
L3913384.SRDUP, 24.07%, 08/04/2028 (a)(r)	Upstart	08/09/2023	5,575	5,548	5,500
L3913386.SRDUP, 23.17%, 08/04/2028 (a)(r)	Upstart	08/09/2023	6,823	6,790	6,732
L3913394.SRDUP, 21.64%, 08/04/2028 (a)(r)	Upstart	08/09/2023	981	976	970
L3913429.SRDUP, 23.29%, 08/04/2028 (a)(r)	Upstart	08/09/2023	15,885	15,805	15,621
L3913469.SRDUP, 15.92%, 08/04/2028 (a)(r)	Upstart	08/09/2023	1,270	1,263	1,259
L3913478.SRDUP, 17.49%, 08/04/2028 (a)(r)	Upstart	08/09/2023	8,908	8,864	8,846
L3913486.SRDUP, 23.97%, 08/04/2028 (a)(r)	Upstart	08/09/2023	1,179	1,173	1,158
L3913495.SRDUP, 19.89%, 08/04/2028 (a)(r)	Upstart	08/09/2023	9,808	9,760	9,701
L3913501.SRDUP, 17.54%, 08/07/2028 (a)(r)	Upstart	08/09/2023	8,908	8,864	8,847
L3913509.SRDUP, 20.05%, 08/04/2028 (a)(r)	Upstart	08/09/2023	20,096	19,997	19,875
L3913525.SRDUP, 21.45%, 08/04/2028 (a)(r)	Upstart	08/09/2023	2,256	2,245	2,241
L3913536.SRDUP, 20.53%, 08/04/2028 (a)(r)	Upstart	08/09/2023	8,775	8,764	8,657
L3913545.SRDUP, 15.12%, 08/16/2028 (a)(r)	Upstart	08/09/2023	7,563	7,526	7,512
L3913546.SRDUP, 16.42%, 08/04/2028 (a)(r)	Upstart	08/09/2023	2,403	2,391	2,383

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
L3913562.SRDUP, 15.96%, 08/04/2028 (a)(r)	Upstart	08/09/2023	$27,343	$27,208	$27,113
L3913590.SRDUP, 19.91%, 08/04/2028 (a)(r)	Upstart	08/09/2023	15,684	15,606	15,575
L3913596.SRDUP, 12.87%, 08/04/2028 (a)(r)	Upstart	08/09/2023	9,760	9,712	9,721
L3913597.SRDUP, 20.95%, 08/04/2028 (a)(r)	Upstart	08/09/2023	17,654	17,567	17,415
L3913603.SRDUP, 17.94%, 08/04/2026 (a)(r)	Upstart	08/09/2023	4,748	4,725	4,704
L3913604.SRDUP, 22.09%, 08/04/2026 (a)(r)	Upstart	08/09/2023	16,322	16,243	16,106
L3913773.SRDUP, 23.26%, 08/04/2028 (a)(r)	Upstart	08/09/2023	1,164	1,158	1,148
L3913850.SRDUP, 18.65%, 08/04/2028 (a)(r)	Upstart	08/09/2023	14,203	14,133	14,105
L3913938.SRDUP, 21.98%, 08/04/2028 (a)(r)	Upstart	08/09/2023	7,851	7,812	7,764
L3913978.SRDUP, 23.13%, 08/04/2028 (a)(r)	Upstart	08/09/2023	3,332	3,315	3,287
L3914119.SRDUP, 21.20%, 08/04/2028 (a)(r)	Upstart	08/09/2023	3,433	3,416	3,410
L3914153.SRDUP, 23.13%, 08/04/2028 (a)(r)	Upstart	08/09/2023	982	977	969
L3914229.SRDUP, 23.26%, 08/04/2028 (a)(r)	Upstart	08/09/2023	4,223	4,202	4,165
L3914293.SRDUP, 20.60%, 08/04/2028 (a)(o)(r)	Upstart	08/09/2023	1,369	1,362	1,351
L3914449.SRDUP, 13.16%, 08/04/2026 (a)(r)	Upstart	08/09/2023	1,144	1,138	1,136
L3914550.SRDUP, 22.82%, 08/04/2028 (a)(o)(r)	Upstart	08/09/2023	982	977	968
L3954127.SRDUP, 24.88%, 09/01/2028 (a)(r)	Upstart	09/07/2023	9,577	9,529	9,392
L3954160.SRDUP, 19.18%, 09/01/2026 (a)(r)	Upstart	09/07/2023	1,424	1,417	1,403
L3954179.SRDUP, 22.25%, 09/01/2028 (a)(r)	Upstart	09/07/2023	4,486	4,464	4,432
L3954255.SRDUP, 18.60%, 09/01/2028 (a)(r)	Upstart	09/07/2023	4,453	4,431	4,420
L3954299.SRDUP, 23.24%, 09/01/2028 (a)(r)	Upstart	09/07/2023	10,799	10,745	10,642
L3954326.SRDUP, 14.70%, 09/01/2026 (a)(r)	Upstart	09/07/2023	1,181	1,175	1,172
L3954362.SRDUP, 25.45%, 09/01/2028 (a)(r)	Upstart	09/07/2023	2,082	2,071	2,041
L3954367.SRDUP, 14.41%, 09/01/2026 (a)(r)	Upstart	09/07/2023	977	973	971
L3954373.SRDUP, 25.27%, 09/01/2028 (a)(r)	Upstart	09/07/2023	5,551	5,523	5,444
L3954432.SRDUP, 17.40%, 09/01/2026 (a)(o)(r)	Upstart	09/07/2023	3,000	2,985	1,476
L3954459.SRDUP, 22.46%, 09/01/2028 (a)(o)(r)	Upstart	09/07/2023	1,909	1,899	1,885
L3954509.SRDUP, 21.53%, 09/01/2028 (a)(r)	Upstart	09/07/2023	49,517	49,270	48,931
L3954554.SRDUP, 17.00%, 09/01/2028 (a)(r)	Upstart	09/07/2023	49,456	49,210	49,091
L3954555.SRDUP, 13.54%, 09/01/2028 (a)(r)	Upstart	09/07/2023	27,568	27,432	27,368
L3954573.SRDUP, 21.90%, 09/01/2028 (a)(r)	Upstart	09/07/2023	5,943	5,913	5,856
L3954788.SRDUP, 13.76%, 09/05/2026 (a)(r)	Upstart	09/08/2023	1,075	1,070	1,069
L3955588.SRDUP, 15.78%, 09/01/2028 (a)(r)	Upstart	09/07/2023	32,843	32,680	32,597
L3955689.SRDUP, 21.83%, 09/05/2028 (a)(r)	Upstart	09/08/2023	2,126	2,126	2,101
L3955761.SRDUP, 14.25%, 09/05/2026 (a)(r)	Upstart	09/08/2023	1,782	1,774	1,771
L3955810.SRDUP, 16.94%, 09/05/2026 (a)(r)	Upstart	09/08/2023	3,418	3,401	3,391
L3955816.SRDUP, 24.31%, 09/05/2028 (a)(r)	Upstart	09/08/2023	9,712	9,664	9,607
L3955821.SRDUP, 15.08%, 09/05/2026 (a)(r)	Upstart	09/08/2023	1,418	1,411	1,409
L3955835.SRDUP, 23.21%, 09/05/2028 (a)(r)	Upstart	09/08/2023	1,680	1,672	1,658
L3955838.SRDUP, 17.72%, 09/05/2028 (a)(r)	Upstart	09/08/2023	33,043	32,880	32,821
L3955869.SRDUP, 17.66%, 09/05/2028 (a)(r)	Upstart	09/08/2023	1,781	1,772	1,769
L3955981.SRDUP, 17.11%, 09/05/2028 (a)(r)	Upstart	09/08/2023	24,234	24,114	24,071
L3955987.SRDUP, 24.66%, 09/05/2028 (a)(r)	Upstart	09/08/2023	1,288	1,282	1,266
L3956012.SRDUP, 21.17%, 09/05/2026 (a)(r)	Upstart	09/08/2023	1,930	1,921	1,905
L3956047.SRDUP, 14.69%, 09/05/2026 (a)(r)	Upstart	09/08/2023	4,888	4,864	4,850
L3956090.SRDUP, 10.42%, 09/05/2026 (a)(r)	Upstart	09/08/2023	4,880	4,857	4,861
L3956096.SRDUP, 11.81%, 09/05/2028 (a)(r)	Upstart	09/08/2023	29,627	29,481	29,511
L3956119.SRDUP, 21.42%, 09/05/2028 (a)(r)	Upstart	09/08/2023	1,796	1,788	1,783
L3956164.SRDUP, 17.83%, 09/05/2028 (a)(r)	Upstart	09/08/2023	15,830	15,751	15,723
L3956173.SRDUP, 24.39%, 09/05/2028 (a)(r)	Upstart	09/08/2023	2,672	2,659	2,626
L3956198.SRDUP, 24.60%, 09/05/2028 (a)(r)	Upstart	09/08/2023	1,388	1,381	1,369
L3956230.SRDUP, 22.32%, 09/05/2028 (a)(r)	Upstart	09/08/2023	3,962	3,961	3,920
L3956243.SRDUP, 12.26%, 09/05/2028 (a)(r)	Upstart	09/08/2023	4,445	4,423	4,427
L3956264.SRDUP, 22.92%, 09/05/2028 (a)(r)	Upstart	09/08/2023	27,541	27,404	27,178
L3956267.SRDUP, 23.84%, 09/05/2028 (a)(r)	Upstart	09/08/2023	19,521	19,424	19,188
L3956273.SRDUP, 21.47%, 09/05/2028 (a)(r)	Upstart	09/08/2023	26,937	26,803	26,648
L3956281.SRDUP, 10.90%, 09/05/2028 (a)(r)	Upstart	09/08/2023	49,363	49,121	49,267

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
L3956290.SRDUP, 23.28%, 09/05/2028 (a)(r)	Upstart	09/08/2023	$991	$990	$978
L3956297.SRDUP, 21.53%, 09/05/2028 (a)(r)	Upstart	09/08/2023	1,486	1,478	1,470
L3956327.SRDUP, 20.43%, 09/05/2028 (a)(r)	Upstart	09/08/2023	10,482	10,429	10,408
L3956411.SRDUP, 23.31%, 09/05/2028 (a)(r)	Upstart	09/08/2023	8,422	8,380	8,310
L3956412.SRDUP, 20.73%, 09/05/2028 (a)(r)	Upstart	09/08/2023	11,288	11,232	11,140
L3956429.SRDUP, 14.24%, 09/05/2026 (a)(r)	Upstart	09/08/2023	977	973	972
L3956466.SRDUP, 21.53%, 09/05/2028 (a)(r)	Upstart	09/08/2023	11,290	11,234	11,142
L3956484.SRDUP, 15.55%, 09/05/2026 (a)(r)	Upstart	09/08/2023	7,823	7,785	7,762
L3956487.SRDUP, 24.37%, 09/05/2028 (a)(r)	Upstart	09/08/2023	14,259	14,188	14,064
L3956508.SRDUP, 14.39%, 09/05/2028 (a)(r)	Upstart	09/08/2023	1,184	1,178	1,176
L3956519.SRDUP, 23.18%, 09/05/2028 (a)(r)	Upstart	09/08/2023	2,930	2,916	2,891
L3956684.SRDUP, 25.44%, 09/05/2028 (a)(r)	Upstart	09/08/2023	4,758	4,735	4,677
L3956717.SRDUP, 21.62%, 09/05/2028 (a)(r)	Upstart	09/08/2023	6,933	6,898	6,842
L3956751.SRDUP, 21.26%, 09/05/2028 (a)(r)	Upstart	09/08/2023	6,932	6,898	6,841
L3957243.SRDUP, 17.46%, 09/05/2028 (a)(r)	Upstart	09/08/2023	7,914	7,875	7,882
L3957334.SRDUP, 19.23%, 09/05/2028 (a)(r)	Upstart	09/08/2023	11,914	11,854	11,830
L3957528.SRDUP, 16.67%, 09/05/2028 (a)(r)	Upstart	09/08/2023	49,451	49,207	49,120
L3957561.SRDUP, 14.62%, 09/05/2028 (a)(r)	Upstart	09/08/2023	23,722	23,605	23,628
L3957725.SRDUP, 19.65%, 09/05/2026 (a)(r)	Upstart	09/08/2023	5,875	5,846	5,829
L3957863.SRDUP, 20.18%, 09/05/2026 (a)(r)	Upstart	09/08/2023	1,273	1,267	1,257
L3958164.SRDUP, 22.95%, 09/05/2028 (a)(r)	Upstart	09/08/2023	1,486	1,479	1,466
L3958512.SRDUP, 21.73%, 09/05/2028 (a)(r)	Upstart	09/08/2023	19,808	19,710	19,548
L3958578.SRDUP, 20.17%, 09/05/2028 (a)(r)	Upstart	09/08/2023	1,089	1,084	1,077
L3958903.SRDUP, 16.62%, 09/05/2028 (a)(r)	Upstart	09/08/2023	48,732	48,735	48,400
L3958982.SRDUP, 21.50%, 09/05/2028 (a)(r)	Upstart	09/08/2023	39,811	39,614	39,289
L3959169.SRDUP, 17.84%, 09/05/2028 (a)(r)	Upstart	09/08/2023	14,833	14,759	14,676
L3959277.SRDUP, 14.83%, 09/05/2028 (a)(r)	Upstart	09/08/2023	4,349	4,328	4,320
L3959333.SRDUP, 23.27%, 09/05/2028 (a)(r)	Upstart	09/11/2023	13,871	13,895	13,721
L3959379.SRDUP, 15.62%, 09/05/2028 (a)(r)	Upstart	09/08/2023	7,613	7,614	7,562
L3959963.SRDUP, 22.58%, 09/05/2028 (a)(r)	Upstart	09/08/2023	49,530	49,284	48,997
L3959969.SRDUP, 24.18%, 09/05/2028 (a)(r)	Upstart	09/08/2023	1,189	1,183	1,169
L3960127.SRDUP, 19.07%, 09/05/2028 (a)(r)	Upstart	09/08/2023	6,631	6,598	6,561
L3960142.SRDUP, 16.19%, 09/05/2028 (a)(r)	Upstart	09/08/2023	14,813	14,740	14,714
L3960552.SRDUP, 20.34%, 09/06/2028 (a)(r)	Upstart	09/11/2023	9,801	9,753	9,700
L3960794.SRDUP, 20.42%, 09/06/2028 (a)(r)	Upstart	09/11/2023	49,475	49,229	48,960
L3960920.SRDUP, 23.62%, 09/06/2028 (a)(r)	Upstart	09/11/2023	2,180	2,169	2,157
L3961216.SRDUP, 16.08%, 09/06/2028 (a)(r)	Upstart	09/11/2023	34,610	34,439	34,385
L4007525.SRDUP, 12.42%, 10/10/2028 (a)(r)	Upstart	10/13/2023	25,000	24,875	24,947
L4007982.SRDUP, 20.96%, 10/06/2028 (a)(r)	Upstart	10/12/2023	12,600	12,537	12,509
L4008005.SRDUP, 19.80%, 10/06/2028 (a)(r)	Upstart	10/12/2023	6,000	5,970	5,957
L4008044.SRDUP, 15.34%, 10/06/2026 (a)(r)	Upstart	10/12/2023	10,000	9,950	9,943
L4008049.SRDUP, 21.83%, 10/06/2028 (a)(r)	Upstart	10/12/2023	4,600	4,577	4,559
L4008052.SRDUP, 17.66%, 10/06/2028 (a)(r)	Upstart	10/12/2023	18,900	18,806	18,764
L4008092.SRDUP, 12.27%, 10/06/2028 (a)(r)	Upstart	10/12/2023	33,000	32,835	32,918
L4008120.SRDUP, 20.29%, 10/06/2028 (a)(r)	Upstart	10/12/2023	2,058	2,048	2,042
L4008129.SRDUP, 22.58%, 10/06/2028 (a)(r)	Upstart	10/12/2023	21,000	20,895	20,812
L4008136.SRDUP, 14.69%, 10/06/2028 (a)(r)	Upstart	10/12/2023	22,600	22,487	22,502
L4008152.SRDUP, 18.94%, 10/06/2028 (a)(r)	Upstart	10/12/2023	10,700	10,684	10,623
L4008179.SRDUP, 17.17%, 10/06/2028 (a)(r)	Upstart	10/12/2023	15,000	14,925	14,934
L4008234.SRDUP, 20.38%, 10/06/2028 (a)(r)	Upstart	10/12/2023	25,000	24,875	24,778
L4008235.SRDUP, 22.93%, 10/06/2028 (a)(r)	Upstart	10/12/2023	30,600	30,447	30,326
L4008262.SRDUP, 17.39%, 10/06/2028 (a)(r)	Upstart	10/12/2023	10,800	10,746	10,753
L4008264.SRDUP, 16.33%, 10/06/2028 (a)(r)	Upstart	10/12/2023	20,000	19,900	19,913
L4008267.SRDUP, 11.61%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,000	995	999
L4008269.SRDUP, 18.11%, 10/06/2026 (a)(r)	Upstart	10/12/2023	302	301	301
L4008279.SRDUP, 16.67%, 10/06/2028 (a)(r)	Upstart	10/12/2023	14,000	13,930	13,939
L4008293.SRDUP, 18.32%, 10/06/2026 (a)(r)	Upstart	10/12/2023	681	677	673

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
L4008296.SRDUP, 15.63%, 10/06/2026 (a)(r)	Upstart	10/12/2023	$1,500	$1,493	$1,491
L4008337.SRDUP, 21.04%, 10/06/2028 (a)(r)	Upstart	10/12/2023	17,000	16,915	16,877
L4008356.SRDUP, 19.19%, 10/06/2026 (a)(r)	Upstart	10/12/2023	2,300	2,289	2,280
L4008357.SRDUP, 22.06%, 10/06/2028 (a)(r)	Upstart	10/12/2023	25,000	24,875	24,776
L4008372.SRDUP, 12.35%, 10/06/2028 (a)(r)	Upstart	10/12/2023	5,600	5,572	5,586
L4008374.SRDUP, 18.25%, 10/06/2026 (a)(r)	Upstart	10/12/2023	1,300	1,294	1,292
L4008380.SRDUP, 23.45%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,000	995	991
L4008385.SRDUP, 14.87%, 10/06/2028 (a)(r)	Upstart	10/12/2023	5,100	5,075	5,078
L4008387.SRDUP, 18.96%, 10/06/2028 (a)(r)	Upstart	10/12/2023	3,000	2,985	2,987
L4008395.SRDUP, 24.01%, 10/06/2028 (a)(r)	Upstart	10/12/2023	16,600	16,517	16,478
L4008409.SRDUP, 21.11%, 10/06/2028 (a)(r)	Upstart	10/12/2023	15,000	14,925	14,866
L4008420.SRDUP, 20.50%, 10/06/2028 (a)(r)	Upstart	10/12/2023	50,000	49,750	49,638
L4008451.SRDUP, 17.84%, 10/06/2028 (a)(r)	Upstart	10/12/2023	9,000	8,955	8,961
L4008452.SRDUP, 21.33%, 10/06/2028 (a)(r)	Upstart	10/12/2023	50,000	49,750	49,554
L4008497.SRDUP, 15.95%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,000	995	996
L4008507.SRDUP, 23.06%, 10/06/2028 (a)(r)	Upstart	10/12/2023	6,700	6,667	6,651
L4008508.SRDUP, 20.53%, 10/06/2026 (a)(r)	Upstart	10/12/2023	17,600	17,512	17,444
L4008533.SRDUP, 20.84%, 10/06/2028 (a)(r)	Upstart	10/12/2023	4,600	4,577	4,567
L4008546.SRDUP, 11.15%, 10/06/2026 (a)(r)	Upstart	10/12/2023	2,300	2,289	2,295
L4008561.SRDUP, 22.42%, 10/06/2028 (a)(r)	Upstart	10/12/2023	2,700	2,687	2,676
L4008563.SRDUP, 20.43%, 10/06/2028 (a)(r)	Upstart	10/12/2023	14,585	14,512	14,474
L4008565.SRDUP, 23.28%, 10/06/2028 (a)(r)	Upstart	10/12/2023	30,800	30,646	30,523
L4008571.SRDUP, 22.06%, 10/06/2028 (a)(r)	Upstart	10/12/2023	50,000	49,750	49,636
L4008576.SRDUP, 17.03%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,400	1,393	1,394
L4008584.SRDUP, 17.11%, 10/06/2028 (a)(r)	Upstart	10/12/2023	11,200	11,144	11,151
L4008601.SRDUP, 19.80%, 10/06/2028 (a)(r)	Upstart	10/12/2023	3,400	3,383	3,375
L4008611.SRDUP, 23.40%, 10/06/2028 (a)(r)	Upstart	10/12/2023	1,500	1,493	1,487
L4008619.SRDUP, 13.75%, 10/06/2028 (a)(r)	Upstart	10/12/2023	33,400	33,350	33,316
L4008635.SRDUP, 20.27%, 10/06/2026 (a)(r)	Upstart	10/12/2023	6,500	6,468	6,442
L4008662.SRDUP, 20.92%, 10/06/2028 (a)(r)	Upstart	10/12/2023	3,000	2,985	2,978
L4008663.SRDUP, 16.96%, 10/06/2026 (a)(r)	Upstart	10/12/2023	10,900	10,846	10,837
L4008675.SRDUP, 16.62%, 10/06/2028 (a)(r)	Upstart	10/12/2023	4,500	4,478	4,488
L4008676.SRDUP, 13.72%, 10/06/2026 (a)(r)	Upstart	10/12/2023	16,306	16,225	16,267
L4008679.SRDUP, 13.51%, 10/06/2028 (a)(r)	Upstart	10/12/2023	50,000	49,925	49,785
L4008683.SRDUP, 13.46%, 10/06/2026 (a)(r)	Upstart	10/12/2023	13,000	12,935	12,952
L4008684.SRDUP, 19.68%, 10/06/2028 (a)(r)	Upstart	10/12/2023	25,000	24,875	24,889
L4008690.SRDUP, 18.54%, 10/06/2026 (a)(r)	Upstart	10/12/2023	7,300	7,264	7,272
L4008732.SRDUP, 20.94%, 10/06/2028 (a)(r)	Upstart	10/12/2023	50,000	49,750	49,637
L4008742.SRDUP, 19.16%, 10/06/2028 (a)(r)	Upstart	10/12/2023	5,700	5,672	5,659
L4008799.SRDUP, 17.73%, 10/06/2028 (a)(r)	Upstart	10/12/2023	6,800	6,766	6,751
L4008802.SRDUP, 14.95%, 10/06/2026 (a)(r)	Upstart	10/12/2023	8,980	8,935	8,927
L4009116.SRDUP, 23.47%, 10/06/2028 (a)(r)	Upstart	10/12/2023	5,560	5,532	5,507
L4009372.SRDUP, 11.70%, 10/06/2028 (a)(r)	Upstart	10/12/2023	35,000	34,825	34,913
L4009414.SRDUP, 17.39%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,400	3,395	3,387
L4009582.SRDUP, 23.38%, 10/06/2028 (a)(r)	Upstart	10/12/2023	13,600	13,532	13,500
L4009689.SRDUP, 19.05%, 10/06/2028 (a)(r)	Upstart	10/12/2023	10,000	9,950	9,956
L4009738.SRDUP, 12.18%, 10/06/2026 (a)(r)	Upstart	10/12/2023	34,000	33,830	33,875
L4009761.SRDUP, 19.74%, 10/06/2026 (a)(r)	Upstart	10/12/2023	1,000	995	991
L4009878.SRDUP, 18.12%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,000	2,985	2,993
L4009943.SRDUP, 23.02%, 10/10/2028 (a)(r)	Upstart	10/13/2023	22,600	22,487	22,429
L4009993.SRDUP, 23.51%, 10/10/2028 (a)(r)	Upstart	10/13/2023	9,967	9,917	9,892
L4010071.SRDUP, 20.99%, 10/10/2028 (a)(r)	Upstart	10/13/2023	16,000	15,920	15,939
L4010303.SRDUP, 18.89%, 10/10/2028 (a)(r)	Upstart	10/13/2023	7,200	7,164	7,156
L4010402.SRDUP, 23.01%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,400	1,393	1,389
L4010443.SRDUP, 19.61%, 10/10/2028 (a)(r)	Upstart	10/13/2023	20,000	19,900	19,878
L4010561.SRDUP, 12.05%, 10/10/2028 (a)(r)	Upstart	10/13/2023	50,000	49,750	49,895
L4010910.SRDUP, 20.65%, 10/10/2028 (a)(r)	Upstart	10/13/2023	50,000	49,750	49,693

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
United States - 4.5% (continued)
L4011063.SRDUP, 20.63%, 10/10/2028 (a)(r)	Upstart	10/13/2023	$18,000	$17,910	$17,890
L4011105.SRDUP, 22.47%, 10/10/2028 (a)(r)	Upstart	10/13/2023	8,000	7,960	7,939
L4011139.SRDUP, 15.25%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,000	2,985	2,989
L4011207.SRDUP, 21.69%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,179	1,173	1,170
L4011229.SRDUP, 17.78%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,900	3,881	3,885
L4011256.SRDUP, 22.34%, 10/10/2028 (a)(r)	Upstart	10/13/2023	20,045	19,945	19,916
L4011423.SRDUP, 23.22%, 10/10/2028 (a)(r)	Upstart	10/13/2023	14,712	14,639	14,595
L4011503.SRDUP, 13.50%, 10/10/2028 (a)(r)	Upstart	10/13/2023	16,600	16,517	16,565
L4011511.SRDUP, 22.39%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,100	2,090	2,087
L4011517.SRDUP, 16.80%, 10/10/2028 (a)(r)	Upstart	10/13/2023	35,000	34,825	34,871
L4011526.SRDUP, 17.51%, 10/10/2028 (a)(r)	Upstart	10/13/2023	7,500	7,463	7,472
L4011587.SRDUP, 18.07%, 10/10/2028 (a)(r)	Upstart	10/13/2023	19,300	19,204	19,228
L4011938.SRDUP, 12.95%, 10/10/2028 (a)(r)	Upstart	10/13/2023	49,000	48,755	48,896
L4012063.SRDUP, 22.95%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,400	1,398	1,389
L4012074.SRDUP, 16.98%, 10/10/2028 (a)(r)	Upstart	10/13/2023	22,600	22,487	22,516
L4012174.SRDUP, 21.99%, 10/10/2028 (a)(r)	Upstart	10/13/2023	7,000	6,965	6,947
L4012203.SRDUP, 15.00%, 10/10/2028 (a)(r)	Upstart	10/13/2023	11,300	11,283	11,276
L4012216.SRDUP, 17.96%, 10/10/2028 (a)(r)	Upstart	10/13/2023	15,000	14,925	14,944
L4012238.SRDUP, 24.00%, 10/10/2028 (a)(r)	Upstart	10/13/2023	13,400	13,333	13,317
L4012374.SRDUP, 23.26%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,000	2,985	2,981
L4012445.SRDUP, 21.66%, 10/10/2026 (a)(r)	Upstart	10/13/2023	4,200	4,179	4,168
L4012462.SRDUP, 19.93%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,000	4,975	4,969
L4012536.SRDUP, 21.94%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,000	2,985	2,977
L4012568.SRDUP, 21.56%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,700	5,672	5,657
L4012668.SRDUP, 21.76%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,100	3,085	3,081
L4012708.SRDUP, 11.54%, 10/10/2026 (a)(r)	Upstart	10/13/2023	3,000	2,996	2,994
L4012712.SRDUP, 16.82%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,508	5,480	5,495
L4012740.SRDUP, 21.32%, 10/10/2028 (a)(r)	Upstart	10/13/2023	22,500	22,388	22,415
L4012745.SRDUP, 11.19%, 10/10/2026 (a)(r)	Upstart	10/13/2023	6,000	5,970	5,988
L4012802.SRDUP, 14.60%, 10/10/2026 (a)(r)	Upstart	10/13/2023	20,000	19,900	19,937
L4012811.SRDUP, 20.16%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,400	3,395	3,379
L4012837.SRDUP, 17.26%, 10/10/2028 (a)(r)	Upstart	10/13/2023	2,000	1,990	1,996
L4012858.SRDUP, 19.56%, 10/10/2026 (a)(r)	Upstart	10/13/2023	1,200	1,194	1,194
L4012878.SRDUP, 22.72%, 10/10/2028 (a)(r)	Upstart	10/13/2023	22,500	22,388	22,330
L4012893.SRDUP, 13.34%, 10/10/2028 (a)(r)	Upstart	10/13/2023	25,200	25,074	25,146
L4012899.SRDUP, 14.84%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,431	3,414	3,418
L4012904.SRDUP, 16.36%, 10/10/2028 (a)(r)	Upstart	10/13/2023	15,500	15,423	15,443
L4012951.SRDUP, 20.55%, 10/10/2028 (a)(r)	Upstart	10/13/2023	11,300	11,243	11,257
L4012990.SRDUP, 17.92%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,300	1,293	1,295
L4013032.SRDUP, 23.57%, 10/10/2028 (a)(r)	Upstart	10/13/2023	25,500	25,372	25,306
L4013165.SRDUP, 15.48%, 10/10/2028 (a)(r)	Upstart	10/13/2023	15,500	15,422	15,443
L4013189.SRDUP, 10.70%, 10/10/2026 (a)(r)	Upstart	10/13/2023	4,000	3,980	3,992
L4013214.SRDUP, 22.61%, 10/10/2028 (a)(r)	Upstart	10/13/2023	6,400	6,368	6,352
L4013562.SRDUP, 22.93%, 10/10/2028 (a)(r)	Upstart	10/13/2023	3,400	3,383	3,379
L4013573.SRDUP, 15.30%, 10/10/2028 (a)(r)	Upstart	10/13/2023	15,000	14,977	14,945
L4013643.SRDUP, 21.61%, 10/10/2028 (a)(r)	Upstart	10/13/2023	1,000	995	994
L4013782.SRDUP, 12.51%, 10/10/2026 (a)(r)	Upstart	10/13/2023	4,000	3,980	3,988
L4014155.SRDUP, 15.84%, 10/10/2028 (a)(r)	Upstart	10/13/2023	50,000	49,750	49,816
L4014639.SRDUP, 11.40%, 10/10/2028 (a)(r)	Upstart	10/13/2023	17,000	16,915	16,982
L4014640.SRDUP, 18.86%, 10/10/2026 (a)(r)	Upstart	10/13/2023	28,300	28,158	28,160
L4014835.SRDUP, 24.03%, 10/10/2028 (a)(r)	Upstart	10/13/2023	11,200	11,183	11,115
L4015135.SRDUP, 20.62%, 10/10/2028 (a)(r)	Upstart	10/13/2023	5,000	4,975	4,969
L4015484.SRDUP, 15.23%, 10/10/2028 (a)(r)	Upstart	10/13/2023	20,000	19,900	19,927
L4015653.SRDUP, 24.40%, 10/11/2028 (a)(r)	Upstart	10/16/2023	6,409	6,399	6,358
L4015659.SRDUP, 23.24%, 10/11/2028 (a)(r)	Upstart	10/16/2023	3,400	3,383	3,362

Total Consumer Loans (Cost $52,587,442)				52,587,442	47,124,991

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	PLATFORM	ORIGINAL ACQUISITION DATE	PRINCIPAL AMOUNT	COST	VALUE
Student Loans (l) - 0.0%
United States (l) - 0.0%
L3283479.SRDUP, 17.33%, 07/20/2027 (a)(r)	Upstart	07/25/2022	$5,504	$5,504	$5,480
L3291812.SRDUP, 17.77%, 07/22/2027 (a)(r)	Upstart	07/27/2022	4,131	4,131	4,111
L3294068.SRDUP, 24.04%, 07/25/2027 (a)(o)(r)	Upstart	07/28/2022	1,085	1,085	160
L3300956.SRDUP, 22.06%, 07/27/2027 (a)(o)(r)	Upstart	08/01/2022	8,829	8,829	8,837
L3320263.SRDUP, 21.57%, 08/03/2027 (a)(r)	Upstart	08/08/2022	2,982	2,906	2,960
L3321408.SRDUP, 15.62%, 08/04/2027 (a)(o)(r)	Upstart	08/09/2022	10,902	10,633	10,818
L3324892.SRDUP, 17.55%, 08/05/2027 (a)(o)(r)	Upstart	08/10/2022	1,006	977	998
L3325120.SRDUP, 15.78%, 08/05/2027 (a)(o)(r)	Upstart	08/10/2022	8,402	8,150	2,102
L3325729.SRDUP, 24.30%, 08/05/2027 (a)(r)	Upstart	08/10/2022	2,153	2,097	2,137
L3332346.SRDUP, 18.70%, 08/09/2027 (a)(o)(r)	Upstart	08/12/2022	1,872	1,816	166
L3382376.SRDUP, 16.97%, 09/01/2027 (a)(r)	Upstart	09/07/2022	3,563	3,473	3,531
L3385912.SRDUP, 14.81%, 09/02/2027 (a)(r)	Upstart	09/08/2022	12,597	12,257	12,492
L3487758.SRDUP, 16.74%, 10/13/2027 (a)(r)	Upstart	10/18/2022	3,245	3,162	3,222
L3899746.SRDUP, 19.55%, 08/02/2026 (a)(r)	Upstart	08/07/2023	4,792	4,769	4,726

Total Student Loans (Cost $69,789)				69,789	61,740

Total Whole Loans (Cost $52,657,231)					47,186,731

TOTAL INVESTMENTS (Cost $1,052,523,149) - 101.0%					1,061,878,148

OTHER LIABILITIES IN EXCESS OF ASSETS - (1.0)%					(11,300,440)

TOTAL NET ASSETS - 100.0%					$1,050,577,708

Principal amounts stated in U.S. dollars unless otherwise stated.

Percentages are stated as a percent of net assets.

(a)	Security is fair valued by a third-party valuation specialist pursuant to procedures approved by the Board of Trustees. Value is determined using significant unobservable inputs.
(b)	Security is restricted to resale to institutional investors. The aggregate value of these securities is $101,199,780, which represents 9.6% of net assets.
(c)	Underlying holdings are consumer loans.
(d)	Underlying holdings are mortgages.
(e)	Country shown is geographic area of peril risk.
(f)

Foreign issued security. Total foreign securities by country of domicile are $369,858,815. Foreign concentration is as follows: Bermuda: 31.1%, Cayman Islands: 1.2%, Singapore: 1.2%, Ireland: 0.8%, Supranational: 0.8%, and Hong Kong: 0.1%.

(g)

Variable rate security. Reference rates as of October 31, 2023 are as follows: Secured Overnight Financing Rate (SOFR) 5.32%, 3 Month Euribor 3.95%, T-Bill 3 Month 5.48%, and 3 Month Libor 5.65%. Actual reference rates may vary based on the reset date of the security.

(h)	Security is restricted as to resale.
(i)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at October 31, 2023 was $293,903,755, which represents 28.0% of net assets.

(j)	Value determined using significant unobservable inputs.
(k)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(l)	Rounds to Zero.
(m)	Affiliated company. See Note 3.
(n)

Security is fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $53,457,662, which represents 5.1% of net assets.

(o)	Non-income producing security.
(p)	Rate shown is the 7-day effective yield.
(q)	All or a portion of this security is held as collateral for derivative contracts.
(r)	Security may be deemed restricted to resale to institutional investors. The aggregate value of these securities is $47,186,731 which represents 4.5% of net assets.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
CALL OPTIONS
Aluminum Future, Expires 11/27/2023 Strike Price $2,300.00	5	$283,125.00	$3,500
Aluminum Future, Expires 11/27/2023 Strike Price $2,325.00	5	283,125	2,563
Aluminum Future, Expires 11/27/2023 Strike Price $2,350.00	5	283,125	1,844
Australian Dollar Future, Expires 11/03/2023 Strike Price $64.00	174	11,052,480	20,880
Australian Dollar Future, Expires 11/03/2023 Strike Price $64.25	25	1,588,000	1,750
Australian Dollar Future, Expires 11/03/2023 Strike Price $64.50	245	15,562,400	8,575
Australian Dollar Future, Expires 11/03/2023 Strike Price $64.75	311	19,754,720	6,220
Australian Dollar Future, Expires 11/03/2023 Strike Price $65.00	409	25,979,680	4,090
Australian Dollar Future, Expires 11/03/2023 Strike Price $65.25	150	9,528,000	750
Australian Dollar Future, Expires 11/03/2023 Strike Price $65.50	201	12,767,520	1,005
Australian Dollar Future, Expires 11/03/2023 Strike Price $65.75	75	4,764,000	375
Australian Dollar Future, Expires 11/03/2023 Strike Price $66.00	233	14,800,160	1,165
Australian Dollar Future, Expires 11/03/2023 Strike Price $66.25	25	1,588,000	125
Australian Dollar Future, Expires 11/03/2023 Strike Price $66.50	137	8,702,240	685
Australian Dollar Future, Expires 11/03/2023 Strike Price $67.00	78	4,954,560	390
Australian Dollar Future, Expires 12/08/2023 Strike Price $65.00	62	3,938,240	17,980
Australian Dollar Future, Expires 12/08/2023 Strike Price $65.50	184	11,687,680	33,120
Australian Dollar Future, Expires 12/08/2023 Strike Price $66.00	82	5,208,640	9,020
Australian Dollar Future, Expires 12/08/2023 Strike Price $66.50	1	63,520	70
Australian Dollar Future, Expires 12/08/2023 Strike Price $67.50	9	571,680	270
Australian Dollar Future, Expires 12/08/2023 Strike Price $68.00	20	1,270,400	400
British Pound Future, Expires 11/03/2023 Strike Price $121.75	28	2,126,950	6,825
British Pound Future, Expires 11/03/2023 Strike Price $122.00	50	3,798,125	9,062
British Pound Future, Expires 11/03/2023 Strike Price $122.50	110	8,355,875	10,313
British Pound Future, Expires 11/03/2023 Strike Price $122.75	56	4,253,900	3,500
British Pound Future, Expires 11/03/2023 Strike Price $123.00	339	25,751,288	14,831
British Pound Future, Expires 11/03/2023 Strike Price $123.25	232	17,623,300	7,250
British Pound Future, Expires 11/03/2023 Strike Price $123.50	421	31,980,213	7,894
British Pound Future, Expires 11/03/2023 Strike Price $123.75	102	7,748,175	1,275
British Pound Future, Expires 11/03/2023 Strike Price $124.00	191	14,508,838	1,194
British Pound Future, Expires 11/03/2023 Strike Price $124.25	77	5,849,113	481
British Pound Future, Expires 11/03/2023 Strike Price $124.50	136	10,330,900	850
British Pound Future, Expires 11/03/2023 Strike Price $125.00	21	1,595,213	131
British Pound Future, Expires 11/03/2023 Strike Price $125.50	41	3,114,463	256
British Pound Future, Expires 11/03/2023 Strike Price $126.50	2	151,925	12
British Pound Future, Expires 11/03/2023 Strike Price $128.00	2	151,925	12
British Pound Future, Expires 11/03/2023 Strike Price $128.50	7	531,738	44
British Pound Future, Expires 11/03/2023 Strike Price $129.00	51	3,874,088	319
British Pound Future, Expires 11/03/2023 Strike Price $129.50	50	3,798,125	313
British Pound Future, Expires 11/03/2023 Strike Price $130.00	30	2,278,875	187
British Pound Future, Expires 11/03/2023 Strike Price $130.50	2	151,925	12
British Pound Future, Expires 11/03/2023 Strike Price $131.00	10	759,625	62
British Pound Future, Expires 12/08/2023 Strike Price $124.00	5	379,813	1,063
British Pound Future, Expires 12/08/2023 Strike Price $125.50	68	5,165,450	5,525
British Pound Future, Expires 12/08/2023 Strike Price $126.00	31	2,354,838	1,744
British Pound Future, Expires 12/08/2023 Strike Price $128.00	2	151,925	38
British Pound Future, Expires 12/08/2023 Strike Price $128.50	2	151,925	37
Canadian Dollar Future, Expires 11/03/2023 Strike Price $72.75	25	1,804,250	750
Canadian Dollar Future, Expires 11/03/2023 Strike Price $73.50	125	9,021,250	625
Canadian Dollar Future, Expires 11/03/2023 Strike Price $74.00	500	36,085,000	2,500
Canadian Dollar Future, Expires 11/03/2023 Strike Price $74.25	157	11,330,690	785
Canadian Dollar Future, Expires 11/03/2023 Strike Price $74.50	464	33,486,880	2,320
Canadian Dollar Future, Expires 11/03/2023 Strike Price $75.00	227	16,382,590	1,135
Canadian Dollar Future, Expires 11/03/2023 Strike Price $75.50	125	9,021,250	625
Canadian Dollar Future, Expires 11/03/2023 Strike Price $76.00	25	1,804,250	125

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Canadian Dollar Future, Expires 12/08/2023 Strike Price $73.00	90	$6,495,300	$19,800
Canadian Dollar Future, Expires 12/08/2023 Strike Price $73.50	175	12,629,750	19,250
Canadian Dollar Future, Expires 12/08/2023 Strike Price $74.00	140	10,103,800	7,000
Canadian Dollar Future, Expires 12/08/2023 Strike Price $74.50	308	22,228,360	7,700
Canadian Dollar Future, Expires 12/08/2023 Strike Price $75.00	175	12,629,750	2,625
Canadian Dollar Future, Expires 12/08/2023 Strike Price $75.50	50	3,608,500	500
Canadian Dollar Future, Expires 12/08/2023 Strike Price $76.00	1	72,170	10
Canadian Dollar Future, Expires 12/08/2023 Strike Price $76.50	10	721,700	50
CBOE SPX Volatility Index, Expires 11/15/2023 Strike Price $28.00	250	453,500	5,250
CBOE SPX Volatility Index, Expires 11/15/2023 Strike Price $29.00	350	634,900	6,650
CBOE SPX Volatility Index, Expires 11/15/2023 Strike Price $30.00	500	907,000	9,000
CBOE SPX Volatility Index, Expires 11/15/2023 Strike Price $31.00	725	1,315,150	11,963
CBOE SPX Volatility Index, Expires 11/15/2023 Strike Price $32.00	650	1,179,100	10,075
CBOE SPX Volatility Index, Expires 11/15/2023 Strike Price $33.00	600	1,088,400	8,700
CBOE SPX Volatility Index, Expires 11/15/2023 Strike Price $34.00	450	816,300	6,075
CBOE SPX Volatility Index, Expires 11/15/2023 Strike Price $35.00	234	424,476	3,042
CBOE SPX Volatility Index, Expires 11/15/2023 Strike Price $36.00	200	362,800	2,400
CBOE SPX Volatility Index, Expires 11/15/2023 Strike Price $37.00	100	181,400	1,200
CBOE SPX Volatility Index, Expires 11/15/2023 Strike Price $38.00	50	90,700	525
CBOE SPX Volatility Index, Expires 11/15/2023 Strike Price $39.00	50	90,700	525
CBOE SPX Volatility Index, Expires 11/15/2023 Strike Price $40.00	100	181,400	950
CBOE SPX Volatility Index, Expires 11/15/2023 Strike Price $42.50	50	90,700	425
Cocoa Future, Expires 11/03/2023 Strike Price $3,500.00	21	801,570	66,780
Cocoa Future, Expires 11/03/2023 Strike Price $3,550.00	68	2,595,560	182,240
Cocoa Future, Expires 11/03/2023 Strike Price $3,600.00	299	11,412,830	654,810
Cocoa Future, Expires 11/03/2023 Strike Price $3,650.00	294	11,221,980	502,740
Cocoa Future, Expires 11/03/2023 Strike Price $3,700.00	300	11,451,000	372,000
Cocoa Future, Expires 11/03/2023 Strike Price $3,750.00	300	11,451,000	246,000
Cocoa Future, Expires 11/03/2023 Strike Price $3,800.00	300	11,451,000	144,000
Cocoa Future, Expires 11/03/2023 Strike Price $3,850.00	291	11,107,470	75,660
Cocoa Future, Expires 11/03/2023 Strike Price $3,900.00	306	11,680,020	39,780
Cocoa Future, Expires 11/03/2023 Strike Price $3,950.00	185	7,061,450	11,100
Cocoa Future, Expires 11/03/2023 Strike Price $4,000.00	116	4,427,720	3,480
Cocoa Future, Expires 11/03/2023 Strike Price $4,100.00	50	1,908,500	500
Cocoa Future, Expires 11/03/2023 Strike Price $4,250.00	14	534,380	140
Cocoa Future, Expires 11/03/2023 Strike Price $4,300.00	9	343,530	90
Cocoa Future, Expires 11/03/2023 Strike Price $4,350.00	10	381,700	100
Cocoa Future, Expires 12/01/2023 Strike Price $3,800.00	28	1,077,160	37,800
Cocoa Future, Expires 12/01/2023 Strike Price $3,850.00	92	3,539,240	101,200
Cocoa Future, Expires 12/01/2023 Strike Price $3,900.00	81	3,116,070	72,900
Cocoa Future, Expires 12/01/2023 Strike Price $3,950.00	121	4,654,870	88,330
Cocoa Future, Expires 12/01/2023 Strike Price $4,000.00	160	6,155,200	94,400
Cocoa Future, Expires 12/01/2023 Strike Price $4,050.00	231	8,886,570	108,570
Cocoa Future, Expires 12/01/2023 Strike Price $4,100.00	240	9,232,800	91,200
Cocoa Future, Expires 12/01/2023 Strike Price $4,150.00	245	9,425,150	75,950
Cocoa Future, Expires 12/01/2023 Strike Price $4,200.00	215	8,271,050	53,750
Cocoa Future, Expires 12/01/2023 Strike Price $4,250.00	182	7,001,540	38,220
Cocoa Future, Expires 12/01/2023 Strike Price $4,300.00	112	4,308,640	19,040
Cocoa Future, Expires 12/01/2023 Strike Price $4,350.00	7	269,290	980
Coffee ‘C’ Future, Expires 11/10/2023 Strike Price $155.00	14	878,325	66,413
Coffee ‘C’ Future, Expires 11/10/2023 Strike Price $157.50	30	1,882,125	116,663
Coffee ‘C’ Future, Expires 11/10/2023 Strike Price $160.00	218	13,676,775	674,438
Coffee ‘C’ Future, Expires 11/10/2023 Strike Price $162.50	219	13,739,513	519,030
Coffee ‘C’ Future, Expires 11/10/2023 Strike Price $165.00	241	15,119,738	419,340
Coffee ‘C’ Future, Expires 11/10/2023 Strike Price $167.50	166	10,414,425	202,312
Coffee ‘C’ Future, Expires 11/10/2023 Strike Price $170.00	113	7,089,338	93,649
Coffee ‘C’ Future, Expires 11/10/2023 Strike Price $172.50	46	2,885,925	25,358
Coffee ‘C’ Future, Expires 11/10/2023 Strike Price $180.00	25	1,568,438	4,313

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Corn Future, Expires 11/24/2023 Strike Price $485.00	133	$3,183,688	$39,069
Corn Future, Expires 11/24/2023 Strike Price $490.00	570	13,644,375	121,125
Corn Future, Expires 11/24/2023 Strike Price $495.00	970	23,219,375	151,562
Corn Future, Expires 11/24/2023 Strike Price $500.00	897	21,471,938	100,912
Corn Future, Expires 11/24/2023 Strike Price $505.00	580	13,883,750	47,125
Corn Future, Expires 11/24/2023 Strike Price $510.00	574	13,740,125	35,875
Corn Future, Expires 11/24/2023 Strike Price $515.00	303	7,253,063	13,256
Corn Future, Expires 11/24/2023 Strike Price $520.00	84	2,010,750	3,150
Corn Future, Expires 11/24/2023 Strike Price $525.00	40	957,500	1,000
Cotton Future, Expires 11/10/2023 Strike Price $82.00	34	1,380,740	16,660
Cotton Future, Expires 11/10/2023 Strike Price $83.00	329	13,360,690	108,570
Cotton Future, Expires 11/10/2023 Strike Price $84.00	459	18,639,990	98,685
Cotton Future, Expires 11/10/2023 Strike Price $85.00	639	25,949,790	92,655
Cotton Future, Expires 11/10/2023 Strike Price $86.00	338	13,726,180	33,800
Cotton Future, Expires 11/10/2023 Strike Price $87.00	129	5,238,690	9,030
Cotton Future, Expires 11/10/2023 Strike Price $88.00	61	2,477,210	3,050
Cotton Future, Expires 11/10/2023 Strike Price $89.00	43	1,746,230	1,505
Cotton Future, Expires 11/10/2023 Strike Price $90.00	81	3,289,410	2,430
Cotton Future, Expires 11/10/2023 Strike Price $91.00	16	649,760	320
Cotton Future, Expires 12/15/2023 Strike Price $88.00	11	459,305	5,005
Cotton Future, Expires 12/15/2023 Strike Price $89.00	16	668,080	5,920
Cotton Future, Expires 12/15/2023 Strike Price $90.00	18	751,590	5,490
Crude Oil Future, Expires 11/15/2023 Strike Price $105.50	34	2,754,680	4,080
Crude Oil Future, Expires 11/27/2023 Strike Price $100.00	25	2,125,500	14,250
Crude Oil Future, Expires 11/27/2023 Strike Price $100.50	21	1,785,420	11,340
Crude Oil Future, Expires 11/27/2023 Strike Price $101.00	22	1,870,440	11,440
Crude Oil Future, Expires 11/27/2023 Strike Price $101.50	18	1,530,360	9,000
Crude Oil Future, Expires 11/27/2023 Strike Price $102.00	47	3,995,940	22,560
Crude Oil Future, Expires 11/27/2023 Strike Price $102.50	45	3,825,900	20,700
Crude Oil Future, Expires 11/27/2023 Strike Price $103.00	25	2,125,500	11,000
Crude Oil Future, Expires 11/27/2023 Strike Price $103.50	33	2,805,660	14,190
Crude Oil Future, Expires 11/27/2023 Strike Price $104.00	16	1,360,320	6,560
Crude Oil Future, Expires 11/27/2023 Strike Price $104.50	17	1,445,340	6,800
Crude Oil Future, Expires 11/27/2023 Strike Price $105.00	53	4,506,060	20,140
Crude Oil Future, Expires 11/27/2023 Strike Price $105.50	21	1,785,420	7,770
Crude Oil Future, Expires 11/27/2023 Strike Price $106.00	33	2,805,660	11,880
Crude Oil Future, Expires 11/27/2023 Strike Price $107.00	14	1,190,280	4,620
Crude Oil Future, Expires 11/27/2023 Strike Price $107.50	15	1,275,300	4,800
Crude Oil Future, Expires 11/27/2023 Strike Price $108.50	6	510,120	1,800
Euro FX Future, Expires 11/03/2023 Strike Price $1.0600	74	9,805,000	36,075
Euro FX Future, Expires 11/03/2023 Strike Price $1.0625	19	2,517,500	6,413
Euro FX Future, Expires 11/03/2023 Strike Price $1.0650	236	31,270,000	56,050
Euro FX Future, Expires 11/03/2023 Strike Price $1.0675	36	4,770,000	5,400
Euro FX Future, Expires 11/03/2023 Strike Price $1.0700	167	22,127,500	14,613
Euro FX Future, Expires 11/03/2023 Strike Price $1.0750	99	13,117,500	3,094
Euro FX Future, Expires 11/03/2023 Strike Price $1.0850	84	11,130,000	525
Euro FX Future, Expires 11/03/2023 Strike Price $1.0900	102	13,515,000	637
Euro FX Future, Expires 11/03/2023 Strike Price $1.0950	25	3,312,500	156
Euro FX Future, Expires 11/03/2023 Strike Price $1.1000	25	3,312,500	156
Euro FX Future, Expires 11/03/2023 Strike Price $1.1050	50	6,625,000	312
Euro FX Future, Expires 12/08/2023 Strike Price $1.0650	58	7,685,000	52,925
Euro FX Future, Expires 12/08/2023 Strike Price $1.0700	129	17,092,500	85,462
Euro FX Future, Expires 12/08/2023 Strike Price $1.0750	68	9,010,000	32,300
Euro FX Future, Expires 12/08/2023 Strike Price $1.0800	50	6,625,000	16,250
Euro FX Future, Expires 12/08/2023 Strike Price $1.0850	19	2,517,500	4,275
Gold Future, Expires 11/27/2023 Strike Price $2,025.00	1	199,430	1,870
Gold Future, Expires 11/27/2023 Strike Price $2,050.00	2	398,860	2,500
Gold Future, Expires 11/27/2023 Strike Price $2,080.00	21	4,188,030	16,170

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Gold Future, Expires 11/27/2023 Strike Price $2,085.00	42	$8,376,060	$30,240
Gold Future, Expires 11/27/2023 Strike Price $2,090.00	68	13,561,240	44,880
Gold Future, Expires 11/27/2023 Strike Price $2,095.00	104	20,740,720	63,440
Gold Future, Expires 11/27/2023 Strike Price $2,100.00	105	20,940,150	59,850
Gold Future, Expires 11/27/2023 Strike Price $2,105.00	42	8,376,060	21,840
Gold Future, Expires 11/27/2023 Strike Price $2,110.00	43	8,575,490	21,070
Gold Future, Expires 11/27/2023 Strike Price $2,115.00	55	10,968,650	24,750
Gold Future, Expires 11/27/2023 Strike Price $2,120.00	52	10,370,360	21,840
Gold Future, Expires 11/27/2023 Strike Price $2,125.00	10	1,994,300	3,900
Gold Future, Expires 11/27/2023 Strike Price $2,130.00	4	797,720	1,440
Gold Future, Expires 11/27/2023 Strike Price $2,140.00	8	1,595,440	2,560
Gold Future, Expires 11/27/2023 Strike Price $2,145.00	15	2,991,450	4,500
HG Copper Future, Expires 11/27/2023 Strike Price $374.00	15	1,368,375	12,937
HG Copper Future, Expires 11/27/2023 Strike Price $375.00	35	3,192,875	27,562
HG Copper Future, Expires 11/27/2023 Strike Price $376.00	15	1,368,375	10,875
HG Copper Future, Expires 11/27/2023 Strike Price $377.00	49	4,470,025	32,463
HG Copper Future, Expires 11/27/2023 Strike Price $378.00	24	2,189,400	14,400
HG Copper Future, Expires 11/27/2023 Strike Price $379.00	40	3,649,000	22,000
HG Copper Future, Expires 11/27/2023 Strike Price $380.00	71	6,476,975	35,500
HG Copper Future, Expires 11/27/2023 Strike Price $381.00	86	7,845,350	38,700
HG Copper Future, Expires 11/27/2023 Strike Price $382.00	52	4,743,700	21,450
HG Copper Future, Expires 11/27/2023 Strike Price $383.00	56	5,108,600	21,000
HG Copper Future, Expires 11/27/2023 Strike Price $384.00	48	4,378,800	16,200
HG Copper Future, Expires 11/27/2023 Strike Price $385.00	19	1,733,275	5,938
HG Copper Future, Expires 11/27/2023 Strike Price $386.00	29	2,645,525	7,975
HG Copper Future, Expires 11/27/2023 Strike Price $387.00	20	1,824,500	5,000
HG Copper Future, Expires 11/27/2023 Strike Price $389.00	4	364,900	850
HG Copper Future, Expires 11/27/2023 Strike Price $390.00	1	91,225	187
HG Copper Future, Expires 11/27/2023 Strike Price $393.00	10	912,250	1,375
Japanese Yen Future, Expires 11/03/2023 Strike Price $67.75	25	2,077,188	1,875
Japanese Yen Future, Expires 11/03/2023 Strike Price $68.00	22	1,827,925	1,375
Japanese Yen Future, Expires 11/03/2023 Strike Price $68.50	260	21,602,750	9,750
Japanese Yen Future, Expires 11/03/2023 Strike Price $68.75	28	2,326,450	875
Japanese Yen Future, Expires 11/03/2023 Strike Price $69.00	167	13,875,613	4,175
Japanese Yen Future, Expires 11/03/2023 Strike Price $69.25	25	2,077,188	626
Japanese Yen Future, Expires 11/03/2023 Strike Price $69.50	46	3,822,025	863
Japanese Yen Future, Expires 11/03/2023 Strike Price $70.00	152	12,629,300	1,900
Japanese Yen Future, Expires 11/03/2023 Strike Price $70.50	59	4,902,163	738
Japanese Yen Future, Expires 11/03/2023 Strike Price $71.00	25	2,077,188	156
Japanese Yen Future, Expires 12/08/2023 Strike Price $68.00	25	2,077,188	9,687
Japanese Yen Future, Expires 12/08/2023 Strike Price $68.50	5	415,438	1,437
Japanese Yen Future, Expires 12/08/2023 Strike Price $69.00	137	11,382,988	29,112
Japanese Yen Future, Expires 12/08/2023 Strike Price $69.50	120	9,970,500	19,500
Japanese Yen Future, Expires 12/08/2023 Strike Price $70.00	111	9,222,713	13,875
Japanese Yen Future, Expires 12/08/2023 Strike Price $70.50	25	2,077,188	2,187
Japanese Yen Future, Expires 12/08/2023 Strike Price $71.00	38	3,157,325	2,850
Lean Hogs Future, Expires 12/18/2023 Strike Price $72.00	25	717,300	22,000
Lean Hogs Future, Expires 12/18/2023 Strike Price $73.00	150	4,303,800	105,000
Lean Hogs Future, Expires 12/18/2023 Strike Price $74.00	251	7,201,692	138,050
Lean Hogs Future, Expires 12/18/2023 Strike Price $75.00	242	6,943,464	101,640
Lean Hogs Future, Expires 12/18/2023 Strike Price $76.00	161	4,619,412	51,520
Lean Hogs Future, Expires 12/18/2023 Strike Price $77.00	100	2,869,200	25,000
Lean Hogs Future, Expires 12/18/2023 Strike Price $78.00	102	2,926,584	19,380
Lean Hogs Future, Expires 12/18/2023 Strike Price $86.00	42	1,205,064	1,680
Live Cattle Future, Expires 11/03/2023 Strike Price $181.00	25	1,835,500	28,250
Live Cattle Future, Expires 11/03/2023 Strike Price $182.00	50	3,671,000	40,000
Live Cattle Future, Expires 11/03/2023 Strike Price $188.00	150	11,013,000	6,000
Live Cattle Future, Expires 11/03/2023 Strike Price $189.00	128	9,397,760	3,840

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Live Cattle Future, Expires 11/03/2023 Strike Price $190.00	100	$7,342,000	$2,000
Live Cattle Future, Expires 11/03/2023 Strike Price $191.00	25	1,835,500	500
Live Cattle Future, Expires 11/03/2023 Strike Price $196.00	25	1,835,500	125
Live Cattle Future, Expires 12/01/2023 Strike Price $194.00	32	2,349,440	3,200
Live Cattle Future, Expires 12/01/2023 Strike Price $195.00	25	1,835,500	2,000
Live Cattle Future, Expires 12/01/2023 Strike Price $196.00	50	3,671,000	3,500
Live Cattle Future, Expires 12/01/2023 Strike Price $197.00	50	3,671,000	3,000
Natural Gas Future, Expires 11/27/2023 Strike Price $3.55	126	4,510,800	327,600
Natural Gas Future, Expires 11/27/2023 Strike Price $3.60	134	4,797,200	318,920
Natural Gas Future, Expires 11/27/2023 Strike Price $3.65	117	4,188,600	254,943
Silver Future, Expires 11/27/2023 Strike Price $25.20	2	229,500	1,140
Silver Future, Expires 11/27/2023 Strike Price $25.25	2	229,500	1,100
Silver Future, Expires 11/27/2023 Strike Price $25.45	2	229,500	950
Silver Future, Expires 11/27/2023 Strike Price $25.50	2	229,500	910
Silver Future, Expires 11/27/2023 Strike Price $25.55	5	573,750	2,200
Silver Future, Expires 11/27/2023 Strike Price $25.60	5	573,750	2,125
Silver Future, Expires 11/27/2023 Strike Price $25.65	9	1,032,750	3,690
Silver Future, Expires 11/27/2023 Strike Price $25.70	2	229,500	790
Silver Future, Expires 11/27/2023 Strike Price $25.75	12	1,377,000	4,620
Silver Future, Expires 11/27/2023 Strike Price $25.80	8	918,000	2,960
Silver Future, Expires 11/27/2023 Strike Price $25.85	4	459,000	1,440
Silver Future, Expires 11/27/2023 Strike Price $25.90	5	573,750	1,725
Silver Future, Expires 11/27/2023 Strike Price $25.95	11	1,262,250	3,685
Silver Future, Expires 11/27/2023 Strike Price $26.00	46	5,278,500	14,950
Silver Future, Expires 11/27/2023 Strike Price $26.05	5	573,750	1,575
Silver Future, Expires 11/27/2023 Strike Price $26.15	10	1,147,500	2,950
Silver Future, Expires 11/27/2023 Strike Price $26.20	5	573,750	1,425
Soybean Future, Expires 11/24/2023 Strike Price $1,310.00	39	2,555,475	39,244
Soybean Future, Expires 11/24/2023 Strike Price $1,320.00	152	9,959,800	118,750
Soybean Future, Expires 11/24/2023 Strike Price $1,330.00	192	12,580,800	114,000
Soybean Future, Expires 11/24/2023 Strike Price $1,340.00	256	16,774,400	113,600
Soybean Future, Expires 11/24/2023 Strike Price $1,350.00	427	27,979,175	138,775
Soybean Future, Expires 11/24/2023 Strike Price $1,360.00	457	29,944,925	108,537
Soybean Future, Expires 11/24/2023 Strike Price $1,370.00	439	28,765,475	74,081
Soybean Future, Expires 11/24/2023 Strike Price $1,380.00	308	20,181,700	38,500
Soybean Future, Expires 11/24/2023 Strike Price $1,390.00	295	19,329,875	27,656
Soybean Future, Expires 11/24/2023 Strike Price $1,400.00	154	10,090,850	10,588
Soybean Future, Expires 11/24/2023 Strike Price $1,410.00	54	3,538,350	2,700
Soybean Future, Expires 11/24/2023 Strike Price $1,420.00	6	393,150	225
Soybean Future, Expires 12/22/2023 Strike Price $1,440.00	67	4,390,175	10,050
Soybean Future, Expires 12/22/2023 Strike Price $1,450.00	5	327,625	767
Soybean Oil Future, Expires 11/24/2023 Strike Price $56.50	12	370,224	1,404
Soybean Oil Future, Expires 11/24/2023 Strike Price $57.00	86	2,653,272	7,998
Soybean Oil Future, Expires 11/24/2023 Strike Price $57.50	88	2,714,976	6,600
Soybean Oil Future, Expires 11/24/2023 Strike Price $58.00	110	3,393,720	6,600
Soybean Oil Future, Expires 11/24/2023 Strike Price $58.50	62	1,912,824	3,162
Soybean Oil Future, Expires 11/24/2023 Strike Price $59.00	62	1,912,824	2,604
Soybean Oil Future, Expires 11/24/2023 Strike Price $59.50	33	1,018,116	1,188
Soybean Oil Future, Expires 11/24/2023 Strike Price $60.00	35	1,079,820	1,155
Soybean Oil Future, Expires 11/24/2023 Strike Price $60.50	12	370,224	360
Soybean Oil Future, Expires 11/24/2023 Strike Price $61.00	6	185,112	162
Sugar Future, Expires 11/15/2023 Strike Price $28.25	36	1,092,269	8,064
Sugar Future, Expires 11/15/2023 Strike Price $28.50	175	5,309,640	31,360
Sugar Future, Expires 11/15/2023 Strike Price $28.75	328	9,951,782	47,757
Sugar Future, Expires 11/15/2023 Strike Price $29.00	473	14,351,198	52,976
Sugar Future, Expires 11/15/2023 Strike Price $29.25	392	11,893,594	35,123
Sugar Future, Expires 11/15/2023 Strike Price $29.50	275	8,343,720	18,480
Sugar Future, Expires 11/15/2023 Strike Price $29.75	315	9,557,352	17,640

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Sugar Future, Expires 11/15/2023 Strike Price $30.00	149	$4,520,779	$6,675
Sugar Future, Expires 11/15/2023 Strike Price $30.25	118	3,580,214	3,965
Sugar Future, Expires 11/15/2023 Strike Price $30.50	99	3,003,739	2,218
Sugar Future, Expires 11/15/2023 Strike Price $31.50	25	758,520	280
Sugar Future, Expires 12/15/2023 Strike Price $31.50	75	2,275,560	10,080
Sugar Future, Expires 12/15/2023 Strike Price $32.00	42	1,274,314	4,234
Sugar Future, Expires 12/15/2023 Strike Price $33.00	50	1,517,040	3,360
Sugar Future, Expires 12/15/2023 Strike Price $34.00	25	758,520	1,120
Wheat Future, Expires 11/24/2023 Strike Price $600.00	3	83,438	685
Wheat Future, Expires 11/24/2023 Strike Price $605.00	2	55,625	419
Wheat Future, Expires 11/24/2023 Strike Price $610.00	6	166,875	995
Wheat Future, Expires 11/24/2023 Strike Price $615.00	16	445,000	2,300
Wheat Future, Expires 11/24/2023 Strike Price $620.00	34	945,625	4,250
Wheat Future, Expires 11/24/2023 Strike Price $625.00	93	2,586,563	9,881
Wheat Future, Expires 11/24/2023 Strike Price $630.00	134	3,726,875	12,563
Wheat Future, Expires 11/24/2023 Strike Price $635.00	214	5,951,875	17,387
Wheat Future, Expires 11/24/2023 Strike Price $640.00	195	5,423,438	14,625
Wheat Future, Expires 11/24/2023 Strike Price $645.00	149	4,144,063	9,313
Wheat Future, Expires 11/24/2023 Strike Price $650.00	144	4,005,000	8,100
Wheat Future, Expires 11/24/2023 Strike Price $655.00	125	3,476,563	6,250
Wheat Future, Expires 11/24/2023 Strike Price $660.00	42	1,168,125	2,100
Wheat Future, Expires 11/24/2023 Strike Price $665.00	25	695,313	1,094

TOTAL CALL OPTIONS (Premiums Received $12,882,577)			10,282,256

PUT OPTIONS
Aluminum Future, Expires 11/27/2023 Strike Price $2,100.00	5	283,125	406
Aluminum Future, Expires 11/27/2023 Strike Price $2,125.00	5	283,125	594
Aluminum Future, Expires 11/27/2023 Strike Price $2,150.00	5	283,125	938
Australian Dollar Future, Expires 11/03/2023 Strike Price $61.00	50	3,176,000	500
Australian Dollar Future, Expires 11/03/2023 Strike Price $61.50	50	3,176,000	500
Australian Dollar Future, Expires 11/03/2023 Strike Price $62.00	147	9,337,440	2,940
Australian Dollar Future, Expires 11/03/2023 Strike Price $62.50	158	10,036,160	7,110
Australian Dollar Future, Expires 11/03/2023 Strike Price $62.75	100	6,352,000	7,000
Australian Dollar Future, Expires 11/03/2023 Strike Price $63.00	287	18,230,240	34,440
Australian Dollar Future, Expires 11/03/2023 Strike Price $63.25	125	7,940,000	23,750
Australian Dollar Future, Expires 11/03/2023 Strike Price $63.50	241	15,308,320	69,890
Australian Dollar Future, Expires 11/03/2023 Strike Price $63.75	175	11,116,000	75,250
Australian Dollar Future, Expires 12/08/2023 Strike Price $59.50	6	381,120	360
Australian Dollar Future, Expires 12/08/2023 Strike Price $60.00	22	1,397,440	1,760
Australian Dollar Future, Expires 12/08/2023 Strike Price $60.50	50	3,176,000	5,500
Australian Dollar Future, Expires 12/08/2023 Strike Price $61.50	25	1,588,000	5,750
British Pound Future, Expires 11/03/2023 Strike Price $117.00	17	1,291,363	106
British Pound Future, Expires 11/03/2023 Strike Price $117.50	35	2,658,688	219
British Pound Future, Expires 11/03/2023 Strike Price $118.00	25	1,899,063	156
British Pound Future, Expires 11/03/2023 Strike Price $118.50	72	5,469,300	450
British Pound Future, Expires 11/03/2023 Strike Price $119.00	14	1,063,475	87
British Pound Future, Expires 11/03/2023 Strike Price $119.50	153	11,622,263	2,869
British Pound Future, Expires 11/03/2023 Strike Price $120.00	186	14,129,025	6,975
British Pound Future, Expires 11/03/2023 Strike Price $120.50	331	25,143,588	28,962
British Pound Future, Expires 11/03/2023 Strike Price $120.75	140	10,634,750	16,625
British Pound Future, Expires 11/03/2023 Strike Price $121.00	380	28,865,750	64,125
British Pound Future, Expires 11/03/2023 Strike Price $121.25	227	17,243,488	51,075
British Pound Future, Expires 11/03/2023 Strike Price $121.50	209	15,876,163	61,394
British Pound Future, Expires 11/03/2023 Strike Price $121.75	150	11,394,375	56,250
British Pound Future, Expires 12/08/2023 Strike Price $115.00	25	1,899,063	937
Canadian Dollar Future, Expires 11/03/2023 Strike Price $71.00	4	288,680	60
Canadian Dollar Future, Expires 11/03/2023 Strike Price $71.25	10	721,700	200

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Canadian Dollar Future, Expires 11/03/2023 Strike Price $71.50	51	$3,680,670	$2,040
Canadian Dollar Future, Expires 11/03/2023 Strike Price $71.75	46	3,319,820	3,220
Canadian Dollar Future, Expires 11/03/2023 Strike Price $72.00	338	24,393,460	47,320
Canadian Dollar Future, Expires 11/03/2023 Strike Price $72.50	490	35,363,300	200,900
Canadian Dollar Future, Expires 11/03/2023 Strike Price $72.75	75	5,412,750	46,500
Canadian Dollar Future, Expires 11/03/2023 Strike Price $73.00	557	40,198,690	473,450
Canadian Dollar Future, Expires 11/03/2023 Strike Price $73.25	171	12,341,070	186,390
Canadian Dollar Future, Expires 11/03/2023 Strike Price $73.50	199	14,361,830	264,670
Canadian Dollar Future, Expires 12/08/2023 Strike Price $71.00	50	3,608,500	8,500
Canadian Dollar Future, Expires 12/08/2023 Strike Price $71.50	123	8,876,910	35,670
Canadian Dollar Future, Expires 12/08/2023 Strike Price $72.00	222	16,021,740	104,340
Canadian Dollar Future, Expires 12/08/2023 Strike Price $72.50	169	12,196,730	121,680
CBOE S&P 500 Index, Expires 11/03/2023 Strike Price $3,930.00	25	10,484,500	1,063
CBOE S&P 500 Index, Expires 11/03/2023 Strike Price $3,940.00	38	15,936,440	1,710
CBOE S&P 500 Index, Expires 11/03/2023 Strike Price $3,950.00	169	70,875,220	8,028
CBOE S&P 500 Index, Expires 11/03/2023 Strike Price $3,960.00	251	105,264,380	13,178
CBOE S&P 500 Index, Expires 11/03/2023 Strike Price $3,970.00	197	82,617,860	11,328
CBOE S&P 500 Index, Expires 11/03/2023 Strike Price $3,975.00	258	108,200,040	16,125
CBOE S&P 500 Index, Expires 11/03/2023 Strike Price $3,980.00	242	101,489,960	16,335
CBOE S&P 500 Index, Expires 11/03/2023 Strike Price $3,990.00	262	109,877,560	19,650
CBOE S&P 500 Index, Expires 11/03/2023 Strike Price $4,000.00	275	115,329,500	23,375
CBOE S&P 500 Index, Expires 11/03/2023 Strike Price $4,010.00	221	92,682,980	22,100
CBOE S&P 500 Index, Expires 11/03/2023 Strike Price $4,020.00	46	19,291,480	5,405
CME Bitcoin Future, Expires 11/27/2023 Strike Price $21,000.00	100	17,452,500	22,500
Coffee ‘C’ Future, Expires 11/10/2023 Strike Price $130.00	113	7,089,338	424
Coffee ‘C’ Future, Expires 11/10/2023 Strike Price $132.50	131	8,218,613	491
Coffee ‘C’ Future, Expires 11/10/2023 Strike Price $135.00	55	3,450,563	413
Coffee ‘C’ Future, Expires 11/10/2023 Strike Price $137.50	26	1,631,175	195
Coffee ‘C’ Future, Expires 11/10/2023 Strike Price $140.00	31	1,944,863	349
Coffee ‘C’ Future, Expires 11/10/2023 Strike Price $142.50	163	10,226,213	3,056
Coffee ‘C’ Future, Expires 11/10/2023 Strike Price $145.00	175	10,979,063	3,937
Coffee ‘C’ Future, Expires 11/10/2023 Strike Price $147.50	190	11,920,125	6,412
Coffee ‘C’ Future, Expires 11/10/2023 Strike Price $150.00	150	9,410,625	7,875
Corn Future, Expires 11/24/2023 Strike Price $460.00	378	9,048,375	42,525
Corn Future, Expires 11/24/2023 Strike Price $465.00	375	8,976,563	60,937
Corn Future, Expires 11/24/2023 Strike Price $470.00	1635	39,137,813	388,312
Corn Future, Expires 11/24/2023 Strike Price $475.00	1399	33,488,563	472,162
Corn Future, Expires 11/24/2023 Strike Price $480.00	1111	26,594,563	506,894
Corn Future, Expires 11/24/2023 Strike Price $485.00	49	1,172,938	29,706
Corn Future, Expires 12/22/2023 Strike Price $475.00	9	221,850	2,531
Corn Future, Expires 12/22/2023 Strike Price $480.00	489	12,053,850	177,263
Corn Future, Expires 12/22/2023 Strike Price $485.00	551	13,582,150	251,394
Corn Future, Expires 12/22/2023 Strike Price $490.00	511	12,596,150	290,631
Corn Future, Expires 12/22/2023 Strike Price $495.00	22	542,300	15,262
Cotton Future, Expires 11/10/2023 Strike Price $79.00	34	1,380,740	8,330
Cotton Future, Expires 11/10/2023 Strike Price $80.00	197	8,000,170	75,845
Cotton Future, Expires 11/10/2023 Strike Price $81.00	405	16,447,050	243,000
Cotton Future, Expires 11/10/2023 Strike Price $82.00	597	24,244,170	525,360
Cotton Future, Expires 11/10/2023 Strike Price $83.00	384	15,594,240	468,480
Cotton Future, Expires 11/10/2023 Strike Price $84.00	252	10,233,720	404,460
Cotton Future, Expires 11/10/2023 Strike Price $85.00	89	3,614,290	181,115
Cotton Future, Expires 12/15/2023 Strike Price $82.00	14	584,570	11,270
Cotton Future, Expires 12/15/2023 Strike Price $83.00	46	1,920,730	47,380
Cotton Future, Expires 12/15/2023 Strike Price $84.00	27	1,127,385	34,965
Cotton Future, Expires 12/15/2023 Strike Price $85.00	42	1,753,710	67,200
Crude Oil Future, Expires 11/27/2023 Strike Price $75.00	10	850,200	6,000
Crude Oil Future, Expires 11/27/2023 Strike Price $77.00	5	425,100	4,200
Crude Oil Future, Expires 11/27/2023 Strike Price $77.50	4	340,080	3,680

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Crude Oil Future, Expires 11/27/2023 Strike Price $77.75	2	$170,040	$1,920
Crude Oil Future, Expires 11/27/2023 Strike Price $78.00	3	255,060	3,000
Crude Oil Future, Expires 11/27/2023 Strike Price $78.25	28	2,380,560	29,400
Crude Oil Future, Expires 11/27/2023 Strike Price $78.50	70	5,951,400	77,000
Crude Oil Future, Expires 11/27/2023 Strike Price $78.75	49	4,165,980	56,350
Crude Oil Future, Expires 11/27/2023 Strike Price $79.00	28	2,380,560	33,600
Crude Oil Future, Expires 11/27/2023 Strike Price $79.25	66	5,611,320	83,160
Crude Oil Future, Expires 11/27/2023 Strike Price $79.50	62	5,271,240	81,220
Crude Oil Future, Expires 11/27/2023 Strike Price $79.75	67	5,696,340	91,790
Crude Oil Future, Expires 11/27/2023 Strike Price $80.00	45	3,825,900	64,800
Crude Oil Future, Expires 11/27/2023 Strike Price $80.25	25	2,125,500	37,750
Euro FX Future, Expires 11/03/2023 Strike Price $1.0300	25	3,312,500	156
Euro FX Future, Expires 11/03/2023 Strike Price $1.0350	56	7,420,000	350
Euro FX Future, Expires 11/03/2023 Strike Price $1.0400	160	21,200,000	2,000
Euro FX Future, Expires 11/03/2023 Strike Price $1.0425	12	1,590,000	300
Euro FX Future, Expires 11/03/2023 Strike Price $1.0450	294	38,955,000	11,025
Euro FX Future, Expires 11/03/2023 Strike Price $1.0475	28	3,710,000	1,575
Euro FX Future, Expires 11/03/2023 Strike Price $1.0500	125	16,562,500	10,938
Euro FX Future, Expires 11/03/2023 Strike Price $1.0525	18	2,385,000	2,475
Euro FX Future, Expires 11/03/2023 Strike Price $1.0550	49	6,492,500	10,412
Euro FX Future, Expires 11/03/2023 Strike Price $1.0600	88	11,660,000	39,600
Euro FX Future, Expires 11/03/2023 Strike Price $1.0650	122	16,165,000	100,650
Euro FX Future, Expires 11/03/2023 Strike Price $1.0700	175	23,187,500	229,688
Euro FX Future, Expires 12/08/2023 Strike Price $1.0300	19	2,517,500	3,562
Euro FX Future, Expires 12/08/2023 Strike Price $1.0350	106	14,045,000	27,825
Euro FX Future, Expires 12/08/2023 Strike Price $1.0400	28	3,710,000	10,150
Euro FX Future, Expires 12/08/2023 Strike Price $1.0450	3	397,500	1,500
Gold Future, Expires 11/27/2023 Strike Price $1,865.00	1	199,430	130
Gold Future, Expires 11/27/2023 Strike Price $1,875.00	5	997,150	850
Gold Future, Expires 11/27/2023 Strike Price $1,895.00	37	7,378,910	10,360
Gold Future, Expires 11/27/2023 Strike Price $1,900.00	28	5,584,040	8,960
Gold Future, Expires 11/27/2023 Strike Price $1,905.00	59	11,766,370	21,240
Gold Future, Expires 11/27/2023 Strike Price $1,910.00	96	19,145,280	39,360
Gold Future, Expires 11/27/2023 Strike Price $1,915.00	84	16,752,120	39,480
Gold Future, Expires 11/27/2023 Strike Price $1,920.00	29	5,783,470	15,660
Gold Future, Expires 11/27/2023 Strike Price $1,935.00	1	199,430	810
HG Copper Future, Expires 11/27/2023 Strike Price $335.00	1	91,225	137
HG Copper Future, Expires 11/27/2023 Strike Price $337.00	12	1,094,700	1,950
HG Copper Future, Expires 11/27/2023 Strike Price $338.00	5	456,125	875
HG Copper Future, Expires 11/27/2023 Strike Price $339.00	33	3,010,425	6,187
HG Copper Future, Expires 11/27/2023 Strike Price $340.00	36	3,284,100	7,650
HG Copper Future, Expires 11/27/2023 Strike Price $341.00	37	3,375,325	8,787
HG Copper Future, Expires 11/27/2023 Strike Price $342.00	33	3,010,425	8,250
HG Copper Future, Expires 11/27/2023 Strike Price $343.00	47	4,287,575	12,925
HG Copper Future, Expires 11/27/2023 Strike Price $344.00	84	7,662,900	26,250
HG Copper Future, Expires 11/27/2023 Strike Price $345.00	100	9,122,500	33,750
HG Copper Future, Expires 11/27/2023 Strike Price $346.00	114	10,399,650	42,750
HG Copper Future, Expires 11/27/2023 Strike Price $347.00	34	3,101,650	14,025
HG Copper Future, Expires 11/27/2023 Strike Price $348.00	33	3,010,425	14,850
HG Copper Future, Expires 11/27/2023 Strike Price $349.00	47	4,287,575	22,913
HG Copper Future, Expires 11/27/2023 Strike Price $350.00	60	5,473,500	32,250
HG Copper Future, Expires 11/27/2023 Strike Price $351.00	21	1,915,725	12,338
HG Copper Future, Expires 11/27/2023 Strike Price $353.00	1	91,225	700
Japanese Yen Future, Expires 11/03/2023 Strike Price $66.00	25	2,077,188	5,625
Japanese Yen Future, Expires 11/03/2023 Strike Price $66.50	96	7,976,400	44,400
Japanese Yen Future, Expires 11/03/2023 Strike Price $66.75	36	2,991,150	23,400
Japanese Yen Future, Expires 11/03/2023 Strike Price $67.00	317	26,338,738	277,375
Japanese Yen Future, Expires 11/03/2023 Strike Price $67.25	53	4,403,638	59,625

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Japanese Yen Future, Expires 11/03/2023 Strike Price $67.50	218	$18,113,075	$305,200
Japanese Yen Future, Expires 11/03/2023 Strike Price $68.00	249	20,688,788	491,775
Japanese Yen Future, Expires 12/08/2023 Strike Price $65.50	27	2,243,363	13,500
Japanese Yen Future, Expires 12/08/2023 Strike Price $66.00	162	13,460,175	115,425
Japanese Yen Future, Expires 12/08/2023 Strike Price $66.50	252	20,938,050	252,000
Japanese Yen Future, Expires 12/08/2023 Strike Price $67.00	202	16,783,675	275,225
Lean Hogs Future, Expires 12/18/2023 Strike Price $59.00	25	717,300	1,250
Lean Hogs Future, Expires 12/18/2023 Strike Price $60.00	75	2,151,900	4,500
Lean Hogs Future, Expires 12/18/2023 Strike Price $61.00	63	1,807,596	5,040
Lean Hogs Future, Expires 12/18/2023 Strike Price $62.00	211	6,054,012	21,100
Lean Hogs Future, Expires 12/18/2023 Strike Price $63.00	223	6,398,316	28,990
Lean Hogs Future, Expires 12/18/2023 Strike Price $64.00	182	5,221,944	29,120
Lean Hogs Future, Expires 12/18/2023 Strike Price $65.00	248	7,115,616	49,600
Lean Hogs Future, Expires 12/18/2023 Strike Price $66.00	50	1,434,600	13,000
Lean Hogs Future, Expires 12/18/2023 Strike Price $67.00	19	545,148	6,080
Live Cattle Future, Expires 11/03/2023 Strike Price $175.00	25	1,835,500	250
Live Cattle Future, Expires 11/03/2023 Strike Price $176.00	45	3,303,900	900
Live Cattle Future, Expires 11/03/2023 Strike Price $177.00	25	1,835,500	750
Live Cattle Future, Expires 11/03/2023 Strike Price $180.00	50	3,671,000	4,000
Live Cattle Future, Expires 11/03/2023 Strike Price $181.00	73	5,359,660	8,030
Live Cattle Future, Expires 11/03/2023 Strike Price $182.00	125	9,177,500	22,500
Live Cattle Future, Expires 11/03/2023 Strike Price $183.00	175	12,848,500	52,500
Live Cattle Future, Expires 11/03/2023 Strike Price $184.00	50	3,671,000	24,000
Live Cattle Future, Expires 12/01/2023 Strike Price $170.00	25	1,835,500	1,750
Live Cattle Future, Expires 12/01/2023 Strike Price $174.00	25	1,835,500	3,250
Live Cattle Future, Expires 12/01/2023 Strike Price $175.00	35	2,569,700	5,600
Live Cattle Future, Expires 12/01/2023 Strike Price $176.00	46	3,377,320	9,200
NASDAQ 100 Stock Index, Expires 11/03/2023 Strike Price $13,325.00	13	18,732,714	2,503
NASDAQ 100 Stock Index, Expires 11/03/2023 Strike Price $13,350.00	20	28,819,560	3,450
NASDAQ 100 Stock Index, Expires 11/03/2023 Strike Price $13,375.00	32	46,111,296	5,840
NASDAQ 100 Stock Index, Expires 11/03/2023 Strike Price $13,400.00	43	61,962,054	8,277
NASDAQ 100 Stock Index, Expires 11/03/2023 Strike Price $13,425.00	43	61,962,054	8,922
NASDAQ 100 Stock Index, Expires 11/03/2023 Strike Price $13,450.00	36	51,875,208	8,010
NASDAQ 100 Stock Index, Expires 11/03/2023 Strike Price $13,475.00	18	25,937,604	4,320
NASDAQ 100 Stock Index, Expires 11/03/2023 Strike Price $13,500.00	5	7,204,890	1,288
Natural Gas Future, Expires 11/27/2023 Strike Price $2.65	125	4,475,000	12,500
Natural Gas Future, Expires 11/27/2023 Strike Price $2.70	101	3,615,800	12,726
Natural Gas Future, Expires 11/27/2023 Strike Price $2.75	50	1,790,000	7,950
Natural Gas Future, Expires 11/27/2023 Strike Price $2.80	50	1,790,000	9,900
Natural Gas Future, Expires 11/27/2023 Strike Price $2.85	23	823,400	5,658
Natural Gas Future, Expires 11/27/2023 Strike Price $2.90	94	3,365,200	28,482
Natural Gas Future, Expires 11/27/2023 Strike Price $2.95	58	2,076,400	21,460
Natural Gas Future, Expires 11/27/2023 Strike Price $3.00	135	4,833,000	60,480
Natural Gas Future, Expires 11/27/2023 Strike Price $3.05	94	3,365,200	50,760
Natural Gas Future, Expires 11/27/2023 Strike Price $3.10	107	3,830,600	69,015
Natural Gas Future, Expires 12/26/2023 Strike Price $2.90	200	7,620,000	119,000
Natural Gas Future, Expires 12/26/2023 Strike Price $2.95	200	7,620,000	135,800
Russell 2000 Index, Expires 11/03/2023 Strike Price $1,530.00	7	1,163,596	192
Russell 2000 Index, Expires 11/03/2023 Strike Price $1,545.00	32	5,319,296	1,200
Russell 2000 Index, Expires 11/03/2023 Strike Price $1,550.00	33	5,485,524	1,320
Russell 2000 Index, Expires 11/03/2023 Strike Price $1,555.00	94	15,625,432	4,230
Russell 2000 Index, Expires 11/03/2023 Strike Price $1,560.00	64	10,638,592	3,200
Russell 2000 Index, Expires 11/03/2023 Strike Price $1,565.00	56	9,308,768	3,360
Russell 2000 Index, Expires 11/03/2023 Strike Price $1,570.00	67	11,137,276	4,355
Russell 2000 Index, Expires 11/03/2023 Strike Price $1,575.00	80	13,298,240	6,200
Silver Future, Expires 11/27/2023 Strike Price $20.00	5	573,750	775
Silver Future, Expires 11/27/2023 Strike Price $20.25	7	803,250	1,400
Silver Future, Expires 11/27/2023 Strike Price $20.35	1	114,750	220

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Silver Future, Expires 11/27/2023 Strike Price $20.40	4	$459,000	$920
Silver Future, Expires 11/27/2023 Strike Price $20.45	7	803,250	1,715
Silver Future, Expires 11/27/2023 Strike Price $20.50	9	1,032,750	2,295
Silver Future, Expires 11/27/2023 Strike Price $20.55	7	803,250	1,890
Silver Future, Expires 11/27/2023 Strike Price $20.60	7	803,250	1,995
Silver Future, Expires 11/27/2023 Strike Price $20.65	13	1,491,750	3,900
Silver Future, Expires 11/27/2023 Strike Price $20.70	22	2,524,500	7,040
Silver Future, Expires 11/27/2023 Strike Price $20.75	36	4,131,000	12,060
Silver Future, Expires 11/27/2023 Strike Price $20.80	33	3,786,750	11,715
Silver Future, Expires 11/27/2023 Strike Price $20.85	34	3,901,500	12,750
Silver Future, Expires 11/27/2023 Strike Price $20.90	62	7,114,500	24,490
Silver Future, Expires 11/27/2023 Strike Price $20.95	55	6,311,250	22,825
Silver Future, Expires 11/27/2023 Strike Price $21.00	33	3,786,750	14,520
Soybean Future, Expires 11/24/2023 Strike Price $1,230.00	43	2,817,575	3,494
Soybean Future, Expires 11/24/2023 Strike Price $1,240.00	200	13,105,000	21,250
Soybean Future, Expires 11/24/2023 Strike Price $1,250.00	319	20,902,475	47,850
Soybean Future, Expires 11/24/2023 Strike Price $1,260.00	389	25,489,225	80,231
Soybean Future, Expires 11/24/2023 Strike Price $1,270.00	426	27,913,650	125,137
Soybean Future, Expires 11/24/2023 Strike Price $1,280.00	452	29,617,300	183,625
Soybean Future, Expires 11/24/2023 Strike Price $1,290.00	418	27,389,450	235,125
Soybean Future, Expires 11/24/2023 Strike Price $1,300.00	331	21,688,775	248,250
Soybean Future, Expires 11/24/2023 Strike Price $1,310.00	190	12,449,750	186,438
Soybean Future, Expires 11/24/2023 Strike Price $1,320.00	8	524,200	8,246
Soybean Future, Expires 12/22/2023 Strike Price $1,200.00	5	327,625	688
Soybean Future, Expires 12/22/2023 Strike Price $1,210.00	3	196,575	460
Soybean Future, Expires 12/22/2023 Strike Price $1,220.00	4	262,100	739
Soybean Meal Future, Expires 11/24/2023 Strike Price $340.00	4	172,400	60
Soybean Meal Future, Expires 11/24/2023 Strike Price $345.00	62	2,672,200	930
Soybean Meal Future, Expires 11/24/2023 Strike Price $350.00	56	2,413,600	1,120
Soybean Meal Future, Expires 11/24/2023 Strike Price $355.00	64	2,758,400	1,280
Soybean Meal Future, Expires 11/24/2023 Strike Price $360.00	11	474,100	275
Soybean Meal Future, Expires 11/24/2023 Strike Price $365.00	41	1,767,100	1,230
Soybean Meal Future, Expires 11/24/2023 Strike Price $370.00	11	474,100	440
Soybean Meal Future, Expires 11/24/2023 Strike Price $375.00	7	301,700	350
Soybean Meal Future, Expires 11/24/2023 Strike Price $385.00	2	86,200	160
Soybean Meal Future, Expires 11/24/2023 Strike Price $390.00	20	862,000	2,100
Soybean Meal Future, Expires 11/24/2023 Strike Price $395.00	13	560,300	1,885
Soybean Meal Future, Expires 11/24/2023 Strike Price $400.00	17	732,700	3,315
Soybean Meal Future, Expires 11/24/2023 Strike Price $405.00	36	1,551,600	9,720
Soybean Meal Future, Expires 11/24/2023 Strike Price $410.00	24	1,034,400	8,880
Soybean Meal Future, Expires 11/24/2023 Strike Price $415.00	20	862,000	10,100
Soybean Meal Future, Expires 11/24/2023 Strike Price $420.00	17	732,700	11,475
Soybean Meal Future, Expires 11/24/2023 Strike Price $425.00	38	1,637,800	33,440
Sugar Future, Expires 11/15/2023 Strike Price $24.00	8	242,726	179
Sugar Future, Expires 11/15/2023 Strike Price $24.50	94	2,852,035	3,158
Sugar Future, Expires 11/15/2023 Strike Price $24.75	125	3,792,600	4,200
Sugar Future, Expires 11/15/2023 Strike Price $25.00	200	6,068,160	8,960
Sugar Future, Expires 11/15/2023 Strike Price $25.25	294	8,920,195	19,757
Sugar Future, Expires 11/15/2023 Strike Price $25.50	226	6,857,021	22,781
Sugar Future, Expires 11/15/2023 Strike Price $25.75	361	10,953,029	48,518
Sugar Future, Expires 11/15/2023 Strike Price $26.00	300	9,102,240	57,120
Sugar Future, Expires 11/15/2023 Strike Price $26.25	178	5,400,662	45,853
Sugar Future, Expires 11/15/2023 Strike Price $26.50	75	2,275,560	26,040
Sugar Future, Expires 11/15/2023 Strike Price $26.75	75	2,275,560	34,440
Sugar Future, Expires 11/15/2023 Strike Price $27.00	50	1,517,040	29,120
Sugar Future, Expires 12/15/2023 Strike Price $23.75	25	758,520	1,960
Wheat Future, Expires 11/24/2023 Strike Price $540.00	12	333,750	4,528
Wheat Future, Expires 11/24/2023 Strike Price $545.00	11	305,938	4,975

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
Wheat Future, Expires 11/24/2023 Strike Price $550.00	44	$1,223,750	$28,050
Wheat Future, Expires 11/24/2023 Strike Price $555.00	263	7,314,688	202,181
Wheat Future, Expires 11/24/2023 Strike Price $560.00	386	10,735,625	349,813
Wheat Future, Expires 11/24/2023 Strike Price $565.00	202	5,618,125	214,625
Wheat Future, Expires 11/24/2023 Strike Price $570.00	193	5,367,813	236,425
Wheat Future, Expires 11/24/2023 Strike Price $575.00	132	3,671,250	184,800
Wheat Future, Expires 11/24/2023 Strike Price $580.00	39	1,084,688	61,913
Wheat Future, Expires 12/22/2023 Strike Price $565.00	7	204,838	4,681
Wheat Future, Expires 12/22/2023 Strike Price $570.00	24	702,300	18,600
Wheat Future, Expires 12/22/2023 Strike Price $575.00	87	2,545,838	77,213

TOTAL PUT OPTIONS (Premiums Received $16,149,711)			13,714,393

TOTAL WRITTEN OPTIONS (Premiums Received $29,032,288)			$23,996,649

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS SOLD
Australian Dollar, December 2023 Settlement	50	$(3,176,000)	$(14,008)
Brent Crude Future, January 2024 Settlement	40	(3,400,800)	80,595
Brent Crude Future, April 2024 Settlement	22	(1,835,020)	(2,666)
British Pound, December 2023 Settlement	28	(2,126,950)	(6,064)
Canadian Dollar, December 2023 Settlement	1,250	(90,206,250)	406,063
Coffee ‘C’, March 2024 Settlement	69	(4,266,788)	(396,839)
Copper, December 2023 Settlement	7	(638,575)	(16,684)
Copper, March 2024 Settlement	147	(13,546,050)	(150,614)
Corn Future, December 2023 Settlement	454	(10,867,625)	28,684
Corn Future, March 2024 Settlement	152	(3,746,800)	35,064
Cotton No. 2, December 2023 Settlement	49	(1,989,890)	(157)
DAX Index, December 2023 Settlement	13	(5,110,439)	202,972
E-Mini Nasdaq 100, December 2023 Settlement	25	(7,245,125)	(69,833)
E-Mini Russ 2000, December 2023 Settlement	45	(3,753,900)	6,464
E-Mini S&P 500 Index, December 2023 Settlement	91	(19,165,738)	(195,822)
FTSE 100 Index Futures , December 2023 Settlement	131	(11,667,939)	414,893
FTSE China A50 Index Futures, November 2023 Settlement	1,917	(22,998,249)	(256,405)
FTSE MIB Index Futures , December 2023 Settlement	2	(292,808)	4,197
FTSE Taiwan Index Futures , November 2023 Settlement	424	(23,341,200)	263,163
Gold 100 Oz. Futures, April 2024 Settlement	81	(16,476,210)	(1,010,758)
IBEX 35 Index, November 2023 Settlement	4	(382,080)	8,933
Japanese Yen Futures , December 2023 Settlement	685	(56,910,656)	324,370
KC HRW Wheat, March 2024 Settlement	115	(3,687,188)	343,208
Lean Hogs Futures, April 2024 Settlement	39	(1,251,120)	35,898
Live Cattle Futures, December 2023 Settlement	115	(8,443,300)	(223,290)
Live Cattle Futures, April 2024 Settlement	137	(10,229,790)	349,777
Low Sulphur Gas Oil Futures, April 2024 Settlement	19	(1,539,950)	(23,756)
Natural Gas Futures, December 2023 Settlement	25	(893,750)	(41,657)
NY Harbor ULSD Futures, April 2024 Settlement	14	(1,593,068)	(9,948)
OMXS30 Futures , November 2023 Settlement	618	(11,506,063)	452,657
RBOB Gasoline Futures, April 2024 Settlement	16	(1,628,726)	(14,552)
Silver Futures, December 2023 Settlement	10	(1,147,600)	(93,753)
Silver Futures, March 2024 Settlement	36	(4,192,560)	(185,479)
Soybean Futures, January 2024 Settlement	125	(8,190,625)	59,016

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Meal Futures, December 2023 Settlement	51	$(2,198,100)	$(302,189)
Soybean Oil Futures, March 2024 Settlement	49	(1,483,524)	69,291
Sugar No. 11 Futures, March 2024 Settlement	35	(1,061,928)	(3,551)
Swiss Market Index, December 2023 Settlement	3	(342,692)	21,037
Wheat Futures, December 2023 Settlement	180	(5,006,250)	2,171
Wheat Futures, March 2024 Settlement	43	(1,258,287)	39,806
Yen Demon Nikkei, December 2023 Settlement	2	(206,861)	2,403

TOTAL FUTURES CONTRACTS SOLD		$(369,006,474)	$132,637

FUTURES CONTRACTS PURCHASED
Aluminum Future, February 2024 Settlement	1	$56,625	$190
CAC40 Index, November 2023 Settlement	162	11,822,303	(248,726)
CBOE VIX, November 2023 Settlement	150	2,719,020	(191,575)
Cocoa, December 2023 Settlement	1,459	55,690,030	1,321,633
Cocoa, March 2024 Settlement	360	13,849,200	241,147
Coffee ‘C’, December 2023 Settlement	554	34,756,575	382,761
Cotton No. 2, March 2024 Settlement	239	9,979,445	(527,583)
Euro Stoxx 50, December 2023 Settlement	275	11,842,787	(323,381)
FTSE/JSE Top 40 Index Futures , December 2023 Settlement	9	311,068	(23,606)
Globex Natural Gas, November 2023 Settlement	75	2,681,250	39,584
Gold 100 Oz. Futures, December 2023 Settlement	60	11,965,800	(135,469)
Hang Seng Index Futures , November 2023 Settlement	3	328,628	220
Lean Hogs Futures, December 2023 Settlement	167	4,791,230	61,746
Natural Gas Futures, April 2024 Settlement	11	357,060	945
S&P/TSX 60 Index Futures , December 2023 Settlement	140	22,916,892	(741,650)
Soybean Futures, March 2024 Settlement	111	7,352,363	(36,718)
Soybean Meal Futures, March 2024 Settlement	200	8,136,000	187,630
Soybean Oil Futures, December 2023 Settlement	34	1,048,968	(140,972)
SPI 200TM Index Futures , December 2023 Settlement	48	5,163,345	(210,842)
Sugar No. 11 Futures, May 2024 Settlement	45	1,296,288	(129)
WTI Crude Futures, December 2023 Settlement	162	13,125,240	(194,052)
WTI Crude Futures, April 2024 Settlement	17	1,341,810	(11,779)

TOTAL FUTURES CONTRACTS PURCHASED		$221,531,927	$(550,626)

Open Forward Currency Contracts

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley Capital Services LLC	1/3/2024	Brazilian Real	6,485,616	United States Dollar	1,266,153	$10,664
Morgan Stanley Capital Services LLC	1/2/2024	Colombian Peso	129,838,700,820	United States Dollar	30,665,730	429,152
Morgan Stanley Capital Services LLC	1/3/2024	Euro	28,551,063	United States Dollar	30,122,376	183,594
Morgan Stanley Capital Services LLC	1/3/2024	Hungarian Forint	473,505,635	United States Dollar	1,266,153	31,918
Morgan Stanley Capital Services LLC	12/29/2023	Indian Rupee	2,456,305,259	United States Dollar	29,399,577	53,054
Morgan Stanley Capital Services LLC	1/3/2024	Indonesian Rupiah	263,625,870,793	United States Dollar	16,908,974	(321,324)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley Capital Services LLC	1/4/2024	Japanese Yen	4,513,465,430	United States Dollar	30,597,329	$(479,292)
Morgan Stanley Capital Services LLC	1/3/2024	New Zealand Dollar	3,518,422	United States Dollar	2,096,837	(46,537)
Morgan Stanley Capital Services LLC	1/3/2024	South African Rand	592,740,637	United States Dollar	30,665,730	957,274
Morgan Stanley Capital Services LLC	1/3/2024	Swedish Krona	406,519,596	United States Dollar	37,089,181	(546,471)
Morgan Stanley Capital Services LLC	1/3/2024	United States Dollar	38,963,921	Australian Dollar	60,911,573	239,512
Morgan Stanley Capital Services LLC	1/2/2024	United States Dollar	37,089,181	Canadian Dollar	50,612,991	547,621
Morgan Stanley Capital Services LLC	1/3/2024	United States Dollar	36,230,546	Czech Koruna	844,896,507	(118,799)
Morgan Stanley Capital Services LLC	12/29/2023	United States Dollar	30,665,730	Israeli New Shekel	117,772,619	1,419,548
Morgan Stanley Capital Services LLC	1/3/2024	United States Dollar	28,133,424	Mexican Peso	501,113,167	638,227
Morgan Stanley Capital Services LLC	1/3/2024	United States Dollar	12,414,632	Peruvian Sol	47,467,345	90,253
Morgan Stanley Capital Services LLC	1/2/2024	United States Dollar	1,266,153	Philippine Peso	72,083,356	(4,329)
Morgan Stanley Capital Services LLC	1/3/2024	United States Dollar	6,057,973	Polish Zloty	26,718,657	(270,067)
Morgan Stanley Capital Services LLC	1/3/2024	United States Dollar	4,928,860	Pound Sterling	4,059,775	(8,373)
Morgan Stanley Capital Services LLC	1/3/2024	United States Dollar	1,266,153	Singapore Dollar	1,732,270	(2,726)
Morgan Stanley Capital Services LLC	1/3/2024	United States Dollar	30,665,730	South Korean Won	41,297,924,498	(29,690)
Morgan Stanley Capital Services LLC	1/3/2024	United States Dollar	49,947,855	Swiss Franc	45,402,266	(344,772)
Morgan Stanley Capital Services LLC	1/3/2024	United States Dollar	15,408,170	Taiwan Dollar	495,203,176	16,921

						$2,445,358

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Schedule of Investments	as of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

Total Return Swap Contracts

COUNTERPARTY	PAYMENTS RECEIVED (PAID) BY FUND	TOTAL RETURN RECEIVED BY OR PAID BY FUND	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE		VALUE	UPFRONT PREMIUM RECEIVED	UNREALIZED APPRECIATION
Morgan Stanley Capital Services LLC	(0.05)%	AMSTERDAM IDX FUT Nov23 - Long	Nov 17 2023	At Maturity	11,640,148	(1)	$(321,457)	$—	$(321,457)
Morgan Stanley Capital Services LLC	(0.05)%	KOSPI2 INX FUT Dec23 - Short	Dec 14 2023	At Maturity	16,083,716,641	(2)	482,723	—	482,723

TOTAL RETURN SWAP CONTRACTS									$161,266

(1)	Euro.
(2)	South Korean Won.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2023

Statement of Assets and Liabilities	As of October 31, 2023

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

ASSETS:
Investments, at fair value(1)	$2,296,745,644
Interest receivable	21,704,688
Receivable for fund shares sold	7,512,741
Foreign currencies at custodian, at fair value(2)	522,518
Other assets	228,610

Total assets	2,326,714,201

LIABILITIES:
Reverse repurchase agreements	5,000,001
Payable for fund shares redeemed	2,148,583
Payable to Adviser	2,777,430
Payable for Chief Compliance Officer compensation	4,716
Payable to Trustees	78,614
Payable to Custodian	42,078
Accrued distribution fees	13,068
Interest payable	1,864
Other accrued expenses	818,819

Total liabilities	10,885,173

Total net assets	$2,315,829,028

NET ASSETS CONSIST OF:
Capital stock	$2,377,499,822
Total distributable losses	(61,670,794)

Total net assets	$2,315,829,028

Class I
Net assets	$2,213,274,699
Shares outstanding	240,822,620
Class I Net asset value, offering and redemption price per share	$9.19

Class M
Net assets	$102,554,329
Shares outstanding	11,147,401
Class M Net asset value, offering and redemption price per share	$9.20

(1) Cost of Investments	$2,287,756,138
(2) Cost of Foreign currencies at custodian	522,081

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Statement of Assets and Liabilities	As of October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

ASSETS:
Investments, at fair value(1):
Unaffiliated issuers	$1,055,263,226
Affiliated issuers	6,614,922
Unrealized appreciation on forward currency contracts	4,617,738
Unrealized appreciation on swap contracts	482,723
Cash held at broker	2,750,899
Restricted cash collateral held at broker(5)	1,607,490
Foreign currencies at broker, at value(2)	21,801
Foreign currencies at custodian, at value(3)	734,293
Receivable for investment securities sold	761,830
Receivable for fund shares sold	7,192,836
Interest receivable	4,285,694
Other assets	756,990

Total assets	1,085,090,442

LIABILITIES:
Written options, at fair value(4)	23,996,649
Unrealized depreciation on forward currency contracts	2,172,380
Unrealized depreciation on swap contracts	321,457
Interest payable	36,035
Payable for investment securities purchased	4,758,203
Payable for fund shares redeemed	1,297,739
Payable to Adviser	1,204,626
Payable to Trustees	33,295
Payable for Chief Compliance Officer compensation	6,304
Other accrued expenses	686,046

Total liabilities	34,512,734

Total net assets	$1,050,577,708

NET ASSETS CONSIST OF:
Capital stock	$1,051,552,160
Total distributable losses	(974,452)

Total net assets	$1,050,577,708

Class I
Net assets	$1,005,021,307
Shares outstanding	81,669,703
Class I Net asset value, offering and redemption price per share	$12.31

Class J
Net assets	$45,556,401
Shares outstanding	3,725,093
Class J Net asset value, offering and redemption price per share	$12.23

(1) Cost of Investments
Unaffiliated issuers	$1,046,157,978
Affiliated issuers (See Note 9)	6,365,171
(2) Cost of foreign currencies at broker	12,724
(3) Cost of foreign currencies at custodian	735,629
(4) Premiums received	29,032,288
(5) Represents a cash deposit held at the broker to cover the Fund’s initial margin obligation under its derivative contracts.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2023

Statement of Operations	For the Year Ended October 31, 2023

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

INVESTMENT INCOME:
Interest income	$199,061,023
Dividend income	2,884,404
Other income	3,797

Total investment income	201,949,224

EXPENSES
Advisory fees (See Note 4)	27,958,134
Fund accounting and administration fees	1,532,346
Interest expense	803,832
Transfer agency fees and expenses	561,836
Legal fees	348,290
Trustees fees and expenses	276,167
Audit and tax related fees	208,485
Federal and state registration fees	164,036
Custody fees	112,925
Chief Compliance Officer compensation	59,720
Distribution (12b-1) fees — Class M Only	50,434
Other expenses	713,594

Total expenses before Adviser waiver	32,789,799
Expenses waived by Adviser (See Note 4)	(104,450)

Net expenses before Adviser recoupment	32,685,349
Expenses recouped by Adviser (See Note 4)	208,570

Total net expenses	32,893,919

Net investment income	169,055,305

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(18,670,132)
Foreign currency	82,671
Increase in payment from affiliates	1,604
Net change in unrealized appreciation (depreciation) on:
Investments	235,070,181
Foreign currency	(925)

Net realized and unrealized gain	216,483,399

Net increase in net assets resulting from operations	$385,538,704

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Statement of Operations	For the Year Ended October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

INVESTMENT INCOME:
Interest income	$45,732,544
Dividend income
Affiliated issuers	9,549,074

Total investment income	55,281,618

EXPENSES
Advisory fees (See Note 4)	8,175,875
Fund accounting and administration fees	1,059,181
Compliance fees	786,630
Loan servicing fees	530,592
Interest expense	439,428
Audit and tax related fees	346,496
Investment expense	210,846
Transfer agency fees and expenses	203,451
Custody fees	162,718
Legal fees	140,334
Federal and state registration fees	99,170
Trustees fees and expenses	85,911
Chief Compliance Officer compensation	61,377
Other expenses	205,490

Total expenses before Adviser waiver	12,507,499
Expenses waived by Adviser (See Note 4)	(592,721)

Total net expenses	11,914,778

Net investment income	43,366,840

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(13,123,440)
Affiliated issuers	(6,421,291)
Foreign currencies	(63,537)
Forward currency contracts	165,027
Futures contracts	(151,176,793)
Increase in payments from affliates	440
Swap contracts	5,796,758
Written options	230,905,010
Net change in unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	14,968,336
Affiliated issuers	20,521,614
Foreign currencies	10,084
Forward currency contracts	5,788,075
Futures contracts	680,089
Swap contracts	(1,143,905)
Written options	2,664,476

Net realized and unrealized gain	109,570,943

Net increase in net assets resulting from operations	$152,937,783

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2023

Statement of Changes in Net Assets

	STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

	YEAR ENDED OCTOBER 31, 2023	YEAR ENDED OCTOBER 31, 2022

OPERATIONS:
Net investment income	$169,055,305	$78,909,973
Net realized gain (loss) on:
Investments	(18,670,132)	(1,640,624)
Foreign currency	82,671	47,771
Net Increases in payments from affiliates	1,604	—
Net change in unrealized appreciation (depreciation) on:
Investments	235,070,181	(185,864,386)
Foreign currency	(925)	282
Net increase (decrease) in net assets resulting from operations	385,538,704	(108,546,984)

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class I	(142,182,748)	(58,381,239)
Net dividends and distributions — Class M	(7,675,151)	(5,757,653)
Total distributions	(149,857,899)	(64,138,892)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	1,264,872,581	707,338,784
Proceeds from shares sold — Class M	36,394,507	41,909,155
Proceeds from shares issued to holders in reinvestment of dividends — Class I	78,916,380	33,798,186
Proceeds from shares issued to holders in reinvestment of dividends — Class M	6,620,250	5,135,495
Cost of shares redeemed — Class I	(774,042,182)	(431,211,750)
Cost of shares redeemed — Class M	(79,970,694)	(54,302,547)
Net increase in net assets from capital share transactions	532,790,842	302,667,323
Total increase in net assets	768,471,647	129,981,447

NET ASSETS:
Beginning of year	1,547,357,381	1,417,375,934

End of year	$2,315,829,028	$1,547,357,381

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Statement of Changes in Net Assets

	STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

	YEAR ENDED OCTOBER 31, 2023	YEAR ENDED OCTOBER 31, 2022

OPERATIONS:
Net investment income	$43,366,840	$9,498,392
Net realized gain (loss) on investments:
Unaffiliated issuers	(13,123,440)	(15,093,239)
Affiliated issuers	(6,421,291)	(1,368,117)
Foreign currencies	(63,537)	(392,250)
Forward currency contracts	165,027	(3,383,022)
Futures contracts	(151,176,793)	(89,871,537)
Increase in payments from affliates	440	—
Swap contracts	5,796,758	—
Written options	230,905,010	116,601,555
Net change in unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	14,968,336	(6,192,642)
Affiliated issuers	20,521,614	(19,080,795)
Foreign currencies	10,084	(24,586)
Forward currency contracts	5,788,075	(2,898,214)
Futures contracts	680,089	450,272
Swap contracts	(1,143,905)	1,305,171
Written options	2,664,476	(19,554)
Net increase (decrease) in net assets resulting from operations	152,937,783	(10,468,566)

DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions — Class I	(13,506,346)	(17,304,688)
Net dividends and distributions — Class J	(917,052)	(1,004,997)
Total distributions	(14,423,398)	(18,309,685)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold — Class I	537,152,603	318,463,934
Proceeds from shares sold — Class J	12,420,962	24,097,722
Proceeds from shares issued to holders in reinvestment of dividends — Class I	12,016,367	15,065,424
Proceeds from shares issued to holders in reinvestment of dividends — Class J	901,589	971,555
Cost of shares redeemed — Class I	(95,298,247)	(88,088,949)
Cost of shares redeemed — Class J	(6,723,118)	(4,687,421)
Net increase in net assets from capital share transactions	460,470,156	265,822,265
Total increase in net assets	598,984,541	237,044,014

NET ASSETS:
Beginning of year	451,593,167	214,549,153

End of year	$1,050,577,708	$451,593,167

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2023

Statement of Cash Flows	Year Ended October 31, 2023

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$385,538,704
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized gain on investments	(216,401,653)
Amortization and accretion of premium and discount	(6,733,500)
Changes in assets and liabilities:
Interest receivable	(9,626,331)
Other assets	(162,448)
Payable to Custodian	10,320
Payable to Trustees	22,135
Payable for Chief Compliance Officer compensation	(280)
Interest payable	(108,119)
Accrued distribution fees	(2,728)
Other accrued expenses	163,399
Payable to Adviser	1,072,885
Purchases of investments	(994,864,119)
Proceeds from sale of investments	322,600,083
Proceeds from cost adjustments	36,850,788
Net purchases and sales of short-term investments	(91,671,562)
Net cash used in operating activities	(573,312,426)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	1,296,387,838
Payment on shares redeemed	(631,231,626)
Cash distributions to shareholders	(64,321,269)
Proceeds from reverse repurchase agreements	79,174,011
Payments on reverse repurchase agreements	(89,174,010)
Loan withdrawals	47,600,000
Loan paydowns	(64,600,000)
Net cash provided by financing activities	573,834,944
Net increase in cash and restricted cash	522,518
Cash and restricted cash, beginning of year	—
Cash and restricted cash, end of year	$522,518

Supplemental Disclosures of Cash Flow and Non-Cash Information:
Reinvested distributions	$85,536,630
Cash paid for interest on loans outstanding and reverse repurchase agreements	$(911,951)
Payment in-kind on shares redeemed by Affiliate (see Note 9)	$(221,553,485)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Statement of Cash Flows	Year Ended October 31, 2023

STONE RIDGE DIVERSIFIED ALTERNATIVES FUND

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$152,937,783
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized and unrealized gain:	(108,944,307)
Amortization and accretion of premium and discount	(16,305,149)
Changes in assets and liabilities:
Interest receivable	(3,502,920)
Other assets	(187,807)
Payable to Trustees	18,303
Payable for Chief Compliance Officer compensation	1,377
Interest payable	18,035
Other accrued expenses	(66,131)
Payable to Adviser	976,807
Purchases of investments	(283,399,050)
Proceeds from sale of investments	77,392,860
Proceeds from cost adjustments	4,336,729
Net purchases and sales of short-term investments	(258,308,056)
Net cash used in operating activities	(435,031,526)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares issued	542,670,210
Payment on shares redeemed	(101,018,759)
Cash distributions to shareholders	(1,505,442)
Net cash provided by financing activities	440,146,009
Net increase in cash and restricted cash	5,114,483
Cash and restricted cash, beginning of year	—
Cash and restricted cash, end of year	$5,114,483

Supplemental Disclosures of Cash Flow and Non-Cash Information:
Reinvested distributions	$12,917,956
Cash paid for interest on loans outstanding and reverse repurchase aggreements	$(421,394)
Redemption in-kind on investment in Affiliate (see Note 9)	$221,553,485
Investments acquired in-kind on redemption from Affiliate (see Note 9)	$(221,553,485)

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2023

Financial Highlights	October 31, 2023

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS I
Year Ended October 31, 2023	$8.09	0.79	1.00	1.79 (4)
Year Ended October 31, 2022	$9.01	0.44	(0.99)	(0.55)
Year Ended October 31, 2021	$9.28	0.43	(0.23)	0.20
Year Ended October 31, 2020	$9.30	0.45	0.06	0.51
Year Ended October 31, 2019	$9.54	0.44	(0.19)	0.25
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND—CLASS M
Year Ended October 31, 2023	$8.09	0.78	1.01	1.79
Year Ended October 31, 2022	$9.01	0.43	(0.99)	(0.56)
Year Ended October 31, 2021	$9.29	0.42	(0.25)	0.17
Year Ended October 31, 2020	$9.30	0.43	0.07	0.50
Year Ended October 31, 2019	$9.53	0.42	(0.18)	0.24
(1)	Net investment income per share has been calculated based on average shares outstanding during the period.
(2)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(3)	Includes borrowing and investment-related expenses not covered by the Fund’s expense limitation agreement. See Note 4.
(4)	Includes increase in payments by Affiliates of less than $0.01.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2023

Financial Highlights	October 31, 2023

					SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)(3)	Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)(3)	Ratio of Net Investment Income to Average Net Assets (Before Expense Reimbursement/ Recoupment)o(3)	Ratio of Net Investment Income to Average Net Assets (After Expense Reimbursement/ Recoupment)(3)	Portfolio Turnover Rate

(0.69)	—	(0.69)	$9.19	22.92%	$2,213,275	1.75%	1.76%	9.07%	9.06%	31.98%
(0.37)	—	(0.37)	$8.09	(6.40)%	$1,420,941	1.74%	1.72%	4.97%	4.99%	25.70%
(0.47)	—	(0.47)	$9.01	2.16%	$1,269,044	1.73%	1.69%	4.73%	4.77%	28.45%
(0.53)	—	(0.53)	$9.28	5.73%	$886,011	1.73%	1.68%	4.87%	4.92%	50.26%
(0.49)	—	(0.49)	$9.30	2.87%	$800,883	1.71%	1.70%	4.75%	4.76%	21.85%

(0.68)	—	(0.68)	$9.20	22.93%	$102,554	1.80%	1.81%	8.98%	8.97%	31.98%
(0.36)	—	(0.36)	$8.09	(6.49)%	$126,416	1.82%	1.80%	4.83%	4.85%	25.70%
(0.45)	—	(0.45)	$9.01	1.90%	$148,332	1.88%	1.84%	4.57%	4.61%	28.45%
(0.51)	—	(0.51)	$9.29	5.68%	$113,008	1.87%	1.82%	4.72%	4.77%	50.26%
(0.47)	—	(0.47)	$9.30	2.78%	$116,551	1.86%	1.85%	4.61%	4.62%	21.85%

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.	(Continued)

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Financial Highlights	October 31, 2023

	PER SHARE DATA:
	Income (loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income(2)		Net Realized and Unrealized Gains		Total from Investment Operations
STONE RIDGE DIVERSIFIED ALTERNATIVES FUND—CLASS I
Year Ended October 31, 2023	$10.11	0.74	(4)	1.79	(4)	2.53	(4)(8)
Year Ended October 31, 2022	$11.19	0.25	(4)	(0.40	)(4)	(0.15	)(4)
Year Ended October 31, 2021	$10.42	0.14	(4)	0.95	(4)	1.09	(4)
Period Ended October 31, 2020(1)	$10.00	0.09	(4)	0.33	(4)	0.42	(4)
STONE RIDGE DIVERSIFIED ALTERNATIVES FUND—CLASS J*
Year Ended October 31, 2023	$10.05	0.67	(4)	1.82	(4)	2.49	(4)
Year Ended October 31, 2022	$11.15	0.22	(4)	(0.40	)(4)	(0.18	)(4)
Year Ended October 31, 2021	$10.42	0.08	(4)	0.96	(4)	1.04	(4)
Period Ended October 31, 2020(1)	$10.00	0.08	(4)	0.34	(4)	0.42	(4)
(1)	The Fund commenced operations on May 1, 2020.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).
(4)	Per share amounts include income and expenses of the Stone Ridge Diversified Alternatives Fund, which are shown on the Fund’s Statement of Operations. Amounts do not include the Fund’s proportionate share of the income and expenses of the underlying investor funds.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes investment-related expenses not covered by the Fund’s expense limitation agreement. See Note 4.
(8)	Includes increase in payments by Affiliates of less than $0.01.
*	On January 22, 2021, the Fund’s Class M shares were redesignated as Class J shares.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2023

Consolidated Financial Highlights	October 31, 2023

							SUPPLEMENT DATA AND RATIOS:
Distributions to Shareholders
Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(3)		Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (Before Expense Reimbursement/ Recoupment)(7)		Ratio of Expenses to Average Net Assets (After Expense Reimbursement/ Recoupment)(7)		Ratio of Net Investment Income (Loss) to Average Net Assets (Before Expense Reimbursement/ Recoupment)(7)		Ratio of Net Investment Income (Loss) to Average Net Assets (After Expense Reimbursement/ Recoupment)(7)		Portfolio Turnover Rate

(0.11)	(0.22)	—	(0.33)	$12.31	25.59%		$1,005,021	1.87%		1.77%		6.47%		6.57%		21.62%
(0.78)	(0.15)	—	(0.93)	$10.11	(1.51)%		$420,024	1.53%		1.27%		2.15%		2.41%		24.56%
(0.26)	(0.06)	—	(0.32)	$11.19	10.70%		$201,434	2.13%		1.15%		0.30%		1.28%		33.34%
—	—	—	—	$10.42	4.20	%(5)	$20,261	3.57	%(6)	1.04	%(6)	-0.80	%(6)	1.73	%(6)	28.54	%(5)

(0.09)	(0.22)	—	(0.31)	$12.23	25.29%		$45,556	2.13%		2.03%		6.00%		6.10%		21.62%
(0.77)	(0.15)	—	(0.92)	$10.05	(1.80)%		$31,569	1.83%		1.57%		1.85%		2.11%		24.56%
(0.25)	(0.06)	—	(0.31)	$11.15	10.25%		$13,115	2.35%		1.46%		-0.19%		0.70%		33.34%
—	—	—	—	$10.42	4.20	%(5)	$5	3.64	%(6)	1.14	%(6)	-0.87	%(6)	1.63	%(6)	28.54	%(5)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Annual Report	October 31, 2023

Notes to Financial Statements	October 31, 2023

1. Organization

Stone Ridge Trust (the “Trust”) was organized as a Delaware statutory trust on September 28, 2012 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in multiple series, each series representing a distinct portfolio with its own investment objectives and policies. As of October 31, 2023, the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”) and the Stone Ridge Diversified Alternatives Fund (the “Diversified Alternatives Fund”) were each series of the Trust. The High Yield Reinsurance Fund is non-diversified, while the Diversified Alternatives Fund is diversified. The High Yield Reinsurance Fund commenced operations on February 1, 2013. The Diversified Alternatives Fund commenced operations on May 1, 2020. The High Yield Reinsurance Fund offers two classes of shares to investors: Class I shares, with no front-end or back-end sales charges, and no 12b-1 fees; and Class M shares, with no front-end or back-end sales charges, and a 0.15% 12b-1 fee. The Diversified Alternatives Fund offers two classes of shares to investors: Class I shares and Class J shares, with no front-end or back-end sales charges, and no 12b-1 fees; for Class J shares, unlike Class I shares, intermediary fees are paid out of the Fund’s Class J shares’ assets on an ongoing basis. The Funds do not charge redemption fees. There are an unlimited number of authorized shares.

The investment objective of the High Yield Reinsurance Fund is to seek a high level of total return consisting of income and preservation of capital. The High Yield Reinsurance Fund pursues its investment objective by investing primarily in reinsurance-related securities, including event-linked bonds, preference shares or participation notes issued in connection with quota shares (“Quota Share Notes”), and, to a lesser extent, preference shares or participation notes issued in connection with industry loss warranties (“ILW Notes”), event-linked swaps, equity securities (publicly or privately offered) or the derivatives of equity securities of companies in the reinsurance and insurance industry (collectively, “reinsurance-related securities”). The investment objective of the Diversified Alternatives Fund is to seek total return. The Diversified Alternatives Fund pursues its investment objective by generating income from diverse investment strategies that have potential for attractive returns such as reinsurance, market risk transfer, style premium investing, alternative lending, single family real estate and bitcoin.

The consolidated financial statements include the account of Stone Ridge Diversified Alternatives Sub Fund Ltd (the “Subsidiary”), which is a wholly-owned and controlled subsidiary of the Diversified Alternatives Fund. Reference made within this report to schedules of investments, statements of operations or statements of assets and liabilities refer to Consolidated Schedule of Investments, Consolidated Statement of Operations or Consolidated Statement of Assets and Liabilities for the Diversified Alternatives Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives such as commodity-linked futures, options and swaps. As of October 31, 2023, the Subsidiary’s net assets were $152,857,837, which represented 14.5% of the Diversified Alternatives Fund’s net assets.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

(a) Investment Valuation and Fair Value Measurement. The Board has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Funds (as needed), and periodically assessing and managing any material valuation risks and establishing and applying fair value methodologies subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.

Stone Ridge Funds	Annual Report	October 31, 2023

Notes to Financial Statements	October 31, 2023

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Funds typically utilize an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Other insurance-linked securities are valued using an insurance industry model pursuant to procedures approved by the Board of Trustees.

The Diversified Alternatives Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related securities, and the Fund’s holdings in mortgage loans, mezzanine loans and certain other types of single-family real estate debt investments, are typically fair valued based on prices provided by a third-party pricing service. Each loan and fractional loan is fair valued using inputs that take into account individual borrower-level data (e.g., payment history) that is updated periodically to reflect new information regarding the borrower or loan.

Non-prime money market funds and cash sweep programs are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

Reverse repurchase agreements are accounted for at amortized cost, which approximates fair value.

For investments in investment companies (other than non-prime money market funds) that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

The Diversified Alternatives Fund’s holdings in private funds are fair valued based on valuations of the Fund’s interests in such private funds provided by the managers of such private funds or their agents. Valuations will be provided to the Fund on a monthly or quarterly basis based on the interim unaudited financial statements of such private funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the completion of the audit of such financial statements and may fluctuate as a result. The Fund will perform an independent review of such valuations and will consider all relevant information, including the reliability of the pricing information provided by the managers of the private funds. The Fund may conclude, in certain circumstances, that the valuation provided by the manager of a private fund is not indicative of what actual fair value would be in an active, liquid or established market. In those circumstances, the Fund may value its interests in the private fund at a discount or a premium to the valuation it receives from the private fund. Additionally, between the monthly or quarterly dates on which such private fund provides a net asset value, the valuation of the Fund’s interest in such private fund may be adjusted more frequently based on the estimated total return that such private fund will generate during such period and other general market or private fund -specific changes the Adviser is aware of. At the end of the month or quarter, as applicable, each private fund’s net asset value is adjusted based on the actual income and appreciation or depreciation realized by such private fund when the monthly or quarterly valuations and income are reported.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked

Stone Ridge Funds	Annual Report	October 31, 2023

Notes to Financial Statements	October 31, 2023

price on the primary exchange on which they are traded. The values of the Funds’ investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, swaps, and forwards, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

Generally, each Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Funds determine fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

A substantial portion of the Funds’ investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However,

Stone Ridge Funds	Annual Report	October 31, 2023

Notes to Financial Statements	October 31, 2023

the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between Level 2 and Level 3 during the reporting period. The transfers from Level 2 to Level 3 occurred because there was no longer observable market data for these securities as of October 31, 2023. The transfers from Level 3 to Level 2 occurred because previously unobservable market data became available as of October 31, 2023. The following table summarizes the inputs used to value the Funds’ investments as of October 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Reinsurance Fund
Assets
Event-Linked Bonds
Chile	$—	$22,228,471	$—	$22,228,471
Europe	—	11,828,708	11,640,566	23,469,274
Global	—	203,034,841	5,768,825	208,803,666
Jamaica	—	15,882,557	—	15,882,557
Japan	—	54,540,731	—	54,540,731
Mexico	—	20,811,929	—	20,811,929
New Zealand	—	10,043,200	—	10,043,200
United States	—	1,520,195,392	20,926,001	1,541,121,393
Total Event-Linked Bonds	—	1,858,565,829	38,335,392	1,896,901,221
Quota Shares and Other Reinsurance-Related Securities
Participation Notes(1)(2)	—	—	86,226,065	86,226,065
Preference Shares(1)	—	—	219,655,130	219,655,130
Total Quota Shares and Other Reinsurance-Related Securities	—	—	305,881,195	305,881,195
Money Market Funds	93,963,228	—	—	93,963,228

Total Assets	$93,963,228	$1,858,565,829	$344,216,587	$2,296,745,644

Diversified Alternatives Fund
Assets
Asset-Backed Securities	$—	$—	$101,199,780	$101,199,780
Event Linked Bonds
Chile	—	3,598,672	—	3,598,672
Europe	—	1,645,194	1,040,162	2,685,356
Global	—	29,762,748	756,175	30,518,923
Jamaica	—	2,846,996	—	2,846,996
Japan	—	6,644,523	—	6,644,523
Mexico	—	2,030,651	—	2,030,651
New Zealand	—	1,531,727	—	1,531,727
United States	—	231,341,579	3,296,459	234,638,038
Total Event-Linked Bonds	—	279,402,090	5,092,796	284,494,886
Investment Companies—Open End	6,614,922	—	—	6,614,922
Participation Notes	—	—	41,315,136	41,315,136
Preference Shares	—	—	44,048,793	44,048,793
Purchased Options	8,363,550	238,053	—	8,601,603
Money Market Funds	60,720,610	—	—	60,720,610
U.S. Treasury Bills	—	467,695,687	—	467,695,687
Whole Loans
Consumer Loans(1)(2)	—	—	47,124,991	47,124,991
Student Loans(1)	—	—	61,740	61,740
Total Whole Loans	—	—	47,186,731	47,186,731

Total Assets	$75,699,082	$747,335,830	$238,843,236	$1,061,878,148

Stone Ridge Funds	Annual Report	October 31, 2023

Notes to Financial Statements	October 31, 2023

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Liabilities
Written Options	$23,974,835	$21,814	$—	$23,996,649

Total Liabilities	$23,974,835	$21,814	$—	$23,996,649
Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$4,617,738	$—	$4,617,738
Unrealized depreciation on forward currency contracts	—	(2,172,380)	—	(2,172,380)
Unrealized appreciation on futures contracts	5,386,518	—	—	5,386,518
Unrealized depreciation on futures contracts	(5,804,507)	—	—	(5,804,507)
Unrealized appreciation on swap contracts	—	482,723	—	482,723
Unrealized depreciation on swap contracts	—	(321,457)	—	(321,457)

Total	$(417,989)	$2,606,624	$—	$2,188,635

(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)	Includes Level 3 investment with a value of zero.
*	Other financial instruments are derivatives, such as futures forwards, currency contracts, and swaps. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Below is a reconciliation that details the activity of securities in Level 3 during the year ended October 31, 2023:

	HIGH YIELD REINSURANCE FUND
	EVENT-LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES
Beginning Balance—November 1, 2022	$16,318,847	$84,417,927	$154,269,560
Acquisitions	15,628,990	67,545,539	14,039,000
Dispositions	(2,762,231)	(83,673,299)	—
Realized gain (loss)	(4,123,558)	(405,024)	—
Return of capital	—	(9,002)	(36,841,785)
Change in unrealized appreciation (depreciation)	6,879,996	18,349,924	88,188,355
Transfers into Level 3	25,327,374	—	—
Transfers out of Level 3	(18,934,026)	—	—
Ending Balance—October 31, 2023	$38,335,392	$86,226,065	$219,655,130

	DIVERSIFIED ALTERNATIVES FUND
	ASSET- BACKED SECRUTIES	EVENT- LINKED BONDS	PARTICIPATION NOTES	PREFERENCE SHARES	WHOLE LOAN- CONSUMER LOANS	WHOLE LOAN- STUDENT LOANS
Beginning Balance—November 1, 2022	$35,736,155	$—	$—	$—	$50,050,633	$99,046
Acquisitions	71,024,290	6,243,511	35,114,070	35,082,000	20,636,164	5,202
Dispositions	(2,996,594)	—	(241,781)	—	(15,882,240)	(30,301)
Realized gain (loss)	(10,971)	—	102,060	—	(4,257,671)	(4,582)
Return of capital	(2,344,042)	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(209,058)	(1,150,715)	6,340,787	8,966,793	(3,421,895)	(7,625)
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Ending Balance—October 31, 2023	$101,199,780	$5,092,796	$41,315,136	$44,048,793	$47,124,991	$61,740

As of October 31, 2023, the change in unrealized appreciation (depreciation) on Level 3 positions still held in the High Yield Reinsurance Fund was $2,285,744 for Event-Linked Bonds, $19,499,060 for Participation Notes, and $88,188,355 for Preference Shares. As of October 31, 2023, the change in unrealized appreciation (depreciation) on positions still held in the Diversified Alternatives Fund was $(209,058) for Asset-Backed Securities, $(1,150,715) for Event-Linked Bonds, $6,340,787 for Participation Notes, $8,966,793 for Preference Shares $(4,406,420), for Whole Loan-Consumer Loans, and $(7,464) for Whole Loan-Student Loans.

Stone Ridge Funds	Annual Report	October 31, 2023

Notes to Financial Statements	October 31, 2023

Unobservable inputs for participation notes and preference shares included losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes and preference shares are monitored daily for significant events that could affect the value of the instruments. The value of asset-backed securities is determined by the forecast performance of alternative lending loans and single-family rental homes in each security’s respective underlying asset pool and the priority the security has with respect to the cash flows of such assets. Because the securities have exposure to the underlying loans and homes, any deterioration of the assets (indicated through higher prepayment, default, severity and discount rates) may result in a markdown of fair values.

Whole Loans are valued using a discounted cash flow framework that takes into account the original purchase price, the scheduled loan payments, and forecast losses. The loss and discount rate forecasts are based on industry and platform historical loan performance, as well as evaluation of the current underwriting environment. Higher expectations of losses and higher discount rates, due to factors such as rising delinquencies on a platform’s loans or a deteriorating macroeconomic environment, would result in a markdown of fair values.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of October 31, 2023.

High Yield Reinsurance Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 10/31/2023	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE(1)
Participation Notes	Financial Services	$54,560,326	Insurance industry model	Estimated losses: Estimated premium earned:	$0.0MM-$9.6MM $0.4MM-$10.2MM	$3.8MM $9.4MM

Preference Shares	Financial Services	$182,344,465	Insurance industry model	Estimated losses: Estimated premium earned:	$0.0MM-$36.7MM $0.0MM-$39.8MM	$5.3MM $18.5MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee using indicative bids pursuant to procedures approved by the Board of Trustees and have a value equal to $38,335,392 for Event-Linked Bonds, $31,665,739 for Participation Notes, and $37,310,665 for Preference Shares.

Diversified Alternatives Fund

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 10/31/2023	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE(1)
Asset-Backed Securities	Financial Services	$101,199,780	Discounted Cash Flow	Constant Prepayment Rate Constant Default Rate Severity Discount Rate	0.00%-28.09% 0.00%-41.97% 82.14%-100.00% 7.22%-16.80%	11.83% 6.90% 81.26% 9.35%

Participation Notes	Financial Services	$9,408,869	Insurance industry model	Estimated losses: Estimated premium earned:	$0.5MM-$1.3MM $0.4MM-$1.9MM	$0.6MM $1.8MM

Preference Shares	Financial Services	$44,048,793	Insurance industry model	Estimated losses: Estimated premium earned:	$6.3MM-$6.3MM $27.4MM-$27.4MM	$6.3MM $27.4MM

Whole Loans—Consumer Loans	Financial Services	$47,124,991	Discounted Cash Flow	Loss-Adjusted Discounted Rate Projected Loss Rate	9.47%-10.39% 16.11%-20.50%	9.92% 18.29%

Whole Loans—Student Loans	Financial Services	$61,740	Discounted Cash Flow	Loss-Adjusted Discounted Rate Projected Loss Rate	7.20%-10.32% 15.07%-23.78%	9.83% 22.05%

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee using an insurance industry model or discounted cash flow model pursuant to procedures approved by the Board of Trustees. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee using indicative bids pursuant to procedures approved by the Board of Trustees and have a value equal to $5,092,796 for Event-Linked Bonds, and $31,906,267 for Participation Notes.

(1)	Weighted by relative fair value

Stone Ridge Funds	Annual Report	October 31, 2023

Notes to Financial Statements	October 31, 2023

Derivative Transactions — The Funds may engage derivatives for hedging and speculative purposes during the year ended October 31, 2023. The Diversified Alternatives Fund also engaged in derivatives to generate income from premiums. The Diversified Alternatives Fund’s use of derivatives included options, forwards, swaps and futures.

Futures Contracts — The Funds may purchase and sell futures contracts. The Diversified Alternatives Fund held futures contracts during the year ended October 31, 2023. The High Yield Reinsurance Fund and Diversified Alternatives Fund may use futures contracts to hedge interest rate and foreign exchange rate exposure. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Funds deposit and maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses and included in cash held at broker and foreign currencies held at broker on the Consolidated Statement of Assets and Liabilities of Diversified Alternatives Fund. Variation margin is settled daily. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The average notional amount of futures contracts during the year ended October 31, 2023, was as follows:

DIVERSIFIED ALTERNATIVES FUND
Total long futures contracts	$248,462,592
Total short futures contracts	269,725,974

Options — The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. The Funds write put and call options to earn premium income. The Diversified Alternatives Fund purchased and wrote call or put options during the year ended October 31, 2023. With exchange-traded options, there is minimal counterparty credit risk to the Funds since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract. As the writer of a call option, the Funds have the obligation to sell the security at the exercise price during or at the expiration of the exercise period. As a writer of a put option, the Funds have the obligation to buy the underlying security at the exercise price during or at the expiration of the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (the exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during or at the expiration of the exercise period. When a written put option (call option) is exercised, the premium originally received decreases the cost basis of the security sold short (or increases the proceeds on the underlying security), and the Funds realize a gain or loss from the closing of the short sale (or from the sale of the security).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

Stone Ridge Funds	Annual Report	October 31, 2023

Notes to Financial Statements	October 31, 2023

The average market values of purchased and written options for the year ended October 31, 2023, were as follows:

DIVERSIFIED ALTERNATIVES FUND
Purchased Options	$2,542,031
Written Options	20,376,479

Swaps — The Diversified Alternatives Fund enters into total return swaps. In a swap transaction, two parties generally agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security or other asset or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Diversified Alternatives Fund uses swaps for both speculative and hedging purposes.

The average notional amount of the total return swaps held during the year ended October 31, 2023, was $1,747,767 for long contracts and $37,133 for short contracts.

Forward Currency Contracts — The Funds may enter into forward currency contracts. The Diversified Alternatives Fund entered into forward currency contracts during the year ended October 31, 2023. When entering into a forward currency contract, in the case of a deliverable contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollar. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. The average notional amount of forward currency contracts during the year ended October 31, 2023 was $209,726,320 for long contracts and $265,313,674 for short contracts.

The tables below reflect the values of derivative assets and liabilities as reflected in the Statement of Assets and Liabilities.

		ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Diversified Alternatives Fund
Forwards
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$4,617,738

Futures
Commodity contracts	Net assets—Unrealized appreciation*	3,279,146
Equity contracts	Net assets—Unrealized appreciation*	1,376,939
Foreign exchange contracts	Net assets—Unrealized appreciation*	730,433

Options
Commodity contracts	Investments, at fair value	1,846,450
Equity contracts	Investments, at fair value	6,517,100
Foreign exchange contracts	Investments, at fair value	238,053

Swap Contracts
Foreign exchange contracts	Unrealized appreciation on swap contracts	482,723

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments.

Stone Ridge Funds	Annual Report	October 31, 2023

Notes to Financial Statements	October 31, 2023

		LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Diversified Alternatives Fund
Forwards
Foreign exchange contracts	Unrealized depreciation on forward currency contracts	$2,172,380

Futures
Commodity contracts	Net assets—Unrealized depreciation*	3,522,595
Equity contracts	Net assets—Unrealized depreciation*	2,261,840
Foreign exchange contracts	Net assets—Unrealized depreciation*	20,072

Written options
Commodity contracts	Written options, at fair value	19,002,930
Equity contracts	Written options, at fair value	271,744
Foreign exchange contracts	Written options, at fair value	4,721,975

Swap Contracts
Foreign exchange contracts	Unrealized depreciation on swap contracts	321,457

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments.

The tables below reflect the effect of derivative instruments on the Statement of Operations for the period ended October 31, 2023.

AMOUNT OF REALIZED GAIN ON DERIVATIVES TRANSACTIONS
	FORWARD CURRENCY CONTRACTS	FUTURES CONTRACTS	PURCHASED OPTIONS*	WRITTEN OPTIONS	SWAP CONTRACTS	TOTAL
Diversified Alternatives Fund
Commodity contracts	$—	$(103,209,934)	$(1,747,178)	$154,025,445	$—	$49,068,333
Equity contracts	—	(4,250,282)	4,660,947	30,746,971	—	31,157,636
Foreign exchange contracts	165,027	(43,716,577)	1,628,669	46,132,594	5,796,758	4,209,713

*	Realized gains (losses) on purchased options are included in realized gain (loss) on investments in unaffiliated issuers on the Consolidated Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FORWARD CURRENCY CONTRACTS	FUTURES CONTRACTS	PURCHASED OPTIONS*	WRITTEN OPTIONS	SWAP CONTRACTS	TOTAL
Diversified Alternatives Fund
Commodity contracts	$—	$279,313	$(296,156)	$1,309,175	$—	$1,292,332
Equity contracts	—	(775,342)	(245,246)	1,055,457	—	34,869
Foreign exchange contracts	5,788,075	1,176,118	(315,240)	299,844	(1,143,905)	5,804,892

*

Change in unrealized appreciation (depreciation) on purchased options are included in change in unrealized appreciation (depreciation) on investments in unaffiliated issuers on the Consolidated Statement of Operations.

(b) Offsetting on the Statement of Assets and Liabilities. Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose sw instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association

Stone Ridge Funds	Annual Report	October 31, 2023

Notes to Financial Statements	October 31, 2023

agreements specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

The Diversified Alternatives Fund is subject to a netting arrangements, which govern the terms of certain transactions with select counterparties. The netting arrangements allow the Diversified Alternatives Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The netting arrangements also specify collateral posting arrangements at prearranged exposure levels.

High Yield Reinsurance Fund

	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
LIABILITIES:				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Reverse Repurchase Agreements	$5,000,001	$—	$5,000,001	$—	$(5,000,001)	$—
	$5,000,001	$—	$5,000,001	$—	$(5,000,001)	$—

Diversified Alternatives Fund

	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
ASSETS:				FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED*	NET AMOUNT
Forward Currency Contracts	$4,617,738	$—	$4,617,738	$(2,172,380)	$—	$2,445,358
Swap Contracts	482,723	—	482,723	(321,457)	—	161,266
	$5,100,461	$—	$5,100,461	$(2,493,837)	$—	$2,606,624

LIABILITIES:	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED*	NET AMOUNT
Forward Currency Contracts	$2,172,380	$—	$2,172,380	$(2,172,380)	$—	$—
Swap Contracts	321,457	—	321,457	(321,457)	—	—
	$2,493,837	$—	$2,493,837	$(2,493,837)	$—	$—

*

The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. If this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

(c) Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Stone Ridge Funds	Annual Report	October 31, 2023

Notes to Financial Statements	October 31, 2023

(e) Federal Income Taxes. The Funds qualify and intend to continue to qualify as “regulated investment companies” (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended. As RICs, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Reverse Repurchase Agreements. The Funds intend to enter into reverse repurchase agreements with banks and brokers, with the Funds as the initial seller of securities to the banks or brokers. In this case, a reverse repurchase agreement involves a sale by a fund of portfolio securities concurrently with an agreement by a fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, an individual fund continues to receive principal and interest payments on the securities. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to a Fund. In such situations, a Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while a Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the fund’s right to repurchase the securities. Furthermore, in that situation a fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities the fund sold to it (e.g., a buyer may only be willing to pay $95 for a security with a market value of $100). A fund’s use of reverse repurchase agreements also subjects the fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. Reverse repurchase agreements and dollar rolls are not considered borrowings by the Diversified Alternatives Fund for purposes of the Fund’s fundamental investment restriction on borrowings because the Diversified Alternatives Fund has elected to treat reverse repurchase agreements and similar financing transactions as derivatives for purposes of Rule 18f-4 under the 1940 Act.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity is as follows:

High Yield Reinsurance Fund

REVERSE REPURCHASE AGREEMENTS	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	30-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Event Linked Bonds	$—	$5,000,001	$—	$—	$5,000,001
Total	$—	$5,000,001	$—	$—	$5,000,001

(g) Event-Linked Bonds. Event-linked bonds are variable rate debt securities for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s) that leads to economic and/or human loss, such as an earthquake of a particular magnitude or a hurricane of a specific category. The most common type of event-linked bonds is known as “catastrophe” or “CAT” bonds. In most cases, the trigger event(s) will not be deemed to have occurred unless the event(s) happened in a particular geographic area and was of a certain magnitude (based on independent scientific readings) and/or caused a certain amount of actual or modeled loss. If the trigger event(s) occurs prior to a bond’s maturity, the Funds may lose all or a portion of their principal and forgo additional interest. In this regard, event-linked bonds typically have a special condition that states that if the sponsor suffers a loss from a particular pre-defined catastrophe or other event that results in physical and/or economic loss, then the issuer’s obligation to pay interest and/or repay the principal is either deferred or completely forgiven. For example, if the Funds hold a bond that covers a sponsor’s losses due to a hurricane with a “trigger” at $1 billion and a hurricane hits causing $1 billion or more in losses to such sponsor, then the Funds will lose all or a portion of its principal invested in the bond and forgo any future interest payments. If the trigger event(s) does not occur, the Funds will recover their principal plus

Stone Ridge Funds	Annual Report	October 31, 2023

Notes to Financial Statements	October 31, 2023

interest. Interest typically accrues and is paid on a quarterly basis for the specified duration of the bond, as long as the trigger event(s) does not occur. Although principal typically is repaid only on the maturity date, it may be repaid in installments, depending on the terms of the bond, as long as the trigger event(s) does not occur. The Funds may invest in event-linked bonds directly or indirectly through certain derivative instruments. The Funds may pursue other types of event-linked derivative strategies using derivative instruments that are typically contingent, or formulaically related to defined trigger events. Trigger events may include hurricanes, earthquakes and weather-related phenomena, non-natural catastrophes, such as plane crashes, or other events resulting in a specified level of physical or economic loss, such as mortality or longevity.

(h) Quota Share Notes. Investments in Quota Share Notes provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. For example, under a 20% quota-share agreement, a special purpose vehicle (“SPV”) would obtain 20% of all premiums of the subject portfolio while being responsible for 20% of all claims, and the Funds, as a holder of a Quota Share Note issued by the SPV, would be entitled to their pro rata share of the premiums received by the SPV and would be responsible for its pro rata share of the claims up to the total amount invested.

(i) ILW Notes. ILW Notes provide exposure to a transaction through which one party (typically, an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophic event to the entire insurance industry rather than the losses of any particular insurer. For example, the buyer of a “$100 million limit U.S. Wind ILW attaching at $20 billion” will pay an upfront premium to a protection writer (i.e., the reinsurer or an SPV) and in return will receive $100 million if total losses to the insurance industry from a single U.S. hurricane exceed $20 billion. The industry loss ($20 billion in this case) is often referred to as the “trigger” and is reported by an independent third party after an event has occurred. The amount of protection offered by the contract ($100 million in this case) is referred to as the “limit.” ILW Notes could also provide exposure to transactions linked to an index not linked to insurance industry losses, such as wind speed or earthquake magnitude and location. The Funds, as a holder of an ILW Note, would be entitled to a return linked to the premium paid by the sponsor and the occurrence or non-occurrence of the trigger event. During the year ended October 31, 2023 the Funds had no exposure to ILW Notes.

(j) Alternative Lending. Alternative lending, which is sometimes referred to as peer-to-peer lending, online lending or marketplace lending, is a method of financing in which an alternative lending platform facilitates the borrowing and lending of money while generally not relying on deposits for capital to fund loans. It is considered an alternative to more traditional debt financing done through a bank. There are several different models of alternative lending but, very generally, a platform typically matches consumers, small or medium-sized businesses or other types of borrowers with investors that are interested in gaining investment exposure to the loans made to such borrowers. Prospective borrowers are usually required to provide or give access to certain financial information to the platform, such as the intended purpose of the loan, income, employment information, credit score, debt-to-income ratio, credit history (including defaults and delinquencies) and home ownership status, and, in the case of small business loans, business financial statements and personal credit information regarding any guarantor, some of which information is made available to prospective lenders. Often, platforms charge fees to borrowers to cover these screening and administrative costs. Based on this and other relevant supplemental information, the platform usually assigns its own credit rating to the borrower and sets the interest rate for the requested borrowing. Platforms then post the borrowing requests online and investors may choose among the loans, based on the interest rates the loans are expected to yield less any servicing or origination fees charged by the platform or others involved in the lending arrangement, the background data provided on the borrowers, and the credit rating assigned by the platform. In some cases, a platform partners with a bank to originate a loan to a borrower, after which the bank sells the loan to the platform or directly to the investor; alternatively, some platforms may originate loans themselves. Some investors, including the Fund, may not review the particular characteristics of the loans in which they invest at the time of investment, but rather negotiate in advance with platforms the general criteria of the investments. Other alternative lending platforms are non-traditional intermediaries. Unlike marketplace lenders, non-traditional intermediaries do not themselves (either alone or working with a bank) originate loans. Instead, they intermediate sales of loans originated by more traditional lenders to buyers that utilize alternative sources of capital (i.e., capital other than bank deposits). Platforms may set minimum eligibility standards for borrowers to participate in alternative lending arrangements and may limit the maximum permitted borrowings. Depending on the purpose and nature of the loan, its term may, for example, be as short as six months or shorter, or as long as thirty years or longer. Set forth below is additional information about some of the Fund’s alternative lending-related investments.

Stone Ridge Funds	Annual Report	October 31, 2023

Notes to Financial Statements	October 31, 2023

(k) Whole Loans. When the Diversified Alternatives Fund invests directly or indirectly in whole loans, it typically purchases all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform or its affiliate. The platform or a third-party servicer typically continues to service the loans, collecting payments and distributing them to investors, less any servicing fees assessed against the Fund, and the servicing entity typically will make all decisions regarding any modification, forbearance or other form of relief that may be provided to a borrower experiencing financial hardship and acceleration or enforcement of the loans following any default by a borrower. Where a platform or its affiliate acts as the loan servicer, there is typically a backup servicer in place in case that platform or affiliate ceases or fails to perform these servicing functions. The Diversified Alternatives Fund, as an investor in a whole loan, would be entitled to receive payment only from the borrower and/or any guarantor, and would not be able to recover any deficiency from the platform, except under very narrow circumstances, which may include fraud by the borrower in some cases. The whole loans in which the Diversified Alternatives Fund may invest may be secured or unsecured. Cash segregated for the purchase of whole loans, if any, is located other assets on the Consolidated Statement of Assets and Liabilities.

(l) Loan Participations. The Diversified Alternatives Fund may invest in participation interests in whole loans, which are typically originated by an alternative lending platform in partnership with a bank. When the Fund invests in participation interests, the Diversified Alternatives Fund typically purchases a fractional or full economic interest in the underlying whole loans and the originating bank retains the legal title to such loans. As with the Diversified Alternatives Fund’s investments in whole loans, the alternative lending platform or a third party servicer typically continues to service the loans, collecting payments and distributing them to investors in the loan participations, less any servicing fees assessed against the Diversified Alternatives Fund, and the servicing entity typically will make all decisions regarding any modification, forbearance or other form of relief that may be provided to a borrower experiencing financial hardship and acceleration or enforcement of the loans following any default by a borrower. The servicing entity may distribute payments of principal and interest from the borrower directly to the Fund as a holder of participation interests. Alternatively, the Diversified Alternatives Fund may receive payments of principal and interest as passed through by the bank originating the whole loans and issuing the participation interests.

(m) Pass-Through Certificates. The Diversified Alternatives Fund may invest in pass-through certificates, which are a form of asset-backed security that is backed by a pool of whole loans originated or sourced by one or more alternative lending platforms and that represents the right of the holder to receive specified distributions in respect of such whole loans; specifically, holders are entitled to receive payments on account of principal and interest payments made by borrowers on the underlying loans, as well as proceeds from the sale or liquidation of any loan underlying the pass-through certificate, net of fees, expenses and other amounts payable to the issuer, trustee, originating platform(s) or other third parties as required. Unlike many other asset-backed securities, pass-through certificates are generally not issued with multiple tranches; instead, all holders of a particular certificate share a pro rata interest in the underlying pool of whole loans and distributions with respect thereto.

(n) Asset-Backed Securities. The Diversified Alternatives Fund may invest in, and sells certain of its alternative lending-related investments to, securitization vehicles, formed by alternative lending platforms or third parties for the purpose of acquiring alternative lending-related investments and issuing securities, the payments on which are funded by payments received on such entities’ underlying investments. Such asset-backed securities, including mortgage-backed securities, may be issued in different tranches of debt and residual equity interests with different rights and preferences. The Diversified Alternatives Fund may hold any tranche of such asset-backed securities. The volume and frequency of the Diversified Alternatives Fund’s sales of pools of loans to securitization vehicles may increase as a more active and reliable secondary market develops over time.

(o) Shares, Certificates, Notes or Other Securities. The Diversified Alternatives Fund may invest in shares, certificates, notes or other securities representing the right to receive principal and interest payments due on fractions of whole loans or pools of whole loans. The platform or a separate special purpose entity organized by or on behalf of the platform may hold the whole loans underlying such investments on its books and issue to the Diversified Alternatives Fund, as an investor, a share, certificate, note or other security, the payments on which track and depend upon the borrower payments on the underlying loans. As with whole loans, the platforms or third-party servicers typically continue to service the underlying loans on which the performance of such securities is based. Such securities may be linked to any of the types of whole loans in which the Diversified Alternative Fund may invest directly. Such securities may also track fractions of a whole loan. These securities may be sold through publicly registered offerings or through unregistered private offerings.

Stone Ridge Funds	Annual Report	October 31, 2023

Notes to Financial Statements	October 31, 2023

(p) Equity Securities. The Diversified Alternatives Fund may invest directly or indirectly in equity securities of both non-U.S. and U.S. small and mid-cap companies.

(q) Debt Securities. The Diversified Alternatives Fund may have exposure to the debt securities of U.S. or non-U.S. issuers. These debt securities may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade or unrated but judged by the Adviser to be of comparable quality (debt securities that are below investment grade are commonly called “junk bonds”). The Diversified Alternatives Fund has no limits as to the maturity of debt securities in which it invests directly or indirectly. Such investments may be within any maturity range (short, medium or long) depending on the Adviser’s evaluation of investment opportunities available within the debt securities market. Similarly, the Diversified Alternatives Fund has no limits as to the market capitalization range of the issuers.

(r) Distributions to Shareholders. The Funds intend to distribute to their shareholders, on a tax basis, any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Funds each may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(s) Foreign Securities and Currency Transactions. The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Funds may invest in reinsurance-related securities issued by foreign sovereigns and foreign entities that are corporations, partnerships, trusts or other types of business entities. Because the majority of reinsurance-related security issuers are domiciled outside the United States, the Funds will normally invest a significant amount of its assets in non-U.S. entities. Accordingly, the Funds may invest without limitation in securities issued by non-U.S. entities, including those in emerging market countries. Certain SPVs in which the Funds invests may be sponsored by non-U.S. insurers that are not subject to the same regulation as that to which U.S. ceding insurers are subject. Such SPVs may pose a greater risk of loss, for example due to less stringent underwriting and/or risk-retention requirements. The Funds’ investments will consist primarily of event-linked bonds, Quota Share Notes and ILW Notes that provide the Funds with contractual rights under the terms of the bond issuance. While the contractual rights of such instruments are similar whether they are issued by a U.S. issuer or a non-U.S. issuer, there may be certain additional risks associated with non-U.S. issuers. For example, foreign issuers could be affected by factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information, potential difficulties in enforcing contractual obligations, and increased costs to enforce applicable contractual obligations outside the United States. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of the Funds’ investments in foreign securities. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Funds’ assets.

If the Funds invest in foreign issuers by purchasing American Depositary Receipts (“ADRs”) (U.S. dollar-denominated depositary receipts issued generally by banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or over-the counter in the United States), the Funds are exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

(t) Allocation of Income, Expenses, Gains/Losses. Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of each fund are allocated daily to each share class based upon the ratio of net assets represented by each class as a percentage of the net assets of each fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most expenses are allocated based on average net assets, with the exception of the High Yield Reinsurance Fund’s 12b-1 fees, which are expensed at 0.15% of average daily net assets of the Class M shares.

Stone Ridge Funds	Annual Report	October 31, 2023

Notes to Financial Statements	October 31, 2023

(u) Other. Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method. Realized gains and losses on securities sold are calculated on a first-in, first-out basis.

(v) Restricted Securities. The Funds may invest a substantial portion of their assets in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publicly registered. Restricted securities may be deemed illiquid.

(w) REIT Distributions. The character of distributions received from real estate investment trusts (“REITs”) held by the Funds is generally made up of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(x) Rule 18f-4. The SEC adopted new regulations under the 1940 Act governing the use of derivatives and certain related instruments by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a Fund can enter into, eliminates the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The High Yield Reinsurance Fund qualifies as a “limited derivatives user” as defined under Rule 18f-4 and as such, has adopted policies and procedures reasonably designed to manage such fund’s derivatives risk to ensure the Fund’s derivatives exposure remains limited. As required by Rule 18f-4, the Diversified Alternatives Fund has adopted and implemented a derivatives risk management program to govern its use of derivatives and appointed a derivatives risk manager. The derivatives risk manager is appointed by the Board and conducts periodic reviews of the derivatives risk management program and reports findings back to the Board. Rule 18f-4 restricts each Fund’s ability to engage in certain derivatives transactions and may increase the costs related to the Fund’s use of such derivatives transactions, which could adversely affect the value or performance of a Fund. In addition, the Diversified Alternatives Fund has elected to treat reverse repurchase agreements and similar financing transactions as derivatives for purposes of Rule 18f-4.

(y) New Accounting Pronouncements. In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in December 2022, the FASB issued Accounting Standards Update 2022-06, Reference Rate Reform (Topic 848), Deferral of the Sunset Date of Topic 848: Scope (“ASU 2022-06”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2022-06 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2024. Management is evaluating the impact of ASU 2020-04 and ASU 2022-06 on the Fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within regulatory deadlines.

(z) Market Volatility. The value of the securities in the Fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Adviser to invest the Fund’s assets as intended.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made because the Funds intend to be taxed as RICs and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the

Stone Ridge Funds	Annual Report	October 31, 2023

Notes to Financial Statements	October 31, 2023

Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the year October 31, 2023, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Funds’ net assets as follows:

	TOTAL DISTRIBUTABLE EARNINGS/(LOSS)	PAID IN CAPITAL
High Yield Reinsurance Fund	$14,719,962	$(14,719,962)
Diversified Alternatives Fund	(51,569,319)	51,569,319

These differences primarily relate to realized foreign currency gains/(losses), investments in passive foreign investment companies and controlled foreign corporations, treatment of realized and unrealized losses on distressed loans, redemptions in kind gains and losses, and non-deductible excise taxes paid.

	HIGH YIELD REINSURANCE RISK PREMIUM FUND	DIVERSIFIED ALTERNATIVES FUND
Tax cost of investments	$2,375,394,594	$1,066,022,703
Unrealized appreciation	88,398,002	28,678,036
Unrealized depreciation	(167,050,315)	(105,269,978)
Net unrealized appreciation (depreciation)	(78,652,313)	(76,591,942)
Undistributed ordinary income	108,919,794	124,941,408
Undistributed long-term gain (capital loss carryover)	(113,161,300)	(57,517,546)
Distributable earnings	(4,241,506)	67,423,862
Other accumulated earnings (loss)	21,223,025	8,193,628
Total accumulated gain (loss)	$(61,670,794)	$(974,452)

The tax character of distributions paid during the period ended October 31, 2023 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Reinsurance Fund	$149,857,899	$—	$—	$149,857,899
Diversified Alternatives Fund	9,414,732	5,008,666	—	14,423,398

Each of the Funds designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended October 31, 2023.

The tax character of distributions paid during the period ended October 31, 2022 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
High Yield Reinsurance Fund	$64,138,892	$—	$—	$64,138,892
Diversified Alternatives Fund	15,355,242	2,954,443	—	18,309,685

As of October 31, 2023 certain Funds have tax basis capital losses which may be carried forward indefinitely to offset future capital gains as shown below:

	SHORT-TERM	LONG-TERM	TOTAL
High Yield Reinsurance Fund	$(6,636,555)	$(106,524,745)	$(113,161,300)
Diversified Alternatives Fund(1)	(43,650,798)	(13,866,749)	(57,517,547)

(1)

Tax basis short-term capital losses of $(44,282,971) and long-term capital losses of $(14,067,574) were transferred from the All Asset VRP Fund to the Diversified Alternatives Fund as a result of the acquisition of the former by the latter on February 5, 2021. Utilization of these losses is subject to limitation under IRC Section 382.

Stone Ridge Funds	Annual Report	October 31, 2023

Notes to Financial Statements	October 31, 2023

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year October 31, 2023, or for any other tax years which are open for exam. As of October 31, 2023, open tax years include the periods ended October 31, 2021, 2022 and 2023. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement. The Adviser is the Funds’ investment adviser and was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Funds.

As compensation for its services, the Adviser is paid by the High Yield Reinsurance Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 1.50% of the Fund’s average daily net assets. As compensation for its services, the Adviser is paid by the Diversified Alternatives Fund a fee, computed daily and paid monthly in arrears, at the annual rate of (i) 0.00% of the Fund’s average daily net assets invested in any other fund advised by the Adviser and (ii) 1.50% of the Fund’s average daily net assets invested in other investments.

Through February 28, 2024 for the High Yield Reinsurance Fund, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of the Fund or classes thereof (excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business collectively, the (“Excluded Expenses”) solely to the extent necessary to limit the Fund’s total annual fund operating expenses, other than the Excluded Expenses, to 1.70% for Class I shares and 1.85% for Class M shares of the High Yield Reinsurance Fund (prior to March 1, 2022, 1.65% for Class I shares and 1.80% for class M shares). Through February 28, 2024 for the Diversified Alternatives Fund, the Adviser has agreed to waive its advisory fee and/or pay or otherwise bear operating and other expenses of the Fund or classes thereof (excluding the Fund’s investment management fee, financial intermediary fees and expenses (including shareholder servicing fees and expenses, sub-transfer agency servicing fees and expenses and fees and expenses for custodial services rendered to shareholders), brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest payments on borrowed funds, loan servicing fees, loan collection and administration fees and expenses; interest and commitment fees; short dividend expense; acquired fund fees and expenses; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Diversified Alternatives Expenses”)) solely to the extent necessary to limit the Diversified Alternatives Fund’s total annual fund operating expenses, other than Excluded Diversified Alternatives Expenses, to 0.40% for the Class I and Class J shares of the Diversified Alternatives Fund (prior to January 22, 2021, 0.55% for the Class J shares, previously Class M shares, of the Diversified Alternatives Fund). With respect to each Fund, the Adviser is permitted to recoup in later periods expenses attributable to a Class that the Adviser has paid or otherwise borne (whether through reduction of its advisory fee or otherwise) to the extent that the expenses for the Class of shares fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Class to exceed the annual rate in effect at the time of the recoupment. However, the Adviser shall not be, and under the expense limitation agreements that were in place during the period covered by this report the Adviser was not, permitted to recoup any such fees or expenses beyond three years from the month end in which the Adviser reduced a fee or reimbursed an expense. The Adviser has waived and recouped amounts as disclosed in each Fund’s Statement of Operations. As of October 31, 2023, the remaining amount of waived fees subject to be recouped in future years are as follows:

FUND	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2024)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2025)	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2026)
High Yield Reinsurance Fund	$563,960	$125,053	$111,043
Diversified Alternatives Fund	1,388,393	1,046,965	592,721

Stone Ridge Funds	Annual Report	October 31, 2023

Notes to Financial Statements	October 31, 2023

(b) Custodian, Administrator and Transfer Agent. The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Transfer Agent”), an affiliate of U.S. Bank, N.A.

(c) Distributor. ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor.

5. Distribution and Service Arrangements

Financial intermediaries may provide varying investment products, programs, platforms and accounts for the benefit of shareholders. Such intermediaries generally charge fees in connection with a variety of services, which may include (i) personal and account maintenance services, sub-transfer agency services and custodial services rendered to shareholders who are customers of the intermediary, including electronic transmission and processing of orders, electronic fund transfers between shareholders and the relevant Fund, reinvestment of distributions, settlement and reconciliation of transactions, liaising with the Transfer Agent, facilitation of electronic delivery to shareholders of Fund documentation, monitoring shareholder accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and other similar services (fees for such services, “servicing fees”) and/or (ii) activities or expenses primarily intended to result in the sale of shares (fees for such services, if any, “distribution fees” and, together with servicing fees, “intermediary fees”). Such fees may be based on the number of accounts or may be a percentage of the average value of accounts for which the intermediary provides services, and are intended to compensate intermediaries for their provision of services of the type that would be provided by the Transfer Agent or other service providers if the shares were registered on the books of the relevant Fund. The Funds do not believe that any portion of fees currently paid to financial intermediaries are distribution fees.

For the High Yield Reinsurance Fund, intermediary fees may be paid pursuant to a Distribution Plan (“12b-1 Plan”) adopted by the Fund with respect to its Class M shares, at the maximum annual rate of 0.15% of the Fund’s average daily net assets attributable to Class M. These fees are paid out of the Fund’s Class M shares’ assets on an ongoing basis and may be administered or facilitated by the Distributor. Because Rule 12b-1 fees are paid out of the Fund’s Class M shares’ assets on an ongoing basis, over time these fees will increase the cost of a shareholder’s investment and may cost you more than other types of sales charges. If amounts remain from the Rule 12b-1 fees after the intermediaries have been paid, such amounts are reimbursed to the Fund. The Distributor does not retain any portion of the Rule 12b-1 fees. To the extent that there are expenses associated with shareholder services that exceed the amounts payable pursuant to the 12b-1 Plan, the Class M shares of each Fund will bear such expenses. For Class I shares of the Fund, the Adviser pays all intermediary fees.

For the Diversified Alternatives Fund, intermediary fees may be paid out of the Fund’s Class J shares’ assets on an ongoing basis. Because these intermediary fees are paid out of the Fund’s Class J shares’ assets on an ongoing basis, over time these fees will increase the cost of a shareholder’s investment and may cost you more than other types of charges. For Class J shares, the Adviser pays a portion of the intermediary fees, and the Class J shares bear the remainder. For Class I shares, the Adviser pays all intermediary fees. For the year ended October 31, 2023 intermediary fees of $109,971 were paid by Class J shares.

6. Related Parties

Certain officers of the Trust are also employees of the Adviser. The officers, with the exception of the Chief Compliance Officer, are not compensated by the Trust. The Trust pays a portion of the Chief Compliance Officer’s salary.

7. Investment Transactions

For the year ended October 31, 2023, aggregate purchases and sales of securities (excluding short-term securities) by the Funds were as follows:

	HIGH YIELD REINSURANCE FUND	DIVERSIFIED ALTERNATIVES FUND
Purchases	$994,912,590	$509,281,769
Sales	544,151,463	295,903,916
U.S. Government Security Purchases	—	—
U.S. Government Security Sales	—	—

Stone Ridge Funds	Annual Report	October 31, 2023

Notes to Financial Statements	October 31, 2023

8. Capital Share Transactions

HIGH YIELD REINSURANCE FUND - CLASS I	YEAR ENDED OCTOBER 31, 2023	YEAR ENDED OCTOBER 31, 2022
Shares sold	145,767,979	80,073,730
Shares issued to holders in reinvestment of dividends	9,129,144	3,820,392
Shares redeemed	(89,738,621)	(49,108,633)
Net increase in shares	65,158,502	34,785,489
Shares outstanding:
Beginning of year	175,664,118	140,878,629
End of year	240,822,620	175,664,118

HIGH YIELD REINSURANCE FUND - CLASS M
Shares sold	4,203,658	4,741,692
Shares issued to holders in reinvestment of dividends	770,399	580,109
Shares redeemed	(9,449,455)	(6,160,269)
Net increase (decrease) in shares	(4,475,398)	(838,468)
Shares outstanding:
Beginning of year	15,622,799	16,461,267
End of year	11,147,401	15,622,799

DIVERSIFIED ALTERNATIVES FUND - CLASS I
Shares sold	47,579,818	30,712,516
Shares issued to holders in reinvestment of dividends	1,174,621	1,457,004
Shares redeemed	(8,633,335)	(8,616,572)
Net increase in shares	40,121,104	23,552,948
Shares outstanding:
Beginning of year	41,548,599	17,995,651
End of year	81,669,703	41,548,599

DIVERSIFIED ALTERNATIVES FUND - CLASS J
Shares sold	1,108,107	2,318,941
Shares issued to holders in reinvestment of dividends	88,391	94,234
Shares redeemed	(612,697)	(447,584)
Net increase in shares	583,801	1,965,591
Shares outstanding:
Beginning of year	3,141,292	1,175,701
End of year	3,725,093	3,141,292

Stone Ridge Funds	Annual Report	October 31, 2023

Notes to Financial Statements	October 31, 2023

9. Transactions with Affiliate

The following is a summary of transactions during the year ended October 31, 2023 in which the issuer was an affiliate of the Fund as defined in Section (2)(a)(3) of the 1940 Act:

DIVERSIFIED ALTERNATIVES FUND(1)
STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM—CLASS I
November 1, 2022 Balance
Shares	24,493,586
Cost	$218,424,974
Additions
Shares	6,943,366
Cost	$59,361,488
Reductions
Shares	30,717,156
Cost	$271,421,291
October 31, 2023 Balance
Shares	719,796
Cost	$6,365,171
Value	$6,614,922
Dividend Income	$9,549,074
Realized Gain/(Loss)	$(6,421,291)
Change in Unrealized Appreciation	$20,521,614

(1)	The Diversified Alternatives Fund is not paying advisory fees on its holdings of the High Yield Reinsurance Fund as the Adviser is paid an advisory fee from the High Yield Reinsurance Fund.
(2)

On April 21, 2023 and July 7, 2023, the Diversified Alternatives Fund redeemed 20,348,837 and 6,833,713 shares, respectively, of the High Yield Reinsurance Fund with a value of $175,000,000 and $60,000,000, respectively. The redemptions were satisifed with a cash payment in the amount of $2,693,668 and $10,752,847, respectively, and an in kind payment of securities that had a value of $172,306,332 and $49,247,153, respectively. The Diversified Alternatives Fund recorded a realized loss of $6,269,824 and gain of $1,787,223, on the in kind redemptions. The High Yield Reinsurance Fund recorded a realized loss of $15,131,635 and a realized gain of $794,221, on the payment in kind on shares redeemed by Diversified Alternatives Fund.

10. Financing Facility

The High Yield Reinsurance Fund obtains leverage through a 29-day rolling facility (the “Facility”). The Facility, when drawn, is secured by the Fund’s assets, particularly catastrophe bonds which are posted as collateral. The Facility’s maximum withdraw capacity is $125,000,000. Through the year ended October 31, 2023, the High Yield Reinsurance Fund’s maximum borrowing was $36,500,000 and average borrowing was $7,259,590. This borrowing resulted in interest expenses of $429,872 at a weighted average interest rate of 6.12% and is included in the High Yield Reinsurance Fund’s Statement of Operations. As of October 31, 2023, the High Yield Reinsurance Fund had an no outstanding balance.

The Funds may obtain leverage through borrowings in seeking to achieve their investment objectives. The Funds share a $75,000,000 umbrella line of credit in the form of an unsecured loan agreement with U.S. Bank National Association, which is effective November 28, 2017 through October 19, 2024. With respect to the High Yield Reinsurance Fund and the Diversified Alternatives Fund, the maximum withdrawal capacity for each Fund is 33.33% of the net market value of the assets of such Fund (not to exceed $75,000,000 outstanding across all Funds). The Funds did not borrow form the umbrella line of credit during the year ended October 31, 2023.

11. Subsequent Events Evaluation

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Stone Ridge Funds	Annual Report	October 31, 2023

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Stone Ridge High Yield Reinsurance Risk Premium Fund and Stone Ridge Diversified Alternatives Fund of Stone Ridge Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities (consolidated for Stone Ridge Diversified Alternatives Fund) of Stone Ridge Trust (the “Trust”) (comprising Stone Ridge High Yield Reinsurance Risk Premium Fund and Stone Ridge Diversified Alternatives Fund (collectively referred to as the “Funds”)), including the schedules of investments (consolidated for Stone Ridge Diversified Alternatives Fund), as of October 31, 2023, and the related statements of operations (consolidated for Stone Ridge Diversified Alternatives Fund), cash flows (consolidated for Stone Ridge Diversified Alternatives Fund), and changes in net assets (consolidated for Stone Ridge Diversified Alternatives Fund), and the financial highlights (consolidated for Stone Ridge Diversified Alternatives Fund) for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”).

In our opinion, the financial statements present fairly, in all material respects, the financial position (consolidated for Stone Ridge Diversified Alternatives Fund) of each of the Funds comprising the Trust at October 31, 2023, the results of their operations (consolidated for Stone Ridge Diversified Alternatives Fund), cash flows (consolidated for Stone Ridge Diversified Alternatives Fund), changes in net assets (consolidated for Stone Ridge Diversified Alternatives Fund) and financial highlights (consolidated for Stone Ridge Diversified Alternatives Fund) for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

INDIVIDUAL FUND CONSTITUTING THE STONE RIDGE TRUST	STATEMENTS OF OPERATIONS AND CASH FLOWS	STATEMENTS OF CHANGES IN NET ASSETS	FINANCIAL HIGHLIGHTS
Stone Ridge High Yield Reinsurance Risk Premium Fund	For the year ended October 31, 2023	For each of the two years in the period ended October 31, 2023	For each of the five years in the period ended October 31, 2023

INDIVIDUAL FUND CONSTITUTING THE STONE RIDGE TRUST	CONSOLIDATED STATEMENTS OF OPERATIONS AND CASH FLOWS	CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS	CONSOLIDATED FINANCIAL HIGHLIGHTS
Stone Ridge Diversified Alternatives Fund	For the year ended October 31, 2023	For each of the two years in the period ended October 31, 2023	For each of the three years in the period ended October 31, 2023 and the period from May 1, 2020 (commencement of operations) through October 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included

Stone Ridge Funds	Annual Report	October 31, 2023

Report of Independent Registered Public Accounting Firm

examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, brokers and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Stone Ridge investment companies since 2013.

Minneapolis, Minnesota

December 29, 2023

Stone Ridge Funds	Annual Report	October 31, 2023

Expense Examples (Unaudited)

As a shareholder of the Stone Ridge Funds, you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Stone Ridge Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023 through October 31, 2023.

Actual Expenses

The first line on each table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Funds’ transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on each table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each share class of the Funds and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2023	ENDING ACCOUNT VALUE OCTOBER 31, 2023	EXPENSES PAID DURING PERIOD* MAY 1, 2023 – OCTOBER 31, 2023
Actual	$1,000.00	$1,109.87	$9.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.28	$9.00

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.77%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge High Yield Reinsurance Risk Premium Fund — Class M

	BEGINNING ACCOUNT VALUE MAY 1, 2023	ENDING ACCOUNT VALUE OCTOBER 31, 2023	EXPENSES PAID DURING PERIOD* MAY 1, 2023 – OCTOBER 31, 2023
Actual	$1,000.00	$1,110.39	$9.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.23	$9.05

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.78%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Funds	Annual Report	October 31, 2023

Expense Examples (Unaudited)

Stone Ridge Diversified Alternatives Fund — Class I

	BEGINNING ACCOUNT VALUE MAY 1, 2023	ENDING ACCOUNT VALUE OCTOBER 31, 2023	EXPENSES PAID DURING PERIOD* MAY 1, 2023 – OCTOBER 31, 2023
Actual	$1,000.00	$1,115.14	$10.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.22	$10.11

*	Expenses are equal to the share class’s annualized six-month expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Diversified Alternatives Fund — Class J

	BEGINNING ACCOUNT VALUE MAY 1, 2023	ENDING ACCOUNT VALUE OCTOBER 31, 2023	EXPENSES PAID DURING PERIOD* MAY 1, 2023 – OCTOBER 31, 2023
Actual	$1,000.00	$1,114.86	$12.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.76	$11.62

*	Expenses are equal to the share class’s annualized six-month expense ratio of 2.27%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the partial year period.

Stone Ridge Funds	Annual Report	October 31, 2023

Additional Information (Unaudited)

1. Board Approval of the Continuation of the Investment Management Agreements

Throughout the year, the Board of Trustees (the “Board”) of Stone Ridge Trust (the “Trust”), including the members of the Board who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), considers matters bearing on the investment management agreements between Stone Ridge Asset Management LLC (the “Adviser”) and the Trust, on behalf of each series of the Trust. On an annual basis, the Board, including the Independent Trustees, holds a meeting to determine whether to approve the continuation, ordinarily for an additional one-year period, of any investment management agreements that are proposed to be renewed.

At a meeting held on October 23, 2023, the Board, including a majority of the Independent Trustees, considered and approved the continuation for a one-year period of each of the investment management agreements (the “Existing Agreements”) between the Adviser and the Trust on behalf of Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”) and Stone Ridge Diversified Alternatives Fund (the “Diversified Alternatives Fund” and together with High Yield Reinsurance Fund, the “Funds”). Prior to the meeting, the Independent Trustees received a memorandum from independent counsel describing their responsibilities in connection with the approval of the Existing Agreements. In evaluating each Existing Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Existing Agreements.

The Board’s consideration of each Existing Agreement included but was not limited to: (1) the nature, extent and quality of the services provided by the Adviser; (2) the investment performance of the Funds and the Adviser; (3) the cost of the services provided and the profits and other benefits realized by the Adviser from its relationship with each Fund; and (4) the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect such economies of scale for the benefit of shareholders of the Funds. In determining whether to approve the continuation of the Existing Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative; individual trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the investment management services provided by the Adviser, including management of each Fund’s portfolio in accordance with its investment objective, investment policies, investment restrictions and applicable law; the unique and complex nature of the Funds’ investment programs in the registered fund space; investment selection and monitoring; selection of trading counterparties and order management; the creation and implementation of ongoing analytical and risk management strategies; the Adviser’s investment in infrastructure, proprietary software, technology and personnel needed to implement each Fund’s investment program; and the oversight and/or implementation of policies and procedures necessary to fulfill these responsibilities.

The Board also considered other services provided by the Adviser, including proxy voting (to the extent applicable), monitoring potential conflicts of interest and maintaining regulatory compliance programs for the Funds. In addition, the Board considered the qualifications and professional backgrounds of the Adviser’s personnel who provide significant advisory or other services to each Fund under the applicable Existing Agreement and analyzed the Adviser’s ongoing ability to service the Funds through such personnel. Based on this and related information, the Board, including the Independent Trustees, concluded that the nature, extent and quality of services supported the continuation of the Existing Agreements.

In considering the investment performance of the Funds and the Adviser, the Board reviewed information provided by the Adviser relating to each Fund’s performance together with the performance of each Fund’s corresponding indices. For each Fund, the Board considered the performance information for the one-month, three-month, six-month, one-year, three-year and five-year periods ended August 31, 2023 as well as for the period ended August 31, 2023 since each Fund’s inception. The Board also reviewed performance information for funds within Morningstar categories of U.S. non-traditional bond fund strategies and U.S. fund miscellaneous strategies (for the High Yield Reinsurance Fund) and U.S. fund multi-strategies (for the Diversified Alternatives Fund), in each case, with specified characteristics and within a specified size range relative to the Funds, as determined by the Adviser in consultation with the Funds’ third-party administrator (the “peer groups”). The Board considered the performance information for any comparable registered investment funds managed by the Adviser. The Board also considered the Adviser’s explanation that it does not manage

Stone Ridge Funds	Annual Report	October 31, 2023

Additional Information (Unaudited)

any other accounts with strategies similar to those of the Funds and that there are very few, if any, funds that follow investment strategies similar to those of the Funds due to the unique nature of the Funds’ investment strategies among registered funds, thus making it difficult to identify appropriate peer groups for the Funds and that the peer groups identified were based on an assessment of how the Adviser and the Funds’ third-party administrator believed Morningstar would likely categorize the Funds. The Board, including the Independent Trustees, concluded that each Fund’s performance in light of all relevant factors supported the renewal of the Existing Agreement relating to that Fund.

In considering the cost of services provided and the benefits realized by the Adviser from its relationship with each Fund, the Board considered the fees paid under each Existing Agreement, the expense ratio for each Fund and any contractual expense limitation undertaken by the Adviser. In considering the appropriateness of the management fees, expense ratios and expense limitations applicable to the Funds, the Board also compared this data against the corresponding information for the funds in the applicable peer group. The Board took into consideration information provided by the Adviser relating to the Adviser’s financial health, profitability and the benefits that the Adviser derives from the Existing Agreements. The Board also noted that the Adviser may receive reputational benefits from its relationships with the Funds. Based on the foregoing information and other factors deemed relevant, the Board, including the Independent Trustees, concluded that the management fee arrangements applicable to each of the Funds pursuant to the Existing Agreements were fair and reasonable and that the costs of the services the Adviser provided and the related benefits to the Adviser in respect of its relationships with the Funds supported the continuation of the Existing Agreements.

Finally, the Board considered the extent to which economies of scale in the provision of services by the Adviser would be realized as the Funds grow and whether the Funds’ fee levels reflect such economies of scale, such as through breakpoints in their investment management fees or through expense waiver and/or limitation agreements. The Board noted the Adviser’s views regarding its ability to achieve economies of scale in respect of the different asset classes represented by the Funds’ investment programs. In addition, the Board noted that each of the Funds was subject to a contractual expense limitation agreement. The Board noted that the Adviser generally sets the expense limitations for the Funds, if any, at levels that it believes reflect market levels for the services provided to, and expenses borne by, the Funds. After reviewing this and related information, the Board, including the Independent Trustees, concluded that the extent to which economies of scale currently are shared with the Funds supported the continuation of the Existing Agreements.

Based on a consideration and evaluation of all factors deemed to be relevant, including the foregoing matters and the Board’s determination that the continuation of each of the Existing Agreements was in the best interests of the shareholders, the Board, including the Independent Trustees, concluded that each of the Existing Agreements should be continued for a one-year period.

Stone Ridge Funds	Annual Report	October 31, 2023

Additional Information (Unaudited)

2. Disclosure Regarding Fund Trustees and Officers

Independent Trustees(1)
NAME (YEAR OF BIRTH)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(2)	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN THE FUND COMPLEX OVERSEEN BY TRUSTEE(3)	OTHER DIRECTORSHIPS/ TRUSTEESHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
Jeffery Ekberg (1965)	Trustee	since 2013	Self-employed (personal investing), since 2011; Principal, TPG Capital, L.P. (private equity firm) until 2011; Chief Financial Officer, Newbridge Capital, LLC (subsidiary of TPG Capital, L.P.) until 2011	114	None.

Daniel Charney (1970)	Trustee	since 2013	Co-Head of Global Markets, TD Securities (investment bank) and Vice Chair of TD Cowen, a division of TD Securities (financial services firm) since 2023; Co-President, Cowen and Company, Cowen Inc. (financial services firm), until 2023	114	None.

Interested Trustee
NAME (YEAR OF BIRTH)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(2)	PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN THE FUND COMPLEX OVERSEEN BY TRUSTEE(3)	OTHER DIRECTORSHIPS/ TRUSTEESHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
Ross Stevens(4) (1969)	Trustee, Chairman	since 2013	Founder and Chief Executive Officer of Stone Ridge since 2012	114	None.

(1)	Information as of October 31, 2023.
(2)	Each Trustee serves until resignation or removal from the Board.
(3)

The Fund Complex includes the Trust and Stone Ridge Trust II, Stone Ridge Trust IV, Stone Ridge Trust V, Stone Ridge Trust VIII, Stone Ridge Longevity Risk Premium Fixed Income Master Trust 2045 and trusts that invest substantially all of their assets in a series of Stone Ridge Longevity Risk Premium Fixed Income Master Trust 2045, other investment companies managed by the Adviser.

(4)	Mr. Stevens is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his position with the Adviser.

Stone Ridge Funds	Annual Report	October 31, 2023

Additional Information (Unaudited)

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available free of charge upon request by calling the Fund toll free at 1.855.609.3680.

Officers of the Trust
NAME (YEAR OF BIRTH) AND ADDRESS(1) (2)	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED(3)	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Ross Stevens (1969)	President, Chief Executive Officer and Principal Executive Officer	since 2013	Founder of Stone Ridge Asset Management LLC, Chief Executive Officer of the Adviser, since 2012.

Lauren D. Macioce (1978)	Chief Compliance Officer, Secretary, Chief Legal Officer and Anti-Money Laundering Compliance Officer	since 2016	General Counsel and Chief Compliance Officer of the Adviser, since 2016.

Anthony Zuco (1975)	Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer	since 2018	Supervising Fund Controller at the Adviser, since 2015.

Alexander Nyren (1980)	Assistant Secretary	since 2018	Head of Reinsurance of the Adviser, since 2018; member of Reinsurance portfolio management

Leson Lee (1975)	Assistant Treasurer	since 2019	Member of Operations at the Adviser, since 2018.

Domingo Encarnacion (1983)	Assistant Treasurer	since 2020	Tax Manager at the Adviser, since 2016.

Stanley Weinberg (1989)	Assistant Treasurer	since 2023	Member of Operations at the Adviser, since 2019

Daniel Gross (1984)	Assistant Treasurer	since 2023	Member of Operations at the Adviser, since 2019

(1)	Each officer’s mailing address is c/o Stone Ridge Asset Management LLC, One Vanderbilt Avenue, 65th Floor, New York, NY 10017.
(2)	Each of the officer’s is an affiliated person of the Adviser as a result of his or her position with the Adviser.
(3)	The term of office of each Officer is indefinite.

3. Shareholder Notification of Federal Tax Status

For the fiscal year ended October 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
Diversified Alternatives Fund	0.00%

Stone Ridge Funds	Annual Report	October 31, 2023

Additional Information (Unaudited)

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year October 31, 2023 was as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
Diversified Alternatives Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

PERCENTAGES
High Yield Reinsurance Fund	0.00%
Diversified Alternatives Fund	47.55%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for each Fund were as follows:

PERCENTAGES
High Yield Reinsurance Fund	1.67%
Diversified Alternatives Fund	19.70%

Shareholders should not use the above information to prepare their tax returns. Since the Funds’ fiscal year is not the calendar year, another notification is available with respect to calendar year 2023. Such notification, which reflects the amount to be used by calendar year taxpayers on their Federal income tax returns, will be made in conjunction with shareholder year-end tax reporting in February 2024. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

4. Availability of Quarterly Portfolio Holdings Schedules

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request by calling 1.855.609.3680.

5. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request, by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

6. Liquidity Risk Management Program

The Funds have adopted a liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the 1940 Act for the purpose of assessing and managing the Funds’ liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Board has designated the Adviser to administer the Program, and the Adviser has established a Liquidity Risk Management Committee to be responsible for the Program’s operation. Under the Program, the Liquidity Risk Management Committee manages the Funds’ liquidity risk by monitoring the liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools available to the Funds for meeting shareholder redemptions, among other means. From November 1, 2022, through October 31, 2023, the Program supported the Funds’ ability to honor redemption requests timely and the Adviser’s management of the Funds’ liquidity risk. There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

Stone Ridge Funds	Annual Report	October 31, 2023

Investment Adviser

Stone Ridge Asset Management LLC

One Vanderbilt Avenue, 65th Floor

New York, NY 10017

Independent Registered Public Accounting Firm

Ernst & Young LLP

700 Nicollet Mall, Suite 500

Minneapolis, MN 55402

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodians

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Millennium Trust Company, LLC

2001 Spring Road #700

Oak Brook, IL 60523

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1000

Denver, CO 80203

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC,

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

This report has been prepared for shareholders and must be preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ investment objectives, risks, experience of its management and other information.

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.stoneridgefunds.com	SQANNU

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Jeffery Ekberg is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) - (d) The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and all other fees by the principal accountant. “Audit fees” includes amounts related to an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit- related fees” covers the assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s annual financial statements and are not covered under “audit fees,” including review of the Fund’s prospectus. “Tax fees” covers the professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the Funds’ tax returns, asset diversification and income testing, excise taxes, and fiscal year end income calculations. “All other fees” covers the aggregate fees for products and services provided by the principal accountant, other than the services reported in the foregoing three categories.

	FYE 10/31/2023	FYE 10/31/2022
Audit Fees	$300,770	$314,250
Audit-Related Fees	$50,100	$71,550
Tax Fees	$101,100**	$117,750*
All Other Fees	$0	$0

* $19,600 consists of fees related to Stone Ridge Bitcoin Strategy Fund, which was liquidated on October 21, 2022.

** $19,500 consists of fees related to Stone Ridge U.S. Hedged Equity Fund, which was liquidated on March 27, 2023.

(e)(1) To the extent required by applicable law, pre-approval by the audit committee is needed for all audit and permissible non-audit services rendered to the registrant and all permissible

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non-audit services rendered to Stone Ridge Asset Management LLC (the “Adviser”) or to various entities either controlling, controlled by, or under common control with the Adviser that provide ongoing services to the registrant if the services relate directly to the operations and financial reporting of the registrant. Pre-approval is currently on an engagement-by-engagement basis.

(e)(2) The percentage of fees billed by Ernst & Young, LLP applicable to non-audit services that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits waiver of pre-approval, if certain conditions are satisfied) were as follows:

	FYE 10/31/2023	FYE 10/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant for the last two fiscal years of the registrant.

Non-Audit Related Fees	FYE 10/31/2023	FYE 10/31/2022
Registrant	$101,100**	$117,750*
Registrant’s Investment Adviser	$253,160	$133,892

* $19,600 consists of fees related to Stone Ridge Bitcoin Strategy Fund, which was liquidated on October 21, 2022.

** $19,500 consists of fees related to Stone Ridge U.S. Hedged Equity Fund, which was liquidated on March 27, 2023.

(h) The audit committee of the board of trustees has considered whether the provision of any non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s President and Treasurer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section  302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

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(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust
By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer
Date 1/8/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer
Date 1/8/24
By (Signature and Title) /s/ Anthony Zuco
Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer
Date 1/8/24

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